                      GT GLOBAL VARIABLE INVESTMENT SERIES
                      GT GLOBAL VARIABLE INVESTMENT TRUST
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173

                                                              July 25, 1999

Dear Shareholder:

Enclosed is a combined proxy statement and prospectus seeking your approval of a proposed combination of:

     o all five investment portfolios of GT Global Variable Investment Series ("GT Series"), and

     o all nine investment portfolios of GT Global Variable Investment Trust ("GT Trust"), with

     o seven of the various investment portfolios of AIM Variable Insurance Funds, Inc. ("AVIF").

GT Series and GT Trust are each a Delaware business trust. AVIF is a Maryland corporation. The investment portfolios ("funds") of GT Series and of GT Trust are referred to as the "Acquired Funds." The AVIF funds with which the Acquired Funds will be combined are referred to as the "Acquiring Funds."

The investment objective of each Acquired Fund is generally similar to the investment objective of the Acquiring Fund with which the Acquired Fund will combine, with certain exceptions noted in the accompanying document. A I M Advisors, Inc. ("AIM") serves as the investment adviser to the Acquired Funds and to the Acquiring Funds. As discussed in the accompanying document, the Acquiring Funds that have operating histories generally have (1) substantially larger assets, (2) lower operating expense ratios, and (3) better performance histories than the Acquired Funds. The accompanying document describes the proposed transactions and compares the investment objectives and policies, net assets, operating expenses, performance histories and risks of the Acquired Funds and the Acquiring Funds.

Shareholders of GT Series and of GT Trust are being asked to approve an Agreement and Plan of Reorganization by and among GT Series, GT Trust, AVIF and AIM that will govern the reorganization of the Acquired Funds into the Acquiring Funds. After careful consideration, the Boards of Trustees of GT Series and of GT Trust have unanimously approved the proposals and recommend that you read the enclosed materials carefully and then vote FOR the proposals.

Your vote is important. Please take a moment now to sign and return your proxy cards in the enclosed postage paid return envelope. If we do not hear from you after a reasonable amount of time you may receive a telephone call from our proxy solicitor, Shareholder Communications Corporation, reminding you to vote your shares. You may also vote your shares on the web at http://www.aimfunds.com by following the instructions that appear on the enclosed proxy insert.

                                       Sincerely,

                                       /s/ ROBERT H. GRAHAM

                                       Robert H. Graham
                                       Chairman of the Boards and President

                      GT GLOBAL VARIABLE INVESTMENT SERIES
                      GT GLOBAL VARIABLE INVESTMENT TRUST
                         11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         TO BE HELD ON AUGUST 25, 1999


TO THE SHAREHOLDERS:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Special Meeting") of GT Global Variable Investment Series and of GT Global Variable Investment Trust will be held at 11 Greenway Plaza, Suite 100, Houston, Texas, on Wednesday, August 25, 1999, at 3:00 p.m. Central time, for the following purposes:

          (1) To approve an Agreement and Plan of Reorganization (the "Agreement") by and among GT Global Variable Investment Series ("GT Series"), GT Global Variable Investment Trust ("GT Trust"), AIM Variable Insurance Funds, Inc. ("AVIF") and A I M Advisors, Inc. and the consummation of the transactions that the Agreement contemplates. The Agreement contemplates the acquisition of all of the assets and the assumption of all of the liabilities of the following investment portfolios ("funds") of GT Series and GT Trust (collectively, the "GT funds") by AVIF in exchange for shares of certain investment portfolios of AVIF, as indicated (the "AVIF funds"), which shares will be issued directly by the AVIF funds to the shareholders of GT Series funds and the GT Trust funds:

GT Series and GT Trust
Funds (Acquired Funds)                                      AVIF Funds (Acquiring Funds)
----------------------                                      ----------------------------

GT Global Variable Growth & Income Fund                     AIM V.I. Global Growth and Income Fund

GT Global Variable America Fund                             AIM V.I. Capital Appreciation Fund

GT Global Variable International Fund                       AIM V.I. International Equity Fund
GT Global Variable Europe Fund
GT Global Variable Natural Resources Fund
GT Global Variable Infrastructure Fund
GT Global Variable New Pacific Fund
GT Global Variable Latin America Fund
GT Global Variable Emerging Markets Fund
GT Global Variable Telecommunications                       AIM V.I. Telecommunications Fund
   Fund

GT Global Variable Strategic Income Fund                    AIM V.I. Diversified Income Fund
GT Global Variable Global Government
   Income Fund

GT Global Variable U.S. Government                          AIM V.I. Government Securities Fund
   Income Fund

GT Global Money Market Fund                                 AIM V.I. Money Market Fund


               Each shareholder of a GT Series fund or a GT Trust fund will receive that number of the applicable AVIF fund shares representing interests with an aggregate net asset value equal to the aggregate net asset value of his or her shares of the GT Series fund or GT Trust fund.

          (2) To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

         Shareholders of record at the close of business on June 21, 1999, are entitled to notice of, and to vote at, the Special Meeting. Your attention is called to the accompanying Combined Proxy Statement and Prospectus. WHETHER OR NOT YOU ATTEND THE SPECIAL MEETING, WE URGE YOU TO PROMPTLY COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD, SO THAT A QUORUM WILL BE PRESENT AND A MAXIMUM NUMBER OF SHARES MAY BE VOTED. VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTOWNERS WHO ARE ENTITLED TO INSTRUCT THE VOTING OF SHARES ATTRIBUTABLE TO THEIR CONTRACTS MAY DO SO BY RETURNING THE ACCOMPANYING VOTING INSTRUCTION FORM IN THE ENCLOSED ENVELOPE.


                                       By Order of the Boards,



                                       SAMUEL D. SIRKO
                                       Secretary

Houston, Texas

                      GT GLOBAL VARIABLE INVESTMENT SERIES
                      GT GLOBAL VARIABLE INVESTMENT TRUST
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173
                           TOLL FREE: (800) 454-0327

                       AIM VARIABLE INSURANCE FUNDS, INC.
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173
                           TOLL FREE: (800) 454-0327

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                              DATED: JULY 25, 1999

This document is being furnished in connection with a special meeting of Shareholders of GT GLOBAL VARIABLE INVESTMENT SERIES ("GT Series") and GT GLOBAL VARIABLE INVESTMENT TRUST ("GT Trust"), Delaware business trusts, to be held on August 25, 1999 (the "Special Meeting"). (The individual investment portfolios of GT Series and GT Trust collectively are called the "Acquired Funds.") At the Special Meeting, the shareholders of the Acquired Funds are being asked to consider and approve an Agreement and Plan of Reorganization (the "Agreement") by and among GT Series, acting on behalf of five of the Acquired Funds, GT Trust, acting on behalf of nine of the Acquired Funds, AIM Variable Insurance Funds, Inc. ("AVIF"), a Maryland corporation, acting on behalf of seven of its investment portfolios (collectively, the "Acquiring Funds"), and A I M Advisors, Inc. ("AIM"). The Agreement provides for the reorganization of each Acquired Fund into a corresponding Acquiring Fund (the "Reorganizations"). THE BOARDS OF TRUSTEES OF GT SERIES AND GT TRUST HAVE UNANIMOUSLY APPROVED THE AGREEMENT
AND REORGANIZATIONS AS BEING IN THE BEST INTEREST OF EACH OF THE ACQUIRED FUNDS.

The Agreement provides as follows. All of the assets of an Acquired Fund will be transferred to the Acquiring Fund with which it will combine. The Acquiring Fund will assume all of the liabilities of the Acquired Fund. Each Acquiring Fund will issue its shares to the shareholders of the Acquired Fund. The value of each Acquired Fund shareholder's account with the Acquiring Fund immediately after the Reorganization will be the same as the value of such shareholder's account with the Acquired Fund immediately prior to the Reorganization. The Reorganizations have been structured as tax-free transactions. No sales charge will be imposed in connection with the Reorganizations.

The Acquiring Funds are investment portfolios of AVIF, an open-end, series management investment company. The Acquiring Funds (with each Fund's type indicated by its name) are: AIM V.I. Global Growth and Income Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. International Equity Fund, AIM V.I. Telecommunications Fund, AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund. The investment objective of each Acquiring Fund is similar to that of the Acquired Fund with which it will combine. AIM serves as the investment adviser to the Acquired Funds and the Acquiring Funds.

This Combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") sets forth the information that a shareholder of the Acquired Funds should know before voting on the Agreement. It should be read and retained for future reference.

AVIF has also filed a Statement of Additional Information dated July 25, 1999, with the Securities and Exchange Commission (the "SEC") relating to the Agreement. The Statement of Additional Information is incorporated by reference into this Proxy Statement/Prospectus.

The combined Prospectus of the Acquired Funds, dated May 3, 1999 (the "Acquired Funds Prospectuses"), together with the related Statement of Additional Information also dated May 3, 1999, are on file with the SEC and are incorporated into this Proxy Statement/Prospectus by reference. The Prospectuses of the Acquiring Funds, dated May 3, 1999 (the "Acquiring Funds Prospectuses") are attached as Appendix II to this Proxy Statement/Prospectus. The related Statement of Additional Information, also dated May 3, 1999, is on file with the SEC. The Acquiring Funds Prospectuses and the related Statement of Additional Information are incorporated into this Proxy Statement/Prospectus by reference. A copy of portions of the annual report of each Acquiring Fund in existence on December 31, 1998, is attached as Appendices III through VII of this Proxy Statement/Prospectus. You can get a free copy of any of these documents by writing to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739 or by calling (800) 347-4246.

The SEC maintains a Web site at http://www.sec.gov that contains the prospectuses and statements of additional information described above, material incorporated by reference, and other information about GT Series, GT Trust and AVIF.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS, AND HAS NOT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

                               TABLE OF CONTENTS



                                                                                                 PAGE
                                                                                                 ----

INTRODUCTION..................................................................................... 1

REASONS FOR THE REORGANIZATIONS.................................................................. 2
     Background and Reasons for the Reorganizations.............................................. 2
     Board Considerations........................................................................ 2

SYNOPSIS......................................................................................... 9
     The Reorganizations......................................................................... 9
     Comparison of the Acquiring Funds and the Acquired Funds.................................... 10

PRINCIPAL RISK FACTORS........................................................................... 20

INFORMATION ABOUT THE ACQUIRED FUNDS AND THE ACQUIRING
     FUNDS....................................................................................... 22

ADDITIONAL INFORMATION ABOUT THE AGREEMENT....................................................... 23
     Terms of the Reorganizations................................................................ 23
     The Reorganizations......................................................................... 23
     Other Terms................................................................................. 23
     Federal Tax Consequences.................................................................... 24
     Accounting Treatment........................................................................ 27

RIGHTS OF SHAREHOLDERS........................................................................... 27
     Liability of Shareholders................................................................... 27
     Election of Trustees/Directors; Terms....................................................... 27
     Removal of Directors/Trustees............................................................... 28
     Meetings of Shareholders.................................................................... 28
     Liability of Trustees/Directors and Officers; Indemnification............................... 28
     Termination................................................................................. 28
     Voting Rights of Shareholders............................................................... 29
     Dissenters' Rights.......................................................................... 29
     Amendments to Organization Documents........................................................ 29

OWNERSHIP OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS
     SHARES...................................................................................... 29
     5% Owners................................................................................... 29
     Ownership of Officers and Trustees/Directors................................................ 34

CAPITALIZATION................................................................................... 34

LEGAL MATTERS.................................................................................... 35

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE

COMMISSION....................................................................................... 35

APPENDICES
     Agreement and Plan of Reorganization................................................Appendix I
     Prospectuses of the Acquiring Funds.................................................Appendix II
     AIM V.I. Capital Appreciation Fund Discussion and Analysis..........................Appendix III
     AIM V.I. International Equity Fund Discussion and Analysis..........................Appendix IV
     AIM V.I. Diversified Income Fund Discussion and Analysis............................Appendix V
     AIM V.I. Government Securities Fund Discussion and Analysis.........................Appendix VI
     AIM V.I. Money Market Fund Discussion and Analysis..................................Appendix VII

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Link, AIM Institutional Funds, aimfunds.com, Invest With Discipline, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks, and AIM Bank Connection, AIM Funds, AIM Funds and Design and AIM Investor are service marks, of A I M Management Group Inc.

INTRODUCTION
--------------------------------------------------------------------------------


This Proxy Statement/Prospectus relates to the solicitation of proxies by the Boards of Trustees of GT Series and GT Trust from the shareholders of the Acquired Funds for use at the Special Meeting of Shareholders to be held at 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 on August 25, 1999, at 3:00 p.m., Central time (such meetings and any adjournments thereof are referred to as the "Special Meeting").

All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained therein. If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Agreement and in accordance with management's recommendation on other matters. The presence in person or by proxy of one-third of the outstanding shares of beneficial interest in an Acquired Fund at the Special Meeting will constitute a quorum ("Quorum") with respect to the shares. Approval of the Agreement by an Acquired Fund requires the affirmative vote of a majority of the shares cast by shareholders of that Acquired Fund. The Agreement may be approved by one of the Acquired Funds and the Reorganization of that Acquired Fund may be completed even though the Agreement is not approved by shareholders of any other Acquired Fund. Abstentions will be counted as shares present at the Special Meeting for quorum purposes, but will not be considered votes cast at the Special Meeting. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of GT Series or of GT Trust. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

In accordance with current law, life insurance company shareholders of GT Series and GT Trust, in effect, pass along their voting rights to owners of variable annuity and variable life insurance contracts issued by the companies. Essentially, the life insurance companies seek instructions as to how contract owners wish the companies to vote the GT Series and GT Trust shares (1) technically owned by the companies but (2) beneficially owned by the contract owners. The life insurance companies communicate directly with contract owners about the procedures that the companies follow in seeking instructions and voting shares under the particular variable annuity and variable life insurance contracts. GT Series and GT Trust understand that the life insurance companies will vote shares for which instructions are not received from contract owners in proportion to shares for which instructions are received from shareholders.

Shareholders of record as of the close of business on June 21, 1999 (the "Record Date") are entitled to vote at the Special Meeting. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held. On the Record Date, there were shares outstanding for the Acquired Funds as follows:

             GT Global Variable Growth & Income Fund                                  2,205,890     shares
             GT Global Variable America Fund                                          1,676,805     shares
             GT Global Variable International Fund                                      549,241     shares
             GT Global Variable Europe Fund                                           1,034,118     shares
             GT Global Variable Natural Resources Fund                                  596,253     shares
             GT Global Variable Infrastructure Fund                                     298,151     shares
             GT Global Variable New Pacific Fund                                      2,066,177     shares
             GT Global Variable Latin America Fund                                      929,871     shares
             GT Global Variable Emerging Markets Fund                                 1,006,905     shares
             GT Global Variable Telecommunications Fund                               2,864,024     shares
             GT Global Variable Strategic Income Fund                                 1,447,716     shares
             GT Global Variable Global Government Income Fund                           595,118     shares
             GT Global Variable U.S. Government Income Fund                             502,016     shares
             GT Global Money Market Fund                                             28,144,964     shares

GT Series and GT Trust have each engaged the services of Shareholder Communications Corporation ("SCC") to assist it in the solicitation of proxies for the Special Meeting. GT Series and GT Trust each expect to solicit proxies principally by mail, but they or SCC may also solicit proxies by telephone, facsimile, telegraph or personal interview. The officers of GT Series and of GT Trust will not receive any additional or special compensation for any such solicitation. The cost of shareholder solicitation is anticipated to be approximately $10,000. The Agreement and Plan of Reorganization provides that each of the Acquired Funds will bear its costs and expenses incurred in connection with its Reorganization. However, since all but three of the Acquired Funds, namely GT Global Variable America Fund, GT Global Variable Telecommunications Fund and GT Global Money Market Fund, are subject to subsidization by AIM pursuant to an agreement to limit fund expenses, AIM will effectively bear such costs of all but three of the Acquired Funds. In addition AIM has agreed to bear the cost of the Reorganizations for GT Global Variable America Fund, GT Global Variable Telecommunications Fund and GT Global Money Market Fund.

GT Series and GT Trust intend to mail this Proxy Statement/Prospectus and the accompanying proxy on or about July 26, 1999.


REASONS FOR THE REORGANIZATIONS
--------------------------------------------------------------------------------


BACKGROUND AND REASONS FOR THE REORGANIZATIONS

GT Series and GT Trust were each originally organized as Massachusetts business trusts in 1992. Each was reorganized into a Delaware business trust on May 7, 1998. Prior to May 29, 1998, Chancellor LGT Asset Management, Inc., an indirect subsidiary of Liechtenstein Global Trust AG ("LGT"), provided investment advisory services to GT Series and GT Trust.

On May 29, 1998, LGT consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc., which then changed its name to INVESCO
(NY), Inc. In connection with that transaction, the Boards of Trustees of GT Series and GT Trust determined that it would be advisable to engage AIM to provide investment advisory and other services to GT Series and GT Trust, with INVESCO (NY), Inc. continuing to provide sub-advisory services. AIM and its affiliates are indirect subsidiaries of AMVESCAP PLC that provide investment advisory, marketing, administration, fund accounting and distribution services to The AIM Family of Funds--Registered Trademark--. The shareholders of GT Series and of GT Trust approved the change in service providers, which took effect on May 29, 1998. AIM now serves as investment adviser to the investment portfolios of GT Series and of GT Trust. Other affiliated subsidiaries of AMVESCAP PLC now serve as sub-advisers to certain investment portfolios of GT Series and of GT Trust.

GT Series, GT Trust and AVIF each sells its shares exclusively to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies. Under the contracts, a separate account buys or redeems shares of GT Series, GT Trust or AVIF based on (1) a contract owner's instruction to invest or receive back monies under a contract (such as making a premium payment or surrendering a contract) and (2) the operation of a contract (such as deduction of contract fees and charges). Contracts may permit contract owners to transfer monies among investment portfolios of a single mutual fund or of two or more mutual funds. Separate accounts generally buy additional shares with dividend and capital gains distributions declared by GT Series, GT Trust and AVIF.

The life insurance companies, on behalf of their separate accounts, are the shareholders of GT Series, GT Trust and AVIF. The owners of the variable annuity contracts and the variable life insurance contracts are, through the separate accounts, the beneficial owners of the shares of GT Series, GT Trust and AVIF.

AIM evaluated the Acquired Funds of GT Series and of GT Trust and the Acquiring Funds of AVIF and recommended the Reorganizations involving the Acquiring Funds with operating histories because the Acquiring Funds have, for the most part, similar investment objectives, generally better performance records and generally lower operating expense ratios than the Acquired Funds. The Acquiring Funds are also generally substantially larger than the Acquired Funds and have a more stable base of assets. AIM also recommended the Reorganization of GT Global Variable Growth & Income Fund into AIM V.I. Global Growth and Income Fund and the Reorganization of GT Global Variable Telecommunications Fund into AIM V.I. Telecommunications Fund, where the two AVIF Funds are newly organized and have no operating histories. AIM recommended these Reorganizations because efficiencies could be achieved by having AVIF as the one entity dedicated as an underlying fund for life insurance company separate accounts; administrative efforts could be simplified in terms of negotiating participation agreements between a single underlying fund and various life insurance companies wishing to invest their separate account assets in the fund; and AVIF has participation agreements with over 40 life insurance companies currently offering variable annuity and variable life insurance contracts funded through AVIF, while GT Series and GT Trust each has no participation agreement with a life insurance company currently offering contracts funded through it.

BOARD CONSIDERATIONS

The Boards of Trustees of GT Series and GT Trust have determined that the Reorganizations of the Acquired Funds are in the best interests of each of the Acquired Funds, and each Board of Trustees recommends approval of the Agreement by the shareholders of the Acquired Funds at the Special Meeting. A summary of the information that was presented to, and considered by, each Board of Trustees in making its determination is provided below.

At a meeting of each Board of Trustees held on June 15, 1999, AIM proposed that the Board of Trustees approve the Reorganizations of the Acquired Funds into the Acquiring Funds. The Boards of Trustees received from AIM written materials that described the structure and tax consequences of the Reorganizations and contained information concerning the Acquired Funds and the Acquiring Funds, including comparative total return and fee and expense information, a comparison of the investment objectives and policies of the Acquired Funds and the Acquiring Funds, pro forma financial statements and biographical information on the portfolio managers of the Acquiring Funds.

In considering the Reorganizations, each Board of Trustees noted that the Acquired Funds and Acquiring Funds have, for the most part, similar investment objectives. Each Board of Trustees also noted that as of May 10, 1999, the expense ratios of the Acquired Funds were generally higher than the expense ratios of the Acquiring Funds and that the net assets of the Acquired Funds were generally lower than the net assets of the Acquiring Funds, as shown below. The Acquired Funds bear interest expenses which are not included in the expense ratios shown below.

                         ACQUIRED FUNDS                                                  ACQUIRING FUNDS
----------------------------------------------------------------   ----------------------------------------------------------
                                                          NET                                                           NET
                                       NET     GROSS     ASSETS                                     NET     GROSS     ASSETS
GT GLOBAL FUND NAME                   RATIO    RATIO    $(000'S)   AIM V.I. FUND NAME              RATIO    RATIO    $(000'S)
-------------------                   -----    -----    --------   ------------------              -----    -----    --------
GT Global Variable Growth &                                        AIM V.I. Global Growth and
  Income Fund                          1.25    1.25      48,969      Income Fund(1)                 n/a       n/a         n/a
GT Global Variable America                                         AIM V.I. Capital Appreciation
  Fund                                  .98     .98      37,710      Fund                           .67      .67      735,471

GT Global Variable International
  Fund                                 1.25    1.65       5,349
GT Global Variable Europe Fund         1.25    1.30      24,764
GT Global Variable Natural
  Resources Fund                       1.25    1.78       6,791
GT Global Variable Infrastructure                                  AIM V.I. International
  Fund                                 1.25    1.65       5,437      Equity Fund                    .90      .90      245,455
GT Global Variable New Pacific
  Fund                                 1.25    1.99      20,216
GT Global Variable Latin America
  Fund                                 1.25    1.53      13,426
GT Global Variable Emerging
  Markets Fund                         1.25    2.25       9,585

GT Global Variable Telecommunications                              AIM V.I. Telecommunications
  Fund                                 1.13    1.13      72,919      Fund(1)                        n/a       n/a         n/a

GT Global Variable Strategic                                       AIM V.I. Diversified Income
  Income Fund                          1.00    1.21      18,078      Fund                           .77      .77       91,797
GT Global Variable Global Government
  Income Fund                          1.00    1.55       6,908

GT Global Variable U.S. Government                                 AIM V.I. Government Securities
  Income Fund                          1.00    1.43       6,515      Fund                           .79      .79       60,335

GT Global Money Market Fund             .75     .75      30,674    AIM V.I. Money Market Fund       .58      .58       76,899

(1) Has not commenced operations.

Each Board of Trustees also considered the performance of the Acquired Funds in relation to the performance of the Acquiring Funds, both on the basis of (1) total returns and (2) industry rankings. As of December 31, 1998, the average annual total returns since inception, since inception of the younger of the Acquired Fund or the Acquiring Fund, and for the past five-year and one-year periods for each of the Acquired Funds and the Acquiring Funds were as set out below. Past performance cannot guarantee future results. Average annual total return figures do not reflect life insurance company charges. If average annual total return figures reflected life insurance company charges, the figures shown would be lower.

                    ACQUIRED FUNDS                                                       ACQUIRING FUNDS
------------------------------------------------------------------- ----------------------------------------------------------------
                                                       SINCE                                                            SINCE
                                                       INCEPTION OF                                                     INCEPTION OF
                                                       YOUNGER OF                                                       YOUNGER OF
                                                       ACQUIRED OR                                                      ACQUIRED OR
GT GLOBAL                 ONE        FIVE   SINCE      ACQUIRING    AIM V.I.               ONE       FIVE    SINCE      ACQUIRING
FUND NAME                 YEAR      YEARS   INCEPTION  FUND         FUND NAME              YEAR      YEARS   INCEPTION  FUND
---------                 ----      -----   ---------  ------------ ---------              ----      -----   ---------  ------------
GT Global Variable        19.60%   12.65%    13.76%     n/a         AIM V.I. Global         n/a       n/a      n/a        n/a
   Growth & Income Fund                     2/10/93                  Growth and Income
                                                                     Fund(1)

GT Global Variable         8.09%   17.02%    16.96%      18.01%      AIM V.I. Capital       19.30%    17.23%   18.77%     18.77%
   America Fund                             2/10/93      5/5/93       Appreciation Fund                        5/5/93     5/5/93

GT Global Variable        -0.64%     n/a      1.60%       1.60%                                                           13.16%
   International Fund                        7/5/94      7/5/94                                                           7/5/94
GT Global Variable Europe 15.98%   13.65%    16.21%      15.76%                                                           13.36%
   Fund                                     2/10/93      5/5/93                                                           5/5/93
GT Global Variable       -33.01%     n/a      5.94%       5.94%                                                           13.16%
   Natural Resources
   Fund                                      7/5/94      7/5/94                                                           7/5/94
GT Global Variable         6.58%     n/a     11.69%      11.69%      AIM V.I. Inter-        15.49%    11.33%   13.36%     13.16%
   Infrastructure Fund                       7/5/94      7/5/94       national Equity Fund                     5/5/93     7/5/94
GT Global Variable       -14.54%  -10.46%    -4.32%      -5.86%                                                           13.36%
   New Pacific Fund                         2/10/93      5/5/93                                                           5/5/93
GT Global Variable Latin -41.71%   -7.51%     0.04%       0.10%                                                           13.36%
   American Fund                            2/10/93      5/5/93                                                           5/5/93
GT Global Variable       -36.90%     n/a     -8.83%      -8.83%                                                           13.16%
   Emerging Markets Fund                     7/5/94      7/5/94                                                           7/5/94

GT Global Variable        22.11%   17.21%    18.41%         n/a      AIM V.I. Telecom-         n/a      n/a       n/a        n/a
   Telecommunications                      10/18/93                   munications Fund (1)
   Fund
GT Global Variable        -0.61%    5.11%     8.72%       8.92%                                                            7.38%
   Strategic Income Fund                    2/10/93      5/5/93                                                           5/5/93
GT Global Variable        12.69%    5.72%     6.43%       6.71%      AIM V.I. Diversified    3.58%     7.12%    7.38%      7.38%
   Global Government                        2/10/93      5/5/93       Income Fund                              5/5/93     5/5/93
   Income Fund

GT Global Variable U.S.    9.06%    6.48%     5.36%       5.77%      AIM V.I. Government     7.73%     5.80%    5.76%      5.76%
   Government Income                        2/10/93      5/5/93       Securities Fund                          5/5/93     5/5/93
   Fund

GT Global Money Market     5.22%    4.82%     4.52%       4.61%      AIM V.I. Money Market   5.06%     4.90%    4.59%      4.59%
   Fund                                     2/10/93      5/5/93       Fund                                     5/5/93     5/5/93

(1)  Has not commenced operations.

As of May 31, 1999, the Morningstar ratings and Lipper Analytical Services rankings for the Acquired Funds and Acquiring Funds were as follows:

REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE GROWTH & INCOME FUND

o Morningstar Rating (1)

                                                                CATEGORY          OVERALL         3 YEAR       5 YEAR
                                                                --------          -------         ------       ------

GT Global Variable Growth & Income Fund................   International Hybrid       4               4            4
AIM V.I. Global Growth and Income Fund.................           n/a               n/a             n/a          n/a
(Has not commenced operations.)

o Lipper Rank (Percentile)(2)

                                                           CATEGORY          YTD        1 YEAR      3 YEAR      5 YEAR
                                                           --------          ---        ------      ------      ------

GT Global Variable Growth & Income Fund................     Global           100%        66%         31%         35%
AIM V.I. Global Growth and Income Fund.................       n/a            n/a         n/a         n/a         n/a
(Has not commenced operations.)


REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE AMERICA FUND

o Morningstar Rating (1)

                                                              CATEGORY            OVERALL         3 YEAR       5 YEAR
                                                              --------            -------         ------       ------

GT Global Variable America Fund.......................      Small Blend              2              2            2
AIM V.I. Capital Appreciation Fund....................     Mid Cap Growth            2              2            2

o Lipper Rank (Percentile)(2)

                                                          CATEGORY           YTD        1 YEAR      3 YEAR      5 YEAR
                                                          --------           ---        ------      ------      ------

GT Global Variable America Fund................           Growth             11%         69%         90%         86%
AIM V.I. Capital Appreciation Fund.............           Mid Cap            68%         52%         58%         27%

REORGANIZATIONS INVOLVING THE GT GLOBAL VARIABLE INTERNATIONAL FUND, GT GLOBAL VARIABLE EUROPE FUND, GT GLOBAL VARIABLE NATURAL RESOURCES FUND, GT GLOBAL VARIABLE INFRASTRUCTURE FUND, GT GLOBAL VARIABLE NEW PACIFIC FUND, GT GLOBAL VARIABLE LATIN AMERICA FUND, AND GT GLOBAL VARIABLE EMERGING MARKETS FUND

o Morningstar Rating (1)

                                                             CATEGORY               OVERALL       3 YEAR       5 YEAR
                                                             --------               -------       ------       ------

GT Global Variable International Fund............         Foreign Stock                2             2           n/a
GT Global Variable Europe Fund...................         Foreign Stock                3             3            3
GT Global Variable Natural Resources Fund........     Specialty - Natural Resources    1             1           n/a
GT Global Variable Infrastructure Fund...........          World Stock                 2             2           n/a
GT Global Variable New Pacific Fund..............    Diversified Emg. Markets          1             1            1
GT Global Variable Latin America Fund............    Diversified Emg. Markets          1             1            1
GT Global Variable Emerging Markets Fund.........    Diversified Emg. Markets          1             1           n/a
AIM V.I. International Equity Fund...............         Foreign Stock                3             3            3

(1) Under the Morningstar rating system, the top 10% of funds in a category receive 5 stars, the next 22.5% receive 4 stars, the middle 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive a single star.

(2) Under the Lipper ranking system, the lower the percentile rank the better the performance.

o Lipper Rank (Percentile)(2)

                                                         CATEGORY            YTD       1 YEAR      3 YEAR      5 YEAR
                                                         --------            ---       ------      ------      ------

GT Global Variable International Fund............      International         61%        90%         87%          n/a
GT Global Variable Europe Fund...................      International        100%       100%         29%          11%
GT Global Variable Natural Resources Fund........    Natural Resources       99%       100%         65%          n/a
GT Global Variable Infrastructure Fund...........         Global             84%        91%         92%          n/a
GT Global Variable New Pacific Fund..............     Pacific Region         99%        99%         97%          72%
GT Global Variable Latin America Fund............      Emerging Mkt.         31%        96%         15%          28%
GT Global Variable Emerging Markets Fund.........      Emerging Mkt.         69%        97%         96%          n/a
AIM V.I. International Equity Fund...............      International         89%        78%         38%          19%


REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

o Morningstar Rating (1)

                                                           CATEGORY             OVERALL          3 YEAR        5 YEAR
                                                           --------             -------          ------        ------

GT Global Variable Telecommunications Fund........      Mid Cap Growth             2               2             2
AIM V.I. Telecommunications Fund..................           n/a                  n/a             n/a           n/a
(Has not commenced operations.)

o Lipper Rank (Percentile)(2)

                                                           CATEGORY         YTD        1 YEAR        3 YEAR       5 YEAR
                                                           --------         ---        ------        ------       ------

GT Global Variable Telecommunications Fund................  Global           2%          5%            22%          3%
AIM V.I. Telecommunications Fund...........................   n/a           n/a          n/a           n/a          n/a
(Has not commenced operations.)


REORGANIZATIONS INVOLVING THE GT GLOBAL VARIABLE STRATEGIC INCOME FUND AND GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

o Morningstar Rating (1)

                                                                 CATEGORY          OVERALL       3 YEAR         5 YEAR
                                                                 --------          -------       ------         ------

GT Global Variable Strategic Income Fund..............      International Bond        1            2              1
GT Global Variable Global Government Income Fund......      International Bond        2            2              2
AIM V.I. Diversified Income Fund......................      Intermediate Term
                                                                   Bond               3            2              3

o Lipper Rank (Percentile)(2)

                                                        CATEGORY         YTD          1 YEAR        3 YEAR       5 YEAR
                                                        --------         ---          ------        ------       ------

GT Global Variable Strategic Income Fund.........    Global Income       46%           87%           13%            6%
GT Global Variable Global Government
     Income Fund.................................    Global Income       69%           39%           12%           23%
AIM V.I. Diversified Income Fund.................    Global Income       34%           76%            9%           13%

(1) Under the Morningstar rating system, the top 10% of funds in a category receive 5 stars, the next 22.5% receive 4 stars, the middle 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive a single star.

(2) Under the Lipper ranking system, the lower the percentile rank the better the performance.

REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

o Morningstar Rating(1)

                                                                 CATEGORY        OVERALL         3 YEAR          5 YEAR
                                                                 --------        -------         ------          ------
GT Global Variable U.S. Government Income Fund............       Intermediate       2               3              2
                                                                 Government
AIM V.I. Government Securities Fund.......................       Intermediate       2               3              2
                                                                 Government

o Lipper Rank (Percentile)(2)

                                                              CATEGORY             YTD       1 YEAR      3 YEAR      5 YEAR
                                                              --------             ---       ------      ------      ------
GT Global Variable U.S. Government Income              General US Government
     Fund.......................................               Funds               84%        26%         27%         57%
AIM V.I. Government Securities Fund.............       General US Government
                                                               Funds               30%        35%         30%         52%


REORGANIZATION INVOLVING THE GT GLOBAL MONEY MARKET FUND

o Morningstar Rating(1)

                                                               CATEGORY          OVERALL         3 YEAR          5 YEAR
                                                               --------          -------         ------          ------
GT Global Money Market Fund............................      Money Market          n/a             n/a            n/a
AIM V.I. Money Market Fund.............................      Money Market          n/a             n/a            n/a

o Lipper Rank (Percentile)(2)

                                                         CATEGORY          YTD        1 YEAR       3 YEAR        5 YEAR
                                                         --------          ---        ------       ------        ------

GT Global Money Market Fund........................    Money Market        23%         24%          26%            27%
AIM V.I. Money Market Fund.........................    Money Market        14%         16%          17%            16%

         Each Board of Trustees considered AIM's report to it that General American Life Insurance Company, the largest life insurance company shareholder of GT Series and of GT Trust, had considered seeking SEC approval to substitute the of Acquiring Funds for Acquired Funds, but that AIM had recommended, under all of the circumstances, seeking approval of the shareholders of the Acquiring Funds instead. The Board considered AIM's report that the line-up of the Acquired Funds and the Acquiring Funds in each Reorganization generally (with the exception of three funds) reflected the line-up contemplated by General American Life Insurance Company.

         In addition, the Board of Trustees of GT Series noted that each of GT Series' Acquired Funds, except GT Global Variable America Fund, GT Global Variable Telecommunications Fund and GT Global Money Market Fund, had expenses that equaled or exceeded maximum limits voluntarily set by AIM. The Board of Trustees of GT Trust noted that each of GT Trust's Acquired Funds, except GT Global Variable Telecommunications Fund, had expenses that exceeded maximum limits voluntarily set by AIM. Consequently, AIM is bearing the portion of expenses of all but three of the Acquired Funds that exceeds the limits and, therefore, subsidizing each of these Acquired Funds. The expense ratios of the Acquiring Funds are generally lower than the expense ratios of the corresponding Acquired Funds.

Each Board of Trustees further noted that the Acquired Funds will have been provided with an opinion of counsel that the Reorganizations will be tax-free as to each Acquired Fund and its shareholders and that there will be no adverse tax consequences for owners of variable annuity and variable life insurance contracts.

AIM provided each Board of Trustees with an analysis of each of the Reorganizations, including, as applicable: comparisons of operating expenses and net assets as of May 10, 1999; performance histories as of December 31, 1998; and management fee rates for the year ended December 31, 1998. A summary of AIM's comparisons regarding each Reorganization is set out below.

----------
(1) Under the Morningstar rating system, the top 10% of funds in a category receive 5 stars, the next 22.5% receive 4 stars, the middle 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive a single star.

(2) Under the Lipper ranking system, the lower the percentile rank the better the performance.

REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE GROWTH & INCOME FUND

The estimated expense ratios of AIM V.I. Global Growth and Income Fund would be higher than those of GT Global Variable Growth & Income Fund. The 1.00% annual management fee rate for AIM V.I. Global Growth and Income Fund will be the same as the 1.00% rate for GT Global Variable Growth & Income Fund. GT Global Variable Growth & Income Fund and AIM V.I. Global Growth and Income Fund are each sub-advised by INVESCO Asset Management Limited (London). Consequently, shareholders of GT Global Variable Growth & Income Fund will continue to have the same sub-adviser after the Reorganization.

REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE AMERICA FUND

GT Global Variable America Fund had about $38 million in net assets, compared with about $731 million in net assets for AIM V.I. Capital Appreciation Fund. AIM V.I. Capital Appreciation Fund's greater asset base and lower expense ratios, together with its generally superior performance history, make it a potentially better investment for shareholders than GT Global Variable America Fund. The 0.62% annual management fee rate for AIM V.I. Capital Appreciation Fund will be lower than the 0.75% rate for GT Global Variable America Fund.

REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE INTERNATIONAL FUND, GT GLOBAL VARIABLE EUROPE FUND, GT GLOBAL VARIABLE NATURAL RESOURCES FUND, GT GLOBAL VARIABLE INFRASTRUCTURE FUND, GT GLOBAL VARIABLE NEW PACIFIC FUND, GT GLOBAL VARIABLE LATIN AMERICA FUND, AND GT GLOBAL VARIABLE EMERGING MARKETS FUND

GT Global Variable International Fund had about $5 million in net assets, GT Global Variable Europe Fund, $25 million, GT Global Variable Natural Resources Fund, $7 million, GT Global Variable Infrastructure Fund, $5 million, GT Global Variable New Pacific Fund, $20 million, GT Global Variable Latin America Fund, $13 million, and GT Global Variable Emerging Markets Fund, $10 million, compared with about $245 million in net assets for AIM V.I. International Equity Fund. AIM V.I. International Equity Fund's greater asset base and lower expense ratios makes it a potentially better investment for shareholders than any of these GT funds. The 0.75% annual management fee rate for AIM V.I. International Equity Fund also will be lower than the 1.00% fee rate for these GT Funds. Furthermore, AIM V.I. International Equity Fund has generally outperformed each of these GT Funds (except for GT Global Variable Europe Fund) for the past one-year, five-year, and since inception periods. The performance of AIM V.I. International Equity Fund was comparable to GT Global Variable Europe Fund for the past one-year period, but not since inception or for the past five-year period. GT Global Variable International Fund, GT Global Variable Europe Fund, GT Global Variable Latin America Fund and GT Global Variable Emerging Markets Fund each will no longer have INVESCO Asset Management Limited (London) as a sub-adviser. GT Global Variable New Pacific Fund will no longer have Invesco Asia Limited as its sub-adviser. Each of these Funds will be managed on a day-to-day basis by AIM.

REORGANIZATIONS INVOLVING THE GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

The estimated expense ratios of AIM V.I. Telecommunications Fund would be higher than those of GT Global Variable Telecommunications Fund. The 1.00% annual management fee rate for AIM V.I. Telecommunications Fund will be the same as the 1.00% rate for GT Global Variable Telecommunications Fund.

REORGANIZATIONS INVOLVING THE GT GLOBAL VARIABLE STRATEGIC INCOME FUND AND GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

GT Global Variable Strategic Income Fund had about $18 million in net assets and GT Global Variable Global Government Income Fund had about $7 million in net assets, compared with about $92 million in net assets for AIM V.I. Diversified Income Fund. AIM V.I. Diversified Income Fund's greater asset base and lower expense ratios makes it a potentially better investment for shareholders than either GT Global Variable Strategic Income Fund or GT Global Variable Global Government Income Fund. The 0.60% annual management fee rate for AIM V.I. Diversified Income Fund will be lower than the 0.75% rate for GT Global Variable Strategic Income Fund and for GT Global Variable Global Government Income Fund. The performance of AIM V.I. Diversified Income Fund has been superior to that of GT Global Variable Strategic Income Fund for the past five-year and one-year periods, but not since inception. The performance of AIM V.I. Diversified Income Fund has been superior to that of GT Global Variable Global Government Income Fund since inception and for the past five-year period, but not for the past one-year period. GT Global Variable Global Government Income Fund will no longer have INVESCO Asset Management Limited (London) as its sub-advisor and will be managed on a day-to-day basis by AIM. GT Global Variable Strategic Income Fund will no longer have INVESCO (NY), Inc. as its sub-adviser and will be managed on a day-to-day basis by AIM.

REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

GT Global Variable U.S. Government Income Fund had about $7 million in net assets, compared with about $60 million in net assets for AIM V.I. Government Securities Fund. AIM V.I. Government Securities Fund's greater asset base and lower expense ratios make it a potentially better investment for shareholders than GT Global Variable U.S. Government Income Fund. The 0.50% annual management fee rate for AIM V.I. Government Securities Fund will be lower than the 0.75% rate for GT Global Variable U.S. Government Income Fund. The performance of AIM V.I. Government Securities Fund has been comparable to that of GT Global Variable U.S. Government Income Fund since inception, but not for the past five-year and one-year periods. GT Global Variable U.S. Government Income Fund will no longer have INVESCO (NY), Inc. as its sub-adviser and will be managed on a day-to-day basis by AIM.

REORGANIZATION INVOLVING THE GT GLOBAL MONEY MARKET FUND

GT Global Money Market Fund had about $31 million in net assets, compared with about $76 million in net assets for AIM V.I. Money Market Fund. AIM V.I. Money Market Fund's greater asset base and lower expense ratios make it a potentially better investment for shareholders than GT Global Money Market Fund. The 0.40% annual management fee rate for AIM V.I. Money Market Fund will be lower than the 0.50% rate for GT Global Money Market Fund. The performance of AIM V.I. Money Market Fund has been comparable to that of GT Global Variable Money Market Fund since inception and for the past five-year period, but not for the past one-year period. GT Global Money Market Fund will no longer have INVESCO (NY), Inc. as its sub-adviser and will be managed on a day-to-day basis by AIM.

                             ---------------------

AIM pointed out that the management fee rate that it will receive on the assets subject to the Reorganization will be lower after each Reorganization than before the Reorganization, except for the Reorganizations involving the GT Global Variable Growth & Income Fund and the GT Global Variable Telecommunications Fund, where the management fee rate will remain the same after the Reorganizations.

Each Board of Trustees, based upon its evaluation of the information presented to it, determined that the proposed Reorganizations will not dilute the interests of the shareholders of any of the Acquired Funds and are in the best interest of the Acquired Funds. Therefore, each Board of Trustees recommended the approval of the Agreement by the shareholders of each respective Acquired Fund at a special meeting.

SYNOPSIS

--------------------------------------------------------------------------------


This synopsis is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectuses for the Acquiring Funds and Acquired Funds, and the Agreement.


THE REORGANIZATIONS

The Reorganizations will result in the combination of all five funds of GT Series and all nine funds of GT Trust with seven funds of AVIF. GT Series and GT Trust are each a Delaware business trust. AVIF is a Maryland corporation.

If shareholders of an Acquired Fund approve the Agreement and other closing conditions are satisfied, all of the assets of that Acquired Fund will be transferred to the Acquiring Fund with which it will combine, the Acquiring Fund will assume all of the liabilities of the Acquired Fund, and AVIF will issue shares of the Acquiring Fund to the Acquired Fund's shareholders. The shares of an Acquiring Fund issued in a Reorganization will have an aggregate net asset value equal to the value of the Acquired Fund's net assets transferred to the Acquiring Fund. The value of each shareholder's account with an Acquiring Fund immediately after a Reorganization will be the same as the value of such shareholder's account with the Acquired Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Agreement" below.

The Acquired Funds have received an opinion of Freedman, Levy, Kroll & Simonds, to the effect that the Reorganizations will constitute tax-free reorganizations for Federal income tax purposes. Thus, shareholders will not have to pay Federal income taxes as a result of the Reorganizations, and owners of variable annuity and variable life insurance contracts will not bear any adverse tax consequences. See "Additional Information About the Agreement -- Federal Tax Consequences" below.


COMPARISON OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

INVESTMENT OBJECTIVES AND POLICIES

REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE GROWTH & INCOME FUND

ACQUIRING FUND                                         Investment Objective and Policies
                                                       ---------------------------------
AIM V.I. Global Growth and Income Fund                 Growth of capital together with current income; invests at least 65% of its total assets in a combination of blue-chip equity securities and high-quality government bonds of U.S.
                                                       and foreign issuers; may invest up to 35% of its total assets in other equity securities and government and corporate debt securities that are investment grade.

ACQUIRED FUND

GT Global Variable Growth & Income Fund                Long-term capital appreciation together with current income;
                                                       invests at least 65% of its total assets in a combination of blue-chip equity securities and high-quality government bonds of U.S. and foreign issuers; may invest up to 35% of its
                                                       total assets in other equity securities and government and corporate debt securities that are investment grade.

Comparison

The investment objective and policies for the Acquiring Fund and Acquired Fund described above are substantially identical. The Acquiring Fund will invest primarily in the same types of securities as the Acquired Fund.

REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE AMERICA FUND


ACQUIRING FUND                                         Investment Objective and Policies
                                                       ---------------------------------

AIM V.I. Capital Appreciation Fund                     Growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies; may also invest up to 20% of its total assets in foreign securities.

ACQUIRED FUND

GT Global Variable America Fund                        Long-term growth of capital; invests, normally, at least 65%
                                                       of its total assets in the equity securities of U.S. issuers that have market capitalizations within the range of market capitalizations of companies included in the Russell Midcap(TM)
                                                       Index; may invest up to 35% of its total assets in equity
                                                       securities of other U.S. issuers or in investment-grade debt securities of U.S. issuers; may also invest up to 25% of its total assets in foreign securities.

Comparison

The investment objective for the Acquiring Fund and Acquired Fund described above are substantially identical. The investment policies of the Acquiring Fund and Acquired Fund are not identical, but are similar in many respects. Both Funds invest in medium-sized U.S. companies, and both have the flexibility to invest in larger U.S. companies and in foreign securities. Note, however, that the Acquired Fund also has the flexibility to invest in investment-grade debt securities, but that the Acquiring Fund may only invest in debt securities temporarily in response to adverse market conditions, for cash management purposes, or for defensive purposes.

REORGANIZATIONS INVOLVING THE GT GLOBAL VARIABLE INTERNATIONAL FUND, GT GLOBAL VARIABLE EUROPE FUND, GT GLOBAL VARIABLE NATURAL RESOURCES FUND, GT GLOBAL VARIABLE INFRASTRUCTURE FUND, GT GLOBAL VARIABLE NEW PACIFIC FUND, GT GLOBAL VARIABLE LATIN AMERICA FUND, AND GT GLOBAL VARIABLE EMERGING MARKETS FUND


ACQUIRING FUND                                         Investment Objective and Policies
                                                       ---------------------------------

AIM V.I. International Equity Fund                     Long-term growth of capital by investing in a diversified
                                                       portfolio of international equity securities whose issuers are considered to have strong earnings momentum; invests at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market; may invest up to 20% of its total assets in
                                                       securities of issuers located in developing countries.

ACQUIRED FUNDS

GT Global Variable International Fund                  Long-term growth of capital; invests, normally, at least 65%
                                                       of its total assets in the securities of companies domiciled in the following countries: Argentina, Australia, Austria,
                                                       Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland,
                                                       France, Germany, Greece, Hong Kong, India, Indonesia,
                                                       Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico,
                                                       the Netherlands, New Zealand, Norway, Pakistan, Peru, the
                                                       Philippines, Portugal, Singapore, South Korea, Spain, Sweden,
                                                       Switzerland, Taiwan, Thailand, Turkey, the United Kingdom,
                                                       and Venezuela; may invest up to 35% of its total assets in equity securities of companies domiciled outside its
                                                       primary investment area, including developing countries; may also invest up to 35% of its total assets in U.S. and foreign investment-grade debt securities, or securities deemed by the portfolio managers to be of comparable quality.

GT Global Variable Europe Fund                         Long-term growth of capital; invests, normally, at least 65%
                                                       of its total assets in equity securities of companies
                                                       domiciled in eighteen countries located in Europe; may invest up to 35% of its total assets in equity securities of issuers domiciled outside of its primary investment area or in U.S.
                                                       and foreign investment-grade debt securities deemed by the fund's portfolio managers to be of comparable quality; may invest in securities of issuers located in developing
                                                       countries.

GT Global Variable Natural Resources Fund              Long-term capital growth; invests, normally, at least 65% of its total assets in equity securities of domestic and foreign natural resources companies; may invest up to 35% of its
                                                       total assets in debt securities issued by natural resources companies, or in equity and debt securities of other
                                                       companies the portfolio manager believes will benefit from developments in the natural resources industries; may invest in companies located in developing countries; may invest up to 20% of its total assets in lower-quality debt securities,
                                                       i.e., "junk bonds."

GT Global Variable Infrastructure Fund                 Long-term capital growth; invests, normally, at least 65% of its total assets in equity securities of domestic and foreign infrastructure companies; may invest up to 35% of its assets in debt securities issue by infrastructure companies, or in equity and debt securities of other companies the portfolio manager believes will benefit from developments in the
                                                       infrastructure industry; may invest in companies located in developing countries; may also invest up to 20% of its total assets in lower-quality debt securities, i.e., "junk bonds."

GT Global Variable New Pacific Fund                    Long-term capital growth; invests, normally, at least 65% of its total assets in the securities of companies domiciled in twelve countries, other than Japan, located in the Pacific region, including developing countries, i.e., those that are in the initial stages

                                                       of their industrial cycles; may invest up to 35% of its total assets in equity securities of issuers domiciled outside of its primary investment area, including developing countries;
                                                       may also invest up to 35% of its total assets in U.S. and
                                                       foreign investment-grade debt securities, or securities
                                                       deemed by the portfolio managers to be of comparable quality.

GT Global Variable Latin America Fund                  Capital appreciation; invests at least 65% of its total
                                                       assets in equity and debt securities of Latin American
                                                       issuers, including those in developing countries; invests a majority of its assets in equity securities; may invest up to
                                                       35% of its total assets in a combination of equity and debt securities of U.S. issuers; may also invest up to 50% of its total assets in debt securities, which may consist of
                                                       lower-quality debt securities, i.e., "junk bonds" and "Brady
                                                       Bonds."

GT Global Variable Emerging Markets Fund               Long-term growth of capital; invests at least 65% of its
                                                       total assets in equity securities of companies in emerging markets, which consist of all countries determined by the
                                                       portfolio managers to be developing or emerging economies and markets, generally including every country in the world
                                                       except the United States, Canada, Japan, Australia, New
                                                       Zealand, and most countries located in Western Europe.  Most countries are developing countries; may also invest up to 35%
                                                       of its assets in debt securities of government or corporate issuers in emerging markets, in equity and debt securities of issuers in developed countries, including the United States, and in cash and money market instruments; normally invests a majority of its assets in equity securities; may invest up to
                                                       20% of its total assets in high-yield debt securities rated below investment grade, i.e., "junk bonds."

Comparison

The Acquiring Fund and each of the Acquired Funds described above have substantially identical investment objectives. The investment policies for the Acquiring Fund and each Acquired Fund are not identical, but are similar in many respects. All of the Acquired Funds and the Acquiring Fund invest primarily in equity securities of foreign issuers, except the GT Global Variable Natural Resources Fund and GT Global Variable Infrastructure Fund invest primarily in foreign and U.S. equity securities. However, because each of the Acquired Funds, except one, is a "sector" fund, the investment policies of most of the Acquired Funds are narrower than the investment policy of the Acquiring Fund.
(A "sector" fund is a fund that invests in a specific narrow portion or sector of the securities markets or in a specific geographic region.) The GT Global Variable International Fund is not a sector fund because it, like the Acquiring Fund, invests primarily in foreign issuers located throughout the world.

Each of the remaining Acquired Funds invests, normally, at least 65% of its assets in equity securities of a specific type, as described in the Fund's name: the GT Global Variable Europe Fund invests in the equity securities of companies domiciled in Europe; the GT Global Variable Natural Resources Fund invests in equity securities of natural resources companies, and so on. Accordingly, the performance of each of these Acquired Funds is likely to be more closely tied to the specific circumstances of the sector in which the Fund invests, while the performance of the Acquiring Fund is likely to be more closely tied to the performance of foreign equity securities in general. Further, each of the Acquired Funds also reserves the right to invest up to 35% (50% for the GT Global Variable Latin America Fund) of its total assets in debt securities, while the Acquiring Fund will only invest in debt securities temporarily in response to adverse market conditions, for cash management purposes, or for defensive purposes. Finally, each of the Acquired Funds may invest at least 35% of its total assets in companies located in developing countries, while the Acquiring Fund can invest at most 20% of its total assets in such securities.

REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

ACQUIRING FUND                                         Investment Objective and Policies
                                                       ---------------------------------

AIM V.I. Telecommunications Fund                       Long-term growth of capital; invests primarily in equity
                                                       securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications
                                                       services or equipment; may invest up to 35% of its assets in debt securities

                                                       issued by telecommunications companies and/or equity and debt securities of other companies the portfolio mangers believe will benefit from developments in the telecommunications
                                                       industry; may also invest up to 5% of its total assets in
                                                       lower quality debt securities, i.e., "junk bonds."

ACQUIRED FUND

GT Global Variable Telecommunications Fund             Long-term growth of capital; invests at least 65% of its
                                                       total assets in equity securities of domestic and foreign
                                                       telecommunications companies; may invest up to 35% of its
                                                       assets in debt securities issued by telecommunications
                                                       companies, or in equity and debt securities of other
                                                       companies the portfolio managers believe will benefit from developments in the telecommunications industries; may invest in companies located in developing countries; may also invest up to 5% of its total assets in lower quality debt
                                                       securities, i.e., "junk bonds."


Comparison

The investment objective for the Acquiring Fund and Acquired Fund described above are substantially identical. The investment policies of the Acquiring Fund and the Acquired Fund are not identical, but are similar in most respects. The Acquiring Fund generally will invest in the same types of securities as the Acquired Fund, which include the equity securities of U.S. and foreign telecommunications companies or companies expected to benefit from developments in the telecommunications industry.


REORGANIZATIONS INVOLVING THE GT GLOBAL VARIABLE STRATEGIC INCOME FUND AND GT GLOBAL VARIABLE GOVERNMENT INCOME FUND

ACQUIRING FUND                                         Investment Objective and Policies
                                                       ---------------------------------
AIM V.I. Diversified Income Fund                       A high level of current income; invests primarily in (1)
                                                       domestic and foreign corporate debt securities; (2) U.S.
                                                       Government securities, including U.S. Government agency
                                                       mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities; and (4)
                                                       lower-quality debt securities, i.e., "junk bonds," of U.S.
                                                       and foreign companies; may invest up to 50% of its total
                                                       assets in foreign securities, including securities of issuers located in developing countries.

ACQUIRED FUNDS

GT Global Variable Strategic Income Fund               High current income and, secondarily, capital appreciation;
                                                       invests primarily in debt securities, including
                                                       mortgage-backed and asset-backed securities, of issuers in the United States and developed and developing countries;
                                                       normally invests at least 35% of its total assets in U.S. and foreign debt and other fixed-income securities that are rated at least investment grade, or that the fund's portfolio
                                                       managers believe to be of comparable quality; may invest up to 50% of its assets in lower quality debt securities, i.e.,
                                                       "junk bonds."

GT Global Variable Government Income Fund              High current income and, secondarily, capital appreciation and protection of capital; invests at least 65% of its total assets in debt securities (including mortgage-backed
                                                       securities) issued or guaranteed by U.S. and foreign
                                                       governments or by their agencies, authorities, and
                                                       instrumentalities; primarily invests in high quality
                                                       government debt securities; may invest in lower-quality debt securities, i.e., "junk bonds"; may invest up to 35% of its total assets in other types of securities.

Comparison

The investment objective(s) for the Acquiring Fund and each Acquired Fund described above are substantially similar. The investment policies for the Acquiring Fund and each Acquired Fund are not identical, but are similar in many respects. Each of the Funds invests in similar types of debt securities, although (1) the GT Global Variable Government Income Fund invests a greater portion of its assets in higher-quality U.S. and foreign government securities; and (2) the Acquiring Fund may invest only up to 50% of its assets in foreign securities, while each of the Acquired Funds may invest up to 65% of its assets in such securities.


REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

ACQUIRING FUND                                         Investment Objective and Policies
                                                       ---------------------------------

AIM V.I. Government Securities Fund                    A high level of current income consistent with reasonable concern for safety of principal; invests in debt securities issued,
                                                       guaranteed or otherwise backed by the United States
                                                       Government; may invest up to 20% of its total assets in
                                                       foreign securities.

ACQUIRED FUND

GT Global Variable U.S. Government Income Fund         High level of current income, consistent with preservation of capital; invests at least 65% of its total assets in U.S.
                                                       Government securities, including direct obligations of U.S.
                                                       Treasury and obligations issued or guaranteed by U.S.
                                                       government agencies and instrumentalities (including
                                                       mortgage-backed securities); may invest up to 35% of its
                                                       total assets in other types of debt securities, including
                                                       foreign government securities and privately issued
                                                       mortgage-backed or asset-backed securities, rated in the four highest credit rating categories or determined to be of
                                                       comparable quality.

Comparison

The investment objective for the Acquiring Fund and Acquired Fund described above are substantially identical. The investment policies for the Acquiring Fund and the Acquired Fund are not identical, but are similar in many respects. Each Fund primarily invests in U.S. Government securities, although each reserves the right to also invest in foreign securities. The Acquired Fund also reserves the right to invest in investment grade non-government securities, but the Acquiring Fund will only invest in other types of debt securities temporarily in response to adverse market conditions, for cash management purposes, or for defensive purposes.


REORGANIZATION INVOLVING THE GT GLOBAL MONEY MARKET FUND

ACQUIRING FUND                                         Investment Objective and Policies
                                                       ---------------------------------

AIM V.I. Money Market Fund                             Maximum current income consistent with liquidity and
                                                       conservation of capital; invests in high-quality, U.S. dollar denominated short-term obligations.

ACQUIRED FUND

GT Global Money Market Fund                            Maximum current income consistent with liquidity and
                                                       conservation of capital; invests in high-quality, U.S. dollar denominated money market instruments.

Comparison

The investment objective and policies for the Acquiring Fund and Acquired Fund described above are substantially identical.

PERFORMANCE

A comparison of the performance of each of the Acquiring Funds and Acquired Funds is provided under "Reasons for the Reorganizations - Board
Considerations," above.

Fee Table

This table compares the fees and expenses of the Acquired Funds and Acquiring Funds as of December 31, 1999, except as noted. This table also shows the pro forma fees and expenses of the Acquiring Funds after giving effect to the Reorganizations. As shown below, there are no expense waivers for the Acquiring Funds.

     The Acquired Funds and the Acquiring Funds do not charge any of the following fees:

          Sales Charge Imposed on Purchases       None
          Deferred Sales Charge                   None
          Sales Charge Imposed on Reinvested
               Dividends                          None
          Redemption Fee                          None
          Exchange Fee                            None
          Maximum Account Fee                     None
          Distribution or Service (12b-1) Fees    None


    FEES                                                                                PRO FORMA
AND EXPENSES              ACQUIRED FUNDS                     ACQUIRING FUNDS            COMBINING
---------------        -------------------                  ------------------          ---------
                       GT GLOBAL FUND NAME                  AIM V.I. FUND NAME
                       -------------------                  ------------------

                         VARIABLE GROWTH AND INCOME FUND    GLOBAL GROWTH AND INCOME FUND (2)

Management Fees                       1.00%                               1.00%              1.00%
Other Expenses
     Other                            0.22%                               0.45%(3)           0.45%
     Interest                         0.04%                               0.00%              0.00%
                                   -------                             -------            -------
Total Other Expenses                  0.26%                               0.45%              0.45%
                                   -------                             -------            -------
Total Expenses                        1.26%                               1.45%              1.45%

Expense Waiver                        0.00%                               0.00%              0.00%
                                   -------                             -------            -------
Net Expenses                          1.26%                               1.45%              1.45%
                                   =======                             =======            =======

                             VARIABLE AMERICA FUND               CAPITAL APPRECIATION FUND

Management Fees                       0.75%                               0.62%              0.62%
Other Expenses
     Other                            0.20%                               0.16%(3)           0.18%
     Interest                         0.08%                               0.00%              0.00%
                                   -------                             -------            -------
Total Other Expenses                  0.28%                               0.16%              0.18%
                                   -------                             -------            -------
Total Expenses                        1.03%                               0.78%              0.80%

Expense Waiver                        0.00%                               0.00%              0.00%
                                   -------                             -------            -------
Net Expenses                          1.03%                               0.78%              0.80%
                                   =======                             =======            =======

                         VARIABLE INTERNATIONAL FUND            INTERNATIONAL EQUITY FUND

Management Fees                       1.00%                               0.75%              0.74%
Other Expenses
     Other                            0.74%                               0.27%(3)           0.30%
     Interest                         0.09%                               0.00%              0.00%
                                   -------                             -------            -------
Total Other Expenses                  0.83%                               0.27%              0.30%
                                   -------                             -------            -------
Total Expenses                        1.83%                               1.02%              1.04%

Expense Waiver                        0.48%(1)                            0.00%              0.00%
                                   -------                             -------            -------
Net Expenses                          1.35%                               1.02%              1.04%
                                   =======                             =======            =======

----------
(1) The investment advisor has agreed to limit net expenses.
(2) Has not commenced operations. Expense ratios are estimates for 1999.
(3) Ratio has been restated to reflect current Administrative Services
    Agreement.

                                 ACQUIRED FUNDS                    ACQUIRING FUNDS
    FEES                      --------------------                ------------------                PRO FORMA
AND EXPENSES                  GT GLOBAL FUND NAME                 AIM V.I. FUND NAME                COMBINING
------------                  --------------------                ------------------                ---------
                              VARIABLE EUROPE FUND

Management Fees                       1.00%
Other Expenses
     Other                            0.27%
     Interest                         0.32%
                                   -------
Total Other Expenses                  0.59%
                                   -------
Total Expenses                        1.59%

Expense Waiver                        0.03%(1)
                                   -------
Net Expenses                          1.56%
                                   =======

                        VARIABLE NATURAL RESOURCES FUND

Management Fees                       1.00%
Other Expenses
     Other                            0.49%
     Interest                         0.04%
                                   -------
Total Other Expenses                  0.53%
                                   -------
Total Expenses                        1.53%

Expense Waiver                        0.24%(1)
                                   -------
Net Expenses                          1.29%
                                   =======

                          VARIABLE INFRASTRUCTURE FUND

Management Fees                       1.00%
Other Expenses
     Other                            0.68%
     Interest                         0.00%
                                   -------
Total Other Expenses                  0.68%
                                   -------
Total Expenses                        1.68%

Expense Waiver                        0.42%(1)
                                   -------
Net Expenses                          1.26%

                              VARIABLE NEW PACIFIC FUND

Management Fees                       1.00%
Other Expenses
     Other                            0.76%
     Interest                         0.02%
                                   -------
Total Other Expenses                  0.78%
                                   -------
Total Expenses                        1.78%

Expense Waiver                        0.50%(1)
                                   -------
Net Expenses                          1.28%
                                   =======

----------
(1) The investment advisor has agreed to limit net expenses.
(2) Has not commenced operations. Expense ratios are estimates for 1999.
(3) Ratio has been restated to reflect current Administrative Services
    Agreement.

                                 ACQUIRED FUNDS                    ACQUIRING FUNDS
    FEES                      --------------------                ------------------                PRO FORMA
AND EXPENSES                  GT GLOBAL FUND NAME                 AIM V.I. FUND NAME                COMBINING
------------                  --------------------                ------------------                ---------
                          VARIABLE LATIN AMERICA FUND

Management Fees                       1.00%
Other Expenses
     Other                            0.52%
     Interest                         0.14%
                                   -------
Total Other Expenses                  0.66%
                                   -------
Total Expenses                        1.66%

Expense Waiver                        0.27%(1)
                                   -------
Net Expenses                          1.39%
                                   =======

                         VARIABLE EMERGING MARKETS FUND

Management Fees                       1.00%
Other Expenses
     Other                            1.12%
     Interest                         0.17%
                                   -------
Total Other Expenses                  1.29%
                                   -------
Total Expenses                        2.29%

Expense Waiver                        0.89%(1)
                                   -------
Net Expenses                          1.40%
                                   =======

                       VARIABLE TELECOMMUNICATIONS FUND       TELECOMMUNICATIONS FUND(2)

Management Fees                       1.00%                               1.00%              1.00%
Other Expenses
     Other                            0.17%                               0.44%(3)           0.44%
     Interest                         0.01%                               0.00%              0.00%
                                   -------                             -------            -------
Total Other Expenses                  0.18%                               0.44%              0.44%
                                   -------                             -------            -------
Total Expenses                        1.18%                               1.44%              1.44%

Expense Waiver                        0.00%                               0.00%              0.00%
                                   -------                             -------            -------
Net Expenses                          1.18%                               1.44%              1.44%
                                   =======                             =======            =======

                        VARIABLE STRATEGIC INCOME FUND          DIVERSIFIED INCOME FUND

Management Fees                       0.75%                               0.60%              0.60%
Other Expenses
     Other                            0.44%                               0.28%(3)           0.28%
     Interest                         0.16%                               0.00%              0.00%
                                   -------                             -------            -------
Total Other Expenses                  0.60%                               0.28%              0.28%
                                   -------                             -------            -------
Total Expenses                        1.35%                               0.88%              0.88%

Expense Waiver                        0.19%(1)                            0.00%              0.00%
                                   -------                             -------            -------
Net Expenses                          1.16%                               0.88%              0.88%
                                   =======                             =======            =======

----------
(1) The investment advisor has agreed to limit net expenses.
(2) Has not commenced operations. Expense ratios are estimates for 1999.
(3) Ratio has been restated to reflect current Administrative Services
    Agreement.

                                 ACQUIRED FUNDS                    ACQUIRING FUNDS
    FEES                      --------------------                ------------------                PRO FORMA
AND EXPENSES                  GT GLOBAL FUND NAME                 AIM V.I. FUND NAME                COMBINING
------------                  --------------------                ------------------                ---------
                         VARIABLE GLOBAL GOVERNMENT
                                 INCOME FUND

Management Fees                       0.75%
Other Expenses
     Other                            0.68%
     Interest                         0.07%
                                   -------
Total Other Expenses                  0.75%
                                   -------
Total Expenses                        1.50%

Expense Waiver                        0.43%(1)
                                   -------
Net Expenses                          1.07%
                                   =======

                      VARIABLE U.S. GOVERNMENT INCOME FUND       GOVERNMENT INCOME FUND

Management Fees                       0.75%                               0.50%              0.50%
Other Expenses
     Other                            0.57%                               0.34%(3)           0.39%
     Interest                         0.07%                               0.00%              0.00%
                                   -------                             -------            -------
Total Other Expenses                  0.64%                               0.34%              0.39%
                                   -------                             -------            -------
Total Expenses                        1.39%                               0.84%              0.89%

Expense Waiver                        0.32%(1)                            0.00%              0.00%
                                   -------                             -------            -------
Net Expenses                          1.07%                               0.84%              0.89%
                                   =======                             =======            =======

                                MONEY MARKET FUND                  MONEY MARKET FUND

Management Fees                       0.50%                               0.40%              0.40%
Other Expenses
     Other                            0.23%                               0.29%(3)           0.31%
     Interest                         0.00%                               0.00%              0.00%
                                   -------                             -------            -------
Total Other Expenses                  0.23%                               0.29%              0.31%
                                   -------                             -------            -------
Total Expenses                        0.73%                               0.69%              0.71%

Expense Waiver                        0.00%                               0.00%              0.00%
                                   -------                             -------            -------
Net Expenses                          0.73%                               0.69%              0.71%
                                   =======                             =======            =======

(1) The investment advisor has agreed to limit net expenses.
(2) Has not commenced operations. Expense ratios are estimates for 1999.
(3) Ratio has been restated to reflect current Administrative Services
    Agreement.

     Expense Example

The following example is intended to help you compare the cost of investing in the Acquired Funds with the cost of investing in the corresponding Acquiring Funds.

The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. The example does not reflect the fees and expenses associated with variable annuity and variable life insurance contracts for which the funds may serve as investment vehicles. To the extent fees are waived, the expenses would be lower. Although your actual returns may be higher or lower, based on these assumptions your cost would be:

                                                       1 Year     3 Years     5 Years     10 Years
                                                       ------     -------     -------     --------

GT Global Variable Growth & Income Fund                   128         400         692        1,523
AIM V.I. Global Growth and Income Fund                    148         459         792        1,735
Pro Forma                                                 148         459         792        1,735

GT Global Variable America Fund                           105         328         569        1,259
AIM V.I. Capital Appreciation Fund                         80         249         433          966
Pro Forma                                                  82         255         444          990

GT Global Variable International Fund                     186         576         990        2,148
GT Global Variable Europe Fund                            162         502         866        1,889
GT Global Variable Natural Resources Fund                 156         483         834        1,824
GT Global Variable Infrastructure Fund                    171         530         913        1,987
GT Global Variable New Pacific Fund                       181         560         964        2,095
GT Global Variable Latin America Fund                     169         523         902        1,965
GT Global Variable Emerging Markets Fund                  232         715       1,225        2,626
AIM V.I. International Equity Fund                        104         325         563        1,248
Pro Forma                                                 106         331         574        1,271

GT Global Variable Telecommunications Fund                120         375         649        1,432
AIM V.I. Telecommunications Fund                          147         456         787        1,724
Pro Forma                                                 147         456         787        1,724

GT Global Variable Strategic Income Fund                  137         428         739        1,624
GT Global Variable Global Government Income Fund          153         474         818        1,791
AIM V.I. Diversified Income Fund                           90         281         488        1,084
Pro Forma                                                  90         281         488        1,084

GT Global Variable U.S. Government Income Fund            142         440         761        1,669
AIM V.I. Government Securities Fund                        86         268         466        1,037
Pro Forma                                                  91         284         493        1,096

GT Global Money Market Fund                                75         233         406          906
AIM V.I. Money Market Fund                                 70         221         384          859
Pro Forma                                                  73         227         395          883

INVESTMENT ADVISORY SERVICES

AIM serves as investment adviser to all of the Acquired Funds, and each of INVESCO Asset Management Limited (London), INVESCO Asia Limited, and INVESCO
(NY), Inc., serves as sub-adviser to certain of the Acquired Funds, as shown in the following table:

ACQUIRED FUND                                           SUB-ADVISER
-------------                                           -----------

GT Global Variable Europe Fund                          INVESCO Asset Management Limited (London)
GT Global Variable International Fund                   INVESCO Asset Management Limited (London)
GT Global Variable Emerging Markets                     INVESCO Asset Management Limited (London)
   Fund
GT Global Variable Growth & Income                      INVESCO Asset Management Limited (London)
   Fund
GT Global Variable Global Government                    INVESCO Asset Management Limited (London)
   Income Fund
GT Global Variable Global Latin America                 INVESCO Asset Management Limited (London)
   Fund
GT Global Variable New Pacific Fund                     INVESCO Asia Limited
GT Global Money Market Fund                             INVESCO (NY), Inc.
GT Global Variable Strategic Income Fund                INVESCO (NY), Inc.
GT Global Variable U.S. Government                      INVESCO (NY), Inc.
   Income Fund

AIM also serves as investment adviser to the Acquiring Funds. There are no sub-advisers to any of the Acquiring Funds, except for AIM V.I. Global Growth and Income Fund, for which INVESCO Asset Management Ltd. (London) will serve as sub-adviser.

PRINCIPAL RISK FACTORS

--------------------------------------------------------------------------------

The principal risks of investing in the Acquiring Funds are set out below.

AIM V.I. GLOBAL GROWTH AND INCOME FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk.

AIM V.I. CAPITAL APPRECIATION FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

AIM V.I. INTERNATIONAL EQUITY FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. TELECOMMUNICATIONS FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting the telecommunications industry, such as substantial government regulation. Because the fund focuses its investments in the telecommunications industries, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

AIM V.I. DIVERSIFIED INCOME FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to this risk than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.

The prices of equity securities fluctuates in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM V.I. GOVERNMENT SECURITIES FUND

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of other fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If the securities experience a faster principal prepayment rate than expected, both the market value of, and income from, such securities will decrease.

AIM V.I. MONEY MARKET FUND

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The following factors could reduce the fund's income and/or share price:

o interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop;

o any of the fund's holdings could have its credit rating downgraded or could default;

o the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries; and

o the risks generally associated with dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

ALL ACQUIRING FUNDS (EXCEPT AIM V.I. MONEY MARKET FUND)

The prices of foreign securities may be further affected by other factors, including:

o Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

ALL ACQUIRING FUNDS

If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

The value of your shares could be adversely affected if the computer systems used by the funds' investment advisor and the funds' other service providers are unable to distinguish the year 2000 from the year 1900.

The funds' investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the funds invests.

COMPARISON OF RISKS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

Each Acquiring Fund presents many, and in some cases all, of the same principal risks of investing as does the corresponding Acquired Fund. There are, however, certain differences between the principal risks of investing in the Acquiring and Acquired Funds.

For example, certain of the Acquired Funds, including the GT Global Variable Latin America, Growth & Income, Strategic Income, and Global Government Income Funds, are non-diversified, which means that they may invest in fewer issuers than if they were diversified. As a result, the value of these funds' shares may vary more widely and the funds may be subject to greater investment and credit risk than if they were invested more broadly. By contrast, all of the Acquiring Funds are diversified.

In addition, as discussed under "Investment Objectives and Policies" above, certain of the Acquired Funds, including the GT Global Variable Europe, Natural Resources, Infrastructure, New Pacific, Latin America, and Emerging Markets Funds, are "sector" funds, which means that they invest primarily in equity securities of the type described in the fund's name. The value of these funds' shares generally are vulnerable to the particular factors affecting the sector in which they invest, e.g., the Pacific Basin countries in the case of the GT Global Variable New Pacific Fund, the infrastructure industry in the case of the GT Global Infrastructure Fund, etc. As a result, the value of these funds' shares may rise and fall more than the value of shares of a fund that invests more broadly. By contrast, the AIM V.I. International Equity Fund, into which these Acquired Funds will be reorganized, is not a sector fund and, thus, does not present the same risk associated with such sectors. The AIM V.I. International Equity Fund, of course, has greater exposure to the risks of investing in securities of foreign companies than do the GT Global Variable Infrastructure and Natural Resources Funds, but generally has less exposure to developing countries than the GT Global Variable Europe, New Pacific, International, Latin America, and Emerging Markets Funds.

The GT Global Variable Latin America and Emerging Markets Funds also may invest up to 50% and 20% respectively of their total assets in "junk bonds," which, compared to higher quality debt securities, may involve greater risk of default or prices due to changes in the credit quality of the issuer. The AIM V.I. International Equity Fund, by contrast, does not invest in junk bonds.

PLEASE REFER TO THE PROSPECTUS FOR THE ACQUIRED FUNDS AND THE ACCOMPANYING PROSPECTUS FOR THE ACQUIRING FUNDS FOR MORE DETAILS.


INFORMATION ABOUT THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

--------------------------------------------------------------------------------


The Synopsis included in this Proxy Statement/Prospectus briefly compares each Acquired Fund to the Acquiring Fund into which it would be reorganized, highlighting certain key features of the Funds and certain additional information about the differences between the Funds.

The Acquiring Funds' Prospectuses, included in Appendix II, provide additional information about the Acquiring Funds. A portion of the most recent Annual Report for each Acquiring Fund, included in Appendices III through VII, also provides information about the Acquiring Funds.

Additional information about the Acquired Funds is incorporated into this Proxy Statement/Prospectus by reference to the Acquired Funds' Prospectus. If you want more information about the Acquired Funds, you can request a free copy of the Acquired Funds' Prospectus by calling 1-800-347-4246.

ADDITIONAL INFORMATION ABOUT THE AGREEMENT

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TERMS OF THE REORGANIZATIONS

The terms and conditions under which the Reorganizations may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.


THE REORGANIZATIONS

Each Acquiring Fund will acquire all of the assets of the Acquired Fund with which it will combine in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Consummation of each Reorganization (the "Closing") is expected to occur on September 24, 1999 (October 1, 1999 in the case of GT funds reorganizing into the AIM V.I. International Equity Fund) (the applicable date of each closing is hereinafter referred to as "Closing Date"), at 5:00 p.m. Central time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the NYSE on that business day.

At the Effective Time, GT Series and GT Trust shall deliver all of the assets of each Acquired Fund to the Custodian for the account of the corresponding Acquiring Fund in exchange for (1) the assumption by the Acquiring Fund of all of the liabilities of any kind of the Acquired Fund, and (2) delivery by AVIF directly to the Acquired Fund shareholders of a number of Acquiring Fund shares (including, if applicable, fractional shares rounded to the nearest thousandth) having an aggregate net asset value equal to the net value of the assets of the Acquired Fund so transferred, assigned and delivered.

Consummation of the Reorganization of any Acquired Fund is not conditioned upon consummation of the Reorganization of any other Acquired Fund.


OTHER TERMS

The Agreement may be amended without shareholder approval by mutual agreement of AVIF, AIM, GT Series and GT Trust. If any amendment is made to the Agreement that effects a material change to the Agreement and the Reorganizations, such change will be submitted to the affected shareholders for their approval.

Each of AVIF, GT Series and GT Trust has made representations and warranties in the Agreement that are customary in matters such as the Reorganizations. The obligations of AVIF, GT Series and GT Trust pursuant to the Agreement with respect to a particular Acquired Fund or Acquiring Fund are subject to various conditions, including the following:

         (a) the assets of the Acquired Fund to be acquired by the Acquiring Fund with which it will be combined shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by each of the Acquired Funds immediately prior to the Reorganizations, including for this purpose any amounts used by the Acquired Fund to pay its Reorganization expenses and all redemptions and distributions made by the Acquired Fund immediately before the Reorganization (other than the redemptions pursuant to a demand of a shareholder in the ordinary course of the Acquired Fund's business as a series of an open-end management investment company under the 1940 Act and regular, normal dividends not in excess of the requirements of Section 852 of the Code). This representation does not apply to AIM V.I. Global Growth and Income Fund or AIM V.I. Telecommunications Fund, if, in the case of each such Fund, the Fund has not commenced operations or issued voting stock (other than to its investment adviser in connection with its creation) prior to the Closing Date;

         (b):

              o AVIF shall have filed with the SEC its Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") pertaining to the Reorganization;

              o   such Registration Statement shall have become effective; and

              o no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

         (c) the shareholders of each Acquired Fund shall have approved the Agreement; and

         (d) AVIF, GT Series and GT Trust shall each have received an opinion from Freedman, Levy, Kroll & Simonds that the Reorganizations will not result in the recognition of gain or loss for United States Federal income tax purposes for any Acquired Fund, any Acquiring Fund or their respective shareholders.

Each of the Acquired Funds and the Acquiring Funds has agreed to bear its own expenses in connection with the Reorganizations. However, since all but three of the Acquired Funds, GT Global Variable America Fund, GT Global Variable Telecommunications Fund and GT Global Money Market Fund, are subject to subsidization by AIM pursuant to an agreement to limit fund expenses, AIM will effectively bear such costs of all but three of the Acquired Funds.

The Board of Directors of AVIF may waive without shareholder approval any failure by GT Series or GT Trust to satisfy (1) any of the conditions to AVIF's obligations under Section 6.1 of the Agreement, and (2) any of the mutual conditions under Section 6.2 of the Agreement that GT Series and GT Trust also waive. The Agreement may be terminated entirely or with respect to a Reorganization and one or more of the Reorganizations may be abandoned by AVIF, GT Series, or GT Trust at any time by mutual agreement of the parties to the Agreement, or by any party in the event that the relevant Acquired Fund's shareholders do not approve the Agreement or in the event the Closing does not occur on or before the Closing Date.


FEDERAL TAX CONSEQUENCES

The following is a general summary of the material Federal income tax consequences of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and judicial decisions, all of which are subject to change.

The principal Federal income tax consequences that are expected to result from the Reorganizations, under currently applicable law, are as follows:

         (1) The transfer of the assets of each Acquired Fund to each corresponding Acquiring Fund in exchange for shares of voting stock of the Acquiring Fund ("voting stock") distributed directly to the shareholders of the Acquired Fund, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and each Acquired Fund and each Acquiring Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

         (2) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by an Acquired Fund on the transfer of its assets to the corresponding Acquiring Fund solely in exchange for the voting stock of the Acquiring Fund and the Acquiring Fund's assumption of the Acquired Fund's liabilities, or on the distribution of the voting stock to the Acquired Fund's shareholders.

         (3) In accordance with Section 1032 of the Code, no gain or loss will be recognized by any Acquiring Fund on the receipt of assets of its corresponding Acquired Fund in exchange for the voting stock of the Acquiring Fund and the Acquiring
                   Fund's assumption of the Acquired Fund's liabilities.

         (4) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by shareholders of any Acquired Fund on the receipt of the voting stock of the corresponding Acquiring Fund in constructive exchange for their Acquired Fund shares.

         (5) In accordance with Section 362(b) of the Code, the basis to each Acquiring Fund of the assets of each corresponding Acquired Fund transferred to it will be the same as the basis of those assets in the hands of such Acquired Fund immediately before the Reorganization.

         (6) In accordance with Section 358(a) of the Code, an Acquired Fund shareholder's basis for the voting stock of the corresponding Acquiring Fund received by the Acquired Fund shareholder will be the same as the Acquired Fund shareholder's basis for Acquired Fund shares constructively exchanged therefor.

         (7) In accordance with Section 1223(1) of the Code, an Acquired Fund shareholder's holding period for the voting stock of a corresponding Acquiring Fund will include the Acquired Fund shareholder's holding period for the Acquired Fund shares constructively exchanged therefor, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset.

         (8) In accordance with Section 1223(2) of the Code, the holding period for assets of an Acquired Fund transferred to its corresponding Acquiring Fund in the Reorganizations will include the holding period for those assets in the hands of the Acquired Fund.

         (9)      For purposes of Section 381 of the Code, AIM V.I.
                  Global Growth and Income Fund and AIM V.I. Telecommunications Fund will each be treated as if there had been no Reorganization, if, in the case of each such Fund, the Fund has not commenced operations or issued voting stock (other than to its investment adviser in connection with its creation) prior to the Closing Date.

         (10) Each Acquired Fund and each corresponding Acquiring Fund will be a RIC under Subchapter M and will comply with the investment diversification requirements of Section 817(h) of the Code. Accordingly, the Reorganizations will not produce adverse Federal income tax consequences by reason of income or gain for any Contract Owner.


As a condition to Closing, Freedman, Levy, Kroll & Simonds will render a favorable opinion to AVIF, GT Series and GT Trust as to the foregoing Federal income tax consequences of the Reorganizations, which opinion will be conditioned upon the accuracy, as of the Closing Date, of certain representations of AVIF, GT Series and GT Trust upon which Freedman, Levy, Kroll & Simonds will rely in rendering its opinion, which representations include, but are not limited to, the following (taking into account for purposes thereof any events that are part of the plan of reorganization):


            (A) The fair market value of the voting stock of each Acquiring Fund received by each shareholder of a corresponding Acquired Fund will be approximately equal to the fair market value of the shares of the Acquired Fund that such shareholder held before the Reorganization.

            (B) There is no plan or intention by the shareholders of any of the
                Acquired Funds to redeem a number of shares of the voting stock of a corresponding Acquiring Fund received in the Reorganization that would reduce an Acquired Fund shareholder's ownership of the shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding shares of the Acquired Fund as of the Closing Date. In the case of GT Global Variable Growth & Income Fund and GT Global Variable Telecommunications Fund, "100 percent" shall be substituted for "50 percent" if the corresponding Acquiring Fund has not commenced operations or issued voting stock (other than to its investment adviser in connection with its creation) prior to the Closing Date.

            (C) Following the Reorganizations, each Acquiring Fund will continue the historic business of the corresponding Acquired Fund or use a significant portion of such Acquired Fund's historic business assets in its business.

            (D) At the direction of each of the Acquired Funds, each
                corresponding Acquiring Fund will issue directly to each Acquired Fund's shareholders pro rata the voting stock that each Acquired Fund constructively receives in the Reorganization, and each Acquired Fund will distribute its other properties (if any) to its shareholders, on or as promptly as practicable after the Closing Date.

            (E) No Acquiring Fund has any plan or intention to reacquire any of its voting stock issued in the Reorganization, except to the extent that the Acquiring Fund is required by the Investment Company Act of 1940 ("1940 Act") to redeem any of its shares of voting stock presented for redemption.

            (F) No Acquiring Fund plans or intends to sell or otherwise dispose of any of the assets of the corresponding Acquired Fund acquired in the Reorganization, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its status as a RIC under the Code.

            (G) Each Acquiring Fund, each Acquired Fund, and each shareholder of each Acquired Fund will pay its respective expenses, if any, incurred in connection with the Reorganization.

            (H) Each Acquiring Fund will acquire at least 90 percent of the fair market value of the net assets, and at least 70 percent of the fair market value of the gross assets, held by each corresponding Acquired Fund immediately before the Reorganization, including for this purpose any amounts used by the Acquired Fund to pay its Reorganization expenses and all redemptions and distributions made by the Acquired Fund immediately before the Reorganization (other than redemptions pursuant to a demand of a shareholder in the ordinary course of the Acquired Fund's business as a series of an open-end management investment company under the 1940 Act and regular, normal dividends not in excess of the requirements of Section 852 of the Code). This representation does not apply to AIM V.I. Global Growth and Income Fund or AIM V.I. Telecommunications Fund, if, in the case of each such Fund, the Fund has not commenced operations or issued voting stock (other than to its investment adviser in connection with its creation) prior to the Closing Date.

            (I) Each Acquiring Fund (except for either AIM V.I. Global Growth and Income Fund or AIM V.I. Telecommunications Fund if, in the case of such Fund, the Fund has not commenced operations or issued shares (other than to its investment adviser in connection with its creation) prior to the Closing Date) and each Acquired Fund has elected to be taxed as a RIC under
                Section 851 of the Code and will each have qualified for the special Federal tax treatment afforded RICs under the Code for all taxable periods. These taxable periods include the taxable year of each Acquiring Fund that includes the Closing Date and the last short taxable period of each Acquired Fund ending on the Closing Date (except for GT Global Variable Growth & Income Fund or GT Global Variable Telecommunications Fund, if, in the case of such Fund, the corresponding Acquiring Fund has not commenced operations or issued voting stock (other than to its investment adviser in connection with its creation prior to the Closing Date)).

            (J) The liabilities of each Acquired Fund assumed by the
                corresponding Acquiring Fund and the liabilities to which the transferred assets of each Acquired Fund are subject were incurred by the Acquired Fund in the ordinary course of its business.

            (K) There is no intercorporate indebtedness existing between any
                Acquiring Fund and a corresponding Acquired Fund that was issued, acquired, or will be settled at a discount.

            (L) No Acquiring Fund owns, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any shares of an Acquired Fund from which it is receiving assets in the Reorganization.

            (M) The fair market value of the assets of each Acquired Fund transferred to the corresponding Acquiring Fund will equal or exceed the sum of the liabilities assumed by the corresponding Acquiring Fund, plus the amount of liabilities, if any, to which the transferred assets are subject.

            (N) No Acquired Fund is under the jurisdiction of a court in a
                United States Code Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

            (O) Immediately before the Reorganizations, not more than 25 percent of the value of the total assets of any Acquiring Fund or any Acquired Fund or any Acquired Fund will be invested in the stock or securities of any one issuer, and not more than 50 percent of the value of the total assets of any Acquiring Fund or any Acquired Fund will be invested in the stock or securities of five or fewer issuers.

            (P) Each Acquiring Fund and each Acquired Fund will have satisfied the investment diversification requirements of Section 817(h) of the Code for all taxable quarters since its inception, including the last short taxable period of each Acquired Fund ending on the Closing Date and taxable quarter of each Acquiring Fund that includes the Closing Date. In the case of GT Global Variable Growth & Income Fund and GT Global Variable Telecommunications Fund, if the corresponding Acquiring Fund has not commenced operations or issued voting stock (other than to its investment adviser in connection with its creation) prior to the Closing Date, "last short taxable period of each Acquired Fund ending on" shall read "taxable quarter of each Acquired Fund including."

            (Q) Immediately following the Reorganizations, the shareholders of GT Global Variable Growth & Income Fund and GT Global Variable Telecommunications Fund will own all of the outstanding voting stock of the corresponding Acquiring Funds and will own such stock solely by reason of their ownership of GT Global Variable Growth & Income Fund and GT Global Variable Telecommunications Fund, where the corresponding Acquiring Fund has not commenced operations or issued voting stock (other than to its investment adviser in connection with its creation) prior to the Closing Date.

            (R) Immediately following the Reorganizations, either AIM V.I.
                Global Growth and Income Fund or AIM V.I. Telecommunications Fund will, if it has not commenced operations or issued voting stock (other than to its investment adviser in connection with its creation) prior to the Closing Date, possess the same assets and liabilities, except for assets used to pay expenses incurred in the Reorganizations, as those possessed by the corresponding Acquired Funds immediately prior to the Reorganizations.

THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF THE ACQUIRED FUNDS. THE ACQUIRED FUNDS' SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATIONS, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.


ACCOUNTING TREATMENT

The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to the Acquiring Funds of the assets of the Acquired Funds will be the same as the book cost basis of such assets to the Acquired Funds.


RIGHTS OF SHAREHOLDERS

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AVIF is a Maryland corporation, and each of GT Series and GT Trust is a Delaware business trust. There is much that is similar between the two forms of organization. For example, the responsibilities, powers and fiduciary duties of the trustees of GT Series and GT Trust are substantially the same as those of the directors of AVIF.

There are, however, certain differences between the two forms of organization. The operations of AVIF, as a Maryland corporation, are governed by its Articles of Incorporation, and amendments and supplements thereto, Bylaws, and applicable Maryland law. The operations of each of GT Series and GT Trust, as Delaware business trusts, are governed by its Agreement and Declaration of Trust, as amended (a "Declaration of Trust"), Bylaws, and Delaware law.


LIABILITY OF SHAREHOLDERS

The Delaware Business Trust Act provides that shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware business trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust for each of GT Series and GT Trust provides that shareholders of the pertinent Acquired Funds shall not be subject to any personal liability for acts or obligations of the Acquired Funds and that every written agreement, obligation or other undertaking made or issued by the Acquired Funds shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Acquired Funds' property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his investment due to shareholder liability is limited to circumstances in which the Acquired Funds themselves are unable to meet their obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Acquired Funds, GT Series and GT Trust believe that the possibility of the Acquired Funds being unable to meet their obligations is remote, and that even if a claim were brought against the Acquired Funds and a court determined that such Funds' shareholders were personally liable, the court would likely not impose a material obligation on a shareholder.

Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he receives any distribution that exceeds the amount which he could properly receive under Maryland law or where such liability is necessary to prevent fraud.


ELECTION OF TRUSTEES/DIRECTORS; TERMS

The shareholders of either GT Series or GT Trust are entitled to vote on the election of the trustees of that respective entity. Such trustees serve for the life of the entity, subject to their earlier death, incapacitation, resignation, retirement or removal (see below). Shareholders may elect successors to such trustees only at annual or special meetings of shareholders.

The shareholders of AVIF are entitled to vote on the election of the directors of AVIF. Each director serves until a successor is elected, subject to earlier death, incapacitation, resignation, retirement or removal (see below). Shareholders may elect successors to such directors only at annual or special meetings of shareholders.

REMOVAL OF DIRECTORS/TRUSTEES

A trustee of either GT Series or GT Trust may be removed at any time by vote of at least two-thirds of the trustees or by vote of two-thirds of its outstanding shares. The Declarations of Trust provide that vacancies may be filled by appointment by the remaining trustees.

A director of AVIF may be removed by the affirmative vote of a majority of the Board of Directors, a committee of the Board of Directors appointed for such purpose, or the holders of a majority of the outstanding shares of AVIF.


MEETINGS OF SHAREHOLDERS

Neither of GT Series or GT Trust is required to hold annual meetings of shareholders unless required by the 1940 Act, and they do not presently intend to do so unless required. The Bylaws of each of GT Series and GT Trust provide that a majority of the trustees may call special meetings of shareholders and the trustees shall call a special meeting of the shareholders upon written request of the holders of not less than 10% of an Acquired Fund's shares. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

AVIF is not required to hold annual meetings of shareholders and does not presently intend to do so unless required by the 1940 Act. AVIF's Bylaws provide that a special meeting of shareholders may be called by the Chairman of the Board of Directors, if any, by the President, or by a majority of the Board of Directors. In addition, such special meetings shall be called by the Secretary upon receipt of a proper written request signed by holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. A special meeting need not be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.


LIABILITY OF TRUSTEES/DIRECTORS AND OFFICERS; INDEMNIFICATION

Delaware law provides that trustees of a business trust shall not be liable to the business trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustees' liabilities may be expanded or restricted by such instrument. Under the Declaration of Trust of each of GT Series and GT Trust, its trustees and officers are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a business trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The Declaration of Trust of each of GT Series and GT Trust requires the indemnification of its trustees and officers to the fullest extent permitted by Delaware law, except with respect to any matter in which it has been determined that a trustee or officer acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit or from active and deliberate dishonesty material to the matter giving rise to the proceeding. AVIF's Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission material to the matter giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper personal benefit.


TERMINATION

Each of GT Series and GT Trust, or any series or class of shares of beneficial interest thereof, may be terminated by a majority shareholder vote of that Trust or of the affected series or class, respectively, or if there are fewer than 100 shareholders of record of the Trust or of such terminating series or class, by the Board of Trustees of that Trust pursuant to written notice to the shareholders of such Trust or to the shareholders of the affected series or class.

Maryland law provides that AVIF may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution

VOTING RIGHTS OF SHAREHOLDERS

The Declaration of Trust of each of GT Series and GT Trust grants shareholders power to vote only with respect to the following: (i) election of trustees; (ii) removal of trustees, (iii) approval of investment advisory contracts, as required by the 1940 Act; (iv) termination of that Trust or a series or class of its shares of beneficial interest, (v) certain amendments of the Declaration of Trust, (vi) sale of all or substantially all of the assets of that Trust or one of its series, (vii) merger or consolidation of that Trust or any of its series, with certain exceptions, and (viii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

Shareholders of a Maryland corporation such as AVIF are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland corporation law.


DISSENTERS' RIGHTS

Neither Delaware law nor either Declaration of Trust confers upon shareholders of GT Series or GT Trust appraisal or dissenters' rights.

Under Maryland law, AVIF's shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the Acquiring Funds' assets, and are bound by the terms of the transaction.


AMENDMENTS TO ORGANIZATION DOCUMENTS

Consistent with Delaware law, the Boards of Trustees of GT Series or of GT Trust may, without shareholder approval, amend their respective Declaration of Trust at any time, except that no amendment may be made which reduces the indemnification provided to shareholders or former shareholders or which changes the preferences, voting powers, rights, and privileges of outstanding shares in a manner materially adverse to the shareholders of such shares, without approval of the affected shareholders. In addition, the Boards of Trustees of GT Series and of GT Trust may, without shareholder approval, alter, amend or repeal the Bylaws of the Trust or adopt new Bylaws at any time.

Consistent with Maryland law, AVIF reserves the right to make any amendment to its Articles of Incorporation in the manner now or hereafter prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of AVIF may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the AVIF Articles of Incorporation may be adopted if approved by a vote of a majority of the shares at any meeting at which a quorum is present. The Board of Directors of AVIF may, without shareholder approval, alter, amend or repeal the Bylaws.


OWNERSHIP OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS SHARES

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5% OWNERS

Listed below is the name, address and percent ownership of each person who as of June 21, 1999, to the knowledge of GT Series and of GT Trust, owned of record 5% or more of the outstanding shares of an Acquired Fund. To the knowledge of GT Series and of GT Trust, as of June 21, 1999, no contract owner beneficially owned 5% or more of the outstanding shares of an Acquired Fund.

                                                                 PERCENT OWNED
          NAME AND ADDRESS                                         OF RECORD
          ----------------                                         ---------
         GT GLOBAL MONEY MARKET FUND
           General American Insurance Co............................ 86.38%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           General American Insurance Co............................ 11.46%
           Qualified Business
           50 California Street 27th Floor
           San Francisco, CA 94111-4624

         GT GLOBAL VARIABLE AMERICA FUND
           General American Insurance Co............................ 74.85%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

                                                                 PERCENT OWNED
         NAME AND ADDRESS                                          OF RECORD
         ----------------                                        -------------
           General American Insurance Co............................ 24.31%
           Qualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624


         GT GLOBAL VARIABLE EMERGING MARKETS FUND
           General American Insurance Co............................ 72.30*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           General American Insurance Co............................ 25.63%*
           Qualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624


         GT GLOBAL VARIABLE EUROPE FUND
           General American Insurance Co............................ 75.13%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           General American Insurance Co............................ 23.45%
           Qualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624


         GT GLOBAL VARIABLE GLOBAL GOVERNMENT
         INCOME FUND
           General American Insurance Co............................ 84.19%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           General American Insurance Co............................ 15.40%
           Qualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624


         GT GLOBAL VARIABLE GROWTH & INCOME FUND
           General American Insurance Co............................ 79.14%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           General American Insurance Co............................ 20.63%
           Qualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

                                                                 PERCENT OWNED
         NAME AND ADDRESS                                          OF RECORD
         ----------------                                        -------------
         GT GLOBAL VARIABLE INFRASTRUCTURE FUND
           General American Insurance Co............................ 66.38%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           General American Insurance Co............................ 30.36%
           Qualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624


         GT GLOBAL VARIABLE INTERNATIONAL FUND
           General American Insurance Co............................ 91.17%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624


         GT GLOBAL VARIABLE LATIN AMERICA FUND
           General American Insurance Co............................ 69.34%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           General American Insurance Co............................ 18.19%
           Qualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           American Express Financial Advisors...................... 10.42%
           IDS Tower 10
           Minneapolis, MN 55440-0010

         GT GLOBAL VARIABLE NATURAL RESOURCES FUND
           General American Insurance Co............................ 64.85%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           General American Insurance Co............................ 32.40%
           Qualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624


         GT GLOBAL VARIABLE NEW PACIFIC FUND
           General American Insurance Co............................ 73.83%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           General American Insurance Co............................ 19.99%
           Qualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

                                                                 PERCENT OWNED
         NAME AND ADDRESS                                          OF RECORD
         ----------------                                        -------------
           American Express Financial Advisors......................  5.19%
           IDS Tower 10
           Minneapolis, MN 55440-0010


         GT GLOBAL VARIABLE STRATEGIC INCOME FUND
           General American Insurance Co............................ 76.50%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           General American Insurance Co............................ 22.44%
           Qualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624


         GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
           General American Insurance Co............................ 74.36%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           General American Insurance Co............................ 24.58%
           Qualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624


         GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
           General American Insurance Co............................ 81.16%*
           Nonqualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

           General American Insurance Co............................ 13.25%
           Qualified Business
           50 California Street, 27th Floor
           San Francisco, CA 94111-4624

--------------------------
* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

Listed below is the name, address and percent ownership of each person who as of June 21, 1999, to the knowledge of AVIF, owned of record 5% or more of the outstanding shares of an Acquiring Fund. To the knowledge of AVIF, as of June 21, 1999, no contract owner beneficially owned 5% or more of the outstanding shares of any Acquiring Fund.

                                                                                PERCENT OWNED
          NAME AND ADDRESS                                                        OF RECORD
          ----------------                                                        ---------

          AIM V.I. CAPITAL APPRECIATION FUND
               Connecticut General Life Insurance Company                           43.13% *
               900 Cottage Grove Road
               Hartford, CT 06152-2321

               Glenbrook Life and Annuity Company                                   19.53%
               3100 Sanders Road, N4C
               Northbrook, IL 60062

               Merrill Lynch Life Insurance Company                                 14.40%
               800 Scudders Mill Road
               Plainsboro, NJ 08536

               AETNA Life Insurance and Annuity Company                             11.55%
               151 Farmington Avenue
               Hartford, CT 06156

                                                                                PERCENT OWNED
          NAME AND ADDRESS                                                        OF RECORD
          ----------------                                                        ---------

          AIM V.I. DIVERSIFIED INCOME FUND
               Connecticut General Life Insurance Company                           60.55% *
               900 Cottage Grove Road
               Hartford, CT 06152-2321

               Glenbrook Life and Annuity Company                                   31.98% *
               3100 Sanders Road, N4C
               Northbrook, IL 60062


          AIM V.I. GOVERNMENT SECURITIES FUND
               Connecticut General Life Insurance Company                           37.53% *
               900 Cottage Grove Road
               Hartford, CT 06152-2321

               First Citicorp Life Insurance Company                                22.45%
               One Court Square
               Long Island City, NY 11120

               Glenbrook Life and Annuity Company                                   21.90%
               3100 Sanders Road, N4C
               Northbrook, IL 60062

               Security Life of Denver Insurance Company                             8.06%
               1290 Broadway
               Denver, CO 80203


          AIM V.I. INTERNATIONAL EQUITY FUND
               Connecticut General Life Insurance Company                           56.80% *
               900 Cottage Grove Road
               Hartford, CT 06152-2321

               Glenbrook Life and Annuity Company                                   22.99%
               3100 Sanders Road, N4C
               Northbrook, IL 60062

               First Citicorp Life Insurance Company                                 6.73%
               One Court Square
               Long Island City, NY 11120


          AIM V.I. MONEY MARKET FUND
               Connecticut General Life Insurance Company                           66.47% *
               900 Cottage Grove Road
               Hartford, CT 06152-2321

               Glenbrook Life and Annuity Company                                   31.79% *
               3100 Sanders Road, N4C
               Northbrook, IL 60062

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM provided the initial capitalization of the AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund and, accordingly, as of June 21, 1999, owned all the outstanding shares of common stock of the Funds. Although each Fund expects that the sale of its shares pursuant to its prospectus will promptly reduce the percentage of such shares owned by AIM to less than 1% of the total shares outstanding, as long as AIM owns over 25% of the shares of the Fund that are outstanding, it may be presumed to be in "control" of the Fund, as defined in the 1940 Act. AIM, a Delaware corporation, is a wholly owned subsidiary of A I M Management Group Inc. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77048-1173.

OWNERSHIP OF OFFICERS AND TRUSTEES/DIRECTORS

To the best of the knowledge of AVIF, the beneficial ownership of shares of the Acquiring Funds by officers and directors of AVIF as a group constituted less than 1% of the outstanding shares of each such Fund as of June 21, 1999. To the best of the knowledge of GT Series and GT Trust, the beneficial ownership of shares of the Acquired Funds by officers or trustees of GT Series and of GT Trust as a group constituted less than 1% of the outstanding shares of such Funds as of June 21, 1999.


CAPITALIZATION

--------------------------------------------------------------------------------

The following table sets forth as of December 31, 1998: (i) the capitalization of the Acquiring Funds' shares, (ii) the capitalization of the Acquired Funds shares, and (iii) the pro forma capitalization of the Acquiring Funds shares as adjusted to give effect to the transactions contemplated by the Agreement.

REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE GROWTH & INCOME FUND

                                                                                                   PRO FORMA
                                AIM V.I. GLOBAL GROWTH AND   GT GLOBAL VARIABLE GROWTH          AIM V.I. GLOBAL
                                        INCOME FUND*               & INCOME FUND            GROWTH AND INCOME FUND
                                        ------------               -------------            ----------------------
Net Assets                                  n/a                     $55,329,071                   $55,329,071
Shares Outstanding                          n/a                       2,572,448                     2,572,448
Net Asset Value Per Share                   n/a                     $     21.51                   $     21.51
--------------
*Has not commenced operations.


REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE AMERICA FUND

                                                                                                   PRO FORMA
                                     AIM V.I. CAPITAL        GT GLOBAL VARIABLE AMERICA        AIM V.I. CAPITAL
                                     APPRECIATION FUND                  FUND                   APPRECIATION FUND
                                     -----------------                  ----                   -----------------

Net Assets                             $647,248,003                 $40,833,032                   $688,081,035
Shares Outstanding                       25,689,529                   2,026,413                     27,309,855
Net Asset Value Per Share                    $25.20                      $20.15                         $25.20

REORGANIZATIONS INVOLVING THE GT GLOBAL VARIABLE INTERNATIONAL FUND; GT GLOBAL VARIABLE EUROPE FUND; GT GLOBAL VARIABLE NATURAL RESOURCES FUND; GT GLOBAL VARIABLE INFRASTRUCTURE FUND; GT GLOBAL NEW PACIFIC FUND; GT GLOBAL VARIABLE LATIN AMERICA FUND; AND GT GLOBAL VARIABLE EMERGING MARKETS FUND

                                  AIM V.I. INTERNATIONAL         GT GLOBAL VARIABLE       GT GLOBAL VARIABLE EUROPE
                                        EQUITY FUND              INTERNATIONAL FUND                  FUND
                                        -----------              ------------------                  ----

Net Assets                             $240,314,312                  $7,327,351                  $32,616,891
Shares Outstanding                       12,249,573                     617,476                    1,398,753
Net Asset Value Per Share              $      19.62                  $    11.87                  $     23.32


                                GT GLOBAL VARIABLE NATURAL       GT GLOBAL VARIABLE              GT GLOBAL NEW
                                      RESOURCES FUND             INFRASTRUCTURE FUND             PACIFIC FUND
                                      --------------             -------------------             ------------

Net Assets                              $6,395,600                   $6,341,381                  $11,010,025
Shares Outstanding                         586,487                      367,346                    1,262,519
Net Asset Value Per Share               $    10.90                   $    17.26                  $      8.72


                                                                                                   PRO FORMA
                                 GT GLOBAL VARIABLE LATIN        GT GLOBAL VARIABLE         AIM V.I. INTERNATIONAL
                                       AMERICA FUND             EMERGING MARKETS FUND             EQUITY FUND
                                       ------------             ---------------------             -----------

Net Assets                              $9,935,257                   $5,651,410                   $319,592,227
Shares Outstanding                       1,034,282                      844,749                     16,290,422
Net Asset Value Per Share               $     9.61                   $     6.69                   $      19.62

REORGANIZATION INVOLVING THE GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                                        AIM V.I.                                                   PRO FORMA
                                   TELECOMMUNICATIONS          GT GLOBAL VARIABLE        AIM V.I. TELECOMMUNICATIONS
                                          FUND*              TELECOMMUNICATIONS FUND                 FUND
                                          -----               -----------------------                 ----

Net Assets                                n/a                      $69,459,335                    $69,459,335
Shares Outstanding                        n/a                        3,362,824                      3,362,824
Net Asset Value Per Share                 n/a                      $     20.66                    $     20.66
------------------
*Has not commenced operations.


REORGANIZATIONS INVOLVING THE GT GLOBAL VARIABLE STRATEGIC INCOME FUND AND GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

                                                                                                     PRO FORMA
                                     AIM V.I.        GT GLOBAL VARIABLE   GT GLOBAL VARIABLE          AIM V.I.
                                   DIVERSIFIED       STRATEGIC INCOME      GLOBAL GOVERNMENT        DIVERSIFIED
                                   INCOME FUND              FUND              INCOME FUND           INCOME FUND
                                   -----------              ----          ------------------        -----------

Net Assets                         $96,445,353          $22,021,845           $8,800,691           $127,267,889
Shares Outstanding                   8,818,969            1,777,818              738,856             11,636,788
Net Asset Value Per Share          $     10.94          $     12.39           $    11.91           $      10.94

REORGANIZATION INVOLVING THE GT GLOBAL U.S. GOVERNMENT INCOME FUND

                                         AIM V.I.                  GT GLOBAL U.S.             PRO FORMA
                                        GOVERNMENT                   GOVERNMENT            AIM V.I. GOVERNMENT
                                      SECURITIES FUND               INCOME FUND              SECURITIES FUND
                                      ---------------               -----------              ---------------

Net Assets                             $58,184,681                  $7,381,171                 $65,565,852
Shares Outstanding                       5,205,570                     609,681                   5,865,967
Net Asset Value Per Share                 $11.18                       $12.11                     $11.18


REORGANIZATION INVOLVING THE GT GLOBAL MONEY MARKET FUND

                                         AIM V.I.                     GT GLOBAL                    PRO FORMA
                                       MONEY MARKET                 MONEY MARKET                AIM V.I. MONEY
                                           FUND                         FUND                      MARKET FUND
                                           ----                         ----                      -----------

Net Assets                             $64,090,323                   $31,587,731                  $95,678,054
Shares Outstanding                      64,090,266                    31,587,731                   95,677,997
Net Asset Value Per Share                 $1.00                         $1.00                         $1.00

LEGAL MATTERS

--------------------------------------------------------------------------------

Certain legal matters concerning AVIF and its participation in the Reorganizations, the issuance of shares of the Acquiring Funds in connection with the Reorganizations and the Federal income tax consequences of the Reorganizations will be passed upon by Freedman, Levy, Kroll & Simonds, 1050 Connecticut Avenue, N.W., Washington, D.C. 20036-5366. Certain legal matters concerning GT Series and of GT Trust and their participation in the Reorganizations will be passed upon by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800.


INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

--------------------------------------------------------------------------------

This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which GT Series, GT Trust and AVIF have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file numbers for the registration statements of GT Series and of GT Trust containing the Prospectuses and Statements of Additional Information relating to the Acquired Funds are Registration Nos. 33-52036 and 33-52038. The SEC file number for AVIF's registration statement containing the Prospectuses and Statement of Additional Information relating to the Acquiring Funds is Registration No. 33-57340.

AVIF, GT Series and GT Trust are subject to the informational requirements of the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by those companies (including the Registration Statement of AVIF relating to the Acquiring Funds on Form N-14 of which this Proxy Statement/Prospectus is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the prescribed rates at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional offices of the SEC: 7 World Trade Center, New York, New York 10048; and 500 West Madison Street, 14th Floor, Chicago, Illinois 60661. The SEC maintains a Web site at http://www.sec.gov that contains information regarding GT Series, GT Trust, AVIF and other registrants that file electronically with the SEC.


APPENDICES

--------------------------------------------------------------------------------

Appendices I through VII follow.

                                   APPENDIX I






                                    AGREEMENT

                                       AND

                             PLAN OF REORGANIZATION

                                       FOR

                                EACH PORTFOLIO OF

                      GT GLOBAL VARIABLE INVESTMENT SERIES

                                       AND

                       GT GLOBAL VARIABLE INVESTMENT TRUST

                                 JUNE 24, 1999

                                TABLE OF CONTENTS

                                                                                                  PAGE
                                                                                                  ----
ARTICLE 1             DEFINITIONS...............................................................   1
SECTION 1.1           Definitions...............................................................   1

ARTICLE 2             TRANSFER OF ASSETS........................................................   3
SECTION 2.1           Reorganizations...........................................................   3
SECTION 2.2           Computation of Net Asset Value............................................   4
SECTION 2.3           Valuation.................................................................   4
SECTION 2.4           Delivery..................................................................   4
SECTION 2.5           Termination of Series.....................................................   5
SECTION 2.6           Issuance of Acquiring Fund Shares.........................................   5
SECTION 2.7           Investment Securities.....................................................   5
SECTION 2.8           Liabilities...............................................................   5

ARTICLE 3             REPRESENTATIONS AND WARRANTIES
                      OF GT FUNDS...............................................................   5
SECTION 3.1           Organization; Authority...................................................   5
SECTION 3.2           Registration and Regulation of GT Funds...................................   6
SECTION 3.3           Financial Statements......................................................   6
SECTION 3.4           No Material Adverse Changes; Contingent Liabilities.......................   6
SECTION 3.5           Acquired Fund Shares; Liabilities; Business Operations....................   6
SECTION 3.6           Accountants...............................................................   7
SECTION 3.7           Binding Obligation........................................................   7
SECTION 3.8           No Breaches or Defaults...................................................   7
SECTION 3.9           Authorizations or Consents................................................   7
SECTION 3.10          Permits...................................................................   7
SECTION 3.11          No Actions, Suits or Proceedings..........................................   8
SECTION 3.12          Contracts.................................................................   8
SECTION 3.13          Properties and Assets.....................................................   8
SECTION 3.14          Taxes.....................................................................   8
SECTION 3.15          Benefit and Employment Obligations........................................   9
SECTION 3.16          Brokers...................................................................   9
SECTION 3.17          Voting Requirements.......................................................   9
SECTION 3.18          State Takeover Statutes...................................................   9
SECTION 3.19          Books and Records.........................................................   9
SECTION 3.20          Prospectus and Statement of Additional Information........................   9
SECTION 3.21          No Distribution...........................................................  10
SECTION 3.22          Liabilities of the Acquired Funds.........................................  10
SECTION 3.23          Value of Shares...........................................................  10
SECTION 3.24          Shareholder Expenses......................................................  10
SECTION 3.25          Intercompany Indebtedness.................................................  10

ARTICLE 4             REPRESENTATIONS AND WARRANTIES
                      OF AVIF...................................................................  10
SECTION 4.1           Organization; Authority...................................................  10
SECTION 4.2           Registration and Regulation of AVIF.......................................  10
SECTION 4.3           Financial Statements......................................................  10
SECTION 4.4           No Material Adverse Changes; Contingent Liabilities.......................  11
SECTION 4.5           Registration of Acquiring Fund Shares.....................................  11
SECTION 4.6           Accountants...............................................................  11
SECTION 4.7           Binding Obligation........................................................  11
SECTION 4.8           No Breaches or Defaults...................................................  11
SECTION 4.9           Authorizations or Consents................................................  12
SECTION 4.10          Permits...................................................................  12

                                                                                                  PAGE
                                                                                                  ----
SECTION 4.11          No Actions, Suits or Proceedings..........................................  12
SECTION 4.12          Taxes.....................................................................  12
SECTION 4.13          Brokers...................................................................  13
SECTION 4.14          Representations Concerning the Reorganization.............................  13
SECTION 4.15          Prospectus and Statement of Additional Information........................  13
SECTION 4.16          Value of Shares...........................................................  13
SECTION 4.17          Intercompany Indebtedness; Consideration..................................  13

ARTICLE 5             COVENANTS.................................................................  14
SECTION 5.1           Conduct of Business.......................................................  14
SECTION 5.2           Announcements.............................................................  15
SECTION 5.3           Expenses..................................................................  15
SECTION 5.4           Further Assurances........................................................  15
SECTION 5.5           Notice of Events..........................................................  15
SECTION 5.6           Access to Information.....................................................  15
SECTION 5.7           Consents, Approvals and Filings...........................................  15
SECTION 5.8           Submission of Agreement to Shareholders...................................  16

ARTICLE 6             CONDITIONS PRECEDENT TO THE REORGANIZATION................................  16
SECTION 6.1           Conditions Precedent of AVIF..............................................  16
SECTION 6.2           Mutual Conditions.........................................................  16
SECTION 6.3           Conditions Precedent of GT Funds..........................................  17
SECTION 6.4           Transactions Independent..................................................  18

ARTICLE 7             TERMINATION OF AGREEMENT..................................................  18
SECTION 7.1           Termination...............................................................  18
SECTION 7.2           Survival After Termination................................................  18

ARTICLE 8             MISCELLANEOUS.............................................................  18
SECTION 8.1           Survival of Representations and Warranties................................  18
SECTION 8.2           Governing Law.............................................................  18
SECTION 8.3           Binding Effect, Persons Benefiting, No Assignment.........................  19
SECTION 8.4           Obligations of AVIF and GT Funds..........................................  19
SECTION 8.5           Amendments................................................................  19
SECTION 8.6           Enforcement...............................................................  19
SECTION 8.7           Interpretation............................................................  19
SECTION 8.8           Counterparts..............................................................  19
SECTION 8.9           Entire Agreement; Schedules...............................................  19
SECTION 8.10          Notices...................................................................  20
SECTION 8.11          Representations by AIM....................................................  20

Schedule 6.1(d) Opinion of Counsel to AVIF                                                        22
Schedule 6.2(f) Tax Opinions                                                                      23
Schedule 6.3(d) Opinion of Counsel to GT Funds                                                    24

                      AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION, dated as of June 24, 1999 (this "Agreement"), by and among GT Global Variable Investment Series and GT Global Variable Investment Trust, each a Delaware business trust (collectively, "GT Funds"), acting on behalf of each of their respective and separate series (collectively, the "Acquired Funds"), AIM Variable Insurance Funds, Inc., a Maryland corporation ("AVIF"), acting on behalf of AIM V.I. Capital Appreciation Fund, AIM V.I. International Equity Fund, AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund, AIM V.I. Money Market Fund, AIM V.I. Global Growth and Income Fund, and AIM V.I. Telecommunications Fund, each a separate series of AVIF (collectively, the "Acquiring Funds"), and A I M Advisors, Inc. ("AIM"), a Delaware corporation.


                                   WITNESSETH

WHEREAS, each of the GT Funds is an investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act (as defined below) that offers separate series of its shares representing interests in its investment portfolios for sale to separate accounts of life insurance companies to support investments under variable annuities and variable life insurance contracts issued by such companies; and

WHEREAS, AVIF is an investment company registered with the SEC under the Investment Company Act that offers separate series of its shares representing interests in separate investment portfolios for sale to separate accounts of life insurance companies to support investments under variable annuities and variable life insurance contracts issued by such companies; and

WHEREAS, AIM provides investment advisory services to both GT Funds and AVIF;
and

WHEREAS, each Acquired Fund desires to provide for its reorganization through the transfer of all of its assets to the Acquiring Fund with which it will combine in exchange for the assumption by the Acquiring Fund of all of the liabilities of such Acquired Fund and the issuance by AVIF of shares of such Acquiring Fund in the manner set forth in this Agreement; and

WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, GT Funds, AVIF and AIM agree as follows:

                                    ARTICLE 1

                                   DEFINITIONS

SECTION 1.1  Definitions.

For all purposes in this Agreement, the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

        "Acquired Fund" means each separate series of the GT Funds.

        "Acquired Fund Financial Statements" shall have the meaning set forth in Section 3.3 of this Agreement.

        "Acquired Fund Shareholders" means the holders of record as of the Effective Time of the issued and outstanding shares of beneficial interest in an Acquired Fund.

        "Acquired Fund Shareholders Meeting" means a meeting of the shareholders of an Acquired Fund convened in accordance with applicable law and the Agreement and Declaration of Trust of each GT Fund to consider and vote upon the approval of this Agreement and the Reorganization of such Acquired Fund contemplated by this Agreement.

        "Acquired Fund Shares" means the issued and outstanding shares of beneficial interest in an Acquired Fund.

        "Acquiring Fund" means AIM V.I. Capital Appreciation Fund, AIM V.I. International Equity Fund, AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund, AIM V.I. Money Market Fund, AIM V.I. Global Growth and Income Fund, and AIM V.I. Telecommunications Fund, each a separate series of AVIF.

        "Acquiring Fund Financial Statements" shall have the meaning set forth in Section 4.3 of this Agreement.

        "Acquiring Fund Shares" means shares of the capital stock of AVIF issued pursuant to Section 2.6 of this Agreement.

        "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

        "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

        "Agreement" means this Agreement and Plan of Reorganization, together with all schedules and exhibits attached hereto and all amendments hereto and thereof.


        "AVIF" means AIM Variable Insurance Funds, Inc., a Maryland corporation.

        "AVIF Registration Statement" means the registration statement on Form N-1A, as amended, of AVIF (File Nos. 33-57340 and 811-7452).

        "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by AVIF on behalf of an Acquired Fund, or otherwise providing benefits to any current or former employee, officer or trustee of AVIF.

        "Closing" means the transfer of the assets of an Acquired Fund to the Acquiring Fund with which it will combine, the assumption of all of such Acquired Fund's liabilities by the Acquiring Fund and the issuance of the Acquiring Fund Shares directly to the Acquired Fund Shareholders as described in Section 2.1 of this Agreement.

        "Closing Date" means September 24, 1999 (October 1, 1999 in the case of the GT Funds reorganizing into the AIM V.I. International Equity Fund), or such other dates as the parties may mutually determine. All references to "Closing Date" shall mean the Closing Date applicable to each Reorganization, unless the context otherwise requires.

        "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

        "Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of the Acquiring Funds and the Acquired Funds.

        "Effective Time" means 5:00 p.m. Central Time on the Closing Date.

        "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

        "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted pursuant thereto.

        "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including without limitation the National Association of Securities Dealers, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

        "GT Funds" means GT Global Variable Investment Series and GT Global Variable Investment Trust, each a Delaware business trust.

        "GT Funds Registration Statement" means the registration statement on Form N-1A, as amended, of GT Global Variable Investment Series (File Nos. 33-52038- and 811-6671) and GT Global Variable Investment Trust (File Nos. 33-52036 and 811-7164).

        "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted pursuant thereto.

        "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

        "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

        "NYSE" means the New York Stock Exchange, Inc.

        "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

        "Reorganization" means the acquisition of the assets of an Acquired Fund by the Acquiring Fund with which it will combine in consideration of the assumption by such Acquiring Fund of all of the liabilities of the Acquired Fund and the issuance by AVIF of Acquiring Fund Shares directly to Acquired Fund Shareholders as described in this Agreement, and the termination of such Acquired Fund's status as a designated series of shares of GT Funds.

        "Required Shareholder Vote" shall have the meaning set forth in Section
        3.17 of this Agreement.

        "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

        "SEC" means the United States Securities and Exchange Commission.

        "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted pursuant thereto.

        "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

                                    ARTICLE 2

                               TRANSFER OF ASSETS

SECTION 2.1  Reorganizations.

At the Effective Time, all of the assets of each Acquired Fund listed below shall be delivered to the Custodian for the account of the corresponding Acquiring Fund listed below in exchange for the assumption by the corresponding Acquiring Fund of all of the liabilities of any kind of the Acquired Fund and delivery by AVIF directly to the holders of record as of the Effective Time of the issued and outstanding shares of the Acquired Funds (including, if applicable, fractional shares rounded to the nearest thousandth) of a number of corresponding Acquiring Fund shares (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the net value of the assets of the Acquired Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets free and clear of all Liens.

                   GT Funds (Acquired Funds)                            AVIF Funds (Acquiring Funds)
                   -------------------------                            ----------------------------

       GT Global Variable Growth & Income Fund                   AIM V.I. Global Growth and Income Fund

       GT Global Variable America Fund                           AIM V.I. Capital Appreciation Fund

       GT Global Variable International Fund                     AIM V.I. International Equity Fund
       GT Global Variable Europe Fund
       GT Global Variable Natural Resources Fund
       GT Global Variable Infrastructure Fund
       GT Global Variable New Pacific Fund
       GT Global Variable Latin America Fund
       GT Global Variable Emerging Markets
          Fund

       GT Global Variable Telecommunications                     AIM V.I. Telecommunications Fund
          Fund

       GT Global Variable Strategic Income Fund                  AIM V.I. Diversified Income Fund
       GT Global Variable Global Government
          Income Fund

       GT Global Variable U.S. Government                        AIM V.I. Government Securities Fund
          Income Fund

       GT Global Money Market Fund                               AIM V.I. Money Market Fund

SECTION 2.2  Computation of Net Asset Value.

         (a) The net asset value of the Acquiring Fund Shares, and the net value of the assets of an Acquired Fund, shall, in each case, be determined as of the close of regular trading on the NYSE on the Closing Date.

         (b) The net asset value of the Acquiring Fund Shares shall be computed in accordance with the policies and procedures of the Acquiring Fund as described in the AVIF Registration Statement.

         (c) The net value of the assets of an Acquired Fund to be transferred to an Acquiring Fund pursuant to this Agreement shall be computed in accordance with the policies and procedures of the Acquired Fund as described in the GT Funds Registration Statement.

         (d) All computations of value regarding the net assets of an Acquired Fund and the net asset value of the Acquiring Fund Shares to be issued pursuant to this Agreement shall be made by agreement of GT Funds and AVIF. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

SECTION 2.3  Valuation.

The assets of an Acquired Fund and the net asset value per share of the Acquiring Fund Shares shall be valued as of the close of regular trading on the NYSE on the Closing Date. The share transfer books of the Acquired Funds will be permanently closed as of the close of business on the Closing Date and only requests for the redemption of shares of the Acquired Funds received in proper form prior to the close of regular trading on the NYSE on the Closing Date shall be accepted by the Acquired Funds. Redemption requests thereafter received by an Acquired Fund shall be deemed to be redemption requests for Acquiring Fund Shares as applicable (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to the Acquired Fund Shareholders under this Agreement.

SECTION 2.4  Delivery.

         (a) Assets held by an Acquired Fund shall be delivered by GT Funds to the Custodian on the Closing Date. No later than three (3) business days preceding the Closing Date, GT Funds shall instruct the Custodian to transfer such assets to the account of the respective Acquiring Fund. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by an Acquired Fund shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of the respective Acquiring Fund at the Custodian.

         (b) If, on the Closing Date, an Acquired Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by the Acquired Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to the Acquired Fund or its broker, then AVIF shall waive the delivery requirements of Section 2.4(a) with respect to said undelivered securities if the Acquired Fund has delivered to the Custodian by or on the Closing Date, and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow agreement and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by AVIF or the Custodian, including brokers' confirmation slips.

SECTION 2.5 Termination of Series.

As soon as reasonably practicable after the Closing Date, the status of each Acquired Fund as designated series of shares of GT Funds shall be terminated; provided, however, that the termination of the status of an Acquired Fund as a series of shares of GT Funds shall not be required if the Reorganization of such Acquired Fund shall not have been consummated.

SECTION 2.6  Issuance of Acquiring Fund Shares.

At the Effective Time, each Acquired Fund Shareholder of record as of the close of regular trading on the NYSE on the Closing Date holding such Acquired Fund Shares shall be issued that number of full and fractional shares of the Acquiring Fund with which the Acquired Fund will combine having a net asset value equal to the net asset value of such Acquired Fund Shares held by such Acquired Fund Shareholder on the Closing Date. All issued and outstanding shares of beneficial interest in each Acquired Fund shall thereupon be canceled on the books of GT Funds. GT Funds shall provide instructions to the transfer agent of AVIF with respect to the Acquiring Fund Shares to be issued to Acquired Fund Shareholders. AVIF shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. AVIF shall record on its books the ownership of Acquiring Fund Shares by Acquired Fund Shareholders and shall forward a confirmation of such ownership to the Acquired Fund Shareholders. No redemption or repurchase of such shares credited to former Acquired Fund Shareholders in respect of the Acquired Fund shares represented by unsurrendered shares certificates shall be permitted until such certificates have been surrendered to AVIF for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to AVIF.

SECTION 2.7 Investment Securities.

On or prior to the Closing Date, GT Funds shall deliver a list setting forth the securities each Acquired Fund then owns together with the respective Federal income tax bases thereof. GT Funds shall provide to AVIF on or before the Closing Date, detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to an Acquiring Fund hereunder. Such records shall be made available by GT Funds prior to the Closing Date for inspection by the Treasurer (or his designee) or the auditors of AVIF upon reasonable request.

SECTION 2.8  Liabilities.

Each Acquired Fund shall use reasonable best efforts to discharge all of its known liabilities, so far as may be possible, prior to the Closing Date.


                                    ARTICLE 3

                   REPRESENTATIONS AND WARRANTIES OF GT FUNDS

GT Funds, on behalf of the Acquired Funds, represents and warrants to AVIF that:

SECTION 3.1 Organization; Authority.

Each of the GT Funds is duly organized, validly existing and in good standing under the Delaware Business Trust Act, with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

SECTION 3.2 Registration and Regulation of GT Funds.

Each of the GT Funds is duly registered with the SEC as an investment company under the Investment Company Act and all Acquired Fund Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by GT Funds to revoke or rescind any such registration or qualification. Each Acquired Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Each Acquired Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the GT Funds Registration Statement currently in effect. The value of the net assets of each Acquired Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of such Acquired Fund and all purchases and redemptions of Acquired Fund Shares have been effected at the net asset value per share calculated in such manner.

SECTION 3.3 Financial Statements.

The books of account and related records of each Acquired Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited financial statements for the fiscal year ended December 31, 1998 of each Acquired Fund previously delivered to AVIF (the "Acquired Fund Financial Statements") present fairly in all material respects the financial position of such Acquired Fund as at the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

SECTION 3.4  No Material Adverse Changes; Contingent Liabilities.

Since December 31, 1998, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of an Acquired Fund or the status of an Acquired Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by an Acquired Fund or occurring in the ordinary course of business of the Acquired Fund or GT Funds. There are no contingent liabilities of an Acquired Fund not disclosed in the Acquired Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

SECTION 3.5  Acquired Fund Shares; Liabilities; Business Operations.

         (a) The Acquired Fund Shares have been duly authorized and validly issued and are fully paid and non-assessable.

         (b) There is no plan or intention by the shareholders of an Acquired Fund to redeem or otherwise dispose of a number of the Acquiring Fund Shares received by them in connection with a Reorganization that would reduce such Acquired Fund Shareholder's ownership of voting stock of a corresponding Acquiring Fund to a number of shares having a value, as of the Closing Date, of less than fifty percent (50%) (one hundred percent (100%) in the case of shareholders of GT Variable Growth & Income Fund and GT Global Variable Telecommunications Fund) of the value of all of the formerly outstanding shares of such Acquired Fund as of the same date. For purposes of this representation, Acquired Fund Shares exchanged for cash or other property or exchanged for cash in lieu of fractional shares of the Acquiring Fund will be treated as outstanding Acquired Fund Shares on the date of the Reorganization. Moreover, Acquired Fund Shares and Acquiring Fund Shares held by Acquired Fund Shareholders and otherwise sold, redeemed or disposed of prior or subsequent to the Reorganization will be considered in making this representation, except for Acquired Fund Shares or Acquiring Fund Shares which have been, or will be, redeemed by an Acquired Fund or an Acquiring Fund in the ordinary course of its business as a series of an open-end, management investment company under the Investment Company Act.

         (c) At the time of its Reorganization, an Acquired Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Acquired Fund Shares, except for the right of investors to acquire such Acquired Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

         (d) From the date it commenced operations and ending on the Closing Date, each Acquired Fund will have conducted its historic business within the meaning of Section 1.368-1(d)(2) of the Income Tax Regulations under the Code. In anticipation of its Reorganization, an Acquired Fund will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets (within the meaning of Section 1.368-1(d) of those regulations) being transferred to the Acquiring Fund.

         (e) GT Funds does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

SECTION 3.6  Accountants.

PricewaterhouseCoopers, LLP, which has reported upon the Acquired Fund Financial Statements for the period ended December 31, 1998, are independent public accountants as required by the Securities Act and the Exchange Act.

SECTION 3.7 Binding Obligation.

This Agreement has been duly authorized, executed and delivered by GT Funds on behalf of each Acquired Fund and, assuming this Agreement has been duly executed and delivered by AVIF and approved by Acquired Fund Shareholders, constitutes the legal, valid and binding obligation of GT Funds enforceable against GT Funds in accordance with its terms from and with respect to the revenues and assets of the respective Acquired Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

SECTION 3.8 No Breaches or Defaults.

The execution and delivery of this Agreement by GT Funds on behalf of the Acquired Funds and performance by GT Funds of its obligations hereunder has been duly authorized by all necessary trust action on the part of GT Funds, other than Acquired Fund Shareholders approval, and (i) do not, and on the Closing Date will not, result in any violation of the Agreement and Declaration of Trust or by-laws of GT Funds and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of an Acquired Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which GT Funds is a party or by which it may be bound and which relates to the assets of an Acquired Fund or to which any property of an Acquired Fund may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over GT Funds or any property of an Acquired Fund. GT Funds is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of
Section 368(a)(3)(A) of the Code.

SECTION 3.9 Authorizations or Consents.

Other than those which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with
Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by GT Funds in connection with the due execution and delivery by GT Funds of this Agreement and the consummation by GT Funds of the transactions contemplated hereby.

SECTION 3.10  Permits.

GT Funds has in full force and effect all approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights of Governmental Authorities (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to the Acquired Funds, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of GT Funds there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

SECTION 3.11  No Actions, Suits or Proceedings.

         (a) There is no pending action, litigation or proceeding, nor, to the knowledge of GT Funds, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against GT Funds before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

         (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of GT Funds, threatened in writing or, if probable of assertion, orally, against GT Funds affecting any property, asset, interest or right of an Acquired Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to such Acquired Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by Governmental Authority relating to GT Funds' conduct of the business of an Acquired Fund affecting in any significant respect the conduct of such business. GT Funds is not, and has not been to the knowledge of GT Funds, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of an Acquired Fund.

SECTION 3.12  Contracts.

GT Funds is not in default under any contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of an Acquired Fund, by which the assets, business, or operations of an Acquired Fund may be bound or affected, or under which it or the assets, business or operations of an Acquired Fund receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of GT Funds there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

SECTION 3.13 Properties and Assets.

Each Acquired Fund has good and marketable title to all properties and assets reflected in the Acquired Fund Financial Statements as owned by it, free and clear of all Liens, except as described in the Acquired Fund Financial Statements.

SECTION 3.14  Taxes.

         (a) Each Acquired Fund has elected to be a regulated investment company under Subchapter M of the Code. Each Acquired Fund has qualified as such for each taxable year since inception and that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Each Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) insure continued qualification of each Acquired Fund as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of an Acquired Fund arising by reason of undistributed investment company taxable income or net capital gain, GT Funds will declare on or prior to the Closing Date to the shareholders of each Acquired Fund (except for GT Global Variable Growth & Income Fund or GT Global Variable Telecommunications Fund, if AIM V.I. Global Growth and Income Fund or AIM V.I. Telecommunications Fund, respectively, that has not commenced operations or issued voting stock (other than to its investment adviser in connection with its creation)) a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of such Acquired Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 1998 and for the short taxable year beginning on January 1, 1999 and ending on the Closing Date and
         (B) all of such Acquired Fund's net capital gain reorganized in its taxable year ended December 31, 1998 and in such short taxable year (after reduction for any capital loss carryover).

         (b) Each Acquired Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Acquired Fund Financial Statements for all Taxes in respect of all periods ended on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against any Acquired Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Returns of any Acquired Fund are currently being or have been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

         (c) To the best knowledge of GT Funds, the fiscal year of each Acquired Fund has not been changed for tax purposes since the date on which it commenced operations.

         (d) There is no intercorporate indebtedness existing between any Acquiring Fund and a corresponding Acquired Fund that was issued, acquired, or will be settled at a discount.

         (e) The fair market value of the assets of each Acquired Fund transferred to a corresponding Acquiring Fund will equal or exceed the sum of the liabilities assumed by the corresponding Acquiring Fund, plus the amount of liabilities, if any, to which the transferred assets are subject.

         (f) No Acquired Fund is under the jurisdiction of a court in a United States Code Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         (g) Immediately before the Reorganizations, not more than 25 percent of the value of the total assets of any Acquired Fund will be invested in the stock or securities of any one issuer, and not more than 50 percent of the value of any Acquired Fund will be invested in the stock or securities of five or fewer issuers.

SECTION 3.15 Benefit and Employment Obligations.

On or prior to the Closing Date, an Acquired Fund will have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

SECTION 3.16  Brokers.

No broker, finder or similar intermediary has acted for or on behalf of GT Funds in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with GT Funds or any action taken by it.

SECTION 3.17 Voting Requirements.

The vote of a majority of the shares of an Acquired Fund cast at a meeting at which a quorum is present (the "Required Shareholder Vote") is the only vote of the holders of any class or series of shares of beneficial interest in an Acquired Fund necessary to approve this Agreement and the Reorganization of such Acquired Fund contemplated by this Agreement.

SECTION 3.18  State Takeover Statutes.

No state takeover statute or similar statute or regulation applies or purports to apply to the Reorganizations, this Agreement or any of the transactions contemplated by this Agreement.

SECTION 3.19 Books and Records.

The books and records of GT Funds relating to each Acquired Fund, reflecting, among other things, the purchase and sale of Acquired Fund Shares, the number of issued and outstanding shares owned by each Acquired Fund Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

SECTION 3.20 Prospectus and Statement of Additional Information.

The current prospectus and statement of additional information for each Acquired Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

SECTION 3.21 No Distribution.

The Acquiring Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

SECTION 3.22 Liabilities of the Acquired Funds.

The liabilities of each Acquired Fund that are to be assumed by an Acquiring Fund in connection with a Reorganization, or which the assets of the Acquired Fund to be transferred in the Reorganizations are subject, were incurred by such Acquired Fund in the ordinary course of its business. The fair market value of the assets of each Acquired Fund to be transferred to an Acquiring Fund in a Reorganization will equal or exceed the sum of the liabilities to be assumed by such Acquiring Fund plus the amount of liabilities, if any, to which such transferred assets will be subject.

SECTION 3.23 Value of Shares.

The fair market value of the Acquiring Fund Shares received by Acquired Fund Shareholders in each Reorganization will be approximately equal to the fair market value of the Acquired Fund Shares constructively surrendered in exchange therefor.

SECTION 3.24 Shareholder Expenses.

The Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganizations.

SECTION 3.25 Intercompany Indebtedness.

There is no intercompany indebtedness between GT Funds and AVIF that was issued or acquired, or will be settled, at a discount.


                                    ARTICLE 4

                     REPRESENTATIONS AND WARRANTIES OF AVIF

AVIF, on behalf of the Acquiring Funds, represents and warrants to GT Funds as follows:

SECTION 4.1 Organization; Authority.

AVIF is duly organized, validly existing and in good standing under the Maryland General Corporation Law, with all requisite corporate power and authority to enter into this Agreement and perform its obligations hereunder.

SECTION 4.2 Registration and Regulation of AVIF.

AVIF is duly registered with the SEC as an investment company under the Investment Company Act. Each Acquiring Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Each Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the AVIF Registration Statement. The value of the net assets of each Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of such Acquired Fund and all purchases and redemptions of Acquired Fund Shares have been effected at the net asset value per share calculated in such manner.

SECTION 4.3 Financial Statements.

The books of account and related records of each Acquiring Fund fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis. The audited financial statements for the fiscal year ended December 31, 1998 of each Acquiring Fund previously delivered to GT Funds (the "Acquiring Fund Financial Statements") present fairly in all material respects the financial position of such Acquiring Fund as at the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

SECTION 4.4  No Material Adverse Changes; Contingent Liabilities.

Since December 31, 1998, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of an Acquiring Fund or the status of an Acquiring Fund as a regulated investment company under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by an Acquiring Fund or occurring in the ordinary course of business of the Acquiring Fund or AVIF. There are no contingent liabilities of an Acquiring Fund not disclosed in the Acquiring Fund Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

SECTION 4.5  Registration of Acquiring Fund Shares.

         (a) The capital stock of AVIF is divided into 15 portfolios, including the Acquiring Funds. Under its Charter, AVIF is authorized to issue 250,000,000 shares of each Acquiring Fund.

         (b) The Acquiring Fund Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of AVIF then in effect.

         (c) The Acquiring Fund Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of its Reorganization, an Acquiring Fund shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Acquiring Fund Shares, except for the right of investors to acquire Acquiring Fund Shares at net asset value in the normal course of its business as a series of an open-end management investment company operating under the Investment Company Act.

         (d) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus") which forms a part of AVIF's Registration Statement on Form N-14 shall be furnished to GT Funds and the Acquired Fund Shareholders entitled to vote at the Acquired Fund Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of the Acquiring Funds, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by GT Funds for inclusion in the Combined Proxy Statement/Prospectus.

         (e) The shares of an Acquiring Fund which have been or are being offered for sale (other than Acquiring Fund Shares to be issued in connection with the Reorganizations) have been duly registered under the Securities Act by the AVIF Registration Statement and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by AVIF to revoke or rescind any such registration or qualification.

SECTION 4.6  Accountants.

Tait, Weller & Baker, which has reported upon the Acquiring Fund Financial Statements for the period ended December 31, 1998, are independent public accountants as required by the Securities Act and the Exchange Act.

SECTION 4.7 Binding Obligation.

This Agreement has been duly authorized, executed and delivered by AVIF on behalf of each Acquiring Fund and, assuming this Agreement has been duly executed and delivered by GT Funds, constitutes the legal, valid and binding obligation of AVIF, enforceable against AVIF in accordance with its terms from and with respect to the revenues and assets of the respective Acquiring Fund, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

SECTION 4.8 No Breaches or Defaults.

The execution and delivery of this Agreement by AVIF on behalf of the Acquiring Funds and performance by AVIF of its obligations hereunder have been duly authorized by all necessary corporate action on the part of AVIF and (i) do not, and on the

Closing Date will not, result in any violation of the Charter or by-laws of AVIF and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of an Acquiring Fund (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which AVIF is a party or by which it may be bound and which relates to the assets of an Acquiring Fund or to which any properties of an Acquiring Fund may be subject;
(B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over AVIF or any property of an Acquiring Funds. AVIF is not under the jurisdiction of a court in a proceeding under Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

SECTION 4.9 Authorizations or Consents.

Other than those which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by AVIF in connection with the due execution and delivery by AVIF of this Agreement and the consummation by AVIF of the transactions contemplated hereby.

SECTION 4.10  Permits.

AVIF has in full force and effect all Permits necessary for it to conduct its business as presently conducted as it relates to the Acquiring Funds, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of AVIF there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

SECTION 4.11  No Actions, Suits or Proceedings.

         (a) There is no pending action, suit or proceeding, nor, to the knowledge of AVIF, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against AVIF before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

         (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of AVIF, threatened in writing or, if probable of assertion, orally, against AVIF, affecting any property, asset, interest or right of an Acquiring Fund, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to such Acquiring Fund. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by Governmental Authority relating to AVIF's conduct of the business of an Acquiring Fund affecting in any significant respect the conduct of such business. AVIF is not, and has not been, to the knowledge of AVIF, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of an Acquiring Fund.

SECTION 4.12  Taxes.

         (a) Except for AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund, each Acquiring Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. Except for AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund, each Acquiring Fund has qualified as such for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year. Each Acquired Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

         (b) Except for AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund, each Acquiring Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the Acquiring Fund Financial Statements for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against any Acquiring Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of any Acquiring Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local or foreign Tax authority.

         (c) The fiscal year of each Acquiring Fund has not been changed for tax purposes since the date on which it commenced operations.

SECTION 4.13  Brokers.

No broker, finder or similar intermediary has acted for or on behalf of AVIF in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with AVIF or any action taken by it.

SECTION 4.14 Representations Concerning the Reorganization.

         (a) No Acquiring Fund owns directly or indirectly, nor has it owned at any time during the five-year period ending on the Closing Date, any shares of its corresponding Acquired Fund.

         (b) AVIF has no plan or intention to reacquire any of the Acquiring Fund Shares issued in the Reorganization, except to the extent that each Acquiring Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

         (c) Each Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the assets of the Acquired Fund acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code.

         (d) Following the Reorganization, each Acquiring Fund will continue the "historic business" (within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code) of the Acquired Fund from which such Acquiring Fund acquired assets in the Reorganization or use a significant portion of such Acquired Fund's historic business assets in a business.

         (e) Immediately before the Reorganizations, not more than 25 percent of the value of the total assets of any Acquiring Fund will be invested in the stock or securities of any one issuer, and not more than 50 percent of the value of the total assets of any Acquiring Fund will be invested in the stock or securities of five or fewer issuers.

SECTION 4.15 Prospectus and Statement of Additional Information.

The current prospectus and statement of additional information for each Acquiring Fund as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

SECTION 4.16 Value of Shares.

The fair market value of the Acquiring Fund Shares received by Acquired Fund Shareholders in each Reorganization will be approximately equal to the fair market value of the Acquired Fund Shares constructively surrendered in exchange therefor.

SECTION 4.17 Intercompany Indebtedness; Consideration.

There is no intercompany indebtedness between GT Funds and AVIF that was issued or acquired, or will be settled, at a discount. No consideration other than the Acquiring Fund Shares (and each Acquiring Fund's assumption of an Acquired Fund's liabilities, including for this purpose all liabilities to which the assets of each respective Acquired Fund are subject) will be issued in exchange for the assets of an Acquired Fund acquired by an Acquiring Fund in connection with a Reorganization. The fair market value of the assets of each Acquired Fund transferred to an Acquiring Fund in a Reorganization will equal or exceed the sum of the liabilities assumed by such Acquiring Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.


                                    ARTICLE 5

                                    COVENANTS

SECTION 5.1 Conduct of Business.

         (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), GT Funds shall conduct the business of each Acquired Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business of each Acquired Fund in the ordinary course in all material respects. Without limiting the generality of the foregoing, GT Funds shall not do any of the following with respect to an Acquired Fund without the prior written consent of AVIF, which consent shall not be unreasonably withheld:

             (i) split, combine or reclassify any of its shares of beneficial interest or issue or authorize the issuance of any other securities in respect of, in lieu of or in substitution for its shares of beneficial interest;

             (ii) amend its Agreement and Declaration of Trust or by-laws;

             (iii) acquire or agree to acquire by merging or consolidating with, or by purchasing a substantial portion of the assets of, or by any other manner, any business or any corporation, partnership, joint venture, association or other business organization or series or division thereof or any assets that are material, individually or in the aggregate, to an Acquired Fund taken as a whole, except purchases of assets in the ordinary course of business consistent with past practice;

             (iv) sell, lease or otherwise dispose of any of its material properties or assets, or mortgage or otherwise encumber or subject to any Lien any of its material properties or assets, other than in the ordinary course of business;

             (v) incur any indebtedness for borrowed money or guarantee any indebtedness of another Person, issue or sell any debt securities or warrants or other rights to acquire any debt securities of an Acquired Fund, guarantee any debt securities of another Person, enter into any "keep well" or other agreement to maintain any financial statement condition of another Person, or enter into any arrangement having the economic effect of any of the foregoing;

             (vi) settle or compromise any material income tax liability or make any material tax election;

             (vii) pay, discharge or satisfy any material claims, liabilities or obligations (absolute, accrued, asserted or unasserted, contingent or otherwise), other than in the ordinary course of business;

             (viii) change its method of accounting, except as required by changes in generally accepted accounting principles as concurred in by its independent auditors, or change its fiscal year;

             (ix) make or agree to make any material severance, termination, indemnification or similar payments except pursuant to existing agreements; or

             (x) adopt any Benefit Plan.

         (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), AVIF shall conduct the business of each Acquiring Fund only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business relations necessary to conduct the business operations of the Acquiring Funds in the ordinary course in all material respects.

SECTION 5.2  Announcements.

GT Funds and AVIF shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither GT Funds nor AVIF shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

SECTION 5.3  Expenses.

Each Acquired Fund and each Acquiring Fund shall each bear the expenses it incurs in connection with this Agreement and the Reorganization and other transactions contemplated hereby.

SECTION 5.4 Further Assurances.

Each of the parties hereto shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganizations, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganizations.

SECTION 5.5 Notice of Events.

AVIF shall give prompt notice to GT Funds, and GT Funds shall give prompt notice to AVIF, of (a) the occurrence or nonoccurrence of any event which to the knowledge of AVIF or to the knowledge of GT Funds, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of GT Funds, Sections 6.1 and 6.2 or (ii) in the case of AVIF, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganizations and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

SECTION 5.6 Access to Information.

         (a) GT Funds will, during regular business hours and on reasonable prior notice, allow AVIF and its authorized representatives reasonable access to the books and records of GT Funds pertaining to the assets of the Acquired Funds and to officers of GT Funds knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of GT Funds.

         (b) AVIF will, during regular business hours and on reasonable prior notice, allow GT Funds and its authorized representatives reasonable access to the books and records of AVIF pertaining to the assets of the Acquiring Funds and to officers of AVIF knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of AVIF.

SECTION 5.7 Consents, Approvals and Filings.

Each of GT Funds and AVIF shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganizations and the other transactions contemplated by this Agreement. In addition, each of GT Funds and AVIF shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganizations and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganizations and the other transactions contemplated herein. Each of GT Funds and AVIF shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

SECTION 5.8 Submission of Agreement to Shareholders.

GT Funds shall take all action necessary in accordance with applicable law and its Agreement and Declaration of Trust and by-laws to convene each Acquired Fund Shareholders Meeting. GT Funds shall, through its Board of Trustees, recommend to the Acquired Fund Shareholders approval of this Agreement and the transactions contemplated by this Agreement. GT Funds shall use its reasonable best efforts to hold each Acquired Fund Shareholders Meeting as soon as practicable after the date hereof.


                                    ARTICLE 6

                   CONDITIONS PRECEDENT TO THE REORGANIZATION

SECTION 6.1 Conditions Precedent of AVIF.

The obligation of AVIF to consummate a Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by AVIF.

         (a) The representations and warranties of GT Funds on behalf of the Acquired Fund participating in the Reorganization set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

         (b) GT Funds shall have complied with and satisfied in all material respects all agreements and conditions relating to the Acquired Fund participating in the Reorganization set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

         (c) AVIF shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of GT Funds, in such individual's capacity as an officer of GT Funds and not as an individual, to the effect that the conditions specified in Section 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of GT Funds certifying as to the accuracy and completeness of the attached Agreement and Declaration of Trust and by-laws of GT Funds, and resolutions, consents and authorizations of or regarding GT Funds with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

         (d) AVIF shall have received the signed opinion of Kirkpatrick & Lockhart LLP, counsel to GT Funds, or other counsel reasonably acceptable to AVIF, in form and substance reasonably acceptable to counsel for AVIF, as to the matters set forth in Schedule 6.1(d).

         (e) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

SECTION 6.2 Mutual Conditions.

The obligations of GT Funds and AVIF to consummate a Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more may be waived in writing by GT Funds and AVIF, but only if and to the extent that such waiver is mutual.

         (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by GT Funds and AVIF shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         (b) This Agreement, the Reorganization of the Acquired Funds and related matters shall have been approved and adopted at the Acquired Fund Shareholders Meeting by the shareholders of the Acquired Funds on the record date by the Required Shareholder Vote.

         (c) The assets of each Acquired Fund to be acquired by the respective Acquiring Fund shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by such Acquired Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by an Acquired Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of such Acquired Fund's business as a series of an open-end management investment company) after the date of this Agreement shall be included as assets of such Acquired Fund held immediately prior to the Reorganization. This representation does not apply to AIM V.I. Global Growth and Income Fund or AIM V.I. Telecommunications Fund, if, in the case of each such Fund, the Fund has not commenced operations or issued voting stock (other than to its investment adviser in connection with its creation) prior to the Closing Date.

         (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganization on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

         (e) The Registration Statement on Form N-14 filed by AVIF with respect to the Acquiring Fund Shares to be issued to Acquired Fund Shareholders in connection with the Reorganization shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

         (f) GT Funds and AVIF shall have received on or before the Closing Date an opinion of Freedman, Levy, Kroll & Simonds in form and substance reasonably acceptable to GT Funds and AVIF, as to the matters set forth on Schedule 6.2(f).

         (g) The dividend or dividends described in the last sentence of Section 3.14(a) shall have been declared.

         (h) Each Acquiring Fund and each Acquired Fund will have satisfied the investment diversification requirements of Section 817(h) of the Code for all taxable quarters since its inception, including the last short taxable period of each Acquired Fund ending on the Closing Date and taxable quarter of each Acquiring Fund that includes the Closing Date. In the case of GT Global Variable Growth & Income Fund and GT Global Variable Telecommunications Fund, if the corresponding Acquiring Fund has not commenced operations or issued voting stock (other than to its investment adviser in connection with its creation) prior to the Closing Date, "last short taxable period of each Acquired Fund ending on" shall read "taxable quarter of each Acquired Fund including."

SECTION 6.3 Conditions Precedent of GT Funds.

The obligation of GT Funds to consummate a Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by GT Funds.

         (a) The representations and warranties of AVIF on behalf of the Acquiring Fund participating in the Reorganization set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

         (b) AVIF shall have complied with and satisfied in all material respects all agreements and conditions relating to the Acquiring Fund participating in the Reorganization set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

         (c) GT Funds shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of AVIF, in such individual's capacity as an officer of AVIF and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of AVIF certifying as to the accuracy and completeness of the attached Charter and by-laws, as amended, of AVIF and resolutions, consents and authorizations of or regarding AVIF with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

         (d) GT Funds shall have received the signed opinion of Freedman, Levy, Kroll & Simonds, counsel to AVIF, or other counsel reasonably acceptable to GT Funds, in form and substance reasonably acceptable to counsel for AVIF, as to the matters set forth on Schedule 6.3(d).

SECTION 6.4 Transactions Independent.

AVIF and GT Funds agree that consummation of the Reorganization of any Acquired Fund is not conditioned upon consummation of the Reorganization of any other Acquired Fund. Accordingly, the occurrence or non-occurrence of an event that would result in any of the conditions precedent to the Reorganization of any one Acquired Fund not being satisfied will not absolve the parties of their obligation under this Agreement to consummate the Reorganization of the other Acquired Funds (assuming that all of the conditions precedent to such Reorganization have been satisfied).


                                    ARTICLE 7

                            TERMINATION OF AGREEMENT

SECTION 7.1  Termination.

         (a) This Agreement may be terminated in whole or with respect to a Reorganization described herein on or prior to the Closing Date as follows:

              (i) by mutual written consent of GT Funds and AVIF; or

              (ii) at the election of GT Funds or AVIF:

                  (A) if the applicable Closing Date shall not be on or before the date set out under "Closing Date" in Section 1.1, or such later date as the parties hereto may agree upon, unless the failure to consummate the Reorganization is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

                  (B) if, upon a vote at an Acquired Fund Shareholders Meeting or any adjournment thereof, the Required Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

                  (C) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganization and such order, decree, ruling or other action shall have become final and nonappealable.

         (b) The termination of this Agreement shall be effectuated by the delivery by the terminating party to the other party of a written notice of such termination. If the circumstances described in
              Section 7.1(a) above are applicable to only one Acquired Fund, this Agreement may be terminated only as to the effected Acquired Fund.

SECTION 7.2  Survival After Termination.

If this Agreement is terminated in accordance with Section 7.1 hereof and the Reorganization of an Acquired Fund is not consummated, this Agreement shall become void and of no further force and effect with respect to such Reorganization and the respective Acquired Fund, except for the provisions of
Section 5.3.

                                    ARTICLE 8

                                  MISCELLANEOUS

SECTION 8.1  Survival of Representations and Warranties.

The representations, warranties and covenants in this Agreement or in any certificate or instrument delivered pursuant to this Agreement shall survive the consummation of the transactions contemplated hereunder for a period of one (1) year following the Closing Date.

SECTION 8.2  Governing Law.

This Agreement shall be construed and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

SECTION 8.3  Binding Effect, Persons Benefiting, No Assignment.

This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

SECTION 8.4  Obligations of AVIF and GT Funds.

              (a) GT Funds and AVIF hereby acknowledge and agree that the Acquiring Funds are separate investment portfolios of AVIF, that AVIF is executing this Agreement on behalf of each of the Acquiring Funds, and that any amounts payable by AVIF under or in connection with this Agreement shall be payable solely from the revenues and assets of the respective Acquiring Fund. GT Funds further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of AVIF in his or her capacity as an officer of AVIF intending to bind AVIF as provided herein, and that no officer, director or shareholder of AVIF shall be personally liable for the liabilities or obligations of AVIF incurred hereunder.

              (b) GT Funds and AVIF hereby acknowledge and agree that the Acquired Funds are separate investment portfolios of GT Funds, that GT Funds is executing this Agreement on behalf of each of the Acquired Funds and that any amounts payable by GT Funds under or in connection with this Agreement shall be payable solely from the revenues and assets of the respective Acquired Fund. AVIF further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of GT Funds in his or her capacity as an officer of GT Funds intending to bind GT Funds as provided herein, and that no officer, trustee or shareholder of GT Funds shall be personally liable for the liabilities of GT Funds incurred hereunder.

SECTION 8.5  Amendments.

This Agreement may not be amended, altered or modified except by a written instrument executed by GT Funds and AVIF.

SECTION 8.6  Enforcement.

The parties agree irreparable damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

SECTION 8.7  Interpretation.

When a reference is made in this Agreement to a Section or Schedule, such reference shall be to a Section of, or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include", "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation." Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

SECTION 8.8  Counterparts.

This Agreement may be executed in counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

SECTION 8.9  Entire Agreement; Schedules.

This Agreement, including the Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

SECTION 8.10  Notices.

All notices, requests, demands and other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

               (a) If to GT Funds:

               GT Global Variable Investment Series or GT Global Variable Investment Trust 11 Greenway Plaza, Suite 100 Houston, Texas 77046-1173 Attn: Carol F. Relihan, Esq. Fax: (713) 993-9185

               with a copy to:

               Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue, N.W. Washington, D.C. 20036-1800 Attn: Arthur J. Brown, Esq. Fax:
               (202) 778-9100

               (b) If to AVIF:

               AIM Variable Insurance Funds, Inc. 11 Greenway Plaza, Suite 100 Houston, Texas 77046-1173 Attn: Carol F. Relihan, Esq. Fax: (713) 993-9185

               with a copy to:

               Freedman, Levy, Kroll & Simonds, 1050 Connecticut Avenue, N.W., Suite 825, Washington, D.C. 20036 Attn: Gary O. Cohen, Esq. Fax:
               (202) 457-5151.

SECTION 8.11 Representations by AIM.

In its capacity as investment adviser to GT Funds, AIM represents to AVIF that to the best of its knowledge the representations and warranties of GT Funds and the Acquired Funds contained in this Agreement are true and correct as of the date of this Agreement. In its capacity as investment adviser to AVIF, AIM represents to GT Funds that to the best of its knowledge the representations and warranties of AVIF and the Acquiring Funds contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this Section 8.11, the best knowledge standard shall be deemed to mean that the officers of AIM who have substantive responsibility for the provision of investment advisory services to GT Funds and AVIF do not have actual knowledge to the contrary after due inquiry.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.


                                             GT GLOBAL VARIABLE INVESTMENT
                                             SERIES, acting on behalf of each of
                                             its respective and separate series

                                             By:   /s/ ROBERT H. GRAHAM
                                                --------------------------------
                                                       Robert H. Graham

                                             GT GLOBAL VARIABLE INVESTMENT
                                             TRUST, acting on behalf of each of
                                             its respective and separate series


                                             By:   /s/ ROBERT H. GRAHAM
                                                --------------------------------
                                                       Robert H. Graham


                                             AIM VARIABLE INSURANCE FUNDS, INC.
                                             acting on behalf of AIM V.I.
                                             Capital Appreciation Fund, AIM V.I.
                                             International Equity Fund, AIM V.I.
                                             Diversified Income Fund, AIM V.I.
                                             Government Securities Fund, AIM
                                             V.I. Money Market Fund, AIM V.I.
                                             Global Growth and Income Fund, and
                                             AIM V.I. Telecommunications Fund

                                             By:   /s/ ROBERT H. GRAHAM
                                                --------------------------------
                                                       Robert H. Graham


                                             A I M Advisors, Inc.

                                             By:   /s/ ROBERT H. GRAHAM
                                                --------------------------------
                                                       Robert H. Graham

SCHEDULE 6.1(d)

OPINION OF COUNSEL TO GT FUNDS

1. Each of the GT Funds is duly organized and validly existing as a business trust under the Delaware Business Trust Act.

2. Each of the GT Funds is an open-end, management investment company registered under the Investment Company Act of 1940.

3. The execution, delivery and performance of the Agreement by GT Funds have been duly authorized and approved by all requisite trust action on the part of GT Funds. The Agreement has been duly executed and delivered by GT Funds and constitutes the valid and binding obligation of GT Funds.

4. The Acquired Fund Shares outstanding on the date hereof have been duly authorized and validly issued, are fully paid and are non-assessable.

5. To the best of our knowledge, GT Funds is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement.

We confirm to you that to our knowledge after inquiry of each lawyer who is the current primary contact for GT Funds or who has devoted substantive attention on behalf of GT Funds during the preceding twelve months and who is still currently employed by or is currently a member of this firm, no litigation or governmental proceeding is pending or threatened in writing against the Acquiring Fund (i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

SCHEDULE 6.2(f)

TAX OPINION

     (1) The transfer of the assets of each Acquired Fund to each corresponding Acquiring Fund in exchange for voting stock of the Acquiring Fund distributed directly to the shareholders of the Acquired Fund, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and each Acquired Fund and each Acquiring Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

     (2) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by an Acquired Fund on the transfer of its assets to the corresponding Acquiring Fund solely in exchange for voting stock of the Acquiring Fund and the Acquiring Fund's assumption of the Acquired Fund's liabilities, or on the distribution of the voting stock to the Acquired Fund's shareholders.

     (3) In accordance with Section 1032 of the Code, no gain or loss will be recognized by any Acquiring Fund on the receipt of assets of its corresponding Acquired Fund in exchange for Acquiring Fund voting stock and the Acquiring Fund's assumption of the Acquired Fund's liabilities.

     (4) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by shareholders of any Acquired Fund on the receipt of voting stock of the corresponding Acquiring Fund in constructive exchange for their Acquired Fund shares.

     (5) In accordance with Section 362(b) of the Code, the basis to each Acquiring Fund of the assets of each corresponding Acquired Fund transferred to it will be the same as the basis of those assets in the hands of such Acquired Fund immediately before the Reorganization.

     (6) In accordance with Section 358(a) of the Code, an Acquired Fund shareholder's basis for voting stock of the corresponding Acquiring Fund received by the Acquired Fund shareholder will be the same as the Acquired Fund shareholder's basis for Acquired Fund shares constructively exchanged therefor.

     (7) In accordance with Section 1223(1) of the Code, an Acquired Fund shareholder's holding period for voting stock of a corresponding Acquiring Fund will include the Acquired Fund shareholder's holding period for the Acquired Fund shares constructively exchanged therefor, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset.

     (8) In accordance with Section 1223(2) of the Code, the holding period for assets of an Acquired Fund transferred to its corresponding Acquiring Fund in the Reorganizations will include the holding period for those assets in the hands of the Acquired Fund.

     (9) For purposes of Section 381 of the Code, AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund will each be treated as if there had been no Reorganization, if, in the case of each such Fund, the Fund has not commenced operations or issued voting stock (other than to its investment adviser in connection with its creation) prior to the date of the Closing ("Closing Date").

     (9) Each Acquired Fund and each corresponding Acquiring Fund will be a RIC under Subchapter M and will comply with the investment diversification requirements of Section 817(h) of the Code. Accordingly, the Reorganizations will not produce adverse Federal income tax consequences by reason of income or gain for any Contract Owner.

SCHEDULE 6.3(d)

OPINION OF COUNSEL TO AVIF

1. AVIF is a corporation validly existing and in good standing under the Maryland General Corporation Law.

2. AVIF is an open-end, management investment company registered under the Investment Company Act of 1940.

3. The execution, delivery and performance of the Agreement by AVIF have been duly authorized and approved by all requisite corporate action on the part of AVIF. The Agreement has been duly executed and delivered by AVIF and constitutes the valid and binding obligation of AVIF.

4. The Acquiring Fund Shares outstanding on the date hereof have been duly authorized and validly issued, are fully paid and are non-assessable.

5. To the best of our knowledge, AVIF is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement.

We confirm to you that to our knowledge after inquiry of each lawyer who is the current primary contact for AVIF or who has devoted substantive attention on behalf of AVIF during the preceding twelve months and who is still currently employed by or is currently a member of this firm, no litigation or governmental proceeding is pending or threatened in writing against an Acquiring Fund (i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                                                                     APPENDIX II

                       AIM VARIABLE INSURANCE FUNDS, INC.

                       AIM V.I. CAPITAL APPRECIATION FUND

                         Supplement dated July 1, 1999
                      to the Prospectus dated May 3, 1999


The section entitled "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 3 of the prospectus should be deleted in its entirety and replaced with the following:

"PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


           o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

           o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

           o Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999 Mr. Perras was an equity analyst at Van Wagoner Capital Management. From 1995 to 1997 he was an Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc.

           o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996 he was an Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

           o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990."

        AIM V.I. CAPITAL

        APPRECIATION FUND
-------------------------------------------------------------------------------

        AIM V.I. Capital Appreciation Fund seeks to provide growth of capital through investments in common stocks, with emphasis on medium- and small-sized growth companies.

        PROSPECTUS
        MAY 3, 1999

                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       An investment in the fund is not a
                                       deposit of a bank and is not insured
                                       or guaranteed by the Federal Deposit
                                       Insurance Corporation or any other
                                       government agency. There is a risk
                                       that you could lose a portion or all
                                       of your money.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

        [AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            3
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            3

Pricing of Shares                            3

Taxes                                        3

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         4
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.

  The fund may also invest up to 20% of its total assets in foreign securities.

  The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.
ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's shares from year to year.
                                    [GRAPH]

During the periods shown in the bar chart, the highest quarterly return was 24.04% (quarter ended December 31, 1998) and the lowest quarterly return was -14.75% (quarter ended September 30, 1998.)

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

            (for the periods ended                                   SINCE     INCEPTION
              DECEMBER 31, 1998)                1 YEAR   5 YEARS   INCEPTION     DATE
----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund              19.30%    17.23%     18.77%     05/05/93
Standard & Poor's 500 Index(1)                  28.60%    24.05%     22.60%(2)  04/30/93(2)
----------------------------------------------------------------------------------------

(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 1998, the advisor received compensation of 0.62% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996 Mr. Scavone was an Associate Portfolio Manager for Van Kampen American Capital Management, Inc.

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                                      YEAR ENDED
                                                             YEAR ENDED DECEMBER 31,                  JANUARY 31,
                                                   1998             1997       1996       1995      1995      1994
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  21.75         $  19.43   $  16.55   $  12.05   $ 12.58   $ 10.00
Income from investment operations:
  Net investment income                              0.02             0.03       0.02       0.04      0.05        --
  Net gains (losses) on securities (both
    realized and unrealized)                         4.12             2.58       2.89       4.46     (0.54)     2.59
    Total from investment operations                 4.14             2.61       2.91       4.50     (0.49)     2.59
Less distributions:
  Dividends from net investment income              (0.04)           (0.02)     (0.03)        --     (0.04)    (0.01)
  Distributions from net realized gains             (0.65)           (0.27)        --         --        --        --
    Total distributions                             (0.69)           (0.29)     (0.03)        --     (0.04)    (0.01)
Net asset value, end of period                   $  25.20         $  21.75   $  19.43   $  16.55   $ 12.05   $ 12.58
Total return(a)                                     19.30%           13.51%     17.58%     37.38%    (3.91)%   25.90%
---------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------
Net assets, end of period (000s omitted)         $647,248         $522,642   $370,063   $212,152   $88,177   $35,354
Ratio of expenses to average net assets              0.67%(b)         0.68%      0.73%      0.75%(c)    0.84%    1.06%(c)
Ratio of net investment income to average net
  assets                                             0.11%(b)         0.18%      0.18%      0.39%(c)    0.46%    0.07%(c)
Portfolio turnover rate                                83%              65%        59%        37%       81%       34%
---------------------------------------------------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $566,139,574.
(c) Annualized.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

-----------------------------------
 AIM V.I. Capital Appreciation Fund
 SEC 1940 Act file number: 811-7452
-----------------------------------

[AIM LOGO APPEARS HERE]          www.aimfunds.com         INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                       AIM VARIABLE INSURANCE FUNDS, INC.

                       AIM V.I. INTERNATIONAL EQUITY FUND

                         Supplement dated July 1, 1999
                      to the Prospectus dated May 3, 1999


The section entitled "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 3 of the prospectus should be deleted in its entirety and replaced with the following:

"PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o A. Dale Griffin III, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

           o Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996 he was an associate with JMB Realty.

           o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

           o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990."

        AIM V.I. INTERNATIONAL

        EQUITY FUND
-------------------------------------------------------------------------------

        AIM V.I. International Equity Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

        PROSPECTUS
        MAY 3, 1999

                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       An investment in the fund is not a
                                       deposit of a bank and is not insured
                                       or guaranteed by the Federal Deposit
                                       Insurance Corporation or any other
                                       government agency. There is a risk
                                       that you could lose a portion or all
                                       of your money.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            3
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            3

Pricing of Shares                            3

Taxes                                        3

Dividends and Distributions                  3

FINANCIAL HIGHLIGHTS                         4
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

  The fund seeks to meet this objective by investing at least 70% of its total assets in marketable equity securities of foreign companies that are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies.

  The portfolio managers focus on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the fund will invest, the portfolio managers also consider such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investment will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's shares from year to year.
                                    [GRAPH]

  During the periods shown in the bar chart, the highest quarterly return was 14.36% (quarter ended March 31, 1998 and the lowest quarterly return was -13.81% (quarter ended September 30, 1998.)

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                 (for the periods                                               SINCE        INCEPTION
             ENDED DECEMBER 31, 1998)                1 YEAR      5 YEARS      INCEPTION        DATE
------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Fund                   15.49%       11.33%        13.36%       05/05/93
Morgan Stanley Capital International EAFE Index(1)   20.00%        9.19%         9.56%(2)    04/30/93(2)
------------------------------------------------------------------------------------------------------

(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index measures performance of global stock markets in 20 developed countries.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 1998, the advisor received compensation of 0.75% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

- Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

- Barrett K. Sides, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996 he was an associate with JMB Realty.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually to separate accounts or participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                                            YEAR ENDED
                                                           YEAR ENDED DECEMBER 31,                          JANUARY 31,
                                                    1998       1997       1996       1995                 1995      1994
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  17.15   $  16.36   $  13.66   $  11.03              $ 12.49   $ 10.00
Income from investment operations:
  Net investment income (loss)                        0.15       0.10       0.07       0.07                 0.06        --
  Net gains (losses) on securities (both
    realized and unrealized)                          2.50       1.03       2.67       2.58                (1.49)     2.49
    Total from investment operations                  2.65       1.13       2.74       2.65                (1.45)     2.49
Less distributions:
  Dividends from net Investment Income               (0.16)     (0.08)     (0.04)     (0.02)               (0.03)       --
Distributions from net realized gains                   --      (0.28)        --         --                   --        --
    Total distributions                              (0.16)     (0.36)     (0.04)     (0.02)               (0.03)       --
Net asset value, end of period                    $  19.62   $  17.13   $  16.36   $  13.66              $ 11.03   $ 12.49
Total return(a)                                      15.49%      6.94%     20.05%     20.04%              (11.48)%  (24.90)%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $240,314   $211,023   $165,738   $ 82,257              $55,019   $23,533
Ratio of expenses to average net assets(b)            0.91%(b)     0.93%     0.96%     1.15%(c)             1.27%(d)    1.98%(c)(d)
Ratio of net investment income (loss) to average
  net assets                                          0.80%(b)     0.68%     0.78%     0.75%(c)             0.60%(e)   (0.15)%(c)(e)
Portfolio turnover rate                                 76%        57%        59%        67%                  64%       26%
----------------------------------------------------------------------------------------------------------------------------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $232,550,286.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements, Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.28% and 3.06% (annualized), for January 1995 and 1994 respectively.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement were 0.59% and (1.23)% for 1995 and 1994, respectively.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL EQUITY FUND
                       ----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

-----------------------------------
 AIM V.I. International Equity Fund
 SEC 1940 Act file number: 811-7452
-----------------------------------

[AIM LOGO APPEARS HERE]           www.aimfunds.com        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                       AIM VARIABLE INSURANCE FUNDS, INC.

                        AIM V.I. DIVERSIFIED INCOME FUND

                         Supplement dated July 1, 1999
                      to the Prospectus dated May 3, 1999


The section entitled "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 3 of the prospectus should be deleted in its entirety and replaced with the following:

"PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


           o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.

           o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income Portfolio Manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

           o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

           o Kevin E. Rogers, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991."

        AIM V.I. DIVERSIFIED

        INCOME FUND
-------------------------------------------------------------------------------

        AIM V.I. Diversified Income Fund seeks to achieve a high level of current income.

        PROSPECTUS
        MAY 3, 1999

                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       An investment in the fund is not a
                                       deposit of a bank and is not insured
                                       or guaranteed by the Federal Deposit
                                       Insurance Corporation or any other
                                       government agency. There is a risk
                                       that you could lose a portion or all
                                       of your money.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                       --------------------------------
                       AIM V.I. DIVERSIFIED INCOME FUND
                       --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            3
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            3

Pricing of Shares                            3

Taxes                                        3

Dividends and Distributions                  3

FINANCIAL HIGHLIGHTS                         4
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income.

  The fund seeks to meet this objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities, and (4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however the fund may invest up to 100% of its total assets in U.S. Government securities.

  The fund may invest up to 50% of its total assets in foreign securities, including securities of issuers located in developing countries. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank.

  The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to risk than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

  Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.

  The prices of foreign securities may be further affected by other factors including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.

  The prices of equity securities fluctuates in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following chart shows changes in the performance of the fund's shares from year to year.
                                    [GRAPH]

During the periods shown in the bar chart, the highest quarterly return was 5.54% (quarter ended June 30, 1995) and the lowest quarterly return was -3.16% (quarter ended March 31, 1994.)

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

          (for the periods ended                                               SINCE            INCEPTION
            DECEMBER 31, 1998)              1 YEAR          5 YEARS          INCEPTION            DATE
---------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund             3.58%           7.12%             7.38%             05/05/93
Lehman Aggregate Bond Index(1)               8.69%           7.27%             7.25%(2)          04/30/93(2)
---------------------------------------------------------------------------------------------------------

(1) The Lehman Aggregate Bond Index is an unmanaged index generally considered representative of treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(2) The average annual total return given is since the date closest to the inception of the fund.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 1998, the advisor received compensation of 0.60% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.

- John L. Pessarra, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1990.

- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

- Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares received at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                                    YEAR ENDED
                                                        YEAR ENDED DECEMBER 31,                     JANUARY 31,
                                                  1998      1997      1996      1995               1995      1994
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 11.29   $ 10.33   $ 10.00   $  9.12           $ 10.46   $ 10.00
Income from investment operations:
  Net investment income                             0.75      0.73      0.73      0.69              0.76      0.54
  Net gains (losses) on securities (both
    realized and unrealized)                       (0.35)     0.24      0.28      0.94             (1.42)     0.29
    Total from investment operations                0.40      0.97      1.01      1.63             (0.66)     0.83
Less distributions:
  Dividends from net investment income             (0.57)    (0.01)    (0.68)    (0.75)            (0.68)    (0.35)
  Distributions from net realized capital gains    (0.18)       --        --        --                --     (0.02)
    Total distributions                            (0.75)    (0.01)    (0.68)    (0.75)            (0.68)    (0.37)
Net asset value, end of period                   $ 10.94   $ 11.29   $ 10.33   $ 10.00           $  9.12   $ 10.46
Total return(a)                                     3.58%     9.39%    10.19%    18.11%            (6.35)%    8.33%
------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)         $96,445   $89,319   $63,624   $44,630            $25,271   $14,530
Ratio of expenses to average net assets             0.77%(b)    0.80%    0.86%    0.88%(c)       0.91%(d)    1.05%(c)(d)
Ratio of net investment income to average net
  assets                                            6.99%(b)    6.90%    7.09%    7.65%(c)       8.07%(e)    6.78%(c)(e)
Portfolio turnover rate                               50%       52%       76%       72%           100%       57%
------------------------------------------------------------------------------------------------------------------------

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $96,686,554.
(c) Annualized.
(d) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.03% and 1.69% (annualized) for January 31, 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 7.95% and 6.14% (annualized) for January 31, 1995 and 1994, respectively.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

-----------------------------------
 AIM V.I. Diversified Income Fund
 SEC 1940 Act file number: 811-7452
-----------------------------------

[AIM LOGO APPEARS HERE]          www.aimfunds.com         INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        AIM V.I. GOVERNMENT
        SECURITIES FUND
-------------------------------------------------------------------------------

        AIM V.I. Government Securities Fund seeks to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government.

        PROSPECTUS
        MAY 3, 1999

                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       An investment in the fund is not a
                                       deposit of a bank and is not insured
                                       or guaranteed by the Federal Deposit
                                       Insurance Corporation or any other
                                       government agency. There is a risk
                                       that you could lose a portion or all
                                       of your money.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

        [AIM LOGO APPEARS HERE]                           INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                     -----------------------------------
                     AIM V.I. GOVERNMENT SECURITIES FUND
                     -----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                         2

Performance Table                            2

FUND MANAGEMENT                              3
- - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                  3

Advisor Compensation                         3

Portfolio Managers                           3

OTHER INFORMATION                            3
- - - - - - - - - - - - - - - - - - - - - - - -
Purchase and Redemption of Shares            3

Pricing of Shares                            3

Taxes                                        3

Dividends and Distributions                  3

FINANCIAL HIGHLIGHTS                         4
- - - - - - - - - - - - - - - - - - - - - - - -
OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government.

  The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, including: (1) U.S. Treasury obligations, and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The fund intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. The fund may invest in high-coupon U.S. Government agency mortgage-backed securities, which consist of interests in underlying mortgages with maturities of up to thirty years. The fund may also invest up to 20% of its assets in foreign securities.

  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concern for safety of principal. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of other fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.

  High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If the securities experience a faster principal prepayment rate than expected, both the market value of, and income from, such securities will decrease.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.
ANNUAL TOTAL RETURNS
The following chart shows changes in the performance of the fund's shares from year to year.
                                    [GRAPH]

  During the periods shown in the bar chart, the highest quarterly return was 5.48% (quarter ended June 30, 1995) and the lowest quarterly return was -2.82% (quarter ended March 31, 1994.)

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index.

                                     AVERAGE ANNUAL TOTAL RETURNS
 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                  SINCE                INCEPTION
December 31, 1998)                 1 YEAR            5 YEARS            INCEPTION              DATE
------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities
  Fund                              7.73%             5.80%               5.76%             05/05/93
Lehman Intermediate Government
  Bond Index(1)                     8.49%             6.45%               6.31%(2)          04/30/93(2)
------------------------------------------------------------------------------------------------------

(1) The Lehman Intermediate Government Bond Index is an unmanaged composite generally considered representative of intermediate publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.
(2) The average annual total return given is since the date closest to the inception date of the fund.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fund's last fiscal year ended December 31, 1998, the advisor received compensation of 0.50% of the fund's average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Karen Dunn Kelley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

- Marcel S. Theriot, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                                  YEAR ENDED
                                                           YEAR ENDED DECEMBER 31,                JANUARY 31,
                                                  1998            1997      1996      1995      1995      1994
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 10.67         $  9.87   $ 10.17   $  9.39   $ 10.24   $ 10.00
Income from investment operations:
  Net investment income                             0.63(a)         0.59      0.58      0.54      0.53      0.38
  Net gains (losses) on securities (both
    realized and unrealized)                        0.20            0.22     (0.35)     0.74     (0.88)     0.10
      Total from investment operations              0.83            0.81      0.23      1.28     (0.35)     0.48
Less distributions:
  Dividends from net investment income             (0.32)          (0.01)    (0.53)    (0.50)    (0.50)    (0.24)
Net asset value, end of period                   $ 11.18         $ 10.67   $  9.87   $ 10.17   $  9.39   $ 10.24
Total return(b)                                     7.73%           8.16%     2.29%    13.84%    (3.42)%    4.78%
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)         $58,185         $33,800   $24,527   $19,545   $12,887   $10,643
Ratio of expenses (exclusive of interest
  expense) to average net assets                    0.76%(c)        0.87%     0.91%     1.19%(d)  0.95%(e)  1.00%(d)(e)
Ratio of net investment income to average net
  assets                                            5.70%(c)        5.85%     5.80%     5.78%(d)  5.51%(f)  4.74%(d)(f)
Portfolio turnover rate                               78%             66%       32%       41%       29%        0%
----------------------------------------------------------------------------------------------------------------
Borrowings for the period:
Amount of debt outstanding at end of period
  (000s omitted)                                      --              --        --        --        --        --
----------------------------------------------------------------------------------------------------------------
Average amount of debt outstanding during the
  period (000s omitted)(g)                       $   940              --        --        --        --        --
----------------------------------------------------------------------------------------------------------------
Average number of shares outstanding during the
  period (000s omitted)(g)                         3,992              --        --        --        --        --
----------------------------------------------------------------------------------------------------------------
Average amount of debt per share during the
  period                                         $0.2355              --        --        --        --        --
----------------------------------------------------------------------------------------------------------------

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are based on average net assets of $44,391,219.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.10% and 1.80% (annualized) for January 1995 and 1994, respectively.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.35% and 3.94% (annualized) for January 1995 and 1994, respectively.
(g) Averages computed on a daily basis.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

-------------------------------------
AIM V.I. Government Securities Fund
SEC 1940 Act file number: 811-7452
-------------------------------------



[AIM LOGO APPEARS HERE]          www.aimfunds.com        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

        AIM V.I. MONEY MARKET FUND

        ------------------------------------------------------------------------

        AIM V.I. Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

        PROSPECTUS
        MAY 3, 1999,
        AS REVISED JULY 1, 1999

                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       An investment in the fund is not a
                                       deposit of a bank and is not insured
                                       or guaranteed by the Federal Deposit
                                       Insurance Corporation or any other
                                       government agency. There is a risk
                                       that you could lose a portion or all
                                       of your money.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.

                                       There can be no assurance that the
                                       fund will be able to maintain a
                                       stable net asset value of $1.00 per
                                       share.

        [AIM LOGO APPEARS HERE]                         INVEST WITH DISCIPLINE
                                                      -- Registered Trademark --

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      3
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         3

Performance Table                            3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            4

Pricing of Shares                            4

Taxes                                        4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection, AIM Funds, AIM Funds and Design and AIM Investor are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

The fund seeks to meet this objective by investing only in high-quality U.S. dollar-denominated short-term obligations, including

- securities issued by the U.S. Government or its agencies

- foreign government obligations

- bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks

- repurchase agreements

- commercial paper

- taxable municipal securities

- master notes

- cash equivalents

The fund may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers.

The fund may invest up to 100% of its total assets in obligations issued by banks.

  The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

- interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop

- any of the fund's holdings could have its credit rating downgraded or could default

- the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries

- the risks generally associated with dollar-denominated foreign investments, including political and economic upheaval, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart shown below provides an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. The bar chart and performance table shown do not reflect charges at the separate account level. If they did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's shares from year to year.
                                    [GRAPH]

                                              Annual
Year Ended                                    Total
December 31                                   Return
-----------                                   ------
1994 .......................................   3.64%
1995 .......................................   5.70%
1996 .......................................   4.97%
1997 .......................................   5.14%
1998 .......................................   5.06%

  During the periods shown in the bar chart, the highest quarterly return was 1.45% (quarter ended September 30, 1995) and the lowest quarterly return was 0.60% (quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the fund's performance over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                            SINCE      INCEPTION
December 31, 1998)            1 YEAR   5 YEARS   INCEPTION     DATE
----------------------------------------------------------------------
AIM V.I. Money Market Fund     5.06%    4.90%      4.59%     05/05/93
----------------------------------------------------------------------

  The AIM V.I. Money Market Fund's seven day yield on December 31, 1998 was 4.61%. For the current seven day yield, call (800) 347-4246.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of 0.40% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all of its securities based on the amortized cost method. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, daily to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund may distribute net realized short-term gains, if any, frequently to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  The table shows the financial highlights for a share of the fund outstanding during each of the fiscal years (or periods) indicated.

  This information has been audited by Tait, Weller & Baker, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                                                  YEAR ENDED
                                                     YEAR ENDED DECEMBER 31,                      JANUARY 31,
                                                    1998        1997      1996      1995        1995      1994
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  1.00     $  1.00   $  1.00   $  1.00     $  1.00     $  1.00
Income from investment operations:
  Net investment income                              0.05        0.05      0.05      0.05        0.04        0.02
Less distributions:
  Dividends from net investment income              (0.05)      (0.05)    (0.05)    (0.05)      (0.04)      (0.02)
Net asset value, end of period                    $  1.00     $  1.00   $  1.00   $  1.00     $  1.00     $  1.00
Total return                                         5.06%       5.14%     4.97%     5.69%(a)    3.98%       2.27%(a)
-------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)          $64,090     $58,635   $63,529   $65,506     $31,017     $13,891
Ratio of expenses to average net assets              0.58%(b)    0.59%     0.55%     0.53%(a)    0.63%(c)    0.95%(a)(d)
Ratio of net investment income to average net
  assets                                             4.94%(b)    5.01%     4.84%     5.40%(a)    4.14%(c)    2.29%(a)(d)
-------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Ratios are based on average net assets of $63,101,740.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 0.70% and 4.07%, respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.53% (annualized) and 1.70% (annualized), respectively.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website
(http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

-----------------------------------
 AIM V.I. Money Market Fund
 SEC 1940 Act file number: 811-7452
-----------------------------------

[AIM LOGO APPEARS HERE]           www.aimfunds.com        INVEST WITH DISCIPLINE

                                                        --Registered Trademark--

                       AIM VARIABLE INSURANCE FUNDS, INC.

                     AIM V.I. GLOBAL GROWTH AND INCOME FUND

                         Supplement dated July 1, 1999
                      to the Prospectus dated May 3, 1999


The section entitled "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 2 of the prospectus should be deleted and replaced with the following:

"PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o Paul Griffiths, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

           o Michael Lindsell, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

           o John Nadell, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

           o Michael McDonagh, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1977."

        AIM V.I. GLOBAL GROWTH

        AND INCOME FUND
--------------------------------------------------------------------------------
        Shares of the fund are currently offered only to insurance company separate accounts.
        AIM V.I. Global Growth and Income Fund seeks to provide long-term growth of capital together with current income.

        PROSPECTUS
        MAY 3, 1999

                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       An investment in the fund is not a
                                       deposit of a bank and is not insured
                                       or guaranteed by the Federal Deposit
                                       Insurance Corporation or any other
                                       government agency. There is a risk
                                       that you could lose a portion or all
                                       of your money.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.


[AIM LOGO APPEARS HERE]                     INVEST WITH DISCIPLINE
                                            --Registered Trademark--

Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

FUND MANAGEMENT                              2
- - - - - - - - - - - - - - - - - - - - - - - -

Advisor Arrangements                         2

Advisor Compensation                         2

Portfolio Managers                           2

OTHER INFORMATION                            3
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            3

Pricing of Shares                            3

Taxes                                        3

Dividends and Distributions                  3

OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                     --------------------------------------
                     AIM V.I. GLOBAL GROWTH AND INCOME FUND
                     --------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objectives are long-term growth of capital together with current income.

  The fund seeks to meet this objectives by investing at least 65% of its total assets in a combination of blue-chip equity securities and high-quality government bonds of U.S. and foreign issuers. "Blue chip" equity securities are those which (1) offered, during the issuer's most recent fiscal year, an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index, and (2) are issued by a company with total equity market capitalization of at least $1 billion. High-quality government bonds are rated within one of the two highest ratings categories of Moody's Investors Service, Inc. or Standard & Poor's Ratings Services, or are deemed by the portfolio managers to be of comparable quality.

  The fund may invest up to 35% of its total assets in other equity securities, convertible securities and government and corporate debt securities that are investment grade, i.e., rated within one of the four highest ratings categories of Moody's or S&P. The fund may purchase debt obligations issued or guaranteed by the U.S. or foreign governments, including foreign states, provinces or municipalities, or their agencies, authorities or instrumentalities and debt obligations of supranational organizations, such as the World Bank. The fund will normally invest in securities of issuers in at least three countries, including the United States. However, the fund may not invest more than 40% of its assets in securities of issuers in any one country, other than the U.S. The fund may invest in the securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The fund may invest up to 100% of its total assets in either equity or debt securities in response to general economic changes and market conditions around the world.

  The portfolio managers allocate assets among securities of countries and in currency denominations where opportunities for meeting the fund's investment objectives are expected to be the most attractive. The portfolio managers consider whether to sell a particular security when opportunities for meeting the fund's investment objectives are no longer considered attractive.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

These factors may affect the prices of securities issued by foreign companies located in developing or emerging market countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

                     --------------------------------------
                     AIM V.I. GLOBAL GROWTH AND INCOME FUND
                     --------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

SEC Rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.

FUND MANAGEMENT
--------------------------------------------------------------------------------

ADVISOR ARRANGEMENTS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management including the fund's investment decisions and the execution of securities transactions. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. INVESCO Asset Management Limited (the subadvisor), serves as the fund's subadvisor, is located at 11 Devonshire Square, London, England EC2M4YR. The subadvisor is responsible for providing the advisor with economic and market research, securities analysis and investment recommendations with respect to the fund. Both entities are affiliated.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive compensation from the fund calculated at the annual rate of 1.00% of the fund's daily average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, are

- Paul Griffiths, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Michael Lindsell, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

- John Nadell, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

                     --------------------------------------
                     AIM V.I. GLOBAL GROWTH AND INCOME FUND
                     --------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

  The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment.

  The Board of Directors monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the fund. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

                     --------------------------------------
                     AIM V.I. GLOBAL GROWTH AND INCOME FUND
                     --------------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Semiannual reports to shareholders contain additional information about the fund's investments.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

 AIM V.I. Global Growth and Income Fund
 SEC 1940 Act file number: 811-7452


[AIM LOGO APPEARS HERE]   www.aimfunds.com   INVEST WITH  DISCIPLINE
                                             --Registered Trademark--

                       AIM VARIABLE INSURANCE FUNDS, INC.

                        AIM V.I. TELECOMMUNICATIONS FUND

                         Supplement dated July 1, 1999
                      to the Prospectus dated May 3, 1999


The section entitled "FUND MANAGEMENT-PORTFOLIO MANAGERS" on page 2 of the prospectus should be deleted and replaced with the following:

"PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

           o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1982.

           o Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

           o Bradley T. Conger, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1993 to 1997, Mr. Conger was a member of the Goldman Sachs international equity sales team.

           o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

           o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986.

           o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990."

        AIM V.I.

        TELECOMMUNICATIONS FUND

-------------------------------------------------------------------------------
        Shares of the fund are currently offered only to insurance company separate accounts.

        AIM V.I. Telecommunications Fund seeks to provide long-term growth of capital.

        PROSPECTUS
        MAY 3, 1999

                                       This prospectus contains important
                                       information. Please read it before
                                       investing and keep it for future
                                       reference.

                                       An investment in the fund is not a
                                       deposit of a bank and is not insured
                                       or guaranteed by the Federal Deposit
                                       Insurance Corporation or any other
                                       government agency. There is a risk
                                       that you could lose a portion or all
                                       of your money.

                                       As with all other mutual fund
                                       securities, the Securities and
                                       Exchange Commission has not approved
                                       or disapproved these securities or
                                       determined whether the information
                                       in this prospectus is adequate or
                                       accurate. Anyone who tells you
                                       otherwise is committing a crime.


[AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
                                              --Registered Trademark--

Table of Contents
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

FUND MANAGEMENT                              2
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  2

Advisor Compensation                         2

Portfolio Managers                           2

OTHER INFORMATION                            3
- - - - - - - - - - - - - - - - - - - - - - - -

Purchase and Redemption of Shares            3

Pricing of Shares                            3

Taxes                                        3

Dividends and Distributions                  3

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - -- - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM V.I. TELECOMMUNICATIONS FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet this objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment. The fund will invest, normally, at least 65% of its total assets in common and preferred stocks and warrants to acquire such stocks issued by telecommunications companies. The fund considers a "telecommunications company" to be one that (1) derives at least 50% of its revenues or earnings from telecommunications activities, or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that develop, manufacture, or sell communications services and equipment, computer and electronic components and equipment, mobile communications, and broadcasting. The fund may invest up to 35% of its assets in debt securities issued by telecommunications companies and/or equity and debt securities of other companies the portfolio managers believe will benefit from developments in the telecommunications industry. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds."

  The fund will normally invest in the equity securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will not invest more than 40% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest substantially in securities denominated in one or more currencies.

  The portfolio managers allocate the fund's assets among countries, sectors and in currency denominations that are expected to provide the best opportunities for long-term growth of capital. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the common stocks in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

  The value of the fund's shares is particularly vulnerable to factors affecting the telecommunications industry, such as substantial government regulation. Because the fund focuses its investments in the telecommunications industry, the value of your fund shares may rise and fall more than the value of shares of a fund that invests more broadly.

  In addition, the prices of securities issued by foreign issuers may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  The value of your shares could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers are unable to distinguish the year 2000 from the year 1900.

  The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the fund invests.

                        --------------------------------
                        AIM V.I. TELECOMMUNICATIONS FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

SEC Rules do not allow us to provide a bar chart and performance table for funds that do not have at least a full calendar year of performance.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive compensation from the fund calculated at the annual rate of 1.00% of the fund's daily average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

- Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986.

- Claude C. Cody IV, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1992.

- Paul A. Rogge, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991.

- David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1982.

- Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

- Bradley T. Conger, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1993 to 1997, Mr. Conger was a member of the Goldman Sachs international equity sales team.

                        --------------------------------
                        AIM V.I. TELECOMMUNICATIONS FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Life insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund.

PRICING OF SHARES

The fund prices its shares based on its net asset value. The fund values portfolio securities for which market quotations are readily available at market value. The fund values short-term investments maturing within 60 days at amortized cost, which approximates market value. The fund values all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the fund may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors. The effect of using fair value pricing is that the fund's net asset value will be subject to the judgment of the Board of Directors or its designee instead of being determined by the market. Because the fund may invest in securities that are primarily listed on foreign exchanges, the value of the fund's shares may change on days when the separate account will not be able to purchase or redeem shares. The fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of participating life insurance companies.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually to separate accounts of participating life insurance companies.

  At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of that fund.

                        --------------------------------
                        AIM V.I. TELECOMMUNICATIONS FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Semiannual reports to shareholders contain additional information about the fund's investments.

  If you wish to obtain free copies of the fund's current SAI, please send a written request to A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or call (800) 410-4246.

  You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

----------------------------------
AIM V.I. Telecommunications Fund
SEC 1940 Act file number: 811-7452
----------------------------------


[AIM LOGO APPEARS HERE]            www.aimfunds.com      INVEST WITH DISCIPLINE

                                                                    APPENDIX III

           AIM V.I. CAPITAL APPRECIATION FUND DISCUSSION AND ANALYSIS

Reproduced below is a discussion of the performance of AIM V.I. Capital Appreciation Fund for the fiscal year ended December 31, 1998, that was prepared by its officers and A I M Advisors, Inc. and included in its Annual Report dated December 31, 1998.

The Managers' Overview

FUND POSTS STRONG
RETURN IN VOLATILE MARKET

A roundtable discussion with the Fund management team for AIM V.I. Capital
Appreciation Fund for the fiscal year ended December 31, 1998.
------------------------------------------------------------------------------------------------------------------------------------

Q. HOW DID THE FUND PERFORM DURING           Top 10 Equity Holdings                       individual companies, not the overall
THE FISCAL YEAR?                             As of 12/31/98, based on total net assets    market. This discipline led us to
A. Fund performance fluctuated                1. Compuware                       1.37%    significant holdings in technology,
considerably during a very volatile fiscal    2. EMC Corp.                       1.35     retail and health care.
year. Like the entire mid-cap stock           3. Guidant Corp.                   1.35
market, the Fund was hard hit during a        4. Ascend Communications, Inc.     1.30     Q. WHY IS TECHNOLOGY ATTRACTIVE?
deep sell-off in August, but it later         5. Concord EFS, Inc.               1.28     A. The "millennium bug" that requires
rallied strongly, finishing the fiscal        6. 3Com Corp.                      1.21     reprogramming older computers and software
year with total return of 19.30%. That        7. Cardinal Health, Inc.           1.17     to recognize the year 2000 continues to
outperformed the Standard & Poor's 400        8. Staples, Inc.                   1.16     provide opportunity for the computer
Midcap Index, which produced a total          9. BMC Software, Inc.              1.15     software and services industry. The
return of 18.25%. Large-cap stocks in the    10. Becton, Dickinson & Co.         1.12     worldwide cost of fixing the bug could
Standard & Poor's 500 posted a total                                                      total between $300 billion and $600
return of 28.60% during the year.            Please keep in mind that the Fund's          billion, according to the Gartner Group,
                                             portfolio composition is subject to change   Inc., a technology research firm.
Q. WHY WERE MARKETS VOLATILE?                and there is no assurance the Fund will          Computer know-how is also crucial to
A. As the fiscal year opened, concern        continue to hold any particular security.    the gradual conversion of European
about Asia's financial difficulties was                                                   currencies to the euro starting in 1999.
widespread. The smaller and mid-size         multiple: the seemingly intractable Asian    Among the portfolio's software and
company stocks in which the Fund invests     downturn, a default on Russian government    services holdings is Citrix Systems, Inc.
were especially out of favor as investors    debt, the collapse of some highly            which for three years running has been
sought the relative safety of blue-chip      leveraged hedge funds, and recognition       cited by Deloitte & Touche as one of the
stocks. Markets rallied in the spring as     that domestic corporate profit growth was    fastest-growing technology companies in
investors seemed to shrug off Asian          slipping after several years of robust       the country.
worries.                                     growth.
    In August, another wave of concern           Late in the fiscal year, amid evidence   Q. AND RETAILERS--WHY DO THEY REMAIN
washed over markets. Its causes were         of a worldwide credit crunch, the Federal    WELL-REPRESENTED IN THE PORTFOLIO?
                                             Reserve Board (the Fed) shifted its focus    A. Retailers did a brisk Christmas
          ---------------                    from fighting inflation to providing         business--and the week after Christmas was
                                             liquidity and supporting markets. In three   very strong. Same-store sales rose 5.2% in
  Because U.S. drug manufacturers            steps, it lowered the short-term target      December over the same month in 1997. And
                                             federal funds rate from 5.50% to 4.75%,      it was a good year for specialty apparel
 and distributors are not heavily            and equity markets rallied in response. In   retailers in the Fund's portfolio, such as
                                             the short run at least, the Fed appeared     Abercrombie & Fitch Co., whose 1998 sales
   dependent on the Asian and                to have assured investors that it would      grew more than 50% over 1997. As always,
                                             intervene to forestall a recession.          we seek out the best earnings stories we
    Latin American markets,                                                               can find. One of our major holdings is in
                                             Q. HOW DID YOU MANAGE THE FUND IN A          the retail industry: the office-products
 they may be relatively immune to            CHANGEABLE ENVIRONMENT?                      specialist Staples, Inc. This company
                                             A. We stuck with our disciplined, earnings-  recently announced its 17th consecutive
   foreign turmoil and provide               driven stock selection process, looking at   quarter of earnings per share growth of
                                             the underlying fundamentals of               more than 30%.
 a safe haven in the months ahead.

          ---------------

                     AIM V.I. CAPITAL APPRECIATION FUND                       27


          ---------------                    companies in the portfolio averaged more     when the Fed eases monetary policy, and
                                             than 25% over the same period in 1997, and   we were encouraged to note that this was
 Historically, smaller company stocks        such double-digit growth is projected for    true after the Fed began lowering interest
                                             the next year. By contrast, average          rates. Though this is much too short a
 do better than large-company stocks         earnings growth for the large-cap stocks     period in which to identify a market
                                             in the S&P 500 was negative for the          trend, from the Fed's first interest rate
 when the Fed eases monetary policy,         September 30 quarter end.                    cut September 29 through the December 31
                                                . Valuations of the stocks in the         close of the fiscal year, midcaps did
 and we were encouraged to note that         mid-cap sector are significantly lower       outperform large caps. The S&P 400
                                             than in the large-cap sector. These mid-     advanced 25.00% while the large-cap S&P
  this was true after the Fed began          cap stocks also offer some refuge from       500 rose 17.60%. Of course, a favorable
                                             Asian woes because they tend to have less    environment for smaller-company stocks
        lower interest rates.                international exposure.                      should be good for the Fund.
                                                . Historically, smaller-company stocks
         ---------------                     do better than large-company stocks

Q. AND WHAT ARE SOME POSITIVE TRENDS IN      GROWTH OF $10,000 INVESTMENT
THE HEALTH-CARE SECTOR?                      From 5/5/93-12/31/98                                       AVERAGE ANNUAL TOTAL RETURN
A. Many of our health-care holdings are in                                              Lipper          As of 12/31/98
the medical products and pharmaceuticals                                                Capital         Inception (5/5/93)   18.77%
industries, which are not heavily                    AIM V.I. Capital     S&P 500     Appreciation      5 Years              17.23
dependent on the Asian and Latin American           Appreciation Fund   Stock Index    Fund Index       1 Year               19.30
markets. Therefore, they may be relatively                            (In thousands)
immune to foreign turmoil. Their strong      5/5/93     $10,000           $10,000       $10,000
earnings growth also is expected to          12/93       11,949            10,794        11,534
continue.                                    12/94       12,248            10,936        11,250
    Holdings in this area include Becton,    12/95       16,618            15,042        14,805
Dickinson & Co., whose products include      12/96       19,540            18,495        17,019
drug injection and blood collection          12/97       22,179            24,663        20,417
devices; and Guidant Corp., maker of         12/98       26,460            31,711        24,497
cardiovascular devices such as stents and
defibrillators.                              Past performance cannot guarantee comparable future results.

Q. WHAT IS YOUR NEAR-TERM OUTLOOK ON         MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF
THE ECONOMY?                                 AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL
A. We are optimistic that the U.S. will      PERFORMANCE SHOWN.
avoid a recession in 1999. The economy
will likely experience annual gross          The performance figures shown represent the AIM V.I. Capital Appreciation Fund,
domestic product growth in the 1.5% to       are not intended to reflect actual annuity values, and do not reflect charges at
2.00% range, so low inflation and low        the separate account level, which, if applied, would lower the performance
interest rates should continue. The          results. The Fund's performance figures are historical and reflect reinvestment
challenge will be earnings. With many        of all distributions and changes in the net asset value. The Fund's investment
global markets in or near recession and      return and principal value will fluctuate so that the Fund's shares, when
the U.S. economy expanding more slowly,      redeemed, may be worth more or less than their original cost. Source: Towers
companies will be sorely tested to keep      Data Systems HYPO/REGISTERED TRADEMARK/.
earnings advancing.                              The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the
Q. AND WHAT DO YOU THINK ABOUT THE MIDCAP    stock market in general. Results shown assume the reinvestment of dividends. The
MARKET SECTOR WHERE THE FUND INVESTS?        Standard & Poor's 400 Mid-Cap Index (S&P 400) is an unmanaged index comprising
A. Here are three reasons for our            common stocks of approximately 400 mid-capitalization companies. The unmanaged
optimism about mid-cap stocks:               Lipper Capital Appreciation Fund Index represents an average of the performance
   . For the quarter ended September 30,     of the 30 largest capital appreciation mutual funds. Data for the S&P 500 and
1998, reported earnings growth for           the Lipper Index are for the period 4/30/93-12/31/98.
                                                 An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

28                                AIM V.I. CAPITAL APPRECIATION FUND

                                                                  APPENDIX IV

           AIM V.I. INTERNATIONAL EQUITY FUND DISCUSSION AND ANALYSIS

Reproduced below is a discussion of the performance of AIM V.I. International Equity Fund for the fiscal year ended December 31, 1998, that was prepared by its officers and A I M Advisors, Inc. and included in its Annual Report dated December 31, 1998.

The Managers' Overview

EUROPE SHELTERS FUND
FROM GLOBAL STORMS

A roundtable discussion with the Fund management team for AIM V.I. International
Equity Fund for the fiscal year ended December 31, 1998.
------------------------------------------------------------------------------------------------------------------------------------
Q. GLOBAL MARKET VOLATILITY DOMINATED               ---------------------------------     than in the United States, and investors
FINANCIAL NEWS IN 1998. HOW DID THE FUND                                                  could get that growth at a cheaper price.
PERFORM?                                                    Strong performance              Europe's market environment has been
A. Despite the difficult environment,                                                     helped by the strict monetary and
including a major correction in world                 from European stocks provided       budgetary policies required of countries
equity markets during August, the Fund                                                    joining the European Economic and Monetary
achieved excellent results. Strong                         the biggest boost to           Union (EMU). Investors have benefited from
performance from European stocks provided                                                 a decrease in interest rates, lower
the biggest boost to the Fund's                           the Fund's performance          inflation, and an increase in
performance. For the fiscal year ended                                                    privatization. Furthermore, the
December 31, 1998, total return was                 ---------------------------------     introduction of a single currency (the
15.49%, besting the Lipper International                                                  euro), has prodded European companies
Fund Index, which posted a gain of 12.66%.   riskiness of all emerging markets. Such      toward more competitive practices, and the
The overall index for international          negative sentiment led to massive outflows   results are starting to appear on the
markets--the EAFE--achieved a total return   of capital in Latin America. With the        bottom line.
of 20.00% for the reporting period.          additional stress of falling commodity
                                             prices, Latin American markets ended 1998    Q. HOW HAVE YOU MANAGED THE PORTFOLIO IN
Q. WHY WAS MARKET TURMOIL SO PERVASIVE?      with some of the world's worst performance   THIS ENVIRONMENT?
A. The trouble began in Asia, where          results.                                     A. We've maintained our focus on earnings
devalued currencies plus billions in bad                                                  growth and on diversification. The
loans limited the region's ability to        Q. IS THERE ANY INDICATION THAT THE ASIAN    portfolio was invested in 142 holdings,
purchase goods and raw materials from the    CRISIS IS ABATING?                           representing companies found in 25
world's sellers. In addition, cash-          A. Toward the end of the reporting period,   different countries.
strapped Asian companies flooded global      Asian markets took an upturn. Interest         By the end of the reporting period, we
commodities markets with their               rates were falling and some currencies       were still finding great opportunities in
inventories. The combination of oversupply   were stabilizing. Reform efforts in South    Europe, with France and the United Kingdom
and weakened demand caused prices to         Korea and Thailand have been particularly    bringing in some of the strongest results.
plummet, contributing to worldwide           impressive.                                  A favorite was French company Cap Gemini,
deflation.                                     However, the first hints of stabiliza-     one of Europe's biggest information-
  Meanwhile, investors worried over news     tion do not necessarily indicate certain     systems companies.
of Russia's overwhelming government debt     recovery. As 1998 came to a close,             We had limited exposure to Japan, where
and the speculative borrowing practiced by   economic conditions and corporate earnings   many companies' earnings are not yet
its private banks. In August, Russia         were still quite weak throughout the         meeting our expectations. We've also
attempted to stabilize the banking system    region. Inadequate bank reform efforts in    drastically reduced our holdings in non-
by floating the ruble and suspending         Japan continued to send warning signs to     Japan Asia, focusing on the few companies
repayment of much of its foreign debt.       investors.                                   that have produced consistent earnings
These events spurred a global flight to                                                   growth despite the difficult operating
quality, resulting in a broad-based sell-    Q. WHY HAVE EUROPE'S MARKETS STAYED STRONG?  environment. As of the end of December, we
off.                                         A. Europe did suffer during the summer's     had no holdings in Malaysia, where capital
                                             global downturn, but the markets almost      controls have been in effect since the
Q. HOW DID LATIN AMERICAN MARKETS FARE?      completely recovered during the fourth       fall of 1998.
A. After watching currency devaluations      quarter. For most of 1998, corporate           In Latin America, our emphasis was on
and debt defaults in Asia and Russia,        earnings growth in Europe was stronger       defensive names with limited dollar debt,
investors began to re-evaluate the                                                        solid cash flows, and reliable management.

120                                           AIM V.I. INTERNATIONAL EQUITY FUND

GROWTH OF A $10,000 INVESTMENT                             AVERAGE ANNUAL TOTAL RETURN    PORTFOLIO COMPOSITION

From 5/2/93--12/31/98                                      As of 12/31/98                 As of 12/31/98, based on total net assets

             AIM V.I.                       Lipper         Inception (5/2/93)   13.36%    TOP 10 EQUITY HOLDINGS
           International                 International
            Equity Fund       EAFE        Fund Index       1 Year               15.49      1. Pinault-Printemps-Redoute
                         (In thousands)                                                         S.A. (France)               1.42%
5/2/93       10,000          10,000          10,000                                        2. Verenigde Nederlandse
6/93          9,880          10,057          10,030                                             Uitgeversbedrijven
12/93        11,890          10,831          12,188                                             Verenigd Bezit
6/94         11,620          11,797          12,163                                             (Netherlands)               1.41
12/94        11,698          11,704          12,098                                        3. Cap Gemini Sogeti S.A.
6/95         12,670          12,027          12,398                                             (France)                    1.39
12/95        13,714          13,056          13,311                                        4. Karstadt A.G. (Germany)       1.35
6/96         15,501          13,665          14,465                                        5. Nokia Oyj A.B.-Class A
12/96        16,464          13,886          15,231                                             (Finland)                   1.33
6/97         18,387          15,464          17,355                                        6. Allied Irish Banks PLC
12/97        17,606          14,172          16,335                                             (United Kingdom)            1.31
6/98         20,916          16,451          18,198                                        7. Vodafone Group PLC
12/98        20,333          17,053          18,403                                             (United Kingdom)            1.25
Past performance cannot guarantee comparable future results.                               8. Banque Nationale de Paris
                                                                                               (France)                    1.23
Market volatility can significantly affect short-term performance. Results                9. Rentokil Initial PLC
of an investment made today may differ substantially from the historical                       (United Kingdom)            1.17
performance shown.                                                                       10. Kingfisher PLC (United
                                                                                               Kingdom)                    1.17
The performance figures shown represent the AIM V.I. International Equity
Fund. They are not intended to reflect actual annuity values, and they do                TOP 10 INDUSTRIES
not reflect charges at the separate account level which, if applied, would
lower the performance results. The Fund's performance figures are                         1. Banks (Major Regional)       10.31%
historical and reflect reinvestment of all distributions and changes in the               2. Telephone                     6.92
net asset value. The Fund's investment return and principal value will                    3. Retail (Food Chains)          5.17
fluctuate so that Fund shares, when redeemed, may be worth more or less                   4. Services (Commercial &
than their original cost. Source: Towers Data Systems Hypo--Registered Trademark--.            Consumer)                   5.39
  The EAFE--Registered Trademark-- (Europe, Australasia, and the Far East)                5. Manufacturing (Diversified)   4.66
Index is a group of unmanaged foreign securities tracked by Morgan Stanley                6. Foods                         4.40
Capital International. The unmanaged Lipper International Fund Index                      7. Computers (Software &
represents an average of the performance of the 30 largest international                       Services)                   3.72
mutual funds. Lipper Inc. is an independent mutual funds performance                      8. Insurance (Multi-line)        3.57
monitor. Data for the indexes are for the period 4/30/93-12/31/98.                        9. Telecommunications
  An investment cannot be made in any index listed. Index results include                      (Cellular/Wireless)         3.43
reinvested dividends.                                                                    10. Electric Companies            2.99
  International investing presents certain risks not associated with
investing solely in the United States. These include risks relating to                   TOP 10 COUNTRIES
fluctuations in the value of the U.S. dollar relative to the values of
other currencies, the custody arrangements made for the Fund's foreign                    1. United Kingdom                18.00%
holdings, differences in accounting, political risks, and the lesser degree                2. France                       16.11
of public information required to be provided by non-U.S. companies.                       3. Japan                         7.68
                                                                                           4. Netherlands                   6.94
Q. WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?   and investor confidence--may begin to         5. Italy                         6.24
A. Following the introduction of the euro    return some time late in the year. When       6. Canada                        5.55
in January, Europe may experience a          and if that happens, of course, depends on    7. Germany                       5.13
certain degree of uncertainty during the     external demand and on the strength of        8. Switzerland                   4.35
first quarter of 1999. There is some         U.S., European and Japanese economies.        9. Belgium                       3.25
question about how strong the euro should    Japan may be the next great market           10. Spain                         2.96
be relative to the U.S. dollar, and there    recovery story, but we are still in a wait-
may be some volatility in currency markets   and-see mode.                                Please keep in mind that the Fund's
as a result. But we expect most of the         Latin America may remain quite volatile.   portfolio composition is subject to change
wrinkles to be ironed out fairly quickly.    We will continue to take a defensive         and there is no assurance the Fund will
  Many analysts think Asia will finally      position until the economic environment      continue to hold any particular security.
hit bottom in 1999, indicating that growth-- improves significantly.

                      AIM V.I. INTERNATIONAL EQUITY FUND
                                                                             121

                                                                      APPENDIX V

            AIM V.I. DIVERSIFIED INCOME FUND DISCUSSION AND ANALYSIS

Reproduced below is a discussion of the performance of AIM V.I. Diversified Income Fund for the fiscal year ended December 31, 1998, that was prepared by its officers and A I M Advisors, Inc. and included in its Annual Report dated December 31, 1998.


The Managers' Overview

FUND CONTENDS WITH EXTREMELY
NARROW BOND MARKET

A roundtable discussion with the Fund management team for AIM V.I. Diversified
Income Fund for the fiscal year ended December 31, 1998.
------------------------------------------------------------------------------------------------------------------------------------

Q. THE BOND MARKET WAS VERY NARROW FOR       Q. HOW DID U.S. DOMESTIC INVESTMENT-GRADE              -----------------------
MUCH OF THE YEAR. HOW DID AIM V.I.           BONDS FARE?
DIVERSIFIED INCOME FUND PERFORM?             A. In the U.S., Treasury securities rose            . . . we remain confident that
A. An extremely narrow market environment,   in price, sending their yields to historic
favoring the highest-rated government        lows. For example, the yield of the              our diversified approach to investing
bonds--particularly U.S. Treasury            benchmark 30-year Treasury bond fell from
securities--detracted from the Fund's        5.92% at the beginning of the year to            will enhance returns and reduce risks
performance. For the year ended              4.71% on October 5--its lowest level since
December 31, 1998, total return was 3.58%.   this issue came into existence in 1977--                   over the long term.
                                             before ending 1998 at 5.09%.
Q. WHY WAS THE BOND MARKET SO NARROW?           While the Treasury market rallied,                  -----------------------
A. An assortment of global crises created    other investment-grade bonds appreciated
an aversion to risk among investors.         less dramatically in value. Investment       Treasuries and investment-grade corporate
These crises included severe economic        grade corporate bonds, for example,          bonds began to contract, but remained
problems in Asia, Russia and Latin           underperformed Treasuries because of         relatively wide at the end of the year.
America as well as political controversy     declining company profits and an
in the United States. In this unsettled      overabundance of supply. That caused the     Q. WHAT ABOUT HIGH-YIELD BONDS?
market environment, investors flocked        yield differentials between Treasuries       A. High-yield bonds were among the asset
to U.S. Treasury securities and foreign      and investment-grade corporate bonds to      classes most adversely affected by the
government issues because of their           widen substantially.                         flight to quality. The performance of
relative safety and liquidity. Such a           However, the Federal Reserve Board        this sector had been solid early in the
phenomenon is known as a "flight to          (the Fed), in an effort to infuse            year when economic growth was robust and
quality."                                    liquidity back into the broader financial    corporate profits were strong.
                                              market, cut interest rates three times      However, it deteriorated significantly
Q.DID YOU CHANGE YOUR INVESTMENT STRATEGY,   in the fall. Yield spreads between           after April in the
GIVEN THE UNUSUAL MARKET ENVIRONMENT?
A. No, we adhered to our disciplined         PORTFOLIO COMPOSITION
strategy of investing in three major bond
classes: domestic investment-grade bonds,    As of 12/31/98, based on total net assets
high-yield securities and global bonds.
We believe the unusual narrowness that       TOP FIVE BOND HOLDINGS
pervaded the global bond market during                                      COUPON  MATURITY    %
much of the reporting period will            1. LKB Global                   6.00%   01/2026  2.09%  Pie chart
eventually give way to more normal           2. ConAgra Inc.                 7.125   10/2026  1.44
conditions. Moreover, we remain confident    3. Coca-Cola Enterprises, Inc.  7.24    06/2020  1.33   Foreign bonds          33.61%
that our diversified approach to             4. International Bank for                               Investment-grade
investing will enhance returns and reduce       Reconstruction & Development 7.25    05/2003  1.26     bonds                33.30%
risk over the long term.                     5. Mercantile Bancorp, Inc.     7.30    06/2007  1.14   High-yield bonds       26.78%
   At the end of the reporting period,                                                               Other                   6.31%
the Fund's total net assets were divided
as follows: domestic investment grade
bonds, 33.30%, high-yield bonds, 26.78%;     Please keep in mind that the Fund's portfolio composition is subject to change and
global bonds, 33.61%; and other assets,      there is no assurance the Fund will continue to hold any particular security.
6.31%.

                        AIM V.I. DIVERSIFIED INCOME FUND                      53




wake of declining corporate profit           RESULTS OF A $10,000 INVESTMENT
growth and rising default rates. The
performance of high-yield bonds perked up    From 5/5/93-12/31/98
following the Fed's rate cuts, but it was
still lackluster for the year. We believe       AIM V.I. Diversified     Lehman Brothers       AVERAGE ANNUAL TOTAL RETURNS
the drop in high-yield bond prices could            Income Fund       Aggregate Bond Index     As of 12/31/98
create some attractive buying                                 (in thousands)
opportunities in this sector.                5/5/93        $10,000       $10,000               Inception (5/5/93)     7.38%
                                              12/93         10,605        10,466
Q. WHAT WERE SOME OF THE MAJOR THEMES         12/94         10,068        10,160                5 Years                7.12
IN THE GLOBAL BOND MARKET?                    12/95         11,982        12,037
A. Europe and other developed markets         12/96         13,204        12,474                1 Year                 3.58%
were relative safe havens from the            12/97         14,444        13,679
economic turmoil that swept across other      12/98         14,961        14,867
parts of the world during the year. In
most developed countries, higher-rated       Past performance cannot guarantee comparable future results.
bonds were the beneficiaries of a low-
inflation, low-interest-rate environment     Market volatility can significantly affect short-term performance. Results of
and the efforts of foreign governments to    an investment made today may differ substantially from the historical
balance their budgets and reduce deficits.   performance shown.
Bond markets we liked included the United
Kingdom, Canada, Germany and New Zealand.    The performance figures shown represent the AIM V.I. Diversified Income Fund
  For much of 1998, the U.S. dollar was      and are not intended to reflect actual annuity values, and do not reflect
strong relative to most other major          charges at the separate account level which, if applied, would lower the
currencies, although it did weaken toward    performance results. The Fund's performance figures are historical and
the end of the fiscal year. The general      reflect reinvestment of all distributions and changes in net asset value. The
strength of the dollar diminished returns    Fund's investment return and principal value will fluctuate so that Fund
for U.S. investors. We mitigated the         shares, when redeemed, may be worth more or less than their original cost.
effect of a strong dollar by selectively     Source: Towers Data Systems HYPO(REGISTERED TRADEMARK).
hedging some of the Fund's currency              The Lehman Aggregate Bond Index is an unmanaged index generally
exposure.                                    considered representative of treasury, agency, corporate, and mortgage-backed
  Russia's default in August had a           debt securities. Index performance is from 4/30/93 through 12/31/98. Source:
disastrous impact on emerging market debt,   Lehman Brothers.
which was already languishing as a result        An investment cannot be made in any index listed. Index results
of the economic malaise in Asia. However,    include reinvested dividends.
the poor performance of emerging-market          Higher-yielding, lower-rated corporate bonds, commonly known as "junk
debt was of little consequence to the Fund   bonds," have a greater risk of price fluctuation and loss of principal and
since it invests primarily in developed      income than U.S. Treasury securities, which offer a government guarantee as
markets and had no exposure to Russia.       to the repayment of principal and interest if held to maturity. Purchasers should carefully assess the risks associated with an investment in this Fund.
Q. HOW WAS THE FUND STRUCTURED AT THE END        International investing presents certain risks not associated with
OF THE REPORTING PERIOD?                     investing solely in the United States. These include risks relating to
A. The Fund had 180 holdings as of           fluctuations in the value of the U.S. dollar relative to the values of other
December 31, 1998. The weighted average      currencies, the custody arrangements made for the Fund's foreign holdings,
maturity of the portfolio was 11.30 years    differences in accounting, political risks, and the lesser degree of public
and its duration was 6.60 years.             information required to be provided by non-U.S. companies.

Q. WHAT IS YOUR OUTLOOK?                     to promote liquidity in the market.           Regardless of market trends, we plan to
A. At the close of the fiscal year, the      Moreover, other leading economic powers     stick to our strategy of investing in
environment appeared favorable for bonds     along with the United States were           domestic investment-grade, high-yield and
in the United States, Europe and other       pursuing policies aimed at creating a       global bonds in an effort to reduce risk
developed countries. Perhaps most            favorable global investment climate. In     and enhance potential return.
important, inflation and interest rates      late October, the Group of Seven
were low. Economic growth was still          nations--the United States, the United
healthy, although it was expected to         Kingdom, Canada, Germany, Italy, France
moderate in the months ahead.                and Japan--approved a plan designed to
  While the concerns that precipitated       prop up financial markets in developing
the flight to Treasuries were still          nations. That plan allows the International
lurking in the background, the Fed           Monetary Fund to provide loans to
appeared ready to make additional            financially troubled countries before
interest rate cuts, if deemed necessary,     foreign investors pull out.

54                                              AIM V.I. DIVERSIFIED INCOME FUND

                                                                    APPENDIX VI

          AIM V.I. GOVERNMENT SECURITIES FUND DISCUSSION AND ANALYSIS

Reproduced below is a discussion of the performance of AIM V.I. Government Securities Fund for the fiscal year ended December 31, 1998, that was prepared by its officers and A I M Advisors, Inc. and included in its Annual Report dated December 31, 1998.


The Managers' Overview

FUND PROVIDES STABILITY IN
TURBULENT MARKET ENVIRONMENT

A roundtable discussion with the Fund management team for AIM V.I. Government
Securities Fund for the fiscal year ended December 31, 1998.
------------------------------------------------------------------------------------------------------------------------------------
Q. IT WAS A VOLATILE TIME FOR EQUITY AND     PORTFOLIO COMPOSITION                        we spread the Fund's assets among U.S.
FIXED-INCOME MARKETS ALIKE. HOW DID THE                                                   government bonds that have a variety of
FUND PERFORM DURING THE TWELVE MONTHS        As of 12/31/98, based on total investments   maturities and coupon rates. However, it
ENDED DECEMBER 31, 1998?                                                                  is not unusual to re-allocate some of our
A. Despite an environment rife with          Pie Chart                                    assets into securities that may respond
turmoil and volatility, AIM V.I.                                                          favorably to the existing market
Government Securities Fund stayed in line    Mortgage-Backed Obligations      68.46%      conditions.
with its primary objective of providing a    U.S. Treasury Obligations        15.78%          As a general rule, the shorter the
steady flow of income while preserving       U.S. Agency Obligations          10.54%      time period before a securities' maturity
capital. For the fiscal year ended           Cash Equivalent                   5.22%      the less volatile its price and yield.
December 31, 1998, the Fund's total                                                       Thus, in times of uncertainty in the bond
return was 7.73%.                            Please keep in mind that the Fund's          market, the Fund may allocate more assets
                                             portfolio composition is subject to change   toward shorter-term securities, like five
Q. WHAT WERE THE MAJOR FACTORS INFLUENCING   and there is no assurance the Fund will      year notes, to help temper the volatility
THE INVESTING ENVIRONMENT DURING 1998?       continue to hold any particular security.    of the Fund's portfolio and protect
A. In general, the reporting period was a                                                 capital.
tumultuous one as the Asian economic                                                          At the same time, mortgage-backed
crisis that began in the latter half of      beneficiaries of this volatile investment    securities and bonds with longer
1997 spent 1998 intermittently wreaking      environment were the government bonds in     maturities, like 10-year U.S. Treasury
havoc in both equity and fixed income        the United States and the industrialized     notes, are more susceptible to price
markets. Certainly this was most evident     nations in Europe. As these securities are   fluctuations in a volatile market. While
in August and September when a combination   backed by the full faith and credit of       this creates a relatively greater risk, it
of factors stemming from Asia resulted in    their governments, they were viewed as a     also offers greater opportunity for income
a fear-driven global flight from all forms   safe haven throughout this time of unrest.   and growth of capital. In times of market
of investment risk.                              Markets eventually rebounded after a     stability, the Fund may allocate a greater
    In a matter of weeks aspirations for     series of interest rate cuts by the          amount of its assets to these types of
total returns were replaced with those of    Federal Reserve Board (the Fed.) However,    securities to take advantage of yield and
preservation of capital. Investors           the effects of the market sell-off left      total return opportunities.
abandoned riskier securities causing         many investors wary. As investors had            Overall, our primary goal is to
equity and nongovernment bond markets        watched the value of riskier securities      provide a product for the investor that
around the world to tumble. The chief        plummet, many saw fit to diversify their     will maintain a low level of volatility
                                             assets by adding a relatively more stable    while producing competitive returns.
            ---------------                  asset in their portfolio, such as AIM V.I.   Through diversification, the Fund strives
                                             Government Securities Fund, to dampen        to combine the average price volatility of
     Our primary goal is to provide          market volatility.                           a five-year Treasury note with the
                                                                                          distribution yield of a thirty-year
  a product for the investor that will       Q. HOW DOES THE FUND'S STRATEGY COMPENSATE   Treasury bond.
                                             FOR TIMES OF MARKET UNCERTAINTY?
 maintain a low level of volatility while    A. Diversification is a key element in       Q.HOW WAS THIS INVESTMENT STRATEGY
                                             weathering market volatility. As a result    UTILIZED DURING THE VOLATILTY IN AUGUST
      producing competitive returns.                                                      AND SEPTEMBER?
                                                                                          A. As market volatility typically results
             ---------------                                                              in a demand for the relatively safer
                                                                                          securities like U.S. Treasuries, we
                                                                                          reduced our exposure to mortgage-backed
                                                                                          securities while reallocating a portion of
                                                                                          our assets

78                     AIM V.I. GOVERNMENT SECURITIES FUND

in Treasuries. This proved beneficial for    Q. WHAT IS YOUR OUTLOOK FOR THE NEAR-TERM?   As in 1998, the devaluation of a currency
the Fund as the third quarter witnessed a    A. While it appeared at the mid-point of     or a similar economic crisis could result
surging demand for Treasuries.               this year that the robust economic growth    in investors rushing back into the U.S.
                                             might result in an increase in the Federal   Treasury market and additional rate cuts.
Q. HOW DID FALLING INTEREST RATES AFFECT     Funds rate, it soon became apparent that         On the domestic front, most analysts
THE FUND'S HOLDINGS IN MORTGAGE BACKED       Asia's economic struggles and their          expect a slowdown in U.S. economic growth
SECURITIES?                                  effects on the global marketplace would      and a continuation of relatively low
A. Historically, the Fund maintains a        not allow for such action. Instead, the      inflation. Historically, these conditions
substantial weighting in mortgage-backed     Fed cut short-term rates by 0.75% in the     have proven beneficial for bond investors
securities as they can provide a yield       final months of 1998 to enhance worldwide    Regardless of what the coming year may
that is generally higher than intermediate-  liquidity. In addition, the Fed has made     bring, AIM V.I. Government Securities Fund
term Treasury securities. Despite the fact   it clear that it will not hesitate to        will strive to tailor the portfolio to
that the Fed cut rates three times during    lower rates again if need dictates.          market conditions as they change
the Fall--causing longer-term interest       Uncertainty still remains regarding Japan    throughout the coming year. In doing so,
rates to fall in tandem--the Fund did not    and the emerging markets of Asia and Latin   the Fund will endeavor to provide the same
suffer any serious setbacks. This can be     America, specifically in China and Brazil.   stability and level of income it has in
largely attributed to the research                                                        the past.
intensive approach we take in selecting
these securities. Using thorough research,   GROWTH OF A $10,000 INVESTMENT
the Fund targets mortgages which are less
likely to be refinanced. While mortgage      From 5/5/93-12/31/98
refinancings did increase on the whole
during the fall, we found that our careful                                     Lehman Brothers
selection process sufficiently reduced the              AIM V.I. Government     Intermediate
impact of refinancings on the Fund.                       Securities Fund   Government Bond Index
                                                                   (In thousands)
Q. HOW WAS THE FUND POSITIONED AT THE END    5/5/93          $10,000               $10,000
OF THE REPORTING PERIOD?                     12/93            10,355                10,346          AVERAGE ANNUAL TOTAL RETURN
A. The third-quarter flight from risk        6/94              9,922                10,098
caused prices of mortgage-backed             12/94             9,969                10,165          As of 12/31/98
securities to decline. As prices declined,   6/95             10,935                11,083
yields on these securities rose              12/95            11,520                11,632          Inception (5/5/93)    5.76%
considerably in relation to Treasury         6/96             11,316                11,630          5 Years               5.80
yields. With low prices and attractive       12/96            11,784                12,104          1 Year                7.73
yields, the mortgage-backed markets were     6/97             12,094                12,438
awash with bargains. As it became clear      12/97            12,745                13,039
that investor confidence was returning and   6/98             13,211                13,479
that the Treasury rally was in its final     12/98            13,730                14,143
stages, management was able to reduce its
weighting in the lower-yielding Treasury
securities and add value to the portfolio    Market volatility can significantly affect short-term performance. Results of an with underpriced, higher-yielding mortgage-  investment made today may differ substantially from the historical performance
backed securities.                           shown.
    Typically, we like an asset allocation
of approximately 60% Mortgages, 25% U.S.     The performance figures shown represent the AIM V.I. Government Securities Fund
Treasury securities, 10% U.S. Agency         and are not intended to reflect actual annuity values, and do not reflect
obligations, and 5% cash and cash            charges at the separate account level which, if applied, would lower the
equivalents. As you can see from the         performance results. The Fund's performance figures are historical and reflect
accompanying pie chart, we have returned     reinvestment of all distributions and changes in the net asset value. The Funds'
the portfolio close to the levels that the   investment return and principal value will fluctuate so that Fund shares, when
Fund prefers.                                redeemed, may be worth more ore less than their original cost. Source: Tower
                                             Data Systems HYPO/Registered Trademark/.
                                                 The Lehman Brothers Intermediate Government Bond Index is an unmanaged composite generally considered representative of intermediate U.S. Treasury and
                                             U.S. government agency securities. Results shown here are for the period 4/30/93 through 12/31/98. Source: Lipper Analytical Services, Inc. Index results are for the period 4/30/93-12/31/98.
                                                 An Investment cannot be made in the indexes listed. Index results include reinvested dividends.

              AIM V.I. GOVERNMENT SECURITIES FUND                             79

                                                                    APPENDIX VII

               AIM V.I. MONEY MARKET FUND DISCUSSION AND ANALYSIS

Reproduced below is a discussion of the performance of AIM V.I. Money Market Fund for the fiscal year ended December 31, 1998, that was prepared by its officers and A I M Advisors, Inc. and included in its Annual Report dated December 31, 1998.

The Managers' Overview

FUND PRODUCES COMPETITIVE YIELDS
IN 1998'S VOLATILE MARKETS

A roundtable discussion with the Fund management team for AIM V.I. Money Market Fund for the fiscal year ended December 31, 1998.
------------------------------------------------------------------------------------------------------------------------------------

Q.  HOW DID THE AIM V.I. MONEY               rate by 0.25% on September 29. Few people
MARKET FUND PERFORM DURING THE               were assuaged by the action. Two weeks              -----------------
FISCAL YEAR?                                 later, in an unusual inter-meeting move,
A.  In a year of record market volatility    the Fed lowered the federal funds rate and       . . . the Fed appears to
and uncertainty among investors, the         the discount rate by 0.25%, and a fierce
Fund's management team maintained a          market rally ensued. Both rates were low-    have adopted a "wait and see" attitude
weighted average maturity (WAM) in the       ered by 0.25% again in November. The
14- to 23-day range. As of December 31,      yield on the one-year U.S. Treasury bill,           because inflation sits
1998, the WAM stood at 21 days and the       which was as high as 5.32% in early July,
seven-day yield for the Fund was 4.56%.      dropped to 4.37% in early December. By         at its lowest point in more than
                                             the close of the fiscal year, markets were
Q.  WHY WAS THERE SO MUCH VOLA-              enjoying relative equilibrium. At their                 a decade . . .
TILITY IN 1998?                              final policy meeting of the year, the Fed
A.  Throughout the first half of the year,   opted to leave interest rates alone for the         -----------------
markets were influenced by anticipation      time being.
that the Federal Reserve Board (the Fed)                                                  Q.  HOW WILL THE FUND RESPOND TO
would raise interest rates in light of the   Q.  WHAT IS THE MARKET OUTLOOK               THIS ENVIRONMENT?
continued feverish growth of the U.S.        FOR 1999?                                    A.  The Fund's short weighted average
economy. In late July testimony before       A.  At the close of the fiscal year, the     maturity makes it capable of responding
Congress, Fed Chairman Alan Greenspan        consumer price index was on track to record  quickly to any change in rates. It can
intimated that the potential threat of       its smallest annual increase since 1986,     take advantage of any reversal in
inflation could lead the Fed to raise        when the index rose just 1.1%. The U.S.      interest rates to provide competitive
interest rates.                              economy exceeded many forecasts and          yield while maintaining a conservative
  Market sentiment shifted over the sum-     grew by 3.3% during the third quarter.       position with respect to interest-rate
mer amid myriad financial troubles in        And while the Fed appears to have adopt-     risk.
Japan, Asia and Latin America; Russia's      ed a "wait and see" attitude because infla-
effective default on its government debt;    tion sits at its lowest point in more than   The Consumer Price Index is
and the widely noted collapse of several     a decade, some analysts expect more rate     a measure of change in consumer
hedge funds. In the fall, when the threat    cuts in the coming year as the U.S. econo-   prices as determined by the U.S.
of a global credit crunch loomed, the Fed    my continues to slow and world markets       Bureau of Labor Statistics.
finally lowered interest rates to pump liq-  continue to recover.
uidity and confidence into the markets and     After offering some disappointments        An investment in the Fund
demonstrated that it would intervene to      as the year came to a close, corporate       is not a deposit of a bank
forestall a recession in the United States.  profits in the United States are expected    and is not insured or
                                             to be mixed and unemployment on the rise     guaranteed by the Federal
Q.  WHAT HAPPENED TO INTEREST RATES?         in 1999. Since experiencing the markets'     Deposit Insurance Corporation
A.  In an attempt to calm the nerves of      roller coaster ride in 1998, many analysts   or any other government agency.
investors who were shifting their money      also believe that high volatility may be     There can be no assurance that
from equity markets to any security con-     here to stay, as companies prepare to        the Fund will be able to maintain
sidered liquid--a worldwide flight to        compete in this new, uncertain               a stable net asset value
quality--the Fed cut the federal funds       environment.                                 of $1.00 per share.

                        AIM V.I. MONEY MARKET FUND                           131

                      GT GLOBAL VARIABLE INVESTMENT SERIES
                       GT GLOBAL VARIABLE INVESTMENT TRUST
                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 454-0327


                       AIM VARIABLE INSURANCE FUNDS, INC.
                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 454-0327


                       STATEMENT OF ADDITIONAL INFORMATION
          (1999 Special Meeting of Shareholders of the Acquired Funds)

This Statement of Additional Information ("SAI") is not a prospectus, but you should read it in conjunction with the Combined Proxy Statement and Prospectus dated July 25, 1999 of GT Global Variable Investment Series ("GT Series"), GT Global Variable Investment Trust ("GT Trust") and AIM Variable Insurance Funds, Inc. ("AVIF"), for use in connection with the Special Meeting of Shareholders of the following investment portfolios of GT Series and of GT Trust (the "Acquired Funds") to be held on August 25, 1999:

               GT Global Variable Growth & Income Fund
               GT Global Variable America Fund
               GT Global Variable International Fund
               GT Global Variable Europe Fund
               GT Global Variable Natural Resources Fund
               GT Global Variable Infrastructure Fund
               GT Global Variable New Pacific Fund
               GT Global Variable Latin America Fund
               GT Global Variable Emerging Markets Fund
               GT Global Variable Telecommunications Fund
               GT Global Variable Strategic Income Fund
               GT Global Variable Global Government Income Fund
               GT Global Variable U.S. Government Income Fund
               GT Global Money Market Fund

For a free copy of the Combined Proxy Statement and Prospectus, please write GT Series and GT Trust at the address shown above or call 1-800-347-4246. Unless otherwise indicated, capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

This Statement of Additional Information consists of this cover page, Pro Forma Financial Statements of the Acquiring Funds giving effect to the Reorganizations, and the following described documents, each of which is attached hereto and incorporated herein by reference:

     1.   Statement of Additional Information for AVIF dated May 3, 1999;

     2. Annual Report of GT Global Variable Investment Series for period ended December 31, 1998; and

     3. Annual Report of GT Global Variable Investment Trust for period ended December 31, 1998.


The date of this Statement of Additional Information is July 25, 1999.

                       AIM VARIABLE INSURANCE FUNDS, INC.

                        AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                     AIM V.I. GLOBAL GROWTH AND INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                      AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                        AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                        AIM V.I. TELECOMMUNICATIONS FUND
                              AIM V.I. VALUE FUND

                         Supplement dated July 1, 1999
                     to Statement of Additional Information
                               dated May 3, 1999

The first paragraph under the "CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES - FOREIGN SECURITIES" section on page 19 of the Statement of Additional Information should be deleted in its entirety and replaced with the following:

           "To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. It is not anticipated that such foreign securities will constitute more than: (i) 20% of the value of the total assets of the Balanced Fund, the Capital Appreciation Fund, the Government Fund, the Growth Fund and the Growth and Income Fund; (ii) 25% of the value of the total assets of the Aggressive Growth Fund, the Capital Development Fund, the High Yield Fund and the Value Fund; (iii) 50% of the value of the total assets of the Diversified Income Fund and the Money Market Fund (however, the Money Market Fund may only invest in foreign securities denominated in U.S. dollars); (iv) 90% of the value of the total assets of the Global Growth and Income Fund; (v) 80% of the value of the total assets of the Global Utilities Fund; and (vi) 75% of the value of the total assets of the Telecommunications Fund. The International Fund will invest at least 70% of its total assets in foreign securities."

                                  STATEMENT OF
                             ADDITIONAL INFORMATION





       A I M   V A R I A B L E   I N S U R A N C E   F U N D S,   I N C.

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919




  AIM V.I. AGGRESSIVE GROWTH FUND             AIM V.I. BALANCED FUND
AIM V.I. CAPITAL APPRECIATION FUND       AIM V.I. CAPITAL DEVELOPMENT FUND
 AIM V.I. DIVERSIFIED INCOME FUND     AIM V.I. GLOBAL GROWTH AND INCOME FUND
  AIM V.I. GLOBAL UTILITIES FUND        AIM V.I. GOVERNMENT SECURITIES FUND
  AIM V.I. GROWTH AND INCOME FUND              AIM V.I. GROWTH FUND
     AIM V.I. HIGH YIELD FUND           AIM V.I. INTERNATIONAL EQUITY FUND
    AIM V.I. MONEY MARKET FUND           AIM V.I. TELECOMMUNICATIONS FUND
                              AIM V.I. VALUE FUND





         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
          IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, WHICH
             MAY BE OBTAINED FROM AUTHORIZED DEALERS OR BY WRITING
                   A I M DISTRIBUTORS, INC., P. O. BOX 4739,
                             HOUSTON, TX 77210-4739
                OR BY CALLING (713) 626-1919 (HOUSTON RESIDENTS)
                        OR (800) 347-1919 (ALL OTHERS).



                             --------------------






             STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 1999
                   RELATING TO PROSPECTUS DATED: MAY 3, 1999

                               TABLE OF CONTENTS

                                                                                                               PAGE

INTRODUCTION......................................................................................................1

GENERAL INFORMATION ABOUT THE FUNDS...............................................................................1
         The Company and Its Shares...............................................................................1

PERFORMANCE.......................................................................................................2
         Total Return Calculations................................................................................2
         Historical Portfolio Results.............................................................................2
         Yield Information........................................................................................3

PORTFOLIO TRANSACTIONS AND BROKERAGE..............................................................................4
         General Brokerage Policy.................................................................................4
         Section 28(e) Standards..................................................................................6
         Portfolio Turnover.......................................................................................8
         Brokerage Commissions Paid...............................................................................8

INVESTMENT STRATEGIES AND RISKS...................................................................................8
         Aggressive Growth Fund...................................................................................9
         Balanced Fund............................................................................................9
         Capital Appreciation Fund...............................................................................10
         Capital Development Fund................................................................................10
         Diversified Income Fund.................................................................................10
         Global Growth and Income Fund...........................................................................10
         Global Utilities Fund...................................................................................11
         Government Securities Fund..............................................................................12
         Growth Fund.............................................................................................12
         Growth and Income Fund..................................................................................13
         High Yield Fund.........................................................................................13
         International Equity Fund...............................................................................13
         Money Market Fund.......................................................................................14
         Telecommunications Fund.................................................................................15
         Value Fund..............................................................................................16

CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES.....................................................................16
         Money Market Obligations................................................................................16
         Repurchase Agreements...................................................................................17
         U.S. Government Agency Mortgage-Backed Securities.......................................................17
         Convertible Securities..................................................................................18
         Real Estate Investments Trusts ("REITs")................................................................18
         Foreign Securities......................................................................................19
         Foreign Exchange Transactions...........................................................................20
         ADRs and EDRs...........................................................................................20
         Lending of Portfolio Securities.........................................................................20
         Reverse Repurchase Agreements...........................................................................21
         Delayed Delivery Agreements and When-Issued Securities..................................................21
         Dollar Roll Transactions................................................................................22
         Borrowing...............................................................................................23

         Illiquid Securities.....................................................................................23
         Special Situations......................................................................................23
         Warrants............................................................................................... 23
         Short Sales.............................................................................................23
         Rule 144A Securities....................................................................................24
         Asset Allocation Among Countries........................................................................24
         Utilities Industry......................................................................................24

OPTIONS, FUTURES AND CURRENCY STRATEGIES.........................................................................25
         Introduction............................................................................................25
         General Risks of Options, Futures and Currency Strategies...............................................26
         Cover...................................................................................................26
         Writing Call Options....................................................................................27
         Writing Put Options.....................................................................................27
         Purchasing Put Options..................................................................................27
         Purchasing Call Options.................................................................................28
         Index Options...........................................................................................29
         Limitations on Options..................................................................................29
         Interest Rate, Currency and Stock Index Futures Contracts...............................................29
         Options on Futures Contracts............................................................................30
         Forward Contracts.......................................................................................30
         Limitations on Use of Futures, Options on Futures and Certain Options on Currencies.....................31

HEDGING AND OTHER INVESTMENT TECHNIQUES..........................................................................31
         Options.................................................................................................31
         Futures and Forward Contracts...........................................................................34

RISK FACTORS.....................................................................................................36
         Small Capitalization Companies..........................................................................36
         Non-Investment Grade Debt Securities....................................................................36
         Foreign Securities......................................................................................37
         Non-diversified Portfolio (Global Utilities Fund Only)..................................................38

INVESTMENT RESTRICTIONS..........................................................................................38
         Fundamental Restrictions................................................................................38
         Non-fundamental Restrictions............................................................................39

MANAGEMENT.......................................................................................................40
         Directors and Officers..................................................................................40
                  Remuneration of Directors......................................................................43
                  AIM Funds Retirement Plan for Eligible Directors/Trustees......................................45
                  Deferred Compensation Agreements...............................................................45
         Investment Advisory, Sub-Advisory and Administrative Services Agreements................................46
         The Distribution Agreement..............................................................................52

DETERMINATION OF NET ASSET VALUE.................................................................................52

PURCHASE AND REDEMPTION OF SHARES................................................................................55

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................55

MISCELLANEOUS INFORMATION........................................................................................58
         Organization of the Company.............................................................................58

         Audit Reports...........................................................................................58
         Legal Matters...........................................................................................59
         Custodian and Transfer Agent............................................................................59
         Principal Holders of Securities.........................................................................59
         Other Information.......................................................................................64

APPENDIX A......................................................................................................A-1

APPENDIX B......................................................................................................B-1

APPENDIX C......................................................................................................C-1

FINANCIAL STATEMENTS.............................................................................................FS

                                  INTRODUCTION

         AIM Variable Insurance Funds, Inc. (the "Company") is a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in Prospectuses dated May 3, 1999 (referred to collectively as the "Prospectuses" and separately as a "Prospectus"), which relate to one or more of the fifteen series portfolios of the Company (referred to collectively as the "Funds" and separately as a "Fund"). One or more of the Company's fifteen Funds may not be available under a particular variable annuity contract or variable life insurance policy. Accordingly, this Statement of Additional Information may contain information that is not relevant to the investment options under such a contract or policy. Additional copies of the Prospectuses of the Funds available under a contract or policy and this Statement of Additional Information may be obtained without charge by contacting the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P. O. Box 4739, Houston, TX 77210-4739 or by calling (713) 626-1919. Investors must receive a Prospectus before they invest. To the extent that this Statement of Additional Information contains information concerning a Fund that is not available under a contract or policy, the Statement of Additional Information does not constitute the offer of the shares of that Fund.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Funds' current Prospectus and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE FUNDS

THE COMPANY AND ITS SHARES

         The Company was organized on January 22, 1993, as a Maryland corporation, and is registered with the SEC as an open-end, series, management investment company. The Company currently consists of fifteen separate Funds as follows: the AIM V.I. Aggressive Growth Fund ("Aggressive Growth Fund"), the AIM V.I. Balanced Fund ("Balanced Fund"), the AIM V.I. Capital Appreciation Fund ("Capital Appreciation Fund"), the AIM V.I. Capital Development Fund ("Capital Development Fund"), the AIM V.I. Diversified Income Fund ("Diversified Income Fund"), the AIM V.I. Global Growth and Income Fund ("Global Growth and Income Fund"), the AIM V.I. Global Utilities Fund ("Global Utilities Fund") (formerly known as the AIM V.I. Utilities Fund), the AIM V.I. Government Securities Fund ("Government Fund"), the AIM V.I. Growth Fund ("Growth Fund"), the AIM V.I. Growth and Income Fund ("Growth and Income Fund"), the AIM V.I. High Yield Fund ("High Yield Fund), the AIM V.I. International Equity Fund ("International Fund"), the AIM V.I. Telecommunications Fund ("Telecommunications Fund"), the AIM V.I. Money Market Fund ("Money Market Fund"), the AIM V.I. Value Fund ("Value Fund").

         Each share of a Fund is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to the Fund and, upon liquidation of the Fund, to participate in its proportionate share of the net assets allocable to the Fund remaining after satisfaction of outstanding liabilities of the Fund. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

         Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of directors may elect all of the members of the Board of Directors of the Company. In such event, the remaining holders cannot elect any directors of the Company.

                                  PERFORMANCE

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

HISTORICAL PORTFOLIO RESULTS

         The Funds' (except the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) average annual and cumulative total return for the fiscal year ended December 31, 1998 and average annual and cumulative total returns for the period May 5, 1993 (commencement of operations) through December 31, 1998, were as follows:

                                                                                              Since
                                                                                             Inception
                                                                                     -------------------------
                                                                  Year Ended         Average
                                                                 December 31,        Annual         Cumulative
                                                                     1998            Return           Return
                                                                     ----            ------           ------

AIM V.I. Aggressive Growth Fund**                                      N/A             N/A            (0.94)%
AIM V.I. Balanced Fund**                                               N/A             N/A            13.02%
AIM V.I. Capital Appreciation Fund                                   19.30%          18.77%           164.60%
AIM V.I. Capital Development Fund**                                    N/A             N/A            (7.51)%
AIM V.I. Diversified Income Fund                                      3.58%           7.38%           49.61%
AIM V.I. Global Utilities Fund*                                      16.49%          15.44%           95.37%
AIM V.I. Government Securities Fund                                   7.73%           5.76%           37.30%
AIM V.I. Growth Fund                                                 34.12%          20.87%           192.24%
AIM V.I. Growth and Income Fund*                                     27.68%          22.49%           157.71%
AIM V.I. High Yield Fund**                                             N/A             N/A            (7.61)%
AIM V.I. International Equity Fund                                   15.49%          13.36%           103.33%
AIM V.I. Money Market Fund                                            5.06%           4.59%           28.89%
AIM V.I. Value Fund                                                  32.41%          21.90%           206.59%

* The inception date of the AIM V.I. Global Utilities Fund and the AIM V.I. Growth and Income Fund was May 2, 1994.

** The inception date of the AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Development Fund and AIM V.I. High Yield Fund was May 1, 1998.

         The total returns quoted above do not reflect charges levied at the insurance company separate account level. For a complete description of the applicable charges, see the fee table in the prospectus for the appropriate insurance company separate account.

         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc., Morningstar, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Standard & Poor's ("S&P") 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts.

         The International Fund's performance may also be compared in advertising to performance of comparative benchmarks such as The Financial Times--Actuaries World Indices (a wide range of comprehensive measures of stock price performance for the major stock markets and regional areas), Morgan Stanley Capital International Indices, including the EAFE Index, Pacific Basin Index and Pacific Ex Japan Index (a widely recognized series of indices in international market performance), and indices of stocks comparable to those in which the Fund invests.

         Each Fund's advertising may from time to time include historical discussions of general economic conditions such as inflation rates and changes in the stock market, foreign and domestic interest rates and foreign and domestic political circumstances and events.

         In addition, each Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events.

         From time to time, A I M Advisors, Inc. ("AIM") or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, variable life insurance, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

YIELD INFORMATION

         Quotations of yield on the Money Market Fund may appear from time to time in the financial press and in advertisements.

         The Money Market Fund's yield is its investment income, less expenses, expressed as a percentage of assets on an annualized basis for an identified period, usually seven days. The yield is expressed as a simple annualized yield and as a compounded effective yield. The yield does not reflect the fees and charges imposed on the assets of the insurance company separate account.

         The standard formulas prescribed by the SEC for calculating yield and effective yield for the Money Market Fund are described below:

         The simple annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities, unrealized appreciation and depreciation, and income other than investment income) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period, and annualizing the resulting quotient (base period return) on a 365-day basis. The net change in account value reflects the value of additional shares purchased with dividends from the original shares in the account during the period, dividends declared on such additional shares during the period, and expenses accrued during the period.

         The compounded effective yield is computed by determining the unannualized base period return, adding one to the base period return, raising the sum to a power equal to 365 divided by the number of days in the period, and subtracting one from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in the Fund's portfolio and the Fund's operating expenses. Quotations of yield will be accompanied by information concerning the average weighted maturity of the Fund. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for a Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

         The simple annualized yield and compounded effective yield for the Money Market Fund for the 7 days ended December 31, 1998 were 4.61% and 4.66%, respectively.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         Subject to policies established by the Board of Directors of the Company, A I M Advisors, Inc. ("AIM") is responsible for decisions to buy and sell securities for each Fund, for the selection of broker-dealers, for the execution of the Fund's investment portfolio transactions, for the allocation of brokerage fees in connection with such transactions and, where applicable, for the negotiation of commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM generally seeks reasonably competitive commission rates, each Fund does not necessarily pay the lowest commission or spread available.

         Purchases and sales of portfolio securities for the Diversified Income Fund, the Money Market Fund and the Government Fund are generally transacted with the issuer or a primary market maker. In addition, a portion of the securities in which the Funds invest may be traded in over-the-counter ("OTC") markets. In such transactions, the Fund deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and executions are available elsewhere. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation to the dealer in the form of mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates.

         Foreign equity securities may be held by the Fund in the form of American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers, or securities convertible into foreign equity securities. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM (collectively with the Funds, the "AIM Funds"). Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         AIM may from time to time determine target levels of commission business for AIM to transact with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be determined based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; (3) certain products and/or services provided to the Funds, the cost of which will be included in Fund expenses reported to shareholders; and (4) the broker's attitude toward an interest in mutual funds in general and in the Funds and the other AIM Funds in particular. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by AIM.

         Subject to the overall objective of obtaining best price and execution for the Funds, AIM may also consider sales of shares by broker-dealers of each Fund and of the other AIM Funds as well as sales of variable annuity contracts ("Contracts") and variable life insurance policies ("Policies") funded through the Funds ("selling dealers"), as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund. Such portfolio transactions may be executed directly by selling dealers or by other broker-dealers with which selling dealers have clearing arrangements.

         AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which may be recaptured are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

         AIM and its affiliates manage several other investment accounts, some of which may have investment objectives similar to those of the Funds. It is possible that, at times, identical securities will be appropriate for investment by one or more of such investment accounts. The position of each account, however, in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchases by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of a Fund(s) and one or more of these accounts is considered at or about the same time. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         These combined transactions, and related brokerage charges, will be allocated among the Fund(s) and such accounts in a manner consistent with guidelines and procedures approved by the Company's Board of Directors that are designed to achieve an equitable manner of allocation. In some cases the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, the main factors considered by AIM are the respective investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the judgments of the persons responsible for recommending the investment.

         From time to time, an identical security may be sold by an AIM Fund or another investment account advised by AIM or A I M Capital Management, Inc. ("AIM Capital") and simultaneously purchased by another investment account advised by AIM or AIM Capital, when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital. Procedures pursuant to Rule 17a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Company. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

SECTION 28(e) STANDARDS

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, AIM may cause a Fund to pay a broker that provides brokerage and research services to AIM an amount of commission for effecting a securities transaction for the Fund in excess of the commission another broker would have charged for effecting that transaction. To obtain the benefit of Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [its] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion" and that the services provided by a broker provide AIM with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Broker-dealers utilized by AIM may furnish statistical, research and other information or services which are deemed by AIM to be beneficial to the Funds' investment programs. Research services received from brokers supplement AIM's own research (and the research of sub-advisors to other clients of AIM) and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally, in written form or on computer software. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the brokers utilized by AIM as a group tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, this research provides AIM with a diverse perspective on financial markets. Research services which are provided to AIM by brokers are available for the benefit of all accounts managed or advised by AIM (or by sub-advisors to accounts managed or advised by AIM). In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that AIM would have purchased any such research services had such services not been provided by brokers, the expenses of such services to AIM could be considered to have been reduced accordingly.

         For the fiscal year ended December 31, 1998 certain Funds paid brokerage commissions to certain brokers for research services. The amount of such transactions and related commissions paid by each Fund were as follows:

                                                            Commissions                 Transactions
                                                            -----------                 ------------

             AIM V. I. Aggressive Growth Fund             $          476            $          265,096
             AIM V. I. Balanced Fund                      $          107            $           73,629
             AIM V. I. Capital Appreciation Fund          $      111,070            $       76,873,344
             AIM V. I. Capital Development Fund           $          475            $          255,434
             AIM V. I. Global Utilities Fund              $        1,105            $          556,721
             AIM V. I. Growth Fund                        $       58,834            $       52,124,585
             AIM V. I. Growth and Income Fund             $      154,841            $      136,649,725
             AIM V. I. International Equity Fund          $          401            $           90,510
             AIM V. I. Value Fund                         $      126,500            $      120,560,762

             As of December 31, 1998, the following Funds entered into repurchase agreements with the following regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, having the noted market values.


                                                       GOLDMAN,
                     FUNDS                            SACHS & CO.

AIM V.I. Capital Appreciation Fund                  $   59,251,734
------------------------------------------------------------------
AIM V.I. Diversified Fund                           $    2,305,989
------------------------------------------------------------------
AIM V.I. Global Utilities Fund                      $    2,391,815
------------------------------------------------------------------
AIM V.I. Growth Fund                                $   31,583,054
------------------------------------------------------------------
AIM V.I. Growth and Income Fund                     $   35,491,011
------------------------------------------------------------------
AIM V.I. International Equity Fund                  $   17,938,040
------------------------------------------------------------------
AIM V.I. Value Fund                                 $   77,768,447
------------------------------------------------------------------

         The following information regarding securities acquired by the Funds of their regular brokers, as defined in Rule 10b-1 under the 1940 Act, is as of December 31, 1998. The Balanced Fund, the Growth and Income Fund and the Value Fund each held an amount of common stock issued by Merrill Lynch & Co. having a market value of $20,025, $9,345,000 and $2,670,000, respectively. The Growth Fund held an amount of common stock issued by PaineWebber Group, Inc. having a market value of $1,224,413.

PORTFOLIO TURNOVER

         The portfolio turnover rate of each Fund is shown under "Financial Highlights" in the Prospectus. In any particular year, however, market conditions could result in portfolio activity at a rate greater or lesser than anticipated. The estimated portfolio turnover rate for the Global Growth and Income Fund and Telecommunications Fund is less than 100%. Higher portfolio turnover increases transaction costs to the Fund.

BROKERAGE COMMISSIONS PAID

         Brokerage commissions paid by each of the Funds (except the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) listed below were as follows for the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996.


                                         December 31,    December 31,   December 31,
                                             1998           1997           1996
                                             ----           ----           ----
AIM V.I. Aggressive Growth Fund*        $      2,983         N/A            N/A
AIM V.I. Balanced Fund*                 $      2,241         N/A            N/A
AIM V.I. Capital Appreciation Fund      $  1,017,185   $    644,279   $    405,056
AIM V.I. Capital Development Fund*      $      3,748         N/A            N/A
AIM V.I. Diversified Income Fund        $        282   $      2,818   $      1,670
AIM V.I. Global Utilities Fund          $     18,422   $     12,208   $     16,365
AIM V.I. Government Securities Fund     $     -0-      $     -0-   $        -0-
AIM V.I. Growth Fund                    $    876,546   $    621,467   $    578,444
AIM V.I. Growth and Income Fund         $  2,834,451   $  1,190,597   $    417,167
AIM V.I. High Yield Fund*               $     -0-            N/A            N/A
AIM V.I. International Equity Fund      $    814,499   $    605,318   $    557,527
AIM V.I. Money Market Fund              $     -0-      $     -0-   $        -0-
AIM V.I. Value Fund                     $  1,920,264   $  1,503,734   $  1,126,384

* Commissions paid are for the period May 1,1998 (date operations commenced) through December 31, 1998.


                        INVESTMENT STRATEGIES AND RISKS

         Information concerning each Fund's fundamental investment objective is set forth in the Prospectus under the heading "Investment Objectives and Strategies." There can be no assurance that any Fund will achieve its objective. The principal features of each Fund's investment program and the primary risks associated with that investment program are discussed in the Prospectus under the following headings: "Investment Objectives and Strategies" and "Principal Risks of Investing in the Funds". The following discussion of investment policies supplements the discussion of the investment strategies and risks set forth in the Prospectus.

         Set forth in this section is a description of each Fund's investment policies, strategies and practices. The investment objective(s) of each Fund, except the High Yield Fund, are deemed to be fundamental policies and, therefore, unless permitted by law, may not be changed without the approval of a majority of that Fund's outstanding shares (within the meaning of the 1940
Act). The Board of Directors on behalf of the High Yield

Fund is permitted to change the investment objective of that Fund without shareholder approval. Each Fund's investment policies, strategies and practices are not fundamental. The Board of Directors of the Company reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies become effective. Each Fund has adopted investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" in this Statement of Additional Information. Individuals considering the purchase of shares of any Fund should recognize that there are risks in the ownership of any security.

         AGGRESSIVE GROWTH FUND. The Fund will invest primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which, in the opinion of the Fund's investment advisor, are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small to medium-sized category (i.e., companies with a market capitalization within the range of small cap stocks in the Russell 2000 Index.) Management of the Fund will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Fund's portfolio is primarily comprised of securities of two basic categories: (a) "core" companies, which Fund management considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which Fund management believes are currently enjoying dramatic increase in profits. The Fund's strategy does not preclude investment in large, seasoned companies which in the judgement of AIM possess superior potential returns similar to companies with formative growth profiles. The Fund will also invest in established smaller companies (under $500 million in market capitalization) which offer exceptional value based upon substantially above average earnings growth potential relative to market value. The Fund may invest in non-equity securities, such as corporate bonds or U.S. Government obligations during periods when, in the opinion of AIM, prevailing market, financial, or economic conditions warrant, as well as when such holdings are advisable in light of a change in circumstances of a particular company or within a particular industry.

         BALANCED FUND. The Fund's objective is to achieve as high a total return to investors as possible, consistent with preservation of capital. The Fund seeks to achieve its objective by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, convertible securities and bonds. Although equity securities will be purchased primarily for capital appreciation and fixed income securities will be purchased primarily for income purposes, income and capital appreciation potential will be considered in connection with all investments. The Fund normally will have a minimum of 30% and a maximum of 70% of its total assets invested in equity securities and a minimum of 30% and a maximum of 70% of its total assets invested in (non-convertible) fixed income securities. Most of such fixed income securities will be rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Rating Services ("S&P") or, in unrated, deemed to be of comparable quality by AIM, although the Fund may invest to a limited extent in lower-rated securities. (For a description of the various rating categories, see Appendix A to this Statement of Additional Information.) The fixed income securities in which the Fund invests may include U.S. Government obligations, mortgage-backed securities, asset-backed securities, bank obligations, corporate debt obligations and unrated obligations, including those of foreign issuers. The Fund may, in pursuit of its objective, invest up to 10% of its total assets in debt securities rated lower than Baa by Moody's or BBB by S&P, which are commonly known as "junk bonds." See "Risk Factors -- Non-Investment Grade Debt Securities" for more information concerning the risk factors associated with investing in such securities. The Fund may also invest up to 25% of its total assets in convertible securities. Compliance with all of the above percentage requirements may limit the ability of the Fund to maximize total return. The actual percentage of the assets invested in equity and fixed income securities will vary from time to time, depending on the judgment of AIM as to general market and economic conditions and trends, yields and interest rates and changes in fiscal and monetary policies.

         CAPITAL APPRECIATION FUND. The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by the Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Capital Appreciation Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings with excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

         CAPITAL DEVELOPMENT FUND. The Fund's investment objective is long-term capital appreciation. Production of income is incidental to this objective. The Fund's principal investments are in common stocks, convertible securities and bonds. There can, of course, be no assurance that the Fund will in fact achieve its objective since all investments are inherently subject to market risks.

         The Fund will invest primarily in securities of small and medium-sized companies (i.e., companies which fall in the smallest 85% by market capitalization of publicly traded companies in the United States). Among factors that AIM may consider when selecting investments in a company for the Fund are (i) the growth prospects for a company's products, (ii) the economic outlook for its industry, (iii) a company's new product development, (iv) its operating management capabilities, (v) the relationship between the price of the security and its estimated fundamental value, (vi) relevant market, economic and political environments and (vii) financial characteristics such as balance sheet analysis and return on assets. The Fund may invest in issuers making initial public offerings of their securities if AIM determines that the issuer has good prospects for growth. The Fund may also invest up to 10% of its total assets in securities of other registered investment companies.

         DIVERSIFIED INCOME FUND. The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its investment objective by investing primarily in: (i) domestic and foreign corporate debt securities, (ii) U.S. Government securities, including U.S. Government Agency Mortgage-Backed Securities, (iii) foreign government securities and (iv) lower-rated or unrated high yield debt securities (commonly known as "junk bonds") of U.S. and foreign companies. Under normal circumstances, the Fund's assets will be invested in each of these four sectors. The Fund may invest up to 10% of its total assets in common stocks, preferred stocks, similar equity securities and convertible securities of U.S. and foreign companies. The Fund does not intend to invest more than 50% of its total assets in lower-rated or unrated high yield securities or more than 50% of its total assets in foreign debt securities. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Statement of Additional Information. For a description of U.S. Government Agency Mortgage-Backed Securities, see Appendix B to this Statement of Additional Information.) However, the Fund may from time to time invest up to 100% of its total assets in U.S. Government securities and, as a defensive measure, may invest up to 100% of its total assets in money market securities. For a discussion of the investment risks associated with investments in high yield securities and foreign securities, see "Risk Factors" in this Statement of Additional Information.

         GLOBAL GROWTH AND INCOME FUND. The Fund's investment objectives are long-term capital appreciation together with current income. In seeking those objectives, the Fund normally invests at least 65% of its total assets in a combination of blue-chip equity securities and high quality government bonds. The Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), i.e., rated Aaa or Aa by Moody's or AAA or AA by S&P (or a comparable rating of any other nationally recognized statistical rating organizations "NRSROs") or, if unrated, are determined by AIM and INVESCO Asset Management Limited ("INVESCO") to be of comparable quality. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Statement of Additional Information.)

         Up to 35% of the Fund's assets may be invested in other equity securities, convertible securities and investment grade government and corporate debt obligations which AIM/INVESCO believes will assist the Fund in achieving its objectives.

         Equity securities that the Fund may purchase include common stocks, preferred stocks, and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities.

         Under normal market conditions, the Fund invests in the securities of issuers located in at least three different countries. Investments in securities of issuers in any one country other than the United States, will represent no more than 40% of the Fund's total assets. The Fund may purchase securities of an issuer located in one country but denominated in the currency of another country (or a multinational currency unit).

         AIM/INVESCO allocates the Fund's assets among securities of issuers located in countries where opportunities for meeting the Fund's investment objectives are expected to be the most attractive. The relative proportions of equity and debt securities held by the Fund at any one time will vary, and will depend upon AIM/INVESCO's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest up to 100% of its assets in either equity securities or debt securities.

         GLOBAL UTILITIES FUND. The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Under normal circumstances, at least 65% of the Fund's total assets will be invested in securities of public utility companies (either domestic or foreign). Public utility companies include companies that provide electricity, natural gas or water and other sanitary services to the public, and telephone or telegraph companies and other companies providing public communications services. The Fund may also invest in developing utility technology companies and in holding companies which derive a substantial portion of their revenues from utility-related activities. Generally, a holding company will be considered to derive a substantial portion of its revenues from utility-related activities if such activities account for at least 40% of its revenues. The Fund may invest up to 25% of its total assets in convertible securities. When AIM deems it appropriate, the Fund may also purchase the bonds of such companies. Investments in non-convertible bonds, however, will not exceed 25% of the Fund's total assets. The Fund may invest up to 10% of its total assets in lower-rated or unrated high yield securities. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Statement of Additional Information.) During the fiscal year ended December 31, 1998, the Fund invested less than 5% of its net assets in below investment grade debt securities. The Fund may also invest up to 80% of its total assets in securities of foreign companies, including investments in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and underlying securities of foreign issuers. For a discussion of the investment risks associated with investments in non-investment grade debt securities and foreign securities, see "Risk Factors" in this Statement of Additional Information.

         A portfolio of utility company securities is subject to a different degree of volatility than a more broadly diversified portfolio. Economic, operational or regulatory changes that affect utility companies will have a material impact upon the value of the securities that the Fund owns. Events, such as changing weather patterns, emergencies involving nuclear power plants, or rapidly changing fuel prices that have no direct connection with companies whose securities are owned by the Fund may affect the prices of those securities.

         Moreover, a portfolio of utilities industry securities is subject to the risks unique to that industry, such as inflationary or other increases in fuel and operating expenses, possible increases in the interest costs of loans needed for capital construction programs, compliance with environmental regulations, possible adverse changes in the regulatory climate and availability of fuel sources.

         GOVERNMENT SECURITIES FUND. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. The government securities which may be purchased by the Fund include but are not limited to (1) U.S. Treasury obligations such as Treasury Bills (maturities of one year or less), Treasury Notes (maturities of one to ten years) and Treasury Bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities ("Agency Securities") which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, such as obligations of the Government National Mortgage Association ("GNMA"), (b) the right of the issuers to borrow an amount limited to a specific line of credit from the U.S. Treasury, such as obligations of the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Bank and the U.S. Postal Service or (c) the credit of the agency or instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation ("FHLMC") and Federal Farm Credit System. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not required by law to support the agencies and instrumentalities listed in (b) and (c), above. Accordingly, such securities may involve risk of loss of principal and interest; however, historically there have not been any defaults of such issues. For a listing of some of the types of Agency Securities in which the Fund may invest, see Appendix B to this Statement of Additional Information.

         The Fund's investments include high coupon U.S. Government Agency Mortgage-Backed Securities, which provide a higher coupon at the time of purchase than the prevailing market rate yield. The prices of high coupon U.S. Government Agency Mortgage-Backed Securities do not tend to rise as rapidly as those of traditional fixed rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing. The Fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce the market value of and income from such securities, while a slower prepayment rate will tend to increase the market value of and income from such securities.

         The composition and weighted average maturity of the Fund's portfolio will vary from time to time, based upon the determination of AIM and how best to further the Fund's investment objective. The Fund may invest in government securities of all maturities, short-term, intermediate-term and long-term. The Fund intends to maintain a dollar-weighted average portfolio maturity of between three and ten years. This policy regarding portfolio maturity is a non-fundamental policy of the Fund.

         GROWTH FUND. The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental. It is anticipated that common stocks will be the principal form of investment by the Fund. The Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits.

         GROWTH AND INCOME FUND. The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. The Fund seeks to meet these objectives by investing at least 65% of its net assets in income-producing securities, including dividend-paying common stocks and convertible securities. The Fund's portfolio managers purchase securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that they believe have the potential for above-average growth in earnings and dividends. The Fund's portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential or the capacity to generate income.

         HIGH YIELD FUND. The Fund's objective is to achieve a high level of current income. The Fund seeks to achieve its objective by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high risk" securities (commonly referred to as junk bonds). The Fund seeks high income principally by purchasing securities that are rated Baa, Ba or B by Moody's or BBB, BB, or B by S&P, or securities of comparable quality in the opinion of AIM that are either unrated or rated by other NRSROs1. (For a description of the various rating categories, see Appendix A to this Statement of Additional Information.) The Fund may also hold, from time to time, securities rated Caa by Moody's or CCC by S&P, or if unrated or rated by other NRSROs, securities of comparable quality as determined by AIM. It should be noted, however, that achieving the Fund's investment objective may be more dependent on the credit analysis of AIM, and less on that of credit rating agencies, than may be the case for funds that invest in more highly rated bonds. At least 80% of the value of the Fund's total assets will be invested in debt securities, including convertible debt securities, and/or cash and cash equivalents. At least 65% of the value of the Fund's assets will be invested in high yield debt securities. The Fund may also invest in preferred stocks.

         While the securities held by the Fund are expected to provide greater income and, possibly, opportunity for greater gain than investments in more highly rated securities, they may be subject to greater risk of loss of income and principal and are more speculative in nature. The Fund's yield and the net asset value of its shares may be expected to fluctuate over time. Therefore, an investment in the Fund may not be appropriate for some investors and should not constitute a complete investment program for others. See "Risk Factors -- Non-Investment Grade Debt Securities."

         The Fund may invest in both illiquid securities and securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. See "Illiquid Securities" for further information regarding such investments.

         INTERNATIONAL EQUITY FUND. The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Any income realized by the Fund will be incidental and will not be an important criterion in the selection of portfolio securities.

         In managing the Fund, AIM seeks to apply to a diversified portfolio of international equity securities substantially the same investment strategy which it applies to the Growth Fund with respect to that Fund's

---------------------

1 "Requisite NRSRO" shall mean (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or
         (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time of the Fund acquires the security; that NRSRO. At present the NRSROs are: Standard & Poor's Corp., Moody's Investors Service, Inc., Thomson Bankwatch, Duff and Phelps, Inc., Fitch IBCA, Inc. and, with respect to certain types of securities, IBCA Ltd and its subsidiary, IBCA, Inc. Subcategories or gradations in ratings (such as "+" or "-") do not count as rating categories.

investment in United States equities markets. The Fund will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM will review carefully the earnings history and prospects for growth of each company considered for investment by the Fund. It is expected that the Fund's portfolio, when fully invested, will generally be comprised of two basic categories of foreign companies: (1) "core" companies, which AIM considers to have experienced consistent long-term growth in earnings and to have strong prospects for outstanding future growth, and (2) companies that AIM believes are currently experiencing a greater than anticipated increase in earnings. If a particular foreign company meets the quantitative standards determined by AIM, its securities may be acquired by the Fund regardless of the location of the company or the percentage of the Fund's investments in the company's country or region. However, AIM will also consider other factors in making investment decisions for the Fund, including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. For a discussion of the investment risks associated with investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.

         MONEY MARKET FUND. The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund seeks to achieve its objective by investing in a diversified portfolio of high quality U.S. dollar denominated money market instruments and other similar instruments with maturities of 397 days or less from the date of purchase, and will maintain a dollar weighted-average portfolio maturity of 90 days or less. Securities subject to repurchase agreements may bear longer maturities.

         The Fund invests in a broad range of U.S. Government and foreign government obligations, and bank and commercial instruments that may be available in the money markets. Such obligations include U.S. Treasury obligations and repurchase agreements secured by such obligations. The Money Market Fund intends to invest in bankers' acceptances, certificates of deposit, repurchase agreements, time deposits, variable rate master demand notes, taxable municipal securities and commercial paper, and U.S. Government direct obligations and U.S. Government agencies' securities. Bankers acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. All of these instruments, which are collectively referred to as "Money Market Obligations," are briefly described in Appendix C to this Statement of Additional Information.

         The Fund will limit investments in Money Market Obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Generally "First Tier" securities are securities that are rated in the highest rating category by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be comparable quality to a rated security that meets the foregoing quality standards. For a more complete definition of a "First Tier" security, see "Money Market Obligations" in this Statement of Additional Information.

         The Money Market Fund may invest up to 100% of its total assets in obligations issued by banks. While the Fund will limit its investments in bank instruments to U.S. dollar denominated obligations, it may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks. The Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.

         TELECOMMUNICATIONS FUND. The Fund's investment objective is long-term growth of capital. It seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.

         At least 65% of the Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such stocks issued by telecommunications companies. A "telecommunications company" is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the issuer's most recent fiscal year. The remainder of the assets of the Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of AIM, stand to benefit from developments in the telecommunications industries. (For a description of the various rating categories of corporate debt securities in which the Fund may invest, see Appendix A to this Statement of Additional Information). The Fund may, in pursuit of its objective, invest up to 5% of its total assets in below investment grade debt securities. See "Risk Factors -- Non-Investment Grade Debt Securities" for more information concerning the risk factors associated with investing in such securities.

         The Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Fund invests in the equity securities of issuers located in at least three different countries, including the United States. No more than 40% of the Fund's total assets will be invested in securities of issuers in any one country other than the United States.

         Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. AIM will allocate the Fund's investments among these sectors depending upon its assessment of their relative long-term growth potentials.

         The Fund will invest primarily in issuers engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio , satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

         Telecommunications is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies that comprise the telecommunications industry are headquartered outside of the United States. From time to time, however, a significant portion of the Fund's assets may be invested in the securities of domestic issuers.

         AIM uses its financial expertise in markets located throughout the world in attempting to identify those countries and telecommunications companies then providing the greatest potential for long-term capital appreciation. In this fashion, AIM and the Fund seek to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global telecommunications industry. AIM will allocate the Fund's assets among securities of countries and in currency denominations and industry sectors where opportunities for meeting the Fund's investment objective are expected to be the most attractive.

         AIM believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engage in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Fund's portfolio. Older technologies, such as photography and print, also may be represented, however.

         VALUE FUND. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio. The Fund should not be purchased by those who seek income as their primary investment objective.

         In addition to the securities described above, the Fund may also acquire preferred stocks and debt instruments having prospects for growth of capital. Although these different types of securities can be expected to generate amounts of income to satisfy the Fund's secondary objective, they will be purchased for their potential for growth of capital.

         The primary thrust of AIM's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of its assets and where there is reason to expect realization of this potential in the form of increased equity values.


                  CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES

         Each of the Funds has the flexibility to invest, to the extent described below, in a variety of instruments designed to enhance its investment capabilities. Each of the Funds may invest in money market obligations, foreign securities (including ADRs and EDRs), repurchase agreements, reverse repurchase agreements, taxable municipal securities, illiquid securities and Rule 144A securities; the Diversified Income Fund and the Government Fund may invest in U.S. Government Agency Mortgage-Backed Securities; each of the Funds may purchase or sell securities on a delayed delivery or when-issued basis and may borrow money; each of the Funds, other than the Money Market Fund, may lend portfolio securities and make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration.

         Each of the Funds, other than the Money Market Fund, may write (i.e., sell) "covered" put and call options and buy put and call options on domestic and foreign securities, securities indices and currencies. Each of the Funds, other than the Money Market Fund, may use exchange-traded financial futures contracts, options thereon, and forward contracts as a hedge to protect against possible changes in market values. A brief description of these investment instruments and their risks appears below. See "Hedging and Other Investment Techniques" in this Statement of Additional Information for more detailed information.

MONEY MARKET OBLIGATIONS

         When deemed appropriate for temporary or defensive purposes, each of the Funds may hold cash or cash equivalent Money Market Obligations. Of course, the Money Market Fund invests exclusively in Money Market Obligations. While none of the Funds other than the Money Market Fund is required by regulation or fundamental policy to limit such investments to those which, at the date of purchase, are "First Tier" securities as that term is defined in Rule 2a-7 under the 1940 Act, it is the current intention of AIM to limit such investments to those securities which, at the time of purchase, are considered "First Tier" securities or securities which AIM has determined to be of comparable credit quality. To the extent that a Fund invests to a significant degree in these instruments, its ability to achieve its investment objectives may be adversely affected.

         In addition to the Money Market Obligations described above, as a temporary or defensive measure, and without regard to their respective investment objectives, AIM, or AIM/INVESCO for the Global Growth and Income Fund may invest all or substantially all of the assets of the Aggressive Growth Fund, the Balanced Fund, the Diversified Income Fund, the Global Growth and Income Fund, the Global Utilities Fund, the High Yield Fund, the International Fund and the Telecommunications Fund in cash or Money Market Obligations, including repurchase agreements, denominated in foreign currencies.

         As set forth in the Prospectus, the Money Market Fund will limit its purchases of Money Market Obligations to U.S. dollar denominated securities which are "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act. A First Tier Security is generally a security that: (i) has received a short-term rating, or is subject to a guarantee that has received a short-term rating, or, in either case, is issued by an issuer with a short-term rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (ii) is an unrated security that the Fund's investment adviser has determined are of comparable quality to a rated security described in (i); (iii) is a security issued by a registered investment company that is a money market fund; or (iv) is a Government Security.

         Subsequent to its purchase by the Fund, an issue of Money Market Obligations may cease to be a First Tier security. Subject to certain exceptions set forth in Rule 2a-7, such an event will not require the elimination of the security from the Fund, but AIM will consider such an event to be relevant in its determination of whether the Fund should continue to hold the security.

REPURCHASE AGREEMENTS

         Each of the Funds may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the sellers' failure to repurchase the obligation in accordance with the terms of the agreement), a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper.

         Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Funds will not enter into repurchase agreements expiring in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Securities subject to repurchase agreements will be held in the custodian's account with the Federal Book-Entry System on behalf of the Fund.

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES

         The Diversified Income Fund and the Government Fund may invest in U.S. Government Agency Mortgage-Backed Securities. These securities are obligations issued or guaranteed by the Untied States

Government or by one of its agencies or instrumentalities, including but not limited to GNMA, FNMA, or FHLMC. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any principal prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and servicers of the underlying mortgage loans. GNMA, FNMA and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC Gold Participation Certificates now guarantee timely payment of monthly principal reductions. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. See Appendix B for a more complete description of GNMA securities.

         Mortgage-backed securities consist of interests in underlying mortgages generally with maturities of up to thirty years. However, due to early unscheduled payments of principal of the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond. The value of U.S. Government Agency Mortgage-Backed Securities, like other traditional debt instruments, will tend to move in the opposite direction compared to interest rates.

CONVERTIBLE SECURITIES

         To the extent consistent with their respective investment objectives, each of the Funds (except the Money Market Fund) may invest in convertible securities. Convertible securities usually consist of corporate debt securities or preferred stock that may in certain circumstances be converted into a predetermined number of shares of another form of that issuer's equity, usually common stock. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities requires analysis of both credit and stock market risks. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. Although the Funds will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, each applicable Fund invests in such securities without regard to corporate bond ratings.

REAL ESTATE INVESTMENTS TRUSTS ("REITS")

         To the extent consistent with their respective investment objectives and policies, each of the Funds (except the Government Fund, International Fund and Money Market Fund) may invest in equity and/or debt securities issued by REITs. Such investments will not exceed (i) 25% of the total assets of Aggressive Growth Fund, Balanced Fund, Capital Appreciation Fund, Capital Development Fund, Global Utilities Fund, Growth Fund, Growth and Income Fund and Value Fund; and (ii) 10% of the total assets of Diversified Income Fund and High Yield Fund.

         REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interest therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

         To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

FOREIGN SECURITIES

         To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. It is not anticipated that such foreign securities will constitute more than: (i) 20% of the value of the total assets of the Balanced Fund, the Capital Appreciation Fund, the Government Fund, the Growth Fund, the Growth and Income Fund, and the Money Market Fund; (ii) 25% of the value of the total assets of the Aggressive Growth Fund, the Capital Development Fund, the High Yield Fund and the Value Fund;
(iii) 50% of the value of the total assets of the Diversified Income Fund; (iv) 90% of the value of the total assets of the Global Growth and Income Fund; (v) 80% of the value of the total assets of the Global Utilities Fund; and (vi) 75% of the value of the total assets of the Telecommunications Fund. The International Fund will invest at least 70% of its total assets in foreign securities.

         The Diversified Income Fund may invest in debt obligations which may be denominated in the U.S. dollar or in other currencies issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank, Asian Development Bank and European Economic Community), and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities. The Diversified Income Fund may also invest in debt obligations issued by corporations denominated in non-U.S. dollar currencies. No more than 25% of the Diversified Income Fund's total assets, at the time of purchase, will be invested in government securities of any one foreign country. At the present time, AIM does not intend to invest more than 10% of the Diversified Income Fund's total assets in securities issued by foreign governments or foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. AIM believes that these characteristics of emerging markets can be expected to continue in the future.

         The Global Utilities Fund may invest up to 80% of its total assets in securities of foreign companies, including investments in ADRs, EDRs and other securities representing underlying securities of foreign issuers. Under normal market conditions, the Global Utilities Fund will be invested in securities of issuers located in at least four countries, one of which will be the United States, although for defensive purposes, it may invest 100% of its total assets in securities of U.S. issuers. In some foreign countries, utility companies are partially owned by government agencies. In some cases, foreign government agencies may have significant investments in businesses other than utility companies. Also, investments in securities of foreign issuers may involve other risks which are not ordinarily associated with investments in domestic issuers. See "Risk Factors" in this Statement of Additional Information. In addition, investors should also be aware that the Global Utilities Fund may invest in companies located within emerging or developing countries.

         Under normal market conditions the International Fund will invest at least 70% of its total assets in marketable equity securities (including common and preferred stock and depositary receipts for stock) and may invest up to 20% of its total assets in securities exchangeable for or convertible into stock or foreign companies.

         Under normal market conditions, the International Fund intends to invest in the securities of foreign companies located in at least four countries outside the United States. The International Fund will emphasize investment in foreign companies in the developed countries of Western Europe and the Pacific Basin, but the Fund may also invest to a lesser extent in the securities of companies located in developing countries in various regions of the world. At the present time, AIM does not intend to invest more than 20% of the International Fund's total assets in securities issued by foreign governments or foreign companies located in developing countries. For a discussion of the risks pertaining to investments in foreign obligations, see "Risk Factors" in this Statement of Additional Information.

FOREIGN EXCHANGE TRANSACTIONS

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Funds (except the Government Fund and the Money Market Fund) may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Fund. A Fund attempts to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another, or when U.S. Dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Fund from transferring cash out of such countries, and the Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Fund holds foreign currencies.

ADRS AND EDRS

         To the extent consistent with their respective investment objectives each of the Funds (except the International Fund which is discussed separately above) may also invest in securities which are in the form of ADRs, EDRs or other securities representing underlying securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. ADRs, EDRs and other securities representing underlying securities of foreign issuers are treated as foreign securities for purposes of determining the applicable limitation on investment in foreign securities.

LENDING OF PORTFOLIO SECURITIES

         Each Fund (except the Money Market Fund) may, from time to time, lend securities from their respective portfolios, with a value not exceeding 33_% of their respective total assets, to banks, brokers and other financial institutions, and receive in return collateral in the form of liquid assets which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under each such Fund's investment program. While the securities are being lent, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. A Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. During the period of the loan, the applicable Fund receives the income on both the loaned securities and the collateral (or a fee) and thereby increases its yield. In the event that the borrower defaults on its obligation to return loaned securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the loaned securities. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve the sale by the Fund of portfolio securities, with an agreement that the Fund will repurchase the securities at an agreed upon price, date and interest payment. Each Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements;
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price. Each of the Funds may enter into reverse repurchase agreements in amounts not exceeding 33_% of the value of their respective total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by a Fund in lieu of liquidating may decline below the repurchase price of the securities sold by the Fund which is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Borrowing" in this Statement of Additional Information for percentage limitations on borrowings.

DELAYED DELIVERY AGREEMENTS AND WHEN-ISSUED SECURITIES

         Each Fund may enter into delayed delivery agreements and may purchase securities on a "when-issued" basis.

         Delayed delivery agreements involve commitments by each such Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary settlement date for such securities. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, AIM can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund and may enter into delayed delivery agreements to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective. Until the settlement date, the Fund will segregate cash or other liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Directors has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board of Directors may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of the Money Market Fund.

         Many new issues of debt securities are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such debt securities with the intention of actually acquiring such securities, but the Funds may each sell these securities before the settlement date if it is deemed advisable. The Fund holds, and maintains until the settlement date segregated liquid assets of a dollar value sufficient at all times to make payment for the when-issued securities. The securities will be marked-to-market and additional assets will be segregated if necessary to maintain adequate coverage of the when-issued commitments.

         Securities purchased on a when-issued basis and the securities held in the Funds' portfolios are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the segregated securities, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the applicable Fund's payment obligation).

         A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

         If a Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian bank to segregate liquid assets in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the account will equal the amount of such Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are segregated, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation, or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks. No additional delayed delivery agreements or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's net assets would become so committed.

         The Government Fund may engage in buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

DOLLAR ROLL TRANSACTIONS

         In order to enhance portfolio returns and manage prepayment risk, the Diversified Income Fund and the Government Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayments histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. See "Borrowing," below for the applicable limitation on dollar roll transactions.

BORROWING

         Each of the Funds may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes subject to the limitations under the 1940 Act. Each Fund will restrict borrowings, reverse repurchase agreements and dollar roll transactions to an aggregate of 33-1/3% of the Fund's total assets at the time of the transaction. No Fund will purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

ILLIQUID SECURITIES

         None of the Funds will invest more than 15% of their respective net assets in illiquid securities, including restricted securities which are illiquid. The Money Market Fund will not invest more than 10% of its net assets in illiquid securities.

SPECIAL SITUATIONS

         Although the Capital Appreciation Fund does not currently intend to do so, it may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

WARRANTS

         The Aggressive Growth Fund, the Capital Development Fund, the Global Growth and Income Fund, the Growth and Income Fund and the Telecommunications Fund may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

SHORT SALES

         Each of the Funds (except the Money Market Fund) may enter into short sales transactions from time to time. None of these Funds will make short sales of securities nor maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by each of the Funds for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of any such Fund's total assets be deposited or pledged as collateral for such sales at any time.

RULE 144A SECURITIES

         Each of the Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Funds may each purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above under "Illiquid Securities," provided that a determination is made that such securities have a readily available trading market. AIM will determine the liquidity of Rule 144A securities under the supervision of the Company's Board of Directors. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

ASSET ALLOCATION AMONG COUNTRIES

         The Global Growth and Income Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, the Western European nations, New Zealand and Australia, and it may invest in securities denominated in more than one currency.

UTILITIES INDUSTRY

         The following is a general description of the particular types of utilities industries in which the Global Utilities Fund may invest.

         Electric Utility Industry. Electric utilities are heavily regulated. Local rates are subject to the review of state commissions, and sales either between companies or that cross state lines are subject to review by the Federal Energy Regulatory Commission. The industry is also subject to regulation by the SEC under the Public Utility Holding Company Act of 1935. In addition, companies constructing or operating nuclear powered generating stations are subject to extensive regulation by the Nuclear Regulatory Commission.

         Electric utility companies are also subject to extensive local regulation in environmental and site location matters. Future legislation with regard to the issues of acid rain and toxic and radioactive wastes could have a significant impact on the manner in which utility companies conduct their business, and the costs that they incur. Since the late 1970s, investor-owned utilities have experienced a number of unfavorable regulatory trends, including increased regulatory resistance to price increases and new legislation encouraging competition.

         Electric utilities have recently become subject to competition in varying degrees. This competition can have the effect of decreasing revenues and profit margins.

         Natural Gas Industry. The natural gas industry is comprised primarily of many small distribution companies and a few large interstate pipeline companies. The Public Utility Holding Company Act of 1935 has generally acted as a bar to the consolidation of pipeline and distribution companies. Regulation of these companies is similar to that of electric companies. The performance of natural gas utilities may also be substantially affected by fluctuations in energy prices. Competition in the natural gas industry has resulted in the consolidation of the industry.

         Communications Industry. Most of the communications industry capacity is concentrated in the hands of a few very large publicly-held companies, unlike the situation in the electric and gas industries. Significant risks for the investor to overcome still exist, however, including risk relating to pricing at marginal versus embedded cost. New entrants may have lower costs of material due to newer technologies or lower standards of reliability than those heretofore imposed by American Telephone & Telegraph ("AT&T") on the industry. Accordingly, the marginal cost of incremental service is much lower than the costs embedded in an existing network. Communications companies are not subject to the Public Utility Holding Company Act of 1935.

         Interstate communications service may be subject to Federal Communications Commission regulation. Local service may be regulated by the states. In addition, AT&T and its former subsidiaries are still subject to judicial review pursuant to the settlement of the antitrust case brought against them by the Department of Justice.

         Water Utility Industry. The water utility industry is composed of regulated public utilities that are involved in the distribution of drinking water to densely populated areas. The industry is geographically diverse and subject to the same rate base and rate of return regulations as are other public utilities. Demand for water is most heavily influenced by the local weather, population growth in the service area and new construction. Supplies of clean, drinkable water are limited and are primarily a function of the amount of past rainfall.

         Other. In addition to the particular types of utilities industries described above, the Fund may invest in developing utility technology companies (such as cellular telephone, fiber optics and satellite communications firms) and in holding companies which derive a substantial portion of their revenues from utility-related activities.



                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

         The following discussion on options, futures and currency strategies applies to the Aggressive Growth Fund, the Balanced Fund, the Capital Appreciation Fund, the Capital Development Fund, the Global Growth and Income Fund, the Global Utilities Fund, the Growth Fund, the Growth and Income Fund, the International Fund, the Telecommunications Fund and the Value Fund.

INTRODUCTION

         The Funds may each use forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

         The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract, forward contract or option thereon at any particular time.

         (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

COVER

         Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

WRITING CALL OPTIONS

         Each of the Funds may write (sell) covered call options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a call option, a Fund would have the obligation to deliver the underlying security, cash or currency (depending on the type of derivative) to the holder (buyer) at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of a Fund continues, it may be assigned an exercise notice, requiring it to deliver the underlying security, cash or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         When writing a call option a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security, contract or currency above the exercise price, and retains the risk of loss should the price of the security, contract or currency decline. Unlike one who owns securities, contracts or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, contracts or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

         Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

WRITING PUT OPTIONS

         Each of the Funds may write (sell) covered put options on securities, futures contracts, forward contracts, indices and currencies. As the writer of a put option, a Fund would have the obligation to buy the underlying security, contract or currency (depending on the type of derivative) at the exercise price at any time until (American style) or on (European style) the expiration date. This obligation terminates upon the expiration of the put option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option identical to that previously sold.

         A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay for the underlying security, contract or currency. The risk in such a transaction would be that the market price of the underlying security, contract or currency would decline below the exercise price less the premium received.

PURCHASING PUT OPTIONS

         Each of the Funds may purchase put options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

         A Fund may purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon exercise of said option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.

         A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

PURCHASING CALL OPTIONS

         Each of the Funds may purchase covered call options on securities, futures contracts, forward contracts, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security, contract or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying security, contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, contract or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by it. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

INDEX OPTIONS

         Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

LIMITATIONS ON OPTIONS

         A Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at the time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

         Each of the Funds may enter into interest rate, currency or stock index futures contracts (collectively, "Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels, respectively, in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by it. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place. A stock index future provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Future is outstanding.

         The Funds will only enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC").

         Closing out an open Future is effected by entering into an offsetting Future for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Future at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Future.

         A Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

         "Margin" with respect to Futures is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and maintain its open positions in Futures. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Future is set by the exchange on which the Future is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Future or an option on a Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

OPTIONS ON FUTURES CONTRACTS

         Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account.

FORWARD CONTRACTS

         A forward contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

         To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

                    HEDGING AND OTHER INVESTMENT TECHNIQUES

         The following discussion on hedging and other investment techniques applies to the Diversified Income Fund, the Government Fund and the High Yield Fund.

OPTIONS

         Each of the Funds may write (sell) "covered" put and call options and buy put and call options, including securities index and foreign currency options. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property. A call option is covered if, for example, the Fund owns or has the right to acquire the underlying security covered by the call or, in the case of a call option on an index, holds securities the price changes of which are expected to substantially replicate the movement of the index. A put option is covered if, for example, the Fund segregates liquid assets with a value equal to the exercise price of the put option.

         These Funds may write call options on securities or securities indexes for the purpose of increasing their return (through receipt of premiums) or to provide a partial hedge against a decline in the value of their portfolio securities or both. In return for the premium income, the Fund loses any opportunity to profit from an increase in the market price of the underlying securities, above the exercise price, while the contract is outstanding, except to the extent the premium represents a profit. The Fund also retains the risk of loss if the price of the security declines, although the premium is intended to offset that loss in whole or in part. As long as its obligations under the option continue, a Fund must assume that the call may be exercised at any time and that the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. These Funds may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain all or part of the premium received for the option, which will increase its gross income. If the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, deliver an amount of cash, which loss may only be partially offset by the amount of premium received.

         A Fund may enter into a "closing purchase transaction", by purchasing an option identical to the one it has written, and terminate its obligations under the covered call. The Fund will realize a gain (or loss) from a closing purchase transaction if the amount paid to purchase a call option is less (or more) than the premium received upon writing the corresponding call option. Any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund primarily because a price increase of a call option generally reflects an increase in the market price of the securities on which the option is based. In order to sell portfolio securities that cover a call option, a Fund will effect a closing purchase transaction so as to close out any existing covered call option on those securities. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. A liquid secondary market on an exchange may not always exist for any particular option, or at any particular time, and, for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

         A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Fund is able to enter into a closing purchase transaction, the Fund will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying securities plus the premiums received from the sale of the option.

         Each of the Funds noted above may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Fund wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance. In the event that the expected changes in interest rates or stock prices occur, the Fund may be able to offset the resulting adverse effect on the Fund by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Fund.

         The purchase of put options on securities enables a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Fund may continue to receive interest or dividend income on the security.

         An option on a securities index, unlike a stock option (which gives the holder the right to purchase or sell a specified stock at a specified price) gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by
(ii) a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York

Stock Exchange, and American Stock Exchange. Options on indexes of debt securities and other types of securities indexes are not currently available. If such options are introduced and traded on exchanges in the future, the Funds may use them.

         The value of securities index options in any investment strategy depends upon the extent to which price movements in the portion of the underlying securities correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that a Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

         The Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of the Fund's overall position. For example, the Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. This technique, called a "collar," enables the Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, the Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Options purchased or written by a Fund may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options and the securities used as "cover" for such options, unless otherwise indicated, would be considered illiquid securities.

         In instances in which a Fund has entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Fund would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e, the price of the option exceeds the exercise price.

         Each of the Funds may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, the writing of an option on foreign currency will constitute a hedge, however it differs in that it is only a partial hedge, up to the amount of the premium received. Moreover, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchange or in the over-the-counter market. As described above, options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

         Options are subject to certain risks, including the risk of imperfect correlation between the option and the applicable Fund's other investments and the risk that there may not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. This may cause the Fund to lose the entire premium on purchase options or reduce its ability to effect closing transactions at favorable prices.

         The Funds will not write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 25% of the applicable Fund's total assets. The Funds will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 5% of the applicable Fund's total assets.

FUTURES AND FORWARD CONTRACTS

         Each of the Funds may purchase and sell futures contracts on debt securities and on indexes of debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect on the value of their assets or assets they intend to acquire. In addition, they may purchase and sell stock index futures contracts to hedge the value of the portfolio against changes in market conditions. These Funds may also purchase put and call options on futures contracts and write "covered" put and call options on futures contracts in order to hedge against changes in interest rates or stock prices. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of an index future) for a set price in the future. When the contract is entered into, a good faith deposit, known as initial margin, is made with the broker. Subsequent daily payments, known as variation margin, are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are authorized by boards of trade designated as "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). Certain results may be accomplished more quickly, and with lower transaction costs, in the futures market (because of its greater liquidity) than in the cash market.

         In cases of purchases of futures contracts, an amount of liquid assets, equal to the cost of the futures contracts (less any related margin deposits), will be segregated to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a future contract. Initially, a Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions.

         Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. This process is known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in similar fashion when a Fund has purchased an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

         A Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. Positions taken in the futures markets are typically liquidated through offsetting transactions, which may result in a gain or a loss, before delivery or cash settlement is required. However, a Fund may close out a position by making or taking delivery of the underlying securities wherever it appears economically advantageous to do so.

         Purchases of options on futures contracts may present less risk than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

         Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there may not always be a liquid market, and it may not be possible to close a futures position at that time; in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of maintenance margin. Whenever futures positions are used to hedge portfolio securities, however, any increase in the price of the underlying securities held by the Fund may partially or completely offset losses on the futures contracts.

         If a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Funds could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Funds could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of engaging in these transactions is to limit the effects of adverse market movements, the attendant expense may cause the Funds' returns to be less than if the transactions had not occurred. Their overall effectiveness, therefore, depends on AIM's accuracy in predicting future changes in interest rate levels or securities price movements, as well as on the expense of engaging in these transactions.

         Although the Funds are authorized to invest in futures contracts and related options with respect to non-U.S. instruments, they will limit such investments to those which have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by U.S. investors. These Funds may enter into futures contracts and buy and sell related options, provided that the futures contracts and related options investments are made for "bona fide hedging" purposes, as defined under CFTC regulations. No more than 5% of a Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on a Fund's investment in options on futures contracts are set forth above under "Options."

         To the extent that any of the Funds invests in securities denominated in foreign currencies (which is a significant portion of securities held by the Diversified Income Fund), the value of the Fund's portfolio will be affected by changes in exchange rates between currencies (including the U.S. dollar), as well as by changes in the market value of the securities themselves. In order to mitigate the effects of such changes, each of the Funds may enter into futures contracts on foreign currencies (and related options) and may enter into forward contracts for the purchase or sale of a specific currency at a future date at a price set at the time of the contract. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions with respect to them.

         In managing their currency exposure, the Funds may buy and sell currencies either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). The Funds may also enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to their portfolio positions generally. When such a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the applicable Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Positions hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio positions, such as in an ADR) denominated or quoted in a foreign currency. Unlike futures contracts, forward contracts are generally individually negotiated and privately traded. A forward contract obligates the seller to sell a specific security or currency at a specific price on a future date, which may be any fixed number of days from the date of the contract. The Funds may enter into forward contracts for transaction hedging purposes with respect to all or a substantial portion of their trades. The Funds will not speculate in foreign exchange nor commit a larger percentage of their total assets to foreign exchange hedges than the percentage of their total assets which they could invest in foreign securities.

         There are risks associated with hedging transactions. During certain market conditions, a hedging transaction may not completely offset a decline or rise in the value of the Fund's portfolio securities or currency being hedged. In addition, changes in the market value of securities or currencies may differ substantially from the changes anticipated by the Fund when hedged positions were established. Successful use of hedging transactions is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct. Accordingly, a Fund may lose the expected benefit of hedging if markets move in an unanticipated manner. Moreover, in the futures and options on futures markets, it may not always be possible to execute a put or sell at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations.


                                  RISK FACTORS

Investors should consider carefully the following special factors before investing in any of the Funds.

SMALL CAPITALIZATION COMPANIES

         Investors should realize that equity securities of small to medium-sized companies may involve greater risk than is associated with investing in more established companies. Small to medium-sized companies often have limited product and market diversification, fewer financial resources or may be dependent on a few key managers. Any one of the foregoing may change suddenly and have an immediate impact on the value of the company's securities. Furthermore, whenever the securities markets are experiencing rapid price changes due to national economic trends, secondary growth securities have historically been subject to exaggerated price changes.

NON-INVESTMENT GRADE DEBT SECURITIES

         The Balanced Fund, the Diversified Income Fund, the High Yield Fund, and to a lesser extent the Global Utilities Fund and the Telecommunications Fund, seek to meet their respective investment objectives by investing in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the above-named Funds, and increased issuer defaults on junk bonds.

         In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category.

         When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the Company's directors to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

         In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset based upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments, than those of higher-rated debt securities.

FOREIGN SECURITIES

         Investments by a Fund in foreign securities whether denominated in U.S. dollars or foreign currencies, may entail the following risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         CURRENCY RISK. The value of the Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain established a common European currency known as the "euro" and each members's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by the Fund.

         POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

         REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

         MARKET RISK. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies and governments may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative difficulties (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         In addition, there are risks associated with certain investment strategies employed by the Funds as discussed in the previous section.

NON-DIVERSIFIED PORTFOLIO (GLOBAL UTILITIES FUND ONLY)

         The Global Utilities Fund is a non-diversified portfolio, which means that it may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio. (A diversified portfolio may not invest more than 5% of its assets in obligations of one issuer, with respect to 75% of its total assets.)


                            INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         The following restrictions apply to all of the Funds and are fundamental. Unless permitted by law, they will not be changed for any Fund without approval of that Fund's voting securities.

         None of the Funds will:

         (1) invest for the purpose of exercising control over or management over a company except that each Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order;

         (2) act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter for purposes of the 1933 Act;

         (3) purchase or sell real estate or any interest therein, except that each Fund may, as appropriate and consistent with its investment policies and other investment restrictions, invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership in such securities;

         (4) purchase or sell commodity contracts, except that each Fund may, as appropriate and consistent with its investment policies and other investment restrictions, enter into futures contracts on securities, securities indices and currency, options on such futures contracts, forward foreign currency exchange contracts, forward commitments and repurchase agreements;

         (5) make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33-1/3% of the applicable Fund's total assets. This restriction does not prevent a Fund from purchasing government obligations, short-term commercial paper, or publicly traded debt, including bonds, notes, debentures, certificates of deposit, bankers acceptances and equipment trust certificates, nor does this restriction apply to loans made under insurance policies, or through entry into repurchase agreements, to the extent they may be viewed as loans;

         (6) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets at market value at the time of each investment, except that the Money Market Fund may invest up to 100% of its assets in obligations issued by banks. This limitation does not apply to the Global Utilities Fund or to investments in obligations of the U.S. Government or any of its agencies or instrumentalities but will apply to foreign government obligations unless the Securities and Exchange Commission permits their exclusion;

         (7) issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings;

         (8) purchase securities of an issuer (other than investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or except that each Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order), if as a result with respect to 75% of the value of the Fund's total assets, taken at market value, (i) more than 5% of the Fund's total assets taken at market value would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets may be invested in securities issued or guaranteed by any foreign government or its agencies or instrumentalities, or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. As a matter of operating policy, the Money Market Fund will invest no more than 5% of the value of that Fund's total assets in securities, other than U.S. Government securities of any one issuer, except that the Money Market Fund may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the 1940 Act) of a single issuer for a period of up to three business days after the purchase of such security. This restriction does not apply to the Global Utilities Fund; and

         (9) Each Fund may, not withstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.

NON-FUNDAMENTAL RESTRICTIONS

         The following investment restrictions apply to all of the Funds but are not fundamental. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) None of the Funds will invest more than 15% (10% for the Money Market Fund) of its assets in securities restricted as to disposition under federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days.

         (2) None of the Funds will purchase or retain the securities of any issuer if, to the knowledge of AIM, those officers and Directors of the Company, its adviser or distributor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

         (3) The Company does not currently intend to invest all of the assets of any Fund in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as that Fund.

         (4) The Fund may not invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

                                   MANAGEMENT

DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and executive officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                                          POSITIONS HELD WITH
         NAME, ADDRESS AND AGE                 REGISTRANT        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------                 ----------        ----------------------------------------


*CHARLES T. BAUER (80)                        Director and       Chairman of the Board of Directors,
                                               Chairman          A I M Management Group Inc., A I M Advisors,
                                                                 Inc., and A I M Capital Management, Inc.

BRUCE L. CROCKETT (55)                          Director         Director, ACE Limited (insurance company),
906 Frome Lane                                                   Formerly, Director, President and Chief Executive
McLean, VA 22102                                                 Officer, COMSAT Corporation and Chairman, Board
                                                                 of Governors of INTELSAT, (international
                                                                 communications company).


OWEN DALY II (74)                               Director         Director, Cortland Trust Inc. (investment
Six Blythewood Road                                              company). Formerly, Director, CF & I Steel Corp.,
Baltimore, MD  21210                                             Monumental Life Insurance Company and Monumental
                                                                 General Insurance Company; and Chairman of the
                                                                 Board of Equitable Bancorporation.


EDWARD K. DUNN, JR. (63)                        Director         Chairman of the Board of Directors, Mercantile
2 Hopkins Plaza, 20th Floor                                      Mortgage Corp.  Formerly, Vice Chairman of the
Baltimore, MD  21201                                             Board of Directors and President, Mercantile-Safe
                                                                 Deposit & Trust Co.; and President, Mercantile
                                                                 Bankshares.

JACK FIELDS (47)                                Director         Chief Executive Officer, Texana Global, Inc.
8810 Will Clayton Parkway                                        (foreign trading company) and Twenty First
Jetero Plaza, Suite E                                            Century, Inc. (a governmental affairs company).
Humble, TX 77338                                                 Formerly, Member of the U.S. House of
                                                                 Representatives.


--------------------------
* A director who is an "Interested person of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                          POSITIONS HELD WITH
         NAME, ADDRESS AND AGE                 REGISTRANT        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------                 ----------        ----------------------------------------


*CARL FRISCHLING (62)                           Director         Partner, Kramer, Levin, Naftalis & Frankel (law
919 Third Avenue                                                 firm).  Formerly, Partner, Reid & Priest (law
New York, NY  10022                                              firm).


**ROBERT H. GRAHAM  (52)                      Director and       Director, President and Chief Executive Officer,
                                                President        A I M Management Group Inc.; Director and
                                                                 President, A I M Advisors, Inc.; Director and
                                                                 Senior Vice President, A I M Capital
                                                                 Management, Inc., A I M Distributors, Inc.,
                                                                 A I M Fund Services, Inc., and Fund Management
                                                                 Company; Director, AMVESCAP PLC.


PREMA MATHAI-DAVIS (48)                         Director         Chief Executive Officer, YWCA of the U.S.A.;
350 Fifth Avenue, Suite 301                                      Commissioner, New York City Department for the
New York, NY 10118                                               Aging; and Member, Board of Directors,
                                                                 Metropolitan Transportation Authority of New York
                                                                 State.

LEWIS F. PENNOCK  (56)                          Director         Attorney in private practice in Houston, Texas.
6363 Woodway, Suite 825
Houston, TX  77057

LOUIS S. SKLAR (59)                             Director         Executive Vice President, Development and
Transco Tower, 50th Floor                                        Operations, Hines Interests Limited Partnership
2800 Post Oak Blvd.                                              (real estate development).
Houston, TX  77056


GARY T. CRUM  (51)                        Senior Vice President  Director and President, A I M Capital Management,
                                                                 Inc.; Director and Senior Vice President,
                                                                 A I M Management Group Inc. and A I M Advisors,
                                                                 Inc.; and Director, A I M Distributors, Inc. and
                                                                 AMVESCAP PLC.



--------------------------
* A director who is an "Interested person of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

** A director who is an "Interested person" of the Company as defined in the 1940 Act.

                                          POSITIONS HELD WITH
         NAME, ADDRESS AND AGE                 REGISTRANT        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
         ---------------------                 ----------        ----------------------------------------


CAROL F. RELIHAN  (44)                         Senior Vice       Director, Senior Vice President, General Counsel
                                              President and      and Secretary, A I M Advisors, Inc.; Senior Vice
                                                Secretary        President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President
                                                                 and General Counsel, Fund Management Company;
                                                                 General Counsel and Vice President, A I M Fund
                                                                 Services, Inc.; and Vice President, A I M Capital
                                                                 Management, Inc., and A I M Distributors, Inc.


DANA R. SUTTON  (40)                       Vice President and    Vice President and Fund Controller,
                                                Treasurer        A I M Advisors, Inc.; and Assistant Vice
                                                                 President and Assistant Treasurer, Fund
                                                                 Management Company.


ROBERT G. ALLEY  (50)                        Vice President      Senior Vice President, A I M Capital Management,
                                                                 Inc.; and Vice President,
                                                                 A I M Advisors, Inc.


STUART W. COCO (43)                          Vice President      Senior Vice President, A I M Capital Management,
                                                                 Inc. and Vice President, A I M Advisors, Inc.


MELVILLE B. COX  (55)                        Vice President      Vice President and Chief Compliance Officer,
                                                                 A I M Advisors, Inc., A I M Capital Management,
                                                                 Inc., A I M Distributors, Inc.,  A I M Fund
                                                                 Services, Inc., and Fund Management Company.

KAREN DUNN KELLEY (38)                       Vice President      Senior Vice President, A I M Capital Management,
                                                                 Inc. and Vice President, A I M Advisors, Inc.

EDGAR M. LARSEN (58)                         Vice President      Senior Vice President, A I M Capital Management,
                                                                 Inc.; and Vice President, A I M Advisors, Inc.

         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn (Chairman), Fields, Frischling, Pennock, Sklar and Ms. Mathai-Davis. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a Charter adopted by the Board of Directors and such Committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Sklar (Chairman) and Ms. Mathai-Davis. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such Committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Sklar and Ms. Mathai-Davis. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors of such Committee.

         All of the Company's Directors also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Directors' executive officers hold similar offices with some or all of the other investment companies managed or advised by AIM.

Remuneration of Directors

         Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee thereof. Each director of the Company who is not also an officer of the Company is compensated for his services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of certain other investment companies advised or managed by AIM. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended December 31, 1998 for each director of the
Company:


                                                       RETIREMENT
                                                        BENEFITS
                                     AGGREGATE           ACCRUED              TOTAL
                                   COMPENSATION        BY ALL AIM         COMPENSATION
          DIRECTOR                FROM COMPANY(1)       FUNDS(2)      FROM ALL AIM FUNDS(3)
------------------------------   -----------------   --------------   ---------------------

Charles T. Bauer                 $             -0-   $          -0-      $          -0-
------------------------------   -----------------   --------------      --------------
Bruce L. Crockett                $          13,095   $       37,485      $       96,000
------------------------------   -----------------   --------------      --------------
Owen Daly II                     $          13,095   $      122,898      $       96,000
------------------------------   -----------------   --------------      --------------
Edward K. Dunn, Jr.              $          11,098   $          -0-      $       78,889
------------------------------   -----------------   --------------      --------------
Jack Fields                      $          13,024   $       15,826      $       95,500
------------------------------   -----------------   --------------      --------------
Carl Frischling(4)               $          13,024   $       97,791      $       95,500
------------------------------   -----------------   --------------      --------------
Robert H. Graham                 $             -0-   $          -0-      $          -0-
------------------------------   -----------------   --------------      --------------
John F. Kroeger(5)               $           8,980   $      107,896      $       91,654
------------------------------   -----------------   --------------      --------------
Prema Mathai-Davis               $           4,625   $          -0-      $       32,636
------------------------------   -----------------   --------------      --------------
Lewis F. Pennock                 $          13,024   $       45,766      $       95,500
------------------------------   -----------------   --------------      --------------
Ian W. Robinson(6)               $          12,876   $       94,442      $       94,500
------------------------------   -----------------   --------------      --------------
Louis S. Sklar                   $          12,952   $       90,232      $       95,500
------------------------------   -----------------   --------------      --------------

-------------------------

(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended December 31, 1998, including interest earned thereon, was $60,584.

(2) During the fiscal year ended December 31, 1998, the total amount of expenses allocated to the Company in respect of such retirement benefits was $21,293. Data reflects compensation estimated for the calendar year ended December 31, 1998.

(3) Each Director serves as a director or trustee of a total of 12 registered investment companies advised by AIM. Data reflects compensation estimated for the calendar year ended December 31, 1998.

(4) The Company paid the law firm of Kramer, Levin, Naftalis & Frankel LLP $35,121 in legal fees for services provided to the Funds during the fiscal year ended December 31, 1998. Mr. Frischling, a Director of the Company, is a partner in such firm.

(5) Mr. Kroeger was a director until June 11, 1998, when he resigned. On that date he became a consultant to the Company. Of the amount listed above $4,723 was for compensation for service as a director and the remainder as a consultant. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustee."

(6)      Mr. Robinson was a director until March 12, 1999, when he retired.

AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) and based on the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Mathai-Davis, Pennock, Robinson and Sklar are 11, 12, 1, 2, 21, 21, 1, 17, 11 and 9 years, respectively.


                        ANNUAL BENEFITS UPON RETIREMENT



                    Number of                      Annual Retirement
                     Years of                     Paid By All AIM Funds
                   Service With
                the Applicable AIM
                      Funds
                ------------------                ---------------------
                            10                         $   67,500
                    ----------                         ----------
                             9                         $   60,750
                    ----------                         ----------
                             8                         $   54,000
                    ----------                         ----------
                             7                         $   47,250
                    ----------                         ----------
                             6                         $   40,500
                    ----------                         ----------
                             5                         $   33,750
                    ----------                         ----------


Deferred Compensation Agreements

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors elected to defer receipt of 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five
(5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.

INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

         Each Fund has entered into a master investment advisory agreement (the "Advisory Agreement") dated February 28, 1997, and a master administrative services agreement (the "Administrative Services Agreement"), dated May 1, 1998, with AIM. A prior investment advisory agreement with substantially identical terms to the Advisory Agreement was in effect prior to February 28, 1997. A prior master administrative services agreement ("Prior Administrative Services Agreement") with substantially similar terms to the Administrative Services Agreement, was in effect prior to May 1, 1998. In addition, AIM has entered into a Sub-Advisory Agreement, dated December 14, 1998, (the "Sub-Advisory Agreement") with INVESCO Asset Management Limited ("INVESCO"), an indirect wholly owned subsidiary of AMVESCAP PLC, with respect to Global Growth and Income Fund. The address of INVESCO is 11 Devonshire Square, London, England EC2 M4YR. See "Fund Management" in the Prospectus.

         AIM was organized in 1976, and along with its subsidiaries, manages or advises over 110 investment portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group, Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

         AIM and the Company have adopted a Code of Ethics (the "Code of Ethics") which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics,
(b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security,
(ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Advisory Agreement for the Funds provides that each Fund will pay all expenses of the Fund, including, without limitation: brokerage commissions, taxes, legal, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Company on behalf of the Funds in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise explicitly provided.

         The Advisory Agreement for the Funds and the Sub-Advisory Agreement for Global Growth and Income Fund provides that the agreement will remain in effect for the initial term and continue in effect from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Advisory Agreement was initially approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on December 11, 1996 and was approved by the Funds' shareholders on February 7, 1997. The Board of Directors of the Company approved the continuance of the Agreement until June 30, 1998. The Advisory Agreement became effective on February 28, 1997. The Sub-Advisory Agreement was initially approved by the Company's Board of Directors (including the affirmative vote of all of the Non-Interested Directors) on September 26, 1998. The Sub-Advisory Agreement became effective December 14, 1998. The Advisory Agreement provides that the Company, AIM (in the case of the Advisory Agreement) or INVESCO (in the case of the Sub-Advisory Agreement) may terminate such agreement with respect to any Fund(s) on sixty (60) days' written notice without penalty. Each agreement terminates automatically in the event of its assignment. As compensation for its services, AIM pays 0.40% of the advisory fees it receives pursuant to the Advisory Agreement with respect to Global Growth and Income Fund to INVESCO.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Fund's detriment during the period stated in the agreement between AIM and the Fund.

         Pursuant to the Advisory Agreement, AIM receives a fee from each of AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Diversified Income Fund AIM V.I. Global Growth and Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, AIM V.I. Money Market Fund, AIM V.I. Telecommunications Fund and AIM V.I. Value Fund calculated at the following annual rate, based on the average daily net assets of the Fund during the year:


                       AIM V.I. CAPITAL APPRECIATION FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                              AIM V.I. GROWTH FUND
                        AIM V.I. GROWTH AND INCOME FUND
                              AIM V.I. VALUE FUND

                                                                 ANNUAL
NET ASSETS                                                        RATE
----------                                                      --------
First $250 million.............................................   0.65%
Over $250 million .............................................   0.60%

                                          AIM V.I. AGGRESSIVE GROWTH FUND

                                                                                                    ANNUAL
NET ASSETS                                                                                           RATE
----------                                                                                          ------
First $150 million...............................................................................   0.80%
Over $150 million ...............................................................................  0.625%

                                              AIM V.I. BALANCED FUND

                                                                                                    ANNUAL
NET ASSETS                                                                                           RATE
----------                                                                                          ------
First $150 million...............................................................................   0.75%
Over $150 million ...............................................................................   0.50%

                                         AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                                                    ANNUAL
NET ASSETS                                                                                           RATE
----------                                                                                          ------
First $350 million...............................................................................   0.75%
Over $350 million ...............................................................................  0.625%

                                         AIM V.I. DIVERSIFIED INCOME FUND

                                                                                                    ANNUAL
NET ASSETS                                                                                           RATE
----------                                                                                          ------
First $250 million...............................................................................   0.60%
Over $250 million ...............................................................................   0.55%

                                      AIM V.I. GLOBAL GROWTH AND INCOME FUND
                                         AIM V.I. TELECOMMUNICATIONS FUND

                                                                                                    ANNUAL
NET ASSETS                                                                                           RATE
----------                                                                                          ------
Average Daily Net Assets.........................................................................    1.00%

                                        AIM V.I. GOVERNMENT SECURITIES FUND

                                                                                                    ANNUAL
NET ASSETS                                                                                           RATE
----------                                                                                          ------
First $250 million...............................................................................    0.50%
Over $250 million ...............................................................................    0.45%

                                             AIM V.I. HIGH YIELD FUND

                                                                                                    ANNUAL
NET ASSETS                                                                                           RATE
----------                                                                                          ------
First $200 million ............................................................................... 0.625%
Next $300 million ................................................................................  0.55%
Next $500 million ................................................................................  0.50%
Amount over $1 billion............................................................................  0.45%

                                        AIM V.I. INTERNATIONAL EQUITY FUND

                                                                                                    ANNUAL
NET ASSETS                                                                                           RATE
----------                                                                                          ------
First $250 million................................................................................  0.75%
Over $250 million ................................................................................  0.70%

                                            AIM V.I. MONEY MARKET FUND

                                                                                                    ANNUAL
NET ASSETS                                                                                           RATE
----------                                                                                          ------
First $250 million ...............................................................................  0.40%
Over $250 million ................................................................................  0.35%


         Each of the following Funds (except the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) paid to AIM a management fee (net of fee waivers) for the fiscal years ended December 31, 1998, December 31, 1997, and December 31, 1996, under the Advisory Agreement and a prior, substantially identical advisory agreement, as follows:

                                             December 31,         December 31,       December 31,
                                                  1998               1997                 1996
                                                  ----               ----                 ----
AIM V.I. Aggressive Growth Fund*           $          1,609               N/A             N/A
AIM V.I. Balanced Fund*                    $            -0-               N/A             N/A
AIM V.I. Capital Appreciation Fund         $      3,521,837        $3,083,708          $1,884,838
AIM V.I. Capital Development Fund*         $            -0-               N/A             N/A
AIM V.I. Diversified Income Fund           $        580,119        $                   $  306,235
AIM V.I. Global Utilities Fund             $        161,488        $  106,309          $   57,054
AIM V.I. Government Securities Fund        $        221,956        $  138,550          $  107,471
AIM V.I. Growth Fund                       $      1,941,818        $1,453,488          $  916,484
AIM V.I. Growth and Income Fund            $      5,556,833        $2,609,695          $  678,242
AIM V.I. High Yield Fund*                  $            -0-        N/A                    N/A
AIM V.I. International Equity Fund         $      1,744,127        $1,519,323          $  924,578
AIM V.I. Money Market Fund                 $        252,407        $  254,546          $  264,855
AIM V.I. Value Fund                        $      5,570,566        $3,303,799          $1,955,091

* Fees paid were for the period May 1, 1998 (date operations commenced) through December 31, 1998.

         For the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, AIM waived management fees for each Fund (except the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) as follows:

                                                         December 31,      December 31,  December 31,
                                                             1998             1997           1996
                                                             ----             ----           ----
AIM V.I. Aggressive Growth Fund*                          $   11,445          N/A            N/A
AIM V.I. Balanced Fund*                                   $   21,238          N/A            N/A
AIM V.I. Capital Appreciation Fund                        $      -0-        $     -0-      $     -0-
AIM V.I. Capital Development Fund*                        $    9,522          N/A            N/A
AIM V.I. Diversified Income Fund                          $      -0-        $     -0-      $     -0-
AIM V.I. Global Utilities Fund                            $      -0-        $     -0-      $  15,954
AIM V.I. Government Securities Fund                       $      -0-        $     -0-      $     -0-
AIM V.I. Growth Fund                                      $      -0-        $     -0-      $     -0-
AIM V.I. Growth and Income Fund                           $      -0-        $     -0-      $     -0-
AIM V.I. High Yield Fund*                                 $   20,728          N/A            N/A
AIM V.I. International Equity Fund                        $      -0-        $     -0-      $     -0-
AIM V.I. Money Market Fund                                $      -0-        $     -0-      $     -0-
AIM V.I. Value Fund                                       $      -0-        $     -0-      $     -0-

* Fees waived were for the period May 1, 1998 (date operations commenced) through December 31, 1998.

         In addition to the management fees paid by each Fund (except the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) for the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, AIM absorbed other expenses as follows:

                                                              December 31,       December 31,    December 31,
                                                                  1998               1997            1996
                                                                  ----               ----            ----
AIM V.I. Aggressive Growth Fund*                             $      43,400           N/A             N/A
AIM V.I. Balanced Fund*                                      $      25,501           N/A             N/A
AIM V.I. Capital Appreciation Fund                           $         -0-        $      -0-      $     -0-
AIM V.I. Capital Development Fund*                           $      48,808           N/A             N/A
AIM V.I. Diversified Income Fund                             $         -0-        $      -0-      $     -0-
AIM V.I. Global Utilities Fund                               $         -0-        $      -0-      $     -0-
AIM V.I. Government Securities Fund                          $         -0-        $      -0-      $     -0-
AIM V.I. Growth Fund                                         $         -0-        $      -0-      $     -0-
AIM V.I. Growth and Income Fund                              $         -0-        $      -0-      $     -0-
AIM V.I. High Yield Fund*                                    $      24,798           N/A             N/A
AIM V.I. International Equity Fund                           $         -0-        $      -0-      $     -0-
AIM V.I. Money Market Fund                                   $         -0-        $      -0-      $     -0-
AIM V.I. Value Fund                                          $         -0-        $      -0-      $     -0-

* Fee amounts are for the period May 1, 1998 (date operations commenced) through December 31, 1998.

         The Administrative Services Agreement for the Funds provides that AIM may perform certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of its expenses. In addition, AIM provides, or assures that Participating Insurance Companies will provide, certain services implementing the Company's funding arrangements with Participating Insurance Companies. These services include: establishment of compliance procedures; negotiation of participation agreements; preparation of prospectuses, financial reports and proxy statements for existing Contractowners; maintenance of master accounts; facilitation of purchases and redemptions requested by Contractowners; distribution to existing Contractowners of copies of prospectuses, proxy materials, periodic Fund reports and other materials; maintenance of records; and Contractowner services and communication. Effective May 1, 1998, the Funds reimburse AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, currently in an amount up to 0.25% of the average net asset value of each Fund in excess of the net asset value of each Fund on April 30, 1998.

         The Administrative Services Agreement for the Funds provides that the agreement will remain in effect for the initial term and continue in effect from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of the Non-Interested Directors, by votes cast in person at a meeting called for such purpose. The agreement terminates automatically in the event of its assignment or in the event of termination of the Master Investment Advisory Agreement.

         For the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, AIM received reimbursement of administrative services costs from each of the Funds (except the AIM V.I. Global Growth and Income Fund and the AIM V.I. Telecommunications Fund) pursuant to the Prior Administrative Services Agreement as follows:

                                                             December 31,             December 31,          December 31,
                                                                 1998                     1997                  1996
                                                                 ----                     ----                  ----
AIM V.I. Aggressive Growth Fund*                            $       26,658                N/A                   N/A
AIM V.I. Balanced Fund*                                     $       26,649                N/A                   N/A
AIM V.I. Capital Appreciation Fund                          $       62,063               $43,588               $46,623
AIM V.I. Capital Development Fund*                          $       26,658                N/A                   N/A
AIM V.I. Diversified Income Fund                            $       47,528               $48,683               $49,500
AIM V.I. Global Utilities Fund                              $       46,855               $47,128               $47,729
AIM V.I. Government Securities Fund                         $       50,152               $37,872               $38,695
AIM V.I. Growth Fund                                        $       57,128               $44,692               $39,552
AIM V.I. Growth and Income Fund                             $      296,138               $43,065               $38,784
AIM V.I. High Yield Fund*                                   $       28,103                N/A                   N/A
AIM V.I. International Equity Fund                          $       76,026               $59,724               $58,644
AIM V.I. Money Market Fund                                  $       36,480               $38,289               $29,412
AIM V.I. Value Fund                                         $      420,725               $53,632               $47,116

* Fees paid were for the period May 1, 1998 (date operations commenced) through December 31, 1998.

THE DISTRIBUTION AGREEMENT

         The Funds have entered into a master distribution agreement (the "Distribution Agreement") with AIM Distributors, dated February 28, 1997. Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the heading "Fund Management." The Distribution Agreement provides that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to the sale of Fund shares. The Distribution Agreement provides that the Funds shall bear the expenses of qualification of shares of the Fund for sale in connection with the public offering in any jurisdictions where qualification is required by law. AIM Distributors has not undertaken to sell any specified number of shares of the Funds.

         The Distribution Agreement for the Funds provides that it will continue in effect for its initial term and from year to year thereafter only if such continuance is specifically approved at least annually (i) by the Company's Board of Directors or by the vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act); and (ii) by the affirmative vote of a majority of Non-Interested Directors by votes cast in person at a meeting called for such purpose. The Company or AIM Distributors may terminate its Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share (or share price) of each of the Funds will be determined as of the close of regular trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each "business day of the Fund." In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern
Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day.

For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. A "business day of a Fund" is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a Fund is determined by subtracting the liabilities (e.g., the expenses) of the Fund from the assets of the Fund and dividing the result by the total number of shares outstanding of such Fund. The determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         VALUATION OF INVESTMENTS OF ALL FUNDS EXCEPT THE MONEY MARKET FUND. Among other items, a Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers and in accordance with methods which are specifically authorized by the Board of Directors of the Company. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

         VALUATION OF THE MONEY MARKET FUND'S INVESTMENTS. The Money Market Fund uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent; therefore, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Company can give no assurance that the Fund can maintain a $1.00 net asset value per share.

         FUTURE CONTRACTS. Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund that has entered into the futures contract records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

         For the Money Market Fund: The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Fund and rounding the resulting per share net asset value to the nearest one cent. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Yield Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. The Fund will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Fund's Board of Directors has determined present minimal credit risk. Rule 2a-7 also requires, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 397 calendar days or less.

         The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Fund as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Directors at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Directors determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Directors deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

         The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

         For All Other Funds: The net asset value per share of each Fund is normally determined daily as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Company. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined at such times as trading is completed. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

                       PURCHASE AND REDEMPTION OF SHARES

         The Company offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Company. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges.
Currently several insurance company separate accounts invest in the Funds.

         The Company, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

         The Board of Directors monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board of Directors may require a separate account or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

         Each Fund ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Fund's net asset value per share next computed on the day on which the separate account processes such transactions. Each Fund effects orders to purchase or redeem its shares that are not based on such transactions at the Fund's net asset value per share next computed on the day on which the Fund receives the orders.

         Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the Contract.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         DIVIDENDS AND DISTRIBUTIONS. The Funds declare and distribute dividends representing substantially all net investment income as follows:

                                                                          DIVIDENDS            DIVIDENDS
                                                                          DECLARED                PAID
                                                                          --------                ----
         AIM V.I. Aggressive Growth Fund ................................ annually              annually
         AIM V.I. Balanced Fund ......................................... annually              annually
         AIM V.I. Capital Appreciation Fund ............................. annually              annually
         AIM V.I. Capital Development Fund .............................. annually              annually
         AIM V.I. Diversified Income Fund ............................... annually              annually
         AIM V.I. Global Utilities Fund ................................. annually              annually
         AIM V.I. Global Growth and Income Fund ......................... annually              annually
         AIM V.I. Government Securities Fund ............................ annually              annually

         AIM V.I. Growth Fund ........................................... annually              annually
         AIM V.I. Growth and Income Fund ................................ annually              annually
         AIM V.I. High Yield Fund ....................................... annually              annually
         AIM V.I. International Equity Fund ............................. annually              annually
         AIM V.I. Money Market Fund .....................................    daily                 daily
         AIM V.I. Telecommunications Fund................................ annually              annually
         AIM V.I. Value Fund ............................................ annually              annually

         Substantially all net realized capital gains, if any, are distributed on an annual basis, except for the Money Market Fund, which may distribute net realized short-term gains more frequently.

         All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

         TAX MATTERS. Each series of shares of the Company is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

         In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

         Any Fund's transactions in non-equity options, forward contracts, futures contracts and foreign currency will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of fund securities and convert short-term capital losses into long-term capital losses. These losses could therefore affect the amount, timing and character of distributions.

         The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

         Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

         Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.

         Each Fund is treated as a separate association taxable as a corporation.

         Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. Accordingly, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs).

         The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year at least 98% of its ordinary income for the calendar year, at least 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year and certain other amounts. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.

         As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2).

         Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.

                           MISCELLANEOUS INFORMATION

ORGANIZATION OF THE COMPANY

         The Company was organized on January 22, 1993 as a Maryland corporation, and is registered with the Securities and Exchange Commission as an open-end, series, management investment company. The Company currently consists of thirteen separate portfolios (i.e., the Funds).

         The authorized capital stock of the Company consists of 4,000,000,000 shares of common stock with a par value of $.001 per share, of which 250,000,000 shares are classified AIM V.I. AGGRESSIVE GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. BALANCED FUND shares, 250,000,000 shares are classified AIM V.I. CAPITAL APPRECIATION FUND shares, 250,000,000 shares are classified AIM V.I. CAPITAL DEVELOPMENT FUND shares, 250,000,000 shares are classified AIM V.I. DIVERSIFIED INCOME FUND shares, 250,000,000 shares are classified AIM V.I. GLOBAL GROWTH AND INCOME FUND shares, 250,000,000 shares are classified AIM V.I. GLOBAL UTILITIES FUND shares, 250,000,000 shares are classified AIM V.I. GOVERNMENT SECURITIES FUND shares, 250,000,000 are classified AIM V.I. GROWTH FUND shares, 250,000,000 shares are classified AIM V.I. GROWTH AND INCOME FUND shares, 250,000,000 shares are classified AIM V.I. HIGH YIELD FUND shares, 250,000,000 shares are classified AIM V.I. INTERNATIONAL EQUITY FUND shares, 250,000,000 shares are classified AIM V.I. MONEY MARKET FUND shares, 250,000,000 shares are classified AIM V.I. TELECOMMUNICATIONS FUND shares, 250,000,000 shares are classified AIM V.I. VALUE FUND shares, and the balance of which are unclassified.

         The shares of each Fund have equal rights with respect to voting, except that (i) the holders of shares of a particular Fund voting together will have the exclusive right to vote on matters (such as advisory fees) pertaining solely to that Fund, and (ii) the holders of shares of a particular Fund will have the exclusive right to vote on matters pertaining to distribution plans, if any such plans are adopted, relating solely to such Fund. Shareholders of the Funds do not have cumulative voting rights.

         The Company understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from Contract owners, annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

         Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

         There are not preemptive or conversion rights applicable to any of the Company's shares. Each Fund's shares, when issued, are fully paid and non-assessable.

AUDIT REPORTS

         The Company furnishes semi-annual reports containing information about the Funds and their operations, including a list of the investments held in each Fund's portfolio and their respective financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of Tait, Weller & Baker, Two Penn Center Plaza, Philadelphia, PA 19102, serves as the auditors of each Fund.

LEGAL MATTERS

         Freedman, Levy, Kroll & Simonds, Washington, D.C. has advised the Company on certain federal securities law matters.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, is custodian of all securities and cash of the Funds. The custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Portfolios, and performs certain other ministerial duties. State Street also acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay State Street such compensation as may be agreed upon from time to time.

PRINCIPAL HOLDERS OF SECURITIES

         To the best of the knowledge of each Fund, the names of the record holders of 5% or more of the outstanding shares of the Fund as of April 1, 1999, and the percentage of the outstanding shares of such Fund owned by such shareholders as of such date are set out below. The address of A I M Advisors, Inc. is 11 Greenway Plaza, Suite 100, Houston, TX 77046. The address of Connecticut General Life Insurance Company is 900 Cottage Grove Road, Hartford, CT 06152-2321. The address of Glenbrook Life and Annuity Company is 3100 Sanders Road, N4C, Northbrook, IL 60062. The address of IDS Life Insurance Company is IDS Tower 10, T27/52, Minneapolis, MN 55440. The address of Merrill Lynch Life Insurance Company is 800 Scudders Mill Road, Plainsboro, NJ 08536. The address of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey is Gateway Center Three, 13th Floor, Newark, NJ 07102. The address of First Citicorp Life Insurance Company is One Court Square, Long Island City, NY 11120. The address of Union Central Life Insurance Company is 1876 Waycross Road, Cincinnati, OH 45240. The address for Hartford Life Insurance Company is 200 Hopmeadow Street, Simsburg, CT 06089. The address of Security Life of Denver Insurance Company is 1290 Broadway, Denver, CO 80203.

AIM V.I. AGGRESSIVE GROWTH FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

Glenbrook Life & Annuity Company                          -0-                   -0-                  83.18%*

A I M Advisors, Inc.                                      -0-                   -0-                  16.82%






-------------------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. BALANCED FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

Glenbrook Life & Annuity Company                          -0-                   -0-                  70.87%*

Union Central Life Insurance Company                      -0-                   -0-                  23.13%

A I M Advisors, Inc.                                      -0-                   -0-                   6.01%

AIM V.I. CAPITAL APPRECIATION FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

Connecticut General Life Insurance Company                -0-                   -0-                  44.73%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  19.20%

Merrill Lynch Life Insurance Company                      -0-                   -0-                  14.57%

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

Glenbrook Life & Annuity Company                          -0-                   -0-                  75.19%*

A I M Advisors, Inc.                                      -0-                   -0-                  24.81%






-------------------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. DIVERSIFIED INCOME FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

Connecticut General Life Insurance Company                -0-                   -0-                  63.37%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  31.41%*

AIM V.I. GLOBAL UTILITIES FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

Connecticut General Life Insurance Company                -0-                   -0-                  59.47%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  38.70%*

AIM V.I. GOVERNMENT SECURITIES FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

Connecticut General Life Insurance Company                -0-                   -0-                  43.56%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  21.45%

First Citicorp Life Insurance Company                     -0-                   -0-                  20.33%

Security Life of Denver Insurance Company                 -0-                   -0-                   6.00%





-------------------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. GROWTH FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

Connecticut General Life Insurance Company                -0-                   -0-                  61.10%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  27.31%*

AIM V.I. GROWTH AND INCOME FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

IDS Life Insurance Company                                -0-                   -0-                  62.15%*

Connecticut General Life Insurance Company                -0-                   -0-                  11.77%

Glenbrook Life & Annuity Company                          -0-                   -0-                  10.29%

Pruco Life Insurance Company                              -0-                   -0-                   7.75%

AIM V.I. HIGH YIELD FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

Glenbrook Life & Annuity Company                          -0-                   -0-                  50.74%*

Hartford Life Insurance Company                           -0-                   -0-                  24.98%

A I M Advisors, Inc.                                      -0-                   -0-                  24.29%









-------------------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

AIM V.I. INTERNATIONAL EQUITY FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

Connecticut General Life Insurance Company                -0-                   -0-                  60.77%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  23.38%

First Citicorp Life Insurance Company                     -0-                   -0-                   6.25%

AIM V.I. MONEY MARKET FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

Connecticut General Life Insurance Company                -0-                   -0-                  68.76%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  29.91%*

AIM V.I. VALUE FUND

                                                     PERCENT OWNED         PERCENT OWNED
         NAME OF                                       OF RECORD           BENEFICIALLY           PERCENT OWNED
      RECORD OWNER                                 AND BENEFICIALLY            ONLY              OF RECORD ONLY
      ------------                                 ----------------            ----              --------------

Connecticut General Life Insurance Company                -0-                   -0-                  35.42%*

Merrill Lynch Life Insurance Company                      -0-                   -0-                  27.63%*

Glenbrook Life & Annuity Company                          -0-                   -0-                  13.55%

Pruco Life Insurance Company of New Jersey                -0-                   -0-                  11.52%









-------------------------

* A shareholder who beneficially owns more than 25% of the voting securities of a Fund may be presumed to "control" the Fund. The Funds understand that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with instructions received from Contract owners, annuitants and beneficiaries. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

         A I M Advisors, Inc. provided the initial capitalization of the AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund and, accordingly, as of the date of this Statement of Additional Information, owned all the outstanding shares of common stock of the Funds. Although the Funds expect that the sale of its shares to the public pursuant to the Prospectus will promptly reduce the percentage of such shares owned by A I M Advisors, Inc. to less than 1% of the total shares outstanding, as long as A I M Advisors, Inc. owns over 25% of the shares of the Fund that are outstanding, it may be presumed to be in "control" of the Fund, as defined in the 1940 Act.

         As of April 1, 1999, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of the Company.

OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                                                                     APPENDIX A
-------------------------------------------------------------------------------

                     DESCRIPTION OF CORPORATE BOND RATINGS

         Investment grade debt securities are those rating categories indicated by an asterisk (*).

         Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

         *Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         *Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         *A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         *Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Standard and Poor's Ratings Services classifications are as follows:

         *AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         *AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         *A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         *BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

         BB, B, CCC, CC, C -- Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, It faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB --" rating.

         B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely Impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB --" rating.

         CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it's not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B --" rating.

         CC -- The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

         C -- The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC--" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         C1 -- The rating "C1" is reserved for income bonds on which no interest is being paid.

         D -- Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The rating from "AA" to "CCC" maybe modified by the addition of a plus or minus sign to show relative standing within the major categories.

         Duff & Phelps fixed-income ratings are as follows:

         *AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         *AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         *A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         *BBB+, BBB, BBB- -- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

         B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

         CCC -- Well below investment grade securities. May be in default or have considerable uncertainty as to timely payment of Interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

         Fitch IBCA Inc.'s bond ratings are as follows:

         *AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         *AA -- Bonds considered to be Investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

         *A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         *BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         B -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC -- Bonds have certain Identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C -- Bonds are in imminent default in payment of interest or principal.

         DDD, DD, and D -- Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

         Plus (+) Minus (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA", "DDD", "DD", or "D" categories.

                                                                     APPENDIX B
-------------------------------------------------------------------------------

                DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED
               BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

         The following list includes certain common Agency Securities, as defined In the Prospectus, and does not purport to be exhaustive.

         EXPORT-IMPORT BANK CERTIFICATES -- are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

         FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS -- are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government.

         FEDERAL HOME LOAN BANK NOTES AND BONDS -- are notes and bonds issued by the Federal Home Loan Bank System.

         DEBENTURES -- are debentures issued by the Federal Housing Authority of the U.S. Government.

         FHA INSURED NOTES -- are bonds issued by the Farmers Home Administration of the U.S. Government.

         FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS -- are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

         FHLMC PARTICIPATION CERTIFICATES OR "FREDDIE MACS" -- represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consists of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,000, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

         FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS -- are bonds issued and guaranteed by FNMA, a federally chartered and privately-owned corporation.

         FNMA PASS-THROUGH CERTIFICATES OR "FANNIE MAES" -- are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

         Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

         Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loan must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-value ratio, loan term, underwriting standards and insurance coverage.

         All mortgage loans are held by FNMA as trustee pursuant to a trust indenture for the benefit of Certificate holders. The trust indenture gives FNMA responsibility for servicing and administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, all under FNMA supervision. FNMA may remove service providers for cause.

         The pass-through rate on FNMA Certificates is the lowest annual interest rate borne by an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan in the pool and certain other amounts collected, such as late charges.

         The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

         FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pools market Certificates based on a pro rata interest in the aggregate pool. The amount of FNMA Certificates currently outstanding is limited.

         GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES" -- are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

         GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "modified pass-through" securities because they entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

         The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose little risk to principal investment because of the GNMA guarantee.

         As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of a single family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

         As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

         The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

         Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

         SERVICES ADMINISTRATION ("GSA") PARTICIPATION CERTIFICATES -- are participation certificates issued by the General Services Administration of the U.S. Government.

         MARITIME ADMINISTRATION BONDS -- are bonds issued and provided by the Department of Transportation of the U.S. Government.

         NEW COMMUNITIES DEBENTURES -- are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

         PUBLIC HOUSING NOTES AND BONDS -- are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

         SBA DEBENTURES -- are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

         SLMA DEBENTURES -- are debentures backed by the Student Loan Marketing Association.

         TITLE XI BONDS -- are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

         WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS -- are bonds issued by the Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                                                                     APPENDIX C
-------------------------------------------------------------------------------

                    DESCRIPTION OF MONEY MARKET OBLIGATIONS

         The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Funds reserve the right to invest in Money Market Obligations other than those listed below:

1. GOVERNMENT OBLIGATIONS.

         U.S. GOVERNMENT DIRECT OBLIGATIONS -- Bills, notes, and bonds issued by the U.S. Treasury.

         U.S. GOVERNMENT AGENCIES SECURITIES -- Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

         FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities Issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

2. BANK INSTRUMENTS.

         BANKERS' ACCEPTANCES -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

         TIME DEPOSITS -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

         EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

         YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

3. COMMERCIAL INSTRUMENTS.

         COMMERCIAL PAPER -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

         VARIABLE RATE MASTER DEMAND NOTES -- Variable rate master demand notes are unsecured demand notes that permit Investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria as discussed in the Statement of Additional Information under "Investment Programs." The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All variable rate master demand notes acquired by the Money Market Fund will be payable within a prescribed notice period not to exceed seven days.

4. REPURCHASE AGREEMENTS.

         A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

5. TAXABLE MUNICIPAL SECURITIES.

         Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

                             FINANCIAL STATEMENTS


                                      FS

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Aggressive Growth Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Aggressive Growth Fund, as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999
                        AIM V.I. AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
December 31, 1998

                                                         MARKET
                                               SHARES    VALUE

COMMON STOCKS - 82.28%

AEROSPACE/DEFENSE - 0.36%

AAR Corp.                                          500 $   11,938
-----------------------------------------------------------------
Aviation Sales Co.(a)                              100      4,063
-----------------------------------------------------------------
                                                           16,001
-----------------------------------------------------------------

AIR FREIGHT - 0.19%

Expeditors International of Washington, Inc.       200      8,400
-----------------------------------------------------------------

AIRLINES - 0.61%

ASA Holdings, Inc.                                 100      3,050
-----------------------------------------------------------------
Atlantic Coast Airlines Holdings(a)                500     12,500
-----------------------------------------------------------------
Ryanair Holdings PLC-ADR (Ireland)(a)              300     11,325
-----------------------------------------------------------------
                                                           26,875
-----------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.64%

Danaher Corp.                                      200     10,862
-----------------------------------------------------------------
Gentex Corp.(a)                                    500     10,000
-----------------------------------------------------------------
Tower Automotive, Inc.(a)                          300      7,482
-----------------------------------------------------------------
                                                           28,344
-----------------------------------------------------------------

BANKS (REGIONAL) - 2.09%

Bank United Corp. - Class A                        200      7,850
-----------------------------------------------------------------
Centennial Bancorp(a)                              300      5,625
-----------------------------------------------------------------
Centura Banks, Inc.                                100      7,438
-----------------------------------------------------------------
Community First Bankshares, Inc.                   600     12,638
-----------------------------------------------------------------
First Republic Bank(a)                             300      7,518
-----------------------------------------------------------------
First Washington Bancorp, Inc.                     200      4,800
-----------------------------------------------------------------
Provident Bankshares Corp.                         200      4,975
-----------------------------------------------------------------
Silicon Valley Bancshares(a)                       200      3,406
-----------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)               500      8,938
-----------------------------------------------------------------
Sterling Bancshares, Inc.                          300      4,462
-----------------------------------------------------------------
Trustmark Corp.                                    200      4,525
-----------------------------------------------------------------
Westamerica Bancorp.                               200      7,350
-----------------------------------------------------------------
Zions Bancorp.                                     200     12,475
-----------------------------------------------------------------
                                                           92,000
-----------------------------------------------------------------

BIOTECHNOLOGY - 0.78%

Curative Health Services, Inc.(a)                  200      6,700
-----------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                        700     18,834
-----------------------------------------------------------------
PathoGenesis Corp.(a)                              100      5,800
-----------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)        100      3,006
-----------------------------------------------------------------
                                                           34,340
-----------------------------------------------------------------


                                                             MARKET
                                                   SHARES    VALUE

BROADCASTING (TELEVISION, RADIO & CABLE) - 1.26%

Chancellor Media Corp.(a)                              200 $    9,575
---------------------------------------------------------------------
Heftel Broadcasting Corp.(a)                           800     39,400
---------------------------------------------------------------------
Jacor Communications, Inc.(a)                          100      6,437
---------------------------------------------------------------------
                                                               55,412
---------------------------------------------------------------------

BUILDING MATERIALS - 0.13%

NCI Building Systems, Inc.(a)                          200      5,625
---------------------------------------------------------------------

CHEMICALS (SPECIALTY) - 0.33%

OM Group, Inc.                                         400     14,600
---------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.12%

Brightpoint, Inc.(a)                                 2,200     30,250
---------------------------------------------------------------------
Comverse Technology, Inc.(a)                           500     35,500
---------------------------------------------------------------------
Dycom Industries, Inc.(a)                              200     11,425
---------------------------------------------------------------------
REMEC, Inc.(a)                                         400      7,200
---------------------------------------------------------------------
Tekelec(a)                                             300      4,968
---------------------------------------------------------------------
VideoServer, Inc.(a)                                   200      3,675
---------------------------------------------------------------------
                                                               93,018
---------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.82%

Brooktrout Technology, Inc.(a)                         200      3,425
---------------------------------------------------------------------
IDX Systems Corp.(a)                                   100      4,400
---------------------------------------------------------------------
Micron Electronics, Inc.(a)                            800     13,850
---------------------------------------------------------------------
National Instruments Corp.(a)                          200      6,825
---------------------------------------------------------------------
Visual Networks, Inc.(a)                               200      7,500
---------------------------------------------------------------------
                                                               36,000
---------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.85%

Broadcom Corp.(a)                                      200     24,150
---------------------------------------------------------------------
International Network Services(a)                      200     13,300
---------------------------------------------------------------------
                                                               37,450
---------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.27%

Cybex Computer Products Corp.(a)                       300      8,812
---------------------------------------------------------------------
Jabil Circuit, Inc.(a)                                 200     14,925
---------------------------------------------------------------------
Network Appliance, Inc.(a)                             800     36,000
---------------------------------------------------------------------
QLogic Corp.(a)                                        100     13,087
---------------------------------------------------------------------
SMART Modular Technologies, Inc.(a)                    600     16,650
---------------------------------------------------------------------
Xircom, Inc.(a)                                        300     10,200
---------------------------------------------------------------------
                                                               99,674
---------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                               MARKET
                                                     SHARES    VALUE
COMPUTERS (SOFTWARE & SERVICES) - 11.96%

American Management Systems, Inc.(a)                     200 $    8,000
-----------------------------------------------------------------------
Aspect Development, Inc.(a)                              200      8,863
-----------------------------------------------------------------------
Avant! Corp.(a)                                          400      6,400
-----------------------------------------------------------------------
AVT Corp.(a)                                             400     11,600
-----------------------------------------------------------------------
AXENT Technologies, Inc.(a)                              400     12,225
-----------------------------------------------------------------------
Business Objects S.A.-ADR (France)(a)                    300      9,750
-----------------------------------------------------------------------
Check Point Software Technologies Ltd.(a) (Israel)       400     18,325
-----------------------------------------------------------------------
Citrix Systems, Inc.(a)                                  400     38,825
-----------------------------------------------------------------------
Computer Management Sciences, Inc.(a)                    500      8,688
-----------------------------------------------------------------------
Concord Communications, Inc.(a)                          200     11,350
-----------------------------------------------------------------------
Concord EFS, Inc.(a)                                     900     38,137
-----------------------------------------------------------------------
Documentum, Inc.(a)                                      200     10,687
-----------------------------------------------------------------------
Electronics for Imaging, Inc.(a)                         500     20,093
-----------------------------------------------------------------------
Engineering Animation, Inc.(a)                           500     27,000
-----------------------------------------------------------------------
Gemstar International Group Ltd.(a)                      200     11,450
-----------------------------------------------------------------------
HNC Software, Inc.(a)                                    300     12,132
-----------------------------------------------------------------------
Hyperion Solutions Corp.(a)                              390      7,020
-----------------------------------------------------------------------
Jack Henry & Associates                                  100      4,975
-----------------------------------------------------------------------
Kronos, Inc.(a)                                          100      4,432
-----------------------------------------------------------------------
Legato Systems, Inc.(a)                                  300     19,782
-----------------------------------------------------------------------
Lycos, Inc.(a)                                           500     27,781
-----------------------------------------------------------------------
Macromedia, Inc.(a)                                      200      6,738
-----------------------------------------------------------------------
Medical Manager Corp.(a)                                 600     18,825
-----------------------------------------------------------------------
Mercury Interactive Corp.(a)                             200     12,650
-----------------------------------------------------------------------
Mobius Management Systems, Inc.(a)                       100      1,487
-----------------------------------------------------------------------
PC Connection, Inc.(a)                                   400      7,050
-----------------------------------------------------------------------
QRS Corp.(a)                                             100      4,800
-----------------------------------------------------------------------
QuadraMed Corp.(a)                                       300      6,150
-----------------------------------------------------------------------
Rational Software Corp.(a)                               900     23,850
-----------------------------------------------------------------------
Sapient Corp.(a)                                         100      5,600
-----------------------------------------------------------------------
ScanSource, Inc.(a)                                      100      2,150
-----------------------------------------------------------------------
Secure Computing Corp.(a)                                400      7,625
-----------------------------------------------------------------------
Sterling Software, Inc. (a)                              200      5,412
-----------------------------------------------------------------------
Technisource, Inc.(a)                                    100        987
-----------------------------------------------------------------------
Transaction Systems Architects, Inc. - Class A(a)        200     10,000
-----------------------------------------------------------------------
USWeb Corp.(a)                                           700     18,463
-----------------------------------------------------------------------
Veritas Software Corp.(a)                                650     38,959
-----------------------------------------------------------------------
Visio Corp.(a)                                           500     18,282
-----------------------------------------------------------------------
Whittman-Hart, Inc.(a)                                   200      5,525
-----------------------------------------------------------------------
Wind River Systems(a)                                    300     14,100
-----------------------------------------------------------------------
                                                                526,168
-----------------------------------------------------------------------

                                                          MARKET
                                                SHARES    VALUE

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.75%

Action Performance Companies, Inc.(a)               300 $   10,613
------------------------------------------------------------------
Blyth Industries, Inc.(a)                           500     15,625
------------------------------------------------------------------
Department 56, Inc.(a)                              100      3,756
------------------------------------------------------------------
Fossil, Inc.(a)                                     100      2,875
------------------------------------------------------------------
                                                            32,869
------------------------------------------------------------------

CONSUMER FINANCE - 0.37%

AmeriCredit Corp.(a)                                700      9,668
------------------------------------------------------------------
Doral Financial Corp.                               300      6,637
------------------------------------------------------------------
                                                            16,305
------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.40%

Patterson Dental Co.(a)                             400     17,400
------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.60%

AFC Cable Systems, Inc.(a)                          300     10,088
------------------------------------------------------------------
Hadco Corp.(a)                                      100      3,500
------------------------------------------------------------------
Oak Industries, Inc.(a)                             200      7,000
------------------------------------------------------------------
Sanmina Corp.(a)                                    400     25,000
------------------------------------------------------------------
Sawtek, Inc.(a)                                     100      1,750
------------------------------------------------------------------
SLI, Inc.(a)                                        200      5,550
------------------------------------------------------------------
Symbol Technologies, Inc.                           600     38,363
------------------------------------------------------------------
Uniphase Corp.(a)                                   300     20,812
------------------------------------------------------------------
Watsco, Inc.                                        150      2,513
------------------------------------------------------------------
                                                           114,576
------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.10%

Anicom, Inc.(a)                                     500      4,594
------------------------------------------------------------------

ELECTRONICS (DEFENSE) - 0.21%

Aeroflex, Inc.(a)                                   600      9,075
------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.60%

Waters Corp.(a)                                     300     26,175
------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 6.32%

Apex PC Solutions, Inc.(a)                          100      2,887
------------------------------------------------------------------
Applied Micro Circuits Corp.(a)                     400     13,587
------------------------------------------------------------------
Artisan Components, Inc.(a)                         500      2,657
------------------------------------------------------------------
Burr-Brown Corp.(a)                                 100      2,343
------------------------------------------------------------------
Dallas Semiconductor Corp.                          200      8,150
------------------------------------------------------------------
Flextronics International Ltd.(a)                   700     59,938
------------------------------------------------------------------
Level One Communications, Inc.(a)                   600     21,300
------------------------------------------------------------------
Micrel, Inc.(a)                                     200     11,000
------------------------------------------------------------------
Microchip Technology, Inc.(a)                       800     29,600
------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                 300     18,938
------------------------------------------------------------------
Semtech Corp.(a)                                    300     10,763
------------------------------------------------------------------
Sipex Corp.(a)                                    1,000     35,125
------------------------------------------------------------------
TranSwitch Corp.(a)                                 500     19,468
------------------------------------------------------------------
Unitrode Corp.(a)                                   600     10,500
------------------------------------------------------------------
Vitesse Semiconductor Corp.(a)                      700     31,938
------------------------------------------------------------------
                                                           278,194
------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                          MARKET
                                                SHARES    VALUE

ENTERTAINMENT - 0.81%

Cinar Films Inc.-Class B(a) (Canada)                100 $    2,538
------------------------------------------------------------------
SFX Entertainment, Inc.-Class A(a)                  600     32,925
------------------------------------------------------------------
                                                            35,463
------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTORS) - 0.45%

Asyst Technologies, Inc.(a)                         300      6,112
------------------------------------------------------------------
Etec Systems, Inc.(a)                               100      4,000
------------------------------------------------------------------
Novellus Systems, Inc.(a)                           200      9,900
------------------------------------------------------------------
                                                            20,012
------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.04%

Insignia Financial Group, Inc.(a)                   200      2,425
------------------------------------------------------------------
NCO Group, Inc.(a)                                  300     13,500
------------------------------------------------------------------
SEI Investments Co.                                 300     29,812
------------------------------------------------------------------
                                                            45,737
------------------------------------------------------------------

FOODS - 1.04%

American Italian Pasta Co.-Class A(a)               200      5,275
------------------------------------------------------------------
Earthgrains Co. (The)                               200      6,187
------------------------------------------------------------------
Fresh Del Monte Produce, Inc.(a)                    200      4,337
------------------------------------------------------------------
Hain Food Group, Inc. (The)(a)                      600     15,000
------------------------------------------------------------------
International Home Foods, Inc.(a)                   200      3,375
------------------------------------------------------------------
Pilgrim's Pride Corp.-Class B                       100      1,994
------------------------------------------------------------------
United Natural Foods, Inc.(a)                       400      9,650
------------------------------------------------------------------
                                                            45,818
------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 1.64%

Alpharma, Inc.-Class A                              600     21,188
------------------------------------------------------------------
Biovail Corporation International(a) (Canada)       200      7,563
------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)             600     35,775
------------------------------------------------------------------
Parexel International Corp.(a)                      300      7,500
------------------------------------------------------------------
                                                            72,026
------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.28%

Health Management Associates, Inc.-Class A(a)     1,000     21,625
------------------------------------------------------------------
New American Healthcare Corp.(a)                    300      3,356
------------------------------------------------------------------
Province Healthcare Co.(a)                          300     10,763
------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)          400     20,750
------------------------------------------------------------------
                                                            56,494
------------------------------------------------------------------

HEALTH CARE (LONG-TERM CARE) - 0.33%

Assisted Living Concepts, Inc.(a)                   700      9,189
------------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)                    100      5,187
------------------------------------------------------------------
                                                            14,376
------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.46%

Express Scripts, Inc.-Class A(a)                    300     20,138
------------------------------------------------------------------

                                                             MARKET
                                                   SHARES    VALUE

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.98%

Haemonetics Corp.(a)                                   100 $    2,275
---------------------------------------------------------------------
Henry Schein, Inc.(a)                                  900     40,275
---------------------------------------------------------------------
Hologic, Inc.(a)                                       700      8,487
---------------------------------------------------------------------
MiniMed, Inc.(a)                                       200     20,950
---------------------------------------------------------------------
Osteotech, Inc.(a)                                     300     13,950
---------------------------------------------------------------------
PSS World Medical, Inc.(a)                             300      6,900
---------------------------------------------------------------------
ResMed, Inc.(a)                                        200      9,075
---------------------------------------------------------------------
Serologicals Corp.(a)                                  300      9,000
---------------------------------------------------------------------
Sybron International Corp.(a)                          900     24,469
---------------------------------------------------------------------
VISX, Inc.(a)                                          400     34,975
---------------------------------------------------------------------
Xomed Surgical Products, Inc.(a)                       150      4,800
---------------------------------------------------------------------
                                                              175,156
---------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 3.27%

Advance Paradigm, Inc.(a)                              200      7,000
---------------------------------------------------------------------
Covance, Inc.(a)                                       200      5,825
---------------------------------------------------------------------
First Consulting Group, Inc.(a)                        200      4,100
---------------------------------------------------------------------
Hooper Holmes, Inc.                                    400     11,600
---------------------------------------------------------------------
Lincare Holdings, Inc.(a)                              100      4,056
---------------------------------------------------------------------
NCS HealthCare, Inc.-Class A (a)                       700     16,625
---------------------------------------------------------------------
Ocular Sciences, Inc.(a)                               400     10,700
---------------------------------------------------------------------
Omnicare, Inc.                                         600     20,850
---------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)                800     15,550
---------------------------------------------------------------------
Renal Care Group, Inc.(a)                              300      8,644
---------------------------------------------------------------------
Res-Care, Inc.(a)                                      200      4,938
---------------------------------------------------------------------
Superior Consultant Holdings Corp.(a)                  300     13,050
---------------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)                     300      8,868
---------------------------------------------------------------------
Veterinary Centers of America, Inc.(a)                 600     11,963
---------------------------------------------------------------------
                                                              143,769
---------------------------------------------------------------------

HOMEBUILDING - 0.17%

American Homestar Corp.(a)                             500      7,500
---------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.02%

International Comfort Products Corp. (Canada)(a)       100        800
---------------------------------------------------------------------

HOUSEWARES - 0.30%

Helen of Troy Ltd.(a)                                  900     13,218
---------------------------------------------------------------------

INSURANCE (LIFE & HEALTH) - 0.12%

Penn Treaty American Corp.(a)                          200      5,388
---------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.07%

Century Business Services, Inc.(a)                     200      2,875
---------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.58%

CMAC Investment Corp.                                  200      9,187
---------------------------------------------------------------------
Fidelity National Financial, Inc.                      110      3,355
---------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)                          200      9,563
---------------------------------------------------------------------
HCC Insurance Holdings, Inc.                           200      3,525
---------------------------------------------------------------------
                                                               25,630
---------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                         MARKET
                                               SHARES    VALUE

INVESTMENT MANAGEMENT - 0.52%

Eaton Vance Corp.                                  300 $    6,262
-----------------------------------------------------------------
Knight/Trimark Group, Inc.-Class A(a)              700     16,756
-----------------------------------------------------------------
                                                           23,018
-----------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.16%

International Speedway Corp.-Class A               100      4,050
-----------------------------------------------------------------
Speedway Motorsports, Inc.                         100      2,850
-----------------------------------------------------------------
                                                            6,900
-----------------------------------------------------------------

LODGING-HOTELS - 0.17%

Royal Caribbean Cruises Ltd. (Norway)              200      7,400
-----------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.26%

Applied Power, Inc.-Class A                        300     11,325
-----------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.29%

Matthews International Corp.-Class A               200      6,300
-----------------------------------------------------------------
Spartech Corp.                                     300      6,600
-----------------------------------------------------------------
                                                           12,900
-----------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.31%

JLG Industries, Inc.                               500      7,812
-----------------------------------------------------------------
Zebra Technologies Corp.(a)                        200      5,750
-----------------------------------------------------------------
                                                           13,562
-----------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.87%

Daisytek International Corp.(a)                    900     17,100
-----------------------------------------------------------------
Herman Miller, Inc.                                500     13,437
-----------------------------------------------------------------
United Stationers, Inc.(a)                         300      7,800
-----------------------------------------------------------------
                                                           38,337
-----------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.38%

Cal Dive International, Inc.(a)                    200      4,150
-----------------------------------------------------------------
Core Laboratories N.V.(a) (Netherlands)            500      9,563
-----------------------------------------------------------------
Global Industries Ltd.(a)                          500      3,062
-----------------------------------------------------------------
                                                           16,775
-----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.43%

Cabot Oil & Gas Corp.-Class A                      300      4,500
-----------------------------------------------------------------
Evergreen Resources, Inc.(a)                       500      8,875
-----------------------------------------------------------------
Stone Energy Corp.(a)                              200      5,750
-----------------------------------------------------------------
                                                           19,125
-----------------------------------------------------------------

PERSONAL CARE - 0.44%

Steiner Leisure Ltd.(a)                            600     19,200
-----------------------------------------------------------------

PUBLISHING - 0.33%

IDG Books Worldwide, Inc.-Class A(a)               400      6,900
-----------------------------------------------------------------
Meredith Corp.                                     200      7,575
-----------------------------------------------------------------
                                                           14,475
-----------------------------------------------------------------

RAILROADS - 0.37%

MotivePower Industries, Inc.(a)                    500     16,093
-----------------------------------------------------------------

                                                     MARKET
                                           SHARES    VALUE

RESTAURANTS - 1.14%

Buffets, Inc.(a)                               200 $    2,387
-------------------------------------------------------------
CEC Entertainment, Inc.(a)                     700     19,425
-------------------------------------------------------------
Papa John's International, Inc.(a)             300     13,238
-------------------------------------------------------------
Sonic Corp.(a)                                 600     14,925
-------------------------------------------------------------
                                                       49,975
-------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 1.94%

Best Buy Co., Inc.(a)                          100      6,138
-------------------------------------------------------------
CDW Computer Centers, Inc.(a)                  700     67,156
-------------------------------------------------------------
Tech Data Corp.(a)                             300     12,075
-------------------------------------------------------------
                                                       85,369
-------------------------------------------------------------

RETAIL (DISCOUNTERS) - 1.30%

Burlington Coat Factory Warehouse Corp.        500      8,157
-------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                    450     19,659
-------------------------------------------------------------
Family Dollar Stores, Inc.                     500     11,000
-------------------------------------------------------------
99 Cents Only Stores(a)                        375     18,421
-------------------------------------------------------------
                                                       57,237
-------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.14%

Wild Oats Markets, Inc.(a)                     200      6,300
-------------------------------------------------------------

RETAIL (HOME SHOPPING) - 0.17%

DM Management Co.(a)                           400      7,600
-------------------------------------------------------------

RETAIL (SPECIALTY) - 2.81%

Casey's General Stores, Inc.                   200      2,607
-------------------------------------------------------------
Cost Plus, Inc.(a)                             200      6,275
-------------------------------------------------------------
CSK Auto Corp.(a)                              400     10,675
-------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)                400      9,700
-------------------------------------------------------------
Linens 'N Things, Inc.(a)                      500     19,813
-------------------------------------------------------------
Michaels Stores, Inc.(a)                       500      9,046
-------------------------------------------------------------
O'Reilly Automotive, Inc.(a)                   300     14,175
-------------------------------------------------------------
PETsMART, Inc.(a)                              400      4,400
-------------------------------------------------------------
Rent-Way, Inc.(a)                              300      7,294
-------------------------------------------------------------
Renters Choice, Inc.(a)                        600     19,050
-------------------------------------------------------------
Trans World Entertainment Corp.(a)             650     12,390
-------------------------------------------------------------
Williams-Sonoma, Inc.(a)                       200      8,062
-------------------------------------------------------------
                                                      123,487
-------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 2.86%

Abercrombie & Fitch Co.-Class A(a)             338     23,913
-------------------------------------------------------------
American Eagle Outfitters, Inc.(a)             400     26,650
-------------------------------------------------------------
AnnTaylor Stores Corp.(a)                      400     15,775
-------------------------------------------------------------
Buckle, Inc. (The)(a)                          850     20,400
-------------------------------------------------------------
Goody's Family Clothing, Inc.(a)             1,100     11,035
-------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                 650     20,637
-------------------------------------------------------------
Pacific Sunwear of California(a)               450      7,369
-------------------------------------------------------------
                                                      125,779
-------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                        MARKET
                                              SHARES    VALUE

SERVICES (ADVERTISING/MARKETING) - 1.18%

Abacus Direct Corp.(a)                            100    $ 4,550
----------------------------------------------------------------
Acxiom Corp.(a)                                   500     15,500
----------------------------------------------------------------
ADVO, Inc.(a)                                     100      2,637
----------------------------------------------------------------
Market Facts, Inc.(a)                             500     13,000
----------------------------------------------------------------
Metris Companies, Inc.                            100      5,032
----------------------------------------------------------------
Professional Detailing, Inc.(a)                   100      2,825
----------------------------------------------------------------
TMP Worldwide, Inc.(a)                            200      8,400
----------------------------------------------------------------
                                                          51,944
----------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.60%

Bright Horizons Family Solutions, Inc.(a)         300      8,100
----------------------------------------------------------------
Championship Auto Racing Teams, Inc.(a)           100      2,963
----------------------------------------------------------------
ChoicePoint, Inc.(a)                              100      6,450
----------------------------------------------------------------
G & K Services, Inc.-Class A                      300     15,975
----------------------------------------------------------------
Iron Mountain, Inc.(a)                            200      7,213
----------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A(a)        400      9,050
----------------------------------------------------------------
Regis Corp.                                       400     16,000
----------------------------------------------------------------
Ritchie Bros. Auctioneers, Inc.(a) (Canada)       200      5,388
----------------------------------------------------------------
Stewart Enterprises, Inc.-Class A                 900     20,025
----------------------------------------------------------------
Strayer Education, Inc.                           400     14,100
----------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)                  300      9,150
----------------------------------------------------------------
                                                         114,414
----------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 2.71%

Analysts International Corp.                      200      3,850
----------------------------------------------------------------
Ciber, Inc.(a)                                    200      5,587
----------------------------------------------------------------
Computer Task Group, Inc.                         600     16,275
----------------------------------------------------------------
Insight Enterprises, Inc.(a)                    1,000     50,875
----------------------------------------------------------------
Keane, Inc.(a)                                    200      7,988
----------------------------------------------------------------
Safeguard Scientifics, Inc.(a)                    100      2,743
----------------------------------------------------------------
SunGard Data Systems, Inc.(a)                     800     31,750
----------------------------------------------------------------
                                                         119,068
----------------------------------------------------------------

SERVICES (DATA PROCESSING) - 3.77%

Affiliated Computer Services, Inc.(a)             700     31,500
----------------------------------------------------------------
Computer Horizons Corp.(a)                        200      5,325
----------------------------------------------------------------
CSG Systems International, Inc.(a)                700     55,300
----------------------------------------------------------------
FactSet Research Systems, Inc.(a)                 200     12,350
----------------------------------------------------------------
Lason Holdings, Inc.(a)                           100      5,818
----------------------------------------------------------------
MedQuist, Inc.(a)                                 400     15,800
----------------------------------------------------------------
National Computer Systems, Inc.                   500     18,500
----------------------------------------------------------------
NOVA Corp.(a)                                     614     21,298
----------------------------------------------------------------
                                                         165,891
----------------------------------------------------------------

                                                        MARKET
                                              SHARES    VALUE

SERVICES (EMPLOYMENT) - 1.05%

On Assignment, Inc.(a)                                      100    $ 3,450
--------------------------------------------------------------------------
RCM Technologies, Inc.(a)                                   200      5,300
--------------------------------------------------------------------------
Robert Half International, Inc.(a)                          300     13,408
--------------------------------------------------------------------------
Romac International, Inc.(a)                                700     15,575
--------------------------------------------------------------------------
Select Appointments Holdings PLC-ADR
 (United Kingdom)                                           400      8,600
--------------------------------------------------------------------------
                                                                    46,333
--------------------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 0.40%

Cornell Corrections, Inc.(a)                                500      9,500
--------------------------------------------------------------------------
Tetra Tech, Inc.(a)                                         300      8,118
--------------------------------------------------------------------------
                                                                    17,618
--------------------------------------------------------------------------

SPECIALTY PRINTING - 0.83%

Consolidated Graphics, Inc.(a)                              300     20,268
--------------------------------------------------------------------------
Valassis Communications, Inc.(a)                            200     10,325
--------------------------------------------------------------------------
World Color Press, Inc.(a)                                  200      6,088
--------------------------------------------------------------------------
                                                                    36,681
--------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.29%

Amdocs Ltd.(a)                                              400      6,850
--------------------------------------------------------------------------
International Telecommunication Data Systems, Inc.(a)       400      5,900
--------------------------------------------------------------------------
                                                                    12,750
--------------------------------------------------------------------------

TELEPHONE - 0.34%

GeoTel Communications Corp.(a)                              400     14,900
--------------------------------------------------------------------------
Textiles (Apparel) - 0.82%
Quicksilver, Inc.(a)                                      1,000     30,000
--------------------------------------------------------------------------
Tommy Hilfiger Corp.(a)                                     100      6,000
--------------------------------------------------------------------------
                                                                    36,000
--------------------------------------------------------------------------

TEXTILES (HOME FURNISHINGS) - 0.48%

Mohawk Industries, Inc.(a)                                  500     21,032
--------------------------------------------------------------------------
Truckers - 0.25%
Swift Transportation Co., Inc.(a)                           400     11,213
--------------------------------------------------------------------------
Trucks & Parts - 0.32%
Wabash National Corp.                                       700     14,218
--------------------------------------------------------------------------

WASTE MANAGEMENT - 1.03%

Allied Waste Industries, Inc.(a)                          1,360     32,130
--------------------------------------------------------------------------
KTI, Inc.(a)                                                600     12,975
--------------------------------------------------------------------------
                                                                    45,105
--------------------------------------------------------------------------
  Total Common Stocks (Cost $2,946,310)                          3,619,519
--------------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                          PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
U.S TREASURY BILLS(b) - 8.10%

4.439%, 03/25/99 (Cost $356,307)                         $360,000(c) $  356,307
--------------------------------------------------------------------------------
  Total Investments, excluding repurchase agreement
   (Cost $3,302,617)                                                  3,975,826
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT(d) - 10.43%

SBC Warburg Dillon Read, Inc., 4.75%
 01/04/99(e) (Cost $459,028)                              459,028       459,028
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.81%                                           4,434,854
--------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.81)%                                 (35,751)
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                 $4,399,103
================================================================================

(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 7.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

Investment Abbreviation:

ADR - American Depositary Receipt


See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, excluding repurchase agreements, at market
 value (cost $3,302,617)                                  $ 3,975,826
---------------------------------------------------------------------
Repurchase agreements (cost $459,028)                         459,028
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             3,114
---------------------------------------------------------------------
 Investments sold                                              19,772
---------------------------------------------------------------------
 Dividends and interest                                           259
---------------------------------------------------------------------
 Variation margin                                               3,875
---------------------------------------------------------------------
 Reimbursement from advisor                                    45,009
---------------------------------------------------------------------
Investment for deferred compensation plan                       2,778
---------------------------------------------------------------------
  Total assets                                              4,509,661
---------------------------------------------------------------------

LIABILITIES:

Payable for investments purchased                             100,750
---------------------------------------------------------------------
Deferred compensation plan                                      2,778
---------------------------------------------------------------------
Accrued operating expenses                                      7,030
---------------------------------------------------------------------
  Total liabilities                                           110,558
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 4,399,103
=====================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                  446,621
=====================================================================
Net asset value, offering and redemption price per share        $9.85
=====================================================================

STATEMENT OF OPERATIONS

For the period May 1, 1998 (date operations commenced) through December 31, 1998

INVESTMENT INCOME:

Interest                                                   $  33,438
---------------------------------------------------------------------
Dividends                                                      1,129
---------------------------------------------------------------------
   Total investment income                                    34,567
---------------------------------------------------------------------

EXPENSES:

Advisory fees                                                 13,054
---------------------------------------------------------------------
Administrative services fees                                  26,658
---------------------------------------------------------------------
Custodian fees                                                18,571
---------------------------------------------------------------------
Directors' fees and expenses                                   6,301
---------------------------------------------------------------------
Legal fees                                                     7,771
---------------------------------------------------------------------
Other                                                          3,066
---------------------------------------------------------------------
   Total expenses                                             75,421
---------------------------------------------------------------------
Less: Fees waived and reimbursed by advisor                  (56,454)
---------------------------------------------------------------------
      Expenses paid indirectly                                   (65)
---------------------------------------------------------------------
   Net expenses                                               18,902
---------------------------------------------------------------------
Net investment income                                         15,665
---------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                    (182,452)
---------------------------------------------------------------------
   Futures contracts                                        (213,085)
---------------------------------------------------------------------
                                                            (395,537)
---------------------------------------------------------------------
Net unrealized appreciation of:
   Investment securities                                     673,210
---------------------------------------------------------------------
   Futures contracts                                          15,300
---------------------------------------------------------------------
                                                             688,510
---------------------------------------------------------------------
 Net gain from investment securities and futures contracts   292,973
---------------------------------------------------------------------
Net increase in net assets resulting from operations       $ 308,638
=====================================================================

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 1998 (date operations commenced) through December 31,
1998

                                                                      1998
                                                                   ----------
OPERATIONS:

 Net investment income                                             $   15,665
------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities and futures
  contracts                                                          (395,537)
------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities and futures
  contracts                                                           688,510
------------------------------------------------------------------------------
   Net increase in net assets resulting from operations               308,638
------------------------------------------------------------------------------
 Dividends to shareholders from net investment income                 (22,273)
------------------------------------------------------------------------------
 Net increase from capital stock transactions                       4,112,738
------------------------------------------------------------------------------
   Net increase in net assets                                       4,399,103
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                                       --
------------------------------------------------------------------------------
 End of period                                                     $4,399,103
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)                        $4,108,916
------------------------------------------------------------------------------
 Undistributed net investment income                                   (2,786)
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment securities
  and futures contracts                                              (395,537)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities and futures
  contracts                                                           688,510
------------------------------------------------------------------------------
                                                                   $4,399,103
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Aggressive Growth Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If no mean is available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which

                      AIM V.I. AGGRESSIVE GROWTH FUND
   will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $3,822, undistributed net investment income was increased by $3,822 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $354,222, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM waived expenses of $11,445 and reimbursed expenses of $45,009.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM was reimbursed $26,658 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the period May 1, 1998 (date operations commenced) through December 31, 1998, the Fund incurred legal fees of $1,697 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $65 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $65 during the period May 1, 1998 (date operations commenced) through December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period May 1, 1998 (date operations commenced) through December 31, 1998 was $3,584,305 and $455,412, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $759,923
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (95,945)
-----------------------------------------------------------------------
Net unrealized appreciation of investment securities          $663,978
=======================================================================

Cost of investments for tax purposes is $3,770,876.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the period May 1, 1998 (date operations commenced) through December 31, 1998 were as follows:

                                     Shares     Amount
                                     -------  ----------
Sold                                 464,162  $4,261,686
---------------------------------------------------------
Issued as reinvestment of dividends    2,421      22,273
---------------------------------------------------------
Reacquired                           (19,962)   (171,221)
---------------------------------------------------------
                                     446,621  $4,112,738
=========================================================

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 7- FUTURES CONTRACTS
On December 31, 1998, $20,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                             No. of            Month/           Unrealized
                            Contracts        Commitment        Appreciation
     Contract               ---------        ----------        ------------
Russell 2000 Index               1           Mar 99/Buy          $15,300
================================================================================

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period May 1, 1998 (date operations commenced) through December 31, 1998.

                                                                   1998
                                                                  ------
Net asset value, beginning of period                              $10.00
----------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.04
----------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)  (0.14)
----------------------------------------------------------------------
   Total from investment operations                                (0.10)
----------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                             (0.05)
----------------------------------------------------------------------
Net asset value, end of period                                    $ 9.85
================================================================= ======
Total return(a)                                                    (0.94)%
================================================================= ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                          $4,399
================================================================= ======
Ratio of expenses to average net assets(b)                          1.16%(c)
================================================================= ======
Ratio of net investment income to average net assets(d)             0.96%(c)
================================================================= ======
Portfolio turnover rate                                               30%
================================================================= ======

(a) Total return is not annualized.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 4.62% (annualized).
(c) Ratios are annualized and based on average net assets of $2,430,925.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement was (2.50)% (annualized).

                        AIM V.I. AGGRESSIVE GROWTH FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Balanced Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Balanced Fund, as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with generally accepted accounting principles.



                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999

                           AIM V.I. BALANCED FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE

DOMESTIC BONDS & NOTES - 22.68%

BANKS (MONEY CENTER) - 0.74%

First Union Bancorp, Sub. Deb., 7.50%, 04/15/35          $   70,000 $    76,815
-------------------------------------------------------------------------------

BANKS (REGIONAL) - 0.71%

HSBC Americas Inc., Unsec. Sub. Notes, 7.00%, 11/01/06       70,000      73,016
-------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.45%

Comcast Cable Communications, Unsec. Unsub. Notes,
 6.20%, 11/15/08                                            100,000     101,998
-------------------------------------------------------------------------------
CSC Holdings Inc., Series B Sr. Unsec. Deb., 7.625%,
 07/15/18                                                    50,000      51,196
-------------------------------------------------------------------------------
USA Networks, Inc., Sr. Notes, 6.75%, 11/15/05(a)
 (Acquired 11/30/98; Cost $100,274)                         100,000     100,266
-------------------------------------------------------------------------------
                                                                        253,460
-------------------------------------------------------------------------------

CHEMICALS - 1.18%

Airgas Inc., Medium Term Notes, 7.14%, 03/08/04              50,000      51,056
-------------------------------------------------------------------------------
Solutia Inc., Sr. Unsec. Deb., 6.72%, 10/15/37               70,000      71,120
-------------------------------------------------------------------------------
                                                                        122,176
-------------------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 0.49%

Monsanto Co., Deb., 6.50%, 12/01/18(a)
 (Acquired 12/04/98; Cost $49,791)                           50,000      50,349
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.34%

Comverse Technology Inc., Conv. Unsec. Sub. Deb.,
 4.50%, 07/01/05                                             28,000      35,420
-------------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.29%

Candescent Technology Corp., Conv. Sr. Sub. Deb.,
 7.00%, 05/01/03(a)
 (Acquired 11/06/98-11/09/98; Cost $28,326)                  33,000      29,700
-------------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 0.33%

Network Associates Inc., Conv. Unsec. Sub. Deb., 3.44%,
 02/13/18(b)                                                 55,000      33,825
-------------------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.70%

American Greetings, Unsec. Notes, 6.10%, 08/01/28            70,000      72,414
-------------------------------------------------------------------------------

CONSUMER FINANCE - 2.55%

Beneficial Corp.-Series H, Medium Term Notes, 6.94%,
 12/15/06                                                   250,000     263,978
-------------------------------------------------------------------------------

ELECTRIC COMPANIES - 0.77%

Commonwealth Edison Co., First Mortgage Notes, 7.50%,
 07/01/13                                                    70,000      79,153
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.76%

Time Warner, Inc., Unsec. Deb., 6.85%, 01/15/26              75,000      78,903
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE

FINANCIAL (DIVERSIFIED) - 2.88%

Associates Corp of North America, Series B Sr. Deb.,
 6.95%, 11/01/18                                         $   50,000 $    53,213
-------------------------------------------------------------------------------
Private Export Funding, Sec. Deb., 8.35%, 01/31/01          230,000     244,858
-------------------------------------------------------------------------------
                                                                        298,071
-------------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.38%

Elan Finance Corp., Conv. Gtd. Sub. Notes, 3.25%,
 12/14/18(a)(b)
 (Acquired 12/08/98; Cost $36,766)                           70,000      39,375
-------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.49%

Beckman Coulter, Sr. Unsec. Gtd. Notes, 7.45%, 03/04/08      50,000      50,865
-------------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.50%

Merrill Lynch & Co., Unsec. Notes, 6.875%, 11/15/18          50,000      51,659
-------------------------------------------------------------------------------

NATURAL GAS - 2.72%

Enron Corp., Notes, 6.75%, 08/01/09                          70,000      72,784
-------------------------------------------------------------------------------
K N Energy, Inc., Unsec. Deb., 7.35%, 08/01/26              100,000     105,515
-------------------------------------------------------------------------------
National Fuel Gas Co., Series D, Medium Term Notes,
 6.303%, 05/27/08                                           100,000     103,332
-------------------------------------------------------------------------------
                                                                        281,631
-------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.24%

R & B Falcon Corp., Sr. Notes, 9.50%, 12/15/08(a)
 (Acquired 12/17/98; Cost $25,000)                           25,000      25,125
-------------------------------------------------------------------------------

RAILROADS - 1.45%

CSX Corp.-Series C, Medium Term Notes, 6.80%, 12/01/28      150,000     149,625
-------------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.08%

Affiliated Computer Services, Conv. Sub. Notes, 4.00%,
 03/15/05                                                     7,000       8,544
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.89%

Global Telesystems Group, Conv. Sr. Sub. Deb., 5.75%,
 07/01/10                                                    15,000      16,931
-------------------------------------------------------------------------------
MCI Communications Corp., Putable Sr. Unsec. Deb.,
 7.125%, 06/15/27                                            70,000      74,445
-------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Notes, 6.875%,
 11/15/28                                                   100,000     104,216
-------------------------------------------------------------------------------
                                                                        195,592
-------------------------------------------------------------------------------

TELEPHONE - 0.74%

SBC Communications Inc., Deb., 7.375%, 07/15/43              70,000      76,385
-------------------------------------------------------------------------------
  Total Domestic Bonds & Notes
   (Cost $2,305,968)                                                  2,346,081
-------------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                     MARKET
                                         SHARES       VALUE
DOMESTIC COMMON STOCKS - 28.92%

BANKS (MONEY CENTER) - 0.56%

BankAmerica Corp.                              300 $    18,038
--------------------------------------------------------------
Chase Manhattan Corp. (The)                    500      34,031
--------------------------------------------------------------
First Union Corp.                              100       6,081
--------------------------------------------------------------
                                                        58,150
--------------------------------------------------------------

BANKS (REGIONAL) - 0.25%

Bank United Corp.-Class A                      300      11,775
--------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(c)           800      14,300
--------------------------------------------------------------
                                                        26,075
--------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.21%

Coca-Cola Co. (The)                            200      13,375
--------------------------------------------------------------
PepsiCo, Inc.                                  200       8,188
--------------------------------------------------------------
                                                        21,563
--------------------------------------------------------------

BIOTECHNOLOGY - 0.48%

Biogen, Inc.(c)                                300      24,900
--------------------------------------------------------------
Genzyme Corp.(c)                               500      24,875
--------------------------------------------------------------
                                                        49,775
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.72%

CBS Corp.(c)                                   800      26,200
--------------------------------------------------------------
Heftel Broadcasting Corp.(c)                   400      19,700
--------------------------------------------------------------
Univision Communications, Inc.(c)              800      28,950
--------------------------------------------------------------
                                                        74,850
--------------------------------------------------------------

BUILDING MATERIALS - 0.12%

Group Maintenance America Corp.(c)           1,000      12,125
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.89%

ADC Telecommunications, Inc.(c)                300      10,425
--------------------------------------------------------------
ANTEC Corp.(c)                               1,100      22,138
--------------------------------------------------------------
Brightpoint, Inc.(c)                           600       8,250
--------------------------------------------------------------
Lucent Technologies, Inc.                      400      44,000
--------------------------------------------------------------
Tellabs, Inc.(c)                               100       6,856
--------------------------------------------------------------
                                                        91,669
--------------------------------------------------------------

COMPUTERS (HARDWARE) - 1.09%

Compaq Computer Corp.                          800      33,550
--------------------------------------------------------------
Dell Computer Corp.(c)                         600      43,913
--------------------------------------------------------------
International Business Machines Corp.          100      18,475
--------------------------------------------------------------
Sun Microsystems, Inc.(c)                      200      17,125
--------------------------------------------------------------
                                                       113,063
--------------------------------------------------------------

                                                            MARKET
                                                 SHARES      VALUE

COMPUTERS (NETWORKING) - 0.83%

Ascend Communications, Inc.(c)                        600 $    39,450
---------------------------------------------------------------------
Cisco Systems, Inc.(c)                                500      46,406
---------------------------------------------------------------------
                                                               85,856
---------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.41%

EMC Corp.(c)                                          500      42,500
---------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 2.28%

America Online, Inc.                                  600      96,000
---------------------------------------------------------------------
Computer Associates International, Inc.               100       4,263
---------------------------------------------------------------------
Engineering Animation, Inc.(c)                        300      16,200
---------------------------------------------------------------------
HBO & Co.                                             900      25,819
---------------------------------------------------------------------
ISS Group, Inc.(c)                                    300      16,500
---------------------------------------------------------------------
Microsoft Corp.(c)                                    100      13,869
---------------------------------------------------------------------
Platinum Technology, Inc.(c)                          400       7,650
---------------------------------------------------------------------
Sterling Commerce, Inc.(c)                            300      13,500
---------------------------------------------------------------------
USWeb Corp.(c)                                      1,600      42,200
---------------------------------------------------------------------
                                                              236,001
---------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.09%

Blyth Industries, Inc.(c)                             300       9,375
---------------------------------------------------------------------

CONSUMER FINANCE - 0.23%

SLM Holding Corp.                                     500      24,000
---------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.26%

Cardinal Health, Inc.                                 350      26,556
---------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.39%

General Electric Co.                                  400      40,825
---------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.13%

Quanta Services, Inc.(c)                              600      13,238
---------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.23%

Intel Corp.                                           200      23,713
---------------------------------------------------------------------

ENTERTAINMENT - 0.20%

Walt Disney Co. (The)                                 700      21,000
---------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.08%

Applied Materials, Inc.(c)                            200       8,538
---------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.78%

American Express Co.                                  200      20,450
---------------------------------------------------------------------
CIT Group, Inc. (The)                                 300       9,544
---------------------------------------------------------------------
Citigroup, Inc.                                       500      24,750
---------------------------------------------------------------------
Fannie Mae                                            700      51,769
---------------------------------------------------------------------
FINOVA Group, Inc.                                    200      10,788
---------------------------------------------------------------------
Freddie Mac                                           400      25,775
---------------------------------------------------------------------
Heller Financial, Inc.                                500      14,688
---------------------------------------------------------------------
Medallion Financial Corp.                             800      11,450
---------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.           200      14,200
---------------------------------------------------------------------
                                                              183,414
---------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                          MARKET
                                               SHARES      VALUE

FOODS - 0.57%

Keebler Foods Co.(c)                                700 $    26,338
-------------------------------------------------------------------
Ralston-Ralston Purina Group                      1,000      32,375
-------------------------------------------------------------------
                                                             58,713
-------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 1.18%

Abbott Laboratories                                 200       9,800
-------------------------------------------------------------------
American Home Products Corp.                        400      22,525
-------------------------------------------------------------------
Bristol-Myers Squibb Co.                            200      26,763
-------------------------------------------------------------------
Johnson & Johnson                                   300      25,163
-------------------------------------------------------------------
Warner-Lambert Co.                                  500      37,594
-------------------------------------------------------------------
                                                            121,845
-------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.40%

Barr Laboratories, Inc.(c)                          300      14,400
-------------------------------------------------------------------
Forest Laboratories, Inc.(c)                        500      26,594
-------------------------------------------------------------------
                                                             40,994
-------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 1.03%

Lilly (Eli) & Co.                                   400      35,550
-------------------------------------------------------------------
Merck & Co., Inc.                                   200      29,538
-------------------------------------------------------------------
Pfizer, Inc.                                        200      25,088
-------------------------------------------------------------------
Schering-Plough Corp.                               300      16,575
-------------------------------------------------------------------
                                                            106,751
-------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.10%

Province Healthcare Co.(c)                          300      10,763
-------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.49%

Assisted Living Concepts, Inc.(c)                   700       9,188
-------------------------------------------------------------------
Sunrise Assisted Living, Inc.(c)                    800      41,500
-------------------------------------------------------------------
                                                             50,688
-------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.55%

Arterial Vascular Engineering, Inc.(c)              400      21,000
-------------------------------------------------------------------
Baxter International, Inc.                          300      19,294
-------------------------------------------------------------------
Becton, Dickinson & Co.                             600      25,613
-------------------------------------------------------------------
Guidant Corp.                                       200      22,050
-------------------------------------------------------------------
Medtronic, Inc.                                     500      37,125
-------------------------------------------------------------------
VISX, Inc.(c)                                       400      34,975
-------------------------------------------------------------------
                                                            160,057
-------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.43%

MAXIMUS, Inc.(c)                                    400      14,800
-------------------------------------------------------------------
Omnicare, Inc.                                      400      13,900
-------------------------------------------------------------------
Quintiles Transnational Corp.(c)                    300      16,013
-------------------------------------------------------------------
                                                             44,713
-------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.12%

Ethan Allen Interiors, Inc.                         300      12,300
-------------------------------------------------------------------

                                                          MARKET
                                               SHARES      VALUE

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.27%

Colgate-Palmolive Co.                               100 $     9,288
-------------------------------------------------------------------
Procter & Gamble Co. (The)                          200      18,263
-------------------------------------------------------------------
                                                             27,551
-------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.41%

Equitable Companies, Inc.                           300      17,363
-------------------------------------------------------------------
Nationwide Financial Services, Inc.-Class A         300      15,506
-------------------------------------------------------------------
ReliaStar Financial Corp.                           200       9,225
-------------------------------------------------------------------
                                                             42,094
-------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.40%

CIGNA Corp.                                         200      15,463
-------------------------------------------------------------------
Lincoln National Corp.                              200      16,363
-------------------------------------------------------------------
MONY Group, Inc.(c)                                 300       9,394
-------------------------------------------------------------------
                                                             41,220
-------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.43%

Everest Reinsurance Holdings, Inc.                  400      15,575
-------------------------------------------------------------------
Progressive Corp.                                   100      16,938
-------------------------------------------------------------------
Travelers Property Casualty Corp.-Class A           400      12,400
-------------------------------------------------------------------
                                                             44,913
-------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.19%

Merrill Lynch & Co., Inc.                           300      20,025
-------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.12%

Federated Investors, Inc.-Class B                   700      12,688
-------------------------------------------------------------------

LAND DEVELOPMENT - 0.08%

Silverleaf Resorts, Inc.                            900       8,381
-------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.10%

Coach USA, Inc.(c)                                  300      10,406
-------------------------------------------------------------------

LODGING-HOTELS - 0.23%

Carnival Corp.-Class A                              500      24,000
-------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.22%

Tyco International Ltd.                             300      22,631
-------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.64%

Superior TeleCom, Inc.                            1,000      47,250
-------------------------------------------------------------------
USEC, Inc.                                        1,400      19,425
-------------------------------------------------------------------
                                                             66,675
-------------------------------------------------------------------

METAL FABRICATORS - 0.08%

Metals USA(c)                                       800       7,800
-------------------------------------------------------------------

NATURAL GAS - 0.41%

Enron Corp.                                         300      17,119
-------------------------------------------------------------------
Williams Companies, Inc. (The)                      800      24,950
-------------------------------------------------------------------
                                                             42,069
-------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.14%

Halliburton Co.                                     500      14,813
-------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                           MARKET
                                                SHARES      VALUE

OIL & GAS (EXPLORATION & PRODUCTION) - 0.18%

Conoco Inc. - Class A(c)                             900 $    18,789
--------------------------------------------------------------------

OIL (INTERNATIONAL INTERGRATED) - 0.14%

Exxon Corp.                                          200      14,626
--------------------------------------------------------------------

PERSONAL CARE - 0.45%

Avon Products, Inc.                                  400      17,700
--------------------------------------------------------------------
Gillette Co.                                         600      28,989
--------------------------------------------------------------------
                                                              46,689
--------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.30%

AES Corp.(c)                                         500      23,689
--------------------------------------------------------------------
CalEnergy Co., Inc.(c)                               200       6,939
--------------------------------------------------------------------
                                                              30,628
--------------------------------------------------------------------

PUBLISHING - 0.07%

Meredith Corp.                                       200       7,576
--------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 0.49%

Alexandria Real Estate Equities, Inc.                700      21,657
--------------------------------------------------------------------
Boston Properties, Inc.                              300       9,150
--------------------------------------------------------------------
Crescent Real Estate Equities, Co.                   400       9,200
--------------------------------------------------------------------
Golf Trust of America, Inc.                          400      11,100
--------------------------------------------------------------------
                                                              51,107
--------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.47%

American Stores Co.                                  500      18,470
--------------------------------------------------------------------
Safeway, Inc.(c)                                     500      30,470
--------------------------------------------------------------------
                                                              48,940
--------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.37%

Dayton Hudson Corp.                                  700      37,975
--------------------------------------------------------------------

RETAIL (SPECIALTY) - 0.37%

Linens 'N Things, Inc.(c)                            700      27,738
--------------------------------------------------------------------
Musicland Stores Corp.(c)                            700      10,456
--------------------------------------------------------------------
                                                              38,194
--------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.22%

Washington Mutual, Inc.                              600      22,913
--------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.33%

Outdoor Systems, Inc.(c)                             800      24,000
--------------------------------------------------------------------
Young & Rubicam, Inc.(c)                             300       9,713
--------------------------------------------------------------------
                                                              33,713
--------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 1.18%

Apollo Group, Inc.(c)                              1,000      33,875
--------------------------------------------------------------------
Avis Rent A Car, Inc.(c)                             600      14,513
--------------------------------------------------------------------
Comfort Systems USA, Inc.(c)                         500       8,938
--------------------------------------------------------------------
Hertz Corp. - Class A                                400      18,250
--------------------------------------------------------------------
INSpire Insurance Solutions, Inc.(c)                 500       9,188
--------------------------------------------------------------------
Metzler Group, Inc.(c)                               500      24,344
--------------------------------------------------------------------
Service Corp. International                          200       7,613
--------------------------------------------------------------------
SM&A Corp.(c)                                        300       5,700
--------------------------------------------------------------------
                                                             122,421
--------------------------------------------------------------------

                                                                    MARKET
                                                         SHARES      VALUE

SERVICES (DATA PROCESSING) - 0.37%

Ceridian Corp.(c)                                             300 $    20,944
-----------------------------------------------------------------------------
DST Systems, Inc.(c)                                          300      17,119
-----------------------------------------------------------------------------
                                                                       38,063
-----------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.31%

Administaff, Inc.(c)                                          300       7,500
-----------------------------------------------------------------------------
Data Processing Resources Corp.(c)                            600      17,550
-----------------------------------------------------------------------------
Metamor Worldwide, Inc.(c)                                    300       7,500
-----------------------------------------------------------------------------
                                                                       32,550
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.22%

AT&T Corp.                                                    300      22,575
-----------------------------------------------------------------------------
IXC Communications, Inc.(c)                                   600      20,175
-----------------------------------------------------------------------------
MCI WorldCom, Inc.(c)                                         500      35,875
-----------------------------------------------------------------------------
Pacific Gateway Exchange, Inc.(c)                             500      24,031
-----------------------------------------------------------------------------
WinStar Communications, Inc.(c)                               600      23,400
-----------------------------------------------------------------------------
                                                                      126,056
-----------------------------------------------------------------------------

TELEPHONE - 0.88%

Bell Atlantic Corp.                                           300      17,044
-----------------------------------------------------------------------------
McLeodUSA Inc. - Class A(c)                                   500      15,625
-----------------------------------------------------------------------------
Qwest Communications International, Inc.(c)                   900      45,000
-----------------------------------------------------------------------------
US West, Inc.                                                 200      12,925
-----------------------------------------------------------------------------
                                                                       90,594
-----------------------------------------------------------------------------

TOBACCO - 0.26%

Philip Morris Companies, Inc.                                 500      26,750
-----------------------------------------------------------------------------

WASTE MANAGEMENT - 0.49%

Allied Waste Industries, Inc.(c)                            1,000      23,625
-----------------------------------------------------------------------------
Denali, Inc.(c)                                             1,000      14,000
-----------------------------------------------------------------------------
Republic Services, Inc.(c)                                    700      12,906
-----------------------------------------------------------------------------
                                                                       50,531
-----------------------------------------------------------------------------
  Total Domestic Common Stocks
   (Cost $2,528,522)                                                2,992,491
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.10%

CHEMICALS (DIVERSIFIED) - 0.47%

Monsanto Co., $2.60 Conv. Pfd.                              1,000      49,000
-----------------------------------------------------------------------------

HOMEBUILDING - 0.14%

Fleetwood Capital Trust, $3.00 Conv. Gtd. Pfd.                300      14,063
-----------------------------------------------------------------------------

NATURAL GAS - 0.11%

KN Energy, Inc., $3.548 Conv. Pfd.                            300      11,269
-----------------------------------------------------------------------------

PERSONAL CARE - 0.15%

Estee Lauder Co., $3.805 Conv. Pfd.                           200      15,500
-----------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.23%

United Rentals Trust I, $3.25 Conv. Pfd.(a) (Acquired
 12/10/98; Cost $19,375)                                      500      24,063
-----------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks (Cost
   $100,198)                                                          113,895
-----------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                                            PRINCIPAL    MARKET
                                                              AMOUNT      VALUE

DOMESTIC CONVERTIBLE BONDS - 0.27%

Global Telesystems Group (Telecommunications - Long
 Distance) Sr. Sub. Notes, 8.75%, 06/30/00 (Cost
 $21,506)                                                       10,000 $    27,550
----------------------------------------------------------------------------------

U.S. DOLLAR DENOMINATED FOREIGN BONDS & NOTES - 2.56%

CANADA - 0.95%

Laidlaw, Inc. (Services - Commercial & Consumer), Yankee
 Unsec. Deb., 6.70%, 05/01/08                                  100,000      97,797
----------------------------------------------------------------------------------

NORWAY - 0.91%

Petroleum Geo-Services A.S.A., (Oil & Gas-Drilling &
 Equipment), Sr. Unsec. Yankee Notes, 7.125%,
 03/30/28                                                      100,000      94,393
----------------------------------------------------------------------------------

UNITED KINGDOM - 0.70%

Terra Nova Ins Holdings (Insurance - Property - Casual-
 ty), Sr. Unsec. Gtd. Notes, 7.20%, 8/15/07                     70,000      72,279
----------------------------------------------------------------------------------
  Total U.S. Dollar Denominated Foreign Bonds & Notes -
    (Cost $263,664)                                                        264,469
----------------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED BONDS & NOTES(d) - 1.70%

DUTCH GUILDERS - 0.37%

Koninklijke Ahold NV (Retail - Food Chains), Conv. Sub.
 Notes, 3.00%, 09/30/03                              NLG        60,000      38,335
----------------------------------------------------------------------------------

FRENCH FRANCS - 0.34%

France Telecom (Telephone), Conv. Bonds, 2.00%,
 01/01/04                                            FRF       183,680      34,956
----------------------------------------------------------------------------------

NEW ZEALAND DOLLARS - 0.99%

International Bank for Reconstruction & Development
 (Banks - Money Center), Sr. Unsec. Unsub. Notes, 5.50%,
 04/15/04                                            NZD       200,000     102,794
----------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Bonds & Notes (Cost
   $173,980)                                                               176,085
----------------------------------------------------------------------------------
                                                              SHARES

FOREIGN STOCKS & OTHER EQUITYINTERESTS - 1.81%

BERMUDA - 0.26%

Global Crossing Ltd. (Telecommunications - Long
 Distance)(c)                                                      600      27,075
----------------------------------------------------------------------------------

CANADA - 0.33%

Cadillac Fairview Corp. (Land Development)(c)                      600      11,213
----------------------------------------------------------------------------------
Teleglobe, Inc. (Services - Commercial & Consumer)                 600      21,600
----------------------------------------------------------------------------------
                                                                            32,813
----------------------------------------------------------------------------------

CAYMAN ISLANDS - 0.20%

Scottish Annuity Life & Holdings, Ltd. (Insurance -
  Life/Health)                                                   1,500      20,625
----------------------------------------------------------------------------------

                                                                   MARKET
                                                        SHARES      VALUE

FINLAND - 0.47%

Fortum Corp. (Electric Companies)(c)                       2,100 $    12,773
--------------------------------------------------------------------------------
Nokia Oyj A.B. - Class A - ADR (Communications
 Equipment)                                                  300      36,131
--------------------------------------------------------------------------------
                                                                      48,904
--------------------------------------------------------------------------------

FRANCE - 0.15%

France Telecom S.A. - ADR (Communications Equipment)         200      15,788
--------------------------------------------------------------------------------

GERMANY - 0.17%

DaimlerChrysler AG (Automobiles)                             187      17,964
--------------------------------------------------------------------------------

NETHERLANDS - 0.13%

Equant N.V. (Computers - Networking)(c)                      200      13,563
--------------------------------------------------------------------------------

UNITED KINGDOM - 0.10%

ESG Re Limited (Insurance - Life/Health)                     500      10,125
--------------------------------------------------------------------------------
Total Foreign Stocks & Other Equity Interests (Cost
 $156,229)                                                           186,857
--------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                        AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES - 6.42%

Fannie Mae

 6.18%, 03/15/01                                      $  300,000     308,001
--------------------------------------------------------------------------------
 6.50%, 11/01/28                                         353,499     355,818
--------------------------------------------------------------------------------
  Total U.S. Government Agency Securities (Cost
   $659,478)                                                         663,819
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 20.02%

Bills, 4.439%, 03/25/99(e)                             1,428,000   1,413,349
--------------------------------------------------------------------------------
Notes, 15.75%, 11/15/01                                   25,000      32,357
--------------------------------------------------------------------------------
Notes, 5.75%, 04/30/03(f)                                600,000     624,774
--------------------------------------------------------------------------------
  Total U.S. Treasury Securities
   (Cost $2,050,826)                                               2,070,480
--------------------------------------------------------------------------------
  Total Investments (excluding Repurchase Agreement)
   (Cost $8,260,371)                                               8,841,727
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 13.11%(g)

SBC Warburg Dillon Read Inc., 4.75%,
 01/04/99(h) (Cost $1,356,240)                         1,356,240   1,356,240
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.59%                                        10,197,967
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.41%                                145,369
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                             $10,343,336
--------------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/98 was $268,878 which represented 2.60% of the Fund's net assets.
(b) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original discount.
(c) Non-income producing security.
(d) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(e) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(f) A portion of the principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 7.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

Investment abbreviations

ADR    --  American Depositary Receipts
Conv.  --  Convertible
Deb.   --  Debentures
FRF    --  French Francs
Gtd.   --  Guaranteed
NLG    --  Dutch Guilder
NZD    --  New Zealand Dollar
Pfd.   --  Preferred
Sec.   --  Secured
Sr.    --  Senior
Sub.   --  Subordinated
Unsec. --  Unsecured
Unsub. --  Unsubordinated


See Notes to Financial Statements.


                             AIM V.I. BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, excluding repurchase agreement, at market value (cost
 $8,260,371)                                                        $ 8,841,727
-------------------------------------------------------------------------------
Repurchase Agreement (cost $1,356,240)                                1,356,240
-------------------------------------------------------------------------------
Receivables for:
 Investments sold                                                         8,875
-------------------------------------------------------------------------------
 Reimbursement from advisor                                              26,753
-------------------------------------------------------------------------------
 Capital stock sold                                                      73,907
-------------------------------------------------------------------------------
 Dividends and interest                                                  61,043
-------------------------------------------------------------------------------
 Variation margin                                                         5,950
-------------------------------------------------------------------------------
Investment for deferred compensation plan                                 2,779
-------------------------------------------------------------------------------
  Total assets                                                       10,377,274
-------------------------------------------------------------------------------

LIABILITIES:

Payable for investments purchased                                        24,717
-------------------------------------------------------------------------------
Deferred compensation plan                                                2,779
-------------------------------------------------------------------------------
Accrued directors' fees                                                     100
-------------------------------------------------------------------------------
Accrued operating expenses                                                6,342
-------------------------------------------------------------------------------
  Total liabilities                                                      33,938
-------------------------------------------------------------------------------
Net assets applicable to shares outstanding                         $10,343,336
-------------------------------------------------------------------------------

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                         250,000,000
-------------------------------------------------------------------------------
 Outstanding                                                            928,627
-------------------------------------------------------------------------------
Net asset value, offering and redemption price per share                 $11.14
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the period May 1, 1998 (date operations commenced) through December 31, 1998


INVESTMENT INCOME:

Dividends                                                        $  3,473
--------------------------------------------------------------------------
Interest                                                          135,187
--------------------------------------------------------------------------
   Total investment income                                        138,660
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      21,238
--------------------------------------------------------------------------
Administrative services fees                                       26,649
--------------------------------------------------------------------------
Custodian fees                                                     12,932
--------------------------------------------------------------------------
Directors' fees and expenses                                        6,407
--------------------------------------------------------------------------
Legal fees                                                          8,287
--------------------------------------------------------------------------
Other                                                               4,734
--------------------------------------------------------------------------
   Total expenses                                                  80,247
--------------------------------------------------------------------------
Less: Expenses paid indirectly                                        (39)
--------------------------------------------------------------------------
  Fees waived and expenses reimbursed by advisor                  (46,739)
--------------------------------------------------------------------------
   Net expenses                                                    33,469
--------------------------------------------------------------------------
Net investment income                                             105,191
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain from:
   Investment securities                                           11,031
--------------------------------------------------------------------------
   Foreign currencies                                               1,960
--------------------------------------------------------------------------
   Futures contracts                                              122,291
--------------------------------------------------------------------------
   Option contracts                                                   213
--------------------------------------------------------------------------
                                                                  135,495
--------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of:
   Investment securities                                          581,356
--------------------------------------------------------------------------
   Foreign currencies                                                (443)
--------------------------------------------------------------------------
   Futures contracts                                              119,775
--------------------------------------------------------------------------
                                                                  700,688
--------------------------------------------------------------------------
 Net gain from investment securities and futures contracts        836,183
--------------------------------------------------------------------------
Net increase in net assets resulting from operations             $941,374
--------------------------------------------------------------------------


See Notes to Financial Statements.


                             AIM V.I. BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 1998 (date operations commenced) through December 31,
1998


OPERATIONS:

 Net investment income                                         $   105,191
---------------------------------------------------------------------------
 Net realized gain from investment securities, foreign
  currencies, futures and option contracts                         135,495
---------------------------------------------------------------------------
 Net unrealized appreciation of investment securities, foreign
  currencies and futures contracts                                 700,688
---------------------------------------------------------------------------
   Net increase in net assets resulting from operations            941,374
---------------------------------------------------------------------------
 Dividends from net investment income                             (115,294)
---------------------------------------------------------------------------
 Distributions from net realized gains                             (20,295)
---------------------------------------------------------------------------
 Net increase from capital stock transactions                    9,537,551
---------------------------------------------------------------------------
   Net increase in net assets                                   10,343,336
---------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                                    --
---------------------------------------------------------------------------
 End of period                                                 $10,343,336
===========================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)                    $ 9,536,421
---------------------------------------------------------------------------
 Undistributed net investment income                                (2,790)
---------------------------------------------------------------------------
 Undistributed net realized gain from investment securities,
  foreign currencies, futures and options contracts                109,017
---------------------------------------------------------------------------
 Unrealized appreciation of investment securities, foreign
  currencies and futures contracts                                 700,688
---------------------------------------------------------------------------
                                                               $10,343,336
===========================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Balanced Fund (the "Fund"). The Fund's investment objective is to achieve as high a total return to investors as possible, consistent with preservation of capital. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange.

                             AIM V.I. BALANCED FUND

   Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $1,130, undistributed net investment income was increased by $7,313 and undistributed net realized gains was decreased by $6,183 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of
   Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put Options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Bond Premiums - It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
H. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
I. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                          AIM V.I. BALANCED FUND

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM waived fees and reimbursed expenses of $46,739.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM was reimbursed $26,649 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $1,697 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $39 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $39 during the period May 1, 1998 (date operations commenced) through December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period May 1, 1998 (date operations commenced) through December 31, 1998 was $7,087,066 and $251,369, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $611,897
-----------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (30,541)
-----------------------------------------------------------------------
Net unrealized appreciation of investment securities          $581,356
=======================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the period May 1, 1998 (date operations commenced) through December 31, 1998 were as follows:

                                         DECEMBER 31, 1998
                                         -------------------
                                         SHARES     AMOUNT
                                         -------  ----------
Sold                                     954,695  $9,785,741
-------------------------------------------------------------
Issued as reinvestment of distributions   12,578     135,589
-------------------------------------------------------------
Reacquired                               (38,646)   (383,779)
-------------------------------------------------------------
                                         928,627  $9,537,551
=============================================================

NOTE 7 - OPEN FUTURES CONTRACTS
On December 31, 1998, $109,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

               NUMBER OF                   UNREALIZED
  CONTRACTS    CONTRACTS MONTH/COMMITMENT APPRECIATION
  ---------    -----------------------------------
S&P 500 Index       7      March 99/Buy     $119,775
======================================================

NOTE 8 - CALL OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1998 are summarized as follows:

                       CALL OPTION CONTRACTS
                     ---------------------------
                     NUMBER OF         PREMIUMS
                     CONTRACTS         RECEIVED
                     ---------         ---------
Beginning of period      --               --
------------------------------------------------
Written                   1              122
------------------------------------------------
Closed                   (1)            (122)
------------------------------------------------
Exercised                --               --
------------------------------------------------
Expired                  --               --
------------------------------------------------
End of period            --               --
================================================

NOTE 9 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period May 1, 1998 (date operations commenced) through December 31, 1998.

                                                         DECEMBER 31,
                                                             1998
                                                         ------------
Net asset value, beginning of period                       $ 10.00
--------------------------------------------------------   -------
Income from investment operations:
  Net investment income                                       0.12
--------------------------------------------------------   -------
  Net gains on securities (both realized and unrealized)      1.18
--------------------------------------------------------   -------
   Total from investment operations                           1.30
--------------------------------------------------------   -------
Less Distributions:
  Dividends from net investment income                       (0.14)
--------------------------------------------------------   -------
  Distributions from net realized gains                      (0.02)
--------------------------------------------------------   -------
   Total Distributions                                       (0.16)
--------------------------------------------------------   -------
Net asset value, end of period                             $ 11.14
========================================================   =======
Total return(a)                                              13.02%
========================================================   =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                   $10,343
========================================================   =======
Ratio of expenses to average net assets(b)                    1.18%(c)
========================================================   =======
Ratio of net investment income to average net assets(d)       3.71%(c)
========================================================   =======
Portfolio turnover rate                                          9%
========================================================   =======

(a) Total return is not annualized.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.83% (annualized).
(c) Ratios are annualized and based on average net assets of $4,218,617.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursement was 2.07% (annualized).


                            AIM V.I. BALANCED FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Appreciation Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Appreciation Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999

                       AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                    MARKET
                                        SHARES      VALUE

COMMON STOCKS - 87.72%

AEROSPACE/DEFENSE - 0.42%

AAR Corp.                                 50,000  $ 1,193,750
-------------------------------------------------------------
BE Aerospace, Inc.(a)                     20,000      420,000
-------------------------------------------------------------
Gulfstream Aerospace Corp.(a)             20,500    1,091,625
-------------------------------------------------------------
                                                    2,705,375
-------------------------------------------------------------

AIRLINES - 0.23%

Southwest Airlines Co.                    65,500    1,469,656
-------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.44%

Danaher Corp.                             52,300    2,840,544
-------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.31%

Northern Trust Corp.                      23,000    2,008,188
-------------------------------------------------------------

BANKS (REGIONAL) - 2.63%

AmSouth Bancorporation                    30,000    1,368,750
-------------------------------------------------------------
First Tennessee National Corp.            50,000    1,903,125
-------------------------------------------------------------
Firstar Corp.                             65,000    6,061,250
-------------------------------------------------------------
Golden State Bancorp, Inc.(a)             53,000      881,125
-------------------------------------------------------------
Hibernia Corp.-Class A                    85,000    1,476,875
-------------------------------------------------------------
North Fork Bancorporation, Inc.          110,000    2,633,125
-------------------------------------------------------------
TCF Financial Corp.                       40,000      967,500
-------------------------------------------------------------
Zions Bancorp.                            27,500    1,715,313
-------------------------------------------------------------
                                                   17,007,063
-------------------------------------------------------------

BIOTECHNOLOGY - 0.72%

Biogen, Inc.(a)                           44,200    3,668,600
-------------------------------------------------------------
Curative Health Services, Inc.(a)         29,700      994,950
-------------------------------------------------------------
                                                    4,663,550
-------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO, &
 CABLE) - 2.34%

Chancellor Media Corp.(a)                 62,272    2,981,272
-------------------------------------------------------------
Comcast Corp.-Class A                     42,400    2,488,350
-------------------------------------------------------------
Cox Communications, Inc.-Class A(a)       21,500    1,486,187
-------------------------------------------------------------
Heftel Broadcasting Corp.(a)              22,100    1,088,425
-------------------------------------------------------------
Liberty Media Group(a)                    60,000    2,763,750
-------------------------------------------------------------
Univision Communications, Inc.(a)         65,500    2,370,281
-------------------------------------------------------------
USA Networks, Inc.(a)                     59,600    1,974,250
-------------------------------------------------------------
                                                   15,152,515
-------------------------------------------------------------

BUILDING MATERIALS - 0.19%

Masco Corp.                               41,800    1,201,750
-------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.44%

ADC Telecommunications, Inc.(a)           17,200      597,700
-------------------------------------------------------------
Andrew Corp.(a)                           75,000    1,237,500
-------------------------------------------------------------
Comverse Technology, Inc.(a)              41,100    2,918,100
-------------------------------------------------------------
ECI Telecommunications Ltd. (Israel)      19,000      676,875
-------------------------------------------------------------
General Instrument Corp.(a)               66,000    2,239,875
-------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR (Finland)      56,300    6,780,631
-------------------------------------------------------------
QUALCOMM, Inc.(a)                         26,000    1,347,125
-------------------------------------------------------------
                                                   15,797,806
-------------------------------------------------------------

                                                                   MARKET
                                                      SHARES       VALUE

COMPUTERS (HARDWARE) - 1.67%

Apple Computer, Inc.(a)                                 23,000  $   941,562
---------------------------------------------------------------------------
Comdisco, Inc.                                         165,200    2,787,750
---------------------------------------------------------------------------
Dell Computer Corp.(a)                                  40,600    2,971,413
---------------------------------------------------------------------------
Gateway 2000, Inc.(a)                                   22,100    1,131,244
---------------------------------------------------------------------------
IDX Systems Corp.(a)                                    19,000      836,000
---------------------------------------------------------------------------
Micron Electronics, Inc.(a)                             23,400      405,112
---------------------------------------------------------------------------
NCR Corp.(a)                                            42,000    1,753,500
---------------------------------------------------------------------------
                                                                 10,826,581
---------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 2.99%

Ascend Communications, Inc.(a)                         128,300    8,435,725
---------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                  16,625    1,543,008
---------------------------------------------------------------------------
Newbridge Networks Corp. (Canada)(a)                    50,000    1,518,750
---------------------------------------------------------------------------
3Com Corp.(a)                                          175,000    7,842,187
---------------------------------------------------------------------------
                                                                 19,339,670
---------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 2.45%

Adaptec, Inc.(a)                                        52,300      918,519
---------------------------------------------------------------------------
EMC Corp.(a)                                           103,000    8,755,000
---------------------------------------------------------------------------
Lexmark International Group, Inc.(a)                    40,200    4,040,100
---------------------------------------------------------------------------
Seagate Technology, Inc.(a)                             71,200    2,153,800
---------------------------------------------------------------------------
                                                                 15,867,419
---------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 9.99%

America Online, Inc.                                    32,500    5,200,000
---------------------------------------------------------------------------
Aspect Development, Inc.(a)                             40,000    1,772,500
---------------------------------------------------------------------------
BMC Software, Inc.(a)                                  167,000    7,441,938
---------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                        105,800    3,147,550
---------------------------------------------------------------------------
Check Point Software Technologies Ltd. (Israel)(a)      22,200    1,017,037
---------------------------------------------------------------------------
Citrix Systems, Inc.(a)                                 55,700    5,406,381
---------------------------------------------------------------------------
Compuware Corp.(a)                                     113,300    8,851,562
---------------------------------------------------------------------------
Concord EFS, Inc.(a)                                   194,800    8,254,649
---------------------------------------------------------------------------
Electronic Arts, Inc.(a)                                21,000    1,178,625
---------------------------------------------------------------------------
Informix Corp.(a)                                       35,600      351,550
---------------------------------------------------------------------------
Intuit, Inc.(a)                                         27,000    1,957,500
---------------------------------------------------------------------------
Learning Company, Inc. (The)(a)                         45,000    1,167,188
---------------------------------------------------------------------------
Microsoft Corp.(a)                                      11,100    1,539,431
---------------------------------------------------------------------------
Network Associates, Inc.(a)                             28,200    1,868,250
---------------------------------------------------------------------------
Novell, Inc.(a)                                         35,000      634,375
---------------------------------------------------------------------------
Parametric Technology Co.(a)                            75,000    1,228,125
---------------------------------------------------------------------------
Sterling Commerce, Inc.(a)                              56,055    2,522,475
---------------------------------------------------------------------------
Sterling Software, Inc.(a)                              63,600    1,721,175
---------------------------------------------------------------------------
Synopsys, Inc.(a)                                       60,000    3,255,000
---------------------------------------------------------------------------
VERITAS Software Corp.(a)                               36,100    2,163,744
---------------------------------------------------------------------------
Wind River Systems(a)                                   40,000    1,880,000
---------------------------------------------------------------------------
Yahoo! Inc.(a)                                           9,000    2,115,563
---------------------------------------------------------------------------
                                                                 64,674,618
---------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                               MARKET
                                                   SHARES      VALUE

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.23%

Action Performance Companies, Inc.(a)              16,000  $   566,000
----------------------------------------------------------------------
Blyth Industries, Inc.(a)                          30,400      950,000
----------------------------------------------------------------------
                                                             1,516,000
----------------------------------------------------------------------

CONSUMER FINANCE - 1.84%

Capital One Financial Corp.                        33,600    3,864,000
----------------------------------------------------------------------
Countrywide Credit Industries, Inc.                23,400    1,174,388
----------------------------------------------------------------------
Providian Financial Corp.                          66,300    4,972,500
----------------------------------------------------------------------
SLM Holding Corp.                                  40,050    1,922,400
----------------------------------------------------------------------
                                                            11,933,288
----------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 2.06%

Bergen Brunswig Corp.-Class A                      75,400    2,629,575
----------------------------------------------------------------------
Cardinal Health, Inc.                              99,630    7,559,426
----------------------------------------------------------------------
Patterson Dental Co.(a)                            20,000      870,000
----------------------------------------------------------------------
SUPERVALU, INC.                                    26,300      736,400
----------------------------------------------------------------------
U.S. Foodservice(a)                                31,200    1,528,800
----------------------------------------------------------------------
                                                            13,324,201
----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 3.12%

American Power Conversion Corp.(a)                 82,300    3,986,406
----------------------------------------------------------------------
Molex, Inc.                                         4,300      163,938
----------------------------------------------------------------------
Sanmina Corp.(a)                                   30,000    1,875,000
----------------------------------------------------------------------
SCI Systems, Inc.(a)                               42,400    2,448,600
----------------------------------------------------------------------
Solectron Corp.(a)                                 66,700    6,198,931
----------------------------------------------------------------------
Symbol Technologies, Inc.                          64,250    4,107,984
----------------------------------------------------------------------
Uniphase Corp.(a)                                  20,300    1,408,313
----------------------------------------------------------------------
                                                            20,189,172
----------------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS) - 0.17%

Arrow Electronics, Inc.(a)                         41,100    1,096,856
----------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.38%

Perkin-Elmer Corp.                                  7,500      731,719
----------------------------------------------------------------------
Waters Corp.(a)                                    20,000    1,745,000
----------------------------------------------------------------------
                                                             2,476,719
----------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 3.63%

Altera Corp.(a)                                    55,200    3,360,300
----------------------------------------------------------------------
Analog Devices, Inc.(a)                            85,000    2,666,875
----------------------------------------------------------------------
Linear Technology Corp.                            40,000    3,582,500
----------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                 66,400    2,900,850
----------------------------------------------------------------------
Microchip Technology, Inc.(a)                      94,200    3,485,400
----------------------------------------------------------------------
Micron Technology, Inc.(a)                         44,300    2,239,919
----------------------------------------------------------------------
National Semiconductor Corp.(a)                    70,000      945,000
----------------------------------------------------------------------
PMC-Sierra, Inc.(a)                                39,500    2,493,437
----------------------------------------------------------------------
Xilinx, Inc.(a)                                    27,800    1,810,475
----------------------------------------------------------------------
                                                            23,484,756
----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES       VALUE
EQUIPMENT (SEMICONDUCTOR) - 0.26%

Applied Materials, Inc.(a)                         40,000 $  1,707,500
----------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 0.74%

FINOVA Group, Inc.                                 27,500    1,483,281
----------------------------------------------------------------------
MGIC Investment Corp.                              46,633    1,856,573
----------------------------------------------------------------------
Newcourt Credit Group, Inc. (Canada)               41,600    1,453,400
----------------------------------------------------------------------
                                                             4,793,254
----------------------------------------------------------------------

FOODS - 0.51%

Earthgrains Co. (The)                              10,200      315,562
----------------------------------------------------------------------
Flowers Industries, Inc.                           45,000    1,077,188
----------------------------------------------------------------------
Keebler Foods Co.(a)                                8,900      334,863
----------------------------------------------------------------------
Quaker Oats Co. (The)                              26,600    1,582,700
----------------------------------------------------------------------
                                                             3,310,313
----------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 2.49%

Alpharma, Inc.-Class A                             12,750      450,234
----------------------------------------------------------------------
Elan Corp. PLC-ADR (Ireland)(a)                    44,100    3,067,706
----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       22,400    1,191,400
----------------------------------------------------------------------
Jones Medical Industries, Inc.                     99,500    3,631,750
----------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)            33,000    1,967,625
----------------------------------------------------------------------
Mylan Laboratories, Inc.                          104,700    3,298,050
----------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                    40,000    2,515,000
----------------------------------------------------------------------
                                                            16,121,765
----------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.13%

Health Management Associates, Inc.-Class A(a)     174,202    3,767,118
----------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)         68,400    3,548,250
----------------------------------------------------------------------
                                                             7,315,368
----------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.14%

HCR Manor Care, Inc.(a)                            30,000      881,250
----------------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.62%

Express Scripts, Inc.-Class A(a)                   43,600    2,926,650
----------------------------------------------------------------------
Trigon Healthcare, Inc.(a)                         28,500    1,063,406
----------------------------------------------------------------------
                                                             3,990,056
----------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.75%

Bausch & Lomb, Inc.                                25,000    1,500,000
----------------------------------------------------------------------
Becton, Dickinson & Co.                           169,500    7,235,531
----------------------------------------------------------------------
Biomet, Inc.                                       86,800    3,493,700
----------------------------------------------------------------------
Guidant Corp.                                      79,100    8,720,775
----------------------------------------------------------------------
Henry Schein, Inc.(a)                              34,985    1,565,579
----------------------------------------------------------------------
Safeskin Corp.(a)                                  14,300      344,987
----------------------------------------------------------------------
Sybron International Corp.(a)                      51,400    1,397,438
----------------------------------------------------------------------
                                                            24,258,010
----------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                 MARKET
                                                     SHARES      VALUE

HEALTH CARE (SPECIALIZED SERVICES) - 1.76%

Alza Corp.(a)                                         42,000 $  2,194,500
-------------------------------------------------------------------------
Covance, Inc.(a)                                      47,000    1,368,875
-------------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                                  43,200      666,900
-------------------------------------------------------------------------
Omnicare, Inc.                                        88,400    3,071,900
-------------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)               15,000      291,562
-------------------------------------------------------------------------
Quintiles Transnational Corp.(a)                      21,100    1,126,213
-------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(a)                    90,000    2,660,625
-------------------------------------------------------------------------
                                                               11,380,575
-------------------------------------------------------------------------

HOMEBUILDING - 0.50%

Clayton Homes, Inc.                                  146,625    2,025,258
-------------------------------------------------------------------------
Fleetwood Enterprises, Inc.                           14,000      486,500
-------------------------------------------------------------------------
Kaufman and Broad Home Corporation                    24,600      707,250
-------------------------------------------------------------------------
                                                                3,219,008
-------------------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.59%

Leggett & Platt, Inc.                                 70,000    1,540,000
-------------------------------------------------------------------------
Maytag Corp.                                          37,000    2,303,250
-------------------------------------------------------------------------
                                                                3,843,250
-------------------------------------------------------------------------

HOUSEWARES - 0.09%

Helen of Troy Ltd.(a)                                 38,000      558,125
-------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 1.25%

AFLAC, Inc.                                           38,900    1,711,600
-------------------------------------------------------------------------
Provident Companies, Inc.                             60,000    2,490,000
-------------------------------------------------------------------------
ReliaStar Financial Corp.                             63,000    2,905,875
-------------------------------------------------------------------------
Torchmark Corp.                                       28,000      988,750
-------------------------------------------------------------------------
                                                                8,096,225
-------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.60%

Progressive Corp.                                     23,000    3,895,625
-------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 1.17%

Edwards (A.G.), Inc.                                  25,000      931,250
-------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                        27,000    1,189,688
-------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                          97,500    5,478,281
-------------------------------------------------------------------------
                                                                7,599,219
-------------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.69%

Federated Investors, Inc.-Class B                     85,000    1,540,625
-------------------------------------------------------------------------
T. Rowe Price Associates, Inc.                        85,800    2,938,650
-------------------------------------------------------------------------
                                                                4,479,275
-------------------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.76%

Harley-Davidson, Inc.                                 94,000    4,453,250
-------------------------------------------------------------------------
Speedway Motorsports, Inc.(a)                         15,900      453,150
-------------------------------------------------------------------------
                                                                4,906,400
-------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.31%

Corning, Inc.                                        137,200    6,174,000
-------------------------------------------------------------------------
Crane Co.                                             17,400      525,262
-------------------------------------------------------------------------
Hillenbrand Industries, Inc.                          21,500    1,222,813
-------------------------------------------------------------------------
Pentair, Inc.                                         14,500      577,281
-------------------------------------------------------------------------
                                                                8,499,356
-------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES        VALUE

MANUFACTURING (SPECIALIZED) - 0.44%

Avery Dennison Corp.                                  23,600 $  1,063,475
-------------------------------------------------------------------------
Coflexip SA-ADR (France)                              10,100      324,462
-------------------------------------------------------------------------
Diebold, Inc.                                         40,800    1,456,050
-------------------------------------------------------------------------
                                                                2,843,987
-------------------------------------------------------------------------

NATURAL GAS - 0.37%

El Paso Energy Corp.                                  68,000    2,367,250
-------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.12%

Herman Miller, Inc.                                   28,000      752,500
-------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.54%

Baker Hughes, Inc.                                    85,000    1,503,438
-------------------------------------------------------------------------
BJ Services Co.(a)                                    62,000      968,750
-------------------------------------------------------------------------
Cooper Cameron Corp.(a)                               60,000    1,470,000
-------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)               30,200      577,575
-------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                       40,000      947,500
-------------------------------------------------------------------------
Global Industries Ltd.(a)                            108,000      661,500
-------------------------------------------------------------------------
Rowan Companies, Inc.(a)                              80,000      800,000
-------------------------------------------------------------------------
Smith International, Inc.(a)                          50,000    1,259,375
-------------------------------------------------------------------------
Transocean Offshore, Inc.                             25,000      670,312
-------------------------------------------------------------------------
Varco International, Inc.(a)                         140,000    1,085,000
-------------------------------------------------------------------------
                                                                9,943,450
-------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.41%

Apache Corp.                                          67,000    1,695,938
-------------------------------------------------------------------------
Santa Fe Energy Resources, Inc.(a)                    80,000      590,000
-------------------------------------------------------------------------
Stolt Comex Seaway, S.A. (United Kingdom)(a)          40,000      270,000
-------------------------------------------------------------------------
Stolt Comex Seaway, S.A.-ADR (United Kingdom)(a)      20,000      112,500
-------------------------------------------------------------------------
                                                                2,668,438
-------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.29%

AES Corp.(a)                                          40,000    1,895,000
-------------------------------------------------------------------------

PRODUCTS (NON-DURABLES) - 0.46%

Clorox Co. (The)                                      12,600    1,471,838
-------------------------------------------------------------------------
Dial Corp. (The)                                      53,000    1,530,375
-------------------------------------------------------------------------
                                                                3,002,213
-------------------------------------------------------------------------

PUBLISHING - 0.38%

McGraw-Hill Companies, Inc. (The)                     24,000    2,445,000
-------------------------------------------------------------------------

RAILROADS - 0.38%

Kansas City Southern Industries, Inc.                 50,000    2,459,375
-------------------------------------------------------------------------

RESTAURANTS - 1.69%

Brinker International, Inc.(a)                        82,000    2,367,750
-------------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                           56,000    2,233,000
-------------------------------------------------------------------------
Papa John's International, Inc.(a)                    41,900    1,848,838
-------------------------------------------------------------------------
Starbucks Corp.(a)                                    39,400    2,211,325
-------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(a)                    45,000    2,255,625
-------------------------------------------------------------------------
                                                               10,916,538
-------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                          MARKET
                                            SHARES        VALUE

RETAIL (BUILDING SUPPLIES) - 0.32%

Lowe's Companies, Inc.                        40,200 $  2,057,738
-----------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 1.07%

Best Buy Co., Inc.(a)                         21,000    1,288,875
-----------------------------------------------------------------
CDW Computer Centers, Inc.(a)                 38,500    3,693,594
-----------------------------------------------------------------
Tech Data Corp.(a)                            48,600    1,956,150
-----------------------------------------------------------------
                                                        6,938,619
-----------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.50%

Kohl's Corp.(a)                               53,000    3,256,188
-----------------------------------------------------------------

RETAIL (DISCOUNTERS) - 1.04%

Dollar Tree Stores, Inc.(a)                   73,475    3,209,939
-----------------------------------------------------------------
Family Dollar Stores, Inc.                   126,000    2,772,000
-----------------------------------------------------------------
Ross Stores, Inc.                             20,000      787,500
-----------------------------------------------------------------
                                                        6,769,439
-----------------------------------------------------------------

RETAIL (DRUG STORES) - 0.80%

Rite Aid Corp.                               104,560    5,182,255
-----------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.05%

Kroger Co.(a)                                 86,900    5,257,450
-----------------------------------------------------------------
Safeway, Inc.(a)                              25,400    1,547,812
-----------------------------------------------------------------
                                                        6,805,262
-----------------------------------------------------------------

RETAIL (SPECIALTY) - 3.25%

Amazon.com, Inc.(a)                            6,500    2,088,125
-----------------------------------------------------------------
Bed Bath & Beyond, Inc.(a)                   112,000    3,822,000
-----------------------------------------------------------------
Linens 'n Things, Inc.(a)                     11,600      459,650
-----------------------------------------------------------------
Michaels Stores, Inc.(a)                      41,000      741,844
-----------------------------------------------------------------
Office Depot, Inc.(a)                        130,000    4,801,875
-----------------------------------------------------------------
Staples, Inc.(a)                             171,187    7,478,732
-----------------------------------------------------------------
Williams-Sonoma, Inc.(a)                      40,000    1,612,500
-----------------------------------------------------------------
                                                       21,004,726
-----------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 1.83%

Abercrombie & Fitch Co.-Class A(a)            33,300    2,355,975
-----------------------------------------------------------------
Gap, Inc. (The)                               43,575    2,451,094
-----------------------------------------------------------------
Intimate Brands, Inc.                         46,000    1,374,250
-----------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                83,625    2,655,093
-----------------------------------------------------------------
TJX Companies, Inc.                          103,000    2,987,000
-----------------------------------------------------------------
                                                       11,823,412
-----------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.89%

Astoria Financial Corp.                       30,000    1,372,500
-----------------------------------------------------------------
Dime Bancorp, Inc.                           106,000    2,802,375
-----------------------------------------------------------------
GreenPoint Financial Corp.                    45,000    1,580,625
-----------------------------------------------------------------
                                                        5,755,500
-----------------------------------------------------------------

                                                           MARKET
                                              SHARES       VALUE

SERVICES (ADVERTISING & MARKETING) - 2.06%

Interpublic Group of Companies, Inc. (The)      20,000 $  1,595,000
-------------------------------------------------------------------
Lamar Advertising Co.(a)                        66,000    2,458,500
-------------------------------------------------------------------
Omnicom Group, Inc.                            103,300    5,991,400
-------------------------------------------------------------------
Outdoor Systems, Inc.(a)                        57,000    1,710,000
-------------------------------------------------------------------
Snyder Communications, Inc.(a)                  47,700    1,609,875
-------------------------------------------------------------------
                                                         13,364,775
-------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.87%

Apollo Group, Inc.(a)                           65,500    2,218,813
-------------------------------------------------------------------
ChoicePoint, Inc.(a)                            24,500    1,580,250
-------------------------------------------------------------------
Cintas Corp.                                    63,100    4,444,606
-------------------------------------------------------------------
G & K Services, Inc.-Class A                    15,000      798,750
-------------------------------------------------------------------
IMS Health, Inc.                                51,500    3,885,031
-------------------------------------------------------------------
Service Corp. International                     32,400    1,233,225
-------------------------------------------------------------------
Stewart Enterprises, Inc.-Class A              107,500    2,391,875
-------------------------------------------------------------------
Viad Corp.                                      60,000    1,822,500
-------------------------------------------------------------------
Waddell & Reed Financial, Inc.                   1,507       35,697
-------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class B           6,489      150,869
-------------------------------------------------------------------
                                                         18,561,616
-------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 1.15%

CIBER, Inc.(a)                                  25,000      698,437
-------------------------------------------------------------------
Keane, Inc.(a)                                  49,700    1,984,893
-------------------------------------------------------------------
Policy Management Systems Corp.(a)              35,000    1,767,500
-------------------------------------------------------------------
SunGard Data Systems, Inc.(a)                   75,200    2,984,500
-------------------------------------------------------------------
                                                          7,435,330
-------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 3.93%

Affiliated Computer Services, Inc.(a)           30,500    1,372,500
-------------------------------------------------------------------
Billing Concepts Corp.(a)                       58,500      643,500
-------------------------------------------------------------------
Ceridian Corp.(a)                               53,700    3,748,931
-------------------------------------------------------------------
CSG Systems International, Inc.(a)              34,900    2,757,100
-------------------------------------------------------------------
DST Systems, Inc.(a)                            30,300    1,728,994
-------------------------------------------------------------------
Equifax, Inc.                                   44,100    1,507,669
-------------------------------------------------------------------
Fiserv, Inc.(a)                                103,150    5,305,778
-------------------------------------------------------------------
National Data Corp.                             48,000    2,337,000
-------------------------------------------------------------------
NOVA Corp.(a)                                   57,407    1,991,306
-------------------------------------------------------------------
Paychex, Inc.                                   78,975    4,062,276
-------------------------------------------------------------------
                                                         25,455,054
-------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.21%

Robert Half International, Inc.(a)              30,400    1,358,500
-------------------------------------------------------------------

SPECIALTY PRINTING - 0.28%

Valassis Communications, Inc.(a)                35,000    1,806,875
-------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.23%

Metromedia Fiber Network, Inc.(a)               44,000    1,474,000
-------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                   MARKET
                                                    SHARES         VALUE

TELECOMMUNICATIONS (LONG DISTANCE) - 0.65%

Global TeleSystems Group, Inc.(a)                      75,000 $  4,181,250
--------------------------------------------------------------------------

TELEPHONE - 1.07%

Century Telephone Enterprises, Inc.                    64,600    4,360,500
--------------------------------------------------------------------------
Cincinnati Bell, Inc.                                  37,800    1,429,312
--------------------------------------------------------------------------
NTL, Inc. (United Kingdom)(a)                          20,000    1,128,750
--------------------------------------------------------------------------
                                                                 6,918,562
--------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.30%

Jones Apparel Group, Inc.(a)                           52,500    1,158,281
--------------------------------------------------------------------------
Tommy Hilfiger Corp.(a)                                13,100      786,000
--------------------------------------------------------------------------
                                                                 1,944,281
--------------------------------------------------------------------------

TEXTILES (HOME FURNISHINGS) - 0.25%

Shaw Industries, Inc.                                  67,000    1,624,750
--------------------------------------------------------------------------

WASTE MANAGEMENT - 1.28%

Allied Waste Industries, Inc.(a)                      110,670    2,614,579
--------------------------------------------------------------------------
Republic Services, Inc.(a)                             50,000      921,875
--------------------------------------------------------------------------
Waste Management, Inc.                                101,675    4,740,597
--------------------------------------------------------------------------
                                                                 8,277,051
--------------------------------------------------------------------------
  Total Common Stocks (Cost $377,506,768)                      567,719,235
--------------------------------------------------------------------------

WARRANTS - 0.03%

Banks (Regional)
Golden State Bancorp, Litigation Wts., expiring
 01/01/01 (Cost $227,318)(a)                           40,000      182,500
--------------------------------------------------------------------------
                                                   PRINCIPAL
                                                    AMOUNT
TIME DEPOSIT - 1.08%

Credit Communal De Belgium, 5.125%, 01/04/99
 (Cost $7,000,000)                                $ 7,000,000    7,000,000
--------------------------------------------------------------------------

REPURCHASE AGREEMENT - 9.15%(b)

Goldman Sachs & Co., 4.40%, 01/04/99(c)
 (Cost $59,251,734)                                59,251,734   59,251,734
--------------------------------------------------------------------------

TOTAL INVESTMENTS - 97.98%                                     634,153,469
--------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 2.02%                           13,094,534
--------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $647,248,003
==========================================================================

Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/98 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.

Abbreviations:

ADR  -- American Depositary Receipt
Wts. -- Warrants



See Notes to Financial Statements

                      AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, at market value (cost $443,985,820)          $634,153,469
----------------------------------------------------------------------
Receivables for:
 Investments sold                                           13,808,584
----------------------------------------------------------------------
 Capital stock sold                                            677,286
----------------------------------------------------------------------
 Dividends and interest                                        191,840
----------------------------------------------------------------------
Investment for deferred compensation plan                       25,282
----------------------------------------------------------------------
Other assets                                                     2,963
----------------------------------------------------------------------
  Total assets                                             648,859,424
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                       1,236,530
----------------------------------------------------------------------
 Capital stock reacquired                                       13,206
----------------------------------------------------------------------
 Deferred compensation plan                                     25,282
----------------------------------------------------------------------
Accrued advisory fees                                          317,257
----------------------------------------------------------------------
Accrued directors' fees                                            232
----------------------------------------------------------------------
Accrued administrative services fees                             8,797
----------------------------------------------------------------------
Accrued operating expenses                                      10,117
----------------------------------------------------------------------
  Total liabilities                                          1,611,421
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $647,248,003
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                25,689,529
----------------------------------------------------------------------
Net asset value, offering and redemption price per share  $      25.20
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Interest                                                      $  2,782,124
---------------------------------------------------------------------------
Dividends (net of $17,799 foreign withholding tax)               1,619,969
---------------------------------------------------------------------------
  Total investment income                                        4,402,093
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                    3,521,837
---------------------------------------------------------------------------
Administrative services fees                                        53,266
---------------------------------------------------------------------------
Custodian fees                                                     104,218
---------------------------------------------------------------------------
Directors' fees and expenses                                        12,181
---------------------------------------------------------------------------
Other                                                               88,482
---------------------------------------------------------------------------
  Total expenses                                                 3,779,984
---------------------------------------------------------------------------
Less: Expenses paid indirectly                                      (9,472)
---------------------------------------------------------------------------
  Net expenses                                                   3,770,512
---------------------------------------------------------------------------
Net investment income                                              631,581
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         22,739,811
---------------------------------------------------------------------------
  Foreign currencies                                                43,713
---------------------------------------------------------------------------
  Option contracts                                                  25,169
---------------------------------------------------------------------------
                                                                22,808,693
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities            78,385,559
---------------------------------------------------------------------------
  Net gain from investment securities, foreign currencies and
   option contracts                                            101,194,252
---------------------------------------------------------------------------
Net increase in net assets resulting from operations          $101,825,833
===========================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                       1998          1997
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $    631,581  $    914,009
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies and option contracts            22,808,693    16,155,941
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and foreign currencies                  78,385,559    35,953,703
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      101,825,833    53,023,653
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                                (922,615)     (536,874)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                              (16,345,246)   (6,902,664)
------------------------------------------------------------------------------
Net increase from capital stock transactions         39,909,953   107,132,798
------------------------------------------------------------------------------
   Net increase in net assets                       124,467,925   152,716,913
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  522,780,078   370,063,165
------------------------------------------------------------------------------
 End of year                                       $647,248,003  $522,780,078
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $434,303,451  $394,408,721
------------------------------------------------------------------------------
 Undistributed net investment income                    700,362       876,543
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  option contracts                                   22,076,541    15,712,724
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and futures contracts          190,167,649   111,782,090
------------------------------------------------------------------------------
                                                   $647,248,003  $522,780,078
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Appreciation Fund (the "Fund"). The Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
 The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally

                       AIM V.I. CAPITAL APPRECIATION FUND
   determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $15,223, undistributed net investment income was increased by $114,853 and undistributed net realized gains was decreased by $99,630 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of
   Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $53,266 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.

                      AIM V.I. CAPITAL APPRECIATION FUND

 During the year ended December 31, 1998, the Fund incurred legal fees of $4,536 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $9,472 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $9,472 during the year ended December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1998 was $427,487,795 and $457,350,071, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $202,819,727
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (13,557,353)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $189,262,374
===========================================================================

 Cost of investments for tax purposes is $444,891,095.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                    1998                       1997
                           ------------------------  -------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  -------------
Sold                        4,333,736  $ 99,858,597   9,656,144   $202,278,514
-------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                740,474    17,267,861     357,327      7,439,538
-------------------------------------------------------------------------------
Reacquired                 (3,416,071)  (77,216,505) (5,025,910)  (102,585,254)
-------------------------------------------------------------------------------
                            1,658,139  $ 39,909,953   4,987,561  $ 107,132,798
===============================================================================

NOTE 7 - CALL OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1998 are summarized as follows:

                       CALL OPTION CONTRACTS
                     -------------------------
                     NUMBER OF        PREMIUMS
                     CONTRACTS        RECEIVED
                     ---------       ---------
Beginning of period       --   $            --
----------------------------------------------
Written                1,092           271,645
----------------------------------------------
Closed                  (678)         (154,318)
----------------------------------------------
Expired                 (244)          (21,153)
----------------------------------------------
Exercised               (170)          (96,174)
----------------------------------------------
End of period             --   $            --
==============================================

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                     DECEMBER 31,                         JANUARY 31,
                          -----------------------------------------     -----------------
                            1998         1997      1996      1995        1995      1994
                          --------     --------  --------  --------     -------   -------
Net asset value,
 beginning of period      $  21.75     $  19.43  $  16.55  $  12.05     $ 12.58   $ 10.00
------------------------  --------     --------  --------  --------     -------   -------
Income from investment
 operations:
  Net investment income       0.02         0.03      0.02      0.04        0.05        --
------------------------  --------     --------  --------  --------     -------   -------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                4.12         2.58      2.89      4.46       (0.54)     2.59
------------------------  --------     --------  --------  --------     -------   -------
   Total from investment
    operations                4.14         2.61      2.91      4.50       (0.49)     2.59
------------------------  --------     --------  --------  --------     -------   -------
Less distributions:
  Dividends from net
   investment income         (0.04)       (0.02)    (0.03)       --       (0.04)    (0.01)
------------------------  --------     --------  --------  --------     -------   -------
  Distributions from net
   realized gains            (0.65)       (0.27)       --        --          --        --
------------------------  --------     --------  --------  --------     -------   -------
   Total distributions       (0.69)       (0.29)    (0.03)       --       (0.04)    (0.01)
------------------------  --------     --------  --------  --------     -------   -------
Net asset value, end of
 period                   $  25.20     $  21.75  $  19.43  $  16.55     $ 12.05   $ 12.58
========================  ========     ========  ========  ========     =======   =======
Total return(a)              19.30%       13.51%    17.58%    37.38%      (3.91)%   25.90%
========================  ========     ========  ========  ========     =======   =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $647,248     $522,642  $370,063  $212,152     $88,177   $35,354
========================  ========     ========  ========  ========     =======   =======
Ratio of expenses to
 average net assets           0.67%(b)     0.68%     0.73%     0.75%(c)    0.84%     1.06%(c)
========================  ========     ========  ========  ========     =======   =======
Ratio of net investment
 income to average net
 assets                       0.11%(b)     0.18%     0.18%     0.39%(c)    0.46%     0.07%(c)
========================  ========     ========  ========  ========     =======   =======
Portfolio turnover rate         83%          65%       59%       37%         81%       34%
========================  ========     ========  ========  ========     =======   =======

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $566,139,574.
(c) Annualized.

                      AIM V.I. CAPITAL APPRECIATION FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Development Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Development Fund, as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999

                       AIM V.I. CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                            MARKET
                                                   SHARES    VALUE

DOMESTIC COMMON STOCKS - 87.38%

AEROSPACE/DEFENSE - 0.78%

Gulfstream Aerospace Corp.(a)                          100 $   5,325
--------------------------------------------------------------------
Hawk Corp.(a)                                          200     1,675
--------------------------------------------------------------------
Kroll-O'Gara Co. (The)(a)                              400    15,775
--------------------------------------------------------------------
TriStar Aerospace Co.(a)                               300     2,100
--------------------------------------------------------------------
                                                              24,875
--------------------------------------------------------------------

AIRLINES - 0.43%

Atlantic Coast Airlines Holdings(a)                    400    10,000
--------------------------------------------------------------------
Midway Airlines, Corp.(a)                              300     3,600
--------------------------------------------------------------------
                                                              13,600
--------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.69%

Keystone Automotive Industries, Inc.(a)                500    10,469
--------------------------------------------------------------------
Stoneridge, Inc.(a)                                    500    11,375
--------------------------------------------------------------------
                                                              21,844
--------------------------------------------------------------------

BANKS (REGIONAL) - 1.27%

Banco Santandr Puerto Rico(a)                          300     6,581
--------------------------------------------------------------------
Bank United Corp.-Class A                              200     7,850
--------------------------------------------------------------------
Golden State Bancorp, Inc.(a)                          600     9,975
--------------------------------------------------------------------
Independence Community Bank Corp.                      400     6,375
--------------------------------------------------------------------
North Fork Bancorporation, Inc.                        400     9,575
--------------------------------------------------------------------
                                                              40,356
--------------------------------------------------------------------

BEVERAGES (ALCOHOLIC) - 0.65%

Beringer Wine Estates-Class B(a)                       200     8,938
--------------------------------------------------------------------
Canandaigua Wine Co., Inc.-Class A(a)                  200    11,563
--------------------------------------------------------------------
                                                              20,501
--------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.15%

Triarc Companies, Inc.(a)                              300     4,800
--------------------------------------------------------------------

BIOTECHNOLOGY - 0.54%

IDEXX Laboratories, Inc.(a)                            300     8,072
--------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)            300     9,019
--------------------------------------------------------------------
                                                              17,091
--------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.29%

Capstar Broadcasting Corp.-Class A(a)                  400     9,150
--------------------------------------------------------------------
Chancellor Media Corp.(a)                              200     9,575
--------------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                             200     8,450
--------------------------------------------------------------------
Emmis Broadcasting Corp.-Class A(a)                    300    13,013
--------------------------------------------------------------------
Hearst-Argyle Television, Inc.(a)                      100     3,300
--------------------------------------------------------------------
Heftel Broadcasting Corp.(a)                           200     9,850
--------------------------------------------------------------------
Metro Networks, Inc.(a)                                200     8,525
--------------------------------------------------------------------
Univision Communications, Inc.(a)                      300    10,856
--------------------------------------------------------------------
                                                              72,719
--------------------------------------------------------------------


                                                  MARKET
                                         SHARES    VALUE

BUILDING MATERIAL - 0.27%

Pameco Corp.(a)                              200 $   2,313
----------------------------------------------------------
White Cap Industries, Inc.(a)                400     6,100
----------------------------------------------------------
                                                     8,413
----------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.71%

ADC Telecommunications, Inc.(a)              300    10,425
----------------------------------------------------------
Comverse Technology, Inc.(a)                 300    21,300
----------------------------------------------------------
Excel Switching Corp.(a)                     300    11,400
----------------------------------------------------------
NorthEast Optic Network, Inc.(a)             600     6,225
----------------------------------------------------------
Tekelec(a)                                   300     4,969
----------------------------------------------------------
                                                    54,319
----------------------------------------------------------

COMPUTER (HARDWARE) - 0.50%

Bell & Howell Co.(a)                         300    11,344
----------------------------------------------------------
IDX Systems Corp.(a)                         100     4,400
----------------------------------------------------------
                                                    15,744
----------------------------------------------------------

COMPUTER (NETWORKING) - 0.76%

Ascend Communications, Inc.(a)               100     6,575
----------------------------------------------------------
FORE Systems, Inc.(a)                        700    12,819
----------------------------------------------------------
Fvc.com, Inc.(a)                             300     4,725
----------------------------------------------------------
                                                    24,119
----------------------------------------------------------

COMPUTER (PERIPHERALS) - 0.74%

Actel Corp.(a)                               200     4,000
----------------------------------------------------------
Quantum Corp.(a)                             400     8,500
----------------------------------------------------------
SMART Modular Technologies, Inc.(a)          400    11,100
----------------------------------------------------------
                                                    23,600
----------------------------------------------------------

COMPUTER (SOFTWARE & SERVICES) - 8.88%

Avant! Corp.(a)                              200     3,200
----------------------------------------------------------
Axent Technologies, Inc.(a)                  200     6,113
----------------------------------------------------------
Best Software, Inc.(a)                       550    13,063
----------------------------------------------------------
Cadence Design Systems, Inc.(a)              400    11,900
----------------------------------------------------------
Complete Business Solutions, Inc.(a)         400    13,550
----------------------------------------------------------
Concord Communications, Inc.(a)              100     5,675
----------------------------------------------------------
Concord EFS, Inc.(a)                         300    12,712
----------------------------------------------------------
DA Consulting Group, Inc.(a)                 300     6,562
----------------------------------------------------------
Datastream Systems, Inc.(a)                  600     6,900
----------------------------------------------------------
Dendrite International, Inc.(a)              200     4,994
----------------------------------------------------------
Electronic Arts, Inc.(a)                     100     5,612
----------------------------------------------------------
HNC Software, Inc.(a)                        300    12,131
----------------------------------------------------------
Hyperion Solutions Corp.(a)                  190     3,420
----------------------------------------------------------
InfoCure Corp.(a)                            500    16,375
----------------------------------------------------------
Intuit, Inc.(a)                              200    14,500
----------------------------------------------------------
Learning Company, Inc. (The)(a)              150     3,891
----------------------------------------------------------
Manhattan Associates, Inc.(a)                100     2,725
----------------------------------------------------------
Mastech Corp.(a)                             400    11,450
----------------------------------------------------------
Medical Manager Corp.(a)                     700    21,963
----------------------------------------------------------
Mercury Interactive Corp.(a)                 200    12,650
----------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                           MARKET
                                                  SHARES    VALUE

COMPUTER (SOFTWARE & SERVICES) -- (CONTINUED)

Network Associates, Inc.(a)                           200 $  13,250
-------------------------------------------------------------------
Platinum Technology, Inc.(a)                          400     7,650
-------------------------------------------------------------------
Rational Software Corp.(a)                            300     7,950
-------------------------------------------------------------------
Sterling Commerce, Inc.(a)                            300    13,500
-------------------------------------------------------------------
Synopsys, Inc.(a)                                     200    10,850
-------------------------------------------------------------------
Transaction Systems Architects, Inc.-Class A(a)       200    10,000
-------------------------------------------------------------------
Unigraphics Solutions, Inc.(a)                        300     4,350
-------------------------------------------------------------------
USWeb Corp.(a)                                        400    10,550
-------------------------------------------------------------------
Visio Corp.(a)                                        300    10,969
-------------------------------------------------------------------
Walker Interactive Systems, Inc.(a)                   500     3,375
-------------------------------------------------------------------
                                                            281,830
-------------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.39%

Blyth Industries, Inc.(a)                             400    12,500
-------------------------------------------------------------------

CONSUMER FINANCE - 0.60%

American Capital Strategies, Ltd.                     200     3,450
-------------------------------------------------------------------
AmeriCredit Corp.(a)                                  700     9,669
-------------------------------------------------------------------
Cash America International, Inc.                      300     4,556
-------------------------------------------------------------------
United Panam Financial Corp.(a)                       300     1,256
-------------------------------------------------------------------
                                                             18,931
-------------------------------------------------------------------

CONTAINERS (METAL & GLASS) - 0.39%

Silgan Holdings, Inc.(a)                              450    12,509
-------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.91%

JP Foodservice, Inc.(a)                               200     9,800
-------------------------------------------------------------------
McKesson Corp.                                        100     7,906
-------------------------------------------------------------------
Performance Food Group Co.(a)                         400    11,250
-------------------------------------------------------------------
                                                             28,956
-------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.19%

AFC Cable Systems, Inc.(a)                            200     6,725
-------------------------------------------------------------------
American Power Conversion Corp.(a)                    200     9,688
-------------------------------------------------------------------
PCD, Inc.(a)                                          200     2,600
-------------------------------------------------------------------
Pinnacle Systems, Inc.(a)                             200     7,150
-------------------------------------------------------------------
SCI Systems, Inc.(a)                                  200    11,550
-------------------------------------------------------------------
                                                             37,713
-------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.42%

Quanta Services, Inc.(a)                              600    13,238
-------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 1.03%

Apex PC Solutions, Inc.(a)                            200     5,775
-------------------------------------------------------------------
Microchip Technology, Inc.(a)                         300    11,100
-------------------------------------------------------------------
Sipex Corp.(a)                                        300    10,538
-------------------------------------------------------------------
Unitrode Corp.(a)                                     300     5,250
-------------------------------------------------------------------
                                                             32,663
-------------------------------------------------------------------

                                                          MARKET
                                                 SHARES    VALUE

ENTERTAINMENT - 0.96%

Loews Cineplex Entertainment Corp.(a)                800 $   8,100
------------------------------------------------------------------
Metro-Goldwyn-Mayer, Inc.(a)                         458     6,040
------------------------------------------------------------------
Metromedia International Group, Inc.(a)              600     3,263
------------------------------------------------------------------
SFX Entertainment, Inc.-Class A(a)                   200    10,975
------------------------------------------------------------------
The Sports Club Co., Inc.(a)                         500     1,969
------------------------------------------------------------------
                                                            30,347
------------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.54%

Etec Systems, Inc.(a)                                200     8,000
------------------------------------------------------------------
Photronics, Inc.(a)                                  200     4,794
------------------------------------------------------------------
Teradyne, Inc.(a)                                    100     4,238
------------------------------------------------------------------
                                                            17,032
------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.02%

FirstCity Financial Corp.(a)                         300     3,881
------------------------------------------------------------------
Hamilton Bancorp, Inc.(a)                            200     5,337
------------------------------------------------------------------
Medallion Financial Corp.                            400     5,725
------------------------------------------------------------------
PMI Group, Inc. (The)                                100     4,938
------------------------------------------------------------------
Rock Financial Corp.                                 200     2,600
------------------------------------------------------------------
SEI Investments Co.                                  100     9,938
------------------------------------------------------------------
                                                            32,419
------------------------------------------------------------------

FOODS - 1.63%

American Italian Pasta Co.-Class A(a)                450    11,869
------------------------------------------------------------------
International Home Foods, Inc.(a)                    600    10,125
------------------------------------------------------------------
Keebler Foods Co.(a)                                 300    11,288
------------------------------------------------------------------
Suiza Foods Corp.(a)                                 200    10,187
------------------------------------------------------------------
Universal Foods Corp.                                300     8,231
------------------------------------------------------------------
                                                            51,700
------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.30%

Harrah's Entertainment, Inc.(a)                      300     4,706
------------------------------------------------------------------
International Game Technology                        200     4,863
------------------------------------------------------------------
                                                             9,569
------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 0.40%

Allergan, Inc.                                       100     6,475
------------------------------------------------------------------
IVAX Corp.(a)                                        500     6,219
------------------------------------------------------------------
                                                            12,694
------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 2.37%

Barr Laboratories, Inc.(a)                           300    14,400
------------------------------------------------------------------
Dura Pharmaceuticals, Inc.(a)                        600     9,113
------------------------------------------------------------------
Forest Laboratories, Inc.(a)                         200    10,637
------------------------------------------------------------------
Jones Medical Industries, Inc.                       300    10,950
------------------------------------------------------------------
Mylan Laboratories, Inc.                             400    12,600
------------------------------------------------------------------
Parexel International Corp.(a)                       200     5,000
------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                      200    12,575
------------------------------------------------------------------
                                                            75,275
------------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                         MARKET
                                                SHARES    VALUE

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.52%

Health Management Associates, Inc.-Class A(a)       400 $   8,650
-----------------------------------------------------------------
New American Healthcare Corp.(a)                    700     7,831
-----------------------------------------------------------------
                                                           16,481
-----------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.33%

Sunrise Assisted Living, Inc.(a)                    200    10,375
-----------------------------------------------------------------

HEALTH CARE (MANAGED CARE) - 0.64%

Alternative Living Services, Inc.(a)                200     6,850
-----------------------------------------------------------------
Express Scripts, Inc.-Class A(a)                    200    13,425
-----------------------------------------------------------------
                                                           20,275
-----------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.14%

Biomet, Inc.                                        200     8,050
-----------------------------------------------------------------
Coopers Companies, Inc.(a)                          400     8,275
-----------------------------------------------------------------
Cyberonics, Inc.(a)                                 300     4,050
-----------------------------------------------------------------
DVI, Inc.(a)                                        300     5,438
-----------------------------------------------------------------
Henry Schein, Inc.(a)                               300    13,425
-----------------------------------------------------------------
Lifecore Biomedical, Inc.(a)                        400     4,100
-----------------------------------------------------------------
Maxxim Medical, Inc.(a)                             300     8,925
-----------------------------------------------------------------
MiniMed, Inc.(a)                                    100    10,475
-----------------------------------------------------------------
PSS World Medical, Inc.(a)                          500    11,500
-----------------------------------------------------------------
Serologicals Corp.(a)                               300     9,000
-----------------------------------------------------------------
Steris Corp.(a)                                     100     2,843
-----------------------------------------------------------------
Sybron International Corp.(a)                       500    13,594
-----------------------------------------------------------------
                                                           99,675
-----------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 3.40%

Advance Paradigm, Inc.(a)                           400    14,000
-----------------------------------------------------------------
Capital Senior Living Corp.(a)                      300     4,181
-----------------------------------------------------------------
Covance, Inc.(a)                                    200     5,825
-----------------------------------------------------------------
First Consulting Group, Inc.(a)                     500    10,250
-----------------------------------------------------------------
MAXIMUS, Inc.(a)                                    400    14,800
-----------------------------------------------------------------
Ocular Sciences, Inc.(a)                            300     8,025
-----------------------------------------------------------------
Omnicare, Inc.                                      200     6,950
-----------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)             600    11,663
-----------------------------------------------------------------
PharMerica, Inc.(a)                                 400     2,400
-----------------------------------------------------------------
Renal Care Group, Inc.(a)                           200     5,762
-----------------------------------------------------------------
Renex Corp.(a)                                      300     2,175
-----------------------------------------------------------------
Superior Consultant Holdings Corp.(a)               200     8,700
-----------------------------------------------------------------
Ventana Medical Systems, Inc.(a)                    600    12,975
-----------------------------------------------------------------
                                                          107,706
-----------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES - 0.18%

Service Experts, Inc.(a)                            200     5,850
-----------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.18%

Dial Corp. (The)                                    200     5,775
-----------------------------------------------------------------

                                                       MARKET
                                              SHARES    VALUE

HOUSEWARES - 0.35%

Central Garden and Pet Co.(a)                     250 $   3,594
---------------------------------------------------------------
Helen of Troy Ltd.(a)                             200     2,937
---------------------------------------------------------------
Windmere-Durable Holdings, Inc.(a)                600     4,650
---------------------------------------------------------------
                                                         11,181
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.79%

Healthcare Recoveries, Inc.(a)                    700    11,900
---------------------------------------------------------------
Nationwide Financial Services, Inc.-Class A       200    10,338
---------------------------------------------------------------
PAULA Financial                                   300     2,812
---------------------------------------------------------------
                                                         25,050
---------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.27%

Horace Mann Educators Corp.                       300     8,550
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 1.44%

Amerin Corp.(a)                                   350     8,269
---------------------------------------------------------------
CMAC Investment Corp.                             100     4,594
---------------------------------------------------------------
CNA Surety Corp.                                  500     7,875
---------------------------------------------------------------
Everest Reinsurance Holdings, Inc.                200     7,788
---------------------------------------------------------------
Fidelity National Financial, Inc.                 220     6,710
---------------------------------------------------------------
HCC Insurance Holdings, Inc.                      300     5,287
---------------------------------------------------------------
Reliance Group Holdings, Inc.                     400     5,150
---------------------------------------------------------------
                                                         45,673
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.57%

EVEREN Capital Corp.                              400     9,100
---------------------------------------------------------------
Hambrecht & Quist Group(a)                        400     9,075
---------------------------------------------------------------
                                                         18,175
---------------------------------------------------------------

INVESTMENT MANAGEMENT - 1.06%

Affiliated Managers Group, Inc.(a)                500    14,938
---------------------------------------------------------------
Conning Corp.                                     100     2,075
---------------------------------------------------------------
Knight/Trimark Group, Inc.-Class A(a)             700    16,756
---------------------------------------------------------------
                                                         33,769
---------------------------------------------------------------

LAND DEVELOPMENT - 0.12%

Silverleaf Resorts, Inc.(a)                       400     3,725
---------------------------------------------------------------

LEISURE TIME (PRODUCTS) - 0.79%

Family Golf Centers, Inc.(a)                      400     7,900
---------------------------------------------------------------
GTECH Holdings Corp.(a)                           200     5,125
---------------------------------------------------------------
International Speedway Corp.-Class A              300    12,150
---------------------------------------------------------------
                                                         25,175
---------------------------------------------------------------

LODGING-HOTELS - 0.55%

Prime Hospitality Corp.(a)                        400     4,225
---------------------------------------------------------------
Royal Caribbean Cruises Ltd.                      300    11,100
---------------------------------------------------------------
Vail Resorts, Inc.(a)                             100     2,200
---------------------------------------------------------------
                                                         17,525
---------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                        MARKET
                                               SHARES    VALUE

MANUFACTURING (SPECIALIZED) - 2.36%

Alpine Group, Inc. (The)(a)                        300 $   4,500
----------------------------------------------------------------
American Bank Note Holographics, Inc.(a)         1,000    17,500
----------------------------------------------------------------
Armor Holdings, Inc.(a)                            200     2,288
----------------------------------------------------------------
First Years, Inc. (The)                            700    11,068
----------------------------------------------------------------
Howmet International, Inc.(a)                      600     9,675
----------------------------------------------------------------
Mettler-Toledo International, Inc.(a)              400    11,225
----------------------------------------------------------------
Superior TeleCom, Inc.                             200     9,450
----------------------------------------------------------------
US Filter Corp.(a)                                 300     6,862
----------------------------------------------------------------
U.S.A. Floral Products, Inc.(a)                    200     2,300
----------------------------------------------------------------
                                                          74,868
----------------------------------------------------------------

METAL FABRICATORS - 0.22%

Metals USA, Inc.(a)                                700     6,825
----------------------------------------------------------------

NATURAL GAS - 0.11%

KN Energy, Inc.                                    100     3,638
----------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.70%

Daisytek International Corp.(a)                    400     7,600
----------------------------------------------------------------
Knoll, Inc.(a)                                     200     5,925
----------------------------------------------------------------
School Specialty, Inc.(a)                          400     8,550
----------------------------------------------------------------
                                                          22,075
----------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 0.30%

Cal Dive International, Inc.(a)                    200     4,150
----------------------------------------------------------------
Newpark Resources, Inc.(a)                         800     5,450
----------------------------------------------------------------
                                                           9,600
----------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.46%

Anadarko Petroleum Corp.                           300     9,263
----------------------------------------------------------------
Apache Corp.                                       300     7,594
----------------------------------------------------------------
Devon Energy Corp.                                 300     9,206
----------------------------------------------------------------
Newfield Exploration Co.(a)                        100     2,087
----------------------------------------------------------------
Noble Affiliates, Inc.                             200     4,925
----------------------------------------------------------------
Ocean Energy, Inc.(a)                              200     1,262
----------------------------------------------------------------
Snyder Oil Corp.                                   500     6,656
----------------------------------------------------------------
Union Pacific Resources Group, Inc.                600     5,438
----------------------------------------------------------------
                                                          46,431
----------------------------------------------------------------

PAPER & FOREST PRODUCTS - 0.06%

Wausau-Mosinee Paper Corp.                         100     1,768
----------------------------------------------------------------

PERSONAL CARE - 1.52%

Chattem, Inc.(a)                                   300    14,363
----------------------------------------------------------------
NBTY, Inc.(a)                                      700     4,988
----------------------------------------------------------------
Playtex Products, Inc.(a)                          600     9,637
----------------------------------------------------------------
Rexall Sundown, Inc.(a)                            400     5,600
----------------------------------------------------------------
Steiner Leisure Ltd.(a)                            300     9,600
----------------------------------------------------------------
Twinlab Corp.(a)                                   300     3,937
----------------------------------------------------------------
                                                          48,125
----------------------------------------------------------------

                                                         MARKET
                                                SHARES    VALUE

PUBLISHING - 0.93%

IDG Books Worldwide, Inc.-Class A(a)                700 $  12,075
-----------------------------------------------------------------
Petersen Companies, Inc. (The)-Class A(a)           200     6,775
-----------------------------------------------------------------
Scholastic Corp.(a)                                 200    10,725
-----------------------------------------------------------------
                                                           29,575
-----------------------------------------------------------------

RAILROADS - 0.31%

Kansas City Southern Industries, Inc.               200     9,837
-----------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 1.96%

AMRESCO Capital Trust, Inc.                         350     3,325
-----------------------------------------------------------------
Apartment Investment & Management Co.-Class A       200     7,438
-----------------------------------------------------------------
CarrAmerica Realty Corp.                            200     4,800
-----------------------------------------------------------------
CCA Prison Realty Trust                             300     6,150
-----------------------------------------------------------------
Colonial Properties Trust                           200     5,325
-----------------------------------------------------------------
Corporate Office Properties Trust, Inc.             600     4,275
-----------------------------------------------------------------
Correctional Properties Trust                       400     7,225
-----------------------------------------------------------------
Kilroy Realty Corp.                                 300     6,900
-----------------------------------------------------------------
Manufactured Home Communities, Inc.                 300     7,519
-----------------------------------------------------------------
MeriStar Hospitality Corp.                          200     3,712
-----------------------------------------------------------------
Weeks Corp.                                         200     5,637
-----------------------------------------------------------------
                                                           62,306
-----------------------------------------------------------------

RESTAURANTS - 1.49%

Avado Brands, Inc.                                  600     4,988
-----------------------------------------------------------------
Brinker International, Inc.(a)                      500    14,438
-----------------------------------------------------------------
CEC Entertainment, Inc.(a)                          350     9,712
-----------------------------------------------------------------
Dave & Buster's, Inc.(a)                            300     6,918
-----------------------------------------------------------------
Starbucks Corp.(a)                                  200    11,225
-----------------------------------------------------------------
                                                           47,281
-----------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 0.43%

CDW Computer Centers, Inc.(a)                       100     9,593
-----------------------------------------------------------------
Tech Data Corp.(a)                                  100     4,025
-----------------------------------------------------------------
                                                           13,618
-----------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.47%

Family Dollar Stores, Inc.                          600    13,200
-----------------------------------------------------------------
K & G Men's Center, Inc.(a)                         200     1,775
-----------------------------------------------------------------
                                                           14,975
-----------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.18%

American Stores Co.                                 200     7,388
-----------------------------------------------------------------
BJ's Wholesale Club, Inc.(a)                        200     9,262
-----------------------------------------------------------------
Whole Foods Market, Inc.(a)                         200     9,675
-----------------------------------------------------------------
Wild Oats Markets, Inc.(a)                          350    11,025
-----------------------------------------------------------------
                                                           37,350
-----------------------------------------------------------------

RETAIL (HOME SHOPPING) - 0.43%

Micro Warehouse, Inc.(a)                            400    13,525
-----------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                    MARKET
                                           SHARES    VALUE

RETAIL (SPECIALTY) - 5.10%

Casey's General Stores, Inc.                   200 $   2,606
------------------------------------------------------------
CSK Auto Corp.(a)                              600    16,013
------------------------------------------------------------
Electronics Boutique Holdings Corp.(a)         400     8,150
------------------------------------------------------------
Group 1 Automotive, Inc.(a)                    200     5,200
------------------------------------------------------------
Guitar Center, Inc.(a)                         300     7,388
------------------------------------------------------------
Hibbett Sporting Goods, Inc.(a)                300     7,275
------------------------------------------------------------
Hot Topic, Inc.(a)                             100     1,288
------------------------------------------------------------
Just for Feet, Inc.(a)                         300     5,213
------------------------------------------------------------
Linens 'N Things, Inc.(a)                      600    23,775
------------------------------------------------------------
Lithia Motors, Inc.-Class A(a)                 300     4,950
------------------------------------------------------------
Michaels Stores, Inc.(a)                       300     5,428
------------------------------------------------------------
Musicland Stores Corp.(a)                      600     8,962
------------------------------------------------------------
PETsMART, Inc.(a)                              400     4,400
------------------------------------------------------------
Pier 1 Imports, Inc.(a)                        300     2,906
------------------------------------------------------------
Rainbow Rentals, Inc.(a)                       300     2,962
------------------------------------------------------------
Rent-Way, Inc.(a)                              376     9,151
------------------------------------------------------------
Renters Choice, Inc.(a)                        400    12,700
------------------------------------------------------------
Select Comfort Corp.(a)                        100     2,643
------------------------------------------------------------
Williams-Sonoma, Inc.(a)                       400    16,125
------------------------------------------------------------
Zale Corp.(a)                                  450    14,513
------------------------------------------------------------
                                                     161,648
------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.51%

Abercrombie & Fitch Co.-Class A(a)             100     7,075
------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                 200     6,350
------------------------------------------------------------
Stage Stores, Inc.(a)                          300     2,812
------------------------------------------------------------
                                                      16,237
------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.27%

Allied Capital Corp.                           500     8,656
------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 2.94%

Abacus Direct Corp.(a)                         100     4,550
------------------------------------------------------------
Acxiom Corp.(a)                                420    13,020
------------------------------------------------------------
Forrester Research, Inc.(a)                    200     8,750
------------------------------------------------------------
HA-LO Industries, Inc.(a)                      300    11,288
------------------------------------------------------------
Information Resources, Inc.(a)                 200     2,037
------------------------------------------------------------
Lamar Advertising Co.(a)                       450    16,762
------------------------------------------------------------
Market Facts, Inc.(a)                          300     7,800
------------------------------------------------------------
Nielsen Media Research                         333     5,994
------------------------------------------------------------
Snyder Communications, Inc.(a)                 300    10,125
------------------------------------------------------------
Young & Rubicam, Inc.(a)                       400    12,950
------------------------------------------------------------
                                                      93,276
------------------------------------------------------------

                                                     MARKET
                                            SHARES    VALUE

SERVICES (COMMERCIAL & CONSUMER) - 6.65%

ABR Information Services, Inc.(a)               500 $   9,812
-------------------------------------------------------------
Advantage Learning Systems, Inc.(a)             100     6,575
-------------------------------------------------------------
Apollo Group, Inc.(a)                           400    13,550
-------------------------------------------------------------
Avis Rent A Car, Inc.(a)                        300     7,256
-------------------------------------------------------------
Bright Horizons Family Solutions, Inc.(a)       400    10,800
-------------------------------------------------------------
Career Education Corp.(a)                       100     3,000
-------------------------------------------------------------
F.Y.I., Inc.(a)                                 300     9,600
-------------------------------------------------------------
G & K Services, Inc.-Class A                    100     5,325
-------------------------------------------------------------
Galileo International, Inc.                     300    13,050
-------------------------------------------------------------
Hertz Corp.-Class A                             200     9,125
-------------------------------------------------------------
INSpire Insurance Solutions, Inc.(a)            300     5,512
-------------------------------------------------------------
Iron Mountain, Inc.(a)                          350    12,622
-------------------------------------------------------------
LaSalle Partners, Inc.(a)                       100     2,944
-------------------------------------------------------------
MemberWorks, Inc.(a)                            200     5,900
-------------------------------------------------------------
Metzler Group, Inc.(a)                          300    14,606
-------------------------------------------------------------
Pegasus Systems, Inc.(a)                        500    18,000
-------------------------------------------------------------
Pittston Brink's Group                          100     3,188
-------------------------------------------------------------
Primark Corp.(a)                                200     5,425
-------------------------------------------------------------
Protection One, Inc.                            900     7,706
-------------------------------------------------------------
Regis Corp.                                     300    12,000
-------------------------------------------------------------
Strayer Education, Inc.                         100     3,525
-------------------------------------------------------------
Sylvan Learning Systems, Inc.(a)                300     9,150
-------------------------------------------------------------
Trammell Crow Co.(a)                            100     2,800
-------------------------------------------------------------
Travel Services International, Inc.(a)          500    15,250
-------------------------------------------------------------
United Road Services, Inc.(a)                   100     1,838
-------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A          100     2,369
-------------------------------------------------------------
                                                      210,928
-------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 2.56%

Cotelligent Group, Inc.(a)                      300     6,394
-------------------------------------------------------------
Insight Enterprises, Inc.(a)                    250    12,719
-------------------------------------------------------------
Keane, Inc.(a)                                  100     3,993
-------------------------------------------------------------
Policy Management Systems Corp.(a)              300    15,150
-------------------------------------------------------------
SunGard Data Systems, Inc.(a)                   700    27,781
-------------------------------------------------------------
Sykes Enterprises, Inc.(a)                      500    15,250
-------------------------------------------------------------
                                                       81,287
-------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                 MARKET
                                                        SHARES    VALUE

SERVICES (DATA PROCESSING) - 3.94%

Billing Concepts Corp.(a)                                   300 $   3,300
-------------------------------------------------------------------------
BISYS Group, Inc.(a)                                        450    23,231
-------------------------------------------------------------------------
Computer Horizons Corp.(a)                                  300     7,988
-------------------------------------------------------------------------
CSG Systems International, Inc.(a)                          300    23,700
-------------------------------------------------------------------------
DST Systems, Inc.(a)                                        100     5,706
-------------------------------------------------------------------------
Fiserv, Inc.(a)                                             200    10,288
-------------------------------------------------------------------------
4Front Software International, Inc.(a)                      800     8,850
-------------------------------------------------------------------------
Lason Holdings, Inc.(a)                                     200    11,637
-------------------------------------------------------------------------
MedQuist, Inc.(a)                                           200     7,900
-------------------------------------------------------------------------
NOVA Corp.(a)                                               300    10,406
-------------------------------------------------------------------------
Transaction Network Services, Inc.(a)                       600    12,037
-------------------------------------------------------------------------
                                                                  125,043
-------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.77%

Labor Ready, Inc.(a)                                        400     7,875
-------------------------------------------------------------------------
Metamor Worldwide, Inc.(a)                                  400    10,000
-------------------------------------------------------------------------
Syntel, Inc.(a)                                             100     1,131
-------------------------------------------------------------------------
Vincam Group, Inc. (The)(a)                                 300     5,269
-------------------------------------------------------------------------
                                                                   24,275
-------------------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 1.20%

Casella Waste Systems, Inc.(a)                              500    18,563
-------------------------------------------------------------------------
Corrections Corp. of America(a)                             300     5,287
-------------------------------------------------------------------------
Wackenhut Corrections Corp.(a)                              300     8,587
-------------------------------------------------------------------------
Waste Connections, Inc.(a)                                  300     5,513
-------------------------------------------------------------------------
                                                                   37,950
-------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.20%

Associated Group, Inc. (The)-Class A(a)                     400    17,200
-------------------------------------------------------------------------
International Telecommunication Data Systems, Inc.(a)       500     7,375
-------------------------------------------------------------------------
Metromedia Fiber Network, Inc.(a)                           400    13,400
-------------------------------------------------------------------------
                                                                   37,975
-------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.35%

Global TeleSystems Group, Inc.(a)                           200    11,150
-------------------------------------------------------------------------

TELEPHONE - 0.27%

ICG Communications, Inc.(a)                                 400     8,600
-------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.31%

Columbia Sportswear Co.(a)                                  400     6,750
-------------------------------------------------------------------------
Nautica Enterprises, Inc.(a)                                200     3,000
-------------------------------------------------------------------------
                                                                    9,750
-------------------------------------------------------------------------

WASTE MANAGEMENT - 1.24%

Catalytica, Inc.(a)                                         500     9,000
-------------------------------------------------------------------------
Safety-Kleen Corp(a)                                        700     9,887
-------------------------------------------------------------------------
Superior Services, Inc.(a)                                  400     8,025
-------------------------------------------------------------------------
U.S. Liquids Inc.(a)                                        400     9,000
-------------------------------------------------------------------------
Waste Industries, Inc.(a)                                   200     3,450
-------------------------------------------------------------------------
                                                                   39,362
-------------------------------------------------------------------------
  Total Domestic Common Stocks (Cost $2,487,893)                2,772,251
-------------------------------------------------------------------------

                                                                      MARKET
                                                             SHARES    VALUE

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 3.44%

BERMUDA - 0.37%

Annuity and Life Re, Ltd. (Insurance-Life/Health)                100 $   2,700
------------------------------------------------------------------------------
Global Crossing Ltd. (Telecommunications-Long Distance)(a)       200     9,025
------------------------------------------------------------------------------
                                                                        11,725
------------------------------------------------------------------------------

CANADA - 0.47%

Alliance Atlantis Communications Corp.-Class B
 (Entertainment)(a)                                              100     1,644
------------------------------------------------------------------------------
Celestica, Inc. (Electronics-Semiconductors)(a)                  300     7,406
------------------------------------------------------------------------------
Four Seasons Hotels, Inc. (Lodging-Hotels)                       200     5,850
------------------------------------------------------------------------------
                                                                        14,900
------------------------------------------------------------------------------

CAYMAN ISLANDS - 0.43%

Sutton Group Financial Services Ltd. (Insurance-
 Life/Health)(a)                                               1,000    13,750
------------------------------------------------------------------------------

IRELAND - 0.54%

Ryanair Holdings PLC-ADR (Airlines)(a)                           200     7,550
------------------------------------------------------------------------------
Saville Systems Ireland PLC-ADR (Services-Data
 Processing)(a)                                                  500     9,500
------------------------------------------------------------------------------
                                                                        17,050
------------------------------------------------------------------------------

ISRAEL - 0.88%

Check Point Software Technologies Ltd. (Computer- Software
 & Services(a)                                                   100     4,581
------------------------------------------------------------------------------
Galileo Technology Ltd. (Electronics-Semiconductors)(a)          700    18,900
------------------------------------------------------------------------------
NICE-Systems Ltd. (Communications-Equipment)(a)                  200     4,325
------------------------------------------------------------------------------
                                                                        27,806
------------------------------------------------------------------------------

UNITED KINGDOM - 0.75%

ESG Re Limited (Insurance-Life/Health)                           100     2,025
------------------------------------------------------------------------------
LucasVarity PLC-ADR (Auto Parts & Equipment)                     200     6,700
------------------------------------------------------------------------------
NTL Inc. (Telephone)(a)                                          200    11,287
------------------------------------------------------------------------------
Signet Group PLC (Retail-General Merchandise)(a)               4,000     2,044
------------------------------------------------------------------------------
Stolt Comex Seaway, S.A. (Oil & Gas-Exploration &
 Production)(a)                                                  250     1,687
------------------------------------------------------------------------------
                                                                        23,743
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $98,384)                                                            108,974
------------------------------------------------------------------------------

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                          PRINCIPAL     MARKET
                                                             AMOUNT      VALUE

REPURCHASE AGREEMENT(b) - 7.74%

SBC Warburg Dillion Read, Inc., 4.75%, 01/04/99(c) (Cost
 $245,668)                                                $245,668  $  245,668
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.56%                                           3,126,893
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 1.44%                                   45,575
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                $3,172,468
==============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

Abbreviation:
ADR -- American Depositary Receipt


See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments at market value (cost $2,831,945)             $ 3,126,893
---------------------------------------------------------------------

Receivables for:
 Capital stock sold                                            26,986
---------------------------------------------------------------------
 Dividends and interest                                         1,092
---------------------------------------------------------------------
 Investments sold                                               8,881
---------------------------------------------------------------------
 Reimbursement from advisor                                    50,307
---------------------------------------------------------------------
Investment for deferred compensation plan                       2,777
---------------------------------------------------------------------
  Total assets                                              3,216,936
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                         34,293
---------------------------------------------------------------------
 Deferred compensation plan                                     2,777
---------------------------------------------------------------------
Accrued directors' fees                                           410
---------------------------------------------------------------------
Accrued operating expenses                                      6,988
---------------------------------------------------------------------
  Total liabilities                                            44,468
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 3,172,468
---------------------------------------------------------------------

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                  344,450
---------------------------------------------------------------------
Net asset value, offering and redemption price per share        $9.21
=====================================================================

STATEMENT OF OPERATIONS

For the period May 1, 1998 (date operations commenced) through December 31, 1998

INVESTMENT INCOME:

Interest                                                   $ 19,212
--------------------------------------------------------------------
Dividends                                                     4,034
--------------------------------------------------------------------
   Total investment income                                   23,246
--------------------------------------------------------------------

EXPENSES:

Advisory fees                                                 9,522
--------------------------------------------------------------------
Administrative services fees                                 26,658
--------------------------------------------------------------------
Custodian fees                                               20,224
--------------------------------------------------------------------
Directors' fees and expenses                                  6,710
--------------------------------------------------------------------
Legal fees                                                    7,847
--------------------------------------------------------------------
Other                                                         2,699
--------------------------------------------------------------------
   Total expenses                                            73,660
--------------------------------------------------------------------
Less: Fees waived and reimbursed by advisor                 (58,330)
--------------------------------------------------------------------
Expenses paid indirectly                                       (210)
--------------------------------------------------------------------
   Net expenses                                              15,120
--------------------------------------------------------------------
Net investment income                                         8,126
--------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
   Investment securities                                   (142,359)
--------------------------------------------------------------------
   Futures contracts                                       (111,690)
--------------------------------------------------------------------
   Foreign currencies                                            28
--------------------------------------------------------------------
                                                           (254,021)
--------------------------------------------------------------------
Net unrealized appreciation of:
   Investment securities                                    294,948
--------------------------------------------------------------------
 Net gain from investment securities and futures contracts   40,927
--------------------------------------------------------------------
Net increase in net assets resulting from operations       $ 49,053
====================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 1998 (date operations commenced) through December 31,
1998

OPERATIONS:

 Net investment income                                             $    8,126
------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities and futures
  contracts                                                          (254,021)
------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities                 294,948
------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                49,053
------------------------------------------------------------------------------
 Dividends to shareholders from net investment income                 (12,074)
------------------------------------------------------------------------------
 Net increase from capital stock transactions                       3,135,489
------------------------------------------------------------------------------
   Net increase in net assets                                       3,172,468
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                                       --
------------------------------------------------------------------------------
 End of period                                                     $3,172,468
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)                        $3,134,630
------------------------------------------------------------------------------
 Undistributed net investment income                                   (3,061)
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment securities
  and futures contracts                                              (254,049)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities                     294,948
------------------------------------------------------------------------------
                                                                   $3,172,468
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Capital Development Fund (the "Fund"). The Fund's investment objective is long-term capital appreciation. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If no mean is available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such

                       AIM V.I. CAPITAL DEVELOPMENT FUND
   exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $859, undistributed net investment income was increased by $887 and undistributed net realized gains was decreased by $28 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $204,323, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM waived advisory fees and reimbursed expenses of $58,330.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM was reimbursed $26,658 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $210 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $210 during the period May 1, 1998 (date operations commenced) through December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period May 1, 1998 (date operations commenced) through December 31, 1998 was $3,405,734 and $676,949, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $ 431,624
------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (160,611)
------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $ 271,013
========================================================================
 Cost of investments for tax purposes is $2,855,880.


NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the period May 1, 1998 (date operations commenced) through December 31, 1998 as follows:

                                                1998
                                         -------------------
                                         SHARES     AMOUNT
                                         -------  ----------
Sold                                     403,978  $3,617,838
-------------------------------------------------------------
Issued as reinvestment of distributions    1,426      12,074
-------------------------------------------------------------
Reacquired                               (60,954)   (494,423)
-------------------------------------------------------------
                                         344,450  $3,135,489
=============================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period May 1, 1998 (date operations commenced) through December 31, 1998.

                                                                  DECEMBER 31,
                                                                      1998
                                                                  ------------
Net asset value, beginning of period                                 $10.00
-----------------------------------------------------------------    ------
Income from investment operations:
  Net investment income                                                0.03(a)
-----------------------------------------------------------------    ------
  Net gains (losses) on securities (both realized and unrealized)     (0.78)
-----------------------------------------------------------------    ------
   Total from investment operations                                   (0.75)
-----------------------------------------------------------------    ------
Less distributions:
  Dividends from net investment income                                (0.04)
-----------------------------------------------------------------    ------
Net asset value, end of period                                       $ 9.21
=================================================================    ======
Total return(b)                                                       (7.51)%
=================================================================    ======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)                             $3,172
=================================================================    ======
Ratio of expenses to average net assets(c)                             1.21%(d)
=================================================================    ======
Ratio of net investment income to average net assets(e)                0.62%
=================================================================    ======
Portfolio turnover rate                                                  45%
=================================================================    ======

(a) Calculated using average shares outstanding.
(b) Total returns is not annualized.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 5.80% (annualized).
(d) Ratios are annualized and based on average net assets of $1,891,388.
(e) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursement was (3.97)% (annualized).

                       AIM V.I. CAPITAL DEVELOPMENT FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Diversified Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Diversified Income Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.


                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999


                        AIM V.I. DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                        PRINCIPAL    MARKET
                                                        AMOUNT(a)     VALUE
U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
 NOTES - 67.63%

AEROSPACE/DEFENSE - 0.35%

Pacific Aerospace & Electronics, Sr. Sub Notes,
 11.25%, 08/01/05 (Acquired 07/24/98; Cost
 $450,000)(b)                                           $  450,000 $   339,750
------------------------------------------------------------------------------

AIR FREIGHT - 0.44%

Atlas Air, Inc., Sr. Notes, 10.75%, 08/01/05               400,000     422,000
------------------------------------------------------------------------------

AIRLINES - 2.74%

Airplanes Pass Through Trust, Series D Gtd. Sub.
 Bonds, 10.875%, 03/15/19                                  300,000     315,189
------------------------------------------------------------------------------
America West Airlines, Inc., Pass Through
 Certificates, 6.86%, 07/02/04                             863,999     862,012
------------------------------------------------------------------------------
Delta Air Lines, Inc., Deb., 9.00%, 05/15/16               825,000     947,917
------------------------------------------------------------------------------
United Air Lines, Inc., Pass Through Certificates,
 9.56%, 10/19/18                                           425,000     521,603
------------------------------------------------------------------------------
                                                                     2,646,721
------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.41%

Advance Stores Co. Inc., Series B Sr. Unsec. Gtd. Sub.
 Notes, 10.25%, 04/15/08                                   390,000     397,800
------------------------------------------------------------------------------

AUTOMOBILES - 0.52%

General Motors Corp., Deb., 8.80%, 03/01/21                400,000     505,973
------------------------------------------------------------------------------

BANKS (MAJOR REGIONAL) - 0.60%

Regions Financial Corp., Sub. Notes,
 7.75%, 09/15/24                                           500,000     576,015
------------------------------------------------------------------------------

BANKS (MONEY CENTER) - 1.73%

Deutsche Bank Financial, Unsec. Gtd. Sub. Deb., 6.70%,
 12/13/06                                                  750,000     790,343
------------------------------------------------------------------------------
First Union Bancorp, Sub. Deb., 7.50%, 04/15/35            800,000     877,888
------------------------------------------------------------------------------
                                                                     1,668,231
------------------------------------------------------------------------------

BANKS (REGIONAL) - 1.45%

Mercantile Bancorp Inc., Unsec. Sub. Notes, 7.30%,
 06/15/07                                                1,000,000   1,095,900
------------------------------------------------------------------------------
Mercantile Bank Inc., Sub. Notes,
 6.375%, 01/15/04                                          300,000     307,056
------------------------------------------------------------------------------
                                                                     1,402,956
------------------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 1.33%

Coca-Cola Enterprises, Inc., Putable Notes,
 7.24%, 06/20/20(c)                                      5,000,000   1,282,200
------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 4.24%

Comcast Cable Communications, Notes,
 8.50%, 05/01/27                                           500,000     627,470
------------------------------------------------------------------------------
CSC Holdings, Inc.,
 Sr. Notes, 7.875%, 12/15/07                               500,000     527,400
------------------------------------------------------------------------------
 Sr. Unsec. Deb., 7.625%, 07/15/18                         500,000     511,960
------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)     VALUE
BROADCASTING (TELEVISION, RADIO & CABLE) -
  (CONTINUED)

EchoStar DBS Corp., Sr. Sec. Gtd. Notes,
 12.50%, 07/01/02                                        $  430,000 $   498,800
-------------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc. Notes,
 11.875%, 10/15/07(d)                                     1,000,000     462,500
-------------------------------------------------------------------------------
TCI Communications, Inc., Sr. Notes,
 8.00%, 08/01/05                                            850,000     958,435
-------------------------------------------------------------------------------
USA Networks, Inc., Sr. Notes, 6.75%, 11/15/05
 (Acquired 11/30/98; Cost $501,370)(b)                      500,000     501,330
-------------------------------------------------------------------------------
                                                                      4,087,895
-------------------------------------------------------------------------------

CHEMICALS - 2.41%

Airgas Inc., Medium Term Notes, 7.14%, 03/08/04             750,000     765,840
-------------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee Deb.,
 8.50%, 12/15/12                                            500,000     606,900
-------------------------------------------------------------------------------
Solutia, Inc., Bonds, 6.72%, 10/15/37                       750,000     762,000
-------------------------------------------------------------------------------
Sterling Chemicals, Inc., Sr. Unsec. Sub. Notes,
 11.75%, 08/15/06                                           220,000     190,300
-------------------------------------------------------------------------------
                                                                      2,325,040
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.47%

Dialog Corp. PLC (United Kingdom), Series A Sr. Sub.
 Notes, 11.00%, 11/15/07                                    350,000     350,000
-------------------------------------------------------------------------------
Northern Telecom (Canada), Yankee Notes,
 6.00%, 09/01/03                                            100,000     101,482
-------------------------------------------------------------------------------
                                                                        451,482
-------------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.50%

Exodus Communications, Sr. Unsec. Notes, 11.25%,
 07/01/08                                                   480,000     484,800
-------------------------------------------------------------------------------

CONSUMER FINANCE - 1.97%

GMAC, Notes, 9.00%, 10/15/02                                750,000     836,985
-------------------------------------------------------------------------------
Household Finance Corp., Notes,
 7.125%, 09/01/05                                         1,000,000   1,064,040
-------------------------------------------------------------------------------
                                                                      1,901,025
-------------------------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER) - 0.15%

MVE Inc., Sr. Sec. Notes, 12.50%, 02/15/02                  145,000     142,825
-------------------------------------------------------------------------------

ELECTRIC COMPANIES - 3.56%

Cleveland Electric Illumination, Series D Sr. Sec.
 Notes, 7.88%, 11/01/17                                     500,000     527,796
-------------------------------------------------------------------------------
El Paso Electric Co.,
 Series D Sec. First Mortgage Bonds,
  8.90%, 02/01/06                                           500,000     563,250
-------------------------------------------------------------------------------
 Series E Sec. First Mortgage Bonds,
  9.40%, 05/01/11                                           150,000     170,336
-------------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
 First Mortgage Notes, 9.25%, 10/01/01                    1,000,000   1,083,450
-------------------------------------------------------------------------------
 Series G Sr. Unsec. Notes, 7.75%, 10/01/08               1,000,000   1,093,100
-------------------------------------------------------------------------------
                                                                      3,437,932
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                        PRINCIPAL    MARKET
                                                        AMOUNT(a)     VALUE
ELECTRICAL EQUIPMENT - 0.22%

Electronic Retailing Systems International, Inc.,
 Sr. Disc. Notes, 13.25%, 02/01/04(d)                   $  590,000 $   215,350
------------------------------------------------------------------------------

ENTERTAINMENT - 1.42%

Ascent Entertainment Group, Sr. Sec. Disc. Notes,
 11.875%, 12/15/04(d)                                      350,000     211,750
------------------------------------------------------------------------------
Time Warner, Inc.,
 Deb., 9.125%, 01/15/13                                    500,000     628,805
------------------------------------------------------------------------------
 Unsec. Deb., 6.85%, 01/15/26                              500,000     526,020
------------------------------------------------------------------------------
                                                                     1,366,575
------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 1.72%

Associates Corp. of North America, Series B Sr. Deb.,
 7.95%, 02/15/10                                           750,000     867,908
------------------------------------------------------------------------------
Finova Capital Corp., Unsec. Notes,
 7.40%, 05/06/06                                           750,000     789,195
------------------------------------------------------------------------------
                                                                     1,657,103
------------------------------------------------------------------------------

FOODS - 2.07%

AmeriServ Food Co., Gtd. Notes,
 10.125%, 07/15/07                                         320,000     280,000
------------------------------------------------------------------------------
ConAgra Inc., Sr. Unsec. Notes, 7.125%, 10/01/26         1,300,000   1,388,972
------------------------------------------------------------------------------
Del Monte Corp./Foods Co., Sr. Unsec. Sub. Notes,
 12.25%, 04/15/07                                          290,000     330,600
------------------------------------------------------------------------------
                                                                     1,999,572
------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.39%

Venetian Casino Resort LLC, Gtd. Mortgage Notes,
 12.25%, 11/15/04                                          400,000     376,000
------------------------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.80%

Tenet Healthcare Corp., Sr. Notes, 8.00%, 01/15/05         750,000     769,942
------------------------------------------------------------------------------

HEALTH CARE (LONG TERM CARE) - 0.39%

Mariner Post-Acute Network, Inc.,
 Series B Sr. Unsec. Disc. Sub. Notes,
  10.50%, 11/01/07(d)                                      380,000     165,300
------------------------------------------------------------------------------
 Series B Sr. Unsec. Sub. Notes, 9.50%, 11/01/07           270,000     209,250
------------------------------------------------------------------------------
                                                                       374,550
------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.79%

Alaris Medical Systems, Sr. Unsec. Gtd. Sub. Deb.,
 9.75%, 12/01/06                                           300,000     306,000
------------------------------------------------------------------------------
Dade International Inc., Series B Sr. Sub. Notes,
 11.125%, 05/01/06                                          80,000      89,000
------------------------------------------------------------------------------
Mediq Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.00%, 06/01/08                                          380,000     366,700
------------------------------------------------------------------------------
                                                                       761,700
------------------------------------------------------------------------------

HOUSEWARES - 0.49%

Decora Industries, Inc., Series B Sr. Sec. Gtd. Notes,
 11.00%, 05/01/05                                          500,000     472,500
------------------------------------------------------------------------------

                                                       PRINCIPAL    MARKET
                                                       AMOUNT(a)     VALUE

INSURANCE (LIFE/HEALTH) - 0.89%

Americo Life, Inc., Sr. Sub. Notes, 9.25%, 06/01/05    $   75,000 $    77,250
-----------------------------------------------------------------------------
Torchmark Corp., Notes, 7.875%, 05/15/23                  750,000     779,640
-----------------------------------------------------------------------------
                                                                      856,890
-----------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.48%

Orion Capital Trust II, Gtd. Notes,
 7.70%, 04/15/28                                          500,000     459,410
-----------------------------------------------------------------------------

IRON & STEEL - 0.33%

Acme Metal, Inc., Sr. Unsec. Gtd. Deb.,
 10.875%, 12/15/07(e)                                     588,000      79,380
-----------------------------------------------------------------------------
GS Industries, Inc., Sr. Gtd. Notes,
 12.00%, 09/01/04                                         350,000     239,750
-----------------------------------------------------------------------------
                                                                      319,130
-----------------------------------------------------------------------------

LODGING-HOTELS - 2.21%

Booth Creek Ski Holdings, Sr. Notes,
 12.50%, 03/15/07                                         390,000     388,050
-----------------------------------------------------------------------------
Coast Hotels & Casinos Inc., Series B Sec. First
 Mortgage Gtd. Notes, 13.00%, 12/15/02                    180,000     203,400
-----------------------------------------------------------------------------
ITT Corp., Unsec. Gtd. Deb., 7.375%, 11/15/15             750,000     638,100
-----------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., Sec. First Mortgage
 Notes, 9.75%, 10/01/05                                   550,000     517,000
-----------------------------------------------------------------------------
Stena Line A.B. (Sweden), Sr. Yankee Notes, 10.625%,
 06/01/08                                                 430,000     389,150
-----------------------------------------------------------------------------
                                                                    2,135,700
-----------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 0.34%

Elgin National Industies, Sr. Unsec. Gtd. Sub. Notes,
 11.00%, 11/01/07                                         320,000     323,200
-----------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.43%

MMI Products, Inc., Sr. Unsec. Sub. Notes,
 11.25%, 04/15/07                                         380,000     412,300
-----------------------------------------------------------------------------

METALS MINING - 0.94%

Centaur Mining & Exploration Ltd. (Australia), Sr.
 Yankee Gtd. Notes, 11.00%, 12/01/07                      550,000     503,250
-----------------------------------------------------------------------------
Rio Algom Ltd. (Canada), Yankee Unsec. Deb., 7.05%,
 11/01/05                                                 370,000     402,219
-----------------------------------------------------------------------------
                                                                      905,469
-----------------------------------------------------------------------------

NATURAL GAS - 2.90%

Dynegy, Inc., Sr. Unsec. Deb., 7.125%, 05/15/18           500,000     493,355
-----------------------------------------------------------------------------
Enron Corp.,
 Notes, 6.75%, 08/01/09                                   750,000     779,827
-----------------------------------------------------------------------------
 Sr. Sub. Deb., 6.75%, 07/01/05                           450,000     464,558
-----------------------------------------------------------------------------
Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                         525,000     527,625
-----------------------------------------------------------------------------
K N Energy, Inc., Unsec. Deb., 7.35%, 08/01/26            500,000     527,575
-----------------------------------------------------------------------------
                                                                    2,792,940
-----------------------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES - 0.32%

United Stationer Supply, Sr. Sub. Notes,
 12.75%, 05/01/05                                         275,000     308,000
-----------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(a)     VALUE
OIL (INTERNATIONAL INTEGRATED) - 0.84%

Gulf Canada Resources, Ltd. (Canada), Sr. Yankee Unsec.
 Notes, 8.35%, 08/01/06                                  $  800,000 $   805,736
-------------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.44%

Petroleum Geo-Services A.S.A. (Norway), Sr. Yankee
 Unsec. Notes, 7.125%, 03/30/28                             750,000     707,948
-------------------------------------------------------------------------------
R&B Falcon Corp.,
 Sr. Notes, 9.50%, 12/15/08 (Acquired 12/17/98; Cost
  $250,000)(b)                                              250,000     251,250
-------------------------------------------------------------------------------
 Series B Sr. Unsec. Notes, 6.95%, 04/15/08                 500,000     434,285
-------------------------------------------------------------------------------
                                                                      1,393,483
-------------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 1.98%

Abraxas Petroleum Corp., Series D Sr. Unsec. Gtd.
 Notes, 11.50%, 11/01/04                                    125,000      95,625
-------------------------------------------------------------------------------
Chesapeake Energy Corp., Series B Sr. Unsec. Gtd.
 Notes, 9.625%, 05/01/05                                    230,000     180,550
-------------------------------------------------------------------------------
Kelley Oil & Gas Corp., Series B Sr. Gtd. Sub. Notes,
 10.375%, 10/15/06                                          400,000     298,000
-------------------------------------------------------------------------------
Louis Dreyfus Natural Gas, Sr. Sub. Notes,
 9.25%, 06/15/04                                            500,000     539,585
-------------------------------------------------------------------------------
Queen Sand Resources, Inc., Sr. Unsec. Gtd. Notes,
 12.50%, 07/01/08                                           400,000     282,000
-------------------------------------------------------------------------------
Talisman Energy, Inc. (Canada), Yankee Deb., 7.125%,
 06/01/07                                                   500,000     517,020
-------------------------------------------------------------------------------
                                                                      1,912,780
-------------------------------------------------------------------------------

OIL & GAS (REFINING & MARKETING) - 0.34%

Texas Petrochemical Corp., Sr. Unsec. Sub. Notes,
 11.125%, 07/01/06                                          330,000     326,700
-------------------------------------------------------------------------------

PERSONAL CARE - 1.09%

Alberto-Culver Corp., Notes, 6.375%, 06/15/28             1,000,000   1,047,880
-------------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 0.85%

AES Corp., Sr. Notes, 8.00%, 12/31/08                       750,000     747,532
-------------------------------------------------------------------------------
Panda Global Energy Co. (China), Sr. Yankee Sec. Gtd.
 Notes, 12.50%, 04/15/04                                    150,000      68,250
-------------------------------------------------------------------------------
                                                                        815,782
-------------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 1.53%

News America Holdings, Inc.,
 Sr. Gtd. Deb., 9.25%, 02/01/13                             750,000     936,127
-------------------------------------------------------------------------------
 Sr. Gtd. Putable Bonds, 7.43%, 10/01/26                    500,000     543,560
-------------------------------------------------------------------------------
                                                                      1,479,687
-------------------------------------------------------------------------------

RAILROADS - 0.76%

Norfolk Southern Corp., Putable Bonds,
 7.05%, 05/01/37                                            650,000     733,993
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST - 1.51%

Glenborough Properties, Series B Sr. Unsec. Notes,
 7.625%, 03/15/05                                           800,000     766,798
-------------------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb.,
 7.35%, 12/01/17                                            750,000     689,363
-------------------------------------------------------------------------------
                                                                      1,456,161
-------------------------------------------------------------------------------

                                                          PRINCIPAL    MARKET
                                                          AMOUNT(a)    VALUE
RETAIL (GENERAL MERCHANDISE) - 0.27%

Plainwell Inc., Series B Sr. Unsec. Sub. Notes, 11.00%,
 03/01/08                                                 $  330,000 $  259,050
-------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 1.56%

CEX Holdings, Inc., Series B Sr. Unsec. Gtd. Sub. Notes,
 9.625%, 06/01/08                                            370,000    334,850
-------------------------------------------------------------------------------
CSK Auto Inc., Sr. Gtd. Sub. Deb.,
 11.00%, 11/01/06                                            260,000    274,300
-------------------------------------------------------------------------------
Neff Corp., Sr. Sub. Notes, 10.25%, 06/01/08 (Acquired
 12/02/98; Cost $325,103)(b)                                 330,000    320,100
-------------------------------------------------------------------------------
Renters Choice, Inc., Sr. Sub. Notes, 11.00%, 08/15/08
 (Acquired 08/13/98; Cost $500,000)(b)                       500,000    510,000
-------------------------------------------------------------------------------
Wilson's - The Leather Experts, Inc., Sr. Notes, 11.25%,
 08/15/04                                                     70,000     68,950
-------------------------------------------------------------------------------
                                                                      1,508,200
-------------------------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.74%

Big 5 Corp., Sr. Unsec. Notes, 10.875%, 11/15/07             500,000    507,500
-------------------------------------------------------------------------------
J Crew Operating Corp., Sr. Sub. Notes,
 10.375%, 10/15/07                                           240,000    207,600
-------------------------------------------------------------------------------
                                                                        715,100
-------------------------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.87%

Sovereign Bancorp, Inc., Sub. Notes,
 8.00%, 03/15/03                                             800,000    841,608
-------------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 0.32%

MDC Communications Corp. (Canada), Sr. Yankee Unsec.
 Sub. Notes, 10.50%, 12/01/06                                300,000    307,500
-------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.96%

Laidlaw, Inc. (Canada), Yankee Unsec. Deb.,
 6.70%, 05/01/08                                             500,000    488,985
-------------------------------------------------------------------------------
Pegasus Shipping Hellas Co. (Bermuda), Series A Sr.
 Yankee Sec. Gtd. Mortgage Notes,
 11.875%, 11/15/04                                           500,000    432,500
-------------------------------------------------------------------------------
                                                                        921,485
-------------------------------------------------------------------------------

SERVICES (EMPLOYMENT) - 0.38%

MSX International, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.375%, 01/15/08                                           380,000    363,850
-------------------------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 0.04%

ATC Group Services, Inc., Sr. Unsec. Gtd. Sub. Notes,
 12.00%, 01/15/08(e)                                         450,000     42,750
-------------------------------------------------------------------------------

SHIPPING - 0.43%

Pacific & Atlantic Holdings, Yankee First Mortgage
 Notes, 11.50%, 05/30/08                                     530,000    410,750
-------------------------------------------------------------------------------

SOVEREIGN DEBT - 2.66%

Province of Manitoba (Canada), Yankee Bonds, 7.75%,
 07/17/16                                                    700,000    826,322
-------------------------------------------------------------------------------
Province of Quebec (Canada),
 Series A Yankee Notes, 6.29%, 03/06/26                      800,000    897,184
-------------------------------------------------------------------------------
 Yankee Notes, 5.735%, 03/02/26                              750,000    845,025
-------------------------------------------------------------------------------
                                                                      2,568,531
-------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                        PRINCIPAL    MARKET
                                                        AMOUNT(a)     VALUE
TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.58%

Clearnet Communications Inc. (Canada), Sr. Yankee
 Unsec. Disc. Notes, 14.75%, 12/15/05(d)                $  110,000 $    95,150
------------------------------------------------------------------------------
Metrocall Inc., Sr. Sub. Notes, 11.00%, 09/15/08
 (Acquired 12/17/98; Cost $446,868)(b)                     450,000     454,500
------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Notes, 12.00%,
 11/01/08 (Acquired 10/28/98; Cost $552,037)(b)            560,000     616,000
------------------------------------------------------------------------------
PageMart Wireless, Inc., Sr. Sub. Disc. Notes, 11.25%,
 02/01/08(d)                                               750,000     363,750
------------------------------------------------------------------------------
                                                                     1,529,400
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 2.65%

Bell Canada (Canada), Yankee Deb.,
 9.50%, 10/15/10                                           350,000     461,058
------------------------------------------------------------------------------
Centel Capital, Deb., 9.00%, 10/15/19                      320,000     411,693
------------------------------------------------------------------------------
Esprit Telecom Group PLC (United Kingdom), Sr. Yankee
 Notes, 11.50%, 12/15/07                                   350,000     364,000
------------------------------------------------------------------------------
MCI Communications Corp., Putable Sr. Unsec. Deb.,
 7.125%, 06/15/27                                        1,000,000   1,063,500
------------------------------------------------------------------------------
Versatel Telecom BV (Netherlands), Sr. Notes, 13.25%,
 05/15/08                                                  250,000     255,000
------------------------------------------------------------------------------
                                                                     2,555,251
------------------------------------------------------------------------------

TELEPHONE - 2.47%

Cable & Wireless Communications PLC (United Kingdom),
 Yankee Notes, 6.75%, 03/06/08                             750,000     767,655
------------------------------------------------------------------------------
ESAT Telecom Group PLC (Ireland), Sr. Yankee Notes,
 12.50%, 02/01/07(d)                                       470,000     312,550
------------------------------------------------------------------------------
NTL Inc., Sr. Notes, 11.50%, 10/01/08
 (Acquired 10/26/98; Cost $440,000)(b)                     440,000     481,800
------------------------------------------------------------------------------
SBC Communications, Inc., Deb., 7.375%, 07/15/43           750,000     818,415
------------------------------------------------------------------------------
                                                                     2,380,420
------------------------------------------------------------------------------

TEXTILES (APPAREL) - 0.74%

Fruit of the Loom, Notes, 6.50%, 11/15/03                  750,000     712,620
------------------------------------------------------------------------------

TRUCKERS - 0.41%

Travelcenters of America, Inc., Sr. Unsec. Gtd. Sub.
 Deb., 10.25%, 04/01/07                                    400,000     400,000
------------------------------------------------------------------------------

TRUCKS & PARTS - 0.12%

Blue Bird Body Co., Series B Sr. Sub. Notes, 10.75%,
 11/15/06                                                  110,000     113,850
------------------------------------------------------------------------------

WASTE MANAGEMENT - 1.09%

WMX Technologies, Inc., Unsec. Notes,
 7.10%, 08/01/26                                         1,000,000   1,047,230
------------------------------------------------------------------------------
  Total U.S. Dollar Denominated
   Non-Convertible Bonds & Notes
   (Cost $65,650,575)                                               65,228,773
------------------------------------------------------------------------------

                                                       PRINCIPAL     MARKET
                                                       AMOUNT(a)      VALUE
U.S. DOLLAR DENOMINATED CONVERTIBLE
  BONDS & NOTES - 0.56%

SHIPPING - 0.56%

Hutchison Delta Finance (Cayman Islands), Conv.
 Unsec. Notes, 7.00%, 11/08/02
 (Cost $527,500)                                         $ 500,000 $   537,500
------------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED
 NON-CONVERTIBLE BONDS
 & NOTES - 12.32%(f)

CANADA - 6.11%

Bank of Montreal (Banks - Money Center), Sub. Deb.,
 7.92%, 07/31/12                                       CAD 850,000     643,722
------------------------------------------------------------------------------
Bell Mobility Cellular (Telecommunications -
 Cellular/Wireless), Deb., 6.55%, 06/02/08                 750,000     501,936
------------------------------------------------------------------------------
Canadian Oil Debco, Inc. (Oil & Gas-Exploration &
 Production), Deb.,
 11.00%, 10/31/00                                          450,000     320,000
------------------------------------------------------------------------------
Clearnet Communications, Inc. (Telecommunications -
  Cellular/Wireless),
 Sr. Disc. Notes, 11.75%, 08/13/07(d)                    1,500,000     590,686
------------------------------------------------------------------------------
 Sr. Disc. Notes, 10.40%, 05/15/08(d)                    1,600,000     556,863
------------------------------------------------------------------------------
Microcell Telecommunications, Inc.
 (Telecommunications - Cellular/Wireless), Sr.
 Disc. Notes, 11.125%, 10/15/07(d)                       1,000,000     361,111
------------------------------------------------------------------------------
NAV Canada (Services - Commercial & Consumer),
 Bonds, 7.40%, 06/01/27                                  1,000,000     800,771
------------------------------------------------------------------------------
Poco Petroleums Ltd. (Oil & Gas -
 Exploration & Production), Unsec. Deb., 6.60%,
 09/11/07                                                  750,000     480,863
------------------------------------------------------------------------------
Teleglobe Canada, Inc. (Telephone), Unsec. Deb.,
 8.35%, 06/20/03                                           850,000     621,039
------------------------------------------------------------------------------
Trans-Canada Pipelines (Natural Gas),
 Series Q Deb., 10.625%, 10/20/09                          500,000     450,412
------------------------------------------------------------------------------
 Unsec. Notes, 8.55%, 02/01/06                             280,000     213,365
------------------------------------------------------------------------------
Westcoast Energy, Inc. (Natural Gas), Deb., 6.45%,
 12/18/06                                                  500,000     346,085
------------------------------------------------------------------------------
                                                                     5,886,853
------------------------------------------------------------------------------

GERMANY - 2.83%

International Bank for Reconstruction & Development
 (Banks - Money Center), Unsec. Global Bonds,
 7.125%, 04/12/05(c)                                 DEM 1,000,000     711,987
------------------------------------------------------------------------------
LKB Global (Financial-Diversified), Gtd. Notes,
 6.00%, 01/25/06                                         3,000,000   2,016,627
------------------------------------------------------------------------------
                                                                     2,728,614
------------------------------------------------------------------------------

NEW ZEALAND - 1.57%

International Bank for Reconstruction & Development
 (Banks - Money Center),
 Sr. Unsub. Notes, 7.25%, 05/27/03                   NZD 2,200,000   1,211,399
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 6.77%, 08/20/07(c)                    1,000,000     303,547
------------------------------------------------------------------------------
                                                                     1,514,946
------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                      PRINCIPAL     MARKET
                                                      AMOUNT(a)      VALUE

UNITED KINGDOM - 1.81%

International Bank for Reconstruction &
 Development (Banks - Money Center),
 Sr. Unsec. Notes, 6.875%, 07/14/00                   GBP 500,000  $  846,580
-----------------------------------------------------------------------------
Sutton Bridge Financial Ltd. (Financial -
 Diversified), Gtd. Eurobonds, 8.625%, 06/30/22
 (Acquired 05/29/97;
 Cost $733,650)(b)                                        450,000     901,279
-----------------------------------------------------------------------------
                                                                    1,747,859
-----------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated
   Non- Convertible Bonds & Notes
   (Cost $12,210,409)                                              11,878,272
-----------------------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS &
 NOTES - 1.09%(f)

GERMANY - 0.64%

Daimler-Benz A.G. (Automobiles), Conv. Gtd. Unsub.
 Eurobonds, 4.125%, 07/05/03                          DEM 570,000     619,119
-----------------------------------------------------------------------------

UNITED KINGDOM - 0.45%

COLT Telecom Group PLC (Telephone), Conv. Notes,
 2.00%, 08/06/05                                      GBP 700,000     435,819
-----------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Convertible
   Bonds & Notes
   (Cost $833,353)                                                  1,054,938
-----------------------------------------------------------------------------
NON-U.S. DOLLAR DENOMINATED GOVERNMENT
 BONDS & NOTES - 10.67%(f)

BRITISH POUND STERLING - 3.22%

Federal National Mortgage Association, Sr. Unsec.
 Notes, 6.875%, 06/07/02                              GBP 450,000     795,215
-----------------------------------------------------------------------------
United Kingdom Treasury,
 Bonds, 8.00%, 12/07/00                                   400,000     702,549
-----------------------------------------------------------------------------
 Gtd. Notes, 7.00%, 11/06/01                              400,000     705,209
-----------------------------------------------------------------------------
 Bonds, 7.50%, 12/07/06                                   450,000     899,399
-----------------------------------------------------------------------------
                                                                    3,102,372
-----------------------------------------------------------------------------

CANADIAN DOLLARS - 2.81%

British Columbia Municipal Finance Authority,
 Bonds, 7.75%, 12/01/05                               CAD 500,000     374,441
-----------------------------------------------------------------------------
Canadian Government, Bonds,
 6.625%, 10/03/07                                         500,000     270,179
-----------------------------------------------------------------------------
Ontario Province, Sr. Unsec. Unsub. Global Bonds,
 8.00%, 03/11/03                                          750,000     545,666
-----------------------------------------------------------------------------
Province of Ontario, Deb., 11.125%, 02/14/01              500,000     913,595
-----------------------------------------------------------------------------
Province of Ontario, Unsec. Unsub. Notes, 6.25%,
 12/03/08                                               1,000,000     517,059
-----------------------------------------------------------------------------
Quebec (Province of), Deb., 9.375%, 01/16/23              100,000      91,871
-----------------------------------------------------------------------------
                                                                    2,712,811
-----------------------------------------------------------------------------

GERMAN DEUTSCHE MARKS - 0.74%

Bundesrepublic Deutschland, Bonds,
 6.875%, 05/12/05                                   DEM 1,000,000     708,431
-----------------------------------------------------------------------------

                                                   PRINCIPAL     MARKET
                                                   AMOUNT(a)      VALUE

NEW ZEALAND DOLLARS - 1.14%

Federal National Mortgage Association, Notes,
 7.25%, 06/20/02                                 NZD 1,250,000 $   682,650
------------------------------------------------------------------------------
New Zealand Government, Bonds,
 8.00%, 02/15/01                                       750,000     416,233
------------------------------------------------------------------------------
                                                                 1,098,883
------------------------------------------------------------------------------

SWEDISH KRONAS - 2.76%

Swedish Government,
 Bonds, 6.00%, 02/09/05                          SEK 6,000,000     821,959
------------------------------------------------------------------------------
 Bonds, 6.50%, 10/25/06                              6,000,000     860,313
------------------------------------------------------------------------------
 Bonds, 5.00%, 01/28/09                              7,500,000     983,492
------------------------------------------------------------------------------
                                                                 2,665,764
------------------------------------------------------------------------------
  Total Non-U.S. Dollar Denominated Government
   Bonds & Notes
   (Cost $10,155,523)                                           10,288,261
------------------------------------------------------------------------------

                                                         SHARES
DOMESTIC COMMON STOCK - 0.02%

TELECOMMUNICATIONS (CELLULAR/WIRELESS) -  0.02%

Nextel Communications, Inc. - Class A(g)
 (Cost $12,000)                                            743      17,553
------------------------------------------------------------------------------
DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.40%

BANKS (REGIONAL) - 0.52%

Westpac Banking Corp. STRYPES Trust - $3.135
 Conv. Pfd.                                             16,000     505,000
------------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.88%

Conseco Inc. - $4.278 Conv. PRIDES                       8,000     844,000
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks
   (Cost $990,600)                                               1,349,000
------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 0.41%

BANKS (MAJOR REGIONAL) - 0.36%

Societe Generale (France)                                2,150     348,108
------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) -  0.00%

Knology Holdings, Inc., expiring 10/15/07
 (Acquired 03/12/98; Cost $0)(b)(h)                      1,000       2,250
------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.00%

Electronic Retailing Systems International,
 expiring 02/01/04(h)                                      590       2,950
------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) -  0.00%

MVE, Inc., expiring 02/15/02(h)                            190       1,900
------------------------------------------------------------------------------

METAL FABRICATORS - 0.00%

Gulf States Steel, Inc., expiring 04/15/03(h)              230           2
------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                      MARKET
                                                           SHARES      VALUE
PERSONAL CARE - 0.00%

IHF Capital Inc., Series I, expiring 11/14/99(h)                150 $        75
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.01%

Clearnet Communications Inc. (Canada), expiring
 09/15/05(h)                                                    891       6,237
-------------------------------------------------------------------------------
Loral Space & Communications Ltd., expiring 01/15/07(h)         580       6,235
-------------------------------------------------------------------------------
                                                                         12,472
-------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.00%

Versatel, expiring 01/15/07(h)                                  250       2,531
-------------------------------------------------------------------------------

TELEPHONE - 0.04%

ESAT Holdings Ltd., expiring 02/01/07(h)                        470      33,017
-------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interest (Cost
   $279,886)                                                            403,305
-------------------------------------------------------------------------------
                                                         PRINCIPAL
                                                         AMOUNT(a)
U.S. TREASURY SECURITIES - 1.42%

5.625%, 05/15/08                                         $  300,000 $   319,872
-------------------------------------------------------------------------------
5.50%, 08/15/28                                           1,000,000   1,046,970
-------------------------------------------------------------------------------
  Total U.S. Treasury Securities
   (Cost $1,378,625)                                                  1,366,842
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.39%(i)

Goldman Sachs & Co., 4.40%, 01/04/99(j)
 (Cost $2,305,989)                                        2,305,989   2,305,989
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.91%                                           94,430,433
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 2.09%                                 2,014,920
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                $96,445,353
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Principal amount is in U.S. Dollars, except as indicated by note (e).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/98 was $4,378,259 which represents 4.54% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(d) Step bond issued at a discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Defaulted security. Currently, the issuer is partially in default with respect to interest payments.
(f) Foreign denominated security. Par value and coupon rate are denominated in currency of country indicated.
(g) Non-income producing security.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the Notes to Schedule of Investments - (Continued) sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 12/31/98 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.

Abbreviations:

CAD     - Canadian Dollar
Conv.   - Convertible
Deb.    - Debentures
DEM     - German Deutsche Mark
Disc.   - Discounted
GBP     - British Pound Sterling
Gtd.    - Guaranteed
NZD     - New Zealand Dollar
Pfd.    - Preferred
PRIDES  - Preferred Redeemable Increased Dividend Equity Security
Sec.    - Secured
SEK     - Swedish Krona
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured

See Notes to Financial Statements.

                       AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, at market value  (cost $94,344,460)          $94,430,433
---------------------------------------------------------------------
Foreign currencies, at value (cost $142,597)                  144,120
---------------------------------------------------------------------
Receivables for:
 Forward currency contracts                                   206,490
---------------------------------------------------------------------
 Capital stock sold                                            53,293
---------------------------------------------------------------------
 Dividends and interest                                     1,847,543
---------------------------------------------------------------------
Investment for deferred compensation plan                      22,013
---------------------------------------------------------------------
Other assets                                                      452
---------------------------------------------------------------------
  Total assets                                             96,704,344
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                      86,236
---------------------------------------------------------------------
 Deferred compensation plan                                    22,013
---------------------------------------------------------------------
Forward currency contracts                                     70,412
---------------------------------------------------------------------
Accrued advisory fees                                          49,252
---------------------------------------------------------------------
Accrued directors' fees                                           183
---------------------------------------------------------------------
Accrued operating expenses                                     30,895
---------------------------------------------------------------------
  Total liabilities                                           258,991
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $96,445,353
---------------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                8,818,969
---------------------------------------------------------------------
Net asset value, offering and redemption price per share  $     10.94
=====================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Interest                                                           $ 7,419,812
-------------------------------------------------------------------------------
Dividends                                                               81,920
-------------------------------------------------------------------------------
  Total investment income                                            7,501,732
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                          580,119
-------------------------------------------------------------------------------
Administrative services fees                                            47,472
-------------------------------------------------------------------------------
Custodian fees                                                          37,018
-------------------------------------------------------------------------------
Directors' fees and expenses                                             8,887
-------------------------------------------------------------------------------
Other                                                                   67,596
-------------------------------------------------------------------------------
  Total expenses                                                       741,092
-------------------------------------------------------------------------------
Less: Expenses paid directly                                              (615)
-------------------------------------------------------------------------------
  Net expenses                                                         740,477
-------------------------------------------------------------------------------
Net investment income                                                6,761,255
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) from:

  Investment securities                                             (1,271,441)
-------------------------------------------------------------------------------
  Foreign currencies                                                   (10,161)
-------------------------------------------------------------------------------
  Forward currency contracts                                           396,825
-------------------------------------------------------------------------------
                                                                      (884,777)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of:

  Investment securities                                             (2,232,376)
-------------------------------------------------------------------------------
  Foreign currencies                                                    19,348
-------------------------------------------------------------------------------
  Forward currency contracts                                          (373,121)
-------------------------------------------------------------------------------
                                                                    (2,586,149)
-------------------------------------------------------------------------------
  Net gain (loss) on investment securities, foreign currencies and
   forward currency contracts                                       (3,470,926)
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $ 3,290,329
===============================================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                       1998         1997
                                                    -----------  -----------
OPERATIONS:

 Net investment income                              $ 6,761,255  $ 5,150,458
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities, foreign currencies and forward
  currency contracts                                   (884,777)   1,075,468
-----------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) of
  investment securities, foreign currencies and
  forward currency contracts                         (2,586,149)     695,704
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                       3,290,329    6,921,630
-----------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                              (4,724,444)     (77,788)
-----------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                               (1,507,363)          --
-----------------------------------------------------------------------------
Net increase from capital stock transactions         10,068,179   18,851,039
-----------------------------------------------------------------------------
    Net increase in net assets                        7,126,701   25,694,881
-----------------------------------------------------------------------------

NET ASSETS:

Beginning of year                                    89,318,652   63,623,771
-----------------------------------------------------------------------------
End of year                                         $96,445,353  $89,318,652
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)         $90,723,425  $80,655,246
-----------------------------------------------------------------------------
 Undistributed net investment income                  5,805,150    4,195,077
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  forward currency contracts                           (311,599)   1,653,803
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and forward currency contracts     228,377    2,814,526
-----------------------------------------------------------------------------
                                                    $96,445,353  $89,318,652
=============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Diversified Income Fund (the "Fund"). The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations--Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from

                       AIM V.I. DIVERSIFIED INCOME FUND
   an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities as well as corporate bonds and U.S. Government securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Outstanding forward currency contracts at December 31, 1998 were as follows:

                           CONTRACT TO                          UNREALIZED
SETTLEMENT           -------------------------                 APPRECIATION
  DATE                DELIVER       RECEIVE        VALUE      (DEPRECIATION)
----------           ----------   -----------   -----------   --------------
02/04/99      CAD     5,000,000   $ 3,281,529   $ 3,267,875      $ 13,654
01/15/99      DEM     2,700,000     1,655,660     1,621,505        34,155
01/15/99      DEM       500,000       296,384       300,279        (3,895)
02/26/99      DEM     3,800,000     2,238,850     2,286,929       (48,079)
01/14/99      GBP     1,250,000     2,107,175     2,074,708        32,467
02/26/99      GBP     2,000,000     3,298,740     3,307,651        (8,911)
01/13/99      NZD     1,900,000       989,425       998,952        (9,527)
02/04/99      NZD     2,500,000     1,329,050     1,314,275        14,775
02/26/99      NZD     1,800,000       959,310       946,223        13,087
01/29/99      SEK    20,500,000     2,626,353     2,528,001        98,352
                                  -----------   -----------      --------
                                  $18,782,476   $18,646,398      $136,078
                                  ===========   ===========      ========

D. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund not to amortize premiums on bonds for financial reporting purposes. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1998 undistributed net investment income was decreased by $426,738 and undistributed net realized gains was increased by $426,738 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $299,947, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of such Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $47,472 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $3,617 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 The Fund received reductions in custodian fees of $615 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $615 during the year ended December 31, 1998.

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

                       AIM V.I. DIVERSIFIED INCOME FUND

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1998 was $55,546,371 and $46,737,685, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $ 4,188,413
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (4,102,440)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $    85,973
==========================================================================

 Investments have the same cost for tax and financial statement purposes.

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                    1998                      1997
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        2,291,048  $ 26,553,679   2,860,755  $ 30,505,544
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                569,635     6,231,807       6,908        77,788
------------------------------------------------------------------------------
Reacquired                 (1,956,150)  (22,717,307) (1,114,698)  (11,732,293)
------------------------------------------------------------------------------
                              904,533  $ 10,068,179   1,752,965  $ 18,851,039
==============================================================================

NOTE 7 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                    DECEMBER 31,                       JANUARY 31,
                           -------------------------------------     -------------------
                            1998        1997     1996     1995        1995        1994
                           -------     -------  -------  -------     -------     -------
Net asset value,
 beginning of period       $ 11.29     $ 10.33  $ 10.00  $  9.12     $ 10.46     $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.75        0.73     0.73     0.69        0.76        0.54
-----------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)               (0.35)       0.24     0.28     0.94       (1.42)       0.29
-----------------------------------------------------------------------------------------------
   Total from investment
    operations                0.40        0.97     1.01     1.63       (0.66)       0.83
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.57)      (0.01)   (0.68)   (0.75)      (0.68)      (0.35)
-----------------------------------------------------------------------------------------------
  Distributions from net
   realized capital gains    (0.18)         --       --       --          --       (0.02)
-----------------------------------------------------------------------------------------------
   Total distributions       (0.75)      (0.01)   (0.68)   (0.75)      (0.68)      (0.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 10.94     $ 11.29  $ 10.33  $ 10.00     $  9.12     $ 10.46
===============================================================================================
Total return(a)               3.58%       9.39%   10.19%   18.11%      (6.35)%      8.33%
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)            $96,445     $89,319  $63,624  $44,630     $25,271     $14,530
===============================================================================================
Ratio of expenses to
 average net assets           0.77%(b)    0.80%    0.86%    0.88%(c)    0.91%(d)    1.05%(c)(d)
===============================================================================================
Ratio of net investment
 income to average net
 assets                       6.99%(b)    6.90%    7.09%    7.65%(c)    8.07%(e)    6.78%(c)(e)
===============================================================================================
Portfolio turnover rate         50%         52%      76%      72%        100%         57%
===============================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $96,686,554.
(c) Annualized.
(d) After fee waivers and/or expense reimbursement. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.03% and 1.69% (annualized) for January 31, 1995 and 1994, respectively.
(e) After fee waivers and/or expense reimbursement. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 7.95% and 6.14% (annualized) for January 31, 1995 and 1994, respectively.

                       AIM V.I. DIVERSIFIED INCOME FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Global Utilities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Global Utilities Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, and the period May 2, 1994 (commencement of operations) through January 31, 1995 in conformity with generally accepted accounting principles.


                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999



                         AIM V.I. GLOBAL UTILITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                     MARKET
                                         SHARES       VALUE
DOMESTIC COMMON STOCKS - 48.82%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.54%

Univision Communications, Inc.(a)            4,200 $   151,987
------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 2.97%

ANTEC Corp.(a)                               4,000      80,500
------------------------------------------------------------------
Carrier Access Corp.(a)                      4,300     148,081
------------------------------------------------------------------
Lucent Technologies, Inc.                    4,500     495,000
------------------------------------------------------------------
Tellabs, Inc.(a)                             1,600     109,700
------------------------------------------------------------------
                                                       833,281
------------------------------------------------------------------

ELECTRIC COMPANIES - 17.65%

Allegheny Energy, Inc.                       7,300     251,850
------------------------------------------------------------------
BEC Energy                                   3,400     140,038
------------------------------------------------------------------
Carolina Power & Light Co.                   4,400     207,075
------------------------------------------------------------------
Cinergy Corp.                                5,100     175,313
------------------------------------------------------------------
CMS Energy Corp.                             1,600      77,500
------------------------------------------------------------------
DQE, Inc.                                    7,000     307,562
------------------------------------------------------------------
Edison International                        12,000     334,500
------------------------------------------------------------------
Energy East Corp.                            6,000     339,000
------------------------------------------------------------------
FPL Group, Inc.                              5,600     345,100
------------------------------------------------------------------
IPALCO Enterprises, Inc.                     2,000     110,625
------------------------------------------------------------------
New Century Energies, Inc.                   4,500     219,375
------------------------------------------------------------------
Niagara Mohawk Power Corp.(a)               14,800     238,650
------------------------------------------------------------------
NIPSCO Industries, Inc.                     11,600     353,075
------------------------------------------------------------------
Pinnacle West Capital Corp.                 10,800     457,650
------------------------------------------------------------------
Public Service Co. of New Mexico             9,800     200,287
------------------------------------------------------------------
Sierra Pacific Resources                     3,700     140,600
------------------------------------------------------------------
Southern Co.                                11,600     337,125
------------------------------------------------------------------
Teco Energy, Inc.                           12,300     346,706
------------------------------------------------------------------
Texas Utilities Co.                          5,240     244,643
------------------------------------------------------------------
Unicom Corp.                                 3,400     131,113
------------------------------------------------------------------
                                                     4,957,787
------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.43%

Quanta Services, Inc.(a)                     5,500     121,344
------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 1.38%

Superior TeleCom, Inc.                       5,325     251,606
------------------------------------------------------------------
USEC, Inc.                                   9,800     135,975
------------------------------------------------------------------
                                                       387,581
------------------------------------------------------------------

                                                              MARKET
                                                   SHARES      VALUE
NATURAL GAS - 4.09%

Columbia Energy Group                                 2,700 $   155,925
-----------------------------------------------------------------------
Energen Corp.                                         2,800      54,600
-----------------------------------------------------------------------
Enron Corp.                                           2,200     125,538
-----------------------------------------------------------------------
KN Energy, Inc.                                       4,600     167,325
-----------------------------------------------------------------------
Public Service Co. of North Carolina, Inc.            3,200      83,200
-----------------------------------------------------------------------
Williams Companies, Inc. (The)                       18,000     561,375
-----------------------------------------------------------------------
                                                              1,147,963
-----------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.07%

AES Corp.(a)                                          2,400     113,700
-----------------------------------------------------------------------
CalEnergy Co., Inc.(a)                                5,400     187,312
-----------------------------------------------------------------------
                                                                301,012
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 1.33%

Alexandria Real Estate Equities, Inc.                 4,700     145,406
-----------------------------------------------------------------------
Boston Properties, Inc.                               4,300     131,150
-----------------------------------------------------------------------
Crescent Real Estate Equities, Co.                    2,300      52,900
-----------------------------------------------------------------------
Golf Trust of America, Inc.                           1,600      44,400
-----------------------------------------------------------------------
                                                                373,856
-----------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.24%

Metzler Group, Inc.(a)                                1,400      68,162
-----------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 5.43%

AT&T Corp.                                            2,640     198,660
-----------------------------------------------------------------------
Global TeleSystems Group, Inc.(a)                     1,800     100,350
-----------------------------------------------------------------------
IXC Communications, Inc.(a)                           5,700     191,663
-----------------------------------------------------------------------
MCI WorldCom, Inc.(a)                                 8,887     637,642
-----------------------------------------------------------------------
Pacific Gateway Exchange, Inc.(a)                     3,200     153,800
-----------------------------------------------------------------------
WinStar Communications, Inc.(a)                       6,275     244,725
-----------------------------------------------------------------------
                                                              1,526,840
-----------------------------------------------------------------------

TELEPHONE - 13.69%

Ameritech Corp.                                      10,400     659,100
-----------------------------------------------------------------------
Bell Atlantic Corp.                                   3,600     204,525
-----------------------------------------------------------------------
BellSouth Corp.                                       9,800     488,775
-----------------------------------------------------------------------
Century Telephone Enterprises, Inc.                   6,800     459,000
-----------------------------------------------------------------------
Cincinnati Bell, Inc.                                13,300     502,906
-----------------------------------------------------------------------
GTE Corp.                                             3,200     215,800
-----------------------------------------------------------------------
McLeodUSA, Inc. - Class A(a)                          3,100      96,875
-----------------------------------------------------------------------
NEXTLINK Communications, Inc. - Class A(a)            1,100      31,213
-----------------------------------------------------------------------
Qwest Communications International, Inc.(a)           6,400     320,000
-----------------------------------------------------------------------
SBC Communications, Inc.                             13,200     707,850
-----------------------------------------------------------------------
US West, Inc.                                         2,500     161,563
-----------------------------------------------------------------------
                                                              3,847,607
-----------------------------------------------------------------------
  Total Domestic Common Stocks (Cost $8,478,351)             13,717,420
-----------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                 MARKET
                                                      SHARES      VALUE
DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.50%

NATURAL GAS - 1.26%

El Paso Energy Cap Trust, Inc. - $2.375 Conv. Pfd.       6,700 $   320,762
------------------------------------------------------------------------------
KN Energy, Inc. - $3.548 Conv. Pfd.                        900      33,807
------------------------------------------------------------------------------
                                                                   354,569
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.15%

WinStar Communications, Inc. - $3.50 Conv. Pfd.            900      41,400
------------------------------------------------------------------------------

TELEPHONE - 0.09%

NEXTLINK Communications, Inc. - $3.25 Conv. Pfd.(b)
 (Acquired 03/26/98; Cost $30,000)                         600      24,450
------------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks (Cost
   $466,623)                                                       420,419
------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
 INTERESTS - 23.44%

AUSTRALIA - 0.24%

Telstra Corp. Ltd. (Telephone)                          14,380      67,182
------------------------------------------------------------------------------

AUSTRIA - 0.53%

Oesterreichische Elektrizitaetswirtschafts A.G. -
  Class A (Electric Companies)                             970     148,277
------------------------------------------------------------------------------

BELGIUM - 0.62%

Electrabel S.A. (Electric Companies)                       400     174,820
------------------------------------------------------------------------------

BERMUDA - 0.45%

Global Crossing Ltd. (Telecommunications - Long
 Distance)(a)                                            2,800     126,351
------------------------------------------------------------------------------

CANADA - 1.84%

MetroNet Communications Corp. - Class B
 (Telecommunications)(a)                                 2,700      90,450
------------------------------------------------------------------------------
Teleglobe, Inc. (Telecommunications - Long
 Distance)                                               3,800     136,800
------------------------------------------------------------------------------
TELUS Corp. (Telecommunications - Cellular &
 Wireless)                                               8,500     180,555
------------------------------------------------------------------------------
Westcoast Energy Inc. (Natural Gas)                      5,500     109,313
------------------------------------------------------------------------------
                                                                   517,118
------------------------------------------------------------------------------

DENMARK - 0.60%

Tele Danmark A.S. - ADR (Telephone)                      2,500     169,688
------------------------------------------------------------------------------

FINLAND - 1.14%

Fortum Corp. (Electric Companies)(a)                     6,300      38,320
------------------------------------------------------------------------------
Nokia Oyj A.B. - Class A - ADR (Communications
 Equipment)                                              2,000     240,875
------------------------------------------------------------------------------
Sonera Group Oyj (Telecommunications -
 Cellular/Wireless)(a)(b)
 (Acquired 11/10/98; Cost $20,144)                       2,300      40,617
------------------------------------------------------------------------------
                                                                   319,812
------------------------------------------------------------------------------

                                                                   MARKET
                                                        SHARES      VALUE

FRANCE - 0.98%

France Telecom S.A. - ADR (Communications Equipment)       3,500 $   276,281
----------------------------------------------------------------------------

GERMANY - 1.00%

RWE A.G. (Electric Companies)                              2,425     132,790
----------------------------------------------------------------------------
Viag A.G. (Manufacturing - Diversified)                      250     146,574
----------------------------------------------------------------------------
                                                                     279,364
----------------------------------------------------------------------------

GREECE - 0.11%

Panafon Hellenic Telecom S.A. - GDR
 (Telecommunications - Cellular/Wireless)(a)(b)
 (Acquired 11/20/98; Cost $21,696)                         1,200      31,800
----------------------------------------------------------------------------

HUNGARY - 0.33%

Magyar Tavkozlesi - ADR (Telecommunications - Long
 Distance)                                                 3,100      92,419
----------------------------------------------------------------------------

ITALY - 4.40%

AEM S.p.A. (Electric Companies)(a)(b)
 (Acquired 07/17/98; Cost $52,035)                        55,000     131,950
----------------------------------------------------------------------------
Societa Nordelettrica S.p.A. (Electric Companies)         49,000     216,730
----------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications -
  Cellular/Wireless)                                      38,025     280,695
----------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                         71,277     608,099
----------------------------------------------------------------------------
                                                                   1,237,474
----------------------------------------------------------------------------

JAPAN - 0.42%

Nippon Telegraph & Telephone Corp.
 (Telecommunications - Long Distance)                         90      69,464
----------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. - ADR
 (Telecommunications - Long Distance)                      1,300      48,750
----------------------------------------------------------------------------
                                                                     118,214
----------------------------------------------------------------------------

NETHERLANDS - 0.61%

Equant N.V. (Computers - Networking)(a)                      900      61,032
----------------------------------------------------------------------------
Koninklijke KPN N.V. (Telecommunications - Long
 Distance)                                                     3         150
----------------------------------------------------------------------------
Royal PTT Nederland N.V. - ADR (Telephone)                    24       1,206
----------------------------------------------------------------------------
TNT Post Group N.V. (Air Freight)                            284       9,148
----------------------------------------------------------------------------
TNT Post Group N.V. - ADR (Air Freight)                    3,046      98,985
----------------------------------------------------------------------------
                                                                     170,521
----------------------------------------------------------------------------

PORTUGAL - 2.06%

Electricidade de Portugal, S.A. (Electric Companies)       2,900      63,906
----------------------------------------------------------------------------
Electricidade de Portugal, S.A. - ADR (Electric
 Companies)                                                4,000     178,250
----------------------------------------------------------------------------
Portugal Telecom S.A. - ADR (Telephone)                    5,700     254,363
----------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
 (Telecommunications - Cellular/Wireless)                    200      40,919
----------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A. - ADR
 (Telecommunications - Cellular/Wireless)                    200      40,884
----------------------------------------------------------------------------
                                                                     578,322
----------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                     MARKET
                                                          SHARES      VALUE

SPAIN - 2.81%

Autopistas Concesionaria Espanola S.A. (Services -
  Commercial & Consumer)                                     3,900 $    64,784
------------------------------------------------------------------------------
Iberdrola S.A. (Electric Companies)                         21,000     392,447
------------------------------------------------------------------------------
Telefonica S.A. - ADR (Telephone)                            2,448     331,398
------------------------------------------------------------------------------
                                                                       788,629
------------------------------------------------------------------------------

SWITZERLAND - 0.75%

Swisscom A. G. (Telephone)(a)                                  500     209,364
------------------------------------------------------------------------------

UNITED KINGDOM - 4.55%

Hyder PLC (Water Utilities)                                  4,280      53,702
------------------------------------------------------------------------------
National Grid Group PLC (Electric Companies)                10,313      82,225
------------------------------------------------------------------------------
PowerGen PLC (Electric Companies)                           31,485     413,366
------------------------------------------------------------------------------
PowerGen PLC - ADR (Electric Companies)                      1,100      58,850
------------------------------------------------------------------------------
Scottish & Southern Energy PLC (Electric Companies)          9,706     109,203
------------------------------------------------------------------------------
Scottish Power PLC (Electric Companies)                     15,950     163,682
------------------------------------------------------------------------------
United Utilities PLC (Water Utilities)                      15,459     214,008
------------------------------------------------------------------------------
Yorkshire Water PLC (Water Utilities)                       20,174     184,399
------------------------------------------------------------------------------
                                                                     1,279,435
------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $4,201,239)                                                       6,585,071
------------------------------------------------------------------------------
                                                        PRINCIPAL
                                                          AMOUNT
DOMESTIC NON-CONVERTIBLE BONDS & NOTES - 9.99%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.92%

Comcast Cable Communications, Unsec. Unsub. Notes,
 6.20%, 11/15/08                                        $  150,000     152,997
------------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 9.50%, 01/15/08              100,000     105,750
------------------------------------------------------------------------------
                                                                       258,747
------------------------------------------------------------------------------

CONSUMER FINANCE - 0.30%

GMAC, Notes, 9.00%, 10/15/02                                75,000      83,698
------------------------------------------------------------------------------

ELECTRIC COMPANIES - 2.28%

Commonwealth Edison Co., First Mortgage Notes, 7.50%,
 07/01/13                                                  130,000     146,998
------------------------------------------------------------------------------
El Paso Electric Co., Sec. First Mortgage Bonds
 Series D, 8.90%, 02/01/06                                  75,000      84,488
------------------------------------------------------------------------------
 Series E, 9.40%, 05/01/11                                 100,000     113,557
------------------------------------------------------------------------------
Niagara Mohawk Power Corp., Series G Sr. Unsec. Notes,
 7.75%, 10/01/08                                           100,000     109,310
------------------------------------------------------------------------------
Western Resources, Inc.
 Sr. Unsec. Notes, 6.25%, 08/15/03                          75,000      76,482
------------------------------------------------------------------------------
 Sr. Notes, 7.125%, 08/15/09                               100,000     108,860
------------------------------------------------------------------------------
                                                                       639,695
------------------------------------------------------------------------------

                                                      PRINCIPAL    MARKET
                                                        AMOUNT      VALUE

ENTERTAINMENT - 1.06%

Time Warner, Inc.
 Deb., 9.125%, 01/15/13                               $  175,000 $   220,082
----------------------------------------------------------------------------
 Unsec. Deb., 6.85%, 01/15/26                             75,000      78,903
----------------------------------------------------------------------------
                                                                     298,985
----------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.38%

California Energy Co., Notes, 10.25%, 01/15/04           100,000     105,620
----------------------------------------------------------------------------

NATURAL GAS - 1.73%

Dynegy Inc., Sr. Unsec. Deb., 7.125%, 05/15/18           100,000      98,671
----------------------------------------------------------------------------
Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes,
 9.375%, 06/15/06                                         75,000      75,376
----------------------------------------------------------------------------
KN Energy, Inc., Unsec. Deb., 7.35%, 08/01/26            250,000     263,787
----------------------------------------------------------------------------
PanEnergy Corp., Notes, 7.875%, 08/15/04                  45,000      49,408
----------------------------------------------------------------------------
                                                                     487,242
----------------------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION) - 0.37%

Tennessee Gas Pipeline Co., Bonds,
 7.00%, 03/15/27                                         100,000     104,712
----------------------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT) - 1.41%

AES Corp.
 Sr. Sub. Notes, 10.25%, 07/15/06                         75,000      81,188
----------------------------------------------------------------------------
 Sr. Notes, 8.00%, 12/31/08                              100,000      99,671
----------------------------------------------------------------------------
Arizona Public Service Co., Deb., 8.00%, 12/30/15         75,000      86,266
----------------------------------------------------------------------------
Indiana Michigan Power, Sec. Lease Obligation Bonds,
 9.82%, 12/07/22                                          93,405     126,767
----------------------------------------------------------------------------
                                                                     393,892
----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.54%

AT&T Corp., Sr. Notes, 7.75%, 03/01/07                   150,000     173,046
----------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Notes, 6.875%,
 11/15/28                                                250,000     260,540
----------------------------------------------------------------------------
                                                                     433,586
----------------------------------------------------------------------------
  Total Domestic Non-Convertible Bonds & Notes (Cost
   $2,666,053)                                                     2,806,177
----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS - 2.12%

COMPUTERS (HARDWARE) - 1.32%

Candescent Technology Corp., Conv. Sr. Sub.(b) Deb.,
 7.00%, 05/01/03 (Acquired 04/17/98-11/09/98; Cost
 $396,154)                                               412,000     370,800
----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.80%

Global Telesystems Group, Sr. Sub. Notes, 8.75%,
 06/30/00                                                 80,000     225,400
----------------------------------------------------------------------------
  Total Domestic Convertible Bonds (Cost $539,616)                   596,200
----------------------------------------------------------------------------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                     PRINCIPAL    MARKET
                                                       AMOUNT      VALUE

FOREIGN NON-CONVERTIBLE BONDS & NOTES -  1.91%(c)

CANADA - 1.91%

Bell Canada (Telecommunications -Cellular/Wireless)
 Unsec. Deb., 10.875%, 10/11/04                 CAD  $   50,000 $    41,386
---------------------------------------------------------------------------
 Series EW Deb., 8.80%, 08/17/05                         50,000      38,846
---------------------------------------------------------------------------
Canadian Oil Debco Inc.
 (Oil & Gas - Exploration & Production),
 Deb., 11.00%, 10/31/00                                 100,000      71,111
---------------------------------------------------------------------------
Ontario Hydro (Electric Companies),
 Sr. Unsec. Notes, 9.00%, 06/24/02                      200,000     147,456
---------------------------------------------------------------------------
Teleglobe Canada, Inc. (Telephone),
 Unsec. Deb., 8.35%, 06/20/03                           100,000      73,064
---------------------------------------------------------------------------
Trans-Canada Pipelines (Natural Gas)
 Unsec. Notes, 8.55%, 02/01/06                           70,000      53,341
---------------------------------------------------------------------------
 Series Q Deb., 10.625%, 10/20/09                       125,000     112,603
---------------------------------------------------------------------------
  Total Foreign Non-Convertible Bonds & Notes (Cost
   $554,253)                                                        537,807
---------------------------------------------------------------------------

FOREIGN CONVERTIBLE BONDS - 2.18%(c)

FRANCE - 0.41%

France Telecom (Telephone), Conv. Bonds,
 2.00%, 01/01/04                                FRF     603,520     114,856
---------------------------------------------------------------------------

UNITED KINGDOM - 1.77%

National Grid Co. PLC, (Electric Companies), Bonds,
 4.25%, 02/17/08                                GBP     240,000     498,569
---------------------------------------------------------------------------
  Total Foreign Convertible Bonds (Cost $504,277)                   613,425
---------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 1.17%

U.S. TREASURY BONDS - 0.61%

7.625%, 02/15/25                                        130,000     171,000
---------------------------------------------------------------------------

U.S. TREASURY NOTES - 0.56%

6.625%, 06/30/01                                        150,000     157,114
---------------------------------------------------------------------------
  Total U.S. Treasury Securities (Cost $292,052)                    328,114
---------------------------------------------------------------------------

REPURCHASE AGREEMENT - 8.51%(d)

Goldman, Sachs & Co., 4.40%, 01/04/99
 (Cost $2,391,815)(e)                                 2,391,815   2,391,815
---------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.64%                             27,996,448
---------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.36%                               137,180
---------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $28,133,628
===========================================================================


NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The market value of these securities at 12/31/98 was $599,617 which represented 2.13% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreements. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/98 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 at $714,694,897.

Abbreviations:
ADR    - American Depositary Receipt
CAD    - Canadian Dollars
Conv.  - Convertible
Deb.   - Debentures
FRF    - French Francs
GBP    - British Pound Sterling
GDR    - Global Depositary Receipt
Gtd.   - Guaranteed
Pfd.   - Preferred
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated

See Notes to Financial Statements.

                        AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, at market value (cost $20,094,279)           $27,996,448
---------------------------------------------------------------------
Foreign currencies, at value (cost $421)                          423
---------------------------------------------------------------------
Receivables for:
 Capital stock sold                                            35,150
---------------------------------------------------------------------
 Dividends and interest                                       124,164
---------------------------------------------------------------------
Investment for deferred compensation plan                      18,328
---------------------------------------------------------------------
  Total assets                                             28,174,513
---------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                         103
---------------------------------------------------------------------
 Deferred compensation plan                                    18,328
---------------------------------------------------------------------
Accrued advisory fees                                          14,982
---------------------------------------------------------------------
Accrued directors' fees                                           175
---------------------------------------------------------------------
Accrued operating expenses                                      7,297
---------------------------------------------------------------------
  Total liabilities                                            40,885
---------------------------------------------------------------------
Net assets applicable to shares outstanding               $28,133,628
---------------------------------------------------------------------

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                               250,000,000
---------------------------------------------------------------------
 Outstanding                                                1,620,177
---------------------------------------------------------------------
Net asset value, offering and redemption price per share       $17.36
=====================================================================


STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Dividends (net of $24,555 foreign withholding tax)              $  488,969
---------------------------------------------------------------------------
Interest                                                           396,662
---------------------------------------------------------------------------
 Total investment income                                           885,631
---------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                      161,488
---------------------------------------------------------------------------
Administrative services fees                                        46,855
---------------------------------------------------------------------------
Custodian fees                                                      22,823
---------------------------------------------------------------------------
Directors' fees and expenses                                         8,926
---------------------------------------------------------------------------
Professional fees                                                   20,541
---------------------------------------------------------------------------
Other                                                               14,694
---------------------------------------------------------------------------
 Total expenses                                                    275,327
---------------------------------------------------------------------------
Less: Expenses paid indirectly                                        (276)
---------------------------------------------------------------------------
 Net expenses                                                      275,051
---------------------------------------------------------------------------
Net investment income                                              610,580
---------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                            (179,826)
---------------------------------------------------------------------------
 Foreign currencies                                                  8,019
---------------------------------------------------------------------------
 Futures contracts                                                 110,924
---------------------------------------------------------------------------
 Option contracts                                                      921
---------------------------------------------------------------------------
                                                                   (59,962)
---------------------------------------------------------------------------
Net unrealized appreciation of:
 Investment securities                                           3,278,067
---------------------------------------------------------------------------
 Foreign currencies                                                    587
---------------------------------------------------------------------------
                                                                 3,278,654
---------------------------------------------------------------------------
 Net gain on investment securities, foreign currencies, futures
  and option contracts                                           3,218,692
---------------------------------------------------------------------------
Net increase in net assets resulting from operations            $3,829,272
===========================================================================

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                          1998         1997
                                                       -----------  -----------
OPERATIONS:

 Net investment income                                 $   610,580  $   458,649
--------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities,
  foreign currencies, futures and option contracts         (59,962)     176,145
--------------------------------------------------------------------------------
 Net unrealized appreciation of investment securities
  and foreign currencies                                 3,278,654    2,779,707
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations   3,829,272    3,414,501
--------------------------------------------------------------------------------
Dividends to shareholders from net investment income      (450,038)          --
--------------------------------------------------------------------------------
Distributions from net realized gains                     (187,121)      (6,795)
--------------------------------------------------------------------------------
Net increase from capital stock transactions             2,862,654    5,095,582
--------------------------------------------------------------------------------
  Net increase in net assets                             6,054,767    8,503,288
--------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                      22,078,861   13,575,573
--------------------------------------------------------------------------------
 End of year                                           $28,133,628  $22,078,861
================================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)            $19,698,693  $16,836,039
--------------------------------------------------------------------------------
 Undistributed net investment income                       608,138      439,576
--------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies, futures
  and option contracts                                     (75,451)     179,652
--------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies and option contracts                7,902,248    4,623,594
--------------------------------------------------------------------------------
                                                       $28,133,628  $22,078,861
================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Global Utilities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having

                        AIM V.I. GLOBAL UTILITIES FUND

   60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1998, undistributed net realized gain (loss) was decreased and undistributed net investment income was increased by $8,020 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $50,716, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options' underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a

                        AIM V.I. GLOBAL UTILITIES FUND
   portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $46,855 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $3,476 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $276 under an expense offset arrangement. The effect of this arrangement resulted in a reduction of the Fund's total expenses of $276 during the year ended December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1998 was $10,839,264 and $6,928,632, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $8,036,931
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (134,773)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $7,902,158
=========================================================================

 Cost of investments for tax purposes is $20,094,290.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                  1998                   1997
                           --------------------  ---------------------
                            SHARES     AMOUNT     SHARES     AMOUNT
                           --------  ----------  --------  -----------
Sold                        516,028  $8,375,181   505,614  $ 6,971,987
-----------------------------------------------------------------------
Issued as reinvestment of
 distributions               37,858     637,159       459        6,795
-----------------------------------------------------------------------
Reacquired                 (380,439) (6,149,686) (140,799)  (1,883,200)
-----------------------------------------------------------------------
                            173,447  $2,862,654   365,274  $ 5,095,582
=======================================================================

NOTE 7 - OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1998 are summarized as follows:

                      OPTION CONTRACTS
                     ------------------
                     NUMBER OF PREMIUMS
                     CONTRACTS RECEIVED
                     ----------------
Beginning of period        --   $  --
---------------------------------------
Written                14,000     921
---------------------------------------
Closed                (14,000)   (921)
---------------------------------------
Expired                    --      --
---------------------------------------
End of period              --   $  --
=======================================

                        AIM V.I. GLOBAL UTILITIES FUND

NOTE 8 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                  DECEMBER 31,
                         ---------------------------------------        JANUARY 31,
                          1998        1997     1996        1995            1995
                         -------     -------  -------     ------        -----------
Net asset value,
 beginning of period     $ 15.26     $ 12.55   $11.64      $9.69          $10.00
---------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income     0.35        0.32     0.40       0.29            0.27
---------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)              2.15        2.40     0.99       1.98           (0.33)
---------------------------------------------------------------------------------------
  Total from investment
   operations               2.50        2.72     1.39       2.27           (0.06)
---------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income       (0.28)         --    (0.41)     (0.31)          (0.25)
---------------------------------------------------------------------------------------
  Distributions from net
   realized gains          (0.12)      (0.01)   (0.07)     (0.01)             --
---------------------------------------------------------------------------------------
  Total distributions      (0.40)      (0.01)   (0.48)     (0.32)          (0.25)
---------------------------------------------------------------------------------------
Net asset value, end of
 period                  $ 17.36     $ 15.26   $12.55     $11.64          $ 9.69
=======================================================================================
Total return(a)            16.49%      21.63%   12.07%     23.73%          (0.56)%
=======================================================================================

Ratios/supplemental data:

Net assets, end of
 period (000s omitted)   $28,134     $22,079  $13,576     $8,394          $2,958
=======================================================================================
Ratio of expenses to
 average net assets         1.11%(b)    1.28%    1.40%(c)   1.47%(c)(d)     1.31%(d)(e)
=======================================================================================
Ratio of net investment
 income to average net
 assets                     2.46%(b)    2.81%    3.56%(c)   3.76%(c)(d)     4.39%(d)(e)
=======================================================================================
Portfolio turnover rate       32%         28%      47%        58%             69%
=======================================================================================

(a) Totals returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $24,844,324.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.55%, 3.42% for 1996 and 2.44% (annualized) and 2.79% (annualized) for 1995.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.80% (annualized) and 2.90% (annualized), respectively.
                        AIM V.I. GLOBAL UTILITIES FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Government Securities Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Government Securities Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999

                      AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                     PRINCIPAL    MARKET
                                                       AMOUNT      VALUE

U.S. GOVERNMENT AGENCY SECURITIES - 101.99%

FEDERAL FARM CREDIT BANK - 3.88%

Medium term notes
 5.96%, 07/14/03                                     $  200,000 $   206,830
---------------------------------------------------------------------------
 5.80%, 06/17/05                                      1,000,000   1,030,620
---------------------------------------------------------------------------
 6.22%, 06/17/08                                      1,000,000   1,020,460
---------------------------------------------------------------------------
                                                                  2,257,910
---------------------------------------------------------------------------

FEDERAL HOME LOAN BANK - 4.15%

Debentures
 8.375%, 10/25/99                                       150,000     154,281
---------------------------------------------------------------------------
 6.00%, 06/27/00                                        250,000     253,985
---------------------------------------------------------------------------
 5.97%, 12/11/00                                      1,000,000   1,019,900
---------------------------------------------------------------------------
 7.31%, 07/06/01                                        500,000     528,280
---------------------------------------------------------------------------
 8.17%, 12/16/04                                        400,000     459,712
---------------------------------------------------------------------------
                                                                  2,416,158
---------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP. ("FHLMC") - 20.98%

Debentures
 6.13%, 08/19/99                                        150,000     151,287
---------------------------------------------------------------------------
Pass through certificates
 6.00%, 11/01/08 to 08/01/10                            692,788     699,280
---------------------------------------------------------------------------
 6.50%, 12/01/08 to 01/14/29                          8,612,043   8,695,795
---------------------------------------------------------------------------
 7.00%, 11/01/10 to 01/01/26                          1,316,740   1,350,198
---------------------------------------------------------------------------
 10.50%, 08/01/19                                       175,967     193,618
---------------------------------------------------------------------------
 8.50%, 08/01/24 to 12/01/26                          1,064,597   1,118,576
---------------------------------------------------------------------------
                                                                 12,208,754
---------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - 35.73%

Debentures
 4.696%, 06/02/99                                       500,000     499,600
---------------------------------------------------------------------------
 8.25%, 12/18/00                                        500,000     531,060
---------------------------------------------------------------------------
 7.50%, 02/01/02                                      1,350,000   1,445,756
---------------------------------------------------------------------------
 7.55%, 04/22/02                                        400,000     430,612
---------------------------------------------------------------------------
 8.50%, 02/01/05                                        500,000     516,845
---------------------------------------------------------------------------
 5.75%, 06/15/05                                        500,000     513,945
---------------------------------------------------------------------------
Medium term notes
 7.375%, 03/28/05                                       300,000     333,747
---------------------------------------------------------------------------
Pass through certificates
 7.50%, 11/01/09 to 07/01/27                          2,444,502   2,519,349
---------------------------------------------------------------------------
 7.00%, 07/01/11 to 01/01/28                          4,745,887   4,860,237
---------------------------------------------------------------------------
 6.50%, 10/01/10 to 06/01/23(a)(b)                    1,446,854   1,470,115
---------------------------------------------------------------------------
 6.00%, 10/01/13 to 12/01/13                          2,981,962   2,992,190
---------------------------------------------------------------------------
 5.50%, 01/20/14(a)(b)                                4,000,000   3,954,261
---------------------------------------------------------------------------
 8.50%, 09/01/24                                        173,169     182,368
---------------------------------------------------------------------------

                                                     PRINCIPAL    MARKET
                                                       AMOUNT      VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - CONTINUED

STRIPS(a)

 7.37%, 10/09/19                                     $1,800,000 $   538,218
---------------------------------------------------------------------------
                                                                 20,788,303
---------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") - 31.68%

Pass through certificates
 9.50%, 08/15/03 to 09/15/16                             52,981      57,265
---------------------------------------------------------------------------
 9.00%, 09/15/08 to 10/15/16                            121,713     130,650
---------------------------------------------------------------------------
 11.00%, 10/15/15                                        26,171      29,107
---------------------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19                            29,476      32,460
---------------------------------------------------------------------------
 10.00%, 06/15/19                                       939,580   1,027,665
---------------------------------------------------------------------------
 6.50%, 12/15/23                                        417,615     424,790
---------------------------------------------------------------------------
 8.00%, 10/15/25 to 07/15/26                          2,107,426   2,198,099
---------------------------------------------------------------------------
 7.50%, 05/15/27 to 08/15/28                          2,703,267   2,791,836
---------------------------------------------------------------------------
 7.00%, 04/15/28 to 06/15/28                          3,707,135   3,799,189
---------------------------------------------------------------------------
 6.00%, 01/21/29(a)(b)                                8,000,000   7,941,015
---------------------------------------------------------------------------
                                                                 18,432,076
---------------------------------------------------------------------------

PRIVATE EXPORT FUNDING COMPANY - 0.55%

Debentures
 7.30%, 01/31/02                                        300,000     318,633
---------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION - 1.39%

Debentures
 4.838%, 02/22/99                                       500,000     499,900
---------------------------------------------------------------------------
 5.55%, 12/15/99                                        150,000     151,125
---------------------------------------------------------------------------
 6.50%, 08/01/02                                        150,000     157,262
---------------------------------------------------------------------------
                                                                    808,287
---------------------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY - 3.63%

Debentures
 6.375%, 06/15/05                                     2,000,000   2,114,460
---------------------------------------------------------------------------
  Total U.S. Government Agency Securities
   (Cost $58,447,599)                                            59,344,581
---------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 20.37%

U.S. TREASURY NOTES & BONDS - 18.75%

 6.125%, 12/31/01                                       500,000     520,840
---------------------------------------------------------------------------
 6.00%, 07/31/02                                        300,000     313,026
---------------------------------------------------------------------------
 5.25%, 08/15/03                                      3,500,000   3,590,545
---------------------------------------------------------------------------
 5.50%, 02/15/08                                      1,000,000   1,059,290
---------------------------------------------------------------------------
 6.875%, 08/15/25                                       500,000     606,180
---------------------------------------------------------------------------
 6.125%, 11/15/27                                     1,500,000   1,679,850
---------------------------------------------------------------------------
 5.50%, 08/15/28                                      3,000,000   3,140,910
---------------------------------------------------------------------------
                                                                 10,910,641
---------------------------------------------------------------------------

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                     PRINCIPAL
                                                       AMOUNT   MARKET VALUE

U.S. TREASURY STRIPS(c) - 1.62%

 5.378%, 05/15/06                                    $  750,000 $    527,393
-----------------------------------------------------------------------------
 6.80%, 11/15/18                                      1,250,000      414,837
-----------------------------------------------------------------------------
                                                                     942,230
-----------------------------------------------------------------------------
  Total U.S. Treasury Securities
   (Cost $11,566,802)                                             11,852,871
-----------------------------------------------------------------------------

REPURCHASE AGREEMENT - 6.74%(d)

SBC Warburg Dillion Read , Inc., 4.75%,
 01/04/99(e)  (Cost $3,921,882)                       3,921,882    3,921,882
-----------------------------------------------------------------------------
TOTAL INVESTMENTS - 129.10%                                       75,119,334
-----------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (29.10%)                         (16,934,653)
-----------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $ 58,184,681
=============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) At 12/31/98, cost of securities purchased on a when-issued basis totaled $15,929,375.
(b) These securities are subject to dollar roll transactions. See Note 1 of Notes to Financial Statements.
(c) STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75%, due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

Abbreviation:
STRIPS - Separately Traded Registered Interest and Principal Security


See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998


ASSETS:

Investments, at market value (cost $73,936,283)           $ 75,119,334
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             37,061
----------------------------------------------------------------------
 Interest                                                      482,349
----------------------------------------------------------------------
Investment for deferred compensation plan                       21,587
----------------------------------------------------------------------
Other assets                                                     6,610
----------------------------------------------------------------------
  Total assets                                              75,666,941
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                      15,929,375
----------------------------------------------------------------------
 Capital stock reacquired                                    1,479,184
----------------------------------------------------------------------
 Deferred compensation plan                                     21,587
----------------------------------------------------------------------
Accrued advisory fees                                           24,918
----------------------------------------------------------------------
Accrued administrative services fees                             2,655
----------------------------------------------------------------------
Accrued operating expenses                                      24,541
----------------------------------------------------------------------
  Total liabilities                                         17,482,260
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $ 58,184,681
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                 5,205,570
----------------------------------------------------------------------
Net asset value, offering and redemption price per share        $11.18
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Interest                                                  $2,890,554
--------------------------------------------------------------------

EXPENSES:

Advisory fees                                                221,956
--------------------------------------------------------------------
Administrative services fees                                  43,129
--------------------------------------------------------------------
Custodian fees                                                20,817
--------------------------------------------------------------------
Directors' fees and expenses                                   8,172
--------------------------------------------------------------------
Interest expense                                              20,591
--------------------------------------------------------------------
Professional fees                                             27,641
--------------------------------------------------------------------
Other                                                         17,635
--------------------------------------------------------------------
  Total expenses                                             359,941
--------------------------------------------------------------------
Net investment income                                      2,530,613
--------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                 241,993
--------------------------------------------------------------------
Net unrealized appreciation of investment securities         445,919
--------------------------------------------------------------------
 Net gain on investment securities                           687,912
--------------------------------------------------------------------
Net increase in net assets resulting from operations      $3,218,525
====================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                        1998         1997
                                                     -----------  -----------
OPERATIONS:

Net investment income                                $ 2,530,613  $ 1,620,458
------------------------------------------------------------------------------
Net realized gain (loss) from investment securities      241,993     (100,162)
------------------------------------------------------------------------------
Net unrealized appreciation of investment
 securities                                              445,919      728,502
------------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                        3,218,525    2,248,798
------------------------------------------------------------------------------
Dividends from net investment income                  (1,611,964)     (15,600)
------------------------------------------------------------------------------
Net increase from capital stock transactions          22,778,324    7,040,082
------------------------------------------------------------------------------
    Net increase in net assets                        24,384,885    9,273,280
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                    33,799,796   24,526,516
------------------------------------------------------------------------------
 End of year                                         $58,184,681  $33,799,796
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)          $54,757,995  $31,984,676
------------------------------------------------------------------------------
 Undistributed net investment income                   2,488,745    1,585,397
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                                 (245,110)    (507,409)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities      1,183,051      737,132
------------------------------------------------------------------------------
                                                     $58,184,681  $33,799,796
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Government Securities Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.

A. Security Valuations - Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar

                      AIM V.I. GOVERNMENT SECURITIES FUND
   security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be reinvested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
   Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
   Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis.
   On December 31, 1998, undistributed net realized gain (loss) was increased $20,306, undistributed net investment income was decreased $15,301 and paid in capital was decreased $5,005 as a result of permanent book/tax difference due to the differing book/tax treatment for principal paydown losses on mortgage back securities. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $180,497, which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $43,129 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $3,499 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BORROWINGS
 Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. The maximum amount outstanding during the year ended December 31, 1998 was $3,683,750 while borrowings averaged $940,485 per day with a weighted average interest rate of 2.19%. No borrowings existed at December 31, 1998.
 The Fund will limit its borrowings from banks, reverse repurchase agreements and dollar roll transactions to an aggregate of 33 1/3% of its total assets at the time of investment. The Fund will not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1998 was $55,684,558 and $33,064,108, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $1,245,286
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (126,848)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $1,118,438
========================================================================-

 Cost of investments for tax purposes is $74,000,896.

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                    1998                    1997
                           -----------------------  ----------------------
                             SHARES      AMOUNT      SHARES      AMOUNT
                           ----------  -----------  ---------  -----------
Sold                        3,062,093  $34,224,621  1,272,288  $13,023,561
---------------------------------------------------------------------------
Issued as reinvestment of
 dividends                    144,183    1,611,964      1,468       15,600
---------------------------------------------------------------------------
Reacquired                 (1,168,506) (13,058,261)  (591,274)  (5,999,079)
---------------------------------------------------------------------------
                            2,037,770  $22,778,324    682,482  $ 7,040,082
===========================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                    DECEMBER 31,                       JANUARY 31,
                           -------------------------------------     -------------------
                            1998        1997     1996     1995        1995        1994
                           -------     -------  -------  -------     -------     -------
Net asset value,
 beginning of period       $ 10.67     $  9.87  $ 10.17  $  9.39     $ 10.24     $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.63(a)     0.59     0.58     0.54        0.53        0.38
-----------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                0.20        0.22    (0.35)    0.74       (0.88)       0.10
-----------------------------------------------------------------------------------------------
    Total from investment
     operations               0.83        0.81     0.23     1.28       (0.35)       0.48
-----------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.32)      (0.01)   (0.53)   (0.50)      (0.50)      (0.24)
-----------------------------------------------------------------------------------------------
Net asset value, end of
 period                    $ 11.18     $ 10.67  $  9.87  $ 10.17     $  9.39     $ 10.24
===============================================================================================
Total return(b)               7.73%       8.16%    2.29%   13.84%      (3.42)%      4.78%
===============================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
 (000s omitted)            $58,185     $33,800  $24,527  $19,545     $12,887     $10,643
===============================================================================================
Ratio of expenses
 (exclusive of interest
 expense) to average net
 assets                       0.76%(c)    0.87%    0.91%    1.19%(d)    0.95%(e)    1.00%(d)(e)
===============================================================================================
Ratio of net investment
 income to average net
 assets                       5.70%(c)    5.85%    5.80%    5.78%(d)    5.51%(f)    4.74%(d)(f)
===============================================================================================
Portfolio turnover rate         78%         66%      32%      41%         29%          0%
===============================================================================================
Borrowings for the
 period:
Amount of debt
 outstanding at end of
 period (000s omitted)          --          --       --       --          --          --
===============================================================================================
Average amount of debt
 outstanding during the
 period (000s omitted)(g)  $   940          --       --       --          --          --
===============================================================================================
Average number of shares
 outstanding during the
 period (000s omitted)(g)    3,992          --       --       --          --          --
===============================================================================================
Average amount of debt
 per share during the
 period                    $0.2355          --       --       --          --          --
===============================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are based on average net assets of $44,391,219.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.10% and 1.80% (annualized) for January 1995 and 1994, respectively.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.35% and 3.94% (annualized) for January 1995 and 1994, respectively.
(g) Averages computed on a daily basis.

                      AIM V.I. GOVERNMENT SECURITIES FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth and Income Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995 and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund and Income Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, and the period May 2, 1994 (commencement of operations) through January 31, 1995 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 --------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999




                        AIM V.I. GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                         MARKET
                                             SHARES       VALUE
COMMON STOCKS - 80.72%

AUTOMOBILES - 1.00%

Ford Motor Co.                              215,000 $   12,617,812
------------------------------------------------------------------

BANKS (MONEY CENTER) - 2.36%

BankAmerica Corp.                           100,000      6,012,500
------------------------------------------------------------------
Chase Manhattan Corp. (The)                 350,000     23,821,875
------------------------------------------------------------------
                                                        29,834,375
------------------------------------------------------------------

BROADCASTING (RADIO, TELEVISION & CABLE) - 1.32%

Comcast Corp. - Class A                     175,000     10,270,313
------------------------------------------------------------------
Infinity Manhattan Corp. - Class A(a)       231,300      6,331,838
------------------------------------------------------------------
                                                        16,602,151
------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 1.22%

Monsanto Co.                                325,000     15,437,500
------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.79%

Lucent Technologies, Inc.                    90,000      9,900,000
------------------------------------------------------------------

COMPUTERS (HARDWARE) - 3.78%

Compaq Computer Corp.(b)                    170,000      7,129,375
------------------------------------------------------------------
Dell Computer Corp.(a)                      200,000     14,637,500
------------------------------------------------------------------
Hewlett-Packard                             110,000      7,514,375
------------------------------------------------------------------
International Business Machines Corp.        65,000     12,008,750
------------------------------------------------------------------
Sun Microsystems, Inc.(a)                    75,000      6,421,875
------------------------------------------------------------------
                                                        47,711,875
------------------------------------------------------------------

COMPUTERS (NETWORKING) - 2.00%

Ascend Communications, Inc.(a)               80,000      5,260,000
------------------------------------------------------------------
Cisco Systems, Inc.(a)                      215,000     19,954,687
------------------------------------------------------------------
                                                        25,214,687
------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 5.01%

BMC Software, Inc.(a)                       225,000     10,026,562
------------------------------------------------------------------
Computer Sciences Corp.(a)                  100,000      6,443,750
------------------------------------------------------------------
Compuware Corp.(a)(b)                        60,000      4,687,500
------------------------------------------------------------------
HBO & Co.                                   200,000      5,737,500
------------------------------------------------------------------
Microsoft Corp.(a)                          210,000     29,124,375
------------------------------------------------------------------
Novell, Inc.(a)                             400,000      7,250,000
------------------------------------------------------------------
                                                        63,269,687
------------------------------------------------------------------

CONSUMER FINANCE - 0.97%

MBNA Corp.                                  219,100      5,463,824
------------------------------------------------------------------
Providian Financial Corp.                    90,000      6,750,000
------------------------------------------------------------------
                                                        12,213,824
------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 0.91%

Bergen Brunswig Corp. - Class A              83,000      2,894,625
------------------------------------------------------------------
Cardinal Health, Inc.                       112,500      8,535,937
------------------------------------------------------------------
                                                        11,430,562
------------------------------------------------------------------


                                                                  MARKET
                                                     SHARES       VALUE
ELECTRIC COMPANIES - 1.19%

Duke Power Co.                                       90,000 $    5,765,625
--------------------------------------------------------------------------
Edison International                                200,000      5,575,000
--------------------------------------------------------------------------
FPL Group, Inc.                                      60,000      3,697,500
--------------------------------------------------------------------------
                                                                15,038,125
--------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 3.51%

AMP, Inc.                                           150,000      7,809,375
--------------------------------------------------------------------------
General Electric Co.                                310,600     31,700,613
--------------------------------------------------------------------------
Honeywell, Inc.                                      60,000      4,518,750
--------------------------------------------------------------------------
Philips Electronics N.V. - New York Shares -ADR
 (Netherlands)                                        3,800        257,213
--------------------------------------------------------------------------
                                                                44,285,951
--------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 0.66%

Intel Corp.                                          70,000      8,299,375
--------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 7.64%

American Express Co.                                125,000     12,781,250
--------------------------------------------------------------------------
Associates First Capital Corp. -  Class A           150,000      6,356,250
--------------------------------------------------------------------------
Citigroup, Inc.                                     375,000     18,562,500
--------------------------------------------------------------------------
Fannie Mae                                          210,000     15,540,000
--------------------------------------------------------------------------
Freddie Mac                                         300,000     19,331,250
--------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.         130,000      9,230,000
--------------------------------------------------------------------------
SunAmerica, Inc.                                    180,000     14,602,500
--------------------------------------------------------------------------
                                                                96,403,750
--------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 4.10%

Abbott Laboratories                                  90,000      4,410,000
--------------------------------------------------------------------------
American Home Products Corp.                        100,000      5,631,250
--------------------------------------------------------------------------
Bristol-Myers Squibb Co.                            130,000     17,395,625
--------------------------------------------------------------------------
Johnson & Johnson                                    75,000      6,290,625
--------------------------------------------------------------------------
Warner-Lambert Co.                                  240,000     18,045,000
--------------------------------------------------------------------------
                                                                51,772,500
--------------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) - 6.62%

Lilly (Eli) & Co.                                   160,000     14,220,000
--------------------------------------------------------------------------
Merck & Co., Inc.                                   130,000     19,199,375
--------------------------------------------------------------------------
Pfizer, Inc.                                        260,000     32,613,750
--------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                            310,000     17,553,750
--------------------------------------------------------------------------
                                                                83,586,875
--------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 3.34%

Allegiance Corp.                                    100,000      4,662,500
--------------------------------------------------------------------------
Arterial Vascular Engineering, Inc.(a)              125,000      6,562,500
--------------------------------------------------------------------------
Baxter International, Inc.                           80,700      5,190,019
--------------------------------------------------------------------------
Becton, Dickinson & Co.                             120,000      5,122,500
--------------------------------------------------------------------------
Boston Scientific Corp.(a)                          266,500      7,145,531
--------------------------------------------------------------------------
Guidant Corp.                                        65,000      7,166,250
--------------------------------------------------------------------------
Medtronic, Inc.                                      85,000      6,311,250
--------------------------------------------------------------------------
                                                                42,160,550
--------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                                   MARKET
                                                    SHARES         VALUE
HEALTH CARE (SPECIALIZED SERVICES) - 0.76%

Omnicare, Inc.                                       275,000 $    9,556,250
---------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.01%

Colgate-Palmolive Co.                                125,000     11,609,375
---------------------------------------------------------------------------
Procter & Gamble Co. (The)                           150,000     13,696,875
---------------------------------------------------------------------------
                                                                 25,306,250
---------------------------------------------------------------------------

HOUSEWARES - 0.23%

Newell Co.                                            19,000        783,750
---------------------------------------------------------------------------
Rubbermaid, Inc.                                      65,000      2,043,438
---------------------------------------------------------------------------
                                                                  2,827,188
---------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.77%

American International Group, Inc.                   100,000      9,662,500
---------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 0.38%

Allstate Corp. (The)                                 125,000      4,828,125
---------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.74%

Merrill Lynch & Co., Inc.                            140,000      9,345,000
---------------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.35%

Franklin Resources, Inc.                             140,000      4,480,000
---------------------------------------------------------------------------

LODGING-HOTELS - 0.90%

Carnival Corp. - Class A(b)                          237,000     11,376,000
---------------------------------------------------------------------------

MACHINERY (DIVERSIFIED) - 0.32%

Ingersoll-Rand Co.                                    86,300      4,050,706
---------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 3.08%

Corning, Inc.                                        150,000      6,750,000
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                    340,000     25,648,750
---------------------------------------------------------------------------
United Technologies Corp.                             59,000      6,416,250
---------------------------------------------------------------------------
                                                                 38,815,000
---------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 0.28%

Diebold, Inc.                                        100,000      3,568,750
---------------------------------------------------------------------------

NATURAL GAS - 1.47%

El Paso Natural Gas Co.                              100,000      3,481,250
---------------------------------------------------------------------------
Enron Corp.                                          150,000      8,559,375
---------------------------------------------------------------------------
Williams Companies, Inc. (The)                       210,000      6,549,375
---------------------------------------------------------------------------
                                                                 18,590,000
---------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 1.49%

Royal Dutch Petroleum Co. - New York Shares - ADR
 (Netherlands)                                       260,000     12,447,500
---------------------------------------------------------------------------
Texaco, Inc.                                         120,000      6,345,000
---------------------------------------------------------------------------
                                                                 18,792,500
---------------------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT) - 1.88%

Baker Hughes, Inc.                                   375,000      6,632,812
---------------------------------------------------------------------------
Halliburton Co.                                      342,500     10,146,563
---------------------------------------------------------------------------
Schlumberger Ltd.                                    150,000      6,918,750
---------------------------------------------------------------------------
                                                                 23,698,125
---------------------------------------------------------------------------

                                                         MARKET
                                          SHARES         VALUE
OIL & GAS (EXPLORATION & PRODUCTION) - 0.71%

Conoco, Inc.(a)                           430,000 $    8,976,250
----------------------------------------------------------------

PERSONAL CARE - 0.35%

Avon Products, Inc.                       100,000      4,425,000
----------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 0.84%

Xerox Corp.                                90,000     10,620,000
----------------------------------------------------------------

PUBLISHING - 0.34%

Dow Jones & Co., Inc.                      90,000      4,331,250
----------------------------------------------------------------

RAILROADS - 0.39%

Kansas City Southern Industries, Inc.     100,000      4,918,750
----------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.41%

Lowe's Companies, Inc.                    100,000      5,118,750
----------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 1.35%

Federated Department Stores, Inc.(a)      100,000      4,356,250
----------------------------------------------------------------
J.C. Penney Co., Inc.                     130,000      6,093,750
----------------------------------------------------------------
Saks, Inc.(a)                             210,000      6,628,125
----------------------------------------------------------------
                                                      17,078,125
----------------------------------------------------------------

RETAIL (DISCOUNTERS) - 0.35%

Family Dollar Stores, Inc.                200,000      4,400,000
----------------------------------------------------------------

RETAIL (DRUG STORES) - 0.53%

Walgreen Co.                              115,000      6,734,688
----------------------------------------------------------------

RETAIL (FOOD CHAINS) - 0.60%

Safeway, Inc.(a)                          125,000      7,617,188
----------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 2.54%

Dayton Hudson Corp.                       215,000     11,663,750
----------------------------------------------------------------
Wal-Mart Stores, Inc.                     250,000     20,359,375
----------------------------------------------------------------
                                                      32,023,125
----------------------------------------------------------------

RETAIL (SPECIALTY) - 0.80%

Office Depot, Inc.(a)                     171,400      6,331,088
----------------------------------------------------------------
Staples, Inc.(a)                           85,091      3,717,411
----------------------------------------------------------------
                                                      10,048,499
----------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL) - 0.37%

TJX Companies, Inc.                       160,000      4,640,000
----------------------------------------------------------------

SAVINGS & LOAN COMPANIES - 0.45%

Washington Mutual, Inc.                   150,000      5,728,125
----------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.21%

Service Corp. International                70,000      2,664,375
----------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.62%

Equifax, Inc.                             100,000      3,418,750
----------------------------------------------------------------
Fiserv, Inc.(a)                            85,000      4,372,188
----------------------------------------------------------------
                                                       7,790,938
----------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                                   MARKET
                                                     SHARES        VALUE

TELECOMMUNICATIONS (LONG DISTANCE) - 2.27%

MCI WorldCom, Inc.(a)                                400,000 $   28,700,000
---------------------------------------------------------------------------

TELEPHONE - 3.65%

AT&T Corp.                                            63,100      4,779,825
---------------------------------------------------------------------------
Ameritech Corp.                                      135,000      8,555,625
---------------------------------------------------------------------------
BellSouth Corp.                                      280,000     13,965,000
---------------------------------------------------------------------------
GTE Corp.                                            100,000      6,743,750
---------------------------------------------------------------------------
SBC Communications, Inc.                             225,000     12,065,625
---------------------------------------------------------------------------
                                                                 46,109,825
---------------------------------------------------------------------------

TOBACCO - 2.86%

Philip Morris Companies, Inc.                        675,000     36,112,500
---------------------------------------------------------------------------
  Total Common Stocks (Cost $766,711,907)                     1,018,713,381
---------------------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 6.07%

BROADCASTING (TELEVISION, RADIO & CABLE) - 2.07%

Chancellor Media Corp., $3.00 Conv. Pfd.              75,000      7,429,687
---------------------------------------------------------------------------
MediaOne Group, Inc., $3.63 Conv. Pfd.               125,000      8,312,500
---------------------------------------------------------------------------
MediaOne Group, Inc., $2.25 Series D Conv. Pfd.      110,000     10,450,000
---------------------------------------------------------------------------
                                                                 26,192,187
---------------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 0.43%

Monsanto Co., $2.60 Conv. Pfd.                       110,000      5,390,000
---------------------------------------------------------------------------

ELECTRIC COMPANIES - 1.06%

Houston Industries, Inc. - $3.22 Conv. Pfd.          125,500     13,350,063
---------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 0.56%

McKesson Financing Trust, $2.50 Conv. Pfd.            65,000      7,076,875
---------------------------------------------------------------------------

HOUSEWARES - 0.19%

Newell Financial Trust, Inc., $2.625 Conv. Pfd.       47,000      2,479,250
---------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.42%

Conseco, Inc. - $4.278 Conv. PRIDES                   50,000      5,275,000
---------------------------------------------------------------------------

LODGING - HOTELS - 0.52%

Royal Caribbean Cruises Ltd. - $3.63 Conv. Pfd.       56,000      6,636,000
---------------------------------------------------------------------------

RETAIL (DRUG STORES) - 0.48%

CVS Corp., $4.23 Conv. Pfd.                           60,000      6,011,250
---------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 0.34%

Loral Space & Communications Ltd., $3.00 Conv. Pfd.   80,000      4,250,000
---------------------------------------------------------------------------
  Total Domestic Convertible Preferred Stocks (Cost
   $65,636,173)                                                  76,660,625
---------------------------------------------------------------------------

                                                       PRINCIPAL   MARKET
                                                        AMOUNT     VALUE
CONVERTIBLE CORPORATE BONDS - 10.03%

AUTO PARTS & EQUIPMENT - 0.24%

Magna International, Inc., Conv. Sub. Deb., 4.875%,
 02/15/05                                             $3,000,000 $    3,086,250
-------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.29%

Jacor Communications, Inc., Conv. Sr. LYON, 5.50%,
 06/12/11(c)                                           4,000,000      3,590,000
-------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.30%

Comverse Technology, Inc., Conv. Sub. Deb. 4.50%,
 07/01/05(d) (Acquired 06/25/98; Cost $3,000,000)      3,000,000      3,795,000
-------------------------------------------------------------------------------

COMPUTERS (HARDWARE) - 0.43%

Candescent Technology Corp., Conv. Sr. Sub. Deb.,
 7.00%, 05/01/03(d) (Acquired 04/17/98; Cost
 $5,862,772)                                           6,000,000      5,400,000
-------------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 1.35%

EMC Corp., Conv. Sub. Notes, 3.25%, 03/15/02           4,500,000     16,965,000
-------------------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 3.13%

America Online, Inc., Conv. Sub. Notes, 4.00%,
 11/15/02                                              3,500,000     21,555,625
-------------------------------------------------------------------------------
America Online, Inc., Conv. Sub. Notes, 4.00%,
 11/15/02(d) (Acquired 02/10/98; Cost $2,499,041)      2,000,000     12,317,500
-------------------------------------------------------------------------------
Veritas Software Corp., Conv. Unsec. Sub. Notes,
 5.25%, 11/01/04                                       3,500,000      5,656,875
-------------------------------------------------------------------------------
                                                                     39,530,000
-------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 0.57%

SCI Systems, Inc., Conv. Sub. Notes, 5.00%, 05/01/06   3,000,000      7,136,250
-------------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.32%

Loews Corp., Conv. Sub. Notes, 3.125%, 09/15/07        5,000,000      4,000,000
-------------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.63%

Home Depot, Inc., Conv. Sub. Notes, 3.25%, 10/01/01    3,000,000      7,968,750
-------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 0.54%

Costco Companies, Inc. Conv. Sub. Notes, 3.50%,
 08/19/17(e)                                           8,000,000      6,860,000
-------------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.36%

Affiliated Computer Services, Conv. Sub. Notes,
 4.00%, 03/15/05                                       1,750,000      2,136,093
-------------------------------------------------------------------------------
Affiliated Computer Services, Conv. Sub. Notes,
 4.00%, 03/15/05(d) (Acquired 03/17/98; Cost
 $2,006,875)                                           2,000,000      2,441,250
-------------------------------------------------------------------------------
                                                                      4,577,343
-------------------------------------------------------------------------------

                        AIM V.I. GROWTH AND INCOME FUND

                                                PRINCIPAL   MARKET
                                                 AMOUNT     VALUE

TELECOMMUNICATIONS (LONG DISTANCE) - 1.25%

Global Telesystems Group, Inc., Conv. Sr. Sub.
 Deb., 8.75%, 06/30/00                          $  500,000 $    1,408,750
--------------------------------------------------------------------------
Global Telesystems Group, Inc., Conv. Sr. Sub.
 Deb., 8.75%, 06/30/00(d) (Acquired 02/05/98;
 Cost $1,950,312)                                1,500,000      4,226,250
--------------------------------------------------------------------------
Global Telesystems Group, Inc., Conv. Sr. Sub.
 Deb., 5.75%, 07/01/10                           9,000,000     10,158,750
--------------------------------------------------------------------------
                                                               15,793,750
--------------------------------------------------------------------------

WASTE MANAGEMENT - 0.62%

USA Waste Services, Inc., Conv. Sub. Notes,
 4.50%, 06/01/01                                 5,000,000      7,843,750
--------------------------------------------------------------------------
  Total Convertible Corporate Bonds
   (Cost $76,598,280)                                         126,546,093
--------------------------------------------------------------------------

FOREIGN CONVERTIBLE NOTES - 0.37%

SERVICES - COMMERCIAL & CONSUMER - 0.37%

Airtours PLC, Conv. Sub. Notes, 5.75% 01/05/04(d)(e)
 (Acquired 02/05/98; Cost $4,514,585)      GBP   2,729,000      4,660,046
--------------------------------------------------------------------------
  Total Foreign Convertible Notes
   (Cost $4,514,585)                                            4,660,046
--------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 1.26%

 9.125%, 05/15/99                               10,000,000     10,161,400
--------------------------------------------------------------------------
11.75%, 02/15/01                                 5,000,000      5,716,450
--------------------------------------------------------------------------
  Total U.S. Treasury Securities
   (Cost $16,353,828)                                          15,877,850
--------------------------------------------------------------------------

REPURCHASE AGREEMENT(f) - 2.81%

Goldman Sachs & Co., 4.40%, 01/04/99(g)
 (Cost $35,491,011)                             35,491,011     35,491,011
--------------------------------------------------------------------------
TOTAL INVESTMENTS SECURITIES - 101.26%                      1,277,949,006
--------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.26)%                       (15,890,237)
--------------------------------------------------------------------------
NET ASSETS - 100.00%                                       $1,262,058,769
==========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 8.
(c) Zero coupon bond issued at a discount. Interest rate shown represents the rate of original issue discount.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with the procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/98 was $32,840,046 which represented 2.60% of the Fund's net assets.
(e) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreements entered into 12/31/98 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Gtd.   - Guaranteed
LYON   - Liquid Yield Option Notes
Pfd.   - Preferred
PRIDES - Preferred Redeemable Increased Dividend Equity Security
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured


See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, at market value (cost $965,305,784)          $1,277,949,006
------------------------------------------------------------------------
Receivables for:
 Investments sold                                             24,131,504
------------------------------------------------------------------------
 Capital stock sold                                              636,098
------------------------------------------------------------------------
 Dividends and interest                                        2,075,051
------------------------------------------------------------------------
Investment for deferred compensation plan                         21,235
------------------------------------------------------------------------
Other assets                                                      14,825
------------------------------------------------------------------------
  Total assets                                             1,304,827,719
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        39,326,193
------------------------------------------------------------------------
 Capital stock reacquired                                      1,033,605
------------------------------------------------------------------------
 Deferred compensation plan                                       21,235
------------------------------------------------------------------------
 Options written (Premiums received $617,471)                  1,728,012
------------------------------------------------------------------------
Accrued advisory fees                                            612,379
------------------------------------------------------------------------
Accrued directors' fees                                              325
------------------------------------------------------------------------
Accrued operating expenses                                        47,201
------------------------------------------------------------------------
  Total liabilities                                           42,768,950
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $1,262,058,769
========================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                  250,000,000
------------------------------------------------------------------------
 Outstanding                                                  53,131,024
========================================================================
Net asset value, offering and redemption price per share          $23.75
========================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Dividends (net of $135,103 foreign withholding tax)              $ 10,826,657
------------------------------------------------------------------------------
Interest                                                            7,206,342
------------------------------------------------------------------------------
  Total investment income                                          18,032,999
------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       5,556,833
------------------------------------------------------------------------------
Administrative services fees                                           60,729
------------------------------------------------------------------------------
Custodian fees                                                        119,817
------------------------------------------------------------------------------
Directors' fees and expenses                                           15,043
------------------------------------------------------------------------------
Interest expense (Note 4)                                              58,555
------------------------------------------------------------------------------
Other                                                                  90,585
------------------------------------------------------------------------------
  Total expenses                                                    5,901,562
------------------------------------------------------------------------------
Less: Expenses paid indirectly                                        (18,086)
------------------------------------------------------------------------------
  Net expenses                                                      5,883,476
------------------------------------------------------------------------------
Net investment income                                              12,149,523
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                              7,206,698
------------------------------------------------------------------------------
 Foreign currencies                                                  (127,792)
------------------------------------------------------------------------------
 Futures contracts                                                   (845,486)
------------------------------------------------------------------------------
 Option contracts                                                  (1,146,650)
------------------------------------------------------------------------------
                                                                    5,086,770
------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) of:

 Investment securities                                            224,947,459
------------------------------------------------------------------------------
 Foreign currencies                                                     5,448
------------------------------------------------------------------------------
 Futures contracts                                                    277,200
------------------------------------------------------------------------------
 Option contracts                                                    (905,620)
------------------------------------------------------------------------------
                                                                  224,324,487
------------------------------------------------------------------------------
 Net gain from investment securities, foreign currencies,
  futures and option contracts                                    229,411,257
------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $241,560,780
==============================================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                      1998           1997
                                                 --------------  ------------
OPERATIONS:

 Net investment income                           $   12,149,523  $  4,767,618
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and option
  contracts                                           5,086,770     9,736,106
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, futures and
  option contracts                                  224,324,487    66,989,418
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                       241,560,780    81,493,142
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                              (4,873,870)     (326,695)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                              (12,029,125)     (490,042)
------------------------------------------------------------------------------
Net increase from capital stock transactions        398,288,439   349,104,509
------------------------------------------------------------------------------
  Net increase in net assets                        622,946,224   429,780,914
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  639,112,545   209,331,631
------------------------------------------------------------------------------
 End of year                                     $1,262,058,769  $639,112,545
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)      $  935,990,892  $537,626,187
------------------------------------------------------------------------------
 Undistributed net investment income                 11,997,368     4,850,844
------------------------------------------------------------------------------
 Undistributed net realized gain on sales from
  investment securities, foreign currencies,
  futures and option contracts                        2,532,381     9,421,873
------------------------------------------------------------------------------
 Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                         311,538,128    87,213,641
------------------------------------------------------------------------------
                                                 $1,262,058,769  $639,112,545
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth and Income Fund (the "Fund"). The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between the last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is

                        AIM V.I. GROWTH AND INCOME FUND
   substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1998, paid-in capital was increased by $76,266, undistributed net investment income was decreased by $129,129 and undistributed net realized gains increased by $52,863 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 25% of the net assets of the Fund.
H. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the options's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The options's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM

                        AIM V.I. GROWTH AND INCOME FUND
at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $60,729 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $4,825 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $18,086 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $18,086 during the year ended December 31, 1998.

NOTE 4 - BORROWINGS
Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price and date. Proceeds from reverse repurchase agreements are treated as borrowings. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements. The maximum amount outstanding during the period ended December 31, 1998 was $18,886,000 while borrowings averaged $1,028,866 per day with a weighted average interest rate of 5.60%.

NOTE 5 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1998 was $1,628,755,153 and $1,243,229,582, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $315,376,411
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (9,991,857)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $305,384,554
===========================================================================

Cost of investments for tax purposes is $972,564,452.

NOTE 7 - CAPITAL STOCK
Changes in capital stock outstanding during the year ended December 31, 1998 and 1997 were as follows:

                                    1998                      1997
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                       19,890,074  $409,625,526  20,645,975  $361,699,824
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions                751,578    16,902,995      44,268       816,737
------------------------------------------------------------------------------
Reacquired                 (1,379,171)  (28,240,082)   (745,032)  (13,412,052)
------------------------------------------------------------------------------
                           19,262,481  $398,288,439  19,945,211  $349,104,509
==============================================================================

NOTE 8 - CALL OPTION CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1998 are summarized as follows:

                   CALL OPTION CONTRACTS
                   ---------------------
                   NUMBER OF  PREMIUMS
                   CONTRACTS  RECEIVED
                   -------------------
Beginning of year     3,100  $   624,245
-----------------------------------------
Written              47,846   11,523,972
-----------------------------------------
Closed              (37,960)  (9,750,978)
-----------------------------------------
Exercised            (6,648)  (1,542,256)
-----------------------------------------
Expired              (3,671)    (237,512)
-----------------------------------------
End of year           2,667  $   617,471
=========================================

Open call option contracts written at December 31, 1998 were as follows:

                                                             DECEMBER
                                                             31, 1998    UNREALIZED
                       CONTRACT STRIKE   NUMBER OF PREMIUMS   MARKET    APPRECIATION
ISSUE                   MONTH   PRICE    CONTRACTS RECEIVED   VALUE    (DEPRECIATION)
-----                  -------------   --------------------------------------
Carnival Corp.           Jan     $40         750   $226,440 $  585,938  $  (359,498)
-------------------------------------------------------------------------------------
Compaq Computer Corp.    Jan     37 1/2    1,450    213,143    715,937     (502,794)
-------------------------------------------------------------------------------------
Compuware Corp.          Jan      70         467    177,888    426,137     (248,249)
-------------------------------------------------------------------------------------
                                           2,667   $617,471 $1,728,012  $(1,110,541)
=====================================================================================

                        AIM V.I. GROWTH AND INCOME FUND

NOTE 9 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995 and the period May 2, 1994 (date operations commenced) through January 31, 1995.

                                      December 31,
                          ------------------------------------------     January 31,
                             1998          1997      1996     1995          1995
                          ----------     --------  --------  -------     -----------
Net asset value,
 beginning of period      $    18.87     $  15.03  $  12.68  $  9.98       $10.00
----------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income         0.26(a)      0.13      0.16     0.14         0.11
----------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                  4.95         3.74      2.36     3.11        (0.02)
----------------------------------------------------------------------------------------
   Total from investment
    operations                  5.21         3.87      2.52     3.25         0.09
----------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income           (0.09)       (0.01)    (0.14)   (0.14)       (0.11)
----------------------------------------------------------------------------------------
  Distributions from net
   realized gains              (0.24)       (0.02)    (0.03)   (0.41)          --
----------------------------------------------------------------------------------------
   Total distributions         (0.33)       (0.03)    (0.17)   (0.55)       (0.11)
----------------------------------------------------------------------------------------
Net asset value, end of
 period                   $    23.75     $  18.87  $  15.03  $ 12.68       $ 9.98
========================================================================================
Total return(b)                27.68%       25.72%    19.95%   32.65%        0.90%
========================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)    $1,262,059     $639,113  $209,332  $38,567       $7,380
========================================================================================
Ratio of expenses to
 average net assets             0.65%(c)     0.69%     0.78%    0.78%(d)     1.07%(d)(e)
========================================================================================
Ratio of net investment
 income to average net
 assets                         1.34%(c)     1.15%     2.05%    1.92%(d)     1.95%(d)(e)
========================================================================================
Portfolio turnover rate          140%         135%      148%     145%          96%
========================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year.
(c) Ratios are based on average net assets of $905,305,521.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.72% (annualized) and 1.30% (annualized), respectively.

                        AIM V.I. GROWTH AND INCOME FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                   /s/ TAIT, WELLER & BAKER
                                   ---------------------------
                                   TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999

                              AIM V.I. GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                         MARKET
                                            SHARES        VALUE

DOMESTIC COMMON STOCKS - 86.97%

BANKS (REGIONAL) - 0.40%

North Fork Bancorporation, Inc.                62,000 $  1,484,125
------------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC) - 0.63%

PepsiCo, Inc.                                  57,700    2,362,094
------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 5.82%

Chancellor Media Corp.(a)                      60,500    2,896,437
------------------------------------------------------------------
Clear Channel Communications, Inc.(a)          42,476    2,314,942
------------------------------------------------------------------
Comcast Corp.-Class A                          66,000    3,873,375
------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)            49,500    3,421,687
------------------------------------------------------------------
Infinity Broadcasting Corp.-Class A(a)         63,500    1,738,312
------------------------------------------------------------------
Jacor Communications, Inc.(a)                  41,000    2,639,375
------------------------------------------------------------------
Liberty Media Group(a)                         21,600      994,950
------------------------------------------------------------------
Tele-Communications, Inc.-Class A(a)           68,000    3,761,250
------------------------------------------------------------------
                                                        21,640,328
------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 0.52%

Monsanto Co.                                   40,800    1,938,000
------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 0.70%

Lucent Technologies, Inc.(b)(c)                23,500    2,585,000
------------------------------------------------------------------

COMPUTERS (HARDWARE) - 5.33%

Compaq Computer Corp.                          78,800    3,304,675
------------------------------------------------------------------
Dell Computer Corp.(a)(b)                      74,000    5,415,875
------------------------------------------------------------------
International Business Machines Corp.          45,200    8,350,700
------------------------------------------------------------------
Sun Microsystems, Inc.(a)                      32,000    2,740,000
------------------------------------------------------------------
                                                        19,811,250
------------------------------------------------------------------

COMPUTERS (NETWORKING) - 3.73%

3Com Corp.(a)                                  77,500    3,472,969
------------------------------------------------------------------
Ascend Communications, Inc.(a)                 63,975    4,206,356
------------------------------------------------------------------
Cisco Systems, Inc.(a)                         66,550    6,176,672
------------------------------------------------------------------
                                                        13,855,997
------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.99%

EMC Corp.(a)                                   43,500    3,697,500
------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 10.98%

America Online, Inc.                          116,000   18,560,000
------------------------------------------------------------------
BMC Software, Inc.(a)                          74,000    3,297,625
------------------------------------------------------------------
Compuware Corp.(a)                             48,000    3,750,000
------------------------------------------------------------------
HBO & Co.                                      53,000    1,520,437
------------------------------------------------------------------
Microsoft Corp.(a)                             57,300    7,946,794
------------------------------------------------------------------
Oracle Corp.(a)                                93,000    4,010,625
------------------------------------------------------------------
Unisys Corp.(a)                                51,000    1,756,313
------------------------------------------------------------------
                                                        40,841,794
------------------------------------------------------------------


                                                      MARKET
                                        SHARES         VALUE

CONSUMER FINANCE - 0.60%

Providian Financial Corp.                  30,000 $  2,250,000
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 2.05%

AmeriSource Health Corp.-Class A(a)        24,100    1,566,500
--------------------------------------------------------------
Cardinal Health, Inc.                      61,500    4,666,312
--------------------------------------------------------------
McKesson Corp.                              6,500      513,906
--------------------------------------------------------------
Sysco Corp.                                31,800      872,513
--------------------------------------------------------------
                                                     7,619,231
--------------------------------------------------------------

ELECTRICAL EQUIPMENT - 2.58%

AMP, Inc.                                  20,000    1,041,250
--------------------------------------------------------------
General Electric Co.                       40,000    4,082,500
--------------------------------------------------------------
Sanmina Corp.(a)                            9,000      562,500
--------------------------------------------------------------
SCI Systems, Inc.(a)                       32,300    1,865,325
--------------------------------------------------------------
Symbol Technologies, Inc.                  31,800    2,033,213
--------------------------------------------------------------
                                                     9,584,788
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 6.11%

Advanced Micro Devices, Inc.(a)            33,600      972,300
--------------------------------------------------------------
Altera Corp.(a)                            45,000    2,739,375
--------------------------------------------------------------
Analog Devices, Inc.(a)                    60,000    1,882,500
--------------------------------------------------------------
Intel Corp.                                66,600    7,896,262
--------------------------------------------------------------
LSI Logic Corp.(a)                         78,000    1,257,750
--------------------------------------------------------------
Micron Technology, Inc.(a)                 26,000    1,314,625
--------------------------------------------------------------
National Semiconductor Corp.(a)            76,200    1,028,700
--------------------------------------------------------------
Texas Instruments, Inc.                    40,000    3,422,500
--------------------------------------------------------------
Xilinx, Inc.(a)                            34,000    2,214,250
--------------------------------------------------------------
                                                    22,728,262
--------------------------------------------------------------

ENTERTAINMENT - 1.08%

Time Warner, Inc.                          64,600    4,009,238
--------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR) - 0.51%

Applied Materials, Inc.(a)                 44,000    1,878,250
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 5.93%

American Express Co.                       14,000    1,431,500
--------------------------------------------------------------
Fannie Mae                                 61,200    4,528,800
--------------------------------------------------------------
Freddie Mac                                97,000    6,250,437
--------------------------------------------------------------
MBIA, Inc.                                 58,400    3,828,849
--------------------------------------------------------------
MGIC Investment Corp.                      44,799    1,783,560
--------------------------------------------------------------
SunAmerica, Inc.                           52,000    4,218,500
--------------------------------------------------------------
                                                    22,041,646
--------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                              MARKET
                                               SHARES         VALUE

HEALTH CARE (DIVERSIFIED) - 3.86%

Abbott Laboratories                               52,200 $  2,557,800
---------------------------------------------------------------------
American Home Products Corp.                      18,000    1,013,625
---------------------------------------------------------------------
Bristol-Myers Squibb Co.                          22,300    2,984,019
---------------------------------------------------------------------
Johnson & Johnson                                 17,000    1,425,875
---------------------------------------------------------------------
Warner-Lambert Co.                                85,000    6,390,937
---------------------------------------------------------------------
                                                           14,372,256
---------------------------------------------------------------------

HEALTH CARE (DRUGS - GENERIC & OTHER) - 1.31%

Mylan Laboratories, Inc.                          65,600    2,066,400
---------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                   44,900    2,823,088
---------------------------------------------------------------------
                                                            4,889,488
---------------------------------------------------------------------

HEALTH CARE (DRUGS - MAJOR PHARMACEUTICALS) - 5.54%

Lilly (Eli) & Co.                                 55,600    4,941,450
---------------------------------------------------------------------
Merck & Co., Inc.                                 11,000    1,624,562
---------------------------------------------------------------------
Pfizer, Inc.                                      48,000    6,021,000
---------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                          96,900    5,486,962
---------------------------------------------------------------------
Schering-Plough Corp.                             46,000    2,541,500
---------------------------------------------------------------------
                                                           20,615,474
---------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 4.65%

Arterial Vascular Engineering, Inc.(a)            45,000    2,362,500
---------------------------------------------------------------------
Baxter International, Inc.                         4,800      308,700
---------------------------------------------------------------------
Becton, Dickinson & Co.                          154,000    6,573,875
---------------------------------------------------------------------
Biomet, Inc.                                      49,500    1,992,375
---------------------------------------------------------------------
Guidant Corp.                                     38,200    4,211,550
---------------------------------------------------------------------
Medtronic, Inc.                                   25,000    1,856,250
---------------------------------------------------------------------
                                                           17,305,250
---------------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.58%

Procter & Gamble Co. (The)                        23,500    2,145,844
---------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.13%

Nationwide Financial Services, Inc.-Class A        9,600      496,200
---------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 0.34%

American International Group, Inc.                12,900    1,246,463
---------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.33%

Paine Webber Group, Inc.                          31,700    1,224,413
---------------------------------------------------------------------

INVESTMENT MANAGEMENT - 0.21%

Franklin Resources, Inc.                          10,900      348,800
---------------------------------------------------------------------
T. Rowe Price Associates, Inc.                    12,900      441,825
---------------------------------------------------------------------
                                                              790,625
---------------------------------------------------------------------

LODGING - HOTELS - 1.41%

Carnival Corp.-Class A                           109,300    5,246,400
---------------------------------------------------------------------


                                                          MARKET
                                            SHARES        VALUE

MANUFACTURING (DIVERSIFIED) - 0.61%

Tyco International Ltd.                        30,000 $  2,263,125
------------------------------------------------------------------

NATURAL GAS - 0.66%

Enron Corp.                                    43,000    2,453,688
------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 3.01%

Home Depot, Inc. (The)                         97,000    5,935,188
------------------------------------------------------------------
Lowe's Companies, Inc.                        103,100    5,277,431
------------------------------------------------------------------
                                                        11,212,619
------------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS) - 0.56%

Best Buy Co., Inc.(a)                          34,000    2,086,750
------------------------------------------------------------------

RETAIL (DRUG STORES) - 0.43%

CVS Corp.                                      29,000    1,595,000
------------------------------------------------------------------

RETAIL (FOOD CHAINS) - 1.74%

Albertson's, Inc.                              29,000    1,846,937
------------------------------------------------------------------
Kroger Co.(a)                                  43,000    2,601,500
------------------------------------------------------------------
Safeway, Inc.(a)                               33,000    2,010,938
------------------------------------------------------------------
                                                         6,459,375
------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 1.57%

Costco Companies, Inc.(a)(b)                   30,000    2,165,625
------------------------------------------------------------------
Dayton Hudson Corp.                            33,000    1,790,250
------------------------------------------------------------------
Wal-Mart Stores, Inc.                          23,000    1,873,063
------------------------------------------------------------------
                                                         5,828,938
------------------------------------------------------------------

RETAIL (SPECIALTY) - 2.68%

Office Depot, Inc.(a)                         154,000    5,688,375
------------------------------------------------------------------
Staples, Inc.(a)                               98,000    4,281,375
------------------------------------------------------------------
                                                         9,969,750
------------------------------------------------------------------

RETAIL (SPECIALTY - APPAREL) - 0.36%

Gap, Inc. (The)                                24,050    1,352,812
------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 1.12%

Outdoor Systems, Inc.(a)                      139,450    4,183,500
------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.22%

Service Corp. International                    21,500      818,344
------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 0.57%

Keane, Inc.(a)                                 53,100    2,120,681
------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 1.24%

Ceridian Corp.(a)                              26,900    1,877,956
------------------------------------------------------------------
Equifax, Inc.                                  34,400    1,176,050
------------------------------------------------------------------
Fiserv, Inc.(a)                                30,150    1,550,841
------------------------------------------------------------------
                                                         4,604,847
------------------------------------------------------------------

                              AIM V.I. GROWTH FUND

                                                                      MARKET
                                                         SHARES       VALUE

TELECOMMUNICATIONS (LONG DISTANCE) - 4.94%

MCI WorldCom, Inc.(a)                                      256,243 $ 18,385,435
-------------------------------------------------------------------------------

TOBACCO - 0.94%

Philip Morris Companies, Inc.                               65,000    3,477,500
-------------------------------------------------------------------------------
  Total Domestic Common Stocks (Cost $204,614,000)                  323,472,280
-------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 3.10%

FINLAND - 0.41%

Nokia Oyj A.B.-Class A-ADR (Communications Equipment)        5,700      686,494
-------------------------------------------------------------------------------
Nokia Oyj A.B.-Class A (Communications Equipment)            6,800      827,234
-------------------------------------------------------------------------------
                                                                      1,513,728
-------------------------------------------------------------------------------

FRANCE - 0.27%

Renault S.A. (Automobiles)                                  22,500    1,010,377
-------------------------------------------------------------------------------

IRELAND - 0.54%

Elan Corp. PLC-ADR (Health Care-Drugs-Generic &
 Other)(a)                                                  29,000    2,017,313
-------------------------------------------------------------------------------

NETHERLANDS - 1.00%

Philips Electronics N.V. (Electrical Equipment)             19,000    1,274,625
-------------------------------------------------------------------------------
Philips Electronics N.V.-ADR-New York Shares
 (Electrical Equipment)                                     36,000    2,436,750
-------------------------------------------------------------------------------
                                                                      3,711,375
-------------------------------------------------------------------------------

SWITZERLAND - 0.88%

Nestle S.A. (Foods)                                          1,500    3,266,093
-------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests (Cost
   $10,115,291)                                                      11,518,886
-------------------------------------------------------------------------------


OPTIONS PURCHASED - 0.00%

                           NUMBER OF EXERCISE EXPIRATION
                           CONTRACTS  PRICE      DATE
PUTS - 0.00%
Lucent Technologies, Inc.
 (Communications Equipment
  (Cost $118,378)             157      $95      Jan-99   8,831
--------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT
FOREIGN CONVERTIBLE BONDS - 0.84%

SWITZERLAND - 0.84%

Nestle Holding Inc., Conv. Bond, 3.00%,
 06/17/02 (Cost $2,941,380)                     $2,200,000    3,105,903
-----------------------------------------------------------------------

REPURCHASE AGREEMENT - 8.49%(d)

Goldman, Sachs & Co., 4.40%, 01/04/99(e) (Cost
 $31,583,054)                                   31,583,054   31,583,054
-----------------------------------------------------------------------
TOTAL INVESTMENTS - 99.40%                                  369,688,954
-----------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.60%                         2,225,797
-----------------------------------------------------------------------
NET ASSETS - 100.00%                                       $371,914,751
======================================================================-

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) A portion of this security is subject to call options.
(c) A portion of this security is subject to put options.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreements entered into 12/31/98 with a maturing value of $700,342,222. Collaterialized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.

Investment Abbreviations:
ADR   - American Depositary Receipt
Conv. - Convertible

See Notes to Financial Statements.

                             AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998


ASSETS:

Investments at market value (cost $249,372,103)           $369,688,954
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                          1,229,040
----------------------------------------------------------------------
 Investments sold                                            2,040,256
----------------------------------------------------------------------
 Dividends and interest                                        224,599
----------------------------------------------------------------------
Investment for deferred compensation plan                       23,264
----------------------------------------------------------------------
Other assets                                                     1,985
----------------------------------------------------------------------
  Total assets                                             373,208,098
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                       61,353
----------------------------------------------------------------------
 Deferred compensation plan                                     23,264
----------------------------------------------------------------------
Options written (Premiums received $739,850)                   953,563
----------------------------------------------------------------------
Accrued advisory fees                                          186,515
----------------------------------------------------------------------
Accrued directors' fees                                          2,560
----------------------------------------------------------------------
Accrued administrative services fees                             3,637
----------------------------------------------------------------------
Accrued operating expenses                                      62,455
----------------------------------------------------------------------
  Total liabilities                                          1,293,347
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $371,914,751
======================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                14,997,262
======================================================================
Net asset value, offering and redemption price per share        $24.80
======================================================================


STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Dividends (net of $48,337 foreign withholding tax)                $ 1,895,594
------------------------------------------------------------------------------
Interest                                                            1,514,487
------------------------------------------------------------------------------
   Total investment income                                          3,410,081
------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                       1,941,818
------------------------------------------------------------------------------
Administrative services fees                                           50,535
------------------------------------------------------------------------------
Custodian fees                                                         98,543
------------------------------------------------------------------------------
Directors' fees and expenses                                           12,859
------------------------------------------------------------------------------
Other                                                                  79,110
------------------------------------------------------------------------------
   Total expenses                                                   2,182,865
------------------------------------------------------------------------------
Less: Expenses paid indirectly                                         (2,844)
------------------------------------------------------------------------------
   Net expenses                                                     2,180,021
------------------------------------------------------------------------------
Net investment income                                               1,230,060
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES, FUTURES AND OPTIONS CONTRACTS:

Net realized gain (loss) from:

   Investment securities                                           22,750,448
------------------------------------------------------------------------------
   Foreign currencies                                                  87,369
------------------------------------------------------------------------------
   Futures contracts                                                1,100,047
------------------------------------------------------------------------------
   Options contracts                                               (1,680,833)
------------------------------------------------------------------------------
                                                                   22,257,031
------------------------------------------------------------------------------

Net unrealized appreciation of:

   Investment securities                                           67,962,858
------------------------------------------------------------------------------
   Foreign currencies                                                   4,310
------------------------------------------------------------------------------
   Options contracts                                                   90,382
------------------------------------------------------------------------------
                                                                   68,057,550
------------------------------------------------------------------------------
 Net gain from investment securities, foreign currencies, futures
  and options contracts                                            90,314,581
------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $91,544,641
==============================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                       1998          1997
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  1,230,060  $  1,211,773
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, futures and options
  contracts                                          22,257,031    22,109,980
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, futures and
  options contracts                                  68,057,550    28,069,985
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                       91,544,641    51,391,738
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                              (1,180,373)   (1,119,140)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                              (22,129,920)   (8,443,286)
------------------------------------------------------------------------------
Net increase from capital stock transactions         44,828,633    38,384,566
------------------------------------------------------------------------------
   Net increase in net assets                       113,062,981    80,213,878
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  258,851,770   178,637,892
------------------------------------------------------------------------------
 End of year                                       $371,914,751  $258,851,770
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)        $228,798,661  $183,975,681
------------------------------------------------------------------------------
 Undistributed net investment income                  1,289,508     1,182,806
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, futures and
  options contracts                                  21,719,134    21,643,385
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities,
  foreign currencies, futures and options
  contracts                                         120,107,448    52,049,898
------------------------------------------------------------------------------
                                                   $371,914,751  $258,851,770
==============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Growth Fund (the "Fund"). The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If no mean is available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors.

                             AIM V.I. GROWTH FUND

   Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $5,653, undistributed net investment income was increased by $57,015 and undistributed net realized gains was decreased by $51,362 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of
   Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
E. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
   A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Put options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
G. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
H. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be

                             AIM V.I. GROWTH FUND
   exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $50,535 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $4,004 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $2,844 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $2,844 during the year ended December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1998 was $385,017,854 and $363,389,349, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $120,017,053
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (1,102,014)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $118,915,039
===========================================================================

 Cost of investments for tax purposes is $250,773,915.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                    1998                     1997
                           -----------------------  ------------------------
                             SHARES      AMOUNT       SHARES       AMOUNT
                           ----------  -----------  ----------  ------------
Sold                        2,345,258  $52,301,342   2,757,339  $ 51,600,352
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions              1,005,621   23,310,293     492,909     9,562,426
-----------------------------------------------------------------------------
Reacquired                 (1,407,943) (30,783,002) (1,185,922)  (22,778,212)
-----------------------------------------------------------------------------
                            1,942,936  $44,828,633   2,064,326  $ 38,384,566
=============================================================================

NOTE 7 - CALL OPTIONS CONTRACTS WRITTEN
Transactions in call options written during the year ended December 31, 1998 are summarized as follows:

                     CALL OPTION CONTRACTS
                     ---------------------
                     NUMBER OF  PREMIUMS
                     CONTRACTS  RECEIVED
                     -------------------
Beginning of period    1,815   $   531,904
-------------------------------------------
Written               10,693     5,020,455
-------------------------------------------
Closed                (7,461)   (3,712,050)
-------------------------------------------
Exercised             (2,378)     (653,704)
-------------------------------------------
Expired               (1,472)     (446,755)
-------------------------------------------
End of period          1,197   $   739,850
===========================================


Open call options held at December 31, 1998 were as follows:

                                                           DECEMBER 31,   UNREALIZED
                        CONTRACT STRIKE NUMBER OF PREMIUM      1998      APPRECIATION
ISSUE                    MONTH   PRICE  CONTRACTS RECEIVED MARKET VALUE (DEPRECIATION)
-----                   ----------------------------------------------------
Costco Companies, Inc.  Jan. 99    55       300   $182,544   $528,750     $(346,206)
--------------------------------------------------------------------------------------
Dell Computer Corp.     Jan. 99    70       740    422,526    356,125        66,401
--------------------------------------------------------------------------------------
Lucent Technologies,
 Inc.                   Jan. 99   110       157    134,780     68,688        66,092
--------------------------------------------------------------------------------------
                                          1,197   $739,850   $953,563     $(213,713)
======================================================================================

                             AIM V.I. GROWTH FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                     DECEMBER 31,                         JANUARY 31,
                          -----------------------------------------     -----------------
                            1998         1997      1996      1995        1995      1994
                          --------     --------  --------  --------     -------   -------
Net asset value,
 beginning of period      $  19.83     $  16.25  $  14.44  $  10.71     $ 11.59   $ 10.00
------------------------  --------     --------  --------  --------     -------   -------
Income from investment
 operations:
  Net investment income       0.08         0.08      0.07      0.09        0.06      0.02
------------------------  --------     --------  --------  --------     -------   -------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                6.57         4.27      2.52      3.65       (0.88)     1.59
------------------------  --------     --------  --------  --------     -------   -------
   Total from investment
    operations                6.65         4.35      2.59      3.74       (0.82)     1.61
------------------------  --------     --------  --------  --------     -------   -------
Less distributions:
  Dividends from net
   investment income         (0.09)       (0.09)    (0.06)    (0.01)      (0.06)    (0.02)
------------------------  --------     --------  --------  --------     -------   -------
  Distributions from net
   realized gains            (1.59)       (0.68)    (0.72)       --          --        --
------------------------  --------     --------  --------  --------     -------   -------
   Total distributions       (1.68)       (0.77)    (0.78)    (0.01)      (0.06)    (0.02)
------------------------  --------     --------  --------  --------     -------   -------
Net asset value, end of
 period                   $  24.80     $  19.83  $  16.25  $  14.44     $ 10.71   $ 11.59
========================  ========     ========  ========  ========     =======   =======
Total return(a)              34.12%       26.87%    18.09%    34.89%      (7.11)%   16.07%
========================  ========     ========  ========  ========     =======   =======

RATIOS/SUPPLEMENTAL  DATA:

Net assets, end of
 period (000s omitted)    $371,915     $258,852  $178,638  $102,600     $45,497   $25,115
========================  ========     ========  ========  ========     =======   =======
Ratio of expenses to
 average net assets           0.72%(b)     0.73%     0.78%     0.84%(c)    0.95%     0.85%(c)(d)
========================  ========     ========  ========  ========     =======   =======
Ratio of net investment
 income to average net
 assets                       0.41%(b)     0.54%     0.79%     0.95%(c)    0.71%     0.51%(c)(d)
========================  ========     ========  ========  ========     =======   =======
Portfolio turnover rate        133%         132%      143%      125%        179%       99%
========================  ========     ========  ========  ========     =======   =======

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $302,803,063.
(c) Annualized.
(d) After fee waivers and/or expense reimbursement. Ratios of expenses and net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 1.50%
    (annualized) and (0.14)% (annualized), respectively.

                              AIM V.I. GROWTH FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. High Yield Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. High Yield Fund, as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with generally accepted accounting principles.

                                   /s/ TAIT, WELLER & BAKER
                                   ------------------------------
                                   TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999


                            AIM V.I. HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                           PRINCIPAL   MARKET
                                                            AMOUNT     VALUE
CORPORATE BONDS & NOTES - 91.37%

AEROSPACE/DEFENSE - 1.42%

Pacific Aerospace & Electronics, Inc., Sr. Sub. Notes,
 11.25%, 08/01/05(a) (Acquired 07/24/98; Cost $150,000)    $150,000  $  113,250
-------------------------------------------------------------------------------

AIR FREIGHT - 1.99%

Atlas Air, Inc., Sr. Unsec. Notes, 10.75%, 08/01/05         150,000     158,250
-------------------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 3.26%

EchoStar DBS Corp., Sr. Sec. Gtd. Notes, 12.50%, 07/01/02   150,000     174,000
-------------------------------------------------------------------------------
Park N View, Inc., Series B Sr. Notes, 13.00%,
 05/15/08(b)                                                100,000      85,500
-------------------------------------------------------------------------------
                                                                        259,500
-------------------------------------------------------------------------------

BUILDING MATERIALS - 2.37%

Congoleum Corp., Sr. Unsec. Notes, 8.625%, 08/01/08         100,000      99,000
-------------------------------------------------------------------------------
Imperial Home Decor Group, Series B Sr. Unsec. Gtd. Sub.
 Notes, 11.00%, 03/15/08                                    100,000      89,500
-------------------------------------------------------------------------------
                                                                        188,500
-------------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 4.35%

Convergent Communications, Series B Sr. Unsec. Notes,
 13.00%, 04/01/08(c)                                         90,000      43,650
-------------------------------------------------------------------------------
Exodus Communications, Sr. Unsec. Notes, 11.25%, 07/01/08   300,000     303,000
-------------------------------------------------------------------------------
                                                                        346,650
-------------------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.76%

Metal Management, Inc., Sr. Unsec. Gtd. Sub. Notes,
 10.00%, 05/15/08                                           100,000      60,500
-------------------------------------------------------------------------------

CONSTRUCTION (CEMENT & AGGREGATES) - 1.65%

Schuff Steel Co., Sr. Unsec. Gtd. Sub. Notes, 10.50%,
 06/01/08                                                   150,000     131,250
-------------------------------------------------------------------------------

CONTAINERS & PACKAGING (PAPER) - 1.05%

BPC Holding Corp., Series B Sr. Sec. Notes, 12.50%,
 06/15/06                                                    80,000      83,600
-------------------------------------------------------------------------------

FOODS - 0.80%

RAB Enterprise, Inc., Sr. Notes, 13.00%, 05/01/08(a)
 (Acquired 05/05/98; Cost $90,900)                           90,000      63,450
-------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 12.18%

Alliance Gaming Corp., Series B Sr. Unsec. Gtd. Sub.
 Notes, 10.00%, 08/01/07                                    100,000      90,500
-------------------------------------------------------------------------------
Circus Circus Enterprises, Inc., Sr. Sub. Notes, 9.25%,
 12/01/05                                                   300,000     311,175
-------------------------------------------------------------------------------
Majestic Star Casino, LLC, Sr. Sec. Notes, 12.75%,
 05/15/03                                                   150,000     156,750
-------------------------------------------------------------------------------
Resort at Summerlin/RAS Co., Sr. Unsec. Sub. PIK Notes,
 13.00%, 12/15/07                                           111,000     106,005
-------------------------------------------------------------------------------

                                                           PRINCIPAL   MARKET
                                                            AMOUNT     VALUE
GAMING, LOTTERY & PARIMUTUEL COMPANIES - (CONTINUED)

Venetian Casino Resort LLC, Sec. Gtd. Mortgage Notes,
 12.25%, 11/15/04                                          $ 325,000 $  305,500
-------------------------------------------------------------------------------
                                                                        969,930
-------------------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 1.91%

Biovail Corp., Sr. Notes, 10.875%, 11/15/05(a) (Acquired
 11/10/98 - 11/24/98; Cost $151,650)                         150,000    152,250
-------------------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 6.34%

Alaris Medical, Inc., Sr. Disc. Notes, 11.125%,
 08/01/08(a)(d) (Acquired 07/23/98; Cost $121,856)           200,000    110,000
-------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub. Notes, 9.625%, 12/15/05           200,000    199,000
-------------------------------------------------------------------------------
Everest Healthcare Services Corp., Sr. Unsec. Gtd. Sub.
 Notes, 9.75%, 05/01/08                                      100,000     99,500
-------------------------------------------------------------------------------
Mediq, Inc., Sr. Unsec. Gtd. Sub. Notes, 11.00%, 06/01/08    100,000     96,500
-------------------------------------------------------------------------------
                                                                        505,000
-------------------------------------------------------------------------------

HOMEBUILDING - 0.24%

Schuler Homes, Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08         20,000     19,500
-------------------------------------------------------------------------------

HOUSEWARES - 4.03%

Decora Industries, Inc., Series B Sr. Sec. Gtd. Notes,
 11.00%, 05/01/05                                            340,000    321,300
-------------------------------------------------------------------------------

LODGING-HOTELS - 7.33%

American Skiing Co., Series B Sr. Sub. Notes, 12.00%,
 07/15/06                                                    300,000    313,500
-------------------------------------------------------------------------------
Booth Creek Ski Holdings, Sr. Unsec. Gtd. Notes, 12.50%,
 03/15/07                                                     90,000     89,550
-------------------------------------------------------------------------------
Stena Line A.B. (Sweden), Sr. Unsec. Yankee Notes,
 10.625%, 06/01/08                                           200,000    181,000
-------------------------------------------------------------------------------
                                                                        584,050
-------------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 2.47%

Anthony Crane Rentals, Sr. Notes, 10.375%, 08/01/08(a)
 (Acquired 07/15/98 - 07/20/98; Cost $100,375)               100,000     96,500
-------------------------------------------------------------------------------
Generac Portable Products, Sr. Sub. Notes, 11.25%,
 07/01/06(a) (Acquired 07/02/98; Cost $100,000)              100,000    100,500
-------------------------------------------------------------------------------
                                                                        197,000
-------------------------------------------------------------------------------

MANUFACTURING (SPECIALIZED) - 7.02%

Brand Scaffold Services, Sr. Unsec. Notes, 10.25%,
 02/15/08                                                    150,000    143,250
-------------------------------------------------------------------------------
Derby Cycle Corp., Sr. Notes, 10.00%, 05/15/08(a)
 (Acquired 05/07/98; Cost $100,000)                          100,000     86,500
-------------------------------------------------------------------------------
Globe Manufacturing Corp., Sr. Sub. Notes, 10.00%,
 08/01/08(a) (Acquired 07/28/98 - 10/27/98; Cost
 $179,193)                                                   200,000    182,000
-------------------------------------------------------------------------------
Omega Cabinets, Sr. Sub. Notes, 10.50%, 06/15/07             150,000    147,750
-------------------------------------------------------------------------------
                                                                        559,500
-------------------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND

                                                          PRINCIPAL   MARKET
                                                           AMOUNT     VALUE
OIL & GAS (EXPLORATION & PRODUCTION) - 0.71%

Lodestar Holdings Inc., Sr. Unsec. Gtd. Notes, 11.50%,
 05/15/05                                                 $ 70,000  $   56,350
------------------------------------------------------------------------------

PUBLISHING - 1.05%

Liberty Group Publishing, Inc., Sr. Unsec. Disc. Deb.,
 11.625%, 02/01/09(d)                                      150,000      83,250
------------------------------------------------------------------------------

RAILROAD - 1.01%

TFM SA de CV. (Mexico), Sr. Gtd. Yankee Notes, 10.25%,
 06/15/07                                                   95,000      80,750
------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 1.97%

Plainwell, Inc., Series B Sr. Unsec. Sub. Notes, 11.00%,
 03/01/08                                                  200,000     157,000
------------------------------------------------------------------------------

RETAIL (SPECIALTY) - 5.00%

CEX Holdings, Inc., Series B Sr. Unsec. Gtd. Sub. Notes,
 9.625%, 06/01/08                                           95,000      85,975
------------------------------------------------------------------------------
National Vision Associates, Sr. Notes, 12.75%,
 10/15/05(a) (Acquired 10/05/98; Cost $148,296)            150,000     159,750
------------------------------------------------------------------------------
Rent-A-Center, Inc., Sr. Sub. Notes, 11.00%, 08/15/08(a)
 (Acquired 08/13/98; Cost $150,000)                        150,000     153,000
------------------------------------------------------------------------------
                                                                       398,725
------------------------------------------------------------------------------

SERVICES (FACILITIES & ENVIRONMENTAL) - 0.12%

ATC Group Services, Inc., Sr. Unsec. Gtd. Sub. Notes,
 12.00%, 01/15/08(e)                                       100,000       9,500
------------------------------------------------------------------------------

SHIPPING - 2.10%

Millenium Seacarriers, First Priority Ship Mortgage
 Notes, 12.00%, 07/15/05(a)(f) (Acquired 07/20/98; Cost
 $96,733)                                                  100,000      80,500
------------------------------------------------------------------------------
Pegasus Shipping Hellas Co. (Bermuda), Sr. Sec. Gtd.
 Mortgage Notes, 11.875%, 11/15/04                         100,000      86,500
------------------------------------------------------------------------------
                                                                       167,000
------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 11.26%

Dobson Communications Corp., Sr. Notes, 11.75%, 04/15/07   200,000     203,500
------------------------------------------------------------------------------
Metrocall, Inc., Sr. Sub. Notes, 11.00%, 09/15/08(a)
 (Acquired 12/17/98; Cost $337,634)                        340,000     343,400
------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Notes, 12.00%,
 11/01/08(a) (Acquired 10/28/98; Cost $221,801)            225,000     247,500
------------------------------------------------------------------------------
Spectrasite Holdings, Inc., Sr. Disc. Notes, 12.00%,
 07/15/08(a)(d) (Acquired 06/23/98; Cost $117,927)         200,000     103,000
------------------------------------------------------------------------------
                                                                       897,400
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 5.36%

Long Distance Direct, Inc., Sr. Notes, 12.25%,
 04/15/08(a)(g) (Acquired 05/05/98 - 10/01/98; Cost
 $131,064)                                                 140,000     120,750
------------------------------------------------------------------------------
Versatel Telecom B.V. (Netherlands), Sr. Notes, 13.25%,
 05/15/08                                                  100,000     102,000
------------------------------------------------------------------------------
Versatel Telecom B.V. (Netherlands), Sr. Notes, 13.25%,
 05/15/08(a)(h) (Acquired 11/17/98;
 Cost $192,036)                                            200,000     204,000
------------------------------------------------------------------------------
                                                                       426,750
------------------------------------------------------------------------------

                                                          PRINCIPAL   MARKET
                                                           AMOUNT     VALUE
TELEPHONE - 2.48%

Dobson Communications Corp., Sr. Unsec. Notes, 12.25%,
 06/15/08                                                 $100,000  $   92,750
------------------------------------------------------------------------------
US Xchange LLC, Sr. Unsec. Notes, 15.00%, 07/01/08         100,000     105,250
------------------------------------------------------------------------------
                                                                       198,000
------------------------------------------------------------------------------

TRUCK & PARTS - 1.14%

HDA Part System, Inc., Sr. Sub. Notes, 12.00%,
 08/01/05(a) (Acquired 07/28/98; Cost $100,000)            100,000      90,500
------------------------------------------------------------------------------
  Total Corporate Bonds & Notes
   (Cost $7,595,612)                                                 7,278,705
------------------------------------------------------------------------------
                                                           SHARES
PREFERRED STOCK - 1.04%

BROADCASTING (TELEVISION, RADIO, & CABLE) - 1.04%

Benedek Communications, 11.50% PIK Pfd. (Cost $100,000)        102      83,130
------------------------------------------------------------------------------
WARRANTS - 0.10%

BROADCASTING (TELEVISION, RADIO & CABLE) - 0.08%

Park N View, Inc., expiring 05/15/08 (United Kingdom)(i)       100       6,200
------------------------------------------------------------------------------

COMPUTERS (NETWORKING) - 0.00%

Convergent Communications, expiring 04/01/08(i)                360           4
------------------------------------------------------------------------------

GAMING, LOTTERY & PARIMUTUEL COMPANIES - 0.00%

Resort At Summerlin/RAS Co., expiring 12/15/07(i)              100           1
------------------------------------------------------------------------------

METAL FABRICATORS - 0.00%

Gulf States Steel, Inc., expiring 04/15/03(i)                   60           1
------------------------------------------------------------------------------

SHIPPING - 0.01%

Millenium Seacarriers, expiring 07/15/03(i)                    100         625
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 0.01%

Long Distance Direct, Inc., expiring 04/13/08(i)               140         350
------------------------------------------------------------------------------
Versatel Telecom B.V. (New Zealand), expiring
 05/15/08(i)                                                   100       1,012
------------------------------------------------------------------------------
                                                                         1,362
------------------------------------------------------------------------------
  Total Warrants (Cost $166)                                             8,193
------------------------------------------------------------------------------
                                                          PRINCIPAL
                                                           AMOUNT

REPURCHASE AGREEMENT - 4.47%(j)

SBC Warburg Dillion Read, Inc., 4.75%, 1/04/99(k) (Cost
 $356,078)                                                $356,078     356,078
------------------------------------------------------------------------------
TOTAL INVESTMENTS - 96.98%                                           7,726,106
------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 3.02%                                  240,195
------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                $7,966,301
================================================================================


                            AIM V.I. HIGH YIELD FUND

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 12/31/98 was $2,202,850 which represented 27.65% of the Fund's net assets.
(b) Issued as a unit. This unit also includes 100 warrants to purchase 6.73833 shares of common stock per warrant.
(c) Issued as a unit. This unit also includes 360 warrants to purchase 10.8 shares of common stock per warrant.
(d) Step bond issued at a discount. Interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e) Defaulted security. Currently, the issuer is partially in default with respect to interest payments.
(f) Issued as a unit. This unit also includes 100 warrants to purchase 1.9 shares of common stock per warrant.
(g) Issued as a unit. This unit also includes 140 warrants to purchase 15.0874 shares of common stock per warrant.
(h) Issued as unit. This unit also includes 100 warrants to purchase 6.667 shares of common stock per warrant.
(i) Non-income producing security.
(j) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investments advisor or its affiliates.
(k) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

Abbreviations:

Deb.   - Debentures
Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
PIK    - Payment in Kind
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured


See Notes to Financial Statements.


                            AIM V.I. HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998


ASSETS:

Investments, at market value (cost $8,051,856)            $  7,726,106
----------------------------------------------------------------------
Cash                                                             7,980
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             15,759
----------------------------------------------------------------------
 Dividends and interest                                        194,385
----------------------------------------------------------------------
 Reimbursement from advisor                                     28,175
----------------------------------------------------------------------
Investment for deferred compensation plan                        2,781
----------------------------------------------------------------------
Other assets                                                     3,402
----------------------------------------------------------------------
  Total assets                                               7,978,588
----------------------------------------------------------------------

LIABILITIES:

Payables for Capital stock reacquired                               57
----------------------------------------------------------------------
Deferred compensation plan                                       2,781
----------------------------------------------------------------------
Accrued administrative services fees                               663
----------------------------------------------------------------------
Accrued operating expenses                                       8,786
----------------------------------------------------------------------
  Total liabilities                                             12,287
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $  7,966,301
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                   901,675
======================================================================
Net asset value, offering and redemption price per share         $8.84
======================================================================

STATEMENT OF OPERATIONS

For the period May 1, 1998 (date operations commenced) through December 31, 1998


INVESTMENT INCOME:

Interest                                                             $ 360,052
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                           20,728
-------------------------------------------------------------------------------
Administrative services fees                                            27,339
-------------------------------------------------------------------------------
Custodian fees                                                          12,190
-------------------------------------------------------------------------------
Directors' fees and expenses                                             6,309
-------------------------------------------------------------------------------
Professional fees                                                       10,645
-------------------------------------------------------------------------------
Other                                                                    5,661
-------------------------------------------------------------------------------
   Total expenses                                                       82,872
-------------------------------------------------------------------------------
Less: Expenses paid indirectly                                            (655)
-------------------------------------------------------------------------------
  Fees waived and reimbursed by advisor                                (45,526)
-------------------------------------------------------------------------------
   Net expenses                                                         36,691
-------------------------------------------------------------------------------
Net investment income                                                  323,361
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:

Net realized gain (loss) from investment securities                   (367,230)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities   (325,750)
-------------------------------------------------------------------------------
 Net gain (loss) from investment securities                           (692,980)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      $(369,619)
===============================================================================

See Notes to Financial Statements.

                            AIM V.I. HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period May 1, 1998 (date operations commenced) through December 31,
1998

OPERATIONS:

 Net investment income                                            $  323,361
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment securities                (367,230)
-----------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) of investment
  securities                                                        (325,750)
-----------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
      operations                                                    (369,619)
-----------------------------------------------------------------------------
Dividends to shareholders from net investment income                (330,305)
-----------------------------------------------------------------------------
 Net increase from capital stock transactions                      8,666,225
-----------------------------------------------------------------------------
     Net increase in net assets                                    7,966,301
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of period                                                       -
-----------------------------------------------------------------------------
 End of period                                                    $7,966,301
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)                       $8,662,066
-----------------------------------------------------------------------------
 Undistributed net investment income (loss)                           (2,785)
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment
  securities                                                        (367,230)
-----------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of investment
  securities                                                        (325,750)
-----------------------------------------------------------------------------
                                                                  $7,966,301
=============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. High Yield Fund (the "Fund"). The Fund's investment objective is to achieve a high level of current income by investing primarily in publicly traded non-investment grade debt securities. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. The Fund commenced operations on May 1, 1998. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange (except convertible bonds) are valued at the last sales price on the exchange where principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices. Securities for which market quotations either are not


                           AIM V.I. HIGH YIELD FUND
   readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $4,159 and undistributed net investment income was increased by $4,159 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $247,108, which expires, if not previously utilized, through the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% of the first $200 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets of the next $300 million, plus 0.50% of the Fund's average daily net assets of the next $500 million, plus 0.45% of the Fund's average daily net assets in excess of $1 billion. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM waived fees and reimbursed expenses of $45,526.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the period May 1, 1998 (date operations commenced) through December 31, 1998, AIM was reimbursed $27,339 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the period May 1, 1998 (date operations commenced) through December
31, 1998, the Fund incurred legal fees of $1,697 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $655 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $655 during the period May 1, 1998 (date operations commenced) through December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period May 1, 1998 (date operations commenced) through December 31, 1998 was $9,741,226 and $1,711,250, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities           $ 152,901
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (478,651)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities  $(325,750)
===============================================================================

 Investments have the same cost for tax and financial statements.


                           AIM V.I. HIGH YIELD FUND

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the period May 1, 1998 (date operations commenced) through December 31, 1998 were as follows:

                                     SHARES     AMOUNT
                                     -------  ----------
Sold                                 910,186  $8,767,632
---------------------------------------------------------
Issued as reinvestment of dividends   37,577     330,305
---------------------------------------------------------
Reacquired                           (46,088)   (431,712)
---------------------------------------------------------
                                     901,675  $8,666,225
=========================================================

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during the period May 1, 1998 (date operations commenced) through December 31, 1998.

                                                                   1998
                                                                  ------
Net asset value, beginning of period                              $10.00
----------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.39
----------------------------------------------------------------------
  Net gains (losses) on securities (both realized and unrealized)  (1.15)
----------------------------------------------------------------------
   Total from investment operations                                (0.76)
----------------------------------------------------------------------
Less dividends from net investment income                          (0.40)
----------------------------------------------------------------------
Net asset value, end of period                                    $ 8.84
================================================================= ======
Total return(a)                                                    (7.61)%
================================================================= ======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000s omitted)                          $7,966
================================================================= ======
Ratio of expenses to average net assets(b)                          1.13%(c)
================================================================= ======
Ratio of net investment income to average net assets(d)             9.75%(c)
================================================================= ======
Portfolio turnover rate                                               39%
================================================================= ======

(a) Total return is not annualized.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.50% (annualized).
(c) Ratios are based on average net assets of $4,940,917.
(d) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 8.36% (annualized).


                            AIM V.I. HIGH YIELD FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. International Equity Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. International Equity Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 ------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999


                       AIM V.I. INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                                      MARKET
                                                          SHARES       VALUE

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 91.58%

ARGENTINA - 1.11%

Telefonica de Argentina S.A.-ADR (Telephone)              29,300 $    818,569
-----------------------------------------------------------------------------
YPF Sociedad Anonima-ADR (Oil-International
 Integrated)                                              65,900    1,841,081
-----------------------------------------------------------------------------
                                                                    2,659,650
-----------------------------------------------------------------------------

AUSTRALIA - 0.87%

AMP Ltd. (Insurance-Life/Health)(a)                      120,800    1,529,244
-----------------------------------------------------------------------------
Cable & Wireless Optus, Ltd. (Telephone)(a)              268,000      562,851
-----------------------------------------------------------------------------
                                                                    2,092,095
-----------------------------------------------------------------------------

BELGIUM - 3.25%

Barco N.V. (Manufacturing-Diversified)                     4,000    1,123,010
-----------------------------------------------------------------------------
Colruyt N.V. (Retail-Food Chains)                          2,600    2,167,294
-----------------------------------------------------------------------------
Delhaize-Le Lion, S.A. (Retail-Food & Drug)(a)            29,000    2,551,664
-----------------------------------------------------------------------------
UCB S.A. (Manufacturing-Diversified)                         320    1,963,531
-----------------------------------------------------------------------------
                                                                    7,805,499
-----------------------------------------------------------------------------

BRAZIL - 0.95%

Companhia Brasileira de Distribuicao Grupo Pao de
 Acucar-Pfd. (Retail-Food Chain)                          57,700      894,350
-----------------------------------------------------------------------------
Embratel Participacoes S.A. ADR (Telephone)(a)            14,100      196,519
-----------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Petrobras-Pfd. (Oil & Gas-
 Exploration & Production)                                 3,013      341,719
-----------------------------------------------------------------------------
Tele Celular Sul Participacoes S.A.
 (Telecommunications-Cellular/Wireless)(a)                 1,410       24,587
-----------------------------------------------------------------------------
Tele Centro Oeste Celular Participacoes S.A.
 (Telecommunication-Cellular/Wireless)(a)                      1            3
-----------------------------------------------------------------------------
Tele Centro Sul Participacoes S.A. (Telephone)(a)          2,820      117,911
-----------------------------------------------------------------------------
Tele Sudeste Celular Participacoes S.A.
 (Telecommunications-Cellular/Wireless)                    2,820       58,339
-----------------------------------------------------------------------------
Telecomunicacoes Brasileiras S.A.-ADR (Telephone)         14,100        1,542
-----------------------------------------------------------------------------
Telesp Celular Participacoes S.A.
 (Telecommunications-Cellular/Wireless)(a)                 5,640       98,700
-----------------------------------------------------------------------------
Telesp Celular S.A. (Telecommunications-
 Cellular/Wireless)(a)                                     5,500      241,763
-----------------------------------------------------------------------------
Telesp Participacoes S.A.-ADR (Telephone)                 14,100      311,963
-----------------------------------------------------------------------------
                                                                    2,287,396
-----------------------------------------------------------------------------

CANADA - 5.55%

ATI Technologies, Inc. (Computers-Hardware)(a)            43,100      491,565
-----------------------------------------------------------------------------
Bank of Montreal (Banks-Major Regional)                   35,000    1,411,438
-----------------------------------------------------------------------------
BCE Inc. (Telephone)                                      32,300    1,221,278
-----------------------------------------------------------------------------
Bombardier Inc. (Aerospace/Defense)                      137,600    1,978,562
-----------------------------------------------------------------------------

                                                                        MARKET
                                                             SHARES      VALUE
CANADA - (CONTINUED)

Canadian National Railway Co. (Railroads)                    9,000 $    466,874
-------------------------------------------------------------------------------
Imasco Ltd. (Manufacturing-Diversified)                     95,600    2,043,216
-------------------------------------------------------------------------------
Northern Telecom Ltd.-ADR (Communications Equipment)        10,917      547,215
-------------------------------------------------------------------------------
Royal Bank of Canada (Banks-Major Regional)                 32,500    1,626,062
-------------------------------------------------------------------------------
Suncor Energy, Inc. (Oil-International Integrated)          38,000    1,142,483
-------------------------------------------------------------------------------
Teleglobe, Inc. (Telecommunications)                        39,500    1,419,935
-------------------------------------------------------------------------------
Toronto-Dominion Bank (Banks-Regional)                      28,100      988,092
-------------------------------------------------------------------------------
                                                                     13,336,720
-------------------------------------------------------------------------------

CROATIA - 0.25%

Pliva DD - GDR (Health Care - Drugs-Major
 Pharmaceutical) (Acquired 05/13/98-05/20/98; Cost
 $604,917)(b)                                               36,000      597,600
-------------------------------------------------------------------------------

FINLAND - 1.81%

Nokia Oyj A.B.-Class A (Communications Equipment)           26,200    3,187,285
-------------------------------------------------------------------------------
Sonera Group Oyj (Telecommunications-
 Cellular/Wireless) (Acquired 11/10/98;
 Cost $700,547)(a)(b)                                       65,250    1,152,262
-------------------------------------------------------------------------------
                                                                      4,339,547
-------------------------------------------------------------------------------

FRANCE - 16.11%

Accor S.A. (Lodging-Hotels)                                  5,500    1,190,625
-------------------------------------------------------------------------------
Altran Technologies, S.A. (Services-Commercial &
 Consumer)                                                   3,900      940,549
-------------------------------------------------------------------------------
AXA S.A. (Insurance-Multi-Line)                             13,000    1,883,889
-------------------------------------------------------------------------------
Banque Nationale de Paris (Banks-Major Regional)            36,000    2,963,986
-------------------------------------------------------------------------------
Cap Gemini Sogeti S.A. (Computer-Software & Services)       20,800    3,337,973
-------------------------------------------------------------------------------
Danone (Foods)                                               8,000    2,290,008
-------------------------------------------------------------------------------
Elf Aquitaine S.A. (Oil & Gas-Refining & Marketing)         19,500    2,253,690
-------------------------------------------------------------------------------
Essilor International S.A. (Manufacturing-
 Specialized)                                                2,275      895,429
-------------------------------------------------------------------------------
Etablissements Economiques du Casino Guichard-
 Perrachon (Retail-Food Chains)(a)                          20,400    2,124,126
-------------------------------------------------------------------------------
Legrand S.A. (Housewares)                                    6,900    1,828,232
-------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Retail-General
 Merchandise)                                               17,800    3,401,091
-------------------------------------------------------------------------------
Promodes (Retail-Food Chains)                                3,650    2,653,833
-------------------------------------------------------------------------------
PSA Peugeot Citreon (Automobiles)                            7,000    1,083,281
-------------------------------------------------------------------------------
Renault S.A. (Automobiles)                                  49,000    2,200,376
-------------------------------------------------------------------------------
Rexal S.A. (Distributors-Food & Health)                     13,600    1,291,994
-------------------------------------------------------------------------------
Rhone-Poulenc-Class A (Chemicals-Diversified)               25,100    1,291,486
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                        MARKET
                                                             SHARES      VALUE
FRANCE - (CONTINUED)

Societe Generale (Banks-Major Regional)                      8,550 $  1,384,337
-------------------------------------------------------------------------------
Societe Television Francaise 1 (Broadcasting-
 Television, Radio & Cable)                                  6,600    1,174,881
-------------------------------------------------------------------------------
Suez Lyonnaise des Eaux (Manufacturing-Diversified)         11,600    2,382,467
-------------------------------------------------------------------------------
Total S.A.-Class B (Oil & Gas-Refining & Marketing)          9,500      961,982
-------------------------------------------------------------------------------
Valeo S.A. (Auto Parts & Equipment)                         15,000    1,181,859
-------------------------------------------------------------------------------
                                                                     38,716,094
-------------------------------------------------------------------------------

GERMANY - 5.13%

Allianz A.G. (Insurance-Multi-Line)                          7,600    2,786,606
-------------------------------------------------------------------------------
Bayerische Vereinsbank A.G. (Banks-Major Regional)          27,000    2,114,438
-------------------------------------------------------------------------------
BHF-Bank A.G. (Banks-Major Regional)                        15,000      603,097
-------------------------------------------------------------------------------
DaimlerChrysler A.G. (Automobiles)                          12,964    1,279,751
-------------------------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major Regional)                   38,500    1,617,259
-------------------------------------------------------------------------------
Karstadt A.G. (Retail-Department Stores)                     6,200    3,236,918
-------------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobiles)                                300      684,109
-------------------------------------------------------------------------------
                                                                     12,322,178
-------------------------------------------------------------------------------

HONG KONG - 1.73%

China Telecom Ltd. (Telecommunications-
 Cellular/Wireless)(a)                                     582,000    1,006,673
-------------------------------------------------------------------------------
Cosco Pacific Ltd. (Financial-Diversified)               2,444,000    1,017,400
-------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Retail-Food Chains)                242,000    1,710,253
-------------------------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)                                  460,000      412,671
-------------------------------------------------------------------------------
                                                                      4,146,997
-------------------------------------------------------------------------------

INDONESIA - 0.34%

Gulf Indonesia Resources Ltd. (Oil-International
 Integrated)(a)                                            127,400      828,100
-------------------------------------------------------------------------------

IRELAND - 1.95%

Allied Irish Banks PLC (Banks-Regional)                    176,500    3,144,447
-------------------------------------------------------------------------------
Bank of Ireland (Banks-Major Regional)                      70,500    1,543,049
-------------------------------------------------------------------------------
                                                                      4,687,496
-------------------------------------------------------------------------------

ITALY - 6.24%

Assicurazioni Generali (Insurance-Multi-Line)               49,100    2,049,918
-------------------------------------------------------------------------------
Banca Commerciale Italiana (Banks-Major Regional)          109,300      753,930
-------------------------------------------------------------------------------
Banca di Roma (Banks-Major Regional)(a)                    972,000    1,646,760
-------------------------------------------------------------------------------
Credito Italiano S.p.A. (Banks-Major Regional)             333,400    1,975,950
-------------------------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A. (Oil & Gas-Refining
 & Marketing)                                              189,000    1,235,070
-------------------------------------------------------------------------------
Olivetti S.p.A. (Telecommunications-
 Cellular/Wireless)(a)                                     378,000    1,315,121
-------------------------------------------------------------------------------
San Paolo-IMI S.p.A. (Banks-Major Regional)                122,160    2,158,330
-------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications-
 Cellular/Wireless)                                        271,000    2,000,484
-------------------------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)                          217,500    1,855,600
-------------------------------------------------------------------------------
                                                                     14,991,163
-------------------------------------------------------------------------------

                                                                        MARKET
                                                            SHARES       VALUE
JAPAN - 7.68%

Advantest Corp. (Electronics-Instrumentation)(a)            34,700 $  2,199,079
-------------------------------------------------------------------------------
Alps Electric Co., Ltd. (Electronics-Component
 Distributors)(a)                                           47,000      863,206
-------------------------------------------------------------------------------
Hoya Corp.(Manufacturing-Specialized)(a)                    17,000      827,580
-------------------------------------------------------------------------------
Matsushita Communication Industrial Co., Ltd.
 (Telephone)(a)                                             16,000      754,824
-------------------------------------------------------------------------------
Murata Manufacturing Co., Ltd. (Electronics-Component
 Distributors)                                              20,000      830,235
-------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. (Telephone)               1,500    1,157,727
-------------------------------------------------------------------------------
Nippon Television Network Corp. (Broadcasting-
 Television, Radio & Cable)                                  2,690      792,857
-------------------------------------------------------------------------------
NTT Data Corp. (Computers-Software & Services)(a)              365    1,812,400
-------------------------------------------------------------------------------
Okuma Corp. (Machine Tools)(a)                             205,000    1,066,915
-------------------------------------------------------------------------------
Omron Corp. (Electronics-Component Distributors)(a)         57,000      780,988
-------------------------------------------------------------------------------
SMC Corp. (Machinery-Diversified)                            5,900      471,039
-------------------------------------------------------------------------------
Sony Corp. (Electronics-Component Distributors)             16,800    1,223,792
-------------------------------------------------------------------------------
Takeda Chemical Industries (Health Care - Drugs-
 Generic & Other)                                           53,000    2,040,627
-------------------------------------------------------------------------------
TDK Corp. (Electrical Equipment)                            17,000    1,554,346
-------------------------------------------------------------------------------
Tokyo Electron Ltd. (Electronics-Semiconductors)(a)         55,000    2,088,423
-------------------------------------------------------------------------------
                                                                     18,464,038
-------------------------------------------------------------------------------

MEXICO - 2.11%

Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)          39,800      527,350
-------------------------------------------------------------------------------
Formento Economico Mexicano, S.A. de C.V.-Class B
 (Beverages-Alcoholic)                                      70,720    1,882,920
-------------------------------------------------------------------------------
Grupo Financiero Banamex Accival, S.A. de C.V.
 (Financial-Diversified)(a)                                767,000    1,005,622
-------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Beverages-
 Alcoholic)                                                387,000      818,955
-------------------------------------------------------------------------------
Grupo Televisa S.A.-GDR (Entertainment)(a)                  33,700      831,969
-------------------------------------------------------------------------------
                                                                      5,066,816
-------------------------------------------------------------------------------

NETHERLANDS - 6.94%

Getronics N.V. (Computers-Software & Services)              42,500    2,104,408
-------------------------------------------------------------------------------
Heineken N.V. (Beverages-Alcoholic)                         46,800    2,815,675
-------------------------------------------------------------------------------
IHC Caland N.V. (Manufacturing-Specialized)                 11,100      460,973
-------------------------------------------------------------------------------
Koninklijke Ahold N.V. (Retail-Food Chains)                 51,800    1,914,024
-------------------------------------------------------------------------------
Koninklijke Numico N.V. (Foods)                             26,000    1,238,952
-------------------------------------------------------------------------------
Laurus N.V. (Retail-General Merchandise)                    23,380      590,039
-------------------------------------------------------------------------------
Randstad Holdings N.V. (Services-Commercial &
 Consumer)                                                  13,000      699,074
-------------------------------------------------------------------------------
Vendex N.V. (Retail-General Merchandise)                    33,400      810,904
-------------------------------------------------------------------------------
Verenigde Nederlandse Uitgeversbedrijven Verenigd
 Bezit (Publishing)                                         90,100    3,396,380
-------------------------------------------------------------------------------
Wolters Kluwer N.V. (Specialty Printing)(a)                 12,350    2,642,014
-------------------------------------------------------------------------------
                                                                     16,672,443
-------------------------------------------------------------------------------


                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                       MARKET
                                                           SHARES       VALUE
NORWAY - 0.18%

Merkantildata A.S.A (Services-Commercial & Consumer)       44,000 $    434,371
------------------------------------------------------------------------------

PHILIPPINES - 0.30%

Philippine Long Distance Telephone Co.-ADR
 (Telephone)                                               11,600      300,875
------------------------------------------------------------------------------
Philippine Long Distance Telephone Co. (Telephone)         16,660      429,935
------------------------------------------------------------------------------
                                                                       730,810
------------------------------------------------------------------------------

PORTUGAL - 2.44%

Banco Comercial Portugues, S.A. (Banks-Major
 Regional)                                                 66,200    2,037,072
------------------------------------------------------------------------------
Electricidade de Portugal, S.A.-ADR (Electric
 Companies)                                                13,800      614,962
------------------------------------------------------------------------------
Electricidade de Portugal, S.A. (Electric Companies)       25,000      550,915
------------------------------------------------------------------------------
Portugal Telecom S.A. (Telephone)                          35,900    1,647,469
------------------------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
 (Telecommunications-Cellular/Wireless)                     5,000    1,022,980
------------------------------------------------------------------------------
                                                                     5,873,398
------------------------------------------------------------------------------

SINGAPORE - 0.24%

Keppel Corp. Ltd. (Engineering & Construction)(a)         217,000      581,472
------------------------------------------------------------------------------

SPAIN - 2.96%

Corp. Financiera Reunida, S.A. (Investment
 Management)(a)                                            49,400      742,372
------------------------------------------------------------------------------
Endesa S.A. (Electric Companies)                           49,200    1,302,119
------------------------------------------------------------------------------
Iberdrola S.A. (Electric Companies)                       148,000    2,765,820
------------------------------------------------------------------------------
Telefonica de Espana (Telephone)                           50,900    2,260,710
------------------------------------------------------------------------------
Telefonica de Espana-Rights, expiring 01/30/99
 (Telephone)                                               50,900       45,143
------------------------------------------------------------------------------
                                                                     7,116,164
------------------------------------------------------------------------------

SWEDEN - 1.09%

Hennes & Mauritz A.B.-Class B (Retail-Specialty-
 Apparel)                                                  21,494    1,752,343
------------------------------------------------------------------------------
WM-Data A.B. (Computers-Software & Services)               20,500      873,523
------------------------------------------------------------------------------
                                                                     2,625,866
------------------------------------------------------------------------------

SWITZERLAND - 4.35%

Adecco S.A. (Services-Commercial & Consumer)(a)             2,600    1,187,154
------------------------------------------------------------------------------
Julius Baer Holding A.G. (Banks-Major Regional)(a)            230      764,601
------------------------------------------------------------------------------
Nestle S.A. (Foods)                                           800    1,741,917
------------------------------------------------------------------------------
Novartis A.G. (Health Care-Diversified)                     1,380    2,713,370
------------------------------------------------------------------------------
UBS A.G. (Banks-Major Regional)                             7,107    2,184,062
------------------------------------------------------------------------------
Zurich Allied A.G. (Insurance-Multi-Line)(a)                2,500    1,851,515
------------------------------------------------------------------------------
                                                                    10,442,619
------------------------------------------------------------------------------

                                                                        MARKET
                                                           SHARES        VALUE
UNITED KINGDOM - 18.00%

Airtours PLC (Services-Commercial & Consumer)              135,450 $    859,898
-------------------------------------------------------------------------------
Bodycote International PLC (Chemicals-Specialty)            40,500      553,600
-------------------------------------------------------------------------------
British Aerospace PLC (Aerospace/Defense)                  226,200    1,915,321
-------------------------------------------------------------------------------
British Energy PLC (Electric Companies-Utilities)          219,000    2,502,198
-------------------------------------------------------------------------------
British Petroleum Co. PLC (Oil & Gas-Refining &
 Marketing)                                                113,800    1,697,390
-------------------------------------------------------------------------------
Cable & Wireless PLC (Telecommunications-
 Cellular/Wireless)                                        107,810    1,324,062
-------------------------------------------------------------------------------
Compass Group PLC (Services-Commercial & Consumer)         156,000    1,784,980
-------------------------------------------------------------------------------
EMAP PLC (Publishing)                                       93,100    1,779,313
-------------------------------------------------------------------------------
General Electric Co. PLC (Manufacturing-Diversified)       262,600    2,367,551
-------------------------------------------------------------------------------
GKN PLC (Manufacturing-Diversified)                        100,000    1,325,365
-------------------------------------------------------------------------------
Hays PLC (Services-Commercial & Consumer)                  278,800    2,444,106
-------------------------------------------------------------------------------
Kingfisher PLC (Retail-Department Stores)                  261,000    2,821,582
-------------------------------------------------------------------------------
Ladbroke Group PLC (Leisure Time-Products)                 234,000      939,156
-------------------------------------------------------------------------------
Logica PLC (Computer Software/Services)                     92,500      803,986
-------------------------------------------------------------------------------
Misys PLC (Services-Commercial & Consumer)                 127,500      927,558
-------------------------------------------------------------------------------
Orange PLC (Telecommunications)(a)                         172,000    1,996,640
-------------------------------------------------------------------------------
Pearson PLC (Specialty Printing)                           106,300    2,107,553
-------------------------------------------------------------------------------
Provident Financial PLC (Consumer Finance)                  89,543    1,316,982
-------------------------------------------------------------------------------
Railtrack Group PLC (Shipping)                              78,644    2,053,272
-------------------------------------------------------------------------------
Rentokil Initial PLC (Services-Commercial & Consumer)      375,000    2,823,152
-------------------------------------------------------------------------------
Seton Scholl Healthcare PLC (Healthcare-Medical
 Products & Supplies)(a)                                    42,000      586,318
-------------------------------------------------------------------------------
Somerfield PLC (Retail-Food Chains)                        145,000      968,720
-------------------------------------------------------------------------------
Stagecoach Holdings PLC (Shipping)                         145,000      576,534
-------------------------------------------------------------------------------
Unilever PLC (Foods)                                       208,000    2,329,850
-------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications-
 Cellular/Wireless)                                        185,000    3,000,726
-------------------------------------------------------------------------------
WPP Group PLC (Services-Advertising/ Marketing)            240,000    1,458,816
-------------------------------------------------------------------------------
                                                                     43,264,629
-------------------------------------------------------------------------------
  TOTAL FOREIGN STOCKS & OTHER EQUITY INTERESTS (Cost
   $163,998,293)                                                    220,083,161
-------------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                         PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
FOREIGN CONVERTIBLE BONDS - 0.43%

HONG KONG - 0.08%

Cosco Treasury Co. Ltd. (Financial -Diversified),
 Conv. Gtd. Bonds, 1.00%, 03/13/03                     $   246,000    $ 178,965
-------------------------------------------------------------------------------

UNITED KINGDOM - 0.35%

Airtours PLC (Services -
 Commercial & Consumer)(c),
 Conv. Sub. Notes, 5.75%, 01/05/04                 GBP     498,000      850,386
-------------------------------------------------------------------------------
  TOTAL FOREIGN CONVERTIBLE BONDS (Cost $995,959)                     1,029,351
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 7.46%(d)

Goldman, Sachs & Co., 4.40%, 01/04/99 (Cost
 $17,938,040)(e)                                        17,938,040   17,938,040
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.47%                                          239,050,552
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.53%                                 1,263,760
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                               $240,314,312
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of the these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities was $1,749,862 which at 12/31/98 represented 0.73% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/98 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.

Abbreviations:

ADR  - American Depositary Receipt
Conv.- Convertible
Deb. - Debentures
GBP  - British Pound Sterling
GDR. - Global Depositary Receipt
Gtd. - Guaranteed
Pfd. - Preferred
Sub. - Subordinated


See Notes to Financial Statements.


                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, at market value (cost $182,932,292)          $239,050,552
----------------------------------------------------------------------
Foreign currencies, at value (cost $963,811)                   982,733
----------------------------------------------------------------------
Receivables for:
 Capital stock sold                                             50,764
----------------------------------------------------------------------
 Investments sold                                              119,244
----------------------------------------------------------------------
 Dividends and interest                                        450,298
----------------------------------------------------------------------
Investment for deferred compensation plan                       23,005
----------------------------------------------------------------------
Other assets                                                       687
----------------------------------------------------------------------
  Total assets                                             240,677,283
----------------------------------------------------------------------

LIABILITIES:

Payables for:
 Capital stock reacquired                                      136,066
----------------------------------------------------------------------
 Deferred compensation plan                                     23,005
----------------------------------------------------------------------
Accrued advisory fees                                          148,393
----------------------------------------------------------------------
Accrued directors' fees                                            397
----------------------------------------------------------------------
Accrued operating expenses                                      55,110
----------------------------------------------------------------------
  Total liabilities                                            362,971
----------------------------------------------------------------------
Net assets applicable to shares outstanding               $240,314,312
======================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                250,000,000
----------------------------------------------------------------------
 Outstanding                                                12,249,573
======================================================================

Net asset value, offering and redemption price per share        $19.62
======================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Dividends (net of $426,044 foreign withholding tax)          $ 3,026,033
-------------------------------------------------------------------------
Interest                                                         937,102
-------------------------------------------------------------------------
  Total investment income                                      3,963,135
-------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                  1,744,127
-------------------------------------------------------------------------
Administrative services fees                                      68,587
-------------------------------------------------------------------------
Custodian fees                                                   220,051
-------------------------------------------------------------------------
Directors' fees and expenses                                       8,867
-------------------------------------------------------------------------
Other                                                             70,591
-------------------------------------------------------------------------
  Total expenses                                               2,112,223
-------------------------------------------------------------------------
Less: Expenses paid indirectly                                    (1,417)
-------------------------------------------------------------------------
  Net expenses                                                 2,110,806
-------------------------------------------------------------------------
Net investment income                                          1,852,329
-------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
 FOREIGN CURRENCIES:

Net realized gain from:
 Investment securities                                        12,331,648
-------------------------------------------------------------------------
 Foreign currencies                                              929,906
-------------------------------------------------------------------------
                                                              13,261,554
-------------------------------------------------------------------------
Net unrealized appreciation of:
 Investment securities                                        15,897,320
-------------------------------------------------------------------------
 Foreign currencies                                               72,349
-------------------------------------------------------------------------
                                                              15,969,669
-------------------------------------------------------------------------
 Net gain from investment securities and foreign currencies   29,231,223
-------------------------------------------------------------------------
Net increase in net assets resulting from operations         $31,083,552
=========================================================================

See Notes to Financial Statements.


                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 1998 and 1997

                                                      1998          1997
                                                  ------------  ------------
OPERATIONS:

 Net investment income                            $  1,852,329  $  1,372,766
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities and foreign currencies                 13,261,554      (743,433)
-----------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities and foreign currencies                 15,969,669    11,878,346
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                       31,083,552    12,507,679
-----------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                             (1,910,166)     (955,397)
-----------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                                      --    (3,362,028)
-----------------------------------------------------------------------------
Net increase from capital stock transactions           118,341    37,094,253
-----------------------------------------------------------------------------
  Net increase in net assets                        29,291,727    45,284,507
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                 211,022,585   165,738,078
-----------------------------------------------------------------------------
 End of year                                      $240,314,312  $211,022,585
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)       $170,399,034  $170,283,064
-----------------------------------------------------------------------------
 Undistributed net investment income                 1,934,360     1,134,854
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and foreign currencies      11,825,802      (580,780)
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currencies                            56,155,116    40,185,447
-----------------------------------------------------------------------------
                                                  $240,314,312  $211,022,585
=============================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM V.I. International Equity Fund (the "Fund"). The Fund's investment objective is to seek to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.

A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the


                      AIM V.I. INTERNATIONAL EQUITY FUND
   supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
C. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
E. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. On December 31, 1998, undistributed income was increased by $857,343, undistributed net realized gains decreased by $854,972 and paid-in-capital decreased by $2,371 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $68,587 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $2,525 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
The Fund received reductions in custodian fees of $1,417 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $1,417 during the year ended December 31, 1998.

NOTE 4 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 1998 was $162,175,992 and $169,568,442, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $60,248,789
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (5,508,109)
--------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $54,740,680
==========================================================================

 Cost of investments for tax purposes is $184,309,872.

NOTE 6 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                    1998                     1997
                           -----------------------  ------------------------
                             SHARES      AMOUNT       SHARES       AMOUNT
                           ----------  -----------  ----------  ------------
Sold                        2,410,075  $46,643,002   2,963,552  $ 50,938,182
-----------------------------------------------------------------------------
Issued as reinvestment of
 distributions                101,067    1,910,166     257,449     4,317,425
-----------------------------------------------------------------------------
Reacquired                 (2,581,125) (48,434,827) (1,031,143)  (18,161,354)
-----------------------------------------------------------------------------
                              (69,983) $   118,341   2,189,858  $ 37,094,253
=============================================================================

                      AIM V.I. INTERNATIONAL EQUITY FUND

NOTE 7 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                     DECEMBER 31,                        JANUARY 31,
                          ----------------------------------------     -------------------
                            1998         1997      1996     1995        1995        1994
                          --------     --------  --------  -------     -------     -------
Net asset value,
 beginning of period      $  17.13     $  16.36  $  13.66  $ 11.03     $ 12.49     $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income       0.15         0.10      0.07     0.07        0.06          --
--------------------------------------------------------------------------------------------------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                2.50         1.03      2.67     2.58       (1.49)       2.49
--------------------------------------------------------------------------------------------------
   Total from investment
    operations                2.65         1.13      2.74     2.65       (1.43)       2.49
--------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
   investment income         (0.16)       (0.08)    (0.04)   (0.02)      (0.03)         --
--------------------------------------------------------------------------------------------------
  Distributions from net
   realized gains               --        (0.28)       --       --          --          --
--------------------------------------------------------------------------------------------------
   Total distributions       (0.16)       (0.36)    (0.04)   (0.02)      (0.03)         --
--------------------------------------------------------------------------------------------------
Net asset value, end of
 period                   $  19.62     $  17.13  $  16.36  $ 13.66     $ 11.03     $ 12.49
==================================================================================================
Total return(a)              15.49%        6.94%    20.05%   24.04%     (11.48)%     24.90%
==================================================================================================

Ratios/supplemental  data:

Net assets, end of
 period (000s omitted)    $240,314     $211,023  $165,738  $82,257     $55,019     $23,533
==================================================================================================
Ratio of expenses to
 average net assets           0.91%(b)     0.93%     0.96%    1.15%(c)    1.27%(d)    1.98%(c)(d)
==================================================================================================
Ratio of net investment
 income (loss) to
 average net assets           0.80%(b)     0.68%     0.78%    0.75%(c)    0.60%(e)   (0.15)%(c)(e)
==================================================================================================
Portfolio turnover rate         76%          57%       59%      67%         64%         26%
==================================================================================================

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $232,550,286
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.28% and 3.06% (annualized), for January 1995 and 1994 respectively.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 0.59% and (1.23)% (annualized), for January 1995 and 1994 respectively.


                      AIM V.I. INTERNATIONAL EQUITY FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Money Market Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Money Market Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 ------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999


                           AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                    PAR
                                                   (000)     VALUE
COMMERCIAL PAPER - 42.60%(a)

ASSET-BACKED SECURITIES - MULTI-PURPOSE - 22.50%

Bavaria TRR Corp.
 5.20%, 03/02/99                                  $ 2,000 $ 1,982,667
---------------------------------------------------------------------
Clipper Receivables Corp.
 5.75%, 01/08/99                                    3,000   2,996,646
---------------------------------------------------------------------
Edison Asset Securitization, LLC
 5.30%, 01/29/99                                    3,000   2,987,634
---------------------------------------------------------------------
Falcon Asset Securitization Corp.
 5.28%, 01/19/99                                      500     498,680
---------------------------------------------------------------------
Mont Blanc Capital Corp.
 5.20%, 01/13/99                                    2,000   1,996,533
---------------------------------------------------------------------
Monte Rosa Capital Corp.
 5.32%, 01/21/99                                    1,000     997,045
---------------------------------------------------------------------
Preferred Receivables Funding Corp.
 5.25%, 03/11/99                                    2,000   1,979,875
---------------------------------------------------------------------
 5.06%, 04/21/99                                    1,000     984,539
---------------------------------------------------------------------
                                                           14,423,619
---------------------------------------------------------------------

ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 6.21%

Corporate Asset Funding Co.
 5.20%, 02/17/99                                    1,000     993,211
---------------------------------------------------------------------
Delaware Funding Corp.
 5.45%, 01/11/99                                    2,000   1,996,972
---------------------------------------------------------------------
 5.15%, 03/11/99                                    1,000     990,129
---------------------------------------------------------------------
                                                            3,980,312
---------------------------------------------------------------------

BANKS - DOMESTIC - 3.10%

First Chicago Financial Corp.
 5.26%, 02/19/99                                    2,000   1,985,681
---------------------------------------------------------------------

FINANCE - MULTIPLE INDUSTRY - 3.08%

General Electric Capital Corp.
 5.05%, 04/06/99                                    2,000   1,973,347
---------------------------------------------------------------------

HOUSEHOLD PRODUCTS - 4.61%

Colgate-Palmolive Co.
 4.85%, 04/22/99                                    3,000   2,955,138
---------------------------------------------------------------------

INSURANCE (LIFE) - 1.56%

Hancock (John) Capital Corp.
 5.35%, 01/22/99                                    1,000     996,879
---------------------------------------------------------------------

INSURANCE (OTHER) - 1.54%

Marsh & McLennan Companies, Inc.
 5.10%, 03/22/99                                    1,000     988,667
---------------------------------------------------------------------
   Total Commercial Paper (Cost $27,303,643)               27,303,643
---------------------------------------------------------------------


                                                        PAR
                                                       (000)     VALUE


CORPORATE NOTES - 1.56%

AUTOMOBILE - 1.56%

Ford Motor Credit Co.
 5.625%, 01/15/99 (Cost $1,000,070)                   $ 1,000 $ 1,000,070
----------------------------------------------------------------------------

MASTER NOTE AGREEMENTS - 12.48%(b)

Citicorp Securities, Inc.
 5.75%, 01/25/99(c)                                     2,000   2,000,000
----------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc.
 5.78%, 08/16/99(d)                                     3,000   3,000,000
----------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
 5.60%, 05/24/99(e)                                     3,000   3,000,000
----------------------------------------------------------------------------
   Total Master Note Agreements
    (Cost $8,000,000)                                           8,000,000
----------------------------------------------------------------------------

TIME DEPOSITS - 4.68%

BANKS - FOREIGN - 4.68%

Credit Communal de Belgique
 5.125%, 01/04/99 (Cost $3,000,000)                     3,000   3,000,000
----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES - 3.12%

Federal National Mortgage Association
 4.696%, 06/02/99(f) (Cost $2,000,000)                  2,000   2,000,000
----------------------------------------------------------------------------
   Total Investments, excluding Repurchase Agreements          41,303,713
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 35.39%(g)

Bear, Stearns & Co., Inc.,
 4.85%(h)                                               3,000   3,000,000
----------------------------------------------------------------------------
J.P. Morgan Securities, Inc.,
 4.75%, 01/04/99(i)                                    15,000  15,000,000
----------------------------------------------------------------------------
SBC Warburg Dillon Read Securities, Inc.,
 4.75%, 01/04/99(j)                                     4,677   4,676,787
----------------------------------------------------------------------------
   Total Repurchase Agreements
    (Cost $22,676,787)                                         22,676,787
----------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.83%                                     63,980,500(k)
----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 0.17%                             109,823
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $64,090,323
============================================================================

                           AIM V.I. MONEY MARKET FUND

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain nonregistered investment companies managed by the investment advisor or its affiliates.
(c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 3 business days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/98.
(d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 2 days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/98.
(e) Master Note Purchase Agreement may be terminated by either party upon 3 business days' prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/98.
(f) Interest rates are redetermined weekly. Rate shown is the rate in effect on 12/31/98.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Open joint repurchase agreement entered into 12/31/98. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $354,763,000 U.S. Government obligations, 0% to 8.65% due 01/15/99 to 06/11/18 with an aggregate market value at 12/31/98 of $360,262,932.
(i) Joint repurchase agreement entered into 12/31/98 with a maturing value of $500,263,889. Collateralized by $606,702,000 U.S. Government obligations, 0% to 7.55% due 01/04/99 to 10/03/22 with an aggregate market value at 12/31/98 of $510,001,764.
(j) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.
(k) Also represents cost for federal income tax purposes.



See Notes to Financial Statements.


                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

ASSETS:

Investments, excluding repurchase agreements, at value (cost
 $41,303,713)                                                 $ 41,303,713
--------------------------------------------------------------------------
Repurchase agreements (cost $22,676,787)                        22,676,787
--------------------------------------------------------------------------
Receivables for:
  Capital stock sold                                                78,786
--------------------------------------------------------------------------
  Interest receivable                                               71,601
--------------------------------------------------------------------------
Investment for deferred compensation plan                           22,139
--------------------------------------------------------------------------
Other assets                                                           385
--------------------------------------------------------------------------
    Total assets                                                64,153,411
--------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                                              80
--------------------------------------------------------------------------
  Deferred compensation plan                                        22,139
--------------------------------------------------------------------------
Accrued advisory fees                                               21,659
--------------------------------------------------------------------------
Accrued directors' fees                                                293
--------------------------------------------------------------------------
Accrued operating expenses                                          18,917
--------------------------------------------------------------------------
    Total liabilities                                               63,088
--------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $ 64,090,323
==========================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

  Authorized                                                   250,000,000
--------------------------------------------------------------------------
  Outstanding                                                   64,090,266
==========================================================================
Net asset value, offering and redemption price per share      $       1.00
==========================================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 1998

INVESTMENT INCOME:

Interest                                              $3,483,093
----------------------------------------------------------------

EXPENSES:

Advisory fees                                            252,407
----------------------------------------------------------------
Administrative services fees                              36,480
----------------------------------------------------------------
Custodian fees                                            26,470
----------------------------------------------------------------
Directors' fees and expenses                               8,885
----------------------------------------------------------------
Other                                                     43,075
----------------------------------------------------------------
   Total expenses                                        367,317
----------------------------------------------------------------
Net investment income                                  3,115,776
----------------------------------------------------------------
Net increase in net assets resulting from operations  $3,115,776
================================================================

See Notes to Financial Statements.


                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                     1998         1997
                                                  -----------  -----------
OPERATIONS:

  Net investment income                           $ 3,115,776  $ 3,190,054
---------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      3,115,776    3,190,054
---------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                            (3,115,776)  (3,190,054)
---------------------------------------------------------------------------
Net increase (decrease) from capital stock
 transactions                                       5,455,702   (4,894,872)
---------------------------------------------------------------------------
   Net increase (decrease) in net assets            5,455,702   (4,894,872)
---------------------------------------------------------------------------

NET ASSETS:

  Beginning of year                                58,634,621   63,529,493
---------------------------------------------------------------------------
  End of year                                     $64,090,323  $58,634,621
===========================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)      $64,090,266  $58,634,564
---------------------------------------------------------------------------
  Undistributed net realized gain from investment
   securities                                              57           57
---------------------------------------------------------------------------
                                                  $64,090,323  $58,634,621
===========================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Money Market Fund (the "Fund"). The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are declared and paid daily.
C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% of the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing


                          AIM V.I. MONEY MARKET FUND
accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $36,480 for such services.

 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.

 Certain officers and directors of the Company are officers of AIM and AIM Distributors.

 During the year ended December 31, 1998, the Fund incurred legal fees of $3,548 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                  1998                       1997
                        -------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        -----------  ------------  -----------  ------------
Sold                    100,181,770  $100,181,770   88,948,357  $ 88,948,357
----------------------  -----------  ------------  -----------  ------------
Issued as reinvestment
 of dividends             3,115,776     3,115,776    3,190,054     3,190,054
----------------------  -----------  ------------  -----------  ------------
Reacquired              (97,841,844)  (97,841,844) (97,033,283)  (97,033,283)
----------------------  -----------  ------------  -----------  ------------
                          5,455,702  $  5,455,702   (4,894,872) $ (4,894,872)
                        ===========  ============  ===========  ============

NOTE 5 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                  DECEMBER 31,                       JANUARY 31,
                         -------------------------------------     -------------------
                          1998        1997     1996     1995        1995        1994
                         -------     -------  -------  -------     -------     -------
Net asset value,
 beginning of period     $  1.00     $  1.00  $  1.00  $  1.00     $  1.00     $  1.00
-----------------------  -------     -------  -------  -------     -------     -------
Income from investment
 operations:
 Net investment income      0.05        0.05     0.05     0.05        0.04        0.02
-----------------------  -------     -------  -------  -------     -------     -------
Less distributions:
 Dividends from net
  investment income        (0.05)      (0.05)   (0.05)   (0.05)      (0.04)      (0.02)
-----------------------  -------     -------  -------  -------     -------     -------
Net asset value, end of
 period                  $  1.00     $  1.00  $  1.00  $  1.00     $  1.00     $  1.00
=======================  =======     =======  =======  =======     =======     =======
Total return                5.06%       5.14%    4.97%    5.69%(a)    3.98%       2.27%(a)
=======================  =======     =======  =======  =======     =======     =======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of
 period (000s omitted)   $64,090     $58,635  $63,529  $65,506     $31,017     $13,891
=======================  =======     =======  =======  =======     =======     =======
Ratio of expenses to
 average net assets         0.58%(b)    0.59%    0.55%    0.53%(a)    0.63%(c)    0.95%(a)(d)
=======================  =======     =======  =======  =======     =======     =======
Ratio of net investment
 income to average net
 assets                     4.94%(b)    5.01%    4.84%    5.40%(a)    4.14%(c)    2.29%(a)(d)
=======================  =======     =======  =======  =======     =======     =======

(a) Annualized.
(b) Ratios are based on average daily net assets of $63,101,740.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 0.70% and 4.07%, respectively.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.53% (annualized) and 1.70% (annualized), respectively.


                          AIM V.I. MONEY MARKET FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors
AIM Variable Insurance Funds, Inc.

We have audited the accompanying statement of assets and liabilities of AIM V.I. Value Fund, a series of shares of common stock of AIM Variable Insurance Funds, Inc. including the schedule of investments as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Value Fund, as of December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, the eleven month period ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994 in conformity with generally accepted accounting principles.

                                 /s/ TAIT, WELLER & BAKER
                                 ------------------------------
                                 TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 3, 1999


                              AIM V.I. VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 1998

                                                        MARKET
                                           SHARES       VALUE

DOMESTIC COMMON STOCKS - 85.50%

AIRLINES - 0.38%

Continental Airlines, Inc.(a)               136,900 $    4,586,150
------------------------------------------------------------------

AUTOMOBILES - 0.21%

Ford Motor Co.                               44,000      2,582,250
------------------------------------------------------------------

BANKS (MONEY CENTER) - 1.55%

Chase Manhattan Corp. (The)                 278,000     18,921,375
------------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE) - 4.68%

Comcast Corp.-Class A                       105,000      6,162,188
------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)         400,000     27,650,000
------------------------------------------------------------------
MediaOne Group, Inc.(a)                     497,500     23,382,500
------------------------------------------------------------------
                                                        57,194,688
------------------------------------------------------------------

BUILDING MATERIALS - 0.48%

Masco Corp.                                 205,000      5,893,750
------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT - 1.05%

Comverse Technology, Inc.(a)                120,000      8,520,000
------------------------------------------------------------------
Lucent Technologies, Inc.                    39,000      4,290,000
------------------------------------------------------------------
                                                        12,810,000
------------------------------------------------------------------

COMPUTERS (HARDWARE) - 3.23%

Dell Computer Corp.(a)                      245,000     17,930,938
------------------------------------------------------------------
International Business Machines Corp.        46,000      8,498,500
------------------------------------------------------------------
Sun Microsystems, Inc.(a)                   152,000     13,015,001
------------------------------------------------------------------
                                                        39,444,439
------------------------------------------------------------------

COMPUTERS (NETWORKING) - 1.64%

Cisco Systems, Inc.(a)                      216,000     20,047,500
------------------------------------------------------------------

COMPUTERS (PERIPHERALS) - 0.98%

EMC Corp.(a)                                104,000      8,840,000
------------------------------------------------------------------
Lexmark International Group, Inc.(a)         31,000      3,115,500
------------------------------------------------------------------
                                                        11,955,500
------------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES) - 6.87%

BMC Software, Inc.(a)                       365,000     16,265,313
------------------------------------------------------------------
Computer Sciences Corp.(a)                  190,000     12,243,125
------------------------------------------------------------------
Microsoft Corp.(a)                          188,000     26,073,251
------------------------------------------------------------------
Sterling Commerce, Inc.(a)                  153,000      6,885,000
------------------------------------------------------------------
Unisys Corp.(a)                             655,000     22,556,563
------------------------------------------------------------------
                                                        84,023,252
------------------------------------------------------------------

CONSUMER FINANCE - 1.05%

MBNA Corp.                                  122,000      3,042,375
------------------------------------------------------------------
Providian Financial Corp.                   130,500      9,787,500
------------------------------------------------------------------
                                                        12,829,875
------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE

DISTRIBUTORS (FOOD & HEALTH) - 0.07%

Cardinal Health, Inc.                            10,650 $      808,069
----------------------------------------------------------------------

ELECTRIC COMPANIES - 0.11%

Wisconsin Energy Corp.                           43,600      1,370,675
----------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.75%

General Electric Co.                            209,000     21,331,063
----------------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION) - 0.11%

Waters Corp.(a)                                  15,900      1,387,275
----------------------------------------------------------------------

ENTERTAINMENT - 3.05%

Time Warner, Inc.                               600,000     37,237,500
----------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 6.77%

Ambac Financial Group, Inc.                      73,000      4,393,687
----------------------------------------------------------------------
American Express Co.                             98,000     10,020,500
----------------------------------------------------------------------
American General Corp.                           85,000      6,630,000
----------------------------------------------------------------------
Associates First Capital Corp.-Class A          370,000     15,678,750
----------------------------------------------------------------------
Citigroup, Inc.                                  93,000      4,603,500
----------------------------------------------------------------------
Fannie Mae                                      245,000     18,130,000
----------------------------------------------------------------------
Freddie Mac                                     324,000     20,877,750
----------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.      35,000      2,485,000
----------------------------------------------------------------------
                                                            82,819,187
----------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 1.81%

Bristol-Myers Squibb Co.                        142,000     19,001,376
----------------------------------------------------------------------
Warner-Lambert Co.                               41,000      3,082,688
----------------------------------------------------------------------
                                                            22,084,064
----------------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.33%

Watson Pharmaceuticals, Inc.(a)                  64,200      4,036,575
----------------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 4.05%

Merck & Co., Inc.                                72,000     10,633,500
----------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                        685,000     38,788,125
----------------------------------------------------------------------
                                                            49,421,625
----------------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 4.97%

Allegiance Corp.                                 77,000      3,590,125
----------------------------------------------------------------------
Guidant Corp.                                   455,000     50,163,750
----------------------------------------------------------------------
Medtronic, Inc.                                  93,700      6,957,225
----------------------------------------------------------------------
                                                            60,711,100
----------------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES) - 0.52%

Alza Corp.(a)                                   122,500      6,400,625
----------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                              MARKET
                                                 SHARES       VALUE

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.08%

Colgate-Palmolive Co.                             273,000 $   25,354,875
------------------------------------------------------------------------

INSURANCE (LIFE/HEALTH) - 0.32%

Provident Companies, Inc.                          95,000      3,942,500
------------------------------------------------------------------------

INSURANCE (MULTI-LINE) - 4.34%

Ace, Ltd.                                         163,000      5,613,313
------------------------------------------------------------------------
American International Group, Inc.                430,000     41,548,750
------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     107,500      5,899,063
------------------------------------------------------------------------
                                                              53,061,126
------------------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY) - 2.10%

Allstate Corp. (The)                              179,500      6,933,187
------------------------------------------------------------------------
EXEL Ltd.-Class A                                 145,000     10,875,000
------------------------------------------------------------------------
Progressive Corp.                                  46,000      7,791,250
------------------------------------------------------------------------
                                                              25,599,437
------------------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE - 0.22%

Merrill Lynch & Co., Inc.(b)                       40,000      2,670,000
------------------------------------------------------------------------

LODGING-HOTELS - 2.19%

Carnival Corp.                                    412,400     19,795,200
------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                      187,500      6,937,500
------------------------------------------------------------------------
                                                              26,732,700
------------------------------------------------------------------------

MANUFACTURING (DIVERSIFIED) - 1.62%

Tyco International Ltd.                           262,000     19,764,624
------------------------------------------------------------------------

NATURAL GAS - 1.00%

El Paso Energy Corp.                               85,000      2,959,062
------------------------------------------------------------------------
Enron Corp.                                       111,000      6,333,937
------------------------------------------------------------------------
Williams Companies, Inc. (The)                     92,000      2,869,250
------------------------------------------------------------------------
                                                              12,162,249
------------------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED) - 0.25%

Amoco Corp.                                        50,000      3,018,750
------------------------------------------------------------------------

PERSONAL CARE - 1.07%

Avon Products, Inc.                               295,000     13,053,750
------------------------------------------------------------------------

PHOTOGRAPHY/IMAGING - 1.74%

Xerox Corp.                                       180,000     21,240,000
------------------------------------------------------------------------

PUBLISHING - 0.32%

Dow Jones & Co., Inc.                              82,000      3,946,250
------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 0.26%

New York Times Co.-Class A (The)                   90,000      3,121,875
------------------------------------------------------------------------

RAILROADS - 0.27%

Kansas City Southern Industries, Inc.              66,000      3,246,375
------------------------------------------------------------------------

RETAIL (BUILDING SUPPLIES) - 0.83%

Lowe's Companies, Inc.                            198,000     10,135,125
------------------------------------------------------------------------

RETAIL (DEPARTMENT STORES) - 0.21%

Federated Department Stores, Inc.(a)               58,000      2,526,625
------------------------------------------------------------------------

                                                                    MARKET
                                                       SHARES       VALUE

RETAIL (FOOD CHAINS) - 2.09%

Albertson's, Inc.                                        30,000 $    1,910,624
------------------------------------------------------------------------------
Kroger Co.(a)                                           200,000     12,100,000
------------------------------------------------------------------------------
Safeway, Inc.(a)                                        188,000     11,456,249
------------------------------------------------------------------------------
                                                                    25,466,873
------------------------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE) - 5.17%

Costco Companies, Inc.(a)                               205,000     14,798,437
------------------------------------------------------------------------------
Dayton Hudson Corp.                                     432,000     23,436,000
------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   307,600     25,050,174
------------------------------------------------------------------------------
                                                                    63,284,611
------------------------------------------------------------------------------

SERVICES (ADVERTISING/MARKETING) - 1.61%

Omnicom Group, Inc.                                     340,000     19,720,000
------------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 0.34%

Stewart Enterprises, Inc.-Class A                       187,000      4,160,750
------------------------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS) - 0.63%

SunGard Data Systems, Inc.(a)                           195,300      7,750,969
------------------------------------------------------------------------------

SERVICES (DATA PROCESSING) - 0.36%

Ceridian Corp.(a)                                        25,000      1,745,313
------------------------------------------------------------------------------
Equifax, Inc.                                            78,000      2,666,625
------------------------------------------------------------------------------
                                                                     4,411,938
------------------------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS) - 1.61%

AirTouch Communications, Inc.(a)                        272,000     19,617,999
------------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 4.86%

MCI WorldCom, Inc.(a)                                   827,413     59,366,882
------------------------------------------------------------------------------

TELEPHONE - 1.36%

BellSouth Corp.                                         192,000      9,576,000
------------------------------------------------------------------------------
SBC Communications, Inc.                                131,000      7,024,875
------------------------------------------------------------------------------
                                                                    16,600,875
------------------------------------------------------------------------------

TOBACCO - 1.09%

Philip Morris Companies, Inc.                           248,000     13,268,000
------------------------------------------------------------------------------

WASTE MANAGEMENT - 1.90%

Waste Management, Inc.                                  496,998     23,172,532
------------------------------------------------------------------------------
  Total Domestic Common Stocks (Cost $733,092,819)               1,044,294,227
------------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 4.67%

CANADA - 0.40%

Royal Bank of Canada (Banks-Major Regional)              97,000      4,853,170
------------------------------------------------------------------------------

FINLAND - 3.56%

Nokia Oyj A.B.-Class A (Communications Equipment)         1,000        121,652
------------------------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR (Communications
 Equipment)                                             360,000     43,357,500
------------------------------------------------------------------------------
                                                                    43,479,152
------------------------------------------------------------------------------

SWEDEN - 0.25%

Telefonaktiebolaget LM Ericsson-ADR (Communications
 Equipment)                                             130,000      3,111,875
------------------------------------------------------------------------------

                              AIM V.I. VALUE FUND

                                                                     MARKET
                                                       SHARES        VALUE

UNITED KINGDOM - 0.46%

British Petroleum Co. PLC-ADR (Oil-International
 Integrated)                                              32,500 $    2,912,813
--------------------------------------------------------------------------------
WPP Group PLC (Services-Advertising/Marketing)           440,000      2,674,495
--------------------------------------------------------------------------------
                                                                      5,587,308
--------------------------------------------------------------------------------
  Total Foreign Stocks & Other Equity Interests
   (Cost $37,148,648)                                                57,031,505
--------------------------------------------------------------------------------
  Total Investments, excluding repurchase agreements
   (Cost $770,241,467)                                            1,101,325,732
--------------------------------------------------------------------------------
                                                      PRINCIPAL
                                                       AMOUNT
REPURCHASE AGREEMENTS - 10.83%(c)

Goldman Sachs & Co., 4.40%, 01/04/99(d)              $77,768,447     77,768,447
--------------------------------------------------------------------------------
J.P. Morgan Securities Inc., 4.75%, 01/04/99(e)       54,514,006     54,514,006
--------------------------------------------------------------------------------
  Total Repurchase Agreements (Cost $132,282,453)                   132,282,453
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.00%                                       1,233,608,185
--------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.00%)                             (12,224,640)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.00%                                       $1,221,383,545
================================================================================

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 12/3198 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations, 0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.
(e) Joint repurchase agreement entered into 12/31/98 with a maturing value of $500,263,889. Collateralized by $606,702,000 U.S. Government obligations, 0% to 7.55% due 01/04/99 to 10/03/22 with an aggregate market value at 12/31/98 of $510,001,764.

Abbreviation:

ADR - American Depositary Receipt


See Notes to Financial Statements.


                              AIM V.I. VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1998

ASSETS:

Investments, excluding repurchase agreements, at market
 value (cost $770,241,467)                                $1,101,325,732
------------------------------------------------------------------------
Repurchase Agreements (cost $132,282,453)                    132,282,453
------------------------------------------------------------------------
Receivables for:
 Investments sold                                              2,519,615
------------------------------------------------------------------------
 Capital stock sold                                            1,390,091
------------------------------------------------------------------------
 Dividends and interest                                          499,599
------------------------------------------------------------------------
 Forward currency contracts                                      348,763
------------------------------------------------------------------------
Investment for deferred compensation plan                         26,193
------------------------------------------------------------------------
Other assets                                                      18,530
------------------------------------------------------------------------
  Total assets                                             1,238,410,976
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        15,933,766
------------------------------------------------------------------------
 Fund shares reacquired                                          238,496
------------------------------------------------------------------------
 Forward currency contracts                                       24,155
------------------------------------------------------------------------
 Deferred compensation                                            26,193
------------------------------------------------------------------------
Options written (premiums received $83,771)                       76,250
------------------------------------------------------------------------
Accrued advisory fees                                            592,834
------------------------------------------------------------------------
Accrued directors' fees                                              200
------------------------------------------------------------------------
Accrued operating expenses                                       135,537
------------------------------------------------------------------------
  Total liabilities                                           17,027,431
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $1,221,383,545
========================================================================

CAPITAL SHARES, $0.001 PAR VALUE PER SHARE:

 Authorized                                                  250,000,000
------------------------------------------------------------------------
 Outstanding                                                  46,535,623
========================================================================
Net asset value, offering and redemption price per share          $26.25
========================================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1998

INVESTMENT INCOME:

Dividends (net of $166,301 foreign withholding tax)               $  7,033,962
-------------------------------------------------------------------------------
Interest                                                             5,125,076
-------------------------------------------------------------------------------
   Total investment income                                          12,159,038
-------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                        5,570,566
-------------------------------------------------------------------------------
Administrative services fees                                           191,309
-------------------------------------------------------------------------------
Custodian fees                                                          93,826
-------------------------------------------------------------------------------
Directors' fees and expenses                                            14,121
-------------------------------------------------------------------------------
Other                                                                  108,257
-------------------------------------------------------------------------------
   Total expenses                                                    5,978,079
-------------------------------------------------------------------------------
Less: Expenses paid indirectly                                          (3,727)
-------------------------------------------------------------------------------
   Net expenses                                                      5,974,352
-------------------------------------------------------------------------------
Net investment income                                                6,184,686
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FORWARD CURRENCY CONTRACTS, FUTURES AND
 OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                             35,892,808
-------------------------------------------------------------------------------
  Foreign currencies                                                    54,577
-------------------------------------------------------------------------------
  Forward currency contracts                                        (2,231,868)
-------------------------------------------------------------------------------
  Futures contracts                                                 (2,938,668)
-------------------------------------------------------------------------------
  Option contracts                                                    (301,361)
-------------------------------------------------------------------------------
                                                                    30,475,488
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                                            229,992,325
-------------------------------------------------------------------------------
  Foreign currencies                                                    10,564
-------------------------------------------------------------------------------
  Forward currency contracts                                           324,688
-------------------------------------------------------------------------------
  Option contracts                                                    (214,285)
-------------------------------------------------------------------------------
                                                                   230,113,292
-------------------------------------------------------------------------------
   Net gain on investment securities, foreign currencies, futures
    and option contracts                                           260,588,780
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $266,773,466
===============================================================================

See Notes to Financial Statements.


                              AIM V.I. VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1998 and 1997

                                                      1998           1997
                                                 --------------  ------------
OPERATIONS:

 Net investment income                           $    6,184,686  $  5,578,959
------------------------------------------------------------------------------
 Net realized gain from investment securities,
  foreign currencies, forward currency
  contracts, futures and option contracts            30,475,488    47,871,104
------------------------------------------------------------------------------
 Net unrealized appreciation of investment
  securities, foreign currencies, forward
  currency contracts, futures and option
  contracts                                         230,113,292    51,486,076
------------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                      266,773,466   104,936,139
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                              (5,622,957)   (6,026,082)
------------------------------------------------------------------------------
Distributions to shareholders from net realized
 gains                                              (49,732,413)  (18,500,854)
------------------------------------------------------------------------------
Net increase from capital stock transactions        319,123,956   240,697,144
------------------------------------------------------------------------------
   Net increase in net assets                       530,542,052   321,106,347
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  690,841,493   369,735,146
------------------------------------------------------------------------------
 End of year                                     $1,221,383,545  $690,841,493
==============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)      $  855,502,720  $536,384,006
------------------------------------------------------------------------------
 Undistributed net investment income                  6,191,169     5,579,627
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies, forward
  currency contracts, futures and option
  contracts                                          28,274,001    47,575,497
------------------------------------------------------------------------------
 Unrealized appreciation of investment
  securities, foreign currencies, forward
  currency contracts, futures and option
  contracts                                         331,415,655   101,302,363
------------------------------------------------------------------------------
                                                 $1,221,383,545  $690,841,493
==============================================================================


See Notes to Financial Statements.


                              AIM V.I. VALUE FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation organized on January 22, 1993, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of fifteen portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Value Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions -Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1998 additional paid-in capital was decreased by $5,242, undistributed net investment income was increased by $49,813 and undistributed net realized gains was decreased by $44,571 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contract may not correlate with changes in the securities being hedged.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign


                              AIM V.I. VALUE FUND
   currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Outstanding forward currency contracts at December 31, 1998 were as follows:

                    CONTRACT TO                    UNREALIZED
  SETTLEMENT   ----------------------             APPRECIATION
  DATE          DELIVER     RECEIVE     VALUE    (DEPRECIATION)
  ----------    -------   ---------------------------------
  1/13/99 CAD   2,200,000 $ 1,425,378  1,437,868    $(12,490)
  2/10/99 CAD   2,600,000   1,696,630  1,699,368      (2,738)
  2/26/99 CAD     700,000     451,715    457,574      (5,859)
  1/19/99 FIM  21,000,000   4,232,653  4,124,647     108,006
  1/20/99 FIM  78,500,000  15,439,796 15,419,146      20,650
  1/21/99 FIM  29,000,000   5,789,467  5,696,548      92,919
  1/22/99 FIM  26,000,000   5,149,996  5,107,522      42,474
  1/19/99 GBP   1,200,000   2,034,264  1,990,805      43,459
  1/20/99 GBP   1,000,000   1,671,000  1,658,852      12,148
  2/16/99 GBP     200,000     330,720    331,024        (304)
  1/19/99 SEK  14,500,000   1,816,382  1,787,275      29,107
  2/16/99 SEK   4,000,000     490,883    493,647      (2,764)
 --------------------------------------------------------------
                          $40,528,884 40,204,276    $324,608
 ==============================================================

G. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services and other administrative services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $191,309 for such services.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Fund's shares.
 Certain officers and directors of the Company are officers of AIM and AIM Distributors.
 During the year ended December 31, 1998, the Fund incurred legal fees of $5,050 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - INDIRECT EXPENSES
 The Fund received reductions in custodian fees of $3,727 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $3,727 during the year ended December 31, 1998.

NOTE 4 - DIRECTORS' FEES
 Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - INVESTMENT SECURITIES
 The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended December 31, 1998 was $1,106,685,292 and $810,337,550, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1998 is as follows:

Aggregate unrealized appreciation of investment securities    $332,234,972
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (5,428,239)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $326,806,733
===========================================================================

 Cost of investments for tax purposes is $906,801,452.


                              AIM V.I. VALUE FUND

NOTE 6 - CAPITAL STOCK
 Changes in capital stock outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                    1998                      1997
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                       13,690,852  $321,377,374  12,245,239  $244,753,656
------------------------------------------------------------------------------
Issued as reinvestment of
 distributions              2,225,788    55,355,370   1,188,320    24,526,936
------------------------------------------------------------------------------
Reacquired                 (2,542,811)  (57,608,788) (1,424,104)  (28,583,448)
------------------------------------------------------------------------------
                           13,373,829  $319,123,956  12,009,455  $240,697,144
==============================================================================

NOTE 7 - CALL OPTIONS CONTRACTS WRITTEN
 Transactions in call option contracts written during the year ended December 31, 1998 are summarized as follows:

                     CALL OPTION CONTRACTS
                     ---------------------
                     NUMBER OF  PREMIUMS
                     CONTRACTS  RECEIVED
                     -------------------
Beginning of period    2,102   $   941,588
-------------------------------------------
Written                8,349     4,655,767
-------------------------------------------
Closed                (2,906)   (1,495,359)
-------------------------------------------
Exercised             (4,463)   (3,094,748)
-------------------------------------------
Expired               (2,882)     (923,477)
-------------------------------------------
End of period            200   $    83,771
===========================================

 Open call option contracts written at December 31, 1998 were as follows:

                      CONTRACT STRIKE NUMBER OF PREMIUM  DECEMBER 31, 1998  UNREALIZED
ISSUE                  MONTH   PRICE  CONTRACTS RECEIVED   MARKET VALUE    APPRECIATION
-----                 -------------------------------------------------------
Merrill Lynch & Co.,
 Inc.                 Jan. 99    65      200    $83,771       $76,250         $7,521

NOTE 8 - FINANCIAL HIGHLIGHTS
 Shown below are the financial highlights for a share outstanding of the Fund during each of the years in the three-year period ended December 31, 1998, the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                      DECEMBER 31,                          JANUARY 31,
                          -------------------------------------------     ------------------
                             1998          1997      1996      1995         1995      1994
                          ----------     --------  --------  --------     --------   -------
Net asset value,
 beginning of period      $    20.83     $  17.48  $  16.11  $  11.83     $  12.17   $ 10.00
------------------------  ----------     --------  --------  --------     --------   -------
Income from investment
 operations:
  Net investment income         0.09         0.08      0.30      0.11         0.10      0.02
------------------------  ----------     --------  --------  --------     --------   -------
  Net gains (losses) on
   securities (both
   realized and
   unrealized)                  6.59         4.05      2.09      4.18        (0.35)     2.17
------------------------  ----------     --------  --------  --------     --------   -------
   Total from investment
    operations                  6.68         4.13      2.39      4.29        (0.25)     2.19
------------------------  ----------     --------  --------  --------     --------   -------
Less distributions:
  Dividends from net
   investment income           (0.13)       (0.19)    (0.10)    (0.01)       (0.09)    (0.02)
------------------------  ----------     --------  --------  --------     --------   -------
  Distributions from net
   realized gains              (1.13)       (0.59)    (0.92)       --           --        --
------------------------  ----------     --------  --------  --------     --------   -------
   Total distributions         (1.26)       (0.78)    (1.02)    (0.01)       (0.09)    (0.02)
------------------------  ----------     --------  --------  --------     --------   -------
Net asset value, end of
 period                   $    26.25     $  20.83  $  17.48  $  16.11     $  11.83   $ 12.17
========================  ==========     ========  ========  ========     ========   =======
Total return(a)                32.41%       23.69%    15.02%    36.25%       (2.03)%   21.94%
========================  ==========     ========  ========  ========     ========   =======

Ratios/supplemental data:

Net assets, end of
 period (000s omitted)    $1,221,384     $690,841  $369,735  $257,212     $109,257   $38,255
========================  ==========     ========  ========  ========     ========   =======
Ratio of expenses to
 average net assets             0.66%(b)     0.70%     0.73%     0.75%(c)     0.82%     1.00%(c)(d)
========================  ==========     ========  ========  ========     ========   =======
Ratio of net investment
 income to average net
 assets                         0.68%(b)     1.05%     2.00%     1.11%(c)     1.17%     0.51%(c)(d)
========================  ==========     ========  ========  ========     ========   =======
Portfolio turnover rate          100%         127%      129%      145%         143%       87%
========================  ==========     ========  ========  ========     ========   =======

(a) Total returns are not annualized for periods less than one year.
(b) Ratios are based on average net assets of $907,594,296.
(c) Annualized.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average net assets prior to fee waivers and/or expense reimbursements were 1.35% (annualized) and 0.16% (annualized), respectively.


                              AIM V.I. VALUE FUND
                                    FS-123

GT GLOBAL
VARIABLE AMERICA FUND

TOTAL RETURNS THROUGH DECEMBER 31, 1998
Inception date: February 10, 1993


DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                    6.60%                   -0.60%
5 Years                  15.39%                   15.17%
Life of Fund             15.34%                   15.25%


FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                    8.09%
5 Years                  17.02%
Life of Fund             16.96%


PERFORMANCE

The Fund's performance fluctuated considerably during a very volatile market. Like the entire mid-cap stock market, the Fund was hard hit during a deep sell-off in August. However, the Fund rallied significantly between October 8, when many markets hit their low for 1998, and the close of the fiscal year. The Fund's total return for the fiscal year ending December 31, 1998, was 8.09%. Comparatively, the Russell Midcap Index had a return of 10.10% for the same period.

MARKET REVIEW

As the fiscal year opened, concern about Asia's financial difficulties was widespread. The midsize company stocks in which the Fund invests were especially out of favor as uneasy investors sought the relative safety of blue chip stocks. Markets rallied in the spring as investors seemed to shrug off Asian worries. For the first half of the fiscal year, the Fund produced solid returns. The latter half of the fiscal year was even more volatile. A much-noted summer rally took many stock indexes to all-time highs by mid-July, but mid-cap stocks did not really participate.

In August, another wave of concern washed over markets. Its causes were multiple: the seemingly intractable Asian downturn, a default on Russian government debt, the collapse of some highly leveraged hedge funds, and recognition that domestic corporate profit growth was slipping after several years of robust growth. The market downturn that ensued eventually involved even the very large, very liquid stocks that were chiefly responsible for the U.S. market's earlier rise.

Late in the fiscal year amid evidence of a possible credit crunch both here and abroad, the Federal Reserve Board (the Fed) shifted its focus from inflation fighting to providing liquidity and supporting markets. In three steps, it lowered the short-term target federal funds rate from 5.50% to 4.75%, and equity markets rallied in response. In the short run at least, the Fed appeared to have assured investors that it would intervene to forestall a recession.

Mid-cap stocks finished the year lower than their large-cap counterparts. The tumble in mid-cap markets this fiscal year offered a great buying opportunity for the Fund, as many growth-oriented stocks were available at a significant discount.

OUTLOOK

We are optimistic that the United States will avoid a recession in 1999. The economy is likely to experience annual gross domestic product growth in the 1.5% to 2.0% range, so low inflation and low interest rates should continue. The challenge will be earnings. With global markets in or near recession and the U.S. economy expanding more slowly, companies will find it harder to produce earnings growth. There is clearly added risk until the Asian and Latin American situations stabilize.

We believe there are several reasons for optimism about mid-cap stocks. Valuations of the stocks in the mid-cap sector are significantly lower than in the large-cap sector. These mid-cap stocks also offer some refuge because they tend to have less international exposure. In addition, smaller-company stocks historically do better than large-company stocks when the Fed eases monetary policy, and we were encouraged to note that this was true after the Fed began lowering interest rates in 1998. Although this is much too short a period in which to identify a market trend, from the Fed's first interest rate cut September 29 through the December 31 close of the fiscal year, mid-caps did outperform large-caps. Of course, a favorable environment for smaller-company stocks bodes well for the Fund.

PERFORMANCE SUMMARY

[CHART]

              GT Global America Fund       Russell Midcap Index
2/10/93       $10,000                      $10,000
  12/93       $11,467                      $11,513
  12/94       $13,632                      $11,196
  12/95       $17,090                      $15,061
  12/96       $20,260                      $18,209
  12/97       $23,276                      $22,219
  12/98       $25,159                      $25,451


The chart above shows the performance of the Fund since inception compared to the Russell Midcap Index for the same period. It assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses but not charges and expenses of the separate account. Past performance is no guarantee of future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

The Russell Midcap Index is composed of the capitalization-weighted average price of 800 selected common stocks of medium-size domestic companies. Its performance includes the effect of reinvested dividends and is measured in U.S. dollars.

An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

GT GLOBAL
VARIABLE EMERGING MARKETS FUND

TOTAL RETURNS THROUGH DECEMBER 31, 1998
Inception date: July 5, 1994

DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                   -37.77%                  -42.51%
Life of Fund             -10.09%                  -10.49%

FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                   -36.90%
Life of Fund              -8.83%

PERFORMANCE

The Fund faced a very challenging environment during 1998. Asia continued to deteriorate; short periods of optimism were overshadowed by poor earnings reports and by concerns about the slow pace of bank reform in Japan. Then a new shock to the world's markets came in August, when Russia attempted to stabilize its banking system by floating the ruble and suspending repayment of much of its foreign debt.

Concerns about the Asian and Russian financial crises caused investors to turn away from emerging markets in droves. Latin America, in particular, suffered from investor flight and the associated increase in interest rates.

Results for the fiscal year ended December 31, 1998 were quite disappointing. Total return was -36.90%, compared to the MSCI Emerging Markets Free Index's return of -27.52% and the -21.84% return of the IFC Investable Composite.

MARKET REVIEW

During 1998, we attempted to concentrate the portfolio in the markets and stocks where we were most confident about the growth and valuation outlook. We deliberately reduced the breadth of holdings, drastically reducing our exposure to Russia and eliminating exposure to such highly unstable markets as Pakistan, Sri Lanka, the Philippines, Thailand, and Malaysia.

We favored Latin America, based on our belief in the region's long-term potential. Unfortunately, Latin America remained in the doldrums for the last half of the year, despite a substantial aid package from the International Monetary Fund. In contrast, many Asian markets made a surprise (though short-lived) comeback during the fall. Our overweighting in Latin American and underweighting in Asia contributed to the Fund's relatively disappointing numbers.

In Brazil, we focused on a number of privatization candidates. Many of the larger utilities in Brazil appear undervalued given the strong medium-term growth prospects for the economy. We also emphasized oil and natural resource stocks because they benefit from U.S. dollar revenues and from privatization efforts, which should encourage greater operating efficiency.

Our second largest country allocation was to Mexico, which we believe will show relatively stable economic growth into 1999. We focused on blue chips as well as stocks that stand to benefit from the large devaluation of the peso.

One of the advantages of a global emerging markets portfolio is its diversity. We were able to find opportunities in some of the world's smaller markets. For instance, Egypt has demonstrated relatively strong growth, falling interest rates, a decline in inflation, and attractive valuations. We also raised our weighting in Greece, which has made major strides in economic and fiscal reform in hopes of gaining admittance to Europe's Economic and Monetary Union (EMU).

OUTLOOK

Although we expect growth to be disappointing over the next year, we believe that emerging markets continue to offer a long-term investment option for the most aggressive investors. The fundamentals driving growth in emerging markets are still there: consumption, industrialization, a maturing financial services industry, and continuing investment in infrastructure.

Emerging markets potentially can offer earnings growth rates that exceed those in developed countries, often at considerably discounted valuations. However, there are also many more risks and uncertainties associated with this type of investment. We urge you to read your Fund's prospectus for more information about its objectives, strategies, and risks.

PERFORMANCE SUMMARY

[CHART]

               GT Global
               Variable Emerging   IFC Investable      MSCI Emerging
               Markets Fund        Composite Index     Markets Free Index
6/30/94        $10,000             $10,000             $10,000
  12/94        $10,012             $10,308             $10,273
   6/95        $ 9,398             $ 9,561             $ 9,936
  12/95        $ 9,257             $ 9,440             $ 9,739
   6/96        $11,614             $10,590             $10,777
  12/96        $12,133             $10,324             $10,326
   6/97        $13,899             $11,987             $12,159
  12/97        $10,464             $ 8,803             $ 9,129
   6/98        $ 8,596             $ 7,421             $ 7,408
  12/98        $ 6,603             $ 6,867             $ 6,819


The chart above shows the performance of the Fund since inception (7/5/94) compared to the various indexes for the same period. It assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses, but not charges and expenses of the separate account. Please note that results for the IFCI Composite Index are for the period 6/30/94 to 12/31/98. Past performance is no guarantee of comparable future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

The MSCI Emerging Markets Free Index is a group of unmanaged securities from emerging markets tracked by Morgan Stanley Capital International. A "free" index includes only securities available to non-domestic investors. The IFC Investable Composite index is a market value-weighted average of the performance of the securities listed on the exchange of 29 countries. It includes the effect of reinvested dividends and is measured in U.S. dollars.

An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

GT GLOBAL
VARIABLE EUROPE FUND

TOTAL RETURN THROUGH DECEMBER 31, 1998
Inception date: February 10, 1993

DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                   14.37%                    8.37%
5 Years                  12.07%                   11.82%
Life of Fund             14.60%                   14.51%

FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                   15.98%
5 Years                  13.65%
Life of Fund             16.21%


PERFORMANCE

While 1998 was indeed a roller-coaster year for most world markets, Europe was still one of the best places to be invested. For the fiscal year ended
December 31, 1998, the Fund's total return was 15.98%. In comparison, the Morgan Stanley Capital International (MSCI) Europe Index returned 28.53%.

Despite the lag in the Fund's return relative to the index, the Fund made tremendous strides toward the close of the reporting period. From the market low on October 8 to the end of the fiscal year, the Fund returned 31.83%. In comparison, the MSCI Europe Index returned 25.77% over the same period.

MARKET REVIEW

Europe was the relative calm spot during a stormy year throughout much of the world. Weaker demand from Asia continued to affect corporate profits around the globe. In August, Russia devalued the ruble and suspended repayment of much of its foreign debt, creating another round of losses, particularly in the financial industry. But while the waters did get a little choppy in Europe, overall the region was spared catastrophe.

European companies continued to show superior earnings growth compared to their U.S. counterparts. At the same time, their shares are available at cheaper prices, making them an excellent value for investors. Even though Europe was affected by the summer's global downturn, the major long-term themes driving growth in the region have sheltered it somewhat from the extreme losses felt in other parts of the world. A third-quarter sell-off by nervous investors put a damper on returns, but the global markets almost completely recovered during the fourth quarter.

In early December, markets soared when the countries preparing to enter Europe's Economic and Monetary Union (EMU) participated in a coordinated interest-rate cut. Ten of the 11 EMU countries cut rates to 3%. The Bank of Italy cut its rate to 3.5%. The United Kingdom, which is not participating in the EMU launch, also cut rates significantly. The interest-rate cuts were executed in hopes of aligning monetary policy among nations in the EMU.

OUTLOOK

With the introduction of the euro, early 1999 may exhibit a certain degree of volatility. For instance, markets could react to possible tension between politicians wanting further interest-rate cuts and the European Central Bank wanting to be cautious. There is also some question about how strong the euro should be relative to the U.S. dollar, and there may be some volatility in currency markets as a result. However, we expect most of the wrinkles to be ironed out within the first quarter of 1999.

Another important influence on the markets early in 1999 will be the announcements of corporate earnings for the fourth quarter of 1998 and outlooks for 1999. These should indicate whether global financial difficulties are having a protracted influence, or whether corporate earnings are more resilient than expected. We expect a significant number of earnings disappointments, especially from large multinational companies, but it is possible that the market will be more positively affected by further interest rate cuts than by earnings reports.

What makes Europe so exciting right now is the change in attitude toward entrepreneurship and investing. With more people bringing their ideas to the marketplace and more citizens becoming shareholders, Europe may be on its way to becoming one of the economic powerhouses of the 21st century.

PERFORMANCE SUMMARY

[CHART]

               GT Global Variable       MSCI
               Europe Fund              Europe Index
2/10/93        $10,000                  $10,000
   6/93        $10,842                  $10,845
  12/93        $12,775                  $12,953
   6/94        $12,399                  $12,611
  12/94        $12,699                  $13,297
   6/95        $13,033                  $15,040
  12/95        $13,926                  $16,240
   6/96        $16,916                  $17,319
  12/96        $18,139                  $19,743
   6/97        $20,144                  $22,596
  12/97        $20,886                  $24,520
   6/98        $26,706                  $31,060
  12/98        $24,223                  $31,037


The chart above shows the performance of the Fund since inception, compared to the MSCI Europe Index for the same period. It assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses but no charges and expenses of the separate account. Past performance is no guarantee of future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

The MSCI Europe Index is a group of unmanaged European securities tracked by Morgan Stanley Capital International.

An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

GT GLOBAL
VARIABLE GLOBAL GOVERNMENT INCOME FUND

TOTAL RETURNS THROUGH DECEMBER 31, 1998
Inception Date: February 10, 1993


DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                   11.14%                   5.14%
5 Years                   4.26%                   3.92%
Life of Fund              4.96%                   4.83%

FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                   12.69%
5 Years                   5.72%
Life of Fund              6.43%


PERFORMANCE

Despite tumultuous events in the global marketplace, the Fund stayed in line with its primary objective of preserving capital while providing a steady flow of income. The Fund's total return for the year ended December 31, 1998 was 12.69%. Comparatively, the J.P. Morgan Global Government Bond index, the Fund's benchmark, had a return of 15.31% over the 12-month period.

MARKET REVIEW

Problems in Asia at the start of the reporting period left us cautious as we approached the new year. As a result, the majority of our portfolio was allocated toward high-grade government debt offered by more industrialized countries. While the Fund can allocate a limited portion of its assets to lower-rated bonds of foreign governments and corporations, instability in Asia and other emerging markets kept our exposure to this area limited. Paring back our exposure to emerging markets proved to be a prudent strategy as Asia's economic problems re-emerged again in May after a hiatus from market activity in the first quarter of 1998.

By August, the effects of the Asian crisis had spread to Russia, Eastern Europe, and Latin America. Investor aspirations for positive returns were replaced with the goal of preserving capital. The result was a global sell-off as investors retreated from all forms of investment risk and invested in relatively safer government bonds of industrialized countries. As the Fund was already heavily weighted in lower-risk U.S. and European government securities, this surge in demand proved very beneficial for the Fund. At the same time, the Fund had limited exposure to the lesser-developed countries hurt by this flight from risk, and performance was left largely unhindered by the negative events in the global marketplace.

OUTLOOK

Equity and non-industrialized fixed-income markets around the world suffered serious setbacks in the months leading up to the close of the reporting period. However, in the final weeks of October, a series of rate cuts in the United States and Europe reliquified the markets, instilling a newfound confidence in the global marketplace. While the rate cuts are providing temporary relief, we believe the economic crises stemming from the Asian markets require more complicated solutions.

We will continue to limit our exposure to the emerging market sectors. While the Fund may invest in those regions, their recent instability make most investment opportunities there unsuitable for the Fund's investment objective.

U.S. government securities will most likely continue to be a staple of the Fund's portfolio. However, positive growth and inflationary trends are making Europe an increasingly attractive realm for asset allocation. With the formation of the European Economic Monetary Union and the introduction of the euro, management will have to adjust its investment approach to Europe. Now that interest rate trends will be correlated among member countries, the investment landscape has changed substantially. Instead of judging the direction of interest rates in each individual country, management will have to anticipate interest rates for the region as a whole while at the same time assessing an individual country's ability to service its debt.

Ultimately, we will stay true to our discipline and endeavor to provide stability and a steady stream of income for our shareholders.

PERFORMANCE SUMMARY

[CHART]

                      GT Global Government     JP Morgan Global
                      Income Fund              Government Bond Index
2/10/93               $10,000                  $10,000
  12/93               $10,925                  $11,091
  12/94                $9,975                  $11,233
  12/95               $11,556                  $13,403
  12/96               $12,269                  $13,992
  12/97               $12,805                  $14,188
  12/98               $14,431                  $16,361


The chart above shows the performance of the Fund since inception, compared to the J.P. Morgan Global Government Bond Index for the same time period. It assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses but not charges and expenses of the separate account. Past performance is no guarantee of future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

The J.P. Morgan Global Government Bond Index is a market-value-weighted average of government bonds from 13 major developed bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars.

An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

GT GLOBAL
VARIABLE GROWTH & INCOME FUND

TOTAL RETURNS THROUGH DECEMBER 31, 1998
Inception date: February 10, 1993


DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                   17.94%                   11.94%
5 Years                  11.08%                   10.82%
Life of Fund             12.18%                   12.08%

FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                   19.60%
Life of Fund             13.76%

PERFORMANCE

The Fund turned in an outstanding total return of 19.60% over the fiscal year ending December 31, 1998. Total return over the same period was 24.34% for the Morgan Stanley Capital International (MSCI) World Index and 15.31% for the J.P. Morgan Global Government Bond Index.

In the first part of the year, the Fund invested heavily in blue-chip stocks and enjoyed the bull market run-up in the United States and Europe. When markets turned turbulent over the summer, we increased the Fund's holdings in U.S. Treasury, German and U.K. bonds. As of December 31, 1998, 26.92% of the portfolio consisted of government bonds.

We also increased our exposure in consumer franchises such as Cadbury Schweppes PLC, a British confection and beverage company whose products include the Cadbury chocolates brand. In addition, the Fund increased its investment in long-time holding Bristol-Myers Squibb Co., a U.S. health and personal care company with household-name brands such as Clairol and Excedrin.

During the summer, we reduced the Fund's financial holdings, especially in European banks with exposure in emerging markets.

MARKET REVIEW

The bull market in the United States and Europe climbed in the first part of the year, then came to an abrupt halt in the summer. Major indexes that reached all-time highs in July plummeted in August. A number of events converged to create the sharp downturn. Currency devaluations occurred in Thailand, Malaysia, Indonesia, and Korea. A lingering recession gripped Japan. Crippled by overwhelming debt, Russia suspended repayment of much of its foreign debt. As Russia created a floating exchange rate for the ruble, its currency valuation plummeted. Fears of a global credit crunch spread to Latin America, as investors worried that Brazil could not sustain its exchange rate in light of the country's increasing debt.

The one bright spot throughout the turmoil was the government bond market. In the unsettled stock-market environment, investors worldwide flocked to U.S. Treasury issues because of their relative safety and liquidity. Treasury securities rose in price, sending their yields to historic lows.

By the end of the year, stock markets stabilized then rallied. In a move felt around the world, the Federal Reserve Board (the Fed) reassured markets by lowering the short-term target federal funds rate three times.

In late October, the Group of Seven countries - the United States, Japan, Germany, France, Great Britain, Italy, and Canada - agreed with a plan to allow the International Monetary Fund to provide $90 billion in loans to financially troubled countries such as Brazil.

OUTLOOK

We're cautious about the prospects for worldwide earnings growth over the next two years. The problems in Asia, Russia and Latin America will not disappear overnight. We expect slower growth, continuing low inflation and weak commodity prices. Corporate earnings growth will be harder to sustain, and we expect them to be modest in 1999.

The real problem for international markets is the unsettling issue of currency fluctuation.

Although we expect the markets to remain volatile, the Fund's investment discipline helps it weather market uncertainties. We emphasize high-quality blue-chip stocks with above-average dividend yields and AA or better-rated government bonds. The Fund also is globally well diversified. We believe our investment strategy positions the Fund to grow in value while providing a stable income stream.

PERFORMANCE SUMMARY

[CHART]

               GT Variable Growth &     MSCI           JP Morgan Global
               Income Fund              World Index    Government Bond Index
2/10/93        $10,000                  $10,000        $10,000
   6/93        $10,437                  $11,506        $10,630
  12/93        $11,775                  $12,270        $11,091
   6/94        $11,278                  $12,745        $11,052
  12/94        $11,439                  $12,954        $11,233
   6/95        $12,059                  $12,175        $12,981
  12/95        $13,211                  $15,716        $13,403
   6/96        $13,694                  $16,868        $13,247
  12/96        $15,368                  $17,915        $13,992
   6/97        $16,674                  $20,715        $13,840
  12/97        $17,825                  $20,823        $14,188
   6/98        $20,570                  $24,332        $14,652
  12/98        $21,361                  $24,939        $16,361


The chart above shows the performance of the Fund since inception, compared to various indexes for the same period. It assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses but not expenses and charges of the separate account. Past performance is no guarantee of future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

The MSCI World Index is a group of unmanaged global securities tracked by Morgan Stanley Capital International.

The J.P. Morgan Global Government Bond Index is a market value-weighted average of government bonds from 13 major developed bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars.

Indexes are unmanaged, not available for direct investment and do not include the effects of sales charges and professional management fees.

GT GLOBAL
VARIABLE INFRASTRUCTURE FUND

TOTAL RETURNS THROUGH DECEMBER 31, 1998
Inception date: January 31, 1995


DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                    4.89%                   -1.10%
Life of Fund             10.14%                    9.56%

FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                    6.58%
Life of Fund             11.69%

PERFORMANCE

International investors endured a difficult year, including a major correction in world equity markets during August. For the fiscal year ending December 31, 1998, the Fund reported a total annual return of 6.34%. The MSCI World Index had a total return of 24.34% over the same period.

During the first half of 1998, the Fund reported strong performance because of its heavy weightings in European and U.S. stocks. Its good performance ended quickly with the market's decline in July.

The Fund's weakness near the end of the reporting period stems from its exposure to cyclically sensitive companies such as airlines, machinery makers, industrial components manufacturers, and construction and engineering firms. Infrastructure companies were hit hard by investors' fears that the credit crunch in emerging markets could spread to Europe and the United States, possibly halting growth.

We decreased our exposure in the weakest economies, mostly in emerging markets. We also lessened our exposure to companies with significant sales to emerging markets such as airlines, long-haul freight, and commodity-oriented companies.

We re-deployed these assets into utility stocks because of their defensive characteristics during volatile, uncertain markets. Utilities, energy, and gas production companies represented a major portion of the portfolio's total assets at the end of the fiscal year. Top utility holdings included Enron Corp., a U.S. gas producer and distributor, and U.S. utilities Dominion Resources, Houston Industries, and AES. Other main holdings include European utilities Endesa S.A. of Spain and Telecom Italia of Italy. We expect to retain this high concentration in utility stocks as long as uncertainty prevails throughout most of the other infrastructure sectors.

MARKET REVIEW

The first half of the reporting period saw strong performance from the U.S. and European stock markets. But beginning in July, markets fell as fears of a global credit crunch spread from emerging markets to the developed markets of the United States and Europe. Other factors adding to the market decline included a Russian default on government debt, the Asian financial crisis, and the collapse of some highly leveraged hedge funds. Near the end of the fiscal year, the Federal Reserve Board (the Fed) addressed concerns about credit by lowering the short-term target federal funds rate three times. Equity markets rallied in response.

OUTLOOK

The Fund takes a conservative approach to infrastructure investing throughout the world. We search for areas where capital spending is strongest. Therefore, we have been avoiding emerging market equities in favor of Europe and North America, where we see robust infrastructure spending. The Fund's current asset mix by geography is North America, 47.15%; Europe, 41.23%; Asia, 3.10%, and Latin America, .96%.

We expect the Asian crises to continue to cripple many emerging market economies. We will remain underweight in these markets until we see definitive signs of a re-acceleration of infrastructure spending. Barring any significant unforeseen change in the economic outlook for much of Europe and North America, we expect to retain a high weighting in these regions with a relatively conservative bias toward utilities and other high-quality, conservative growth companies.

PERFORMANCE SUMMARY

[CHART]

               GT Global Variable       MSCI
               Infrastructure Fund      World Index
1/31/95        $10,000                  $10,000
   6/95        $11,025                  $11,107
  12/95        $11,058                  $12,314
   6/96        $13,033                  $13,217
  12/96        $13,809                  $14,038
   6/97        $14,926                  $16,231
  12/97        $14,500                  $16,316
   6/98        $16,018                  $19,066
  12/98        $15,418                  $20,361


The chart above shows the performance of the Fund since inception, compared to various indexes for the same period. It assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses but not expenses and charges of the separate account. Past performance is no guarantee of future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

The MSCI World Index is a group of unmanaged global securities tracked by Morgan Stanley Capital International.

Indexes are unmanaged, not available for direct investment and do not include the effects of sales charges and professional management fees.

Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

GT GLOBAL
VARIABLE INTERNATIONAL FUND

TOTAL RETURNS THROUGH DECEMBER 31, 1998
Inception date: July 5, 1994

DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                   -1.87%                   -7.76%
Life of Fund              0.20%                   -0.24%

FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                   -0.64%
Life of Fund              1.60%

PERFORMANCE

Falling world markets and record volatility created a challenging environment for the GT Global Variable International Fund. Pressures from the Asian financial crisis, plummeting commodity prices, currency devaluations around the world, and the Russian government's default on a substantial portion of its foreign debt all converged in mid-year. Nervous investors abandoned riskier investments and fled to such safe havens as U.S. Treasuries. Investor flight was most dramatic in emerging markets, but few world markets were spared. As a result, many of the gains enjoyed from booming European and U.S. markets early in 1998 were reversed during the summer and early fall.

Unfortunately, the Fund did not escape this turmoil; it took quite a beating during summer's global sell-off. The Fund's holdings in the United States and Europe were hit particularly hard during that period. While developed markets staged a recovery later in the fall, many emerging markets continued to be extremely volatile. The Fund had a relatively small exposure to emerging markets, but the poor performance of these stocks had a disproportionate influence on performance.

As a result of these difficulties, the Fund's total return for the fiscal year ended December 31, 1998 was -0.64%. In comparison, the EAFE Index had a return of 20.00% for the same period.

MARKET REVIEW

Our strategy during this period was to focus primarily on stocks with strong, sustainable earnings growth. We sought companies with good products and healthy consumer demand, as well as companies that stood to benefit from lower long-term interest rates.

Our sector allocations remained relatively stable during the last half of 1998. We continued to favor financials, focusing on asset quality as a key determinant for selection. European banks were especially attractive, as the banking industry has been consolidating in anticipation of European Economic and Monetary Union (EMU). The European telecommunications industry also offered good opportunities, largely as a result of deregulation. For instance, Telecom Italia has made some strong competitive moves by expanding its services to consumers. Industries we avoided include commodity manufacturing companies, capital goods companies and basic industries because they are generally less successful in a falling interest-rate environment.

We increased our weighting in continental Europe to take advantage of bargain prices after summer's declines. However, a few of these selections proved disappointing; their prices continued to drop, contributing to the Fund's underperformance.

We reduced our weightings in emerging markets and the Asia-Pacific area. The move was beneficial in Latin America, but in Asia it meant that we missed out on some opportunities that came from a surprise rally in the fall.

OUTLOOK

We expect a certain amount of volatility to continue through early 1999. While fundamentals are still in place for strong growth in Europe and in the United States, global turmoil could put a dent in corporate profits.

Smaller markets are likely to remain weak. Brazil's devaluation of its currency in mid-January caused steep drops in Latin American markets; we will remain cautious in the region until there are clear signs of stabilization. In Asia, we think the outlook will start to improve in the latter half of 1999, but as of the close of the reporting period, most Asian economies were still deteriorating.

PERFORMANCE SUMMARY

[CHART]

               GT Global Variable       EAFE
               International Fund       Index
7/5/94         $10,000                  $10,000
 12/94          $9,419                   $9,921
  6/95          $8,913                  $10,195
 12/95          $9,313                  $11,067
  6/96          $9,843                  $11,584
 12/96         $10,106                  $11,771
  6/97         $10,925                  $13,109
 12/97         $10,806                  $12,013
  6/98         $11,949                  $13,945
 12/98         $10,737                  $14,179


The chart above shows the performance of the Fund since inception, compared to the EAFE Index for the same period. It assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses but not charges and expenses of the separate account. Past performance is no guarantee of future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

The Morgan Stanley Capital International Europe, Australasia, and the Far East
(EAFE)-Registered Trademark- Index is a market value-weighted average of the performance of 1,106 securities listed on 20 major world stock exchanges. It includes the effect of reinvested dividends and is measured in U.S. dollars.

An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

GT GLOBAL
VARIABLE LATIN AMERICA FUND

TOTAL RETURNS THROUGH DECEMBER 31, 1998
Inception date: February 10, 1993

DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                   -42.52%                  -45.96%
5 Years                   -8.78%                   -9.15%
Life of Fund              -1.43%                   -1.60%

FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                   -41.71%
5 Years                   -7.51%
Life of Fund              -0.04%

PERFORMANCE

1998 was a very difficult and volatile year for investors in emerging markets. The Fund took advantage of a market recovery early in 1998, but the upward trend was quickly reversed during the summer as a result of the Russian government's debt problems.

In the wake of the Asian and Russian crises, investors began to re-evaluate the riskiness of all emerging markets. Negative sentiment led to massive outflows of capital in Latin America. With the additional stress of falling commodity prices and uncertain fiscal reform efforts, Latin American markets ended 1998 with some of the world's worst performance results.

Such difficulties hurt the Fund's return significantly. For the fiscal year ended December 31, 1998, total return was -41.71%. The MSCI Emerging Free Latin America Index had a total return of -35.11% and the IFC Investable Latin America Fund returned -35.54% for the same period.

MARKET REVIEW

Our largest allocation was to Brazil. Thanks to an aid package from the International Monetary Fund, the risk perception for the region improved slightly in the third quarter. Rate cuts in developed markets and a strong U.S. market aided a recovery in Latin American markets in November.

However, the Brazilian Congress surprised investors early in December when it voted against a key fiscal reform measure. The credibility of the whole reform program was hurt by the move. In reaction, interest-rate sensitive stocks lost much of the ground they'd gained just a few weeks earlier. The Fund focused its investments in utilities and telecommunications companies, which are defensive in a downturn.

Our second largest country allocation was to Mexico. Compared to other Latin American markets, Mexico performed much better during the last quarter of 1998, especially in December when it acted as a safe haven for investors fleeing Brazil.

Chile's economy is slowing decisively. The outlook for Pacific Rim demand has improved, although the timetable for recovery is still uncertain. Falling copper prices remain a concern. On the positive side, electric utilities and banks provided a few good opportunities for the Fund.

Although Argentina's prospects looked good from a top-down point of view, there were few attractive choices in the country's very narrow stock market. Oil stocks, which have been poor performers, make up around 40% of the market. Banking stocks drove performance in November but gave up much of their gains in December.

Our investments in Peru, Venezuela and Colombia were extremely limited. Peru's economy has been slow to recover from the effects of the El Nino weather pattern, which ravaged the fishing industry. Government reconstruction spending has also been slow to materialize. Venezuela has been very hard hit by the global economic downturn due to its dependence on oil prices. Colombian markets are extremely illiquid and the macroeconomic outlook is unclear.

OUTLOOK

We have not lost hope for the region. However, the near- to mid-term outlook depends very much on global events and trends. The overall level of world economic growth, and the impact it has on commodity prices, will be extremely important.

It's also essential for emerging markets as a whole to begin recovery and win back investor confidence. For now, all eyes will be on Brazil for some indication that reform is being taken seriously.

PERFORMANCE SUMMARY

[CHART]

               GT Global           MSCI EMF
               Variable Latin      Latin America       IFC Investable
               America Fund        Index               Latin America Index
1/31/93        $10,000             $10,000             $10,000
   6/93        $10,017             $10,296             $11,068
  12/93        $14,733             $15,520             $16,560
   6/94        $13,731             $14,980             $15,059
  12/94        $16,080             $15,621             $15,010
   6/95        $10,923             $13,654             $12,401
  12/95        $10,550             $13,616             $12,481
   6/96        $12,205             $16,005             $14,447
  12/96        $12,921             $16,639             $14,629
   6/97        $15,994             $23,425             $20,464
  12/97        $14,798             $21,901             $18,911
   6/98        $11,598             $17,565             $15,326
  12/98         $9,974             $14,303             $12,191


The chart above shows the performance of the Fund since inception (2/10/93) compared to the various indexes for the same period. It assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses, but not expenses and charges of the separate account. Please note that results for both indexes are for the period 1/31/93 to 12/31/98. Past performance is no guarantee of comparable future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

The MSCI Emerging Markets Latin America and IFC Investable Latin America indexes are market value-weighted averages of companies listed in Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. Both indexes are measured in U.S. dollars and include the effect of reinvested dividends. Indexes are unmanaged, not available for direct investment and do not include sales charges and professional management fees.

An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

GT GLOBAL MONEY MARKET FUND

PERFORMANCE

The Fund's total return for the year ended December 31, 1998, was 5.22%. The Fund's SEC (Securities and Exchange Commission) seven-day yield was 4.28% at the end of the reporting period. Because the Fund invests only in short-term debt obligations with remaining maturities of 13 months or less, its performance generally reflects the level of short-term interest rates.

MARKET REVIEW

Throughout the first half of the year, markets were influenced by anticipation that the Federal Reserve Board (the Fed) would raise interest rates in light of the continued feverish growth of the U.S. economy. In late July testimony before Congress, Fed Chairman Alan Greenspan intimated that the potential threat of inflation could lead the Fed to raise interest rates.

Market sentiment shifted over the summer amid myriad financial troubles in Japan, Asia and Latin America; Russia's effective default on its government debt; and the widely noted collapse of several hedge funds. In the fall, when the threat of a global credit crunch loomed, the Fed finally lowered interest rates to pump liquidity and confidence into the markets and demonstrated that it would intervene to forestall a recession in the U.S.

In the unsettled market environment, investors flocked to Treasury issues because of their relative safety and liquidity. As the prices of Treasuries rose, their yields fell to historic lows. For example, the yield of the benchmark 30-year Treasury bond fell from 5.92% at the beginning of 1998 to 4.71% on October 5, its lowest level since the issue came into existence in 1977. As a result, the spread between Treasury issues and high-yield bonds reached its widest point ever.

In an attempt to calm the nerves of investors who were shifting their money from equity markets to any security considered liquid-a worldwide flight to quality-the Fed cut the federal funds rate by 0.25% on September 29. Few people were assuaged by the action. Two weeks later, in an unusual inter-meeting move, the Fed lowered the federal funds rate and the discount rate by 0.25%, and a fierce market rally ensued. Both rates were lowered by 0.25% again in November. By the close of the fiscal year, markets were enjoying relative equilibrium. At their final policy meeting of 1998, the Fed opted to leave interest rates alone for the time being.

OUTLOOK

At the close of the fiscal year, the consumer price index was on track to record its smallest annual increase since 1986, when the index rose just 1.1%. The U.S. economy exceeded many forecasts and grew by 3.3% during the third quarter. And while the Fed appears to have adopted a "wait and see" attitude as inflation sits at its lowest point in more than a decade, some analysts expect more rate cuts in the coming year as the U.S. economy continues to slow and world markets continue to recover and stabilize.

After offering some disappointments as the year came to a close, corporate profits in the U.S. are expected to be mixed and unemployment on the rise in 1999. After experiencing the market's roller-coaster ride in 1998, many analysts also believe that high volatility may be here to stay, as companies prepare to compete in this new, uncertain environment.

The Fund's strategy remains conservative. We continue to invest in commercial paper of large issuers, rated in the highest categories by S&P or Moody's, or of equivalent quality, and U.S. Treasury and Agency obligations. We do not use derivatives in the management of the Fund.

GT GLOBAL
VARIABLE NATURAL RESOURCES FUND

TOTAL RETURNS THROUGH DECEMBER 31, 1998
Inception date: January 31, 1995

DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                   -33.93%                  -37.89%
Life of Fund               4.45%                    3.77%

FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                   -33.01%
Life of Fund               5.94%

PERFORMANCE

We have been in a very challenging environment during 1998. The Fund has suffered from worldwide deflationary trends, as well as from the poor performance of natural resources companies following the decline in commodity prices. In this trying environment, the Fund returned a disappointing -33.01% for the 12-month period ended December 31, 1998.

During the same period, the Morgan Stanley Capital International (MSCI) World Index returned 24.34%. However, because the index is designed to represent the performance of all markets, it does not reflect the Fund's concentration in natural resources industries.

MARKET REVIEW

Troubles in world markets began with the second wave of "Asian contagion." Crippled by devalued currencies and billions in bad loans, Asian companies glutted the global commodity markets with their inventories to produce desperately needed revenues. At the same time, a strong U.S. dollar drove down demand for dollar-priced commodities. The combination of increased supply and weakened demand was disastrous for natural resources companies around the globe, whose share prices are predominantly influenced by the commodity markets. At the close of the fiscal year, global markets were showing signs of recovery led by a late rally in the U.S. market. However, relief has not yet reached the commodity markets, where prices remained depressed.

Given these unsettling conditions, the Fund has taken a defensive position in developed countries and had minimal exposure to emerging markets. As of December 31, the Fund had 69.40% of its net assets in the United States. The balance was invested in continental Europe, Canada, the United Kingdom, and South Korea. Our holdings in Canada were decreased to 8.30% due to a weakening Canadian economy and a substantial decline in the value of the Canadian dollar.

OUTLOOK

We are optimistic that markets worldwide have performed a turnaround, coming back from steep declines in the summer. Investors are being reassured by news that foreign governments are taking positions to stave off a global recession. However, as economic growth seems to be decelerating, low inflation and low interest rates are likely for the near future.

Given that natural resources companies tend to move opposite of most financial assets and that they generally do better during times of inflation, we will continue to focus on risk control in 1999. Along these lines, we have diversified the Fund's portfolio for better defense against battered commodity prices by purchasing positions in a variety of commodity types. These include cement, gypsum and gravel manufacturers, who have remained relatively unaffected by the recent market turbulence. In this deflationary environment, we are also moving away from riskier investments in smaller, high-growth companies and investing in the more stable and predictable large caps. For example, we have holdings in some integrated oil companies that are better positioned to weather continuing weak market conditions due to their huge size and diverse business operations.

We remain focused on our disciplined, earnings-driven stock selection process, looking at the underlying fundamentals of individual companies, not the overall market. Low commodity prices worldwide will continue to exert significant downward pressure on earnings of natural resources companies, increasing the risks and uncertainties of this type of investment. We will continue to focus on finding the best growth prospects in these challenging times.

PERFORMANCE SUMMARY

[CHART]

               GT Global Variable            MSCI
               Natural Resources Fund        World Index
1/31/95        $10,000                       $10,000
   6/95        $11,067                       $11,107
  12/95        $12,220                       $12,314
   6/96        $15,407                       $13,217
  12/96        $18,471                       $14,038
   6/97        $16,560                       $16,231
  12/97        $18,710                       $16,316
   6/98        $15,076                       $19,066
  12/98        $12,534                       $20,361


The chart above shows the performance of the Fund since inception, compared to the MSCI World Index for the same period. It assumes a hypothetical $10,000 initial investment in the Funds and reflect all Fund expenses but not charges and expenses of the separate account. Past performance is no guarantee of future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

The MSCI World Index is a market value-weighted average of the performance of 1,571 securities listed on major world stock exchanges -- the U.S., Europe, Canada, Australia, New Zealand and the Far East. It includes the effect of reinvested dividends and is measured in U.S. dollars.

An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

Investing in a single-sector mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

GT GLOBAL
VARIABLE NEW PACIFIC FUND(1)

TOTAL RETURNS THROUGH DECEMBER 31, 1998
Inception date: February 10, 1993

DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                   -15.73%                  -20.78%
5 Years                  -11.70%                  -12.05%
Life of Fund              -5.65%                   -5.81%

FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                   -14.54%
5 Years                  -10.46%
Life of Fund              -4.32%

PERFORMANCE

Throughout 1998, Asia's markets were characterized by sharp movements in stock prices. Slight gains at the first of the year were overshadowed by a deep downturn in the summer. The decline was essentially a flight-to-quality phenomenon spurred by worldwide currency troubles and Russia's foreign debt default.

Relief came in the fall, when the Federal Reserve Board (the Fed) made a series of rate cuts to help calm investors' nerves. These moves, a stronger yen and falling interest rates across Asia gave investors courage to return to the region. The magnitude of response was actually much stronger than expected. Asia's markets experienced a dramatic upward reversal, led by interest-rate-sensitive sectors. The rally was short-lived, however, with most of the gain concentrated in the first half of October. While the upswing was good news for the region, it was bad news for the Fund, which had been more defensively positioned in early October.

Total return for the fiscal year ended December 31, 1998, was -14.54%. In comparison, the Morgan Stanley Capital International (MSCI) Pacific ex-Japan Index returned -6.64% over the same period.

MARKET REVIEW

During the fourth quarter, we increased the Fund's exposure to such interest-rate-sensitive sectors as land development and finance. We concentrated on opportunities in Hong Kong, Singapore, and Australia, where the banking systems are sounder than in other parts of the region. While we focused on financials to take advantage of the current lower interest-rate environment, we also maintained our exposure to stocks that are more defensive, such as utilities and telecommunications companies.

These moves, as well as our macroeconomic analysis, led us to increase our positions in Hong Kong, Korea and Taiwan. Of all the countries in the region, Korea has made some of the most impressive steps toward reform. In particular, the government has been very strict about rehabilitating its banks. We believe Korea will continue to encourage further corporate and financial reform in 1999.

We reduced our allocation to India, where political uncertainty and weak government finances have hurt market performance.

OUTLOOK

Lower inflation and falling interest rates across Asia helped the region make some important strides toward recovery in 1998. These improvements boosted investor confidence late in the year and should support equity markets in the near term. However, they may not be sufficient for a real economic recovery. The global easing in interest rates has not entirely removed the threat of weak external demand. Furthermore, Japan's recovery depends very much on the strength of policy implementation. The rehabilitation of the banking systems in the region is still in its primary stage.

Asia must still undergo what is likely to be a very long and painful period of recovery. However, the ingredients for growth are still there. Asia is still the lowest-cost, most efficient manufacturing region in the world, boasting brand-new production infrastructure, high workforce productivity, and advanced production techniques. For the aggressive, long-term investor, the Fund offers exposure to this region's potential.

PERFORMANCE SUMMARY

[CHART]

               GT Global Variable       MSCI Pacific
               New Pacific Fund         ex-Japan Index
2/10/93        $10,000                  $10,000
   6/93        $10,892                  $11,328
  12/93        $13,392                  $17,475
   6/94        $11,990                  $14,907
  12/94        $11,722                  $14,983
   6/95        $11,655                  $16,030
  12/95        $11,697                  $16,925
   6/96        $13,785                  $18,500
  12/96        $15,320                  $20,402
   6/97        $15,091                  $20,725
  12/97         $9,022                  $14,081
   6/98         $7,259                  $11,688
  12/98         $7,710                  $13,146



The chart above shows the performance of the Fund since inception, compared to the MSCI Pacific ex-Japan Index. Results for the index are for the period 1/31/93- 12/31/98. It assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses but not charges and expenses of the separate account. Past performance is no guarantee of future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

(1) On July 5, 1994, the Fund eliminated Japan from its primary investment area.

The MSCI Pacific ex-Japan Index is a market value-weighted average of the performance of 205 securities listed on five major Pacific Rim stock exchanges. It includes the effect of reinvested dividends and is measured in U.S. dollars.

Indexes are unmanaged, not available for direct investment and do not include the effect of sales charges and professional management fees.

GT GLOBAL
VARIABLE STRATEGIC INCOME FUND

TOTAL RETURNS THROUGH DECEMBER 31, 1998
Inception date: February 10, 1993

DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                    -1.98%                   -7.86%
5 Years                    3.65%                    3.31%
Life of Fund               7.21%                    7.09%

FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                    -0.61%
5 Years                    5.11%
Life of Fund               8.72%

PERFORMANCE

Bond markets, particularly non-investment grade, endured a bumpy ride during this volatile year, but the Fund managed to recover some of its previous losses and finish the fiscal year near positive territory. For the fiscal year ended December 31, 1998, the Fund posted a total return of -0.61%. Comparatively, the J.P. Morgan Global Government Bond Index had a return of 15.31% for the fiscal year, and the J.P. Morgan Emerging Markets Bond Index (Brady) returned -14.35% for the same period.

After paring our emerging market weighting, we added more U.S. investment-grade bonds, U.K. gilts (government bonds) and German bonds. We believe the economic fundamentals of those countries remain strong and provide a good measure of liquidity, safety and diversification. We increased the Fund's exposure to U.S. corporate bonds because we believe they are an attractive asset class at current spread levels.

MARKET REVIEW

Hard hit by internal economic and political strife and Japan's extensive financial problems, many emerging markets struggled to maintain currency value and avoid recession. Japan's banking system was seriously hindered by a proliferation of bad loans, causing a major withdrawal of funding from Asia-perhaps the biggest destabilizing factor in Asia this year. With Russia's bond default in August, the crisis continued to spread to other emerging markets, including Latin America. Investor sentiment in the face of this global instability caused a capital flight to safe havens as preservation of capital quickly became the leading investment objective. Investors began pulling their money out of nearly any market that was perceived to be risky, and demand for U.S. investment-grade bonds soared in due course.

Markets in the U.S. were at first largely unaffected by overseas economic uncertainty because of continued domestic growth, low inflation, and high consumer confidence. However, as the crisis in Asia grew and concerns about a slowing economy spread, U.S. markets began to stutter. Russia's woes and the collapse of several hedge funds were the last straw, and equity markets plunged in response to investors' "flight to quality and liquidity." Investment-grade bond markets jumped as a result, with the spread between U.S. Treasury securities and high-yield bonds at its widest ever while investors fled to high-quality bonds. The yield on the 30-year U.S. government bond fell from 5.95% at the beginning of 1998 to 4.71% on October 5-its lowest level since the issue came into existence in 1977. A series of three rate cuts by the Federal Reserve Board (the Fed) helped calm U.S. markets as the year came to a close.

OUTLOOK

Events have offered some positive developments that may improve attitudes about foreign markets. Japan has proposed initiatives to address the multitude of bad loans in the commercial banking system by providing public funds to shore up problem institutions. The U.S. Congress passed funding for the International Monetary Fund (IMF), and talks to extend credit to Brazil have helped to improve the emerging market debt outlook. Additional funding requests from other sovereign entities may be coming as the IMF has more resources to lend to nations in need. We remain optimistic about the income potential of overseas market debt.

The major long-term themes driving growth in Europe have sheltered it somewhat from the extreme losses felt in other parts of the world. The strict budgets and tough financial standards required for admittance to European Economic and Monetary Union (EMU) have helped Europe's governments clean up their books. Interest rates have dropped and inflation has lessened. We will be watching Europe closely in 1999 to see how the introduction of the euro affects the region as 11 bond markets are consolidated into one.

PERFORMANCE SUMMARY

[CHART]

          GT Global Variable       JP Morgan Global         JP Morgan
          Strategic Income Fund    Government Bond Index    EMBI (Brady)
2/10/93   $10,000                  $10,000                  $10,000
  12/93   $12,754                  $11,092                  $14,250
  12/94   $10,575                  $11,239                  $11,587
  12/95   $12,637                  $13,403                  $14,779
  12/96   $15,364                  $13,093                  $19,820
  12/97   $16,462                  $14,189                  $23,081
  12/98   $16,361                  $16,362                  $24,489


The chart above shows the performance of the Fund since inception compared to the J.P. Morgan Global Government Bond Index and the J.P. Morgan Emerging Markets Bond Index (Brady) for the same period. It assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses but not charges and expenses of the separate account. Past performance is no guarantee of future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

The J.P. Morgan Global Government Bond Index is a market value-weighted average of government bonds from 13 major bond markets. It includes the effect of reinvested coupons and is measured in U.S. dollars.

The J.P. Morgan Emerging Markets Bond Index (Brady) tracks total returns for traded external debt Brady bonds in the emerging markets. Brady bonds are foreign bonds collateralized by U.S. Treasury bonds.

An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

GT GLOBAL
VARIABLE TELECOMMUNICATIONS FUND

TOTAL RETURNS THROUGH DECEMBER 31, 1998
Inception date: October 18, 1993

DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                   20.42%                   14.42%
5 Years                  15.58%                   15.36%
Life of Fund             16.77%                   16.67%

FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                   22.11%
5 Years                  17.21%
Life of Fund             18.41%

PERFORMANCE

Despite an extremely volatile stock market and much concern among investors, the Fund finished the reporting period with a big push forward. For the fiscal year ended December 31, 1998, the Fund posted a total return of 22.11%. Comparatively, the MSCI World Index had a return of 24.34% for the fiscal year, and the MSCI Telecommunications Index had a return of 49.78% for the same period.

Companies that did particularly well for the Fund include Finland's Nokia, Germany's Mannesmann, Italy's Telecom Italia, and NTL from the United Kingdom. Also contributing to the Fund's success were companies from the United States such as Tele-Communications, MCI WorldCom, America Online, and SBC Communications.

MARKET REVIEW

After setting records in the first half of 1998, markets succumbed to the "Asian contagion" in July, which cast doubts on the sustainability of the long economic expansion in the United States and the boom in Europe's stock markets. Russia's bond default in August contributed to a market downturn that eventually involved even the very large, very liquid stocks that were chiefly responsible for the U.S. market's earlier rise. Many overseas markets were devastated.

Fortunately, an October rally in the U.S. stock market halted the downturn, buoyed by better-than-expected earnings reports from some companies and two back-to-back interest rate reductions by the Federal Reserve Board (the Fed). A third Fed rate cut in November helped keep the market rally going for the most part through the end of 1998.

The major long-term themes driving growth in Europe sheltered it somewhat from the extreme losses felt in other parts of the world. Many of the continent's telephone markets are now open to competition, and we believe this will lead to continued growth as new companies face less risk in going head-to-head with former monopolies.

Because of the ongoing difficulties in the emerging markets and investors' shunning of investments in smaller growth companies, we put a greater emphasis on conservative, established telecommunications service and equipment companies. We continue to believe, however, that global deregulation and innovations in technology favor a new generation of telecommunications companies because there will be an increase in competition via new products and services.

Holdings in wireless services and equipment, especially in Europe, were increased to take advantage of ongoing positive earnings in that industry. Lower calling prices and increased competition continue to help drive domestic and international growth in wireless communications. Holdings in Russia and Latin America were reduced because of economic difficulties there, while increases were made in holdings in the United Kingdom, Germany and France.

OUTLOOK

The stock market as a whole has handily recovered from its lows in 1998. Strong gains in markets overseas have contributed to the U.S. market's comeback, as has anticipation of future interest rate cuts by the Fed.

We remain optimistic that wireless services, especially in Europe, will continue to see upside surprises in subscriber additions and revenues. Now that the euro has been introduced in Europe, we will also be watching that region closely to see how European companies perform in the wake of increased competition and tougher financial standards.

PERFORMANCE SUMMARY

[CHART]

            GT Global Variable            MSCI           MSCI Telecommunications
            Telecommunications Fund       World Index    Index
10/18/93    $10,000                       $10,000        $10,000
   12/93    $10,892                        $9,899         $9,645
   12/94    $11,670                       $10,452         $9,386
   12/95    $14,432                       $12,680        $11,910
   12/96    $17,224                       $14,454        $12,923
   12/97    $19,731                       $16,800        $16,246
   12/98    $24,093                       $20,528        $24,527


The chart above shows the performance of the Fund since inception, compared to the MSCI World Index and the MSCI Telecommunications Index for the same period. It assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses but not charges and expenses of the separate account. Past performance is no guarantee of future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

The MSCI World Index is a group of unmanaged global securities listed on major world stock exchanges tracked by Morgan Stanley Capital International.

The MSCI Telecommunications Index is a market value-weighted average of the performance of securities listed on 10 major stock exchanges. It includes the effect of reinvested dividends and is measured in U.S. dollars.

Investing in a single-sector mutual fund involves greater risk and potential reward than investing in a more diversified fund.

An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

GT GLOBAL
VARIABLE U.S. GOVERNMENT INCOME FUND

TOTAL RETURNS THROUGH DECEMBER 31, 1998
Inception Date: February 10, 1993

DIVISION PERFORMANCE

AVERAGE                  WITHOUT             WITH APPLICABLE
ANNUALIZED          SURRENDER CHARGE         SURRENDER CHARGE
1 Year                     7.55%                     .55%
5 Years                    3.90%                    3.56%
Life of Fund               4.17%                    4.03%

FUND PERFORMANCE
AVERAGE ANNUALIZED
1 Year                     9.06%
5 Years                    5.36%
Life of Fund               5.64%

PERFORMANCE

Despite an environment rife with turmoil and volatility, the GT Global Variable U.S. Government Income Fund stayed in line with its primary objective of providing a steady flow of income while preserving capital. For the fiscal year ended December 31, 1998, the Fund's total return was 9.06%.

MARKET REVIEW

In general, the reporting period was a tumultuous one as the Asian economic crisis that began in the latter half of 1997 spent 1998 intermittently wreaking havoc in both equity and fixed income markets. Certainly this was most evident in August and September when a combination of factors stemming from Asia--including the recession in Japan, currency and debt struggles in Russia, and the near collapse of the hedge fund Long-Term Capital--resulted in a fear-driven global flight from all forms of investment risk.

In a matter of weeks aspirations for total returns were replaced with those of preservation of capital. Investors abandoned riskier securities, causing equity and nongovernment bond markets around the world to tumble. The only beneficiaries of this volatile investment environment were the government bond markets in the United States and the industrialized nations in Europe. As these securities are backed by the full faith and credit of their governments, they were viewed as a safe haven throughout this time of unrest. As these are the types of securities targeted by the Fund, we were able to reap some benefits during this time of market turbulence.

Markets eventually rebounded after a series of interest rate cuts by the Federal Reserve Board (the Fed). However the effects of the market sell-off left many investors wary. As investors had watched the value of riskier securities plummet, many saw fit to diversify their assets by adding a relatively more stable asset in their portfolio, like the GT Global Variable U.S. Government Income Fund, to dampen market volatility.

OUTLOOK

While it appeared at the mid-point of this year that the robust economic growth might result in an increase in the federal funds rate, it soon became apparent that Asia's economic struggles and their effects on the global marketplace would not allow for such action. Instead, the Fed cut short-term rates by 0.75% in the final months of 1998 to enhance worldwide liquidity. In addition, the Fed has made it clear that it would not hesitate to lower rates again if need dictates. Uncertainty still remains regarding Japan and the emerging markets of Asia and Latin America, specifically in China and Brazil. As in 1998, the devaluation of a currency or a similar economic crisis could result in investors rushing back into the U.S. Treasury market and additional rate cuts.

On the domestic front, most analysts expect a slowdown in U.S. economic growth and a continuation of relatively low inflation. Historically, these conditions have proven beneficial for bond investors. Regardless of what the coming year may bring, GT Global Variable U.S. Government Income Fund will strive to tailor the portfolio to market conditions as they change throughout the coming year. In doing so, the Fund will endeavor to provide the same stability and level of income it has in the past.

PERFORMANCE SUMMARY

[CHART]

               GT Global Variable       JP Morgan
               U.S. Government          U.S. Government
               Income Fund              Bond Index
2/10/93        $10,000                  $10,000
  12/93        $10,638                  $10,792
  12/94         $9,971                  $10,479
  12/95        $11,440                  $12,296
  12/96        $11,695                  $12,658
  12/97        $12,666                  $13,924
  12/98        $13,813                  $15,351


The chart above shows the performance of the Fund since inception, compared to the J.P. Morgan U.S. Government Bond Index for the same time period. It assumes a hypothetical $10,000 initial investment in the Fund and reflects all Fund expenses but not charges and expenses of the separate account. Past performance is no guarantee of future results.



MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

The J.P. Morgan U. S. Government Bond Index is a market-value-weighted index of
U. S. Treasury issues with remaining maturities of at least one year. It includes the effect of reinvested coupons and is measured in U.S. dollars.

Indexes are unmanaged, not available for direct investment and do not include the effects of sales charges and professional management fees.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

GT GLOBAL
ALLOCATOR

FUNDS'
FINANCIAL
STATEMENTS

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                            PRINCIPAL       VALUE        % OF NET
FIXED INCOME INVESTMENTS                                        CURRENCY     AMOUNT       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Government & Government Agency Obligations (59.7%)
  Algeria (1.0%)
    Algeria Tranche 1 Loan Assignment, 6.625% due 9/4/06+ ....   USD           500,000   $   225,000         1.0
  Argentina (2.9%)
    Republic of Argentina:
      11% due 12/4/05 - 144A{.} ..............................   USD           180,000       179,550         0.8
      11% due 10/9/06 ........................................   USD           134,000       132,828         0.6
      Discount Bond, 6.0625% due 3/31/23+ ....................   USD           150,000       111,188         0.5
      Global Bond, 11.375% due 1/30/17 .......................   USD           110,000       110,275         0.5
      I.O. Strip, 12.11% due 4/10/05 .........................   USD           115,000       104,938         0.5
  Brazil (0.9%)
    Brazil Floating Rate Discount Note, 6.125% due
     4/15/24+ ................................................   USD           325,000       194,188         0.9
  Bulgaria (1.9%)
    Republic of Bulgaria:
      Discounted Bond Series A, 6.6875% due 7/28/24 -
       Euro+ .................................................   USD           397,000       278,893         1.3
      Front Loaded Interest Reduction Bond Series A, 2.5%
       (2.75% at 7/99) due 7/28/12++ .........................   USD           218,000       124,941         0.6
  Canada (1.0%)
    Canadian Government, 6% due 6/1/08 .......................   CAD           300,000       212,294         1.0
  Colombia (0.9%)
    Republic of Colombia:
      8.625% due 4/1/08 ......................................   USD           179,000       153,045         0.7
      7.27% due 6/15/03 - 144A{.} ............................   USD            55,000        47,025         0.2
  Denmark (2.4%)
    Kingdom of Denmark, 7% due 11/10/24 ......................   DKK         2,600,000       523,432         2.4
  Germany (14.2%)
    Deutschland Republic:
      6% due 1/5/06 ..........................................   DEM         2,180,000     1,491,100         6.8
      6.5% due 7/4/27 ........................................   DEM           920,000       690,147         3.1
      6.5% due 10/14/05 ......................................   DEM           700,000       489,672         2.2
      6% due 7/4/07 ..........................................   DEM           670,000       463,844         2.1
  Greece (1.7%)
    Hellenic Republic:
      8.8% due 6/19/07 .......................................   GRD        50,000,000       198,849         0.9
      9.2% due 3/21/02 .......................................   GRD        50,000,000       184,616         0.8
  Italy (4.3%)
    Italian Government, 7.25% due 11/1/26 ....................   ITL       780,000,000       634,596         2.9
    Italian Buoni Poliennali Del Tesoro (BTPS), 8.5% due
     1/1/04 ..................................................   ITL       420,000,000       313,022         1.4
  Ivory Coast (1.2%)
    Ivory Coast:
      1.9% due 3/29/18 .......................................   FRF         3,851,250       186,034         0.8
      2% due 3/29/18 .........................................   USD           296,250        87,564         0.4
  Korea (1.1%)
    Korea Republic Restructured Debt, 8.281% due 4/8/00 ......   USD           250,000       239,375         1.1
  Mexico (0.6%)
    United Mexican States, 9.875% due 1/15/07 ................   USD           131,000       129,526         0.6

    The accompanying notes are an integral part of the financial statements.

                                       F1

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                            PRINCIPAL       VALUE        % OF NET
FIXED INCOME INVESTMENTS                                        CURRENCY     AMOUNT       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Government & Government Agency Obligations (Continued)
  Netherlands (1.1%)
    Netherlands Government Bond, 5.5% due 1/15/28 ............   NLG           400,000   $   236,184         1.1
  Peru (1.7%)
    Republic of Peru, Past Due Interest Bond, 4.00% (4.50% at
     7/99) due 3/7/17++ ......................................   USD           584,000       369,380         1.7
  Russia (0.2%)
    Bank for Foreign Economic Affairs (Venesheconombank)
     Principal Loans, 6.625% due 12/15/20+ ...................   USD           667,458        43,385         0.2
    Russian Ministry of Finance #6, due 5/14/06 GDR -
     144A{.} .................................................   USD             9,000           653          --
  Turkey (0.4%)
    Republic of Turkey, 12% due 12/15/08 .....................   USD            96,000        95,520         0.4
  United Kingdom (10.0%)
    United Kingdom Treasury, 9% due 10/13/08 .................   GBP           970,000     2,200,798        10.0
  United States (12.2%)
    United States Treasury:
      6.375% due 8/15/27{./} .................................   USD         1,660,000     1,909,225         8.7
      4.25% due 11/15/03 .....................................   USD           300,000       296,227         1.3
      4.75% due 11/15/08 .....................................   USD           170,000       171,381         0.8
    Federal National Mortgage Association, 7.25% due
     6/20/02 .................................................   NZD           550,000       298,589         1.4
                                                                                         -----------
Total Government & Government Agency Obligations (cost
 $13,455,718) ................................................                            13,127,284
                                                                                         -----------
Corporate Bonds (26.7%)
  Argentina (1.9%)
    Telefonica de Argentina, 9.125% due 5/7/08 - Reg S{c} ....   USD           245,000       226,652         1.0
    YPF S.A., 10% due 11/2/28 ................................   USD            95,000        97,969         0.4
    Supercanal Holdings S.A., 11.5% due 5/15/05 - Reg S{c} ...   USD           100,000        57,500         0.3
    Mastellone Hermanos S.A., 11.75% due 4/1/08 - 144A{.} ....   USD            53,000        42,798         0.2
  Brazil (0.2%)
    Banco Hipotecario Espana, 10% due 4/17/03 - 144A{.} ......   USD            53,000        48,760         0.2
  Cayman Islands (0.5%)
    Nacional Financiera SNC, 8.649% due 12/1/00 - Euro 144A+
     {.} .....................................................   USD           105,000       106,050         0.5
  Colombia (0.1%)
    Financiera Energia Nacional, 9.375% due 6/15/06 - Reg
     S{c} ....................................................   USD            30,000        25,200         0.1
  Germany (0.6%)
    Bayerische Landesbank NY, 5.875% due 12/1/08 .............   USD           140,000       143,163         0.6
  Jamaica (0.1%)
    Mechala Group Jamaica, 12.75% due 12/30/99 - Reg S{c} ....   USD            44,000        30,800         0.1
  Mexico (4.1%)
    Petroleos Mexicanos:
      8.85% due 9/15/07 - 144A{.} ............................   USD           180,000       162,000         0.7
      9.375% due 12/2/08 - 144A{.} ...........................   USD           130,000       129,675         0.6
      9.25% due 3/30/18 - 144A{.} ............................   USD           160,000       128,800         0.6
    Banco Nacional Comercio Exte., 8% due 7/18/02 - Reg
     S{c} ....................................................   USD           153,000       149,940         0.7

    The accompanying notes are an integral part of the financial statements.

                                       F2

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                            PRINCIPAL       VALUE        % OF NET
FIXED INCOME INVESTMENTS                                        CURRENCY     AMOUNT       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Corporate Bonds (Continued)
    Monterrey Power, S.A. de C.V., 9.625% due 11/15/09 -
     144A{.} .................................................   USD           193,000   $   148,610         0.7
    Dine, S.A. de C.V., 8.75% due 10/15/07 - 144A{.} .........   USD            90,000        72,450         0.3
    Grupo Industrial Durango, S.A., 12.625% due 8/1/03 .......   USD            50,000        44,125         0.2
    Cemex Valenciana, 9.66% due 12/29/49 .....................   USD            40,000        36,200         0.2
    Grupo Azucarero Mexico, 11.5% due 1/15/05 - Reg S{c} .....   USD            50,000        19,000         0.1
  Netherlands (0.6%)
    TPSA Finance BV, 7.75% due 12/10/08 - 144A{.} ............   USD           126,000       124,268         0.6
  Russia (0.2%)
    Lukinter Finance BV Convertible, 3.5% due 5/6/02 -
     144A{.} .................................................   USD            94,000        34,310         0.2
    Mosenergo Finance BV, 8.375% due 10/9/02 - 144A{.} .......   USD            67,000        11,725          --
  United Kingdom (0.4%)
    Colt Telecom Group PLC, 7.625% due 7/31/08 ...............   DEM           150,000        89,058         0.4
  United States (18.0%)
    Comcast Cable Communications, 6.2% due 11/15/08 ..........   USD           300,000       305,994         1.4
    Xerox Corp., 5.5% due 11/15/03 ...........................   USD           300,000       300,834         1.4
    Ford Motor Credit Corp., 5.25% due 6/16/08 ...............   DEM           320,000       200,895         0.9
    Unisys Corp., 7.875% due 4/1/08 ..........................   USD           150,000       159,938         0.7
    Chase Manhattan Corp., 6.25% due 1/15/06 .................   USD           152,000       157,318         0.7
    Lenfest Communications, 8.25% due 2/15/08 - 144A{.} ......   USD           150,000       157,125         0.7
    Lin Television Corp., 8.375% due 3/1/08 - 144A{.} ........   USD           150,000       151,313         0.7
    General Motors Acceptance Corp., 6.625% due 10/15/05 .....   USD           143,000       150,998         0.7
    Engle Homes, Inc., 9.25% due 2/1/08 ......................   USD           150,000       150,750         0.7
    Hollywood Casino Corp., 12.75% due 11/1/03 ...............   USD           125,000       133,750         0.6
    Riddell Sports, Inc., 10.5% due 7/15/07 ..................   USD           135,000       128,242         0.6
    Smithfield Foods, Inc., 7.625% due 2/15/08 ...............   USD           125,000       126,250         0.6
    Graham Packaging/GPC Capital, 8.75% due 1/15/08 -
     144A{.} .................................................   USD           125,000       125,625         0.6
    Trump Atlantic Association Funding, Inc., 11.25% due
     5/1/06 ..................................................   USD           135,000       118,800         0.5
    Cendant Corp., 7.75% due 12/1/03 .........................   USD           100,000       101,216         0.5
    United Stationers Supply, 8.375% due 4/15/08 - 144A{.} ...   USD           100,000       100,250         0.5
    Drypers Corp. Series B, 10.25% due 6/15/07 ...............   USD            90,000        87,750         0.4
    Loews Cineplex Entertainment, 8.875% due 8/1/08 -
     144A{.} .................................................   USD            75,000        77,813         0.4
    Circus Circus Enterprise, 9.25% due 12/1/05 ..............   USD            75,000        77,794         0.3
    Fisher Scientific International, 9% due 2/1/08 ...........   USD            75,000        75,000         0.3
    Chancellor Media Corp., 8.125% due 12/15/07 - 144A{.} ....   USD            75,000        74,813         0.3
    PSINET, Inc., 10% due 2/15/05 ............................   USD            75,000        74,625         0.3
    Viasystems, Inc., 9.75% due 6/1/07 .......................   USD            75,000        70,125         0.3
    U.S. Filter Corp., 4.5% due 12/15/01 .....................   USD            73,000        69,168         0.3
    Niagara Mohawk Power, 7.375% due 7/1/03 ..................   USD            65,000        66,632         0.3
    Penn National Gaming, Inc., 10.625% due 12/15/04 -
     144A{.} .................................................   USD            55,000        58,025         0.3
    Duane Reade, Inc., 9.25% due 2/15/08 .....................   USD            55,000        56,925         0.3
    Eagle Family Foods, 8.75% due 1/15/08 - 144A{.} ..........   USD            60,000        56,850         0.3
    Norampac, Inc., 9.5% due 2/1/08 - 144A{.} ................   USD            55,000        56,100         0.3
    Allbritton Communication, 8.875% due 2/1/08 - 144A{.} ....   USD            55,000        55,000         0.2
    International Home Foods, 10.375% due 11/1/06 ............   USD            50,000        54,375         0.2
    Revlon Consumer Products, 8.625% due 2/2/08 - 144A{.} ....   USD            55,000        50,875         0.2

    The accompanying notes are an integral part of the financial statements.

                                       F3

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                            PRINCIPAL       VALUE        % OF NET
FIXED INCOME INVESTMENTS                                        CURRENCY     AMOUNT       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Corporate Bonds (Continued)
    Syratech Corp., 11% due 4/15/07{.} .......................   USD            60,000   $    48,900         0.2
    Salton/Maxim Housewares, 10.75% due 12/15/05 - 144A{.} ...   USD            45,000        45,506         0.2
    Park Place Entertainment, 7.875% due 12/15/05 -
     144A{.} .................................................   USD            45,000        45,281         0.2
    Healthsouth Corp., 3.25% due 4/1/03 ......................   USD            50,000        42,750         0.2
    Delco Remy International, Inc., 8.625% due 12/15/07 ......   USD            40,000        41,200         0.2
    BTI Telecommunications Corp., 10.5% due 9/15/07 -
     144A{.} .................................................   USD            55,000        40,975         0.2
    Hayes Lemmerz International, Inc., 8.25% due 12/15/05 -
     144A{.} .................................................   USD            40,000        40,000         0.2
    Pillowtex Corp., 9% due 12/15/07 - 144A{.} ...............   USD            25,000        25,875         0.1
    ACME Metal, Inc., 10.875% due 12/15/07 - 144A(::) {.} ....   USD            45,000         6,075          --
                                                                                         -----------
Total Corporate Bonds (cost $6,120,826) ......................                             5,896,783
                                                                                         -----------
Mortgage Backed (7.2%)
  Denmark (1.4%)
    Realkredit Danmark, 6% due 10/1/26 .......................   DKK         1,904,000       298,991         1.4
  United States (5.8%)
    Government National Mortgage Association TBA Pass Thru
     Pool, due 1/15/29{*} ....................................   USD         1,300,000     1,288,625         5.8
                                                                                         -----------
Total Mortgage Backed (cost $1,540,127) ......................                             1,587,616
                                                                                         -----------
Structured Notes (0.5%)
  Korea (0.5%)
    Fixed Rate Trust Certificate 13.55% due 2/15/02 (Issued by
     a newly created Delaware Business Trust, collateralized
     by triple A paper. This trust certificate has a credit
     risk component linked to the value of a referenced
     security: Korean Development[::] (Cost $130,000) ........   USD           130,000       102,700         0.5
                                                                                         -----------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $21,246,671) ............                            20,714,383        94.1
                                                                                         -----------       -----


                                                                             NO. OF         VALUE        % OF NET
WARRANTS                                                        COUNTRY     WARRANTS      (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
  Republic of Argentina Global Bond Warrants, 11% due 12/3/99
   (cost $0) .................................................   ARG               180         8,640          --
                                                                                         -----------       -----
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS


                                                                            PRINCIPAL       VALUE        % OF NET
SHORT-TERM INVESTMENTS                                          CURRENCY     AMOUNT       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Commercial Paper - Discounted (5.9%)
  United States (5.9%)
    GE Capital, effective yield 5.25%, due 1/21/99 ...........   USD         1,300,000     1,296,136         5.9
                                                                                         -----------
Total Commercial Paper - Discounted (cost $1,296,136) ........                             1,296,136
                                                                                         -----------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $1,296,136) ...............                             1,296,136         5.9
                                                                                         -----------       -----

    The accompanying notes are an integral part of the financial statements.

                                       F4

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated December 31, 1998 with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%,
   collateralized by $695,000 U.S. Treasury Notes, 7.75% due
   12/31/99 (market value of collateral is $715,633, including
   accrued interest)(cost $698,000)  .........................                           $   698,000         3.2
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $23,240,807)  * ......................                            22,717,159       103.2
Other Assets and Liabilities .................................                              (695,314)       (3.2)
                                                                                         -----------       -----

NET ASSETS ...................................................                           $22,021,845       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

       [::] Certain events may cause the contract to terminate prior to date shown.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          + The coupon rate shown on floating rate note represents the rate at period end.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
        {*}  Purchased on a forward commitment basis.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for when issued or derivative instruments.
          * For Federal income tax purposes, cost is $23,399,273 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     629,172
                 Unrealized depreciation:            (1,311,286)
                                                  -------------
                 Net unrealized depreciation:     $    (682,114)
                                                  -------------
                                                  -------------

    Abbreviation:
    GDR--Global Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING

                                          MARKET VALUE                            UNREALIZED
                                             (U.S.         CONTRACT    DELIVERY  APPRECIATION
CONTRACTS TO SELL:                          DOLLARS)        PRICE        DATE    (DEPRECIATION)
----------------------------------------  ------------   ------------  --------  --------------
Canadian Dollars........................      209,194         1.54785   3/18/99   $   (2,455)
French Francs...........................      161,647         5.45470   3/18/99        3,348
                                          ------------                           ------------
    Total Contracts to Sell (Receivable
     amount $371,734)...................      370,841                                    893
                                          ------------                           ------------
THE VALUE OF CONTRACTS TO SELL AS PERCENTAGE OF NET ASSETS IS 1.68%.
    Total Open Forward Foreign Currency
     Contracts..........................                                          $      893
                                                                                 ------------
                                                                                 ------------

-----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                             PRINCIPAL      VALUE        % OF NET
FIXED INCOME INVESTMENTS                                         CURRENCY     AMOUNT       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Government & Government Agency Obligations (81.1%)
  Canada (1.8%)
    Canadian Government, 6% due 6/1/08 ........................   CAD           230,000   $  162,759         1.8
  Denmark (10.6%)
    Kingdom of Denmark Bullet, 6% due 11/15/09 ................   DKK         5,200,000      933,025        10.6
  Germany (10.8%)
    Deutschland Republic:
      6% due 7/4/07 ...........................................   DEM         1,020,000      706,150         8.0
      6.5% due 10/14/05 .......................................   DEM           250,000      174,883         2.0
      6% due 1/5/06 ...........................................   DEM           105,000       71,819         0.8
  Greece (3.6%)
    Hellenic Republic:
      8.8% due 6/19/07 ........................................   GRD        50,000,000      198,849         2.3
      9.2% due 3/21/02 ........................................   GRD        30,000,000      110,769         1.3
  Italy (9.3%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      7.25% due 1/1/26 ........................................   ITL       610,000,000      496,287         5.6
      8.5% due 1/1/04 .........................................   ITL       440,000,000      327,928         3.7
  Netherlands (1.8%)
    Netherlands Government Bond, 5.5% due 1/15/28 .............   NLG           275,000      162,376         1.8
  United Kingdom (9.3%)
    United Kingdom Treasury, 9% due 10/13/08 ..................   GBP           360,000      816,791         9.3
  United States (32.8%)
    United States Treasury:
      5.625% due 5/15/08 ......................................   USD         1,515,000    1,617,055        18.4
      6.375% due 8/15/27{./} ..................................   USD           740,000      851,405         9.7
      4.75% due 11/15/08 ......................................   USD           280,000      282,275         3.2
    Federal National Mortgage Association, 6.375% due
     8/15/07 ..................................................   AUD           200,000      129,119         1.5
  Uruguay (1.1%)
    Republic of Uruguay, 7.875% due 7/15/27 - 144A{.} .........   USD           100,000       98,000         1.1
                                                                                          ----------
Total Government & Government Agency Obligations (cost
 $7,015,142) ..................................................                            7,139,490
                                                                                          ----------
Corporate Bonds (10.0%)
  Germany (2.0%)
    Bayerische Landesbank NY, 5.875% due 12/1/08 ..............   USD           100,000      102,259         1.2
    Kredit Fuer Wiederaufbau International Finance, 7.25% due
     7/16/07 ..................................................   AUD           100,000       67,831         0.8
  Tunisia (2.3%)
    Banque Centrais de Tunisie, 8.25% due 9/19/27 .............   USD           250,000      207,049         2.3
  United Kingdom (4.3%)
    SBC Jersey, 8.75% due 6/20/05 .............................   GBP           200,000      380,552         4.3
  United States (1.4%)
    Ford Motor Credit Corp., 5.25% due 6/16/08 ................   DEM           190,000      119,282         1.4
                                                                                          ----------
Total Corporate Bonds (cost $882,222) .........................                              876,973
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                                       F6

                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                             PRINCIPAL      VALUE        % OF NET
FIXED INCOME INVESTMENTS                                         CURRENCY     AMOUNT       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Mortgage Backed (6.5%)
  Denmark (2.8%)
    Realkredit Danmark, 6% due 10/1/26 ........................   DKK         1,596,000   $  250,624         2.8
  United States (3.7%)
    Government National Mortgage Association TBA Pass Thru
     Pool, due 1/15/29{*} .....................................   USD           275,000      272,594         3.1
    Federal Home Loan Mortgage Association Pool #E62449, 8.5%
     due 3/1/10 ...............................................   USD            48,446       50,217         0.6
                                                                                          ----------
Total Mortgage Backed (cost $553,986) .........................                              573,435
                                                                                          ----------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $8,451,350) ..............                            8,589,898        97.6
                                                                                          ----------       -----

                                                                             PRINCIPAL      VALUE        % OF NET
SHORT-TERM INVESTMENTS                                           CURRENCY     AMOUNT       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Commercial Paper - Discounted (3.1%)
  United States (3.1%)
    General Electric Capital Corp., effective yield 5.25%, due
     1/21/99
     (cost $274,133) ..........................................   USD           275,000      274,133         3.1
                                                                                          ----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                       (NOTE 1)       ASSETS
---------------------------------------------------------------                           ----------   -------------
  Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%,
   collateralized by $130,000 U.S. Treasury Bonds, 6.75% due
   8/15/26 (market value of collateral is $158,681, including
   accrued interest).(cost $151,000)  .........................                              151,000         1.7
                                                                                          ----------       -----

TOTAL INVESTMENTS (cost $8,876,483)  * ........................                            9,015,031       102.4
Other Assets and Liabilities ..................................                             (214,340)       (2.4)
                                                                                          ----------       -----

NET ASSETS ....................................................                           $8,800,691       100.0
                                                                                          ----------       -----
                                                                                          ----------       -----

--------------

        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities. See Note 1 to the financial statements.
        {*}  Purchased on a forward commitment basis.
          * For Federal income tax purposes, cost is $8,876,483 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     287,545
                 Unrealized depreciation:              (148,997)
                                                  -------------
                 Net unrealized appreciation:     $     138,548
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACT OUTSTANDING
                               DECEMBER 31, 1998

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACT TO SELL:                         (U.S. DOLLARS)      PRICE       DATE     DEPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Canadian Dollars........................       156,896         1.54785   3/18/99   $    (1,842)
                                          --------------                          --------------
  Total Contract to Sell (Receivable
   amount $155,054).....................       156,896                                  (1,842)
                                          --------------                          --------------
THE VALUE OF CONTRACT TO SELL AS
 PERCENTAGE OF NET ASSETS IS 1.78%.
  Total Open Forward Foreign Currency
   Contract.............................                                           $    (1,842)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                             PRINCIPAL      VALUE        % OF NET
FIXED INCOME INVESTMENTS                                         CURRENCY     AMOUNT       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Government & Government Agency Obligations (65.9%)
  United States Treasury:
    7.625% due 2/15/25 ........................................   USD         1,050,000   $1,381,511        18.7
    9.25% due 2/15/16 .........................................   USD           600,000      861,680        11.7
    5.625% due 5/15/08 ........................................   USD           300,000      320,209         4.3
  Federal Home Loan Mortgage Corp., 5.75% due 7/15/03 .........   USD         1,300,000    1,335,607        18.1
  Tennessee Valley Authority Series A, 6.375% due 6/15/05 .....   USD           400,000      423,250         5.7
  Student Loan Marketing Assoc., 7.5% due 3/8/00 ..............   USD           350,000      360,406         4.9
  Federal National Mortgage Association, 6.8% due 1/10/03 .....   USD            90,000       95,446         1.3
  Financial Assistance Corp., 9.375% due 7/21/03 ..............   USD            75,000       87,843         1.2
                                                                                          ----------
Total Government & Government Agency Obligations (cost
 $4,719,931) ..................................................                            4,865,952
                                                                                          ----------
Mortgage Backed (26.1%)
  Federal National Mortgage Association:
    Pool #398668, 6.5% due 9/1/27 .............................   USD           308,167      310,383         4.2
    Pool #363939, 7% due 3/1/04 ...............................   USD           124,630      127,317         1.7
    Pool #356801, 6% due 12/1/08 ..............................   USD           106,578      107,045         1.5
  Mortgage Index Amortizing Trust, 6.682% due 8/25/04 .........   USD           500,000      501,206         6.8
  FHLM Corporation Gold Pool #E72223, 6% due 9/1/13 ...........   USD           494,634      496,335         6.7
  Government National Mortgage Association:
    Pool # 780523, 7.5% due 3/15/08 ...........................   USD           219,072      227,013         3.1
  Federal Home Loan Mortgage Corp. Series 1462 PL due
   7/15/21 ....................................................   USD           155,000      158,426         2.1
                                                                                          ----------
Total Mortgage Backed (cost $1,911,230) .......................                            1,927,725
                                                                                          ----------
Supranational Bonds (7.7%)
  International Bank of Reconstruction & Development, 5.25% due
   9/16/03 ....................................................   USD           350,000      352,625         4.8
  Asian Development Bank, 8% due 4/30/01 ......................   USD           200,000      210,806         2.9
                                                                                          ----------
Total Supranational Bonds (cost $529,321) .....................                              563,431
                                                                                          ----------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $7,160,482) ..............                            7,357,108        99.7
                                                                                          ----------       -----


                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                       (NOTE 1)       ASSETS
---------------------------------------------------------------                           ----------   -------------
  Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%,
   collateralized by $30,000 U.S. Treasury Bonds, 8.88% due
   8/15/17 (market value of collateral is $43,177, including
   accrued interest) (cost $40,000)  ..........................                               40,000         0.5
                                                                                          ----------       -----

TOTAL INVESTMENTS (cost $7,200,482)  * ........................                            7,397,108       100.2
Other Assets and Liabilities ..................................                              (15,937)       (0.2)
                                                                                          ----------       -----

NET ASSETS ....................................................                           $7,381,171       100.0
                                                                                          ----------       -----
                                                                                          ----------       -----

--------------

          * For Federal income tax purposes, cost is $7,200,482 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     212,935
                 Unrealized depreciation:               (16,309)
                                                  -------------
                 Net unrealized appreciation:     $     196,626
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                     GT GLOBAL VARIABLE LATIN AMERICA FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Telephone (20.7%)
  Telecomunicacoes Brasileiras S.A. - Telebras: ...............   BRZL               --           --         8.2
    Preferred - ADR{\/} .......................................   --              5,740   $  417,226          --
    Common ....................................................   --              8,793      393,043          --
  Carso Global Telecom "A1"-/- ................................   MEX            96,300      324,891         3.3
  Nortel Inversora S.A. - ADR{\/} .............................   ARG            19,400      310,400         3.1
  Telecomunicacoes de Sao Paulo S.A. - TELESP: ................   BRZL               --           --         2.2
    Common-/- .................................................   --              1,428      122,940          --
    Preferred .................................................   --                736      100,375          --
  Telefonica de Argentina S.A. - ADR{\/} ......................   ARG             4,300      120,131         1.2
  Tele Centro Sul Participacoes S.A. - ADR{\/}-/- .............   BRZL            2,500      104,531         1.1
  Telesp Participacoes S.A.-/- ................................   BRZL            7,365       94,495         1.0
  Tele Norte Leste Participacoes S.A. - Preferred-/- ..........   BRZL            5,165       64,563         0.6
                                                                                          ----------
                                                                                           2,052,595
                                                                                          ----------
Electric Companies (15.3%)
  Enersis S.A. - ADR{\/} ......................................   CHLE           11,800      304,588         3.1
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ......   BRZL           12,583      239,538         2.4
  Companhia de Eletricidade do Estado da Bahia - COELBA .......   BRZL            4,960      168,303         1.7
  Companhia Paranaense de Energia (Copel): ....................   BRZL               --           --         1.7
    ADR{\/} ...................................................   --             13,673       97,420          --
    Common ....................................................   --             11,938       68,189          --
  C.A. La Electricidad de Caracas - ADR{\/} ...................   VENZ            7,153      152,001         1.5
  Eletricidade de Sao Paulo S.A. ..............................   BRZL            2,900      134,454         1.4
  Gener S.A. - ADR{\/} ........................................   CHLE            7,764      124,224         1.3
  Empresa Nacional de Electricidad S.A. - ADR{\/} .............   CHLE            9,100      103,513         1.0
  Light - Servicos de Eletricidade S.A. .......................   BRZL              572       69,582         0.7
  Companhia Paulista de Forca e Luz-/- ........................   BRZL              430       30,969         0.3
  Empresa Bandeirante de Energia S.A.-/- ......................   BRZL            1,336       14,381         0.1
  C.A. La Electridad de Caracas ...............................   VENZ           14,348        6,199         0.1
                                                                                          ----------
                                                                                           1,513,361
                                                                                          ----------
Beverages-Alcoholic (8.1%)
  Fomento Economico Mexicano, S.A. de C.V. - ADR{\/} ..........   MEX            18,100      481,913         4.9
  Compania Cervecerias Unidas S.A. - ADR{\/} ..................   CHLE           10,300      198,275         2.0
  Quilmes Industrial S.A. (Quinsa) - ADR{\/} ..................   LUX            13,300      123,856         1.2
  Cerveceria Backus & Johnston S.A. ...........................   PERU            6,244        2,058          --
                                                                                          ----------
                                                                                             806,102
                                                                                          ----------
Manufacturing-Diversified (6.8%)
  Grupo Carso S.A. de C.V. "A1"-/- ............................   MEX            83,800      284,412         2.9
  Desc S.A. de C.V. - ADR{\/} .................................   MEX             8,070      154,843         1.6
  Alpha, S.A. de C.V. "A" .....................................   MEX            42,200      112,533         1.1
  Grupo Industrial Saltillo, S.A. de C.V. "B" .................   MEX            34,200       85,327         0.9
  Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS .........   BRZL           15,300       33,817         0.3
                                                                                          ----------
                                                                                             670,932
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                                       F9

                     GT GLOBAL VARIABLE LATIN AMERICA FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Banks-Regional (6.3%)
  Uniao de Bancos Brasileiros S.A. (Unibanco) Units{\/}{=} ....   BRZL        7,525,500   $  217,299         2.2
  Banco de Galicia y Buenos Aires S.A. de C.V. - ADR{\/} ......   ARG            11,543      203,447         2.0
  Bansud S.A. "B"-/- ..........................................   ARG            22,700       97,476         1.0
  Banco de A. Edwards - ADR{\/} ...............................   CHLE            5,777       63,547         0.6
  Banco Latinoamericano de Exportaciones, S.A. "E"{\/} ........   PAN             2,713       45,104         0.5
                                                                                          ----------
                                                                                             626,873
                                                                                          ----------
Financial-Diversified (6.1%)
  Administradora de Fondos de Peniones Provida S.A. -
   ADR{\/} ....................................................   CHLE           13,181      177,120         1.8
  Quinenco S.A. - ADR{\/} .....................................   CHLE           14,800      118,400         1.2
  Grupo Financiero Banorte, S.A. de C.V. "B"-/- ...............   MEX           132,000      113,333         1.1
  Grupo Financiero Banamex Accival, S.A. de C.V. (Banacci)
   "B"-/- .....................................................   MEX            83,980      110,107         1.1
  Credicorp Ltd. - ADR{\/}-/- .................................   PERU            9,640       86,760         0.9
                                                                                          ----------
                                                                                             605,720
                                                                                          ----------
Oil & Gas-Exploration & Production (4.3%)
  Petroleo Brasileiro S.A. (Petrobras) Preferred ..............   BRZL            3,347      379,541         3.8
  Harken Energy Corp.-/- ......................................   US             27,890       54,037         0.5
                                                                                          ----------
                                                                                             433,578
                                                                                          ----------
Construction-Cement & Aggregates (3.8%)
  Apasco, S.A. de C.V. ........................................   MEX            54,100      190,716         1.9
  Corporacion GEO, S.A. de C.V. "B"-/- ........................   MEX            26,000       72,222         0.7
  Grupo Cementos de Chihuahua, S.A. de C.V. "B" ...............   MEX           128,500       61,654         0.6
  Corporacion Venezolana de Cementos S.A.C.A.: ................   VENZ               --           --         0.5
    "A" .......................................................   --             45,516       29,860          --
    "B" .......................................................   --             30,088       20,005          --
  Companhia Cimento Portland Itau-/- ..........................   BRZL               68        7,740         0.1
                                                                                          ----------
                                                                                             382,197
                                                                                          ----------
Entertainment (2.8%)
  Grupo Televisa S.A. - GDR{\/}-/- ............................   MEX            11,400      281,438         2.8
                                                                                          ----------
Paper & Forest Products (2.7%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ..................   MEX            64,700      205,864         2.1
  Votorantim Celulose e Papel S.A.-/- .........................   BRZL            5,700       61,341         0.6
                                                                                          ----------
                                                                                             267,205
                                                                                          ----------
Iron & Steel (2.5%)
  Companhia Vale de Rio Doce "A" - Preferred ..................   BRZL           17,000      218,129         2.2
  Caemi Mineracao E Metalurgia S.A. - Preferred ...............   BRZL            1,356       27,502         0.3
                                                                                          ----------
                                                                                             245,631
                                                                                          ----------
Chemicals (2.3%)
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} ...........   CHLE            6,800      229,075         2.3
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                                      F10

                     GT GLOBAL VARIABLE LATIN AMERICA FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
--------------------------------------------------------------- --------   -----------   ----------   -------------
Metal Mining (2.3%)
  Industrias Penoles S.A. (CP) ................................   MEX            58,600   $  177,576         1.8
  Grupo Mexico S.A. "B" .......................................   MEX            23,100       51,333         0.5
                                                                                          ----------
                                                                                             228,909
                                                                                          ----------
Banks-Major Regional (2.0%)
  Banco Rio de La Plata S.A. - ADR{\/} ........................   ARG            15,100      196,300         2.0
                                                                                          ----------
Investment Management (1.8%)
  Itausa - Investimentos Itau S.A. - Preferred ................   BRZL          317,325      176,000         1.8
                                                                                          ----------
Telecommunications-Long Distance (1.6%)
  Embratel Participacoes S.A. - Preferred-/- ..................   BRZL           11,800      161,176         1.6
                                                                                          ----------
Water Utilities (1.4%)
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP .....................................................   BRZL            1,832      138,772         1.4
                                                                                          ----------
Retail-Department Stores (1.4%)
  Controladora Comercial Mexicana, S.A. de C.V. - UBC[.]-/- ...   MEX           176,500      124,798         1.3
  El Puerto de Liverpool, S.A. de C.V. ........................   MEX             4,661        6,356         0.1
                                                                                          ----------
                                                                                             131,154
                                                                                          ----------
Telecommunications-Cellular / Wireless (1.2%)
  Telesp Celular S.A.: ........................................   BRZL               --           --         0.6
    "B" - Preferred ...........................................   --                663       29,129          --
    Common-/- .................................................   --              1,183       26,693          --
  Telepar Celular S.A. "B" - Preferred ........................   BRZL              530       33,340         0.3
  Telerj Celular S.A. "B" - Preferred-/- ......................   BRZL            1,370       32,327         0.3
                                                                                          ----------
                                                                                             121,489
                                                                                          ----------
Land Development (1.1%)
  IRSA Inversiones y Representaciones S.A. - GDR{\/} ..........   ARG             4,089      113,713         1.1
                                                                                          ----------
Textiles-Specialty (1.1%)
  Companhia de Tecidos Norte de Minas - Preferred .............   BRZL            1,056      113,642         1.1
                                                                                          ----------
Foods (1.0%)
  Grupo Industrial Maseca, S.A. de C.V. "B" ...................   MEX           128,600      103,919         1.0
                                                                                          ----------
Beverages-Non-Alcoholic (0.9%)
  Pepsi-Gemex S.A. - GDR{\/} ..................................   MEX            11,200       87,500         0.9
                                                                                          ----------
Oil & Gas-Refining & Marketing (0.8%)
  Companhia Brasileira de Petroleo Ipiranga - Preferred .......   BRZL           14,594       80,944         0.8
                                                                                          ----------
Retail-Food Chains (0.8%)
  Supermercados Unimarc S.A. - ADR{\/} ........................   CHLE           18,900       79,144         0.8
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                                      F11

                     GT GLOBAL VARIABLE LATIN AMERICA FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Metal Fabricators (0.6%)
  Sanluis Corp., S. A. de C.V.-/- .............................   MEX            39,700   $   57,344         0.6
                                                                                          ----------
Lodging Hotels (0.5%)
  Grupo Posadas S.A.: .........................................   MEX                --           --         0.5
    "A"-/- ....................................................   --             48,400       20,533          --
    "L"-/- ....................................................   --             68,100       28,891          --
                                                                                          ----------
                                                                                              49,424
                                                                                          ----------
Power Producers-Independent (0.2%)
  Centrais Geradoras do Sul do Brasil S.A.: ...................   BRZL               --           --         0.2
    Preferred-/- ..............................................   --             10,158       12,613          --
    Common-/- .................................................   --              8,442       11,042          --
                                                                                          ----------
                                                                                              23,655
                                                                                          ----------
Airlines (0.2%)
  Cintra S.A.-/- ..............................................   MEX            35,600       20,353         0.2
                                                                                          ----------       -----

TOTAL EQUITY INVESTMENTS (cost $15,614,394) ...................                            9,998,145       100.6
                                                                                          ----------       -----


                                                                             PRINCIPAL      VALUE        % OF NET
FIXED INCOME INVESTMENTS                                         CURRENCY     AMOUNT       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Corporate Bonds (0.0%)
  Brazil (0.0%)
    Companhia Vale do Rio Doce - Non Convertible (Cost $0) ....   BRL            20,000           --          --
                                                                                          ----------       -----

TOTAL INVESTMENTS (cost $15,614,394)* .........................                            9,998,145       100.6
Other Assets and Liabilities ..................................                              (62,888)       (0.6)
                                                                                          ----------       -----

NET ASSETS ....................................................                           $9,935,257       100.0
                                                                                          ----------       -----
                                                                                          ----------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {=} Each unit represents one preferred share of Unibanco and one preferred "B" share of Unibanco Holdings.
        [.]  Each unit represents three "B" shares and one "C" share.
          * For Federal income tax purposes, cost is $15,773,062 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     231,661
                 Unrealized depreciation:            (6,006,578)
                                                  -------------
                 Net unrealized depreciation:     $  (5,774,917)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt
    Ltd--Limited

    The accompanying notes are an integral part of the financial statements.

                                      F12

                     GT GLOBAL VARIABLE LATIN AMERICA FUND

                               December 31, 1998

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS{D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Argentina (ARG/ARS) ..................   10.4                     10.4
Brazil (BRZL/BRL) ....................   39.0                     39.0
Chile (CHLE/CLP) .....................   14.1                     14.1
Luxembourg (LUX/LUF) .................    1.2                      1.2
Mexico (MEX/MXN) .....................   31.9                     31.9
Panama (PAN/PND) .....................    0.5                      0.5
Peru (PERU/PES) ......................    0.9                      0.9
United States (US/USD) ...............    0.5        (0.6)        (0.1)
Venezuela (VENZ/VEB) .................    2.1                      2.1
                                        ------      -----        -----
Total  ...............................  100.6        (0.6)       100.0
                                        ------      -----        -----
                                        ------      -----        -----

--------------

{d}  Percentages indicated are based on net assets of $9,935,257.

    The accompanying notes are an integral part of the financial statements.

                                      F13

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   ----------   ------------   -------------
Finance (18.7%)
  UBS A.G. ...................................................   SWTZ           5,386   $  1,655,179         3.0
    BANKS-MONEY CENTER
  First Tennessee National Corp. .............................   US            33,400      1,271,288         2.3
    BANKS-REGIONAL
  American General Corp. .....................................   US            11,950        932,100         1.7
    INSURANCE - LIFE
  ING Groep N.V. .............................................   NETH          14,138        861,890         1.6
    OTHER FINANCIAL
  First Union Corp. ..........................................   US            14,000        851,375         1.5
    BANKS-REGIONAL
  Royal & Sun Alliance Insurance Group PLC ...................   UK            98,531        803,596         1.5
    INSURANCE - MULTI-LINE
  Commonwealth Bank of Australia .............................   AUSL          50,000        709,135         1.3
    BANKS-MONEY CENTER
  National Australia Bank Ltd. ...............................   AUSL          45,000        677,816         1.2
    BANKS-MONEY CENTER
  CGU PLC ....................................................   UK            37,916        592,948         1.1
    INSURANCE - MULTI-LINE
  Lloyds TSB Group PLC .......................................   UK            41,571        590,692         1.1
    BANKS-MONEY CENTER
  National Westminister Bank PLC .............................   UK            27,000        520,058         0.9
    BANKS-MONEY CENTER
  Credit Suisse Group ........................................   SWTZ           3,320        519,808         0.9
    BANKS-MONEY CENTER
  IKB Deutsche Industriebank AG ..............................   GER           19,890        410,595         0.6
    BANKS-REGIONAL
  Fortis AG: .................................................   BELG              --             --          --
    OTHER FINANCIAL
    CVG-/- ...................................................   --             1,932          8,667          --
    Strip VVPR-/- ............................................   --             1,932            112          --
                                                                                        ------------
                                                                                          10,405,259
                                                                                        ------------
Consumer Non-Durables (17.1%)
  Cadbury Schweppes PLC ......................................   UK            92,255      1,571,515         2.8
    FOODS
  Bestfoods ..................................................   US            18,800      1,001,100         1.8
    FOOD
  Avon Products, Inc. ........................................   US            22,200        982,350         1.8
    PERSONAL CARE/COSMETICS
  Brown-Forman Corp. "B" .....................................   US            12,855        972,963         1.7
    BEVERAGES - ALCOHOLIC
  Philip Morris Cos., Inc. ...................................   US            16,450        880,075         1.6
    TOBACCO AND FOOD
  Anheuser-Busch Cos., Inc. ..................................   US            12,582        825,694         1.5
    BEVERAGES - ALCOHOLIC
  Pernod Ricard ..............................................   FR            12,570        816,336         1.5
    BEVERAGES - ALCOHOLIC
  Diageo PLC .................................................   UK            69,151        786,067         1.4
    BEVERAGES - ALCOHOLIC

    The accompanying notes are an integral part of the financial statements.

                                      F14

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   ----------   ------------   -------------
Consumer Non-Durables (Continued)
  Reckitt & Colman PLC .......................................   UK            53,816   $    711,917         1.3
    HOUSEHOLD PRODUCTS
  Foster's Brewing Group Ltd. ................................   AUSL         230,000        622,464         1.1
    BEVERAGES - ALCOHOLIC
  Kellogg Co. ................................................   US             9,634        328,760         0.6
    FOOD
                                                                                        ------------
                                                                                           9,499,241
                                                                                        ------------
Energy (15.0%)
  Texas Utilities Co. ........................................   US            37,000      1,727,438         3.1
    ELECTRIC & GAS UTILITIES
  Mobil Corp. ................................................   US            19,800      1,725,075         3.1
    ENERGY SOURCES
  Royal Dutch Petroleum Co. ..................................   NETH          24,160      1,202,726         2.2
    OIL
  Southern Co. ...............................................   US            40,000      1,162,500         2.1
    ELECTRIC & GAS UTILITIES
  Electrabel S.A. ............................................   BELG           2,280        996,469         1.8
    ELECTRIC & GAS UTILITIES
  Reunies Electrobel & Tractebel S.A. ........................   BELG           3,815        736,499         1.3
    ELECTRIC COMPANIES
  RWE AG .....................................................   GER            8,170        447,379         0.8
    ENERGY EQUIPMENT & SERVICES
  Elf Aquitaine ..............................................   FR             2,980        344,410         0.6
    OIL
                                                                                        ------------
                                                                                           8,342,496
                                                                                        ------------
Services (12.4%)
  Bell Atlantic Corp. ........................................   US            16,000        909,000         1.6
    TELEPHONE - REGIONAL/LOCAL
  McGraw-Hill, Inc. ..........................................   US             8,880        904,650         1.6
    BROADCASTING & PUBLISHING
  Deutsche Telekom A.G. ......................................   GER           25,000        822,132         1.5
    TELEPHONE NETWORKS
  Telecom Corporation of New Zealand Ltd. ....................   NZ           173,200        751,315         1.4
    TELEPHONE NETWORKS
  Koninklijke KPN N.V. .......................................   NETH          15,005        750,969         1.3
    TELEPHONE NETWORKS
  Dun & Bradstreet Corp. .....................................   US            18,800        593,375         1.1
    BROADCASTING & PUBLISHING
  Swisscom AG-/- .............................................   SWTZ           1,414        592,084         1.1
    TELEPHONE NETWORKS
  EMI Group PLC ..............................................   UK            87,790        586,511         1.1
    LEISURE & TOURISM
  Telecom Italia S.p.A. ......................................   ITL           60,000        511,890         0.9
    TELEPHONE NETWORKS
  TABCORP Holdings Ltd. ......................................   AUSL          46,600        285,332         0.5
    LEISURE & TOURISM

    The accompanying notes are an integral part of the financial statements.

                                      F15

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   ----------   ------------   -------------
Services (Continued)
  TNT Post Group N.V.-/- .....................................   NETH           5,915   $    190,532         0.3
    TRNASPORTATION - SHIPPING
                                                                                        ------------
                                                                                           6,897,790
                                                                                        ------------
Health Care (5.6%)
  Bristol-Myers Squibb Co. ...................................   US            18,450      2,468,841         4.5
    PHARMACEUTICALS
  American Home Products Corp. ...............................   US            11,000        619,438         1.1
    PHARMACEUTICALS
                                                                                        ------------
                                                                                           3,088,279
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $27,292,544) ..................                            38,233,065        68.8
                                                                                        ------------       -----


                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                        CURRENCY     AMOUNT       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   ----------   ------------   -------------
Government & Government Agency Obligations (26.6%)
  Germany (9.0%)
    Deutschland Republic:
      6.25% due 04/26/06 .....................................   DEM        3,120,000      2,174,532         3.9
      6.25% due 01/04/24 .....................................   DEM        2,450,000      1,770,966         3.2
      8.25% due 09/20/01 .....................................   DEM        1,600,000      1,081,173         1.9
  United Kingdom (3.4%)
    United Kingdom Treasury, 8.75% due 8/25/17 ...............   GBP          730,000      1,872,987         3.4
  United States (14.2%)
    United States Treasury:
      5.5% due 02/15/08 ......................................   USD        3,245,000      3,437,396         6.2
      6% due 02/15/26 ........................................   USD        2,169,000      2,366,509         4.3
      5.625% due 02/28/01 ....................................   USD        2,040,000      2,084,085         3.7
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $13,997,283) ................................................                            14,787,648
                                                                                        ------------
Corporate Bonds (0.0%)
  Germany (0.0%)
    IKB Deutshe Industriebank AG (Banks-Major Regional) ......   DEM            1,500          1,026          --
                                                                                        ------------
Total Corporate Bonds (cost $869) ............................                                 1,026
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $13,998,152) ............                            14,788,674        26.6
                                                                                        ------------       -----


                                                                             NO. OF        VALUE         % OF NET
WARRANTS                                                        COUNTRY     WARRANTS      (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   ----------   ------------   -------------
  Societe Generale Banque Put Warrants due 11/30/99 Tractebel
   (cost $0) .................................................   BEL              763            110          --
                                                                                        ------------       -----
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                                      F16

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                          ------------   -------------
  Dated December 31,1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%,
   collateralized by $1,700,000 U.S. Treasury Bonds, 6.25% due
   8/15/23 (market value of collateral is $1,938,530,
   including accrued interest). (cost $1,896,000)  ...........                          $  1,896,000         3.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $43,186,696)  * ......................                            54,917,849        98.8
Other Assets and Liabilities .................................                               662,412         1.2
                                                                                        ------------       -----

NET ASSETS ...................................................                          $ 55,580,261       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security
          * For Federal income tax purposes, cost is $43,209,387 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  12,087,442
                 Unrealized depreciation:              (378,980)
                                                  -------------
                 Net unrealized appreciation:     $  11,708,462
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1998, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME    SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & WARRANTS      & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    4.1                                   4.1
Belgium (BELG/BEL) ...................    3.1                                   3.1
France (FR/FRF) ......................    2.1                                   2.1
Germany (GER/DEM) ....................    2.9         9.0                      11.9
Italy (ITLY/ITL) .....................    0.9                                   0.9
Netherlands (NETH/NLG) ...............    5.4                                   5.4
New Zealand (NZ/NZD) .................    1.4                                   1.4
Switzerland (SWTZ/CHF) ...............    5.0                                   5.0
United Kingdom (UK/GBP) ..............   11.2         3.4                      14.6
United States (US/USD) ...............   32.7        14.2            4.6       51.5
                                        ------      -----          -----      -----
Total  ...............................   68.8        26.6            4.6      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $55,580,261.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACT OUTSTANDING
                               DECEMBER 31, 1998

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACT TO SELL:                         (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
British Pounds..........................     3,646,456          1.6588   1/29/99   $     2,904
                                          --------------                          --------------
  Total Contract to Sell (Receivable
   amount $3,649,360)...................     3,646,456                                   2,904
                                          --------------                          --------------
THE VALUE OF CONTRACT TO SELL AS
 PERCENTAGE OF NET ASSETS IS 6.56%.
  Total Open Forward Foreign Currency
   Contract.............................                                           $     2,904
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F17

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Telephone (31.9%)
  SBC Communications ........................................   US             41,700   $  2,236,162         3.2
  Cable & Wireless PLC -ADR{\/} .............................   UK             60,000      2,205,000         3.2
  Telecom Italia S.p.A. .....................................   ITLY          350,200      2,203,715         3.2
  NTL Inc.{\/}-/- ...........................................   UK             33,132      1,869,888         2.7
  GTE Corp. .................................................   US             27,300      1,841,044         2.7
  Vodafone Group PLC ........................................   UK             80,900      1,312,210         1.9
  Orange PLC-/- .............................................   UK             96,200      1,116,725         1.6
  Swisscom AG-/- ............................................   SWTZ            2,593      1,085,767         1.5
  Bell Atlantic Corp. .......................................   US             15,200        863,550         1.2
  Telefonica de Espana ......................................   SPN            17,750        788,362         1.1
  BCE Inc. ..................................................   CAN            19,034        719,685         1.0
  Carso Global Telecom 'A1'-/- ..............................   MEX           185,900        627,177         0.9
  SPT Telecom-/- ............................................   CZCH           40,704        622,604         0.9
  BellSouth Corp. ...........................................   US             12,000        598,500         0.9
  Magyar Tavkozlesi Rt. -ADR{\/} ............................   HGRY          100,000        571,999         0.8
  France Telecom S.A.-/- ....................................   FR              7,175        569,943         0.8
  ICG Communications, Inc.-/- ...............................   US             24,900        535,350         0.8
  Deutsche Telekom AG .......................................   GER            16,000        526,164         0.8
  SmarTone Telecommunications Holdings Ltd. .................   HK            149,500        414,897         0.6
  Orckit Communications Ltd.{\/}-/- .........................   ISRL           19,200        310,800         0.4
  Telecom Corporation of New Zealand Ltd. ...................   NZ            133,500        291,306         0.4
  Nippon Telegraph & Telephone Corp. ........................   JPN               350        270,136         0.4
  NetCom ASA-/- .............................................   NOR             7,250        188,951         0.3
  MetroNet Communications Corp. "B"{\/}-/- ..................   CAN             5,500        184,250         0.3
  Energis PLC-/- ............................................   UK              5,350        119,141         0.2
  Telebras Receipts-/- ......................................   BRZL            1,240         55,431         0.1
                                                                                        ------------
                                                                                          22,128,757
                                                                                        ------------
Communications Equipment (12.9%)
  Nokia Oyj A.B. "A"{\/} ....................................   FIN            23,700      2,854,369         4.1
  ECI Telecommunications Ltd.{\/} ...........................   ISRL           47,700      1,699,313         2.4
  Lucent Technologies, Inc. .................................   US              9,800      1,078,000         1.6
  Tellabs, Inc.-/- ..........................................   US             14,000        959,875         1.4
  Tekelec-/- ................................................   US             45,800        758,563         1.1
  British Telecom PLC .......................................   UK             42,700        642,571         0.9
  General Instrument Corp.-/- ...............................   US             17,900        607,481         0.9
  Teleglobe, Inc. ...........................................   CAN             9,800        352,288         0.5
                                                                                        ------------
                                                                                           8,952,460
                                                                                        ------------
Telecommunications (Cellular/Wireless) (11.0%)
  Millicom International Cellular S.A.{\/}-/- ...............   LUX            45,000      1,569,375         2.3
  AirTouch Communications, Inc.-/- ..........................   US             19,100      1,377,588         2.0
  NTT Mobile Communications-/- ..............................   JPN               180        740,839         1.1
  Sprint Corp.-/- ...........................................   US             26,100        603,563         0.9
  Helsingin Puhelin Oyj (Helsinki Telphone Corp.) ...........   FIN             8,750        520,209         0.7
  Nextel Communications, Inc. "A"-/- ........................   US             21,800        515,025         0.7

    The accompanying notes are an integral part of the financial statements.

                                      F18

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Telecommunications (Continued)
  Western Wireless Corp. "A"-/- .............................   US             22,500   $    495,000         0.7
  Grupo Iusacell S.A. "L" -ADR{\/}-/- .......................   MEX            64,700        460,988         0.7
  Hellenic Telecommunication Organization S.A. ..............   GREC           14,761        393,127         0.6
  ICO Global Communications (Holdings) Ltd.-/- ..............   US             29,800        324,075         0.5
  Mitec Telecom, Inc.-/- ....................................   CAN            43,900        172,157         0.2
  STET Hellas Telecommunications S.A. -ADR{\/}-/- ...........   GREC            4,740        153,458         0.2
  Microcell Telecommunications, Inc. "B"{\/}-/- .............   CAN            24,000        142,500         0.2
  Sonera Group Oyj-/- .......................................   FIN             5,000         88,295         0.1
  Panafon S.A.-/- ...........................................   GREC            2,700         72,391         0.1
  Clearnet Communications, Inc. "A"{\/}-/- ..................   CAN             3,800         30,875          --
                                                                                        ------------
                                                                                           7,659,465
                                                                                        ------------
Telecommunications (Long Distance) (9.0%)
  MCI WorldCom, Inc.-/- .....................................   US             30,936      2,219,658         3.2
  Tel-Save Holdings, Inc.-/- ................................   US             85,000      1,423,750         2.0
  WinStar Communications, Inc.-/- ...........................   US             24,600        959,400         1.4
  Koninklijke KPN N.V. ......................................   NETH           15,000        750,718         1.1
  Esat Telecom Group PLC-ADR{\/}-/- .........................   IRE            14,700        565,950         0.8
  Global Crossing Ltd.-/- ...................................   BDA             7,500        338,438         0.5
                                                                                        ------------
                                                                                           6,257,914
                                                                                        ------------
Broadcasting (8.4%)
  Tele-Communications, Inc. "A"-/- ..........................   US             58,700      3,246,844         4.7
  Comcast Corp. "A" .........................................   US             22,000      1,291,125         1.9
  Univision Communications Inc.-/- ..........................   US             18,000        651,375         0.9
  Infinity Broadcasting Corp. "A"-/- ........................   US             16,000        438,000         0.6
  United International Holdings, Inc.-/- ....................   US             11,800        227,150         0.3
                                                                                        ------------
                                                                                           5,854,494
                                                                                        ------------
Computer Software & Services (3.7%)
  America Online, Inc.-/- ...................................   US             15,900      2,544,000         3.7
                                                                                        ------------
Machinery (Diversified) (3.1%)
  Mannesmann AG .............................................   GER            19,000      2,177,749         3.1
                                                                                        ------------
Manufacturing (Diversified) (2.3%)
  Vivendi ...................................................   FR              6,100      1,582,431         2.3
                                                                                        ------------
Entertainment (1.9%)
  Viacom, Inc. "B"-/- .......................................   US              9,600        710,400         1.0
  Time Warner Inc. ..........................................   US             10,000        620,625         0.9
                                                                                        ------------
                                                                                           1,331,025
                                                                                        ------------
Computers (Networking) (1.7%)
  3Com Corp.-/- .............................................   US             15,000        672,187         1.0
  Cisco Systems, Inc.-/- ....................................   US              3,800        352,687         0.5

    The accompanying notes are an integral part of the financial statements.

                                      F19

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Computers (Continued)
  Equant N.V.{\/}-/- ........................................   NETH            2,300   $    155,969         0.2
                                                                                        ------------
                                                                                           1,180,843
                                                                                        ------------
Electrical Equipment (1.6%)
  Uniphase Corp.-/- .........................................   US             15,700      1,089,188         1.6
                                                                                        ------------
Services (Commercial & Consumer) (0.8%)
  Securicor PLC .............................................   UK             69,057        578,420         0.8
                                                                                        ------------
Computer Hardware (0.6%)
  NEC Corp. .................................................   JPN            45,000        414,232         0.6
                                                                                        ------------
Computers (Peripherals) (0.3%)
  Performance Technologies, Inc.-/- .........................   US             15,000        196,875         0.3
                                                                                        ------------
Personal Care (0.1%)
  Globenet Communications Group Ltd. -ADR{\/}-/- ............   BDA            33,200         99,600         0.1
                                                                                        ------------
Telecommunications (0.1%)
  ING Barings Russian Regional Telecommunications Basket
   Bridge Certificates{/\}-/- ...............................   RUS                66         45,139         0.1
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $46,048,018) .................                             62,092,592        89.4
                                                                                        ------------       -----


                                                                            NO. OF         VALUE         % OF NET
RIGHTS                                                         COUNTRY      RIGHTS        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Telefonica de Espana Rights, expire 1/30/99 ...............   SPN            17,750         15,742          --
                                                                                        ------------       -----

TOTAL RIGHTS (cost $0) ......................................                                 15,742          --
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F20

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                               December 31, 1998

--------------------------------------------------------------------------------

REPURCHASE AGREEMENT
  Dated December 31, 1998, with State Street Bank & Trust
   Co., due January 4, 1999, for an effective yield of 4.50%, collateralized by $6,665,000 of U.S. Treasury Bonds, 6.25%
   due 8/15/23 (market value of collateral is $7,600,179,
   including accrued interest). (cost $7,450,000) ...........                           $  7,450,000        10.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $53,498,018) * ......................                             69,558,334       100.1
Other Assets and Liabilites .................................                                (98,999)       (0.1)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 69,459,335       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non income producing security
       {\/}  U.S. currency denominated
       {/\} Issued by ING Barings, the value of which is linked to the underlying value of a basket of shares issued by Russian regional telephone companies.
          * For Federal income tax purposes, cost is $53,498,031 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  19,757,367
                 Unrealized depreciation:            (3,697,064)
                                                  -------------
                 Net unrealized appreciation:     $  16,060,303
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F21

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                               December 31, 1998

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1998, was concentrated in the following countries:

                                            PERCENTAGE OF NET ASSETS{D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Bermuda (BDA/BEM) ....................    0.6                           0.6
Brazil (BRZL/BRL) ....................    0.1                           0.1
Canada (CAN/CAD) .....................    2.2                           2.2
Czech Republic (CZCH/CSK) ............    0.9                           0.9
Spain (ESP/ESP) ......................    1.1                           1.1
Finland (FIM/FIM) ....................    4.9                           4.9
France (FR/FRF) ......................    3.1                           3.1
Germany (GER/DEM) ....................    3.9                           3.9
Greece (GREC/GRD) ....................    0.9                           0.9
Hong Kong (HK/HKD) ...................    0.6                           0.6
Hungary (HGRY/HUF) ...................    0.8                           0.8
Ireland (IRE/IEP) ....................    0.8                           0.8
Israel (ISRL/ILS) ....................    2.8                           2.8
Italy (ITLY/ITL) .....................    3.2                           3.2
Japan (JPN/JPY) ......................    2.1                           2.1
Luxembourg (LUX/LUF) .................    2.3                           2.3
Mexico (MEX/MXN) .....................    1.6                           1.6
Netherlands (NETH/NLG) ...............    1.3                           1.3
New Zealand (NZ/NZD) .................    0.4                           0.4
Norway (NOR/NOK) .....................    0.3                           0.3
Russia (RUS/SUR) .....................    0.1                           0.1
Switzerland (SWTZ/CHF) ...............    1.5                           1.5
United Kingdom (UK/GBP) ..............   11.3                          11.3
United States (US/USD) ...............   42.6        10.6              53.2
                                        ------      -----        ----------
Total  ...............................   89.4        10.6             100.0
                                        ------      -----        ----------
                                        ------      -----        ----------

--------------

{d}  Percentages indicated are based on net assets of $69,459,335.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1998

                                                                                         UNREALIZED
                                            MARKET VALUE                     DELIVERY   APPRECIATION
CONTRACTS TO SELL:                         (U.S. DOLLARS)    CONTRACT PRICE    DATE    (DEPRECIATION)
----------------------------------------  ----------------   --------------  --------  ---------------
British Pounds..........................         661,529             1.6557   2/26/99   $        750
British Pounds..........................       1,984,591             1.6546   2/26/99            929
Italian Liras...........................       1,090,295           1648.072   1/21/99          1,890
Japanese Yen............................         712,023             120.11   2/10/99        (45,966)
                                          ----------------                             ---------------
  Total Contracts to Sell (Receivable
   amount $4,406,041)...................       4,448,438                                     (42,397)
                                          ----------------                             ---------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 6.40%.

  Total Open Forward Foreign Currency
   Contracts............................                                                $    (42,397)
                                                                                       ---------------
                                                                                       ---------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F22

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Services (21.4%)
  Telecomunicacoes Brasileiras S.A. (Telebras) Preferred -
   ADR-/- {\/} ................................................   BRZL            2,712   $  197,129         3.5
    TELEPHONE NETWORKS
  Hellenic Telecommunication Organization S.A. (OTE) ..........   GREC            4,977      132,552         2.3
    TELEPHONE NETWORKS
  Magyar Tavkozlesi Rt. - ADR{\/} .............................   HGRY            4,440      132,368         2.3
    TELEPHONE NETWORKS
  Telefonos de Mexico, S.A. de C.V. "L" - ADR{\/} .............   MEX             1,818       88,514         1.6
    TELEPHONE NETWORKS
  STET Hellas Telecommunications S.A. - ADR-/- {\/} ...........   GREC            2,695       87,251         1.5
    WIRELESS COMMUNICATIONS
  Telekomunik Indonesia - ADR .................................   INDO           12,000       78,000         1.4
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V. " V"-/- .................................   MEX            55,795       67,630         1.2
    RETAILERS-OTHER
  Telefonica del Peru S.A. - ADR{\/} ..........................   PERU            5,200       65,975         1.2
    TELEPHONE NETWORKS
  Bezeq Israeli Telecommunication Corporation Ltd.-/- .........   ISRL           19,800       61,945         1.1
    TELEPHONE NETWORKS
  Telecomunicacoes de Sao Paulo S.A. (TELESP): ................   BRZL               --           --         1.1
    TELEPHONE - REGIONAL/LOCAL
    Common-/- .................................................   --            688,200       59,249          --
    Preferred .................................................   --             12,040        1,642          --
  Companhia Brasileira de Distribuicao Grupo Pao de Acucar -
   ADR{\/} ....................................................   BRZL            3,600       55,800         1.0
    RETAILERS-FOOD
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP .....................................................   BRZL          467,245       35,391         0.6
    BUSINESS & PUBLIC SERVICES
  Telefonica de Argentina S.A. - ADR{\/} ......................   ARG             1,263       35,285         0.6
    TELEPHONE NETWORKS
  Blue Square Chain Investments & Properties Ltd.-/- ..........   ISRL            2,773       33,326         0.6
    RETAILERS-FOOD
  Blue Square-Israel Ltd. - ADR ...............................   US              3,000       31,125         0.6
    RETAILERS-FOOD
  Nortel Inversora S.A. - ADR{\/} .............................   ARG             1,900       30,400         0.5
    TELEPHONE NETWORKS
  Panafon Hellenic Telecom S.A.-/- ............................   GREC              646       17,320         0.3
    WIRELESS COMMUNICATIONS
                                                                                          ----------
                                                                                           1,210,902
                                                                                          ----------
Finance (14.8%)
  Alpha Credit Bank ...........................................   GREC            1,200      125,349         2.2
    BANKS-REGIONAL
  National Bank of Greece S.A. ................................   GREC              411       92,564         1.6
    BANKS-MONEY CENTER
  Liberty Life Association of Africa Ltd. .....................   SAFR            5,960       82,025         1.5
    INSURANCE-LIFE
  Sanlam Ltd. .................................................   SAFR           62,420       62,043         1.1
    INSURANCE - MULTI-LINE
  MISR International Bank - Reg S GDR{c} {\/} .................   EGPT            6,200       58,590         1.0
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                                      F23

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Finance (Continued)
  Credicorp Ltd. - ADR{\/} ....................................   PERU            6,180   $   55,620         1.0
    BANKS-MONEY CENTER
  Uniao de Bancos Brasileiros S.A. (Unibanco): ................   BRZL               --           --         1.0
    BANKS-MONEY CENTER
    GDR{\/} ...................................................   --              3,840       55,440          --
    Units{=} ..................................................   --                264            9          --
  Turkiye Is Bankasi (Isbank) "C" .............................   TRKY        2,109,100       54,876         1.0
    BANKS-MONEY CENTER
  Grupo Financiero Banamex Accival, S.A. de C.V. "B"-/- .......   MEX            41,000       53,838         1.0
    BANKS-MONEY CENTER
  Yapi ve Kredi Bankasi AS ....................................   TRKY        4,113,906       47,645         0.8
    BANKS-REGIONAL
  BIG Bank Gdanski S.A. - Reg S GDR{c} {\/} ...................   POL             3,000       40,650         0.7
    BANKS-REGIONAL
  Bank Leumi Le - Israel ......................................   ISRL           26,626       37,706         0.7
    BANKS-MONEY CENTER
  Banco de Galicia y Buenos Aires, S.A. de C.V. - ADR{\/} .....   ARG             2,138       37,682         0.7
    BANKS-MONEY CENTER
  KREDYT BANK S.A. - Reg S GDR-/- {c} {\/} ....................   POL             1,634       26,512         0.5
    BANKS-MONEY CENTER
                                                                                          ----------
                                                                                             830,549
                                                                                          ----------
Energy (14.2%)
  MOL Magyar Olaj-es Gazipari RT - Reg S GDR{c} {\/} ..........   HGRY            4,880      134,810         2.4
    GAS PRODUCTION & DISTRIBUTION
  Petroleo Brasileiro S.A. (Petrobras) Preferred ..............   BRZL        1,111,780      126,088         2.2
    OIL
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} ......   BRZL            5,861      110,626         2.0
    ELECTRICAL & GAS UTILITIES
  Enersis S.A. - ADR{\/} ......................................   CHLE            2,963       76,482         1.4
    ELECTRICAL & GAS UTILITIES
  Companhia Paranaense de Energia-Copel - ADR{\/} .............   BRZL            9,900       70,538         1.3
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ..........................................   ARG             2,500       69,844         1.2
    ENERGY SOURCES
  Huaneng Power International, Inc. - ADR-/- {\/} .............   CHNA            3,476       50,402         0.9
    ELECTRICAL & GAS UTILITIES
  Eletropaulo Metropolitana Preferred .........................   BRZL        1,064,101       49,329         0.9
    ELECTRICAL & GAS UTILITIES
  Surgutneftegaz - ADR{\/} ....................................   RUS            13,910       46,946         0.8
    OIL
  Companhia de Eletricidade do Estado da Bahia - COELBA .......   BRZL        1,000,000       33,932         0.6
    ELECTRICAL & GAS UTILITIES
  Centrais Electricas de Santa Catarina S.A. ..................   BRZL           60,000       26,821         0.5
    ELECTRICAL & GAS UTILITIES
  Pakistan State Oil Co., Ltd. ................................   PAK               880        1,387          --
    OIL
                                                                                          ----------
                                                                                             797,205
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                                      F24

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Consumer Non-Durables (11.3%)
  Hindustan Lever Ltd. ........................................   IND             3,800   $  149,017         2.6
    PERSONAL CARE/COSMETICS
  ITC Ltd. ....................................................   IND             6,500      114,922         2.0
    TOBACCO
  South African Breweries Ltd. ................................   SAFR            6,111      103,001         1.8
    BEVERAGES - ALCOHOLIC
  Fomento Economico Mexicano, S.A. de C.V. - ADR{\/} ..........   MEX             3,567       94,971         1.7
    BEVERAGES - NON-ALCOHOLIC
  Panamerican Beverages, Inc. "A"{\/} .........................   MEX             3,000       65,438         1.2
    BEVERAGES - NON-ALCOHOLIC
  A-Ahram Beverages Co. S.A.E. - 144A GDR{.}{\/} ..............   EGPT            1,400       40,425         0.7
    BEVERAGES - ALCOHOLIC
  Companhia de Tecidos Norte de Minas Preferred ...............   BRZL          301,000       32,392         0.6
    TEXTILES & APPAREL
  Oriental Weavers "C" ........................................   EGPT            1,350       30,136         0.5
    TEXTILES & APPAREL
  Zaklady Piwowarskie w Zywcu S.A. (Zywiec) ...................   POL               103       12,342         0.2
    BEVERAGES - ALCOHOLIC
  Truworths International Ltd. ................................   SAFR            3,872        2,171          --
    TEXTILES & APPAREL
                                                                                          ----------
                                                                                             644,815
                                                                                          ----------
Materials/Basic Industry (9.1%)
  Suez Cement Co. - Reg S GDR{c} {\/} .........................   EGPT            5,363       76,691         1.4
    CEMENT
  Pohang Iron & Steel Co., Ltd. - ADR{\/} .....................   KOR             4,178       70,504         1.3
    METALS - STEEL
  Tubos de Acero de Mexico S.A. - ADR-/- {\/} .................   MEX            10,000       64,375         1.1
    METALS - STEEL
  Sociedad Quimica y Minera de Chile S.A. - ADR{\/} ...........   CHLE            1,860       62,659         1.1
    CHEMICALS
  Anglo American Platinum Corporation Ltd. ....................   SAFR            4,500       61,702         1.1
    METALS - NON-FERROUS
  Makhteshim-Agan Industries Ltd.-/- ..........................   ISRL           24,927       54,031         1.0
    CHEMICALS
  Cemex "CPO", S.A. de C.V. ...................................   MEX            23,247       50,134         0.9
    CEMENT
  Apasco, S.A. de C.V. ........................................   MEX             9,831       34,657         0.6
    CEMENT
  Hindalco Industries Ltd.: ...................................   IND                --           --         0.6
    METALS - NON-FERROUS
    GDR{\/} ...................................................   --              2,400       28,140          --
    Common ....................................................   --                400        4,833          --
  Engro Chemicals Pakistan Ltd. ...............................   PAK             1,470        2,660          --
    CHEMICALS
                                                                                          ----------
                                                                                             510,386
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                                      F25

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Multi-Industry/Miscellaneous (8.3%)
  GT Taiwan Fund-/- +X+ {\/} ..................................   TWN            27,191   $  277,083         4.9
    COUNTRY FUNDS
  Grupo Carso, S.A. de C.V. "A1" ..............................   MEX            25,500       86,545         1.5
    MULTI-INDUSTRY
  Rembrandt Group Ltd. ........................................   SAFR           10,917       66,776         1.2
    CONGLOMERATE
  Haci Omer Sabanci Holding AS ................................   TRKY        2,713,497       41,758         0.7
    CONGLOMERATE
                                                                                          ----------
                                                                                             472,162
                                                                                          ----------
Capital Goods (4.4%)
  Heliopolis Housing ..........................................   EGPT            1,271      100,067         1.8
    CONSTRUCTION
  NASR (El) City Company For Housing & Construction ...........   EGPT            1,950       58,952         1.0
    CONSTRUCTION
  Corporacion GEO, S.A. de C.V. "B"-/- ........................   MEX            14,200       39,444         0.7
    CONSTRUCTION
  ARA, S.A. de C.V.-/- ........................................   MEX            15,200       38,384         0.7
    CONSTRUCTION
  Arabian International Construction-/- .......................   EGPT            1,571       10,612         0.2
    CONSTRUCTION
                                                                                          ----------
                                                                                             247,459
                                                                                          ----------
Health Care (1.6%)
  Teva Pharmaceutical Industries Ltd. .........................   ISRL            1,800       73,698         1.3
    PHARMACEUTICALS
  Ranbaxy Laboratories Ltd. ...................................   IND             3,000       18,953         0.3
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                          ----------
                                                                                              92,651
                                                                                          ----------
Technology (1.0%)
  Telekomunikacja Polska S.A. - GDR ...........................   POL            11,540       58,854         1.0
                                                                                          ----------
    SOFTWARE
Consumer Durables (0.3%)
  Qingling Motors Co., Ltd.{*} ................................   CHNA          110,000       19,310         0.3
    AUTOMOBILES
                                                                                          ----------       -----

TOTAL EQUITY INVESTMENTS (cost $6,111,420) ....................                            4,884,293        86.4
                                                                                          ----------       -----


                                                                              NO. OF        VALUE        % OF NET
WARRANTS                                                         COUNTRY     WARRANTS      (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
  Merrill Lynch - Kospi 200 Call Warrants, due 9/9/99.
   Performance linked to equity securities. Redemption amount
   100% of the final closing price of the Korean Kospi 200
   Index converted to the prevailing foreign exchange rate.
   (cost $163,000) ............................................   US             49,997      264,124         4.7
                                                                                          ----------       -----
    INVESTMENT MANAGEMENT

    The accompanying notes are an integral part of the financial statements.

                                      F26

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                              NO. OF        VALUE        % OF NET
RIGHTS                                                           COUNTRY      RIGHTS       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
  Companhia de Saneamento Basico do Estado de Sao Paulo -
   SABESP Rights, expire 1/4/99 (cost $0) .....................   BRZL            3,019           --          --
                                                                                          ----------       -----
    BUSINESS & PUBLIC SERVICES


                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                       (NOTE 1)       ASSETS
---------------------------------------------------------------                           ----------   -------------
  Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%,
   collateralized by $490,000 U.S. Treasury Notes, 5.625% due
   11/30/99 (market value of collateral is $496,635 including
   accrued interest). (cost $482,000) .........................                           $  482,000         8.5
                                                                                          ----------       -----

TOTAL INVESTMENTS (cost $6,756,420)  * ........................                            5,630,417        99.6
Other Assets and Liabilities ..................................                               20,993         0.4
                                                                                          ----------       -----

NET ASSETS ....................................................                           $5,651,410       100.0
                                                                                          ----------       -----
                                                                                          ----------       -----

--------------

        {*}  Denominated in Hong Kong Dollars.
        -/-  Non-income producing security.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       {\/}  U.S. currency denominated.
        {=} Each unit represents one preferred share of Unibanco and one preferred 'B' share of Unibanco Holdings.
        +X+ The GT Global Variable Emerging Markets Fund (the 'Fund') has invested in the GT Global Taiwan Fund, a fund managed by INVESCO Asset Management Ltd. which is an affiliate of the Fund's manager, A I M Advisors, Inc.
          * For Federal income tax purposes, cost is $6,936,812 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     381,966
                 Unrealized depreciation:            (1,688,361)
                                                  -------------
                 Net unrealized depreciation:     $  (1,306,395)
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F27

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                               December 31, 1998

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1998, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Argentina (ARG/ARS) ..................    3.0                                   3.0
Brazil (BRZL/BRL) ....................   15.3                                  15.3
Chile (CHLE/CLP) .....................    2.5                                   2.5
China (CHNA/RMB) .....................    1.2                                   1.2
Egypt (EGPT) .........................    6.6                                   6.6
Greece (GREC/GRD) ....................    7.9                                   7.9
Hungary (HGRY/HUF) ...................    4.7                                   4.7
India (IND/INR) ......................    5.5                                   5.5
Indonesia (INDO/IDR) .................    1.4                                   1.4
Israel (ISRL/ILS) ....................    4.7                                   4.7
Korea (KOR/KRW) ......................    1.3                                   1.3
Mexico (MEX/MXN) .....................   12.2                                  12.2
Peru (PERU/PES) ......................    2.2                                   2.2
Poland (POL/PLZ) .....................    2.4                                   2.4
Russia (RUS/SUR) .....................    0.8                                   0.8
South Africa (SAFR/ZAR) ..............    6.7                                   6.7
Taiwan (TWN/TWD) .....................    4.9                                   4.9
Turkey (TRKY/TRL) ....................    2.5                                   2.5
United States (US/USD) ...............    0.6         4.7            8.9       14.2
                                        ------      -----          -----      -----
Total  ...............................   86.4         4.7            8.9      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $5,651,410.

    The accompanying notes are an integral part of the financial statements.

                                      F28

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Electrical & Gas Utilities (18.5%)
  Endesa S. A. - ADR{\/} ......................................   SPN             6,700   $  180,900         2.9
  National Grid Group PLC .....................................   UK             20,000      159,460         2.5
  Houston Industries, Inc. ....................................   US              4,600      147,776         2.3
  Dominion Resources, Inc. ....................................   US              3,100      144,926         2.3
  AES Corp.-/- ................................................   US              2,785      131,939         2.1
  BG PLC ......................................................   UK             20,000      126,056         2.0
  Edison S.p.A.-/- ............................................   ITLY            7,100       83,622         1.3
  Interstate Energy Corp. .....................................   US              2,246       72,434         1.1
  Pinnacle West Capital Corp. .................................   US              1,646       69,750         1.1
  EVN Energie-Versorgung Niederoesterreich AG .................   ASTRI             400       56,640         0.9
                                                                                          ----------
                                                                                           1,173,503
                                                                                          ----------
Electric Companies (10.1%)
  Montana Power Co. ...........................................   US              1,600       90,500         1.4
  Texas Utilities Co. .........................................   US              1,800       84,038         1.3
  Iberdrola S.A. ..............................................   SPN             4,000       74,752         1.2
  FPL Group, Inc. .............................................   US              1,200       73,950         1.2
  CMS Energy Corp. ............................................   US              1,300       62,969         1.0
  Public Service Enterprise Group Inc. ........................   US              1,500       60,000         1.0
  GPU, Inc. ...................................................   US              1,300       57,444         0.9
  Union Electrica Fenosa, S.A. ................................   SPN             3,000       51,840         0.8
  Scottish Power PLC ..........................................   UK              4,450       45,667         0.7
  Korea Electric Power Corp. - ADR{\/} ........................   KOR             2,000       31,376         0.5
  Fortum Corp.-/- .............................................   FIN             1,450        8,820         0.1
                                                                                          ----------
                                                                                             641,356
                                                                                          ----------
Aerospace/Defense (6.7%)
  United Technologies Corp. ...................................   US              1,400      152,250         2.4
  General Electric Co. PLC ....................................   UK             12,740      114,861         1.8
  Gulfstream Aerospace Corp.-/- ...............................   US              1,342       71,462         1.1
  British Aerospace PLC .......................................   UK              6,500       55,038         0.9
  General Dynamics Corp. ......................................   US                500       29,312         0.5
                                                                                          ----------
                                                                                             422,923
                                                                                          ----------
Telephone - Regional/Local (4.3%)
  SBC Communications, Inc. ....................................   US              3,000      160,875         2.5
  Bell Atlantic Corp. .........................................   US              2,000      113,625         1.8
                                                                                          ----------
                                                                                             274,500
                                                                                          ----------
Manufacturing (Diversified) (3.9%)
  Suez Lyonnaise des Eaux .....................................   FR                350       71,885         1.2
  MAN A.G. ....................................................   GER               200       58,810         0.9
  Viag A.G. ...................................................   GER               100       58,630         0.9
  Hanson PLC - ADR{\/} ........................................   UK              1,500       58,500         0.9
                                                                                          ----------
                                                                                             247,825
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                                      F29

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Wireless Communications (3.7%)
  Mannesmann A.G. .............................................   GER             1,300   $  149,003         2.3
  Vodafone Group PLC ..........................................   UK              4,700       76,234         1.2
  China Telecom Ltd.-/- .......................................   HK              8,000       13,837         0.2
                                                                                          ----------
                                                                                             239,074
                                                                                          ----------
Telcom Equipment (3.3%)
  Nokia Oyj A.B. "A" - ADR{\/} ................................   FIN             1,000      120,437         1.9
  Tekelec-/- ..................................................   US              3,000       49,687         0.8
  Tellabs, Inc.-/- ............................................   US                552       37,846         0.6
                                                                                          ----------
                                                                                             207,970
                                                                                          ----------
Broadcasting (Television Radio & Television) (3.1%)
  Tele-Communications, Inc. "A"-/- ............................   US              3,500      193,593         3.1
                                                                                          ----------
Consumer Services (3.0%)
  Vivendi .....................................................   FR                740      191,968         3.0
                                                                                          ----------
Airlines (3.0%)
  COMAIR Holdings Inc. ........................................   US              3,200      108,000         1.7
  Deutsche Lufthansa A.G. .....................................   GER             2,300       50,792         0.8
  AMR Corp.-/- ................................................   US                500       29,687         0.5
                                                                                          ----------
                                                                                             188,479
                                                                                          ----------
Cement (2.7%)
  Lafarge S.A. ................................................   FR                750       71,249         1.1
  La Cementos Nacional, C.A. - 144A GDR{\/}-/-{c} .............   ECDR              543       61,359         1.0
  Suez Cement Co - Reg S GDR{\/}{.} ...........................   EGPT            2,600       37,050         0.6
                                                                                          ----------
                                                                                             169,658
                                                                                          ----------
Telephone - Long Distance (2.3%)
  MCI WorldCom, Inc.-/- .......................................   US              2,000      143,500         2.3
                                                                                          ----------
Gas Production & Distribution (2.1%)
  Enron Corp. .................................................   US              2,332      133,069         2.1
                                                                                          ----------
Telephone (2.1%)
  Swisscom A. G.-/- ...........................................   SWTZ              236       98,820         1.6
  Tele Danmark A.S. - ADR{\/} .................................   DEN               500       33,937         0.5
                                                                                          ----------
                                                                                             132,757
                                                                                          ----------
Networking (2.0%)
  Cisco Systems, Inc.-/- ......................................   US              1,394      129,380         2.0
                                                                                          ----------
Computers Networking (2.0%)
  Equant N.V.-/- ..............................................   NETH            1,880      127,489         2.0
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                                      F30

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Housing (1.8%)
  Kaufman and Broad Home Corp. ................................   US              4,000   $  115,000         1.8
                                                                                          ----------
Shipping (1.8%)
  Railtrack Group PLC .........................................   UK              2,200       57,438         0.9
  Stagecoach Holdings PLC .....................................   UK             13,800       54,870         0.9
                                                                                          ----------
                                                                                             112,308
                                                                                          ----------
Construction (Cement & Aggregate) (1.7%)
  CRH PLC .....................................................   UK              4,000       67,805         1.0
  Southdown, Inc. .............................................   US                700       41,431         0.7
                                                                                          ----------
                                                                                             109,236
                                                                                          ----------
Telecommunications (Cellular/Wireless) (1.6%)
  AirTouch Communications, Inc.-/- ............................   US                700       50,487         0.8
  NTT Mobile Communications Network, Inc.-/- ..................   JPN                10       41,157         0.6
  Sonera Group OYJ-/- .........................................   FIN               550        9,712         0.2
                                                                                          ----------
                                                                                             101,356
                                                                                          ----------
Building Materials & Components (1.6%)
  Martin Marietta Materials, Inc. .............................   US              1,619      100,682         1.6
                                                                                          ----------
Transportation - Road & Rail (1.5%)
  Brisa Auto-Estradas de Portugal, S.A. .......................   PORT            1,600       94,137         1.5
                                                                                          ----------
Telephone Networks (1.2%)
  Telecom Italia S.p.A. - Di Risp .............................   ITLY           12,500       78,660         1.2
  Hellenic Telecommunication Organization S.A. (OTE) ..........   GREC               11          293          --
                                                                                          ----------
                                                                                              78,953
                                                                                          ----------
Machinery & Engineering (1.2%)
  Ingersoll-Rand Co. ..........................................   US              1,600       75,100         1.2
                                                                                          ----------
Homebuilding (1.1%)
  Centex Corp. ................................................   US              1,600       72,100         1.1
                                                                                          ----------
Railroads (1.0%)
  Canadian National Railway Co. ...............................   CAN             1,300       67,761         1.0
                                                                                          ----------
Natural Gas (0.9%)
  El Paso Energy Corp. ........................................   US              1,700       59,182         0.9
                                                                                          ----------
Manufacturing (Specialized) (0.9%)
  USEC Inc. ...................................................   US              4,000       55,500         0.9
                                                                                          ----------
Water Utilities (0.8%)
  Electricidade de Portugal, S.A. .............................   PORT            2,300       50,684         0.8
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                                      F31

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Iron & Steel (0.8%)
  Pohang Iron & Steel Co. Ltd. - ADR{\/} ......................   KOR             3,000   $   50,625         0.8
                                                                                          ----------
Transportation - Airlines (0.7%)
  Aeroporti di Roma S.p.A.-/- .................................   ITLY            5,100       44,436         0.7
                                                                                          ----------
Telecom Technology (0.6%)
  Esat Telecom Group PLC - ADR{\/}-/- .........................   IRE               800       30,800         0.5
  L-3 Communications Holdings, Inc.-/- ........................   US                100        4,658         0.1
                                                                                          ----------
                                                                                              35,458
                                                                                          ----------
Auto Parts & Equipment (0.4%)
  Bridgestone Corp. ...........................................   JPN             1,000       22,703         0.4
                                                                                          ----------       -----

TOTAL EQUITY INVESTMENTS (cost $4,736,767) ....................                            5,862,265        92.4
                                                                                          ----------       -----


                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                       (NOTE 1)       ASSETS
---------------------------------------------------------------                           ----------   -------------
  Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50% ,
   collaterized by $410,000 U.S. Treasury Notes, 6.25% due
   4/30/01 (market value of collateral is $428,450, including
   accrued interest). (cost $416,000) .........................                              416,000         6.6
                                                                                          ----------       -----

TOTAL INVESTMENTS (cost $5,152,767)  * ........................                            6,278,265        99.0
Other Assets and Liabilities ..................................                               63,116         1.0
                                                                                          ----------       -----

NET ASSETS ....................................................                           $6,341,381       100.0
                                                                                          ----------       -----
                                                                                          ----------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {.} Security exempt from registration under rule 144A of the Securities Act of 1933. These securites may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $5,152,767 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   1,226,305
                 Unrealized depreciation:              (100,807)
                                                  -------------
                 Net unrealized appreciation:     $   1,125,498
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F32

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND

                               December 31, 1998

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS{D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Austria (ASTRI/ATS) ..................    0.9                      0.9
Canada (CAN/CAD) .....................    1.0                      1.0
Denmark (DEN/DKK) ....................    0.5                      0.5
Ecuador (ECDR/ECS) ...................    1.0                      1.0
Egypt (EGPT/EGP) .....................    0.6                      0.6
Finland (FIN/FIM) ....................    2.2                      2.2
France (FR/FRF) ......................    5.3                      5.3
Germany (GER/DEM) ....................    4.9                      4.9
Hong Kong (HK/HKD) ...................    0.2                      0.2
Ireland (IRE/IEP) ....................    0.5                      0.5
Italy (ITLY/ITL) .....................    3.2                      3.2
Japan (JPN/JPY) ......................    1.0                      1.0
Korea (KOR/KRW) ......................    1.3                      1.3
Netherlands (NETH/NLG) ...............    2.0                      2.0
Portugal (PORT/PTE) ..................    2.3                      2.3
Spain (SPN/ESP) ......................    4.9                      4.9
Switzerland (SWTZ/CHF) ...............    1.6                      1.6
United Kingdom (UK/GBP) ..............   12.8                     12.8
United States (US/USD) ...............   46.2         7.6         53.8
                                        ------        ---        -----
Total  ...............................   92.4         7.6        100.0
                                        ------        ---        -----
                                        ------        ---        -----

--------------

{d}  Percentages indicated are based on net assets of $6,341,381.

    The accompanying notes are an integral part of the financial statements.

                                      F33

                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Oil (International Integrated) (17.2%)
  Mobil Corp. .................................................   US              5,600   $  487,900         7.6
  ENI S.p.A - ADR{\/} .........................................   ITLY            2,800      189,700         3.0
  Amoco Corp. .................................................   US              2,600      156,975         2.5
  Total Compagnie Francaise des Petroles S.A.-ADR{\/} .........   FR              3,000      149,250         2.3
  Chevron Corp. ...............................................   US              1,400      116,112         1.8
                                                                                          ----------
                                                                                           1,099,937
                                                                                          ----------
Construction (Cement & Aggregates) (12.9%)
  Martin Marietta Materials, Inc. .............................   US              4,400      273,625         4.3
  Southdown, Inc. .............................................   US              3,103      183,659         2.9
  CRH PLC .....................................................   UK              8,550      144,934         2.2
  Centex Construction Products, Inc. ..........................   US              3,100      125,937         2.0
  Lafarge Corp. ...............................................   US              1,800       72,900         1.1
  Doman Industries Ltd. "B"-/- ................................   CAN            23,475       27,618         0.4
                                                                                          ----------
                                                                                             828,673
                                                                                          ----------
Natural Gas (11.2%)
  Coastal Corp. ...............................................   US              5,400      188,662         2.9
  Williams Companies, Inc. ....................................   US              4,400      137,225         2.1
  Questar Corp. ...............................................   US              6,800      131,750         2.1
  Enron Corp. .................................................   US              2,300      131,244         2.1
  El Paso Energy Corp. ........................................   US              3,700      128,806         2.0
                                                                                          ----------
                                                                                             717,687
                                                                                          ----------
Manufacturing (Specialized) (5.7%)
  USEC Inc.-/- ................................................   US              9,150      126,956         2.0
  US Filter Corp.-/- ..........................................   US              5,300      121,238         1.9
  Enerflex Systems Ltd. .......................................   CAN             4,200       80,980         1.2
  Coflexip -ADR{\/} ...........................................   FR              1,200       38,550         0.6
                                                                                          ----------
                                                                                             367,724
                                                                                          ----------
Metals Mining (4.5%)
  Freeport-McMoRan Copper & Gold, Inc. "B" ....................   US              7,600       79,325         1.2
  Rio Tinto PLC ...............................................   UK              6,400       74,347         1.2
  Cominco Ltd. ................................................   CAN             6,200       70,307         1.1
  Inco Ltd.-/- ................................................   CAN             6,000       63,529         1.0
                                                                                          ----------
                                                                                             287,508
                                                                                          ----------
Chemicals (Specialty) (4.4%)
  Crompton & Knowles Corp. ....................................   US              6,200      128,262         2.0
  Air Liquide .................................................   FR                500       91,690         1.4
  W.R. Grace & Co.-/- .........................................   US              4,000       62,750         1.0
                                                                                          ----------
                                                                                             282,702
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                                      F34

                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Chemicals (4.2%)
  Solutia, Inc. ...............................................   US              6,100   $  136,488         2.1
  Potash Corp. of Saskatchewan Inc.{\/} .......................   CAN             1,100       70,262         1.1
  E.I. Du Pont de Nemours & Company ...........................   US              1,200       63,675         1.0
                                                                                          ----------
                                                                                             270,425
                                                                                          ----------
Electric Companies (4.1%)
  Montana Power Co. ...........................................   US              3,200      181,000         2.8
  PacifiCorp ..................................................   US              3,400       71,613         1.1
  Fortum Corp.-/- .............................................   FIN             1,550        9,428         0.2
                                                                                          ----------
                                                                                             262,041
                                                                                          ----------
Gold & Precious Metals Mining (3.9%)
  Stillwater Mining Co.-/- ....................................   US              4,400      180,400         2.8
  Placer Dome Inc.{\/} ........................................   CAN             6,100       70,150         1.1
                                                                                          ----------
                                                                                             250,550
                                                                                          ----------
Oil & Gas (Exploration & Production) (3.7%)
  Berkley Petroleum Corp.-/- ..................................   CAN            20,300      153,908         2.4
  Triton Energy Ltd.-/- .......................................   US              5,700       45,244         0.7
  Stolt Comex Seaway, S.A. ....................................   UK                 --           --         0.6
    Common{\/}-/- .............................................   --              4,000       27,000          --
    ADR{\/}-/- ................................................   --              1,750        9,844          --
                                                                                          ----------
                                                                                             235,996
                                                                                          ----------
Chemicals (Diversified) (3.2%)
  BASF A.G. ...................................................   GER             3,300      125,948         2.0
  Solvay SA ...................................................   BEL             1,000       74,964         1.2
                                                                                          ----------
                                                                                             200,912
                                                                                          ----------
Homebuilding (3.0%)
  Centex Corp. ................................................   US              2,800      126,175         2.0
  Pulte Corp. .................................................   US              2,200       61,188         1.0
                                                                                          ----------
                                                                                             187,363
                                                                                          ----------
Building Materials (2.9%)
  USG Corp. ...................................................   US              3,650      185,922         2.9
                                                                                          ----------
Iron & Steel (2.9%)
  Pohang Iron & Steel Co. Ltd. ADR{\/} ........................   KOR             7,800      131,625         2.1
  British Steel PLC- ADR{\/} ..................................   UK              3,400       49,725         0.8
                                                                                          ----------
                                                                                             181,350
                                                                                          ----------
Engineering & Construction (2.7%)
  Lafarge S.A. ................................................   FR              1,800      170,999         2.7
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                                      F35

                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Oil & Gas (Refining & Marketing) (1.6%)
  Tesoro Petroleum Corp. ......................................   US              2,100   $   25,463         0.4
  Repsol S.A. .................................................   SPN             1,500       79,925         1.2
                                                                                          ----------
                                                                                             105,388
                                                                                          ----------
Oil & Gas (Drilling & Equipment) (1.5%)
  Core Laboratories N.V.{\/}-/- ...............................   NETH            2,600       49,725         0.8
  J. Ray McDermott S.A.-/- ....................................   US              2,000       48,875         0.7
                                                                                          ----------
                                                                                              98,600
                                                                                          ----------
Aluminum (1.3%)
  Aluminum Company of America .................................   US              1,100       82,019         1.3
                                                                                          ----------
Containers & Packaging (Paper) (1.2%)
  Union Camp Corp. ............................................   US              1,100       74,250         1.2
                                                                                          ----------
Foods (0.8%)
  Dole Food Co., Inc. .........................................   US              1,200       36,000         0.6
  Chiquita Brands International ...............................   US              1,600       15,300         0.2
                                                                                          ----------
                                                                                              51,300
                                                                                          ----------
Beverages (Alcoholic) (0.8%)
  Scheid Vineyards Inc.- "A" ..................................   US             10,300       50,213         0.8
                                                                                          ----------       -----

TOTAL EQUITY INVESTMENTS (cost $6,474,678) ....................                            5,991,559        93.7
                                                                                          ----------       -----



                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                       (NOTE 1)       ASSETS
---------------------------------------------------------------                           ----------   -------------
  Dated December 31,1998 , with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%,
   collateralized by $525,000 U.S. Treasury Bills, 8.75% due
   5/15/17 (market value of collateral is $734,767, including
   accrued interest). (cost $716,000)  ........................                              716,000        11.2
                                                                                          ----------       -----

TOTAL INVESTMENTS (cost $7,190,678) * .........................                            6,707,559       104.9
Other Assets and Liabilities ..................................                             (311,959)       (4.9)
                                                                                          ----------       -----

NET ASSETS ....................................................                           $6,395,600       100.0
                                                                                          ----------       -----
                                                                                          ----------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $7,274,880 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     224,049
                 Unrealized depreciation:              (791,370)
                                                  -------------
                 Net unrealized depreciation:     $    (567,321)
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F36

                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND

                               December 31, 1998

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS{D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Belgium (BEL/BEF) ....................    1.2                      1.2
Canada (CAN/CAD) .....................    8.3                      8.3
Finland (FIN/FIM) ....................    0.2                      0.2
France (FR/FRF) ......................    7.0                      7.0
German (GER/DEM) .....................    2.0                      2.0
Italy (ITLY/ITL) .....................    3.0                      3.0
Korea (KOR/KRW) ......................    2.1                      2.1
Netherlands (NETH/NLG) ...............    0.8                      0.8
Spain (SPN/ESP) ......................    1.2                      1.2
United Kingdom (UK/GBP) ..............    4.8                      4.8
United States (US/USD) ...............   63.1         6.3         69.4
                                        ------        ---        -----
Total  ...............................   93.7         6.3        100.0
                                        ------        ---        -----
                                        ------        ---        -----

--------------

{d}  Percentages indicated are based on net assets of $6,395,600.

    The accompanying notes are an integral part of the financial statements.

                                      F37

                        GT GLOBAL VARIABLE AMERICA FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (43.7%)
  Outdoor Systems, Inc.-/- ...................................   US             62,450   $ 1,873,500         4.6
    BUSINESS & PUBLIC SERVICES
  Clear Channel Communications, Inc.-/- ......................   US             31,038     1,691,571         4.1
    BROADCASTING & PUBLISHING
  Family Dollar Stores, Inc. .................................   US             68,700     1,511,400         3.7
    RETAILERS - DISCOUNTERS
  Chancellor Media Corp.-/- ..................................   US             31,000     1,484,125         3.6
    BROADCASTING & PUBLISHING
  Jacor Communications, Inc.-/- ..............................   US             21,200     1,364,750         3.3
    BROADCASTING & PUBLISHING
  Cablevision Systems Corp. "A"-/- ...........................   US             19,000       953,563         2.3
    BROADCASTING & PUBLISHING
  Lamar Advertising Co.-/- ...................................   US             20,300       756,175         1.9
    BUSINESS & PUBLIC SERVICES
  AnnTaylor Stores Corp.-/- ..................................   US             16,500       650,719         1.6
    RETAIL - SPECIALTY APPAREL
  Amazon.com, Inc.-/- ........................................   US              2,000       642,500         1.6
    RETAIL - SPECIALTY
  Abercrombie & Fitch Co. "A"-/- .............................   US              9,000       636,750         1.6
    RETAIL - SPECIALTY APPAREL
  Best Buy Co., Inc.-/- ......................................   US             10,000       613,750         1.5
    RETAIL - COMPUTERS & ELECTRONICS
  Tricon Global Restaurants, Inc.-/- .........................   US             12,000       601,500         1.5
    RESTAURANTS
  DST Systems, Inc.-/- .......................................   US             10,500       599,156         1.5
    DATA PROCESSING
  Circuit City Stores-Circuit City Group .....................   US             11,000       549,312         1.3
    RETAIL - COMPUTERS & ELECTRONICS
  Office Depot, Inc.-/- ......................................   US             14,000       517,125         1.3
    RETAIL - SPECIALTY
  Allied Waste Industries, Inc.-/- ...........................   US             21,000       496,125         1.2
    WASTE MANAGEMENT
  American Tower Corp.-/- ....................................   US             16,500       487,781         1.2
    TELECOMMUNICATIONS - CELLULAR/WIRELESS
  CDW Computer Centers, Inc.-/- ..............................   US              5,000       479,688         1.2
    RETAIL - COMPUTERS & ELECTRONICS
  Century Communications Corp.-/- ............................   US             14,600       463,094         1.1
    BROADCASTING & PUBLISHING
  Galileo International, Inc. ................................   US             10,000       435,000         1.1
    COMMERCIAL & CONSUMER
  Paychex, Inc. ..............................................   US              7,400       380,638         0.9
    DATA PROCESSING
  USA Networks, Inc.-/- ......................................   US             10,000       331,250         0.8
    BROADCASTING & PUBLISHING
  Sun International Hotels Ltd.-/- ...........................   US              7,000       318,062         0.8
    LEISURE & TOURISM
                                                                                         -----------
                                                                                          17,837,534
                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

                                      F38

                        GT GLOBAL VARIABLE AMERICA FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Technology (29.7%)
  Software AG Systems, Inc.-/- ...............................   US             48,800   $   884,500         2.2
    SOFTWARE
  SunGard Data Systems, Inc.-/- ..............................   US             22,000       873,125         2.0
    SOFTWARE
  Compuware Corp.-/- .........................................   US              9,500       742,187         1.8
    SOFTWARE
  Vitesse Semiconductor Corp.-/- .............................   US             16,000       730,000         1.8
    ELECTRONICS - SEMICONDUCTORS
  Altera Corp.-/- ............................................   US             11,500       700,063         1.7
    ELECTRONICS - SEMICONDUCTORS
  Xilinx, Inc.-/- ............................................   US             10,500       683,813         1.7
    ELECTRONICS - SEMICONDUCTORS
  Ticketmaster Online-CitySearch, Inc. "B"-/- ................   US             11,800       672,600         1.6
    SOFTWARE
  Netscape Communications Corp.-/- ...........................   US             10,000       607,500         1.5
    SOFTWARE
  Lexmark International Group, Inc.-/- .......................   US              6,000       603,000         1.5
    COMPUTERS - PERIPHERALS
  Micron Technology, Inc.-/- .................................   US             11,200       566,300         1.4
    ELECTRONICS - SEMICONDUCTORS
  Jabil Circuit, Inc.-/- .....................................   US              7,000       522,375         1.3
    COMPUTERS - PERIPHERALS
  Concord Communications, Inc.-/- ............................   US              9,200       522,100         1.3
    SOFTWARE
  Policy Management Systems Corp.-/- .........................   US              9,800       494,900         1.2
    SOFTWARE
  Citrix Systems, Inc.-/- ....................................   US              5,000       485,313         1.2
    SOFTWARE
  Flextronics International Ltd.-/- ..........................   US              5,500       470,937         1.2
    ELECTRONICS - SEMICONDUCTORS
  Yahoo! Inc.-/- .............................................   US              2,000       470,125         1.1
    SOFTWARE
  3Com Corp.-/- ..............................................   US             10,000       448,125         1.1
    COMPUTERS - NETWORKING
  New Era of Networks, Inc.-/- ...............................   US             10,000       440,000         1.1
    SOFTWARE
  FORE Systems, Inc.-/- ......................................   US             23,700       434,006         1.1
    COMPUTERS - NETWORKING
  Learning Company, Inc. (The)-/- ............................   US             15,300       396,844         1.0
    SOFTWARE
  Visio Corp.-/- .............................................   US             10,500       383,906         0.9
    SOFTWARE
                                                                                         -----------
                                                                                          12,131,719
                                                                                         -----------
Energy (3.6%)
  Montana Power Co. ..........................................   US             10,000       565,625         1.4
    ELECTRIC COMPANIES
  Anadarko Petroleum Corp. ...................................   US             12,000       370,500         0.9
    ENERGY SOURCES

    The accompanying notes are an integral part of the financial statements.

                                      F39

                        GT GLOBAL VARIABLE AMERICA FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (Continued)
  BJ Services Co.-/- .........................................   US             18,500   $   289,062         0.7
    ENERGY SOURCES
  Cooper Cameron Corp.-/- ....................................   US             10,000       245,000         0.6
    ENERGY SOURCES
                                                                                         -----------
                                                                                           1,470,187
                                                                                         -----------
Health Care (6.7%)
  Forest Laboratories, Inc.-/- ...............................   US             17,100       909,506         2.2
    DRUGS - GENERIC & OTHER
  Becton, Dickinson & Co. ....................................   US             11,200       478,100         1.2
    MEDICAL PRODUCTS & SUPPLIES
  Total Renal Care Holdings, Inc.-/- .........................   US             15,000       443,437         1.1
    SPECIALIZED SERVICES
  Quintiles Transnational Corp.-/- ...........................   US              7,500       400,312         1.0
    SPECIALIZED SERVICES
  BioChem Pharma, Inc.-/- ....................................   CAN            10,000       286,250         0.7
    BIOTECHNOLOGY
  Allegiance Corp. ...........................................   US              5,000       233,125         0.5
    MEDICAL PRODUCTS & SUPPLIES
                                                                                         -----------
                                                                                           2,750,730
                                                                                         -----------
Finance (4.6%)
  American Bankers Insurance Group, Inc. .....................   US             12,500       604,688         1.5
    INSURANCE - MULTI-LINE
  Providian Financial Corp. ..................................   US              7,950       596,250         1.5
    CONSUMER FINANCE
  UNUM Corp. .................................................   US             10,000       583,750         1.4
    INSURANCE - LIFE/HEALTH
  Firstar Corp. ..............................................   US              1,000        93,250         0.2
    BANKS - REGIONAL
                                                                                         -----------
                                                                                           1,877,938
                                                                                         -----------
Consumer Non-Durables (3.8%)
  JP Foodservice, Inc.-/- ....................................   US             21,100     1,033,900         2.6
    DISTRIBUTORS - FOOD & HEALTH
  Maytag Corp. ...............................................   US              8,000       498,000         1.2
    HOUSEHOLD FURNITURE & APPLIANCES
                                                                                         -----------
                                                                                           1,531,900
                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

                                      F40

                        GT GLOBAL VARIABLE AMERICA FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Capital Goods (3.2%)
  Tellabs, Inc.-/- ...........................................   US             10,000   $   685,625         1.7
    COMMUNICATIONS EQUIPMENT
  ADC Telecommunications, Inc.-/- ............................   US             18,000       625,500         1.5
    COMMUNICATIONS EQUIPMENT
                                                                                         -----------
                                                                                           1,311,125
                                                                                         -----------       -----

TOTAL INVESTMENTS * (cost $29,386,117) .......................                            38,911,133        95.3
Other Assets and Liabilities .................................                             1,921,899         4.7
                                                                                         -----------       -----

NET ASSETS ...................................................                           $40,833,032       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $29,403,605 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   9,893,798
                 Unrealized depreciation:              (386,270)
                                                  -------------
                 Net unrealized appreciation:     $   9,507,528
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F41

                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Banks-Major Regional (10.9%)
  Australia & New Zealand Banking Group Ltd. .................   AUSL           57,000   $   372,745         3.4
  HSBC Holdings PLC ..........................................   HK             11,468       285,697         2.6
  Oversea-Chinese Banking Corp. Ltd. - Foreign ...............   SING           40,000       271,597         2.5
  Development Bank of Singapore Ltd. - Foreign ...............   SING           29,800       269,185         2.4
                                                                                         -----------
                                                                                           1,199,224
                                                                                         -----------
Land Development (9.2%)
  Cheung Kong (Holdings) Ltd. ................................   HK             90,000       647,662         5.9
  DBS Land Ltd. ..............................................   SING          200,000       294,635         2.6
  Sun Hung Kai Properties Ltd. ...............................   HK             10,000        72,931         0.7
                                                                                         -----------
                                                                                           1,015,228
                                                                                         -----------
Telephone (7.7%)
  Hong Kong Telecommunications Ltd. ..........................   HK            200,000       349,808         3.2
  Philippine Long Distance Telephone Co. .....................   PHIL           10,590       273,290         2.5
  PT Telekomunikasi Indonesia ................................   INDO          250,000        86,539         0.8
  Telecom Corporation of New Zealand Ltd. ....................   NZ             32,400        70,699         0.6
  Cable & Wireless Optus Ltd.-/- .............................   AUSL           32,800        68,886         0.6
                                                                                         -----------
                                                                                             849,222
                                                                                         -----------
Electric Companies (7.1%)
  CLP Holdings Ltd. ..........................................   HK             70,000       348,775         3.2
  Electricity Generating Public Co. Ltd. - Foreign-/- ........   THAI           51,000       138,771         1.3
  Korea Electric Power Corp. .................................   KOR             5,000       124,167         1.1
  Hong Kong Electric Holdings Ltd. ...........................   HK             40,000       121,336         1.1
  YTL Power International Berhad{F} ..........................   MAL            72,000        47,211         0.4
                                                                                         -----------
                                                                                             780,260
                                                                                         -----------
Retail-Food Chains (6.4%)
  Hutchison Whampoa ..........................................   HK            100,000       706,716         6.4
                                                                                         -----------
Banks-Foreign (5.0%)
  National Australia Bank Ltd. ...............................   AUSL           36,900       555,809         5.0
                                                                                         -----------
Telephone Networks (4.9%)
  Telstra Corp. Ltd. .........................................   AUSL          105,900       494,749         4.5
  Telekom Malaysia Bhd. ......................................   AUSL           17,750        38,925         0.4
                                                                                         -----------
                                                                                             533,674
                                                                                         -----------
Electronics-Component Distributors (4.7%)
  Samsung Electronics ........................................   KOR             4,000       269,000         2.4
  Samsung Display Devices Co. ................................   KOR             5,000       247,083         2.3
                                                                                         -----------
                                                                                             516,083
                                                                                         -----------
Insurance-Multi-line Property (4.5%)
  Samsung Fire & Marine Insurance ............................   KOR             1,332       499,500         4.5
                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

                                      F42

                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Engineering & Construction (4.5%)
  Lend Lease Corp., Ltd. .....................................   AUSL           20,800   $   280,189         2.5
  Singapore Technologies Engineering Ltd. ....................   SING          230,000       214,732         2.0
                                                                                         -----------
                                                                                             494,921
                                                                                         -----------
Air Freight (3.5%)
  Brambles Industries Ltd. ...................................   AUSL           15,800       384,555         3.5
                                                                                         -----------
Insurance-Life/Health (3.3%)
  AMP Ltd.-/- ................................................   AUSL           28,300       358,258         3.3
                                                                                         -----------
Entertainment (2.9%)
  News Corp., Ltd. -Preferred ................................   AUSL           53,100       322,855         2.9
                                                                                         -----------
Beverages-Alcoholic (2.9%)
  Foster's Brewing Group Ltd. ................................   AUSL          117,200       317,186         2.9
                                                                                         -----------
Manufacturing-Diversified (2.6%)
  Shanghai Industrial Holdings Ltd. ..........................   HK             80,000       161,609         1.5
  New World Development Co., Ltd. ............................   HK             50,000       125,854         1.1
                                                                                         -----------
                                                                                             287,463
                                                                                         -----------
Banking (2.4%)
  Hang Seng Bank .............................................   HK             29,000       259,226         2.4
                                                                                         -----------
Electric Power (2.3%)
  Manila Electric Co. "B" ....................................   PHIL           78,670       253,774         2.3
                                                                                         -----------
Metals Mining (2.2%)
  Rio Tinto Ltd. .............................................   AUSL           11,500       136,287         1.2
  North Ltd. .................................................   AUSL           65,500       106,681         1.0
                                                                                         -----------
                                                                                             242,968
                                                                                         -----------
Publishing- Newspapers (2.0%)
  Singapore Press Holdings Ltd. ..............................   SING           20,562       224,381         2.0
                                                                                         -----------
Leisure Time Products (2.0%)
  TABCORP Holdings Ltd. ......................................   AUSL           35,600       217,979         2.0
                                                                                         -----------
Communications Equipment (1.7%)
  LG Information & Communication .............................   KOR             7,130       191,916         1.7
                                                                                         -----------
Oil & Gas (Exploration & Production) (1.6%)
  PTT Exploration and Production Public Co., Ltd. -
   Foreign-/- ................................................   THAI           13,200        93,348         0.8
  Santos Ltd. ................................................   AUSL           32,400        86,893         0.8
                                                                                         -----------
                                                                                             180,241
                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

                                      F43

                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Conglomerates (1.6%)
  Broken Hill Proprietary Co., Ltd. ..........................   AUSL           22,800   $   167,791         1.6
                                                                                         -----------
Metals-Misc (1.0%)
  Western Mining Corporation Holdings Ltd. ...................   AUSL           36,300       109,354         1.0
                                                                                         -----------
Retail- Specialty (0.7%)
  Woolworths Ltd. ............................................   AUSL           23,300        79,265         0.7
                                                                                         -----------
Shipping (0.4%)
  Malaysia International Shipping Bhd. - Foreign{F} ..........   MAL            37,000        40,570         0.4
                                                                                         -----------
Investments (0.2%)
  Berjaya Sports Toto Bhd.{F} ................................   MAL            23,000        23,908         0.2
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $10,613,832) ..................                            10,812,327        98.2
                                                                                         -----------       -----


WARRANTS
--------------------------------------------------------------
  Merrill Lynch - Kospi 300 Call Warrants, due 3/11/99
   Performance linked to equity securities. Redemption amount
   100% of the final closing price of the Korean Kospi 300
   Index converted to the prevailing foreign exchange rate.
   (cost $97,498){\/} ........................................   KOR            39,153       206,837         1.9
                                                                                         -----------       -----


RIGHTS
--------------------------------------------------------------
  Samsung Fire & Marine Insurance Rights, expire 1/13/99 (cost
   $0) .......................................................   KOR               305        58,763         0.5
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $10,711,330)  * ......................                            11,077,927       100.6
Other Assets and Liabilities .................................                               (67,902)       (0.6)
                                                                                         -----------       -----

NET ASSETS ...................................................                           $11,010,025       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {F} Security considered illiquid due to currency and capital controls mandated by the Malaysian government.
          * For Federal income tax purposes, cost is $10,845,065 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   1,019,395
                 Unrealized depreciation:              (786,533)
                                                  -------------
                 Net unrealized appreciation:     $     232,862
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F44

                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                               December 31, 1998

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1998, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                   RIGHTS &
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS        OTHER      TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................   37.3                                  37.3
Hong Kong (HK/HKD) ...................   28.1                                  28.1
Indonesia (INDO/IDR) .................    0.8                                   0.8
Korea (KOR/KRW) ......................   12.0         2.4                      14.4
Malaysia (MAL/MYR) ...................    1.0                                   1.0
New Zealand (NZ/NZD) .................    0.6                                   0.6
Philippines (PHIL/PHP) ...............    4.8                                   4.8
Singapore (SING/SGD) .................   11.5                                  11.5
Thailand (THAI/THB) ..................    2.1                                   2.1
United States (US/USD) ...............                              (0.6)      (0.6)
                                        ------      -----          -----      -----
Total  ...............................   98.2         2.4           (0.6)     100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $11,010,025.

    The accompanying notes are an integral part of the financial statements.

                                      F45

                         GT GLOBAL VARIABLE EUROPE FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (26.5%)
  Orange PLC-/- ..............................................   UK             83,068   $   958,070         2.9
    WIRELESS COMMUNICATIONS
  TNT Post Group N.V. ........................................   NETH           27,330       880,346         2.7
    TRANSPORTATION - SHIPPING
  Vodafone Group PLC .........................................   UK             47,060       761,756         2.3
    WIRELESS COMMUNICATIONS
  MobilCom AG ................................................   GER             2,271       722,294         2.2
    TELECOM - OTHER
  Mannesmann AG ..............................................   GER             5,698       653,095         2.0
    WIRELESS COMMUNICATIONS
  Telecom Italia Mobile SpA ..................................   ITLY           80,799       596,594         1.8
    TELEPHONE NETWORKS
  Swisscom AG-/- .............................................   SWTZ            1,416       592,922         1.8
    TELEPHONE NETWORKS
  Telecel - Comunicacaoes Pessoais S.A. ......................   PORT            2,871       587,395         1.8
    WIRELESS COMMUNICATIONS
  Helsingin Puhelin Oyj (Helsinki Telephone Corp.) ...........   FIN             9,643       573,301         1.8
    TELEPHONE NETWORKS
  Telecom Italia SpA .........................................   ITLY           64,079       545,488         1.7
    TELEPHONE NETWORKS
  Corporate Services Group PLC ...............................   UK            200,978       506,018         1.6
    BUSINESS & PUBLIC SERVICES
  STET Hellas Telecommunications S.A. - ADR-/- {\/} ..........   GREC           12,130       392,709         1.2
    WIRELESS COMMUNICATIONS
  EM.TV & Merchandising AG ...................................   GER               639       364,288         1.1
    BROADCASTING & PUBLISHING
  ASSA Abloy AB "B" ..........................................   SWDN            6,920       264,187         0.8
    BUSINESS & PUBLIC SERVICES
  Esat Telecom Group PLC - ADR-/- {\/} .......................   IRE             5,200       200,200         0.6
    TELEPHONE NETWORKS
  Panafon Hellenic Telecom S.A.-/- ...........................   GREC            2,129        57,082         0.2
    WIRELESS COMMUNICATIONS
                                                                                         -----------
                                                                                           8,655,745
                                                                                         -----------
Finance (20.4%)
  Axa-UAP ....................................................   FR              5,057       732,833         2.2
    INSURANCE - MULTI-LINE
  Zurich Allied AG ...........................................   SWTZ              806       596,928         1.8
    INSURANCE - MULTI-LINE
  UBS AG - Registered ........................................   SWTZ            1,803       554,082         1.7
    BANKS-MONEY CENTER
  Unicredito Italiano SpA ....................................   ITLY           93,674       553,247         1.7
    OTHER FINANCIAL
  Safra Republic Holdings S.A.{\/} ...........................   LUX            10,052       547,834         1.7
    OTHER FINANCIAL
  Abbey National PLC .........................................   UK             25,271       540,513         1.7
    BANKS-SUPER REGIONAL
  ING Groep N.V. .............................................   NETH            8,714       531,228         1.6
    OTHER FINANCIAL

    The accompanying notes are an integral part of the financial statements.

                                      F46

                         GT GLOBAL VARIABLE EUROPE FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Finance (Continued)
  Lloyds TSB Group PLC .......................................   UK             33,043   $   468,418         1.4
    BANKS-MONEY CENTER
  Mediolanum SpA .............................................   ITLY           56,135       416,453         1.3
    INSURANCE-LIFE
  ForeningsSparbanken AB .....................................   SWDN           15,124       391,138         1.2
    BANKS-REGIONAL
  Nordbanken Holding AB ......................................   SWDN           60,841       389,622         1.2
    BANKS-REGIONAL
  Skandia Forsakrings AB Free ................................   SWDN           24,719       377,482         1.2
    INSURANCE - MULTI-LINE
  CGU PLC ....................................................   UK             19,143       298,890         0.9
    INSURANCE - MULTI-LINE
  BPI-SGPS S.A. ..............................................   PORT            7,742       262,968         0.8
    BANKS-MONEY CENTER
                                                                                         -----------
                                                                                           6,661,636
                                                                                         -----------
Technology (15.2%)
  Equant N.V.-/- {V} .........................................   NETH           10,543       733,549         2.3
    NETWORKING
  Dassault Systemes S.A. .....................................   FR             14,346       674,245         2.1
    COMPUTERS & PERIPHERALS
  TT Tieto Oy "B" ............................................   FIN            13,820       615,548         1.9
    COMPUTERS & PERIPHERALS
  Saville Systems PLC - ADR{\/} ..............................   IRE            29,300       556,700         1.7
    TELECOM TECHNOLOGY
  SAP AG Non-Voting ..........................................   GER             1,098       523,962         1.6
    COMPUTERS & PERIPHERALS
  Misys PLC ..................................................   UK             63,701       464,746         1.4
    SOFTWARE
  Mobistar S.A.-/- ...........................................   BEL             8,388       421,221         1.3
    TELECOM TECHNOLOGY
  Computacenter PLC-/- .......................................   UK             54,374       397,602         1.2
    COMPUTERS & PERIPHERALS
  Sonera Group Oyj-/- ........................................   FIN            13,000       229,569         0.7
    TELECOM TECHNOLOGY
  Energis PLC-/- .............................................   UK              9,600       214,585         0.7
    TELECOM TECHNOLOGY
  JBA Holdings PLC ...........................................   UK             31,840        97,893         0.3
    SOFTWARE
                                                                                         -----------
                                                                                           4,929,620
                                                                                         -----------
Health Care (10.7%)
  Novartis AG ................................................   SWTZ              434       853,335         2.6
    PHARMACEUTICALS
  SmithKline Beecham PLC .....................................   UK             44,397       622,363         1.9
    PHARMACEUTICALS
  Roche Holding AG ...........................................   SWTZ               50       610,253         1.9
    PHARMACEUTICALS
  Glaxo Wellcome PLC .........................................   UK             17,131       588,475         1.8
    PHARMACEUTICALS

    The accompanying notes are an integral part of the financial statements.

                                      F47

                         GT GLOBAL VARIABLE EUROPE FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Health Care (Continued)
  Nycomed Amersham PLC .......................................   UK             69,723   $   480,871         1.5
    PHARMACEUTICALS
  Genset - ADR-/- {\/} .......................................   FR              9,348       258,239         0.8
    BIOTECHNOLOGY
  Primamedic Ltd.-/- .........................................   ASTRI          71,100        78,845         0.2
    PHARMACEUTICALS
                                                                                         -----------
                                                                                           3,492,381
                                                                                         -----------
Capital Goods (6.8%)
  Nokia Oyj "A" ..............................................   FIN            11,321     1,377,224         4.2
    TELECOM EQUIPMENT
  Telefonaktiebolaget LM Ericsson "B" ........................   SWDN           31,060       738,249         2.3
    TELECOM EQUIPMENT
  Altran Technologies S.A. ...................................   FR                344        82,961         0.3
    MACHINERY & ENGINEERING
                                                                                         -----------
                                                                                           2,198,434
                                                                                         -----------
Consumer Non-Durables (6.6%)
  Cadbury Schweppes PLC ......................................   UK             33,430       568,907         1.7
    FOOD
  Nestle S.A. - Registered ...................................   SWTZ              259       563,946         1.7
    FOOD
  Tabacalera S.A. "A" ........................................   SPN            16,900       425,860         1.3
    TOBACCO
  Raisio Group PLC-/- ........................................   FIN            30,980       340,406         1.0
    FOOD
  Diageo PLC .................................................   UK             25,461       285,829         0.9
    BEVERAGES - ALCOHOLIC
                                                                                         -----------
                                                                                           2,184,948
                                                                                         -----------
Energy (3.1%)
  BP Amoco PLC ...............................................   UK             27,504       410,009         1.3
    OIL
  Petroleum Geo-Services ASA-/- ..............................   NOR            24,585       313,898         1.0
    ENERGY EQUIPMENT & SERVICES
  Coflexip - ADR{\/} .........................................   FR              8,587       275,857         0.8
    ENERGY EQUIPMENT & SERVICES
                                                                                         -----------
                                                                                             999,764
                                                                                         -----------
Consumer Durables (1.5%)
  Porsche AG Preferred-/- ....................................   GER               216       492,559         1.5
    AUTOMOBILES
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $25,928,330) ..................                            29,615,087        90.8
                                                                                         -----------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F48

                         GT GLOBAL VARIABLE EUROPE FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%,
   collateralized by $1,915,000 U.S. Treasury Bonds, 6.25% due
   8/15/23 (market value of collateral is $2,183,697,
   including accrued interest). (cost $2,136,000) ............                           $ 2,136,000         6.5
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $28,064,330)  * ......................                            31,751,087        97.3
Other Assets and Liabilities .................................                               865,804         2.7
                                                                                         -----------       -----

NET ASSETS ...................................................                           $32,616,891       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

- --------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {V}  Security is denominated in FRF.
          * For Federal income tax purposes, cost is $28,322,738 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   5,245,694
                 Unrealized depreciation:            (1,817,345)
                                                  -------------
                 Net unrealized appreciation:     $   3,428,349
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1998, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Austria (ASTRI/ATS) ..................    0.2                   0.2
Belgium (BEL/BEF) ....................    1.3                   1.3
Finland (FIN/FIM) ....................    9.6                   9.6
France (FR/FRF) ......................    6.2                   6.2
Germany (GER/DEM) ....................    8.4                   8.4
Greece (GREC/GRD) ....................    1.4                   1.4
Ireland (IRE/IEP) ....................    2.3                   2.3
Italy (ITLY/ITL) .....................    6.5                   6.5
Luxembourg (LUX/LUF) .................    1.7                   1.7
Netherlands (NETH/NLG) ...............    6.6                   6.6
Norway (NOR/NOK) .....................    1.0                   1.0
Portugal (PORT/PTE) ..................    2.6                   2.6
Spain (SPN/ESP) ......................    1.3                   1.3
Sweden (SWDN/SEK) ....................    6.7                   6.7
Switzerland (SWTZ/CHF) ...............   11.5                  11.5
United Kingdom (UK/GBP) ..............   23.5                  23.5
United States (US/USD) ...............               9.2        9.2
                                        ------     -----      -----
Total  ...............................   90.8        9.2      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $32,616,891.

    The accompanying notes are an integral part of the financial statements.

                                      F49

                          GT GLOBAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                               MATURITY    PRINCIPAL      VALUE       % OF NET
SHORT-TERM INVESTMENTS                                               YIELD       DATE       AMOUNT      (NOTE 1)       ASSETS
-----------------------------------------------------------------  ---------   ---------  -----------  -----------  -------------
Commercial Paper - Discounted (45.7%)
  Bellsouth Capital Funding .....................................    5.50%     22-Jan-99    1,500,000  $ 1,495,291        4.7
  Harris Trust & Savings Bank ...................................    5.64%     01-Feb-99    1,000,000    1,000,000        3.2
  Wachovia Bank NA ..............................................    5.50%     29-Jan-99    1,000,000    1,000,000        3.2
  H.J. Heinz Co. ................................................    5.26%     11-Jan-99    1,000,000      998,547        3.2
  Campbell Soup Co. .............................................    5.61%     14-Jan-99    1,000,000      998,032        3.2
  Hitachi America Ltd. ..........................................    5.21%     22-Jan-99    1,000,000      996,996        3.2
  PepsiCo, Inc. .................................................    5.33%     27-Jan-99    1,000,000      996,172        3.2
  Monte Rosa Capital Corp. ......................................    5.55%     28-Jan-99    1,000,000      995,875        3.2
  ABB Treasury Center USA .......................................    5.25%     18-Feb-99    1,000,000      993,067        3.1
  The McGraw-Hill Cos., Inc. ....................................    5.24%     22-Feb-99    1,000,000      992,547        3.1
  Caterpillar Financial Services ................................    5.07%     23-Mar-99    1,000,000      988,863        3.1
  E.I. Dupont de Nemours & Co. ..................................    5.06%     26-Mar-99    1,000,000      988,403        3.1
  John Deere Capital Corp. ......................................    5.03%     02-Apr-99    1,000,000      987,488        3.1
  Ford Motor Credit Corp. .......................................    5.07%     30-Apr-99    1,000,000      983,605        3.1
                                                                                                       -----------      -----
Total Commercial Paper - Discounted (amortized cost
 $14,414,886) ...................................................                                       14,414,886       45.7
                                                                                                       -----------      -----
Government & Government Agency Obligations (25.8%)
  Federal Home Loan Bank Discount Note ..........................    4.50%     04-Jan-99    4,091,000    4,089,466       12.9
  Federal Home Loan Mortgage Corporation Discount Note ..........    4.50%     04-Jan-99    4,091,000    4,089,466       12.9
                                                                                                       -----------      -----
Total Government & Government Agency Obligations (amortized cost
 $8,178,932) ....................................................                                        8,178,932       25.8
                                                                                                       -----------      -----
TOTAL SHORT-TERM INVESTMENTS (cost $22,593,818) .................                                       22,593,818       71.5
                                                                                                       -----------      -----



                                                                                                          VALUE       % OF NET
REPURCHASE AGREEMENTS                                                                                   (NOTE 1)       ASSETS
-----------------------------------------------------------------                                      -----------  -------------
  Dated December 31, 1998, with NationsBanc Montgomery
   Securities, due January 4, 1999, for an effective yield of
   4.25%, collateralized by $3,600,000 U.S. Treasury Bonds,
   11.25% due 2/15/15 (market value of collateral is $6,118,777,
   including accrued interest).  ................................                                        6,000,000       19.0
  Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%,
   collateralized by $5,370,000 U.S. Treasury Bonds, 6.25% due
   8/15/23 (market value of collateral is $6,123,475, including
   accrued interest).  ..........................................                                        6,000,000       19.0
                                                                                                       -----------      -----
TOTAL REPURCHASE AGREEMENTS (cost $12,000,000) ..................                                       12,000,000       38.0
                                                                                                       -----------      -----
TOTAL INVESTMENTS (cost $34,593,818)  * .........................                                       34,593,818      109.5
Other Assets and Liabilities ....................................                                       (3,006,087)      (9.5)
                                                                                                       -----------      -----
NET ASSETS ......................................................                                      $31,587,731      100.0
                                                                                                       -----------      -----
                                                                                                       -----------      -----

--------------

          *  For Federal income tax purposes, cost is $34,593,818.

    The accompanying notes are an integral part of the financial statements.

                                      F50

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Services (25.1%)
  Telecom Italia S.p.A. .......................................   ITLY           19,462   $  166,040         2.2
    TELEPHONE
  Vodafone Group PLC ..........................................   UK              7,904      128,204         1.7
    TELECOMMUNICATIONS-CELLULAR/WIRELESS
  Nokia Oyj A.B. - Class A ....................................   FIN               831      101,093         1.4
    COMMUNICATIONS EQUIPMENT
  Telecel-Comunicacaoes Pessoais, S.A. ........................   PORT              482       98,615         1.3
    TELECOMMUNICATIONS-CELLULAR/WIRELESS
  Wolters Kluwer N.V.-/- ......................................   NETH              450       96,268         1.3
    SPECIALTY PRINTING
  EMAP PLC ....................................................   UK              4,800       91,737         1.3
    PUBLISHING
  Swisscom A.G.-/- ............................................   SWTZ              209       87,515         1.2
    TELEPHONE
  TNT Post Group N.V. .........................................   NETH            2,708       87,229         1.2
    AIR FREIGHT
  Orange PLC-/- ...............................................   UK              7,200       83,580         1.1
    WIRELESS TELECOMMUNICATIONS
  Adecco S.A.-/- ..............................................   SWTZ              180       82,188         1.1
    SERVICES-COMMERCIAL & CONSUMER
  Woolworths Ltd. .............................................   AUSL           23,100       78,585         1.1
    RETAIL-SPECIALTY
  Koninklijke Ahold N.V. ......................................   NETH            2,123       78,445         1.1
    RETAIL-FOOD CHAINS
  EMI Group PLC ...............................................   UK             11,600       77,498         1.1
    LEISURE TIME-PRODUCTS
  Great Universal Stores PLC ..................................   UK              6,800       71,591         1.0
    RETAIL-GENERAL MERCHANDISE
  Telecom Corp. of New Zealand Ltd. ...........................   NZ             16,100       69,839         1.0
    TELEPHONE
  Vivendi .....................................................   FR                266       69,004         0.9
    MANUFACTURING-DIVERSIFIED
  Koninklijke KPN N.V. ........................................   NETH            1,290       64,562         0.9
    TELECOMMUNICATIONS-LONG DISTANCE
  Pinault-Printemps-Redoute S.A. ..............................   FR                337       64,391         0.9
    RETAIL-GENERAL MERCHANDISE
  Reuters Group PLC ...........................................   UK              6,000       62,920         0.9
    SERVICES-COMMERCIAL & CONSUMER
  Telecommunicacoes Brasileiras S.A.{\/} ......................   BRZL              760       55,243         0.8
    TELEPHONE
  Telefonica S.A. .............................................   SPN             1,144       50,810         0.7
    TELEPHONE
  EM.TV & Merchandising A.G.-/- ...............................   GER                80       45,895         0.6
    BROADCASTING-TELEVISION, RADIO, & CABLE
  Hellenic Telecom Panafon S.A.-/- ............................   GREC              447       11,985         0.2
    TELECOMMUNICATIONS-CELLULAR/WIRELESS
  Telecom Corporation of New Zealand Ltd. .....................   NZ              2,280        4,975         0.1
    TELEPHONE

    The accompanying notes are an integral part of the financial statements.

                                      F51

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Services (Continued)
  Fast Retailing Co. Ltd. .....................................   JPN                44   $      778          --
    RETAIL-SPECIALTY APPAREL
                                                                                          ----------
                                                                                           1,828,990
                                                                                          ----------
Finance (21.4%)
  Lloyds TSB Group PLC ........................................   UK              8,800      125,041         1.7
    BANKS-MAJOR REGIONAL
  Abbey National PLC ..........................................   UK              5,400      115,499         1.6
    SAVINGS & LOAN COMPANIES
  Zurich Allied A.G.-/- .......................................   SWTZ              146      108,128         1.5
    INSURANCE-MULTI-LINE
  AXA S.A. ....................................................   FR                710      102,889         1.4
    INSURANCE-MULTI-LINE
  UBS A.G. ....................................................   SWTZ              321       98,647         1.3
    BANKS-MAJOR REGIONAL
  ING Groep N.V. ..............................................   NETH            1,499       91,383         1.3
    INSURANCE BROKERS
  Royal & Sun Alliance Insurance Group PLC ....................   UK             10,800       88,082         1.2
    INSURANCE-MULTI-LINE
  Australia & New Zealand Banking Group Ltd. ..................   AUSL           11,700       76,511         1.1
    BANKS-MAJOR REGIONAL
  Schroders PLC ...............................................   UK              4,100       74,747         1.0
    BANKS-MAJOR REGIONAL
  Nordbanken Holding A.B. .....................................   SWDN           10,840       69,419         1.0
    BANKS-MAJOR REGIONAL
  BPI-SGPS, S.A. ..............................................   PORT            2,040       69,292         0.9
    BANKS-REGIONAL
  CGU PLC .....................................................   UK              4,400       68,809         0.9
    INSURANCE BROKERS
  M & G Group PLC .............................................   UK              2,660       66,089         0.9
    INVESTMENT MANAGEMENT
  Istituto Bancario San Paolo di Torino .......................   ITLY            3,735       65,990         0.9
    BANKS-MAJOR REGIONAL
  Bank of Ireland .............................................   IRE             2,705       59,205         0.8
    BANKS-MAJOR REGIONAL
  Safra Republic Holdings, S.A.{\/} ...........................   UK              1,097       57,044         0.8
    BANKS-MAJOR REGIONAL
  Skandia Forsakrings A.B.-/- .................................   SWDN            3,679       56,182         0.8
    INSURANCE BROKERS
  Nichiei Co., Ltd. ...........................................   JPN               600       47,796         0.7
    BANKS-MONEY CENTERS
  Royal Bank of Canada ........................................   CAN               950       47,531         0.6
    BANKS-MAJOR REGIONAL
  State Bank of India{\/} .....................................   IND             5,350       44,806         0.6
    BANKS-MAJOR REGIONAL
  United Overseas Bank Ltd. ...................................   SING            5,100       32,774         0.4
    BANKS-MAJOR REGIONAL
                                                                                          ----------
                                                                                           1,565,864
                                                                                          ----------

    The accompanying notes are an integral part of the financial statements.

                                      F52

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Health Care (7.8%)
  Roche Holding A.G. ..........................................   SWTZ               11   $  134,256         1.8
    HEALTHCARE-DRUGS-GENERIC & OTHER
  SmithKline Beecham PLC ......................................   UK              8,600      120,056         1.6
    HEALTHCARE-DIVERSIFIED
  Nycomed Amersham PLC ........................................   UK             17,200      118,341         1.6
    HEALTHCARE-DRUGS-GENERIC & OTHER
  Novartis A.G. ...............................................   SWTZ               46       90,446         1.2
    HEALTHCARE-DIVERSIFIED
  Takeda Chemical Industries ..................................   JPN             2,000       77,005         1.1
    HEALTHCARE-DRUGS-GENERIC & OTHER
  Richter Gedeon Rt.-GDR{\/} ..................................   HGRY              770       32,918         0.5
    MEDICAL-DRUGS
                                                                                          ----------
                                                                                             573,022
                                                                                          ----------
Consumer Non-Durables (7.0%)
  Nestle S.A. .................................................   SWTZ               48      104,515         1.4
    FOODS
  Diageo PLC ..................................................   UK              8,000       90,939         1.3
    BEVERAGES-ALCOHOLIC
  Benckiser N.V. ..............................................   NETH            1,261       82,581         1.1
    HOUSEHOLD PRODUCTS/NON-DURABLES
  Asahi Breweries Ltd. ........................................   JPN             4,000       58,948         0.8
    BEVERAGES-ALCOHOLIC
  Foster's Brewing Group Ltd. .................................   AUSL           22,000       59,540         0.8
    BEVERAGES-ALCOHOLIC
  United Biscuits Holdings PLC ................................   UK             13,700       53,846         0.8
    FOODS
  Tabacalera S.A.-/- ..........................................   SPN             2,071       52,187         0.7
    TOBACCO
  Adidas Salomon A.G. .........................................   GER                86        9,341         0.1
    FOOTWEAR
                                                                                          ----------
                                                                                             511,897
                                                                                          ----------
Capital Goods (2.7%)
  Mannesmann A.G. .............................................   GER               794       91,007         1.2
    MACHINERY-DIVERSIFIED
  Canon, Inc. .................................................   JPN             3,000       64,126         0.9
    OFFICE EQUIPMENT & SUPPLIES
  Fresenius A.G. ..............................................   GER               224       47,182         0.6
    MACHINERY-DIVERSIFIED
                                                                                          ----------
                                                                                             202,315
                                                                                          ----------
Technology (2.1%)
  SAP A.G. ....................................................   GER               138       65,853         0.9
    COMPUTERS-SOFTWARE & SERVICES
  Equant N.V.-/- ..............................................   FR                673       46,825         0.6
    COMPUTERS-PERIPHERALS

    The accompanying notes are an integral part of the financial statements.

                                      F53

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                               December 31, 1998

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                               COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Technology (Continued)
  Matsushita-Kotobuki Electronics Industries Ltd. .............   JPN             2,000   $   43,193         0.6
    ELECTRONICS-COMPONENT DISTRIBUTORS
                                                                                          ----------
                                                                                             155,871
                                                                                          ----------
Consumer Durables (1.1%)
  Futuris Corp. Ltd. ..........................................   AUSL           71,500       80,992         1.1
                                                                                          ----------
    AUTOMOBILE/TRUCK PARTS & TIRES
Energy (0.9%)
  Mabuchi Motor Co., Ltd. .....................................   JPN               900       68,906         0.9
    ELECTRICAL EQUIPMENT
                                                                                          ----------       -----

TOTAL EQUITY INVESTMENTS (cost $4,598,244) ....................                            4,987,857        68.1
                                                                                          ----------       -----


                                                                                            VALUE        % OF NET
FIXED INCOME INVESTMENTS                                         CURRENCY     SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
Government & Government Agency Obligations (12.9%)
  Federal Home Loan Mortgage Corp., 4.50%, due 1/4/99 .........   USD           948,000      947,645        12.9
                                                                                          ----------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $947,645) ................                              947,645
                                                                                          ----------       -----


                                                                                            VALUE        % OF NET
RIGHTS                                                           COUNTRY      SHARES       (NOTE 1)       ASSETS
---------------------------------------------------------------  --------   -----------   ----------   -------------
  Telefonica de Espana Rights, expire 1/30/99 (cost $0) .......   SPN             1,144        1,014          --
                                                                                          ----------       -----
    TELEPHONE


                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                       (NOTE 1)       ASSETS
---------------------------------------------------------------                           ----------   -------------
  Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%
   collateralized by $1,480,000 Treasury Notes, 7.125% due
   9/30/99 (market value of collateral is 2,533,650 including
   accrued interest). (cost $1,500,000)  ......................                            1,500,000        20.5
                                                                                          ----------       -----

TOTAL INVESTMENTS (cost $7,045,889) * .........................                            7,436,516       101.5
Other Assets and Liabilities ..................................                             (109,165)       (1.5)
                                                                                          ----------       -----

NET ASSETS ....................................................                           $7,327,351       100.0
                                                                                          ----------       -----
                                                                                          ----------       -----

--------------

        -/-  Non-income producing security
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $7,135,883 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     567,410
                 Unrealized depreciation:              (266,777)
                                                  -------------
                 Net unrealized appreciation:     $     300,633
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depositary Receipt
             GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F54

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                               December 31, 1998

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1998, was concentrated in the following countries:

                                                PERCENTAGE OF NET ASSETS{D}
                                        -------------------------------------------
                                                 FIXED INCOME    SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     & RIGHTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    4.1                                   4.1
Brazil (BRZL/BRL) ....................    0.8                                   0.8
Canada (CAN/CAD) .....................    0.6                                   0.6
Finland (FIM/FIM) ....................    1.4                                   1.4
France (FR/FRF) ......................    3.8                                   3.8
Germany (GER/DEM) ....................    3.4                                   3.4
Greece (GREC/GRD) ....................    0.2                                   0.2
Hungary (HGRY/HUF) ...................    0.5                                   0.5
India (IND/INR) ......................    0.6                                   0.6
Ireland (IRE/IEP) ....................    0.8                                   0.8
Italy (ITLY/ITL) .....................    3.1                                   3.1
Japan (JPN/JPY) ......................    5.0                                   5.0
Netherlands (NETH/NLG) ...............    6.9                                   6.9
New Zealand (NZ/NZD) .................    1.1                                   1.1
Portugal (PORT/PTE) ..................    2.2                                   2.2
Singapore (SING/SGD) .................    0.4                                   0.4
Spain (SPN/ESP) ......................    1.4                                   1.4
Sweden (SWDN/SEK) ....................    1.8                                   1.8
Switzerland (SWTZ/CHF) ...............    9.5                                   9.5
United Kingdom (UK/GBP) ..............   20.5                                  20.5
United States (US/USD) ...............               12.9           19.0       31.9
                                        ------      -----          -----      -----
Total  ...............................   68.1        12.9           19.0      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $7,327,351.

    The accompanying notes are an integral part of the financial statements.

                                      F55

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1998

--------------------------------------------------------------------------------

                                                             GT GLOBAL
                                          ------------------------------------------------
                                                       VARIABLE     VARIABLE
                                           VARIABLE     GLOBAL        U.S.       VARIABLE
                                          STRATEGIC   GOVERNMENT   GOVERNMENT     LATIN
                                            INCOME      INCOME       INCOME      AMERICA
                                             FUND        FUND         FUND         FUND
                                          ----------  -----------  -----------  ----------
Assets:
  Investments in securities: (Note 1)
    At identified cost..................  $22,542,807  $8,725,483   $7,160,482  $15,614,394
                                          ----------  -----------  -----------  ----------
                                          ----------  -----------  -----------  ----------
    At value............................  $22,019,159  $8,864,031   $7,357,108  $9,998,145
  Repurchase Agreement, at value and
   cost (Note 1)........................     698,000     151,000       40,000           --
  U.S. currency.........................         385         401          554        1,008
  Foreign currencies (cost $149,503;
   $67,307; $0; $54,678; $2,510;
   $287,103; $38,246; $86,970; $7,456;
   $0; $939; $0; $0; $3,030,
   respectively)........................     149,625      67,106           --       54,617
  Dividends and dividend withholding tax
   reclaims receivable..................          --          --           --       13,740
  Interest and interest withholding tax
   reclaims receivable..................     493,346     149,640      123,102           --
  Receivable for Fund shares sold.......       5,365          --        2,500        4,011
  Receivable for open forward foreign
   currency contracts, net (Note 1).....         893          --           --           --
  Receivable for securities sold........       1,729       1,572           --           --
  Receivable from A I M Advisors, Inc.
   (Note 2).............................      46,045      37,445       23,670       42,687
  Miscellaneous receivable..............          --          --           --           --
                                          ----------  -----------  -----------  ----------
    Total assets........................  23,414,547   9,271,195    7,546,934   10,114,208
                                          ----------  -----------  -----------  ----------
Liabilities:
  Distribution payable (Note 1).........          --          --           --           --
  Payable for custodian fees............       3,454       1,690        1,768          850
  Payable for forward foreign currency
   contracts -- closed (Note 1).........          --          --           --           --
  Payable for fund accounting fees (Note
   2)...................................         298         151           75          350
  Payable for Fund shares repurchased
   (Note 2).............................      24,085     125,193      108,713       79,375
  Payable for investment management and
   administration fees (Note 2).........      57,310      48,083       33,958       49,024
  Payable for loan outstanding (Note
   1)...................................          --          --           --       48,000
  Payable for open forward foreign
   currency contracts, net (Note 1).....          --       1,842           --           --
  Payable for printing and postage
   expenses.............................          --       5,803        9,583           --
  Payable for professional fees.........      17,081       9,670        6,912          752
  Payable for registration and filing
   fees.................................         782         977          965           --
  Payable for securities purchased......   1,284,969     271,820           --           --
  Payable for Trustees' fees and
   expenses (Note 2)....................       2,278       3,018        1,932          600
  Other accrued expenses................       2,445       2,257        1,857           --
                                          ----------  -----------  -----------  ----------
    Total liabilities...................   1,392,702     470,504      165,763      178,951
                                          ----------  -----------  -----------  ----------
Net assets..............................  $22,021,845  $8,800,691   $7,381,171  $9,935,257
                                          ----------  -----------  -----------  ----------
                                          ----------  -----------  -----------  ----------
Shares outstanding......................   1,777,818     738,856      609,681    1,034,282
Net asset value per share...............  $    12.39   $   11.91    $   12.11   $     9.61
                                          ----------  -----------  -----------  ----------
                                          ----------  -----------  -----------  ----------
Net assets consist of:
  Paid in capital (Note 4)..............  $23,656,559  $9,014,285   $6,889,727  $18,494,051
  Undistributed net investment income...     203,422       1,842       73,184      287,615
  Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions.........................  (1,321,242)   (353,306)     221,634   (3,230,073)
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................       6,754        (678)          --          (87)
  Net unrealized appreciation
   (depreciation) of investments........    (523,648)    138,548      196,626   (5,616,249)
                                          ----------  -----------  -----------  ----------
Total -- representing net assets
 applicable to capital shares
 outstanding............................  $22,021,845  $8,800,691   $7,381,171  $9,935,257
                                          ----------  -----------  -----------  ----------
                                          ----------  -----------  -----------  ----------

    The accompanying notes are an integral part of the financial statements.

                                      F56

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              STATEMENTS OF ASSETS
                            AND LIABILITIES (cont'd)
                               December 31, 1998

--------------------------------------------------------------------------------

                                                                               GT GLOBAL
                                          -----------------------------------------------------------------------------------
                                           VARIABLE    VARIABLE    VARIABLE                 VARIABLE                VARIABLE
                                           GROWTH &    TELECOM-    EMERGING    VARIABLE     NATURAL     VARIABLE      NEW
                                            INCOME    MUNICATIONS  MARKETS    INFRASTRUCTURE RESOURCES  AMERICA     PACIFIC
                                             FUND        FUND        FUND        FUND         FUND        FUND        FUND
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Assets:
  Investments in securities: (Note 1)
    At identified cost..................  $41,290,696 $46,048,018 $6,274,420   $4,736,767  $6,474,678  $29,386,117 $10,711,330
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
    At value............................  $53,021,849 $62,108,334 $5,148,417   $5,862,265  $5,991,559  $38,911,133 $11,077,927
  Repurchase Agreement, at value and
   cost (Note 1)........................   1,896,000   7,450,000     482,000     416,000      716,000          --          --
  U.S. currency.........................       1,344       2,432         142         983          221          15       1,994
  Foreign currencies (cost $149,503;
   $67,307; $0; $54,678; $2,510;
   $287,103; $38,246; $86,970; $7,456;
   $0; $939; $0; $0; $3,030,
   respectively)........................       2,529     284,666      37,492      86,088        7,566          --         939
  Dividends and dividend withholding tax
   reclaims receivable..................      78,715      37,867      16,732       9,080       73,510       6,905      16,075
  Interest and interest withholding tax
   reclaims receivable..................     386,293         931          60          52           90          --          --
  Receivable for Fund shares sold.......     261,179     103,482          --         330          330   2,295,522         468
  Receivable for open forward foreign
   currency contracts, net (Note 1).....       2,904          --          --          --           --          --          --
  Receivable for securities sold........       9,416      21,629          --          --       23,740          --       9,597
  Receivable from A I M Advisors, Inc.
   (Note 2).............................          --          --      84,518          --           --          --          --
  Miscellaneous receivable..............          --         582          --          --           --          --          --
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Total assets........................  55,660,229  70,009,923   5,769,361   6,374,798    6,813,016  41,213,575  11,107,000
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Liabilities:
  Distribution payable (Note 1).........          --          --          --          --           --          --          --
  Payable for custodian fees............       1,700       5,288       9,214       1,300        1,400       2,462       5,384
  Payable for forward foreign currency
   contracts -- closed (Note 1).........          --          --          --          --           --          --          --
  Payable for fund accounting fees (Note
   2)...................................       1,335       2,600          --         175          157         804          48
  Payable for Fund shares repurchased
   (Note 2).............................       9,989     426,979       5,240      15,295       10,714     103,982      18,382
  Payable for investment management and
   administration fees (Note 2).........      46,569      53,155      70,117       3,163        2,192      22,455       2,563
  Payable for loan outstanding (Note
   1)...................................          --          --          --          --           --     227,000      42,000
  Payable for open forward foreign
   currency contracts, net (Note 1).....          --      42,397          --          --           --          --          --
  Payable for printing and postage
   expenses.............................       9,516       1,810       6,764       5,070        6,000       4,000      11,244
  Payable for professional fees.........      10,857       4,952      18,994       8,197        9,800      11,356      11,730
  Payable for registration and filing
   fees.................................           2          --         796          --           --       1,380       1,257
  Payable for securities purchased......          --          --          --          --      371,131          --          --
  Payable for Trustees' fees and
   expenses (Note 2)....................          --         482       2,157          --          200       2,542       1,202
  Other accrued expenses................          --      12,925       4,669         217       15,822       4,562       3,165
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Total liabilities...................      79,968     550,588     117,951      33,417      417,416     380,543      96,975
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Net assets..............................  $55,580,261 $69,459,335 $5,651,410   $6,341,381  $6,395,600  $40,833,032 $11,010,025
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Shares outstanding......................   2,584,126   3,362,824     844,749     367,346      586,487   2,026,413   1,262,519
Net asset value per share...............  $    21.51  $    20.66  $     6.69   $   17.26   $    10.90  $    20.15  $     8.72
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Net assets consist of:
  Paid in capital (Note 4)..............  $35,751,068 $46,957,472 $11,489,069  $5,388,985  $11,156,709 $32,971,320 $14,709,395
  Undistributed net investment income...     721,621          --      76,434     104,883      111,308          --     239,972
  Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions.........................   7,367,141   6,486,142  (4,787,285)   (277,149)  (4,389,741) (1,663,304) (4,305,840)
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................       9,278     (44,595)       (805)       (836)         443          --         (99)
  Net unrealized appreciation
   (depreciation) of investments........  11,731,153  16,060,316  (1,126,003)  1,125,498     (483,119)  9,525,016     366,597
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Total -- representing net assets
 applicable to capital shares
 outstanding............................  $55,580,261 $69,459,335 $5,651,410   $6,341,381  $6,395,600  $40,833,032 $11,010,025
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------



                                           VARIABLE     MONEY      VARIABLE
                                            EUROPE      MARKET    INTERNATIONAL
                                             FUND        FUND        FUND
                                          ----------  ----------  -----------
Assets:
  Investments in securities: (Note 1)
    At identified cost..................  $25,928,330 $22,593,818  $5,545,889
                                          ----------  ----------  -----------
                                          ----------  ----------  -----------
    At value............................  $29,615,087 $22,593,818  $5,936,516
  Repurchase Agreement, at value and
   cost (Note 1)........................   2,136,000  12,000,000   1,500,000
  U.S. currency.........................          96         488         826
  Foreign currencies (cost $149,503;
   $67,307; $0; $54,678; $2,510;
   $287,103; $38,246; $86,970; $7,456;
   $0; $939; $0; $0; $3,030,
   respectively)........................          --          --       3,089
  Dividends and dividend withholding tax
   reclaims receivable..................      37,738          --       7,467
  Interest and interest withholding tax
   reclaims receivable..................         267      43,601         188
  Receivable for Fund shares sold.......     912,029     285,901          --
  Receivable for open forward foreign
   currency contracts, net (Note 1).....          --          --          --
  Receivable for securities sold........          --          --          --
  Receivable from A I M Advisors, Inc.
   (Note 2).............................      11,804          --          --
  Miscellaneous receivable..............         173          --          --
                                          ----------  ----------  -----------
    Total assets........................  32,713,194  34,923,808   7,448,086
                                          ----------  ----------  -----------
Liabilities:
  Distribution payable (Note 1).........          --       5,739          --
  Payable for custodian fees............         429       1,499      11,120
  Payable for forward foreign currency
   contracts -- closed (Note 1).........          --          --      11,872
  Payable for fund accounting fees (Note
   2)...................................         653         839         155
  Payable for Fund shares repurchased
   (Note 2).............................      56,493   3,299,963      64,334
  Payable for investment management and
   administration fees (Note 2).........      28,023      20,734          --
  Payable for loan outstanding (Note
   1)...................................          --          --          --
  Payable for open forward foreign
   currency contracts, net (Note 1).....          --          --          --
  Payable for printing and postage
   expenses.............................         162         515      10,454
  Payable for professional fees.........       4,316       4,268      22,174
  Payable for registration and filing
   fees.................................       2,385         588          --
  Payable for securities purchased......          --          --          --
  Payable for Trustees' fees and
   expenses (Note 2)....................         818         290          --
  Other accrued expenses................       3,024       1,642         626
                                          ----------  ----------  -----------
    Total liabilities...................      96,303   3,336,077     120,735
                                          ----------  ----------  -----------
Net assets..............................  $32,616,891 $31,587,731  $7,327,351
                                          ----------  ----------  -----------
                                          ----------  ----------  -----------
Shares outstanding......................   1,398,753  31,587,731     617,476
Net asset value per share...............  $    23.32  $     1.00   $   11.87
                                          ----------  ----------  -----------
                                          ----------  ----------  -----------
Net assets consist of:
  Paid in capital (Note 4)..............  $20,088,530 $31,587,731  $6,552,375
  Undistributed net investment income...     121,518          --      80,404
  Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions.........................   8,719,226          --     315,666
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................         860          --     (11,721)
  Net unrealized appreciation
   (depreciation) of investments........   3,686,757          --     390,627
                                          ----------  ----------  -----------
Total -- representing net assets
 applicable to capital shares
 outstanding............................  $32,616,891 $31,587,731  $7,327,351
                                          ----------  ----------  -----------
                                          ----------  ----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F57

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended December 31, 1998

--------------------------------------------------------------------------------

                                                              GT GLOBAL
                                          -------------------------------------------------
                                                        VARIABLE    VARIABLE
                                           VARIABLE      GLOBAL       U.S.       VARIABLE
                                           STRATEGIC   GOVERNMENT  GOVERNMENT      LATIN
                                            INCOME       INCOME      INCOME       AMERICA
                                             FUND         FUND        FUND         FUND
                                          -----------  ----------  ----------   -----------
Investment income:  * (Note 1)
  Dividend income.......................  $        --  $      --    $     --    $   542,574
  Interest income.......................    2,039,809    584,579     457,283          7,808
  Securities lending income.............       32,575      5,624          --         11,570
                                          -----------  ----------  ----------   -----------
    Total investment income.............    2,072,384    590,203     457,283        561,952
                                          -----------  ----------  ----------   -----------
Expenses:
  Amortization of organization costs
   (Note 1).............................          720        720         720            720
  Custodian fees (Note 1)...............       25,915     12,330       4,122         20,218
  Fund accounting fees (Note 2).........        6,780      2,376       1,917          4,156
  Interest expense (Note 1).............       39,886      5,958       4,871         22,294
  Investment management and
   administration fees (Note 2).........      186,706     65,332      55,012        167,381
  Printing and postage expenses.........       14,906     12,205      13,140         38,378
  Professional fees.....................       57,616     29,036      19,740         20,142
  Registration and filing fees..........           --         --          --            658
  Trustees' fees and expenses (Note
   2)...................................        1,460      1,460       1,460            931
  Other expenses........................        1,099      1,095         908          2,719
                                          -----------  ----------  ----------   -----------
    Total expenses before reimbursements
     and reductions.....................      335,088    130,512     101,890        277,597
                                          -----------  ----------  ----------   -----------
      Expenses reimbursed (Note 2)......      (46,045)   (37,445 )   (23,670)       (45,215)
      Expense reductions (Note 5).......           --         --          --             --
                                          -----------  ----------  ----------   -----------
    Total net expenses..................      289,043     93,067      78,220        232,382
                                          -----------  ----------  ----------   -----------
Net investment income (loss)............    1,783,341    497,136     379,063        329,570
                                          -----------  ----------  ----------   -----------
Net realized and unrealized gain (loss)
on investments and foreign currencies:
(Note 1)
  Net realized gain (loss) on
   investments..........................   (1,359,171)   303,460     239,229     (3,213,894)
  Net realized gain (loss) on foreign
   currency transactions................      330,119    855,982          --        (41,935)
                                          -----------  ----------  ----------   -----------
    Net realized gain (loss) during the
     year...............................   (1,029,052) 1,159,442     239,229     (3,255,829)
                                          -----------  ----------  ----------   -----------
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................     (308,728)  (858,412 )        --           (192)
  Net change in unrealized appreciation
   (depreciation) of investments........     (606,626)   226,091      45,216     (5,882,978)
                                          -----------  ----------  ----------   -----------
    Net unrealized appreciation
     (depreciation) during the period...     (915,354)  (632,321 )    45,216     (5,883,170)
                                          -----------  ----------  ----------   -----------
  Net realized and unrealized gain
   (loss) on investments and foreign
   currencies...........................   (1,944,406)   527,121     284,445     (9,138,999)
                                          -----------  ----------  ----------   -----------
Net increase (decrease) in net assets
 resulting from operations..............  $  (161,065) $1,024,257   $663,508    $(8,809,429)
                                          -----------  ----------  ----------   -----------
                                          -----------  ----------  ----------   -----------
 *Net of foreign withholding tax of:....  $        --  $      --    $     --    $    65,276
                                          -----------  ----------  ----------   -----------
                                          -----------  ----------  ----------   -----------

    The accompanying notes are an integral part of the financial statements.

                                      F58

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                          Year ended December 31, 1998

--------------------------------------------------------------------------------

                                                                              GT GLOBAL
                                          ----------------------------------------------------------------------------------
                                            VARIABLE      VARIABLE     VARIABLE                      VARIABLE
                                            GROWTH &      TELECOM-     EMERGING       VARIABLE        NATURAL     VARIABLE
                                             INCOME      MUNICATIONS    MARKETS    INFRASTRUCTURE    RESOURCES     AMERICA
                                              FUND          FUND         FUND           FUND           FUND         FUND
                                          ------------   -----------  -----------  --------------   -----------  -----------
Investment income:  * (Note 1)
  Dividend income.......................   $ 1,159,850   $  494,124   $   262,709     $162,451      $   231,004  $   102,506
  Interest income.......................       863,930      216,084        25,479       32,901           36,141       18,859
  Securities lending income.............        33,804       52,374         5,764        2,191            1,057       23,815
                                          ------------   -----------  -----------  --------------   -----------  -----------
    Total investment income.............     2,057,584      762,582       293,952      197,543          268,202      145,180
                                          ------------   -----------  -----------  --------------   -----------  -----------
Expenses:
  Amortization of organization costs
   (Note 1).............................            --        3,330            --           --               --          720
  Custodian fees (Note 1)...............        30,683       37,233        62,640       11,171           13,346        9,939
  Fund accounting fees (Note 2).........        13,856       19,128         2,661        1,801            2,994        9,574
  Interest expense (Note 1).............        23,069        7,062        16,966           --            4,560       32,363
  Investment management and
   administration fees (Note 2).........       538,287      682,113        95,192       75,448          109,635      301,555
  Printing and postage expenses.........        29,737       17,085        14,235       10,293           13,323       21,901
  Professional fees.....................        40,472       37,251        28,470       27,376           23,960       24,900
  Registration and filing fees..........            --           --            --           --               --          424
  Trustees' fees and expenses (Note
   2)...................................            --          348         1,460           --               --        2,089
  Other expenses........................        10,215          569         1,828           --              288       10,049
                                          ------------   -----------  -----------  --------------   -----------  -----------
    Total expenses before reimbursements
     and reductions.....................       686,319      804,119       223,452      126,089          168,106      413,514
                                          ------------   -----------  -----------  --------------   -----------  -----------
      Expenses reimbursed (Note 2)......            --           --       (84,518)     (31,784)         (26,493)          --
      Expense reductions (Note 5).......        (1,847)      (4,242 )        (828)        (526)          (5,815)      (4,222)
                                          ------------   -----------  -----------  --------------   -----------  -----------
    Total net expenses..................       684,472      799,877       138,106       93,779          135,798      409,292
                                          ------------   -----------  -----------  --------------   -----------  -----------
Net investment income (loss)............     1,373,112      (37,295 )     155,846      103,764          132,404     (264,112)
                                          ------------   -----------  -----------  --------------   -----------  -----------
Net realized and unrealized gain (loss)
on investments and foreign currencies:
(Note 1)
  Net realized gain (loss) on
   investments..........................     7,390,036    6,711,384    (4,658,345)     (15,219)      (4,340,007)  (1,560,556)
  Net realized gain (loss) on foreign
   currency transactions................      (143,260)    (167,467 )     (77,850)     (58,200)           8,585           --
                                          ------------   -----------  -----------  --------------   -----------  -----------
    Net realized gain (loss) during the
     year...............................     7,246,776    6,543,917    (4,736,195)     (73,419)      (4,331,422)  (1,560,556)
                                          ------------   -----------  -----------  --------------   -----------  -----------
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................        23,022     (236,656 )       5,583          960             (125)          --
  Net change in unrealized appreciation
   (depreciation) of investments........       988,999    7,115,506       553,200      459,712         (369,811)   4,630,498
                                          ------------   -----------  -----------  --------------   -----------  -----------
    Net unrealized appreciation
     (depreciation) during the period...     1,012,021    6,878,850       558,783      460,672         (369,936)   4,630,498
                                          ------------   -----------  -----------  --------------   -----------  -----------
  Net realized and unrealized gain
   (loss) on investments and foreign
   currencies...........................     8,258,797   13,422,767    (4,177,412)     387,253       (4,701,358)   3,069,942
                                          ------------   -----------  -----------  --------------   -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..............   $ 9,631,909   $13,385,472  $(4,021,566)    $491,017      $(4,568,954) $ 2,805,830
                                          ------------   -----------  -----------  --------------   -----------  -----------
                                          ------------   -----------  -----------  --------------   -----------  -----------
 *Net of foreign withholding tax of:....   $    99,105   $   47,128   $    14,668     $ 14,982      $    17,802  $       518
                                          ------------   -----------  -----------  --------------   -----------  -----------
                                          ------------   -----------  -----------  --------------   -----------  -----------



                                           VARIABLE
                                              NEW       VARIABLE     MONEY       VARIABLE
                                            PACIFIC      EUROPE      MARKET    INTERNATIONAL
                                             FUND         FUND        FUND         FUND
                                          -----------  ----------  ----------  -------------
Investment income:  * (Note 1)
  Dividend income.......................  $   346,496  $  578,504  $       --    $126,338
  Interest income.......................      100,665      74,905   1,739,586      63,670
  Securities lending income.............       23,633      38,173          --       5,867
                                          -----------  ----------  ----------  -------------
    Total investment income.............      470,794     691,582   1,739,586     195,875
                                          -----------  ----------  ----------  -------------
Expenses:
  Amortization of organization costs
   (Note 1).............................          720         720         720          --
  Custodian fees (Note 1)...............       26,067      42,370      10,585      19,100
  Fund accounting fees (Note 2).........        2,857       9,969       8,812       1,897
  Interest expense (Note 1).............        2,315     118,069          --       6,583
  Investment management and
   administration fees (Note 2).........      130,473     362,517     160,063      67,875
  Printing and postage expenses.........       39,857      15,390      16,965       9,273
  Professional fees.....................       26,745      30,345      32,970      18,682
  Registration and filing fees..........          486         730          --          --
  Trustees' fees and expenses (Note
   2)...................................        2,015       1,825       1,460         167
  Other expenses........................          584       1,094       1,826         631
                                          -----------  ----------  ----------  -------------
    Total expenses before reimbursements
     and reductions.....................      232,119     583,029     233,401     124,208
                                          -----------  ----------  ----------  -------------
      Expenses reimbursed (Note 2)......      (64,785)    (11,804)         --     (32,657)
      Expense reductions (Note 5).......       (4,911)     (1,171)         --        (272)
                                          -----------  ----------  ----------  -------------
    Total net expenses..................      162,423     570,054     233,401      91,279
                                          -----------  ----------  ----------  -------------
Net investment income (loss)............      308,371     121,528   1,506,185     104,596
                                          -----------  ----------  ----------  -------------
Net realized and unrealized gain (loss)
on investments and foreign currencies:
(Note 1)
  Net realized gain (loss) on
   investments..........................   (3,788,318)  8,701,423          --     337,397
  Net realized gain (loss) on foreign
   currency transactions................      181,208      20,217          --      19,282
                                          -----------  ----------  ----------  -------------
    Net realized gain (loss) during the
     year...............................   (3,607,110)  8,721,640          --     356,679
                                          -----------  ----------  ----------  -------------
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................     (105,425)      3,427          --     (47,735)
  Net change in unrealized appreciation
   (depreciation) of investments........    2,848,653    (865,332)         --     137,293
                                          -----------  ----------  ----------  -------------
    Net unrealized appreciation
     (depreciation) during the period...    2,743,228    (861,905)         --      89,558
                                          -----------  ----------  ----------  -------------
  Net realized and unrealized gain
   (loss) on investments and foreign
   currencies...........................     (863,882)  7,859,735          --     446,237
                                          -----------  ----------  ----------  -------------
Net increase (decrease) in net assets
 resulting from operations..............  $  (555,511) $7,981,263  $1,506,185    $550,833
                                          -----------  ----------  ----------  -------------
                                          -----------  ----------  ----------  -------------
 *Net of foreign withholding tax of:....  $     9,235  $   72,293  $       --    $ 11,991
                                          -----------  ----------  ----------  -------------
                                          -----------  ----------  ----------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F59

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      For the year ended December 31, 1998

--------------------------------------------------------------------------------

                                                                 GT GLOBAL
                                          --------------------------------------------------------
                                                           VARIABLE       VARIABLE
                                            VARIABLE        GLOBAL          U.S.        VARIABLE
                                            STRATEGIC     GOVERNMENT     GOVERNMENT       LATIN
                                             INCOME         INCOME         INCOME        AMERICA
                                              FUND           FUND           FUND          FUND
                                          -------------  -------------  -------------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........  $   1,783,341  $     497,136  $     379,063  $   329,570
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................     (1,029,052)     1,159,442        239,229   (3,255,829)
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................       (308,728)      (858,412)            --         (192)
  Net change in unrealized appreciation
   (depreciation) of investments........       (606,626)       226,091         45,216   (5,882,978)
                                          -------------  -------------  -------------  -----------
    Net increase (decrease) in net
     assets resulting from operations...       (161,065)     1,024,257        663,508   (8,809,429)
                                          -------------  -------------  -------------  -----------
Distributions to shareholders: (Note 1)
  From net investment income............     (1,758,665)      (463,518)      (375,646)    (304,832)
  From net realized gain on
   investments..........................             --             --           (107)    (147,131)
  In excess of net investment income....             --        (12,065)            --           --
                                          -------------  -------------  -------------  -----------
    Total distributions.................     (1,758,665)      (475,583)      (375,753)    (451,963)
                                          -------------  -------------  -------------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................     25,526,105     20,698,834     14,866,467   18,570,157
  Decrease from capital shares
   repurchased..........................    (30,081,222)   (20,697,844)   (15,145,687) (28,159,725)
                                          -------------  -------------  -------------  -----------
    Net increase (decrease) from capital
     share transactions.................     (4,555,117)           990       (279,220)  (9,589,568)
                                          -------------  -------------  -------------  -----------
Total increase (decrease) in net
 assets.................................     (6,474,847)       549,664          8,535  (18,850,960)
Net assets:
  Beginning of year.....................     28,496,692      8,251,027      7,372,636   28,786,217
                                          -------------  -------------  -------------  -----------
  End of year *.........................  $  22,021,845  $   8,800,691  $   7,381,171  $ 9,935,257
                                          -------------  -------------  -------------  -----------
                                          -------------  -------------  -------------  -----------
   *Includes undistributed net
   investment income of:................  $     203,422  $       1,842  $      73,184  $   287,615
                                          -------------  -------------  -------------  -----------
                                          -------------  -------------  -------------  -----------

                                                    For the year ended December 31, 1997
                                                                 GT GLOBAL
                                          --------------------------------------------------------
                                                           VARIABLE      VARIABLE
                                            VARIABLE        GLOBAL         U.S.        VARIABLE
                                            STRATEGIC     GOVERNMENT    GOVERNMENT       LATIN
                                             INCOME         INCOME        INCOME        AMERICA
                                              FUND           FUND          FUND          FUND
                                          -------------  ------------  ------------  -------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........  $   2,156,400  $    591,394  $   312,388   $     404,383
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................      1,618,244      (738,174)      (1,476 )     3,569,822
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................        271,762       803,351       (2,603 )         2,156
  Net change in unrealized appreciation
   (depreciation) of investments........     (1,968,623)     (292,630)     153,207        (244,181)
                                          -------------  ------------  ------------  -------------
    Net increase (decrease) in net
     assets resulting from operations...      2,077,783       363,941      461,516       3,732,180
                                          -------------  ------------  ------------  -------------
Distributions to shareholders: (Note 1)
  From net investment income............     (2,041,389)     (616,309)    (262,504 )            --
  From net realized gain on
   investments..........................             --            --      (42,460 )            --
                                          -------------  ------------  ------------  -------------
    Total distributions.................     (2,041,389)     (616,309)    (304,964 )            --
                                          -------------  ------------  ------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................     37,352,357     4,845,991    6,057,200      50,446,691
  Decrease from capital shares
   repurchased..........................    (40,609,980)   (6,739,965)  (4,324,042 )   (48,320,307)
                                          -------------  ------------  ------------  -------------
    Net increase (decrease) from capital
     share transactions.................     (3,257,623)   (1,893,974)   1,733,158       2,126,384
                                          -------------  ------------  ------------  -------------
Total increase (decrease) in net
 assets.................................     (3,221,229)   (2,146,342)   1,889,710       5,858,564
Net assets:
  Beginning of year.....................     31,717,921    10,397,369    5,482,926      22,927,653
                                          -------------  ------------  ------------  -------------
  End of year * *.......................  $  28,496,692  $  8,251,027  $ 7,372,636   $  28,786,217
                                          -------------  ------------  ------------  -------------
                                          -------------  ------------  ------------  -------------
   * *Includes undistributed net
   investment income of:................  $     397,677  $     98,996  $    70,621   $     304,812
                                          -------------  ------------  ------------  -------------
                                          -------------  ------------  ------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F60

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      For the year ended December 31, 1998

--------------------------------------------------------------------------------

                                                                                GT GLOBAL
                                          -------------------------------------------------------------------------------------
                                            VARIABLE       VARIABLE      VARIABLE                    VARIABLE
                                            GROWTH &       TELECOM-      EMERGING      VARIABLE       NATURAL       VARIABLE
                                             INCOME      MUNICATIONS     MARKETS     INFRASTRUCTURE   RESOURCES      AMERICA
                                              FUND           FUND          FUND          FUND          FUND           FUND
                                          -------------  ------------  ------------  ------------  -------------  -------------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........  $   1,373,112  $    (37,295) $    155,846  $   103,764   $     132,404  $    (264,112)
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................      7,246,776     6,543,917    (4,736,195)     (73,419 )    (4,331,422)    (1,560,556)
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................         23,022      (236,656)        5,583          960            (125)            --
  Net change in unrealized appreciation
   (depreciation) of investments........        988,999     7,115,506       553,200      459,712        (369,811)     4,630,498
                                          -------------  ------------  ------------  ------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations...      9,631,909    13,385,472    (4,021,566)     491,017      (4,568,954)     2,805,830
                                          -------------  ------------  ------------  ------------  -------------  -------------
Distributions to shareholders: (Note 1)
  From net investment income............     (1,163,351)           --        (4,648)     (76,384 )            --             --
  From net realized gain on
   investments..........................       (689,824)   (5,760,403)     (832,035)          --      (1,999,188)    (6,036,407)
  In excess of net investment income....             --            --            --           --              --             --
                                          -------------  ------------  ------------  ------------  -------------  -------------
    Total distributions.................     (1,853,175)   (5,760,403)     (836,683)     (76,384 )    (1,999,188)    (6,036,407)
                                          -------------  ------------  ------------  ------------  -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................     82,103,169    55,176,617    35,674,006    1,873,104      18,226,922     70,317,597
  Decrease from capital shares
   repurchased..........................    (84,657,906)  (61,528,494)  (41,673,104)  (4,691,541 )   (21,972,187)   (70,230,812)
                                          -------------  ------------  ------------  ------------  -------------  -------------
    Net increase (decrease) from capital
     share transactions.................     (2,554,737)   (6,351,877)   (5,999,098)  (2,818,437 )    (3,745,265)        86,785
                                          -------------  ------------  ------------  ------------  -------------  -------------
Total increase (decrease) in net
 assets.................................      5,223,997     1,273,192   (10,857,347)  (2,403,804 )   (10,313,407)    (3,143,792)
Net assets:
  Beginning of year.....................     50,356,264    68,186,143    16,508,757    8,745,185      16,709,007     43,976,824
                                          -------------  ------------  ------------  ------------  -------------  -------------
  End of year...........................  $  55,580,261  $ 69,459,335  $  5,651,410  $ 6,341,381   $   6,395,600  $  40,833,032
                                          -------------  ------------  ------------  ------------  -------------  -------------
                                          -------------  ------------  ------------  ------------  -------------  -------------
   *Includes undistributed net
   investment income of:................  $     721,627  $         --  $     76,434  $   104,883   $     111,308  $          --
                                          -------------  ------------  ------------  ------------  -------------  -------------
                                          -------------  ------------  ------------  ------------  -------------  -------------


                                             VARIABLE
                                               NEW           VARIABLE         MONEY        VARIABLE
                                             PACIFIC          EUROPE          MARKET      INTERNATIONAL
                                               FUND            FUND            FUND          FUND
                                          --------------  --------------  --------------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........  $      308,371  $      121,528  $    1,506,185  $  104,596
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................      (3,607,110)      8,721,640              --     356,679
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................        (105,425)          3,427              --     (47,735 )
  Net change in unrealized appreciation
   (depreciation) of investments........       2,848,653        (865,332)             --     137,293
                                          --------------  --------------  --------------  -----------
    Net increase (decrease) in net
     assets resulting from operations...        (555,511)      7,981,263       1,506,185     550,833
                                          --------------  --------------  --------------  -----------
Distributions to shareholders: (Note 1)
  From net investment income............        (351,881)        (60,959)     (1,506,185)    (56,951 )
  From net realized gain on
   investments..........................              --      (3,918,823)             --    (471,250 )
  In excess of net investment income....              --              --              --          --
                                          --------------  --------------  --------------  -----------
    Total distributions.................        (351,881)     (3,979,782)     (1,506,185)   (528,201 )
                                          --------------  --------------  --------------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................     174,054,677     354,305,731     727,175,801  79,400,263
  Decrease from capital shares
   repurchased..........................    (178,627,344)   (353,100,071)   (722,552,277) (78,024,723)
                                          --------------  --------------  --------------  -----------
    Net increase (decrease) from capital
     share transactions.................      (4,572,667)      1,205,660       4,623,524   1,375,540
                                          --------------  --------------  --------------  -----------
Total increase (decrease) in net
 assets.................................      (5,480,059)      5,207,141       4,623,524   1,398,172
Net assets:
  Beginning of year.....................      16,490,084      27,409,750      26,964,207   5,929,179
                                          --------------  --------------  --------------  -----------
  End of year...........................  $   11,010,025  $   32,616,891  $   31,587,731  $7,327,351
                                          --------------  --------------  --------------  -----------
                                          --------------  --------------  --------------  -----------
   *Includes undistributed net
   investment income of:................  $      239,972  $      121,518  $           --      80,404
                                          --------------  --------------  --------------  -----------
                                          --------------  --------------  --------------  -----------

                                                         For the year ended December 31, 1997
                                                                       GT GLOBAL
                                ---------------------------------------------------------------------------------------
                                  VARIABLE       VARIABLE       VARIABLE                     VARIABLE
                                  GROWTH &       TELECOM-       EMERGING       VARIABLE       NATURAL       VARIABLE
                                   INCOME       MUNICATIONS      MARKETS     INFRASTRUCTURE   RESOURCES      AMERICA
                                    FUND           FUND           FUND           FUND          FUND           FUND
                                -------------  -------------  -------------  ------------  -------------  -------------
Increase (decrease) in net
assets
Operations:
  Net investment income
   (loss).....................  $   1,205,645  $     (68,334) $     221,606  $    83,258   $     (29,831) $    (142,918)
  Net realized gain (loss) on
   investments and foreign
   currency transactions......      1,630,452      5,806,561        492,304     (206,416 )     2,034,294      6,277,204
  Net change in unrealized
   appreciation (depreciation)
   on translation of assets
   and liabilities in foreign
   currencies.................        (54,835)       167,417         (9,023)      (1,800 )         2,250             --
  Net change in unrealized
   appreciation (depreciation)
   of investments.............      3,876,889      2,996,284     (2,699,474)     442,473      (1,935,169)      (372,530)
                                -------------  -------------  -------------  ------------  -------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations...............      6,658,151      8,901,928     (1,994,587)     317,515          71,544      5,761,756
                                -------------  -------------  -------------  ------------  -------------  -------------
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................     (1,300,804)            --        (84,900)     (47,833 )            --       (196,399)
  From net realized gain on
   investments................        (90,528)    (7,777,355)    (1,283,734)    (431,226 )      (762,160)    (1,554,377)
                                -------------  -------------  -------------  ------------  -------------  -------------
    Total distributions.......     (1,391,332)    (7,777,355)    (1,368,634)    (479,059 )      (762,160)    (1,750,776)
                                -------------  -------------  -------------  ------------  -------------  -------------
Capital share transactions:
(Note 4)
  Increase from capital shares
   sold and reinvested........     80,082,075     53,743,901     65,386,565    6,628,609      42,957,139     51,554,136
  Decrease from capital shares
   repurchased................    (71,425,393)   (49,940,160)   (63,118,511)  (3,775,850 )   (41,865,469)   (53,234,901)
                                -------------  -------------  -------------  ------------  -------------  -------------
    Net increase (decrease)
     from capital share
     transactions.............      8,656,682      3,803,741      2,268,054    2,852,759       1,091,670     (1,680,765)
                                -------------  -------------  -------------  ------------  -------------  -------------
Total increase (decrease) in
 net assets...................     13,923,501      4,928,314     (1,095,167)   2,691,215         401,054      2,330,215
Net assets:
  Beginning of year...........     36,432,763     63,257,829     17,603,924    6,053,970      16,307,953     41,646,609
                                -------------  -------------  -------------  ------------  -------------  -------------
  End of year * *.............  $  50,356,264  $  68,186,143  $  16,508,757  $ 8,745,185   $  16,709,007  $  43,976,824
                                -------------  -------------  -------------  ------------  -------------  -------------
                                -------------  -------------  -------------  ------------  -------------  -------------
   * *Includes undistributed
   net investment income
   of:........................  $     643,714  $          --  $     168,757  $    77,503   $          --  $          --
                                -------------  -------------  -------------  ------------  -------------  -------------
                                -------------  -------------  -------------  ------------  -------------  -------------


                                   VARIABLE
                                     NEW           VARIABLE         MONEY         VARIABLE
                                   PACIFIC          EUROPE          MARKET      INTERNATIONAL
                                     FUND            FUND            FUND           FUND
                                --------------  --------------  --------------  -------------
Increase (decrease) in net
assets
Operations:
  Net investment income
   (loss).....................  $      415,628  $       62,782  $    1,033,856  $      69,499
  Net realized gain (loss) on
   investments and foreign
   currency transactions......        (100,720)      4,084,568              --        501,515
  Net change in unrealized
   appreciation (depreciation)
   on translation of assets
   and liabilities in foreign
   currencies.................         105,422          (4,948)             --         19,339
  Net change in unrealized
   appreciation (depreciation)
   of investments.............     (10,613,599)        417,896              --        (52,826)
                                --------------  --------------  --------------  -------------
    Net increase (decrease) in
     net assets resulting from
     operations...............     (10,193,269)      4,560,298       1,033,856        537,527
                                --------------  --------------  --------------  -------------
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................        (178,145)        (69,048)     (1,033,856)        (7,912)
  From net realized gain on
   investments................        (128,263)     (2,404,127)             --             --
                                --------------  --------------  --------------  -------------
    Total distributions.......        (306,408)     (2,473,175)     (1,033,856)        (7,912)
                                --------------  --------------  --------------  -------------
Capital share transactions:
(Note 4)
  Increase from capital shares
   sold and reinvested........     181,437,283     147,172,457     524,518,140     35,266,039
  Decrease from capital shares
   repurchased................    (187,117,722)   (146,386,879)   (517,347,993)   (34,648,323)
                                --------------  --------------  --------------  -------------
    Net increase (decrease)
     from capital share
     transactions.............      (5,680,439)        785,578       7,170,147        617,716
                                --------------  --------------  --------------  -------------
Total increase (decrease) in
 net assets...................     (16,180,116)      2,872,701       7,170,147      1,147,331
Net assets:
  Beginning of year...........      32,670,200      24,537,049      19,794,060      4,781,848
                                --------------  --------------  --------------  -------------
  End of year * *.............  $   16,490,084  $   27,409,750  $   26,964,207  $   5,929,179
                                --------------  --------------  --------------  -------------
                                --------------  --------------  --------------  -------------
   * *Includes undistributed
   net investment income
   of:........................  $      351,912  $       60,949  $           --  $      56,757
                                --------------  --------------  --------------  -------------
                                --------------  --------------  --------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F61

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   GT GLOBAL
                                          ------------------------------------------------------------
                                                         VARIABLE STRATEGIC INCOME FUND
                                          ------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------
                                            1998         1997         1996         1995         1994
                                          --------     --------     --------     --------     --------
Per Share Operating Performance:
Net asset value, beginning of period....  $ 13.39      $ 13.38      $ 11.86      $ 10.82      $ 14.57
                                          --------     --------     --------     --------     --------
  Net investment income (loss)..........     0.97(a)      1.00(b)      0.95(c)      1.07(d)      1.71(e)
  Net realized and unrealized gain
   (loss) on investments................    (1.05)       (0.07)        1.50         0.93        (4.17)
                                          --------     --------     --------     --------     --------
    Net increase (decrease) resulting
     from operations....................    (0.08)        0.93         2.45         2.00        (2.46)
                                          --------     --------     --------     --------     --------
Distributions to shareholders:
  From net investment income............    (0.92)       (0.92)       (0.85)       (0.96)       (0.79)
  From net realized gain on
   investments..........................       --           --        (0.08)          --        (0.45)
  In excess of net investment income....       --           --           --           --           --
  In excess of net realized gain on
   investments..........................       --           --           --           --           --
  Return of capital.....................       --           --           --           --        (0.05)
                                          --------     --------     --------     --------     --------
    Total distributions.................    (0.92)       (0.92)       (0.93)       (0.96)       (1.29)
                                          --------     --------     --------     --------     --------
Net asset value, end of period..........  $ 12.39      $ 13.39      $ 13.38      $ 11.86      $ 10.82
                                          --------     --------     --------     --------     --------
                                          --------     --------     --------     --------     --------
Total investment return  (f)............    (0.61)%       7.14%       21.58%       19.50%      (17.09)%
                                          --------     --------     --------     --------     --------
                                          --------     --------     --------     --------     --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $22,022      $28,497      $31,718      $25,345      $23,367
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............     7.16%        7.20%        7.74%        9.59%        7.58%
  Without reimbursement and/or expense
   reductions...........................     6.97%        7.03%        7.59%        9.35%        7.43%
Ratio of expenses to average net assets
 excluding interest expense:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............     1.00%        0.90%        0.99%        1.00%        1.00%
  Without reimbursement and/or expense
   reductions...........................     1.19%        1.07%        1.14%        1.24%        1.15%
Ratio of interest expense to average net
 assets.................................     0.16%          --%          --%          --%          --%
Portfolio turnover......................      282%         185%         210%         193%         313%

--------------------------------------------------------------------------------


                                                                                                GT GLOBAL
                                                                      --------------------------------------------------------------
                                                                                       VARIABLE LATIN AMERICA FUND
                                                                      --------------------------------------------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                      --------------------------------------------------------------
                                                                        1998         1997         1996         1995          1994
                                                                      --------     --------     --------     --------     ----------
Per Share Operating Performance:
Net asset value, beginning of period................................  $ 16.95      $ 14.80      $ 12.42      $ 19.17      $ 17.68
                                                                      --------     --------     --------     --------     ----------
  Net investment income (loss)......................................     0.39(a)      0.24(b)      0.27(c)      0.51(d)      0.11(e)
  Net realized and unrealized gain (loss) on investments............    (7.36)        1.91         2.49        (5.10)        1.49
                                                                      --------     --------     --------     --------     ----------
    Net increase (decrease) resulting from operations...............    (6.97)        2.15         2.76        (4.59)        1.60
                                                                      --------     --------     --------     --------     ----------
Distributions to shareholders:
  From net investment income........................................    (0.25)          --        (0.37)       (0.16)       (0.04)
  From net realized gain on investments.............................    (0.12)          --           --        (2.00)       (0.07)
  In excess of net investment income................................       --           --        (0.01)          --           --
                                                                      --------     --------     --------     --------     ----------
    Total distributions.............................................    (0.37)          --        (0.38)       (2.16)       (0.11)
                                                                      --------     --------     --------     --------     ----------
Net asset value, end of period......................................  $  9.61      $ 16.95      $ 14.80      $ 12.42      $ 19.17
                                                                      --------     --------     --------     --------     ----------
                                                                      --------     --------     --------     --------     ----------
Total investment return  (f)........................................   (41.71)%      14.53%       22.48%      (24.14)%       9.14%
                                                                      --------     --------     --------     --------     ----------
                                                                      --------     --------     --------     --------     ----------
Ratios and supplemental data:
Net assets, end of period (in 000's)................................  $ 9,935      $28,786      $22,928      $19,771      $26,631
Ratio of net investment income (loss) to average net assets:
  With reimbursement and/or expense reductions (Notes 2 & 5)........     1.97%        1.36%        1.94%        4.43%        0.82%
  Without reimbursement and/or expense reductions...................     1.70%        1.21%        1.69%        3.92%        0.49%
Ratio of expenses to average net assets excluding interest expense:
  With reimbursement and/or expense reductions (Notes 2 & 5)........     1.25%        1.25%        1.17%        1.18%        1.25%
  Without reimbursement and/or expense reductions...................     1.52%        1.40%        1.42%        1.69%        1.58%
Ratio of interest expense to average net assets.....................     0.14%          --%          --%          --%          --%
Portfolio turnover..................................................       43%         141%         102%         140%         185%

------------------------

 (a) Includes reimbursement of Fund operating expenses of $0.02 for the Variable Strategic Income Fund, $0.05 for the Variable Global Government Income Fund, $0.04 for the Variable U.S. Government Income Fund, $0.04 for the Variable Latin America Fund and $0.01 for the Variable Telecommunications Fund (Note 2).
 (b) Includes reimbursement of Fund operating expenses of $0.01 for the Variable Strategic Income Fund, $0.06 for the Variable Global Government Income Fund, $0.06 for Variable U.S. Government Income Fund, $0.02 for the Variable Latin America Fund, and $0.00 for the Variable Growth & Income Fund (Note 2).
 (c) Includes reimbursement of Fund operating expenses of $0.02 for the Variable Strategic Income Fund, $0.06 for the Variable Global Government Income Fund, $0.08 for the Variable U.S. Government Income Fund, $0.02 for the Variable Latin America Fund, and $0.01 for the Variable Growth & Income Fund (Note 2).
 (d) Includes reimbursement of Fund operating expenses of $0.03 for the Variable Strategic Income Fund, $0.07 for the Variable Global Government Income Fund, $0.14 for the Variable U.S. Government Income Fund, $0.06 for the Variable Latin America Fund, $0.03 for the Variable Growth & Income Fund, and $0.00 for the Variable Telecommunications Fund (Note 2).
 (e) Includes reimbursement of Fund operating expenses of $0.04 for the Variable Strategic Income Fund, $0.08 for the Variable Global Government Income Fund, $0.48 for the Variable U.S. Government Income Fund, $0.04 for the Variable Latin America Fund, $0.03 for the Variable Growth & Income Fund, and $0.01 for the Variable Telecommunications Fund (Note 2).

    The accompanying notes are an integral part of the financial statements.

                                      F62

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

--------------------------------------------------------------------------------

                                                                  GT GLOBAL
                                           --------------------------------------------------------
                                                    VARIABLE GLOBAL GOVERNMENT INCOME FUND
                                           --------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------------
                                             1998        1997        1996        1995        1994
                                           --------    --------    --------    --------    --------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 11.17     $ 11.43     $ 11.51     $ 10.63     $ 12.53
                                           --------    --------    --------    --------    --------
  Net investment income (loss)..........      0.67(a)     0.82(b)     0.72(c)     0.79(d)     0.77(e)
  Net realized and unrealized gain
   (loss) on investments................      0.71       (0.34)      (0.06)       0.84       (1.85)
                                           --------    --------    --------    --------    --------
    Net increase (decrease) resulting
     from operations....................      1.38        0.48        0.66        1.63       (1.08)
                                           --------    --------    --------    --------    --------
Distributions to shareholders:
  From net investment income............     (0.62)      (0.74)      (0.74)      (0.75)      (0.73)
  From net realized gain on
   investments..........................        --          --          --          --          --
  In excess of net investment income....     (0.02)         --          --          --          --
  In excess of net realized gain on
   investments..........................        --          --          --          --          --
  Return of capital.....................        --          --          --          --       (0.09)
                                           --------    --------    --------    --------    --------
    Total distributions.................     (0.64)      (0.74)      (0.74)      (0.75)      (0.82)
                                           --------    --------    --------    --------    --------
Net asset value, end of period..........   $ 11.91     $ 11.17     $ 11.43     $ 11.51     $ 10.63
                                           --------    --------    --------    --------    --------
                                           --------    --------    --------    --------    --------
Total investment return  (f)............     12.69%       4.37%       6.17%      15.85%      (8.70)%
                                           --------    --------    --------    --------    --------
                                           --------    --------    --------    --------    --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 8,801     $ 8,251     $10,397     $11,944     $ 9,654
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............      5.71%       6.33%       6.32%       7.03%       6.89%
  Without reimbursement and/or expense
   reductions...........................      5.28%       5.74%       5.80%       6.37%       6.21%
Ratio of expenses to average net assets
 excluding interest expense:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............      1.00%       0.95%       0.95%       1.00%       1.00%
  Without reimbursement and/or expense
   reductions...........................      1.43%       1.54%       1.47%       1.66%       1.68%
Ratio of interest expense to average net
 assets.................................      0.07%         --%         --%         --%         --%
Portfolio turnover......................       224%        235%        235%        394%        350%

                                                                  GT GLOBAL
                                           --------------------------------------------------------

                                                     VARIABLE U.S. GOVERNMENT INCOME FUND
                                           --------------------------------------------------------

                                                           YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------------
                                             1998        1997        1996        1995        1994
                                           --------    --------    --------    --------    --------
Per Share Operating Performance:
Net asset value, beginning of period....   $ 11.70     $ 11.41     $ 11.74     $ 10.79     $ 12.23
                                           --------    --------    --------    --------    --------
  Net investment income (loss)..........      0.63(a)     0.63(b)     0.60(c)     0.62(d)     0.63(e)
  Net realized and unrealized gain
   (loss) on investments................      0.40        0.29       (0.35)       0.93       (1.39)
                                           --------    --------    --------    --------    --------
    Net increase (decrease) resulting
     from operations....................      1.03        0.92        0.25        1.55       (0.76)
                                           --------    --------    --------    --------    --------
Distributions to shareholders:
  From net investment income............     (0.62)      (0.54)      (0.58)      (0.60)      (0.62)
  From net realized gain on
   investments..........................        --       (0.09)         --          --       (0.06)
  In excess of net investment income....        --          --          --          --          --
  In excess of net realized gain on
   investments..........................        --          --          --          --          --
  Return of capital.....................        --          --          --          --          --
                                           --------    --------    --------    --------    --------
    Total distributions.................     (0.62)      (0.63)      (0.58)      (0.60)      (0.68)
                                           --------    --------    --------    --------    --------
Net asset value, end of period..........   $ 12.11     $ 11.70     $ 11.41     $ 11.74     $ 10.79
                                           --------    --------    --------    --------    --------
                                           --------    --------    --------    --------    --------
Total investment return  (f)............      9.06%       8.30%       2.23%      14.73%      (6.27)%
                                           --------    --------    --------    --------    --------
                                           --------    --------    --------    --------    --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $ 7,381     $ 7,373     $ 5,483     $ 5,992     $ 2,415
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............      5.17%       5.54%       5.24%       5.43%       5.53%
  Without reimbursement and/or expense
   reductions...........................      4.85%       4.92%       4.49%       3.87%       1.29%
Ratio of expenses to average net assets
 excluding interest expense:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............      1.00%       1.00%       1.00%       1.00%       0.38%
  Without reimbursement and/or expense
   reductions...........................      1.32%       1.62%       1.75%       2.56%       4.63%
Ratio of interest expense to average net
 assets.................................      0.07%         --%         --%         --%         --%
Portfolio turnover......................       231%        143%         49%        186%         34%

--------------------------------------------------------------------------------

                                                                     GT GLOBAL
                                            ------------------------------------------------------------
                                                           VARIABLE GROWTH & INCOME FUND
                                            ------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                            ------------------------------------------------------------
                                              1998         1997         1996         1995         1994
                                            --------     --------     --------     --------     --------
Per Share Operating Performance:
Net asset value, beginning of period....    $ 18.60      $ 16.51      $ 14.57      $ 12.99      $ 13.77
                                            --------     --------     --------     --------     --------
  Net investment income (loss)..........       0.53(a)      0.41(b)      0.53(c)      0.52(d)      0.46(e)
  Net realized and unrealized gain
   (loss) on investments................       3.08         2.23         1.81         1.46        (0.85)
                                            --------     --------     --------     --------     --------
    Net increase (decrease) resulting
     from operations....................       3.61         2.64         2.34         1.98        (0.39)
                                            --------     --------     --------     --------     --------
Distributions to shareholders:
  From net investment income............      (0.44)       (0.51)       (0.35)       (0.40)       (0.39)
  From net realized gain on
   investments..........................      (0.26)       (0.04)       (0.05)          --           --
  In excess of net investment income....         --           --           --           --           --
                                            --------     --------     --------     --------     --------
    Total distributions.................      (0.70)       (0.55)       (0.40)       (0.40)       (0.39)
                                            --------     --------     --------     --------     --------
Net asset value, end of period..........    $ 21.51      $ 18.60      $ 16.51      $ 14.57      $ 12.99
                                            --------     --------     --------     --------     --------
                                            --------     --------     --------     --------     --------
Total investment return  (f)............      19.60%       16.22%       16.33%       15.49%       (2.85)%
                                            --------     --------     --------     --------     --------
                                            --------     --------     --------     --------     --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $55,580      $50,356      $36,433      $30,565      $25,580
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............       2.53%        2.86%        3.58%        3.87%        3.69%
  Without reimbursement and/or expense
   reductions...........................       2.53%        2.72%        3.48%        3.66%        3.45%
Ratio of expenses to average net assets
 excluding interest expense:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............       1.22%        1.13%        1.20%        1.23%        1.25%
  Without reimbursement and/or expense
   reductions...........................       1.22%        1.27%        1.30%        1.44%        1.49%
Ratio of interest expense to average net
 assets.................................       0.04%          --%          --%          --%          --%
Portfolio turnover......................         72%          60%          57%          73%          53%

                                                                     GT GLOBAL
                                            ------------------------------------------------------------

                                                          VARIABLE TELECOMMUNICATIONS FUND
                                            ------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
                                            ------------------------------------------------------------
                                              1998         1997         1996         1995         1994
                                            --------     --------     --------     --------     --------
Per Share Operating Performance:
Net asset value, beginning of period....    $ 18.40      $ 18.14      $ 16.87      $ 13.98      $ 13.07
                                            --------     --------     --------     --------     --------
  Net investment income (loss)..........      (0.01) (a)   (0.02)       (0.05)        0.02(d)      0.01(e)
  Net realized and unrealized gain
   (loss) on investments................       3.99         2.59         3.31         3.26         0.92
                                            --------     --------     --------     --------     --------
    Net increase (decrease) resulting
     from operations....................       3.98         2.57         3.26         3.28         0.93
                                            --------     --------     --------     --------     --------
Distributions to shareholders:
  From net investment income............         --           --        (0.02)       (0.03)       (0.02)
  From net realized gain on
   investments..........................      (1.72)       (2.31)       (1.97)       (0.36)          --
  In excess of net investment income....         --           --           --           --           --
                                            --------     --------     --------     --------     --------
    Total distributions.................      (1.72)       (2.31)       (1.99)       (0.39)       (0.02)
                                            --------     --------     --------     --------     --------
Net asset value, end of period..........    $ 20.66      $ 18.40      $ 18.14      $ 16.87      $ 13.98
                                            --------     --------     --------     --------     --------
                                            --------     --------     --------     --------     --------
Total investment return  (f)............      22.11%       14.56%       19.34%       23.66%        7.15%
                                            --------     --------     --------     --------     --------
                                            --------     --------     --------     --------     --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $69,459      $68,186      $63,258      $50,778      $36,029
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............      (0.04)%      (0.10)%      (0.26)%       0.16%        0.31%
  Without reimbursement and/or expense
   reductions...........................      (0.05)%      (0.15)%      (0.31)%       0.10%        0.07%
Ratio of expenses to average net assets
 excluding interest expense:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............       1.16%        1.11%        1.12%        1.20%        1.25%
  Without reimbursement and/or expense
   reductions...........................       1.17%        1.16%        1.17%        1.26%        1.49%
Ratio of interest expense to average net
 assets.................................       0.01%          --%          --%          --%          --%
Portfolio turnover......................         73%          91%          77%          70%          81%

------------------------

 (f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

    The accompanying notes are an integral part of the financial statements.

                                      F63

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                              GT GLOBAL
                                                                  ------------------------------------------------------------------
                                                                                    VARIABLE EMERGING MARKETS FUND
                                                                  ------------------------------------------------------------------
                                                                                                                      JULY 5, 1994
                                                                                                                    (COMMENCEMENT OF
                                                                             YEAR ENDED DECEMBER 31,                 OPERATIONS) TO
                                                                  ---------------------------------------------       DECEMBER 31,
                                                                   1998         1997         1996        1995             1994
                                                                  -------     --------     --------     -------     ----------------
Per Share Operating Performance:
Net asset value, beginning of period............................  $11.57      $ 14.26      $ 10.88      $11.89          $12.00
                                                                  -------     --------     --------     -------       --------
  Net investment income (loss)..................................    0.27(a)      0.15(b)      0.11(c)     0.14(d)         0.07(e)
  Net realized and unrealized gain (loss) on investments........   (4.34)       (1.89)        3.27       (1.04)          (0.05)
                                                                  -------     --------     --------     -------       --------
    Net increase (decrease) resulting from operations...........   (4.07)       (1.74)        3.38       (0.90)           0.02
                                                                  -------     --------     --------     -------       --------
Distributions to shareholders:
  From net investment income....................................      --        (0.06)          --       (0.09)          (0.07)
  From net realized gain on investments.........................   (0.81)       (0.89)          --          --              --
  In excess of net investment income............................      --           --           --          --              --
  In excess of net realized gain on investments.................      --           --           --          --           (0.06)
  Return of capital.............................................      --           --           --       (0.02)             --
                                                                  -------     --------     --------     -------       --------
    Total distributions.........................................   (0.81)       (0.95)          --       (0.11)          (0.13)
                                                                  -------     --------     --------     -------       --------
Net asset value, end of period..................................  $ 6.69      $ 11.57      $ 14.26      $10.88          $11.89
                                                                  -------     --------     --------     -------       --------
                                                                  -------     --------     --------     -------       --------
Total investment return  (f) +..................................  (36.90)%     (13.76)%      31.07%      (7.54)%          0.12%
                                                                  -------     --------     --------     -------       --------
                                                                  -------     --------     --------     -------       --------
Ratios and supplemental data:
Net assets, end of period (in 000's)............................  $5,651      $16,509      $17,604      $8,983          $7,267
Ratio of net investment income (loss) to average net assets:
  With reimbursement and/or expense reductions (Notes 2 &
   5)++.........................................................    1.61%        1.05%        0.89%       1.55%           4.10%
  Without reimbursement and/or expense reductions++.............    0.72%        0.78%        0.39%       0.51%          (0.20)%
Ratio of expenses to average net assets excluding interest
 expense:
  With reimbursement and/or expense reductions (Notes 2 &
   5)++.........................................................    1.23%        1.22%        1.18%       1.18%           0.00%
  Without reimbursement and/or expense reductions++.............    2.12%        1.49%        1.68%       2.22%           4.30%
Ratio of interest expense to average net assets.................    0.17%          --%          --%         --%             --%
Portfolio turnover++............................................     110%         212%         216%        210%            117%

--------------------------------------------------------------------------------


                                                                                                GT GLOBAL
                                                                      --------------------------------------------------------------
                                                                                          VARIABLE AMERICA FUND
                                                                      --------------------------------------------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                      --------------------------------------------------------------
                                                                        1998         1997         1996         1995          1994
                                                                      --------     --------     --------     --------     ----------
Per Share Operating Performance:
Net asset value, beginning of period................................  $ 21.68      $ 19.71      $ 19.46      $ 15.81      $ 13.75
                                                                      --------     --------     --------     --------     ----------
  Net investment income (loss)......................................    (0.13)       (0.07)        0.12(c)      0.21(d)      0.48(e)
  Net realized and unrealized gain (loss) on investments............     1.80         2.88         3.18         3.80         2.08
                                                                      --------     --------     --------     --------     ----------
    Net increase (decrease) resulting from operations...............     1.67         2.81         3.30         4.01         2.56
                                                                      --------     --------     --------     --------     ----------
Distributions to shareholders:
  From net investment income........................................       --        (0.09)       (0.30)       (0.07)       (0.50)
  From net realized gain on investments.............................    (3.20)       (0.75)       (2.75)       (0.29)          --
  In excess of net investment income................................       --           --           --           --           --
  In excess of net realized gain on investments.....................       --           --           --           --           --
  Return of capital.................................................       --           --           --           --           --
                                                                      --------     --------     --------     --------     ----------
    Total distributions.............................................    (3.20)       (0.84)       (3.05)       (0.36)       (0.50)
                                                                      --------     --------     --------     --------     ----------
Net asset value, end of period......................................  $ 20.15      $ 21.68      $ 19.71      $ 19.46      $ 15.81
                                                                      --------     --------     --------     --------     ----------
                                                                      --------     --------     --------     --------     ----------
Total investment return  (f)........................................     8.09%       14.88%       18.55%       25.37%       18.88%
                                                                      --------     --------     --------     --------     ----------
                                                                      --------     --------     --------     --------     ----------
Ratios and supplemental data:
Net assets, end of period (in 000's)................................  $40,833      $43,977      $41,647      $37,643      $15,257
Ratio of net investment income (loss) to average net assets:
  With reimbursement and/or expense reductions (Notes 2 & 5)........    (0.59)%      (0.35)%       0.52%        1.66%        1.83%
  Without reimbursement and/or expense reductions...................    (0.59)%      (0.42)%       0.46%        1.60%        0.76%
Ratio of expenses to average net assets excluding interest expense:
  With reimbursement and/or expense reductions (Notes 2 & 5)........     0.95%        0.91%        0.95%        1.00%        0.98%
  Without reimbursement and/or expense reductions...................     0.95%        0.98%        1.01%        1.06%        2.05%
Ratio of interest expense to average net assets.....................     0.08%          --%          --%          --%          --%
Portfolio turnover..................................................      181%         210%         248%          79%         139%

------------------------

 (a) Includes reimbursement of Fund operating expenses of $0.08 for the Variable Emerging Markets Fund, $0.09 for the Variable Infrastructure Fund, $0.04 for the Variable Natural Resources Fund, $0.05 for the Variable New Pacific Fund and $0.01 for the Variable Europe Fund (Note
     2).
 (b) Includes reimbursement of Fund operating expenses of $0.03 for the Variable Emerging Markets Fund, $0.04 for the Variable Infrastructure Fund, $0.03 for the Variable Natural Resources Fund, $0.02 for the Variable New Pacific Fund, and $0.02 for the Variable Europe Fund (Note 2).
 (c) Includes reimbursement of Fund operating expenses of $0.05 for the Variable Emerging Markets Fund, $0.19 for the Variable Infrastructure Fund, $0.11 for the Variable Natural Resources Fund, $0.00 for the Variable America Fund, $0.04 for the Variable New Pacific Fund, and $0.04 for the Variable Europe Fund (Note 2).
 (d) Includes reimbursement of Fund operating expenses of $0.09 for the Variable Emerging Markets Fund, $0.42 for the Variable Infrastructure Fund, $0.47 for the Variable Natural Resources Fund, $0.01 for the Variable America Fund, $0.04 for the Variable New Pacific Fund, and $0.08 for the Variable Europe Fund (Note 2).
 (e) Includes reimbursement of Fund operating expenses of $0.07 for the Variable Emerging Markets Fund, $0.28 for the Variable America Fund, $0.03 for the Variable New Pacific Fund, and $0.04 for the Variable Europe Fund (Note 2).

    The accompanying notes are an integral part of the financial statements.

                                      F64

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

--------------------------------------------------------------------------------

                                                                   GT GLOBAL
                                            -------------------------------------------------------
                                                         VARIABLE INFRASTRUCTURE FUND
                                            -------------------------------------------------------
                                                                                   JANUARY 31, 1995
                                                        YEAR ENDED                 (COMMENCEMENT OF
                                                       DECEMBER 31,                 OPERATIONS) TO
                                            ----------------------------------       DECEMBER 31,
                                              1998         1997         1996             1995
                                            --------     --------     --------     ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $ 16.35      $ 16.47      $ 13.27          $12.00
                                            --------     --------     --------       --------
  Net investment income (loss)..........       0.31(a)      0.12(b)      0.11(c)         0.07(d)
  Net realized and unrealized gain
   (loss) on investments................       0.77         0.74         3.19            1.20
                                            --------     --------     --------       --------
    Net increase (decrease) resulting
     from operations....................       1.08         0.86         3.30            1.27
                                            --------     --------     --------       --------
Distributions to shareholders:
  From net investment income............      (0.17)       (0.10)       (0.03)             --
  From net realized gain on
   investments..........................         --        (0.88)       (0.07)             --
  In excess of net investment income....         --           --           --              --
  In excess of net realized gain on
   investments..........................         --           --           --              --
  Return of capital.....................         --           --           --              --
                                            --------     --------     --------       --------
    Total distributions.................      (0.17)       (0.98)       (0.10)             --
                                            --------     --------     --------       --------
Net asset value, end of period..........    $ 17.26      $ 16.35      $ 16.47          $13.27
                                            --------     --------     --------       --------
                                            --------     --------     --------       --------
Total investment return  (f)............       6.58%        5.00%       24.88%          10.58%
                                            --------     --------     --------       --------
                                            --------     --------     --------       --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 6,341      $ 8,745      $ 6,054          $1,594
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............       1.37%        0.99%        1.35%           1.24%
  Without reimbursement and/or expense
   reductions...........................       0.94%        0.68%        0.03%          (6.11)%
Ratio of expenses to average net assets
 excluding interest expense:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............       1.25%        1.18%        1.21%           1.22%
  Without reimbursement and/or expense
   reductions...........................       1.68%        1.49%        2.53%           8.57%
Ratio of interest expense to average net
 assets.................................         --%          --%          --%             --%
Portfolio turnover......................        110%          46%          76%             38%

                                                                   GT GLOBAL
                                            -------------------------------------------------------

                                                        VARIABLE NATURAL RESOURCES FUND
                                            -------------------------------------------------------
                                                                                   JANUARY 31, 1995
                                                        YEAR ENDED                 (COMMENCEMENT OF
                                                       DECEMBER 31,                 OPERATIONS) TO
                                            ----------------------------------       DECEMBER 31,
                                              1998         1997         1996             1995
                                            --------     --------     --------     ----------------
Per Share Operating Performance:
Net asset value, beginning of period....    $ 20.20      $ 20.98      $ 13.88          $12.00
                                            --------     --------     --------       --------
  Net investment income (loss)..........       0.23(a)     (0.03) (b)   (0.06) (c)       0.73(d)
  Net realized and unrealized gain
   (loss) on investments................      (6.38)        0.18         7.16            1.91
                                            --------     --------     --------       --------
    Net increase (decrease) resulting
     from operations....................      (6.15)        0.15         7.10            2.64
                                            --------     --------     --------       --------
Distributions to shareholders:
  From net investment income............         --           --           --           (0.71)
  From net realized gain on
   investments..........................      (3.15)       (0.93)          --              --
  In excess of net investment income....         --           --           --              --
  In excess of net realized gain on
   investments..........................         --           --           --           (0.05)
  Return of capital.....................         --           --           --              --
                                            --------     --------     --------       --------
    Total distributions.................      (3.15)       (0.93)          --           (0.76)
                                            --------     --------     --------       --------
Net asset value, end of period..........    $ 10.90      $ 20.20      $ 20.98          $13.88
                                            --------     --------     --------       --------
                                            --------     --------     --------       --------
Total investment return  (f)............     (33.01)%       1.29%       51.15%          22.20%
                                            --------     --------     --------       --------
                                            --------     --------     --------       --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 6,396      $16,709      $16,308          $1,365
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............       1.22%       (0.16)%      (0.60)%         10.87%
  Without reimbursement and/or expense
   reductions...........................       0.97%       (0.38)%      (1.30)%          2.94%
Ratio of expenses to average net assets
 excluding interest expense:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............       1.24%        1.20%        1.19%           1.14%
  Without reimbursement and/or expense
   reductions...........................       1.49%        1.42%        1.89%           9.07%
Ratio of interest expense to average net
 assets.................................       0.04%          --%          --%             --%
Portfolio turnover......................        305%         315%         199%            875%

--------------------------------------------------------------------------------

                                                                     GT GLOBAL
                                            ------------------------------------------------------------
                                                             VARIABLE NEW PACIFIC FUND
                                            ------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                            ------------------------------------------------------------
                                              1998         1997         1996         1995         1994
                                            --------     --------     --------     --------     --------
Per Share Operating Performance:
Net asset value, beginning of period....    $ 10.50      $ 18.02      $ 13.92      $ 14.01      $ 16.07
                                            --------     --------     --------     --------     --------
  Net investment income (loss)..........       0.27(a)      0.26(b)      0.13(c)      0.20(d)      0.08(e)
  Net realized and unrealized gain
   (loss) on investments................      (1.80)       (7.61)        4.16        (0.23)       (2.08)
                                            --------     --------     --------     --------     --------
    Net increase (decrease) resulting
     from operations....................      (1.53)       (7.35)        4.29        (0.03)       (2.00)
                                            --------     --------     --------     --------     --------
Distributions to shareholders:
  From net investment income............      (0.25)       (0.10)       (0.19)       (0.06)       (0.06)
  From net realized gain on
   investments..........................         --        (0.07)          --           --           --
  In excess of net investment income....         --           --           --           --           --
  In excess of net realized gain on
   investments..........................         --           --           --           --           --
  Return of capital.....................         --           --           --           --           --
                                            --------     --------     --------     --------     --------
    Total distributions.................      (0.25)       (0.17)       (0.19)       (0.06)       (0.06)
                                            --------     --------     --------     --------     --------
Net asset value, end of period..........    $  8.72      $ 10.50      $ 18.02      $ 13.92      $ 14.01
                                            --------     --------     --------     --------     --------
                                            --------     --------     --------     --------     --------
Total investment return  (f)............     (14.54)%     (41.11)%      30.97%       (0.21)%     (12.47)%
                                            --------     --------     --------     --------     --------
                                            --------     --------     --------     --------     --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $11,010      $16,490      $32,670      $23,025      $19,391
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............       2.38%        1.50%        0.88%        1.27%        0.83%
  Without reimbursement and/or expense
   reductions...........................       1.85%        1.16%        0.60%        1.74%        0.48%
Ratio of expenses to average net assets
 excluding interest expense:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............       1.23%        1.09%        1.12%        1.14%        1.25%
  Without reimbursement and/or expense
   reductions...........................       1.76%        1.43%        1.40%        1.61%        1.60%
Ratio of interest expense to average net
 assets.................................       0.02%          --%          --%          --%          --%
Portfolio turnover......................        102%          93%          70%          67%          30%

                                                                     GT GLOBAL
                                            ------------------------------------------------------------

                                                                VARIABLE EUROPE FUND
                                            ------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
                                            ------------------------------------------------------------
                                              1998         1997         1996         1995         1994
                                            --------     --------     --------     --------     --------
Per Share Operating Performance:
Net asset value, beginning of period....    $ 22.52      $ 21.34      $ 16.52      $ 15.22      $ 15.33
                                            --------     --------     --------     --------     --------
  Net investment income (loss)..........       0.08(a)      0.05(b)      0.05(c)      0.18(d)      0.16(e)
  Net realized and unrealized gain
   (loss) on investments................       3.74         3.10         4.93         1.28        (0.25)
                                            --------     --------     --------     --------     --------
    Net increase (decrease) resulting
     from operations....................       3.82         3.15         4.98         1.46        (0.09)
                                            --------     --------     --------     --------     --------
Distributions to shareholders:
  From net investment income............      (0.05)       (0.06)       (0.16)       (0.16)          --
  From net realized gain on
   investments..........................      (2.97)       (1.91)          --           --        (0.02)
  In excess of net investment income....         --           --           --           --           --
  In excess of net realized gain on
   investments..........................         --           --           --           --           --
  Return of capital.....................         --           --           --           --           --
                                            --------     --------     --------     --------     --------
    Total distributions.................      (3.02)       (1.97)       (0.16)       (0.16)       (0.02)
                                            --------     --------     --------     --------     --------
Net asset value, end of period..........    $ 23.32      $ 22.52      $ 21.34      $ 16.52      $ 15.22
                                            --------     --------     --------     --------     --------
                                            --------     --------     --------     --------     --------
Total investment return  (f)............      15.98%       15.15%       30.25%        9.66%       (0.59)%
                                            --------     --------     --------     --------     --------
                                            --------     --------     --------     --------     --------
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $32,617      $27,410      $24,537      $15,641      $15,020
Ratio of net investment income (loss) to
 average net assets:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............       0.34%        0.22%        0.36%        1.12%        1.48%
  Without reimbursement and/or expense
   reductions...........................       0.30%        0.01%        0.09%        0.60%        1.07%
Ratio of expenses to average net assets
 excluding interest expense:
  With reimbursement and/or expense
   reductions (Notes 2 & 5).............       1.23%        1.20%        1.20%        1.20%        1.25%
  Without reimbursement and/or expense
   reductions...........................       1.27%        1.41%        1.47%        1.72%        1.66%
Ratio of interest expense to average net
 assets.................................       0.32%          --%          --%          --%          --%
Portfolio turnover......................        107%         117%          56%         123%          61%

------------------------

 (f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.
  +  Not annualized for periods of less than one year.
 ++  Annualized for periods of less than one year.

    The accompanying notes are an integral part of the financial statements.

                                      F65

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                             GT GLOBAL
                                                    ------------------------------------------------------------
                                                                         MONEY MARKET FUND
                                                    ------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------------
                                                      1998         1997         1996         1995         1994
                                                    --------     --------     --------     --------     --------
Per Share Operating Performance:
Net asset value, beginning of period..............  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    --------     --------     --------     --------     --------
  Net investment income (loss)....................     0.05(a)      0.05(b)      0.05(c)      0.05(d)      0.03(e)
  Net realized and unrealized gain (loss) on
   investments....................................       --           --           --           --           --
                                                    --------     --------     --------     --------     --------
    Net increase (decrease) resulting from
     operations...................................     0.05         0.05         0.05         0.05         0.03
                                                    --------     --------     --------     --------     --------
Distributions to shareholders:
  From net investment income......................    (0.05)       (0.05)       (0.05)       (0.05)       (0.03)
  From net realized gain on investments...........       --           --           --           --           --
                                                    --------     --------     --------     --------     --------
    Total distributions...........................    (0.05)       (0.05)       (0.05)       (0.05)       (0.03)
                                                    --------     --------     --------     --------     --------
Net asset value, end of period....................  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                    --------     --------     --------     --------     --------
                                                    --------     --------     --------     --------     --------
Total investment return  (f)......................     5.22%        4.96%        4.75%        5.26%        3.48%
                                                    --------     --------     --------     --------     --------
                                                    --------     --------     --------     --------     --------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $31,588      $26,964      $19,794      $14,891      $19,474
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense reductions
   (Notes 2 & 5)..................................     4.70%        4.77%        4.67%        5.15%        3.70%
  Without reimbursement and/or expense
   reductions.....................................     4.70%        4.73%        4.57%        4.85%        3.64%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense reductions
   (Notes 2 & 5)..................................     0.73%        0.75%        0.75%        0.75%        0.75%
  Without reimbursement and/or expense
   reductions.....................................     0.73%        0.79%        0.85%        1.05%        0.81%
Ratio of interest expense to average net assets...      N/A          N/A          N/A          N/A          N/A
Portfolio turnover................................      N/A          N/A          N/A          N/A          N/A

--------------------------------------------------------------------------------

                                                                                 GT GLOBAL
                                                    --------------------------------------------------------------------
                                                                        VARIABLE INTERNATIONAL FUND
                                                    --------------------------------------------------------------------
                                                                                                          JULY 5, 1994
                                                                                                        (COMMENCEMENT OF
                                                                YEAR ENDED DECEMBER 31,                  OPERATIONS) TO
                                                    -----------------------------------------------       DECEMBER 31,
                                                      1998         1997         1996         1995             1994
                                                    --------     --------     --------     --------     ----------------
Per Share Operating Performance:
Net asset value, beginning of period..............  $ 12.72      $ 11.91      $ 11.01      $ 11.25          $12.00
                                                    --------     --------     --------     --------       --------
  Net investment income (loss)....................     0.10* (a)    0.15(b)      0.05(c)      0.09(d)         0.06(e)
  Net realized and unrealized gain (loss) on
   investments....................................    (0.11)        0.68         0.89        (0.22)          (0.76)
                                                    --------     --------     --------     --------       --------
    Net increase (decrease) resulting from
     operations...................................    (0.01)        0.83         0.94        (0.13)          (0.70)
                                                    --------     --------     --------     --------       --------
Distributions to shareholders:
  From net investment income......................    (0.09)       (0.02)          --        (0.09)          (0.05)
  From net realized gain on investments...........    (0.75)          --        (0.04)       (0.02)             --
                                                    --------     --------     --------     --------       --------
    Total distributions...........................    (0.84)       (0.02)       (0.04)       (0.11)          (0.05)
                                                    --------     --------     --------     --------       --------
Net asset value, end of period....................  $ 11.87      $ 12.72      $ 11.91      $ 11.01          $11.25
                                                    --------     --------     --------     --------       --------
                                                    --------     --------     --------     --------       --------
Total investment return  (f) +....................    (0.64)%       6.93%        8.52%       (1.14)%         (5.81)%
                                                    --------     --------     --------     --------       --------
                                                    --------     --------     --------     --------       --------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $ 7,327      $ 5,929      $ 4,782      $ 3,663          $2,229
Ratio of net investment income (loss) to average
 net assets:
  With reimbursement and/or expense reductions
   (Notes 2 & 5)++................................     1.64%        1.22%        0.48%        0.93%           3.33%
  Without reimbursement and/or expense
   reductions++...................................     0.56%        0.05%       (0.86)%      (1.35)%         (2.56)%
Ratio of expenses to average net assets excluding
 interest expense:
  With reimbursement and/or expense reductions
   (Notes 2 & 5)++................................     1.25%        1.14%        1.15%        1.25%           0.69%
  Without reimbursement and/or expense
   reductions++...................................     2.33%        2.31%        2.49%        3.53%           6.58%
Ratio of interest expense to average net assets...     0.09%          --%          --%          --%             --%
Portfolio turnover++..............................      105%         112%          92%         107%             17%

------------------------

  *  Calculated based upon average shares outstanding during the period.
 (a) Includes reimbursement of Fund operating expenses of $0.09 for the Variable International Fund (Note 2).
 (b) Includes reimbursement of Fund operating expenses of $0.06 for the Variable International Fund (Note 2).
 (c) Includes reimbursement of Fund operating expenses of $0.14 for the Variable International Fund (Note 2).
 (d) Includes reimbursement of Fund operating expenses of $0.22 for the Variable International Fund (Note 2).
 (e) Includes reimbursement of Fund operating expenses of $0.11 for the Variable International Fund (Note 2).
 (f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.
  +  Not annualized for periods of less than one year.
 ++  Annualized for periods of less than one year.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F66

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1998

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust (the "Trusts") were each organized as a Delaware business trust on May 29, 1998. Previously they were Massachusetts business trusts organized on May 26, 1992 and September 17, 1992, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended ("1940 Act"), as open-end management investment companies. The GT Global Variable Investment Series operates as a series company currently issuing five series of shares of beneficial interest: GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund and GT Global Money Market Fund. GT Global Variable Investment Trust operates as a series company currently issuing nine series of shares of beneficial interest: GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund, GT Global Variable U.S. Government Income Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Telecommunications Fund, GT Global Variable Infrastructure Fund, and GT Global Variable Natural Resources Fund. (The series of shares of beneficial interest for the two trusts are referred to herein collectively as the "Funds".) Each of the Funds is classified as a diversified management investment company, except for GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund and GT Global Variable Global Government Income Fund, which are each registered as a non-diversified management investment company under the 1940 Act.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange or on the Nasdaq National Market System in which such securities are primarily traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.

Long-term debt obligations are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for securities of comparative maturity, quality and type; however, when
A I M Advisors, Inc. (the "Manager") deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by, or under the direction of, each of the Trusts' Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by, or under the direction of, each Trusts' Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Funds, it is the Funds' policy to always receive, as collateral, United States government securities or other high quality debt securities of which

                                      F67

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

the value, including accrued interest, is at least equal to the amount to be repaid to the Funds under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the Forward Contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amounts shown in the Funds' "Statements of Assets and Liabilities." The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. The Funds may enter into Forward Contracts in connection with planned purchases or sales of securities or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statements of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium received. A Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying securities and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Funds may use options to manage their exposure to the stock or bond markets and to fluctuations in currency values or interest rates.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's "Statements of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund would realize a loss in the amount of the cost of the option. If a Fund enters into a closing sale transaction, the Fund would realize a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund may use futures contracts to manage its exposure to the stock or bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to the collection of withholding tax rebate, income is recorded net of all withholding tax with any rebate recorded when received. A Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. For the Money Market Fund, dividends are declared daily and paid monthly from net investment income. The Variable Strategic Income Fund, Variable Global Government Income Fund and Variable U.S. Government Income Fund declare and pay dividends from net investment income, if any, monthly. The Variable Growth & Income

                                      F68

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Fund declares and pays dividends from net investment income, if any, quarterly. The Variable Latin America Fund, Variable Telecommunications Fund, Variable New Pacific Fund, Variable Europe Fund, Variable Emerging Markets Fund, Variable International Fund, Variable America Fund, Variable Infrastructure Fund, and Variable Natural Resources Fund declare and pay dividends from net investment income, if any, annually. With respect to each Fund, dividends from net realized capital gains, if any, are normally declared and paid annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(I) TAXES
It is the policy of the Funds to continue to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or for excise tax on income and capital gains. The following funds have capital loss carry-forwards.

                                                              CAPITAL LOSS   EXPIRES IN
GT GLOBAL FUNDS                                               CARRYFORWARD      YEAR
------------------------------------------------------------  ------------   ----------
Variable Strategic Income...................................   $  190,054       2003
 ............................................................      972,721       2006
Variable Global Government Income...........................      353,306       2002
Variable Latin America......................................    3,071,451       2006
Variable Emerging Markets...................................    4,606,893       2006
Variable Infrastructure.....................................      277,239       2006
Variable Natural Resources..................................    4,305,511       2006
Variable America............................................    1,644,845       2006
Variable New Pacific........................................    4,172,104       2006
Money Market................................................          144       2006

(J) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Funds' investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(K) INDEXED SECURITIES
The Funds may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) RESTRICTED SECURITIES
Certain of the Funds are permitted to invest in a limited amount of privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the year, restricted securities (excluding 144A issues) are shown at the end of the Portfolio of Investments for each Fund, if any.

(M) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
A Fund may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities, if any, are identified on the accompanying Portfolio of Investments. The Variable Strategic Income Fund and the Variable Government Income Fund have set aside sufficient cash or liquid high grade debt securities as collateral for these purchase commitments.

                                      F69

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

(N) PORTFOLIO SECURITIES LOANED
At December 31, 1998, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral receive by the Fund:

                                                                                              YEAR
                                                                                             ENDED
                                                                                            DECEMBER
                                                                                              31,
                                                                   DECEMBER 31, 1998          1998
                                                              ----------------------------  --------
                                                              AGGREGATE VALUE      CASH       FEES
GT GLOBAL                                                         ON LOAN       COLLATERAL  RECEIVED
------------------------------------------------------------  ---------------   ----------  --------
Variable Strategic Income Fund..............................    $  313,172      $  332,671  $32,575
Variable Global Government Income Fund......................       122,069         125,666    5,624
Variable U.S. Government Income Fund........................            --              --       --
Variable Latin America Fund.................................     1,912,734       1,956,038   11,570
Variable Growth & Income Fund...............................       764,768         822,148   33,804
Variable Telecommunications Fund............................     6,333,925       6,425,465   52,374
Variable Emerging Markets Fund..............................        62,385          66,413    5,764
Variable Infrastructure Fund................................        23,532          23,986    2,191
Variable Natural Resources Fund.............................            --              --    1,057
Variable America Fund.......................................     4,403,404       4,438,785   23,815
Variable New Pacific Fund...................................       140,827         148,825   23,633
Variable Europe Fund........................................     1,212,962       1,283,449   38,173
Money Market Fund...........................................            --              --       --
Variable International Fund.................................        29,474          30,500    5,867

For international securities, cash collateral is received by a Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less.

(O) LINE OF CREDIT
The Funds, along with certain other funds advised and/or administered by the Manager, have a line of credit with BankBoston and State Street Bank and Trust Company. The arrangements with the banks allow the Funds and certain other funds to borrow, on a first come, first served basis, an aggregate maximum amount of $250,000,000. The Funds are limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On December 31, 1998, outstanding loan balances are as follows:

GT GLOBAL
------------------------------------------------------------
Variable Latin America......................................          $        48,000
Variable America............................................                  227,000
Variable New Pacific........................................                   42,000

For the year ended December 31, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding), the weighted average interest rate, interest expense for loans and other interest expense are as follows:

                                                                                  YEAR ENDED DECEMBER 31, 1998
                                                              ---------------------------------------------------------------------
                                                                         AVERAGE               AVERAGE DAILY
GT GLOBAL                                                       OUTSTANDING DAILY BALANCE      INTEREST RATE     INTEREST EXPENSE
------------------------------------------------------------  ------------------------------  ----------------  -------------------
Variable Strategic Income Fund..............................         $      1,335,329              6.29%            $    38,936
Variable Global Government Income Fund......................                  137,155              6.11%                  3,746
Variable U.S. Government Income Fund........................                  326,945              5.89%                  4,871
Variable Latin America Fund.................................                  519,080              6.18%                 22,260
Variable Growth & Income Fund...............................                1,800,436              6.18%                 23,031
Variable Telecommunications Fund............................                1,272,621              5.98%                  7,062
Variable Emerging Markets Fund..............................                  486,968              6.25%                 15,969
Variable Infrastructure Fund................................                       --                --                      --
Variable Natural Resources Fund.............................                  476,745              6.26%                  4,560
Variable America Fund.......................................                  850,226              6.22%                 32,363
Variable New Pacific Fund...................................                  763,684              5.67%                  2,258
Variable Europe Fund........................................                2,927,500              6.23%                117,469
Money Market Fund...........................................                       --                --                      --
Variable International Fund.................................                  470,038              6.34%                  5,472


GT GLOBAL                                                      OTHER INTEREST
------------------------------------------------------------  ----------------
Variable Strategic Income Fund..............................     $      950
Variable Global Government Income Fund......................          2,212
Variable U.S. Government Income Fund........................             --
Variable Latin America Fund.................................             34
Variable Growth & Income Fund...............................             38
Variable Telecommunications Fund............................             --
Variable Emerging Markets Fund..............................            997
Variable Infrastructure Fund................................             --
Variable Natural Resources Fund.............................             --
Variable America Fund.......................................             --
Variable New Pacific Fund...................................             57
Variable Europe Fund........................................            600
Money Market Fund...........................................             --
Variable International Fund.................................          1,111

                                      F70

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

2. RELATED PARTIES
A I M Advisors, Inc. (the "Manager") is the Funds' investment manager and administrator. INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the investment sub-advisor and sub-administrator for the GT Global Variable New Pacific Fund, GT Global Variable America Fund, GT Global Money Market Fund, GT Global Variable Strategic Income Fund, and GT Global Variable U.S. Government Income Fund. INVESCO Asset Management Ltd. is the investment sub-advisor and sub-administrator for the GT Global Variable Europe Fund, GT Global Variable International Fund, GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Global Government Income Fund, and GT Global Variable Emerging Markets Fund. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. Effective September 8, 1998, A I M Fund Services, Inc., a wholly owned subsidiary of the Manager and a registered transfer agent, became the exclusive transfer agent of the Funds, replacing GT Global Investor Services, Inc. ("GT Services").

The Money Market Fund pays the Manager an investment management and administration fee at the annualized rate of 0.50% of that Fund's average daily net assets. The Variable Strategic Income Fund, Variable Global Government Income Fund, Variable U.S. Government Income Fund and Variable America Fund each pays the Manager an investment management and administration fee at the annualized rate of 0.75% of the Fund's average daily net assets. The Variable Growth & Income Fund, Variable Latin America Fund, Variable Telecommunications Fund, Variable New Pacific Fund, Variable Emerging Markets Fund, Variable International Fund, Variable Europe Fund, Variable Infrastructure Fund, and Variable Natural Resources Fund each pays the Manager an investment management and administration fee at the annualized rate of 1.00% of its average daily net assets. All fees are computed daily and paid monthly.

The Manager has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the Variable New Pacific Fund, Variable Europe Fund, Variable Latin America Fund, Variable Telecommunications Fund, Variable Emerging Markets Fund, Variable International Fund, Variable Infrastructure Fund, Variable Natural Resources Fund, and the Variable Growth & Income Fund to 1.25% of their respective average daily net assets. In addition, the Manager has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the Variable Strategic Income Fund, The Variable Global Government Income Fund, the Variable U.S. Government Income Fund, and the Variable America Fund to 1.00% of their respective average daily net assets. Likewise, the Manager has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of the Money Market Fund to 0.75% of its average daily net assets. From time to time, the Manager in its sole discretion may waive its fees and/or voluntarily assume certain Fund expenses.

All general expenses of the Trusts and joint expenses of the Funds are allocated among the Funds on a basis deemed fair and equitable.

GT Global is the principal underwriter of the Variable Annuity Contracts. Underwriter commissions of $110,571 were retained by GT Global for the fiscal year ended December 31, 1998.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived based on the aggregate net assets of the funds which comprise the following investment companies: AIM Growth Series, AIM Investment Funds, AIM Investment Portfolios, AIM Series Trust, G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust. The fee is calculated at the rate of 0.03% to the first $5 billion of assets and 0.02% to the assets in excess of $5 billion. An amount is allocated to and paid by each such fund based on its relative average daily net assets.

Each trustee who is not a director, officer or employee of the Sub-Advisor or any affiliated company is paid an annual retainer of $2,000 by the G.T. Global Variable Investment Series and $3,000 by The G.T. Global Variable Investment Trust.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by Fund, for the year ended December 31, 1998:

                       PURCHASES AND SALES OF SECURITIES

                                                                        PURCHASES
                                                              ------------------------------
GT GLOBAL                                                     U.S. GOVERNMENT   OTHER ISSUES
------------------------------------------------------------  ---------------   ------------
Variable Strategic Income Fund..............................    $23,554,195       42,765,852
Variable Global Government Income Fund......................     7,152,128        11,647,260
Variable U.S. Government Income Fund........................    11,145,521         6,250,274
Variable Latin America Fund.................................            --         7,225,850
Variable Growth & Income Fund...............................     8,061,349        29,281,948
Variable Telecommunications Fund............................            --        46,858,721

                                      F71

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Variable Emerging Markets Fund..............................            --        10,389,254
Variable Infrastructure Fund................................            --         7,492,685
Variable Natural Resources Fund.............................            --        31,609,298
Variable America Fund.......................................            --        73,409,469
Variable New Pacific Fund...................................            --        11,503,362
Variable Europe Fund........................................            --        37,890,302
Money Market Fund...........................................            --                --
Variable International Fund.................................            --         6,062,304

                                                                          SALES
                                                              ------------------------------
GT GLOBAL                                                     U.S. GOVERNMENT   OTHER ISSUES
------------------------------------------------------------  ---------------   ------------
Variable Strategic Income Fund..............................    $25,022,246       43,757,504
Variable Global Government Income Fund......................     5,876,417        12,109,900
Variable U.S. Government Income Fund........................     8,508,852         8,065,822
Variable Latin America Fund.................................            --        15,899,529
Variable Growth & Income Fund...............................     7,133,351        34,629,475
Variable Telecommunications Fund............................            --        60,618,507
Variable Emerging Markets Fund..............................            --        15,482,461
Variable Infrastructure Fund................................            --         9,932,794
Variable Natural Resources Fund.............................            --        37,024,539
Variable America Fund.......................................            --        82,068,537
Variable New Pacific Fund...................................            --        17,716,415
Variable Europe Fund........................................            --        44,495,204
Money Market Fund...........................................            --                --
Variable International Fund.................................            --         7,529,514

                                      F72

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

4. CAPITAL SHARES
At December 31, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                                                                        YEAR ENDED                        YEAR ENDED
                                                                     DECEMBER 31, 1998                DECEMBER 31, 1997
                                                              -------------------------------  --------------------------------
GT GLOBAL VARIABLE STRATEGIC INCOME FUND                          SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................       1,816,625  $    23,767,440        2,611,339  $    35,310,968
Shares issued in connection with reinvestment of
  distributions.............................................         136,638        1,758,665          151,821        2,041,389
                                                              --------------  ---------------  ---------------  ---------------
                                                                   1,953,263       25,526,105        2,763,160       37,352,357
Shares repurchased..........................................      (2,303,971)     (30,081,222)      (3,005,617)     (40,609,980)
                                                              --------------  ---------------  ---------------  ---------------
Net decrease................................................        (350,708) $    (4,555,117)        (242,457) $    (3,257,623)
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------


GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND                  SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................       1,715,212  $    20,223,251          380,383  $     4,229,682
Shares issued in connection with reinvestment of
  distributions.............................................          41,526          475,583           55,693          616,309
                                                              --------------  ---------------  ---------------  ---------------
                                                                   1,756,738       20,698,834          436,076        4,845,991
Shares repurchased..........................................      (1,756,512)     (20,697,844)        (606,738)      (6,739,965)
                                                              --------------  ---------------  ---------------  ---------------
Net increase (decrease).....................................             226  $           990         (170,662) $    (1,893,974)
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------

GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND                    SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................       1,208,175  $    14,490,714          498,606  $     5,752,236
Shares issued in connection with reinvestment of
  distributions.............................................          31,559          375,753           26,692          304,964
                                                              --------------  ---------------  ---------------  ---------------
                                                                   1,239,734       14,866,467          525,298        6,057,200
Shares repurchased..........................................      (1,259,952)     (15,145,687)        (375,888)      (4,324,042)
                                                              --------------  ---------------  ---------------  ---------------
Net increase (decrease).....................................         (20,218) $      (279,220)         149,410  $     1,733,158
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------

GT GLOBAL VARIABLE LATIN AMERICA FUND                             SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................       1,541,263  $    18,118,194        2,970,336  $    50,446,691
Shares issued in connection with reinvestment of
  distributions.............................................          34,214          451,963               --               --
                                                              --------------  ---------------  ---------------  ---------------
                                                                   1,575,477       18,570,157        2,970,336       50,446,691
Shares repurchased..........................................      (2,239,082)     (28,159,725)      (2,821,639)     (48,320,307)
                                                              --------------  ---------------  ---------------  ---------------
Net increase (decrease).....................................        (663,605) $    (9,589,568)         148,697  $     2,126,384
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------

GT GLOBAL VARIABLE GROWTH & INCOME FUND                           SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................       3,937,752  $    80,249,994        4,454,366  $    78,690,743
Shares issued in connection with reinvestment of
  distributions.............................................          90,392        1,853,175           78,960        1,391,332
                                                              --------------  ---------------  ---------------  ---------------
                                                                   4,028,144       82,103,169        4,533,326       80,082,075
Shares repurchased..........................................      (4,150,799)     (84,657,906)      (4,032,695)     (71,425,393)
                                                              --------------  ---------------  ---------------  ---------------
Net increase (decrease).....................................        (122,655) $    (2,554,737)         500,631  $     8,656,682
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------

GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND                        SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................       2,494,268  $    49,416,214        2,426,702  $    45,966,546
Shares issued in connection with reinvestment of
  distributions.............................................         293,286        5,760,403          435,369        7,777,355
                                                              --------------  ---------------  ---------------  ---------------
                                                                   2,787,554       55,176,617        2,862,071       53,743,901
Shares repurchased..........................................      (3,130,421)     (61,528,494)      (2,644,456)     (49,940,160)
                                                              --------------  ---------------  ---------------  ---------------
Net increase (decrease).....................................        (342,867) $    (6,351,877)         217,615  $     3,803,741
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------

GT GLOBAL VARIABLE EMERGING MARKETS FUND                          SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................       3,892,065  $    34,837,323        4,408,199  $    64,017,931
Shares issued in connection with reinvestment of
  distributions.............................................          93,799          836,683           90,221        1,368,634
                                                              --------------  ---------------  ---------------  ---------------
                                                                   3,985,864       35,674,006        4,498,420       65,386,565
Shares repurchased..........................................      (4,568,030)     (41,673,104)      (4,305,787)     (63,118,511)
                                                              --------------  ---------------  ---------------  ---------------
Net increase (decrease).....................................        (582,166) $    (5,999,098)         192,633  $     2,268,054
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------

                                      F73

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                        YEAR ENDED                        YEAR ENDED
                                                                     DECEMBER 31, 1998                DECEMBER 31, 1997
                                                              -------------------------------  --------------------------------
GT GLOBAL VARIABLE INFRASTRUCTURE FUND                            SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................         105,509  $     1,796,719          361,007  $     6,149,550
Shares issued in connection with reinvestment of
  distributions.............................................           4,325           76,385           28,498          479,059
                                                              --------------  ---------------  ---------------  ---------------
                                                                     109,834        1,873,104          389,505        6,628,609
Shares repurchased..........................................        (277,458)      (4,691,541)        (222,095)      (3,775,850)
                                                              --------------  ---------------  ---------------  ---------------
Net increase (decrease).....................................        (167,624) $    (2,818,437)         167,410  $     2,852,759
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------


GT GLOBAL VARIABLE NATURAL RESOURCES FUND                         SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................         922,163  $    16,227,734        2,023,682  $    42,194,979
Shares issued in connection with reinvestment of
  distributions.............................................         153,430        1,999,188           42,776          762,160
                                                              --------------  ---------------  ---------------  ---------------
                                                                   1,075,593       18,226,922        2,066,458       42,957,139
Shares repurchased..........................................      (1,316,239)     (21,972,187)      (2,016,632)     (41,865,469)
                                                              --------------  ---------------  ---------------  ---------------
Net increase (decrease).....................................        (240,646) $    (3,745,265)          49,826  $     1,091,670
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------

GT GLOBAL VARIABLE AMERICA FUND                                   SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................       3,186,300  $    64,281,189        2,483,444  $    49,803,360
Shares issued in connection with reinvestment of
  distributions.............................................         307,353        6,036,408           93,176        1,750,776
                                                              --------------  ---------------  ---------------  ---------------
                                                                   3,493,653       70,317,597        2,576,620       51,554,136
Shares repurchased..........................................      (3,495,956)     (70,230,812)      (2,660,773)     (53,234,901)
                                                              --------------  ---------------  ---------------  ---------------
Net increase (decrease).....................................          (2,303) $        86,785          (84,153) $    (1,680,765)
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------

GT GLOBAL VARIABLE NEW PACIFIC FUND                               SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................      20,013,836  $   173,702,796       11,514,400  $   181,130,875
Shares issued in connection with reinvestment of
  distributions.............................................          42,293          351,881           17,420          306,408
                                                              --------------  ---------------  ---------------  ---------------
                                                                  20,056,129      174,054,677       11,531,820      181,437,283
Shares repurchased..........................................     (20,363,468)    (178,627,344)     (11,774,960)    (187,117,722)
                                                              --------------  ---------------  ---------------  ---------------
Net decrease................................................        (307,339) $    (4,572,667)        (243,140) $    (5,680,439)
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------

GT GLOBAL VARIABLE EUROPE FUND                                    SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................      14,680,383  $   350,325,948        6,563,342  $   144,699,282
Shares issued in connection with reinvestment of
  distributions.............................................         158,305        3,979,783          115,031        2,473,175
                                                              --------------  ---------------  ---------------  ---------------
                                                                  14,838,688      354,305,731        6,678,373      147,172,457
Shares repurchased                                               (14,656,866)    (353,100,071)      (6,610,990)    (146,386,879)
                                                              --------------  ---------------  ---------------  ---------------
Net increase................................................         181,822  $     1,205,660           67,383  $       785,578
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------

GT GLOBAL MONEY MARKET FUND                                       SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................     725,552,665  $   725,552,665      523,529,726  $   523,529,726
Shares issued in connection with reinvestment of
  distributions.............................................       1,623,136        1,623,136          988,414          988,414
                                                              --------------  ---------------  ---------------  ---------------
                                                                 727,175,801      727,175,801      524,518,140      524,518,140
Shares repurchased..........................................    (722,552,277)    (722,552,277)    (517,347,993)    (517,347,993)
                                                              --------------  ---------------  ---------------  ---------------
Net increase................................................       4,623,524  $     4,623,524        7,170,147  $     7,170,147
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------

GT GLOBAL VARIABLE INTERNATIONAL FUND                             SHARES          AMOUNT           SHARES           AMOUNT
------------------------------------------------------------  --------------  ---------------  ---------------  ---------------
Shares sold.................................................       6,352,235  $    78,872,062        2,840,820  $    35,258,127
Shares issued in connection with reinvestment of
  distributions.............................................          40,537          528,201              621            7,912
                                                              --------------  ---------------  ---------------  ---------------
                                                                   6,392,772       79,400,263        2,841,441       35,266,039
Shares repurchased..........................................      (6,241,572)     (78,024,723)      (2,776,796)     (34,648,323)
                                                              --------------  ---------------  ---------------  ---------------
Net increase................................................         151,200  $     1,375,540           64,645  $       617,716
                                                              --------------  ---------------  ---------------  ---------------
                                                              --------------  ---------------  ---------------  ---------------

                                      F74

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Funds' expenses. The Funds' expenses were reduced as follows under these arrangements:

                                                                 YEAR ENDED
GT GLOBAL                                                     DECEMBER 31, 1998
------------------------------------------------------------  -----------------
Variable Strategic Income Fund..............................       $   --
Variable Global Government Income Fund......................           --
Variable U.S. Government Income Fund........................           --
Variable Latin America Fund.................................           --
Variable Growth & Income Fund...............................        1,847
Variable Telecommunications Fund............................        4,242
Variable Emerging Markets Fund..............................          828
Variable Infrastructure Fund................................          526
Variable Natural Resources Fund.............................        5,815
Variable America Fund.......................................        4,222
Variable New Pacific Fund...................................        4,911
Variable Europe Fund........................................        1,171
Money Market Fund...........................................           --
Variable International Fund.................................          272

--------------
FEDERAL TAX INFORMATION (UNAUDITED)

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended December 31, 1998:

                                                                                                                           CAPITAL
                                                                                                                            GAIN
FUND                                                                                                                      DIVIDEND
-----------------------------------------------------------------------------------------------------------------------  -----------
GT Global Variable Latin America Fund..................................................................................  $   147,131
GT Global Variable Growth & Income Fund................................................................................      689,824
GT Global Variable Telecommunications Fund.............................................................................    3,325,289
GT Global Variable Emerging Markets Fund...............................................................................      832,035
GT Global Variable Natural Resources Fund..............................................................................      348,549
GT Global Variable America Fund........................................................................................      661,911
GT Global Variable Europe Fund.........................................................................................    1,622,947
GT Global Variable International Fund..................................................................................      161,464

                                      F75

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Trustees of the GT Global Variable Investment Trust comprising the following Funds: GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund, GT Global Variable U.S. Government Income Fund, GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Telecommunications Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Infrastructure Fund, GT Global Variable Natural Resources Fund, and the GT Global Variable Investment Series comprising the following Funds: GT Global Variable America Fund, GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Money Market Fund, and GT Global Variable International Fund (collectively, "the Funds"):

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Funds at December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                                      PRICEWATERHOUSECOOPERS LLP

BOSTON, MASSACHUSETTS
FEBRUARY 19, 1999

                                      F76

PROXY RESULTS (UNAUDITED)

GT GLOBAL VARIABLE STRATEGIC INCOME FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Trust, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      13,497,079           N/A        59,438
      Frank S. Bayley.............................................      13,497,079           N/A        59,438
      William J. Guilfoyle........................................      13,497,079           N/A        59,438
      Arthur C. Patterson.........................................      13,497,079           N/A        59,438
      Ruth H. Quigley.............................................      13,497,079           N/A        59,438
(2)(a) Approval of investment management and administration
       contract...................................................       1,868,938        67,524       119,009
(2)(b) Approval of sub-advisory and sub-administration contract....      1,877,403        44,742       133,325
(3)(a) Modification of Fundamental Restriction on Concentration....      1,851,158        95,604       108,708
(3)(b) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................       1,851,581        95,181       108,708
(3)(c) Modification of Fundamental Restriction on Making Loans.....      1,851,581        95,181       108,708
(3)(d) Modification of Fundamental Restriction on Underwriting
       Securities.................................................       1,851,581        95,181       108,708
(3)(e) Modification of Fundamental Restriction on Real Estate
       Investments................................................       1,851,581        95,181       108,708
(3)(f) Modification of Fundamental Restriction on Investing in
       Commodities................................................       1,851,581        95,181       108,708
(3)(g) Elimination of Fundamental Restriction on Margin
       Transactions...............................................       1,851,581        95,181       108,708
(3)(h) Elimination of Fundamental Restriction on Investing in
       Futures Contracts..........................................       1,851,581        95,181       108,708
(3)(i) Elimination of Fundamental Restriction on Pledging Assets...      1,851,581        95,181       108,708
(3)(j) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................       1,851,581        95,181       108,708
(3)(k) Elimination of Fundamental Restriction on Investing for the
       Purpose of Control.........................................       1,851,581        95,181       108,708
(3)(l) Elimination of Fundamental Restriction on Purchasing
       Securities of Issuers in Which Officers and Trustees of
       Each Company and Its Affiliates Own Securities.............       1,851,581        95,181       108,708
(3)(m) Elimination of Fundamental Restriction on Investing in
       Securities of Companies That Have Been in Operation for
       Less than Three Years......................................       1,851,581        95,181       108,708
(3)(n) Elimination of Fundamental Restriction on Selling Securities
       Short......................................................       1,851,581        95,181       108,708
(3)(o) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................       1,851,581        95,181       108,708
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Company....................      12,388,320       463,230       704,970
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       independent public accountants.............................      12,978,161       134,974       443,384

GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Trust, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

                                      F77

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      13,497,079           N/A        59,438
      Frank S. Bayley.............................................      13,497,079           N/A        59,438
      William J. Guilfoyle........................................      13,497,079           N/A        59,438
      Arthur C. Patterson.........................................      13,497,079           N/A        59,438
      Ruth H. Quigley.............................................      13,497,079           N/A        59,438
(2)(a) Approval of investment management and administration
       contract...................................................         673,057           150        33,643
(2)(b) Approval of sub-advisory and sub-administration contract....        652,299         2,800        51,750
(3)(a) Modification of Fundamental Restriction on Concentration....        660,363         4,101        42,385
(3)(b) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................         660,363         4,101        42,385
(3)(c) Modification of Fundamental Restriction on Making Loans.....        660,363         4,101        42,385
(3)(d) Modification of Fundamental Restriction on Underwriting
       Securities.................................................         660,363         4,101        42,385
(3)(e) Modification of Fundamental Restriction on Real Estate
       Investments................................................         660,363         4,101        42,385
(3)(f) Modification of Fundamental Restriction on Investing in
       Commodities................................................         660,363         4,101        42,385
(3)(g) Elimination of Fundamental Restriction on Margin
       Transactions...............................................         660,363         4,101        42,385
(3)(h) Elimination of Fundamental Restriction on Investing in
       Futures Contracts..........................................         660,363         4,101        42,385
(3)(i) Elimination of Fundamental Restriction on Investing in
       Illiquid Securities........................................         660,363         4,101        42,385
(3)(j) Elimination of Fundamental Restriction on Pledging Assets...        660,363         4,101        42,385
(3)(k) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................         660,363         4,101        42,385
(3)(l) Elimination of Fundamental Restriction on Investing for the
       Purpose of Control.........................................         660,363         4,101        42,385
(3)(m) Elimination of Fundamental Restriction on Purchasing
       Securities of Issuers in Which Officers and Trustees of
       Each Company and Its Affiliates Own Securities.............         660,363         4,101        42,385
(3)(n) Elimination of Fundamental Restriction on Investing in
       Securities of Companies That Have Been in Operation for
       Less than Three Years......................................         660,363         4,101        42,385
(3)(o) Elimination of Fundamental Restriction on Selling Securities
       Short......................................................         660,363         4,101        42,385
(3)(p) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................         660,363         4,101        42,385
(4)   To approve an agreement and plan of conversion and
       termination for the Trust..................................      12,388,320       463,230       704,970
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       independent public accountants.............................      12,978,161       134,974       443,384

GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Trust, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      13,497,079           N/A        59,438
      Frank S. Bayley.............................................      13,497,079           N/A        59,438
      William J. Guilfoyle........................................      13,497,079           N/A        59,438
      Arthur C. Patterson.........................................      13,497,079           N/A        59,438

                                      F78

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
      Ruth H. Quigley.............................................      13,497,079           N/A        59,438
(2)(a) Approval of investment management and administration
       contract...................................................         460,038         2,897        51,129
(2)(b) Approval of sub-advisory and sub-administration contract....        447,559         1,614        64,891
(3)(a) Addition of Fundamental Restriction on Portfolio
       Diversification............................................         456,306        14,492        43,266
(3)(b) Modification of Fundamental Restriction on Concentration....        456,306        14,492        43,266
(3)(c) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................         456,306        14,492        43,266
(3)(d) Modification of Fundamental Restriction on Making Loans.....        456,306        14,492        43,266
(3)(e) Modification of Fundamental Restriction on Underwriting
       Securities.................................................         456,306        14,492        43,266
(3)(f) Modification of Fundamental Restriction on Real Estate
       Investments................................................         456,306        14,492        43,266
(3)(g) Modification of Fundamental Restriction on Investing in
       Commodities................................................         456,306        14,492        43,266
(3)(h) Elimination of Fundamental Restriction on Margin
       Transactions...............................................         456,306        14,492        43,266
(3)(i) Elimination of Fundamental Restriction on Pledging Assets...        456,306        14,492        43,266
(3)(j) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................         456,306        14,492        43,266
(3)(k) Elimination of Fundamental Restriction on Purchasing
       Securities on Selling Securities Short.....................         456,306        14,492        43,266
(3)(l) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................         456,306        14,492        43,266
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Company....................      12,388,320       463,230       704,970
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       independent public accountants.............................      12,978,161       134,974       443,384

GT GLOBAL VARIABLE LATIN AMERICA FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Trust, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      13,497,079           N/A        59,438
      Frank S. Bayley.............................................      13,497,079           N/A        59,438
      William J. Guilfoyle........................................      13,497,079           N/A        59,438
      Arthur C. Patterson.........................................      13,497,079           N/A        59,438
      Ruth H. Quigley.............................................      13,497,079           N/A        59,438
(2)(a) Approval of investment management and administration
       contract...................................................       1,326,283        48,620        68,505
(2)(b) Approval of sub-advisory and sub-administration contract....      1,326,982        37,363        79,063
(3)(a) Modification of Fundamental Restriction on Concentration....      1,319,737        38,282        85,388
(3)(b) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................       1,320,031        37,988        85,388
(3)(c) Modification of Fundamental Restriction on Making Loans.....      1,320,031        37,988        85,388
(3)(d) Modification of Fundamental Restriction on Underwriting
       Securities.................................................       1,320,031        37,988        85,388
(3)(e) Modification of Fundamental Restriction on Real Estate
       Investments................................................       1,320,031        37,988        85,388
(3)(f) Modification of Fundamental Restriction on Investing in
       Commodities................................................       1,320,031        37,988        85,388
(3)(g) Elimination of Fundamental Restriction on Margin
       Transactions...............................................       1,320,031        37,988        85,388
(3)(h) Elimination of Fundamental Restriction on Pledging Assets...      1,320,031        37,988        85,388
(3)(i) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................       1,320,031        37,988        85,388

                                      F79

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(3)(j) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................       1,320,031        37,988        85,388
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Company....................      12,388,320       463,230       704,970
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       independent public accountants.............................      12,978,161       134,974       443,384

GT GLOBAL VARIABLE GROWTH & INCOME FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Trust, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      13,497,079           N/A        59,438
      Frank S. Bayley.............................................      13,497,079           N/A        59,438
      William J. Guilfoyle........................................      13,497,079           N/A        59,438
      Arthur C. Patterson.........................................      13,497,079           N/A        59,438
      Ruth H. Quigley.............................................      13,497,079           N/A        59,438
(2)(a) Approval of investment management and administration
       contract...................................................       2,536,910        52,215       111,271
(2)(b) Approval of sub-advisory and sub-administration contract....      2,487,625        64,599       148,172
(3)(a) Modification of Fundamental Restriction on Concentration....      2,491,633        80,073       128,689
(3)(b) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................       2,491,633        80,073       128,689
(3)(c) Modification of Fundamental Restriction on Making Loans.....      2,491,633        80,073       128,689
(3)(d) Modification of Fundamental Restriction on Underwriting
       Securities.................................................       2,491,633        80,073       128,689
(3)(e) Modification of Fundamental Restriction on Real Estate
       Investments................................................       2,491,633        80,073       128,689
(3)(f) Modification of Fundamental Restriction on Investing in
       Commodities................................................       2,491,633        80,073       128,689
(3)(g) Elimination of Fundamental Restriction on Margin
       Transactions...............................................       2,491,633        80,073       128,689
(3)(h) Elimination of Fundamental Restriction on Investing in
       Illiquid Securities........................................       2,491,633        80,073       128,689
(3)(i) Elimination of Fundamental Restriction on Pledging Assets...      2,491,633        80,073       128,689
(3)(j) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................       2,491,633        80,073       128,689
(3)(k) Elimination of Fundamental Restriction on Investing for the
       Purpose of Control.........................................       2,491,633        80,073       128,689
(3)(l) Elimination of Fundamental Restriction on Purchasing
       Securities of Issuers in Which Officers and Trustees of
       Each Company and Its Affiliates Own Securities.............       2,491,633        80,073       128,689
(3)(m) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................       2,491,633        80,073       128,689
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Company....................      12,388,320       463,230       704,970
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       independent public accountants.............................      12,978,161       134,974       443,384

GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Trust, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

                                      F80

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants. The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      13,497,079           N/A        59,438
      Frank S. Bayley.............................................      13,497,079           N/A        59,438
      William J. Guilfoyle........................................      13,497,079           N/A        59,438
      Arthur C. Patterson.........................................      13,497,079           N/A        59,438
      Ruth H. Quigley.............................................      13,497,079           N/A        59,438
(2)(a) Approval of investment management and administration
       contract...................................................       3,354,622       159,017       135,507
(2)(b) Approval of sub-advisory and sub-administration contract....      3,346,683       126,728       175,734
(3)(a) Addition of Fundamental Restriction on Portfolio
       Diversification............................................       3,295,419       169,309       184,418
(3)(b) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................       3,295,419       169,309       184,418
(3)(c) Modification of Fundamental Restriction on Making Loans.....      3,296,306       168,422       184,418
(3)(d) Modification of Fundamental Restriction on Underwriting
       Securities.................................................       3,296,306       168,422       184,418
(3)(e) Modification of Fundamental Restriction on Real Estate
       Investments................................................       3,296,306       168,422       184,418
(3)(f) Modification of Fundamental Restriction on Investing in
       Commodities................................................       3,296,306       168,422       184,418
(3)(g) Elimination of Fundamental Restriction on Margin
       Transactions...............................................       3,296,306       168,422       184,418
(3)(h) Elimination of Fundamental Restriction on Pledging Assets...      3,296,306       168,422       184,418
(3)(i) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................       3,296,306       168,422       184,418
(3)(j) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................       3,296,306       168,422       184,418
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Company....................      12,388,320       463,230       704,970
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       independent public accountants.............................      12,978,161       134,974       443,384

GT GLOBAL VARIABLE EMERGING MARKETS FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Trust, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      13,497,079           N/A        59,438
      Frank S. Bayley.............................................      13,497,079           N/A        59,438
      William J. Guilfoyle........................................      13,497,079           N/A        59,438
      Arthur C. Patterson.........................................      13,497,079           N/A        59,438
      Ruth H. Quigley.............................................      13,497,079           N/A        59,438
(2)(a) Approval of investment management and administration
       contract...................................................       1,055,770       102,810        27,604
(2)(b) Approval of sub-advisory and sub-administration contract....      1,080,670        78,578        26,940
(3)(a) Addition of Fundamental Restriction on Portfolio
       Diversification............................................       1,082,600        71,119        32,469

                                      F81

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(3)(b) Modification of Fundamental Restriction on Concentration....      1,082,600        71,119        32,469
(3)(c) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................       1,082,600        71,119        32,469
(3)(d) Modification of Fundamental Restriction on Making Loans.....      1,082,600        71,119        32,469
(3)(e) Modification of Fundamental Restriction on Underwriting
       Securities.................................................       1,082,600        71,119        32,469
(3)(f) Modification of Fundamental Restriction on Real Estate
       Investments................................................       1,082,600        71,119        32,469
(3)(g) Modification of Fundamental Restriction on Investing in
       Commodities................................................       1,081,522        70,071        32,469
(3)(h) Elimination of Fundamental Restriction on Margin
       Transactions...............................................       1,082,600        71,119        32,469
(3)(i) Elimination of Fundamental Restriction on Pledging Assets...      1,082,600        71,119        32,469
(3)(j) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................       1,082,600        71,119        32,469
(3)(k) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................       1,082,600        71,119        32,469
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Company....................      12,388,320       463,230       704,970
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       independent public accountants.............................      12,978,161       134,974       443,384

GT GLOBAL VARIABLE INFRASTRUCTURE FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Trust, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

                                      F82

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      13,497,079           N/A        59,438
      Frank S. Bayley.............................................      13,497,079           N/A        59,438
      William J. Guilfoyle........................................      13,497,079           N/A        59,438
      Arthur C. Patterson.........................................      13,497,079           N/A        59,438
      Ruth H. Quigley.............................................      13,497,079           N/A        59,438
(2)(a) Approval of investment management and administration
       contract...................................................         440,335        29,160        16,293
(2)(b) Approval of sub-advisory and sub-administration contract....        458,117        12,175        15,496
(3)(a) Addition of Fundamental Restriction on Portfolio
       Diversification............................................         458,203         7,380        20,204
(3)(b) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................         458,203         7,380        20,204
(3)(c) Modification of Fundamental Restriction on Making Loans.....        458,203         7,380        20,204
(3)(d) Modification of Fundamental Restriction on Underwriting
       Securities.................................................         458,203         7,380        20,204
(3)(e) Modification of Fundamental Restriction on Real Estate
       Investments................................................         458,203         7,380        20,204
(3)(f) Modification of Fundamental Restriction on Investing in
       Commodities................................................         458,203         7,380        20,204
(3)(g) Elimination of Fundamental Restriction on Margin
       Transactions...............................................         458,203         7,380        20,204
(3)(h) Elimination of Fundamental Restriction on Pledging Assets...        458,203         7,380        20,204
(3)(I) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................         458,203         7,380        20,204
(3)(j) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................         458,203         7,380        20,204
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Company....................      12,388,320       463,230       704,970
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       independent public accountants.............................      12,978,161       134,974       443,384

GT GLOBAL VARIABLE NATURAL RESOURCES FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Trust, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      13,497,079           N/A        59,438
      Frank S. Bayley.............................................      13,497,079           N/A        59,438
      William J. Guilfoyle........................................      13,497,079           N/A        59,438
      Arthur C. Patterson.........................................      13,497,079           N/A        59,438
      Ruth H. Quigley.............................................      13,497,079           N/A        59,438
(2)(a) Approval of investment management and administration
       contract...................................................         745,488        44,943        24,780
(2)(b) Approval of sub-advisory and sub-administration contract....        757,424        32,728        25,060
(3)(a) Addition of Fundamental Restriction on Portfolio
       Diversification............................................         737,334        51,321        26,557
(3)(b) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................         737,334        51,321        26,557
(3)(c) Modification of Fundamental Restriction on Making Loans.....        737,334        51,321        26,557
(3)(d) Modification of Fundamental Restriction on Underwriting
       Securities.................................................         737,334        51,321        26,557
(3)(e) Modification of Fundamental Restriction on Real Estate
       Investments................................................         737,334        51,321        26,557
(3)(f) Modification of Fundamental Restriction on Investing in
       Commodities................................................         737,334        51,321        26,557
(3)(g) Elimination of Fundamental Restriction on Margin
       Transactions...............................................         737,334        51,321        26,557
(3)(h) Elimination of Fundamental Restriction on Pledging Assets...        737,334        51,321        26,557

                                      F83

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(3)(i) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................         737,334        51,321        26,557
(3)(j) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Funds' Assets in an Open-End
       Fund.......................................................         737,334        51,321        26,557
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Company....................      12,388,320       463,230       704,970
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       independent public accountants.............................      12,978,161       134,974       443,384

GT GLOBAL VARIABLE AMERICA FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Series, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      30,675,312           N/A       107,155
      Frank S. Bayley.............................................      30,675,312           N/A       107,155
      William J. Guilfoyle........................................      30,675,312           N/A       107,155
      Arthur C. Patterson.........................................      30,675,312           N/A       107,155
      Ruth H. Quigley.............................................      30,675,312           N/A       107,155
(2)(a) Approval of investment management and administration
       contract...................................................       1,788,825        81,568        87,819
(2)(b) Approval of sub-advisory and sub-administration contract....      1,762,680        90,164       105,368
(3)(a) Addition of Fundamental Restriction on Portfolio
       Diversification............................................       1,755,584       104,333        98,295
(3)(b) Modification of Fundamental Restriction on Concentration....      1,755,584       104,333        98,295
(3)(c) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................       1,755,584       104,333        98,295
(3)(d) Modification of Fundamental Restriction on Making Loans.....      1,755,584       104,333        98,295
(3)(e) Modification of Fundamental Restriction on Underwriting
       Securities.................................................       1,755,584       104,333        98,295
(3)(f) Modification of Fundamental Restriction on Real Estate
       Investments................................................       1,755,584       104,333        98,295
(3)(g) Modification of Fundamental Restriction on Investing in
       Commodities................................................       1,755,584       104,333        98,295
(3)(h) Elimination of Fundamental Restriction on Margin
       Transactions...............................................       1,755,584       104,333        98,295
(3)(i) Elimination of Fundamental Restriction on Pledging Assets...      1,755,584       104,333        98,295
(3)(j) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................       1,755,584       104,333        98,295
(3)(k) Elimination of Fundamental Restriction on Investing for the
       Purpose of Control.........................................       1,755,584       104,333        98,295
(3)(l) Elimination of Fundamental Restriction on Purchasing
       Securities of Issuers in Which Officers and Trustees of
       Each Company and Its Affiliates Own Securities.............       1,755,584       104,333        98,295
(3)(m) Elimination of Fundamental Restriction on Selling Securities
       Short......................................................       1,755,584       104,333        98,295
(3)(n) Elimination of Fundamental Restriction on Joint
       Participation in a Securities Trading Account..............       1,755,584       104,333        98,295
(3)(o) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................       1,755,584       104,333        98,295
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Trust......................      28,296,983     1,736,005       749,478
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       Independent Public Accountants.............................      29,939,863       217,835       624,768

                                      F84

GT GLOBAL VARIABLE NEW PACIFIC FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Series, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      30,675,312           N/A       107,155
      Frank S. Bayley.............................................      30,675,312           N/A       107,155
      William J. Guilfoyle........................................      30,675,312           N/A       107,155
      Arthur C. Patterson.........................................      30,675,312           N/A       107,155
      Ruth H. Quigley.............................................      30,675,312           N/A       107,155
(2)(a) Approval of investment management and administration
       contract...................................................       1,411,748        18,040        75,926
(2)(b) Approval of sub-advisory and sub-administration contract....      1,395,385        21,977        88,351
(3)(a) Addition of Fundamental Restriction on Portfolio
       Diversification............................................       1,392,638        21,406        91,670
(3)(b) Modification of Fundamental Restriction on Concentration....      1,392,638        21,406        91,670
(3)(c) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................       1,393,989        20,055        91,670
(3)(d) Modification of Fundamental Restriction on Making Loans.....      1,393,989        20,055        91,670
(3)(e) Modification of Fundamental Restriction on Underwriting
       Securities.................................................       1,393,989        20,055        91,670
(3)(f) Modification of Fundamental Restriction on Real Estate
       Investments................................................       1,393,989        20,055        91,670
(3)(g) Modification of Fundamental Restriction on Investing in
       Commodities................................................       1,393,317        20,727        91,670
(3)(h) Elimination of Fundamental Restriction on Margin
       Transactions...............................................       1,393,989        20,055        91,670
(3)(i) Elimination of Fundamental Restriction on Pledging Assets...      1,393,989        20,055        91,670
(3)(j) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................       1,393,989        20,055        91,670
(3)(k) Elimination of Fundamental Restriction on Investing for the
       Purpose of Control.........................................       1,393,989        20,055        91,670
(3)(l) Elimination of Fundamental Restriction on Purchasing
       Securities of Issuers in Which Officers and Trustees of
       Each Company and Its Affiliates Own Securities.............       1,393,989        20,055        91,670
(3)(m) Elimination of Fundamental Restriction on Selling Securities
       Short......................................................       1,393,989        20,055        91,670
(3)(n) Elimination of Fundamental Restriction on Joint
       Participation in a Securities Trading Account..............       1,393,989        20,055        91,670
(3)(o) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................       1,393,989        20,055        91,670
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Trust......................      28,296,983     1,736,005       749,478
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       Independent Public Accountants.............................      29,939,863       217,835       624,768

GT GLOBAL VARIABLE EUROPE FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Series, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

                                      F85

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      30,675,312           N/A       107,155
      Frank S. Bayley.............................................      30,675,312           N/A       107,155
      William J. Guilfoyle........................................      30,675,312           N/A       107,155
      Arthur C. Patterson.........................................      30,675,312           N/A       107,155
      Ruth H. Quigley.............................................      30,675,312           N/A       107,155
(2)(a) Approval of investment management and administration
       contract...................................................       1,233,767       161,602        62,931
(2)(b) Approval of sub-advisory and sub-administration contract....      1,259,540       132,443        66,316
(3)(a) Addition of Fundamental Restriction on Portfolio
       Diversification............................................       1,271,515       134,156        52,629
(3)(b) Modification of Fundamental Restriction on Concentration....      1,271,515       134,156        52,629
(3)(c) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................       1,271,799       133,872        52,629
(3)(d) Modification of Fundamental Restriction on Making Loans.....      1,271,799       133,872        52,629
(3)(e) Modification of Fundamental Restriction on Underwriting
       Securities.................................................       1,271,799       133,872        52,629
(3)(f) Modification of Fundamental Restriction on Real Estate
       Investments................................................       1,271,799       133,872        52,629
(3)(g) Modification of Fundamental Restriction on Investing in
       Commodities................................................       1,271,799       133,872        52,629
(3)(h) Elimination of Fundamental Restriction on Margin
       Transactions...............................................       1,271,799       133,872        52,629
(3)(i) Elimination of Fundamental Restriction on Pledging Assets...      1,271,799       133,872        52,629
(3)(j) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................       1,271,799       133,872        52,629
(3)(k) Elimination of Fundamental Restriction on Investing for the
       Purpose of Control.........................................       1,271,799       133,872        52,629
(3)(l) Elimination of Fundamental Restriction on Purchasing
       Securities of Issuers in Which Officers and Trustees of
       Each Company and Its Affiliates Own Securities.............       1,271,799       133,872        52,629
(3)(m) Elimination of Fundamental Restriction on Selling Securities
       Short......................................................       1,271,799       133,872        52,629
(3)(n) Elimination of Fundamental Restriction on Joint
       Participation in a Securities Trading Account..............       1,271,799       133,872        52,629
(3)(o) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................       1,271,799       133,872        52,629
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Trust......................      28,296,983     1,736,005       749,478
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       Independent Public Accountants.............................      29,939,863       217,835       624,768

GT GLOBAL MONEY MARKET FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Series, a Delaware business trust (the "Trust"), was held on May 20, 1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      30,675,312           N/A       107,155
      Frank S. Bayley.............................................      30,675,312           N/A       107,155
      William J. Guilfoyle........................................      30,675,312           N/A       107,155
      Arthur C. Patterson.........................................      30,675,312           N/A       107,155
      Ruth H. Quigley.............................................      30,675,312           N/A       107,155
(2)(a) Approval of investment management and administration
       contract...................................................      23,433,757     1,207,976       665,520
(2)(b) Approval of sub-advisory and sub-administration contract....     23,254,811     1,533,338       519,105
(3)(a) Addition of Fundamental Restriction on Portfolio
       Diversification............................................      23,500,814     1,198,798       607,641
(3)(b) Modification of Fundamental Restriction on Concentration....     23,500,814     1,198,798       607,641

                                      F86

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(3)(c) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................      23,500,814     1,198,798       607,641
(3)(d) Modification of Fundamental Restriction on Making Loans.....     23,500,814     1,198,798       607,641
(3)(e) Modification of Fundamental Restriction on Underwriting
       Securities.................................................      23,500,814     1,198,798       607,641
(3)(f) Modification of Fundamental Restriction on Real Estate
       Investments................................................      23,500,814     1,198,798       607,641
(3)(g) Modification of Fundamental Restriction on Investing in
       Commodities................................................      23,500,814     1,198,798       607,641
(3)(h) Elimination of Fundamental Restriction on Margin
       Transactions...............................................      23,500,814     1,198,798       607,641
(3)(i) Elimination of Fundamental Restriction on Pledging Assets...     23,500,814     1,198,798       607,641
(3)(j) Elimination of Fundamental Restriction on Purchasing
       Securities Issued By Other Investment Companies............      23,500,814     1,198,798       607,641
(3)(k) Elimination of Fundamental Restriction on Purchasing Common
       Stocks, Preferred Stocks, Warrants or Other Equity
       Securities.................................................      23,500,814     1,198,798       607,641
(3)(l) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................      23,500,814     1,198,798       607,641
(3)(m) Elimination of Fundamental Restriction on Selling Securities
       Short......................................................      23,500,814     1,198,798       607,641
(3)(n) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................      23,500,814     1,198,798       607,641
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Trust......................      28,296,983     1,736,005       749,478
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       Independent Public Accountants.............................      29,939,863       217,835       624,768

GT GLOBAL VARIABLE INTERNATIONAL FUND

A Special Meeting of Shareholders of G.T. Global Variable Investment Series, a Delaware business trust (the "Trust"), was held on May 20,1998. The meeting was held for the following purposes:

(1) To elect Trustees as follows: C. Derek Anderson, Frank S. Bayley, William J. Guilfoyle, Arthur C. Patterson and Ruth H. Quigley.

(2) To approve a new investment management and administration contract and sub-advisory and sub-administration contract with respect to each series of the Trust (each, a "Fund," and collectively, the "Funds").

(3) To approve changes to the fundamental investment restrictions of the Fund.

(4) To approve an agreement and plan of conversion and termination for the Trust.

(5) To ratify the selection of Coopers & Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's independent public accountants.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(1)   C. Derek Anderson...........................................      30,675,312           N/A       107,155
      Frank S. Bayley.............................................      30,675,312           N/A       107,155
      William J. Guilfoyle........................................      30,675,312           N/A       107,155
      Arthur C. Patterson.........................................      30,675,312           N/A       107,155
      Ruth H. Quigley.............................................      30,675,312           N/A       107,155
(2)(a) Approval of investment management and administration
       contract...................................................         463,759        78,898        10,331
(2)(b) Approval of sub-advisory and sub-administration contract....        463,759        78,898        10,331
(3)(a) Addition of Fundamental Restriction on Portfolio
       Diversification............................................         455,240        83,921        13,827
(3)(b) Modification of Fundamental Restriction on Concentration....        455,240        83,921        13,827
(3)(c) Modification of Fundamental Restriction on Issuing Senior
       Securities and Borrowing Money.............................         455,240        83,921        13,827
(3)(d) Modification of Fundamental Restriction on Making Loans.....        455,240        83,921        13,827
(3)(e) Modification of Fundamental Restriction on Underwriting
       Securities.................................................         455,240        83,921        13,827
(3)(f) Modification of Fundamental Restriction on Real Estate
       Investments................................................         455,240        83,921        13,827
(3)(g) Modification of Fundamental Restriction on Investing in
       Commodities................................................         455,240        83,921        13,827
(3)(h) Elimination of Fundamental Restriction on Margin
       Transactions...............................................         455,240        83,921        13,827
(3)(i) Elimination of Fundamental Restriction on Pledging Assets...        455,240        83,921        13,827
(3)(j) Elimination of Fundamental Restriction on Investments in
       Oil, Gas and Mineral Leases and Programs...................         455,240        83,921        13,827
(3)(k) Elimination of Fundamental Restriction on Investing for the
       Purpose of Control.........................................         455,240        83,921        13,827

                                      F87

                                                                                       VOTES        WITHHELD/
      TRUSTEE/MATTER                                                  VOTES FOR       AGAINST      ABSTENTIONS
      ------------------------------------------------------------  --------------  ------------  -------------
(3)(l) Elimination of Fundamental Restriction on Purchasing
       Securities of Issuers in Which Officers and Trustees of
       Each Company and Its Affiliates Own Securities.............         455,240        83,921        13,827
(3)(m) Elimination of Fundamental Restriction on Selling Securities
       Short......................................................         455,240        83,921        13,827
(3)(n) Elimination of Fundamental Restriction on Joint
       Participation in a Securities Trading Account..............         455,240        83,921        13,827
(3)(o) Approval of New Fundamental Investment Policy Regarding
       Investment of All of Each Fund's Assets in an Open-End
       Fund.......................................................         455,240        83,921        13,827
(4)   Approval of an agreement and plan of conversion and
       termination with respect to the Trust......................      28,296,983     1,736,005       749,478
(5)   Ratification of the selection of Coopers and Lybrand L.L.P., now known as PricewaterhouseCoopers LLP, as the Trust's
       independent public accountants.............................      29,939,863       217,835       624,768

                                      F88

                       AIM V.I. International Equity Fund
                     GT Global Variable International Fund
                         GT Global Variable Europe Fund
                   GT Global Variable Natural Resources Fund
                     GT Global Variable Infrastructure Fund
                      GT Global Variable New Pacific Fund
                     GT Global Variable Latin America Fund
                    GT Global Variable Emerging Markets Fund
                  Pro Forma Combining Schedule of Investments
                               December 31, 1998
                                  (Unaudited)

                                     Shares



                                                                        GT Global Variable   GT Global Variable  GT Global Variable
                                                                        Natural Resources     Emerging Markets        Europe
                                                                        ------------------   ------------------  ------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--91.61%
ARGENTINA--1.21%

Banco de Galicia y Buenos Aires S.A. de C.V.-ADR
  (Banks-Regional)                                                                                  2,138
Banco Rio de La Plata S.A.-ADR
  (Banks-Major Regional)
Bansud S.A."B" (Banks-Regional)(a)
IRSA Inversiones y Representaciones S.A.-GDR
  (Land Development)
Nortel Inversora S.A.-ADR (Telephone)                                                               1,900
Telefonica de Argentina S.A.-ADR (Telephone)                                                        1,263
YPF Sociedad Anonima-ADR (Oil-International
  Integrated)                                                                                       2,500

AUSTRALIA--2.06%
AMP Ltd. (Insurance-Life/Health)(a)
Australia & New Zealand Banking Group Ltd.
  (Banks-Major Regional)
Brambles Industries Ltd. (Air Freight)
Broken Hill Proprietary Co. Ltd. (Conglomerates)
Cable & Wireless Optus, Ltd. (Telephone)(a)
EVN A.G. (Electric Companies)
Foster's Brewing Group Ltd. (Beverages-Alcoholic)
Futuris Corp. Ltd. (Automobile/Truck Parts & Tires)
Lend Lease Corp. Ltd. (Engineering & Construction)
National Australia Bank Ltd. (Banks-Foreign)
News Corp. Ltd.-Pfd. (Entertainment)
North Ltd. (Metals Mining)
Primamedic Ltd. (Pharmaceuticals)(a)                                                                                71,100
Rio Tinto Ltd. (Metals Mining)
Santos Ltd. (Oil & Gas-Exploration & Production)
TABCORP Holdings Ltd. (Leisure Time Products)
Telstra Corporation Ltd. (Telephone)
Western Mining Corp Ltd. (Metals-Miscellaneous)
Woolworths Ltd. (Retail-Specialty)

BELGIUM--2.60%
Barco N.V. (Manufacturing-Diversified)
Colruyt N.V. (Retail-Food Chains)
Delhaize-Le Lion, S.A. (Retail-Food & Drug)(a)
Mobistar S.A. (Telecommunications-
  Cellular/Wireless)(a)                                                                                              8,388
Solvay S.A. (Chemicals-Diversified)                                          1,000
UCB S.A. (Manufacturing-Diversified)

BRAZIL--2.21%
Caemi Mineracao E Metalurgia S.A.-Pfd. (Iron & Steel)
Centrais Eletricas de Santa Catarina S.A.
  (Electric Companies)                                                                             60,000
Centrais Geradoras do Sul do Brasil S.A."C"
  (Power Producers-Independent)(a)
Centrais Geradoras do Sul do Brasil S.A.-Pfd.
  (Power Producers-Independent)(a)
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar-Pfd. (Retail-Food Chains)                                                                  3,600







                                                                        GT Global Variable    GT Global Variable  GT Global Variable
                                                                           Infrastructure        International       Latin America
                                                                        ------------------    ------------------  ------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--91.61%

ARGENTINA--1.21%
Banco de Galicia y Buenos Aires S.A. de C.V.-ADR
  (Banks-Regional)                                                                                                         11,543
Banco Rio de La Plata S.A.-ADR
  (Banks-Major Regional)                                                                                                   15,100
Bansud S.A."B" (Banks-Regional)(a)                                                                                         22,700
IRSA Inversiones y Representaciones S.A.-GDR
  (Land Development)                                                                                                        4,089
Nortel Inversora S.A.-ADR (Telephone)                                                                                      19,400
Telefonica de Argentina S.A.-ADR (Telephone)                                                                                4,300
YPF Sociedad Anonima-ADR (Oil-International
  Integrated)

AUSTRALIA--2.06%
AMP Ltd. (Insurance-Life/Health)(a)
Australia & New Zealand Banking Group Ltd.
  (Banks-Major Regional)                                                                             11,700
Brambles Industries Ltd. (Air Freight)
Broken Hill Proprietary Co. Ltd. (Conglomerates)
Cable & Wireless Optus, Ltd. (Telephone)(a)
EVN A.G. (Electric Companies)                                                    400
Foster's Brewing Group Ltd. (Beverages-Alcoholic)                                                    22,000
Futuris Corp. Ltd. (Automobile/Truck Parts & Tires)                                                  71,500
Lend Lease Corp. Ltd. (Engineering & Construction)
National Australia Bank Ltd. (Banks-Foreign)
News Corp. Ltd.-Pfd. (Entertainment)
North Ltd. (Metals Mining)
Primamedic Ltd. (Pharmaceuticals)(a)
Rio Tinto Ltd. (Metals Mining)
Santos Ltd. (Oil & Gas-Exploration & Production)
TABCORP Holdings Ltd. (Leisure Time Products)
Telstra Corporation Ltd. (Telephone)
Western Mining Corp Ltd. (Metals-Miscellaneous)
Woolworths Ltd. (Retail-Specialty)                                                                   23,100

BELGIUM--2.60%
Barco N.V. (Manufacturing-Diversified)
Colruyt N.V. (Retail-Food Chains)
Delhaize-Le Lion, S.A. (Retail-Food & Drug)(a)
Mobistar S.A. (Telecommunications-
  Cellular/Wireless)(a)
Solvay S.A. (Chemicals-Diversified)
UCB S.A. (Manufacturing-Diversified)

BRAZIL--2.21%
Caemi Mineracao E Metalurgia S.A.-Pfd. (Iron & Steel)                                                                       1,356
Centrais Eletricas de Santa Catarina S.A.
  (Electric Companies)
Centrais Geradoras do Sul do Brasil S.A."C"
  (Power Producers-Independent)(a)                                                                                          8,442
Centrais Geradoras do Sul do Brasil S.A.-Pfd.
  (Power Producers-Independent)(a)                                                                                         10,158
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar-Pfd. (Retail-Food Chains)






                                                                       GT Global Variable   AIM V.I. International   Pro Forma
                                                                            New Pacific               Equity         Combining
                                                                       ------------------   -------- -------------   ---------

FOREIGN STOCKS & OTHER EQUITY INTERESTS--91.61%

ARGENTINA--1.21%
Banco de Galicia y Buenos Aires S.A. de C.V.-ADR
  (Banks-Regional)                                                                                                     13,681
Banco Rio de La Plata S.A.-ADR
  (Banks-Major Regional)                                                                                               15,100
Bansud S.A."B" (Banks-Regional)(a)                                                                                     22,700
IRSA Inversiones y Representaciones S.A.-GDR
  (Land Development)                                                                                                    4,089
Nortel Inversora S.A.-ADR (Telephone)                                                                                  21,300
Telefonica de Argentina S.A.-ADR (Telephone)                                                         29,300            34,863
YPF Sociedad Anonima-ADR (Oil-International
  Integrated)                                                                                        65,900            68,400

AUSTRALIA--2.06%
AMP Ltd. (Insurance-Life/Health)(a)                                            28,300               120,800           149,100
Australia & New Zealand Banking Group Ltd.
  (Banks-Major Regional)                                                       57,000                                  68,700
Brambles Industries Ltd. (Air Freight)                                         15,800                                  15,800
Broken Hill Proprietary Co. Ltd. (Conglomerates)                               22,800                                  22,800
Cable & Wireless Optus, Ltd. (Telephone)(a)                                    32,800               268,000           300,800
EVN A.G. (Electric Companies)                                                                                             400
Foster's Brewing Group Ltd. (Beverages-Alcoholic)                             117,200                                 139,200
Futuris Corp. Ltd. (Automobile/Truck Parts & Tires)                                                                    71,500
Lend Lease Corp. Ltd. (Engineering & Construction)                             20,800                                  20,800
National Australia Bank Ltd. (Banks-Foreign)                                   36,900                                  36,900
News Corp. Ltd.-Pfd. (Entertainment)                                           53,100                                  53,100
North Ltd. (Metals Mining)                                                     65,500                                  65,500
Primamedic Ltd. (Pharmaceuticals)(a)                                                                                   71,100
Rio Tinto Ltd. (Metals Mining)                                                 11,500                                  11,500
Santos Ltd. (Oil & Gas-Exploration & Production)                               32,400                                  32,400
TABCORP Holdings Ltd. (Leisure Time Products)                                  35,600                                  35,600
Telstra Corporation Ltd. (Telephone)                                          105,900                                 105,900
Western Mining Corp Ltd. (Metals-Miscellaneous)                                36,300                                  36,300
Woolworths Ltd. (Retail-Specialty)                                             23,300                                  46,400

BELGIUM--2.60%
Barco N.V. (Manufacturing-Diversified)                                                                4,000             4,000
Colruyt N.V. (Retail-Food Chains)                                                                     2,600             2,600
Delhaize-Le Lion, S.A. (Retail-Food & Drug)(a)                                                       29,000            29,000
Mobistar S.A. (Telecommunications-
  Cellular/Wireless)(a)                                                                                                 8,388
Solvay S.A. (Chemicals-Diversified)                                                                                     1,000
UCB S.A. (Manufacturing-Diversified)                                                                    320               320

BRAZIL--2.21%
Caemi Mineracao E Metalurgia S.A.-Pfd. (Iron & Steel)                                                                   1,356
Centrais Eletricas de Santa Catarina S.A.
  (Electric Companies)                                                                                                 60,000
Centrais Geradoras do Sul do Brasil S.A."C"
  (Power Producers-Independent)(a)                                                                                      8,442
Centrais Geradoras do Sul do Brasil S.A.-Pfd.
  (Power Producers-Independent)(a)                                                                                     10,158
Companhia Brasileira de Distribuicao Grupo Pao de
  Acucar-Pfd. (Retail-Food Chains)                                                                   57,700            61,300


                                                                        GT Global Variable   GT Global Variable  GT Global Variable
                                                                        Natural Resources     Emerging Markets        Europe
                                                                        ------------------   ------------------  ------------------
Companhia Brasileira de Petroleo Ipiranga-Pfd.
  (Oil & Gas-Refining & Marketing)
Companhia de Saneamento Basico do Estado de Sao
  Paulo - SABESP Rights,  expire 01/04/99 (Cost $0)
  (Business & Public Services)                                                                      3,019
Companhia Cimento Portland Itau
  (Construction-Cement & Aggregates)(a)
Companhia de Eletricidade do Estado da Bahia
  (Electric Companies)                                                                          1,000,000
Companhia de Saneamento Basico do Estado de
  Sao Paulo (Water Utilities)                                                                     467,245
Companhia de Tecidos Norte de Minas-Pfd.
  (Textiles-Specialty)                                                                            301,000
Companhia Energetica de Minas Gerais-ADR
  (Electric Companies)                                                                              5,861
Companhia Energetica de Minas Gerais
  (Electric Companies)
Companhia Paranaense de Energia
  (Electric Companies)                                                                              9,900
Companhia Paranaense de Energia-Copel-ADR
  (Electric Companies)
Companhia Paulista de Forca e Luz
  (Electric Companies)(a)
Companhia Vale de Rio Doce-Pfd. A (Iron & Steel)
Eletricidade de Sao Paulo S.A.-Pfd.
  (Electric Companies)                                                                          1,064,101
Embratel Participacoes S.A. ADR (Telephone)(a)
Embratel Participacoes S.A.-Pfd. (Telephone)(a)
Empresa Bandeirante de Energia S.A.
  (Electric Companies)(a)
Itausa - Investimentos Itau S.A. (Investment Management)
Light - Servicos de Eletricidade S.A. (Electric Companies)
Petroleo Brasileiro S.A.-Petrobras-Pfd. (Oil &
  Gas-Exploration & Production                                                                  1,111,780
Tele Centro Sul Participacoes S.A.-ADR (Telephone)(a)
Tele Norte Leste Participacoes S.A.-Pfd. (Telephone)(a)
Tele Sudeste Celular Participacoes S.A.
  (Telecommunications-Cellular/Wireless)
Telebras- ADR Pfd. (Telephone)(a)                                                                   2,712
Tele Celular Sul Participacoes S.A.
  (Telecommunications-Cellular/Wireless)(a)
Tele Centro Oeste Celular Participacoes S.A.
  (Telecommunication-Cellular/Wireless)(a)
Telecommunicacoes de Sao Paulo S.A. (Telephone)(a)                                                688,200
Telecomunicacoes Brasileiras S.A. (Telephone)
Telecomunicacoes Brasileiras S.A.-ADR (Telephone)
Telecomunicacoes de Sao Paulo S.A.-TELESP-Pfd.
  (Telephone)                                                                                      12,040
Telepar Celular S.A.-Pfd."B"
  (Telecommunications-Cellular/Wireless)
Telerj Celular S.A."B" (Telecommunications-
  Cellular/Wireless)(a)
Telesp Celular Participacoes S.A.
  (Telecommunications-Cellular/Wireless)(a)
Telesp Celular S.A. (Telecommunications-
  Cellular/Wireless)(a)
Telesp Celular S.A.-Pfd. (Telecommunications-
  Cellular/Wireless)(a)
Telesp Participacoes S.A. (Telephone)
Telesp Participacoes S.A.-ADR (Telephone)
Uniao de Bancos Brasileiros S.A.-GDR
  (Banks-Regional)(b)                                                                               3,840
Unibanco - Uniao de Bancos Brasileiros S.A.
  (Banks-Major Regional) (b)                                                                          264
Usinas Siderurgicas de Minas Gerais S.A.
  (Manufacturing-Diversified)
Votorantim Celulose e Papel S.A.
  (Paper & Forest Products) (a)

CANADA--4.38%
ATI Technologies, Inc. (Computers-Hardware)(a)
Bank of Montreal (Banks-Major Regional)
BCE Inc. (Telephone)
Berkley Petroleum Corp. (Oil & Gas-Exploration
  & Production)(a)                                                          20,300
Bombardier Inc. (Aerospace/Defense)
Canadian National Railway Co. (Railroads)
Cominco Ltd. (Metals Mining)                                                 6,200
Doman Industries Ltd."B" (Construction-Cement
  & Aggregates)(a)                                                          23,475
Enerflex Systems Ltd. (Manufacturing-Specialized)                            4,200
Imasco Ltd. (Manufacturing-Diversified)
Inco Ltd. (Metals Mining)(a)                                                 6,000
Northern Telecom Ltd.-ADR (Communications Equipment)
Placer Dome Inc. (Gold & Precious Metals Mining)                             6,100
Potash Corp. of Saskatchewan Inc. (Chemicals)                                1,100
Royal Bank of Canada (Banks-Major Regional)


                                                                        GT Global Variable    GT Global Variable GT Global Variable
                                                                          Infrastructure        International        Latin America
                                                                        ------------------    ------------------  -----------------
Companhia Brasileira de Petroleo Ipiranga-Pfd.
  (Oil & Gas-Refining & Marketing)                                                                                        14,594
Companhia de Saneamento Basico do Estado de Sao
  Paulo - SABESP Rights,  expire 01/04/99 (Cost $0)
  (Business & Public Services)
Companhia Cimento Portland Itau
  (Construction-Cement & Aggregates)(a)                                                                                       68
Companhia de Eletricidade do Estado da Bahia
  (Electric Companies)                                                                                                     4,960
Companhia de Saneamento Basico do Estado de
  Sao Paulo (Water Utilities)                                                                                              1,832
Companhia de Tecidos Norte de Minas-Pfd.
  (Textiles-Specialty)                                                                                                     1,056
Companhia Energetica de Minas Gerais-ADR
  (Electric Companies)                                                                                                    12,583
Companhia Energetica de Minas Gerais
  (Electric Companies)
Companhia Paranaense de Energia
  (Electric Companies)                                                                                                    13,673
Companhia Paranaense de Energia-Copel-ADR
  (Electric Companies)                                                                                                    11,938
Companhia Paulista de Forca e Luz
  (Electric Companies)(a)                                                                                                    430
Companhia Vale de Rio Doce-Pfd. A (Iron & Steel)                                                                          17,000
Eletricidade de Sao Paulo S.A.-Pfd.
  (Electric Companies)                                                                                                     2,900
Embratel Participacoes S.A. ADR (Telephone)(a)
Embratel Participacoes S.A.-Pfd. (Telephone)(a)                                                                           11,800
Empresa Bandeirante de Energia S.A.
  (Electric Companies)(a)                                                                                                  1,336
Itausa - Investimentos Itau S.A. (Investment Management)                                                                 317,325
Light - Servicos de Eletricidade S.A. (Electric Companies)                                                                   572
Petroleo Brasileiro S.A.-Petrobras-Pfd. (Oil &
  Gas-Exploration & Production                                                                                             3,347
Tele Centro Sul Participacoes S.A.-ADR (Telephone)(a)                                                                      2,500
Tele Norte Leste Participacoes S.A.-Pfd. (Telephone)(a)                                                                    5,165
Tele Sudeste Celular Participacoes S.A.
  (Telecommunications-Cellular/Wireless)
Telebras- ADR Pfd. (Telephone)(a)                                                                      760                 5,740
Tele Celular Sul Participacoes S.A.
  (Telecommunications-Cellular/Wireless)(a)
Tele Centro Oeste Celular Participacoes S.A.
  (Telecommunication-Cellular/Wireless)(a)
Telecommunicacoes de Sao Paulo S.A. (Telephone)(a)                                                                         1,428
Telecomunicacoes Brasileiras S.A. (Telephone)                                                                              8,793
Telecomunicacoes Brasileiras S.A.-ADR (Telephone)
Telecomunicacoes de Sao Paulo S.A.-TELESP-Pfd.
  (Telephone)                                                                                                                736
Telepar Celular S.A.-Pfd."B"
  (Telecommunications-Cellular/Wireless)                                                                                     530
Telerj Celular S.A."B" (Telecommunications-
  Cellular/Wireless)(a)                                                                                                    1,370
Telesp Celular Participacoes S.A.
  (Telecommunications-Cellular/Wireless)(a)
Telesp Celular S.A. (Telecommunications-
  Cellular/Wireless)(a)                                                                                                    1,183
Telesp Celular S.A.-Pfd. (Telecommunications-
  Cellular/Wireless)(a)                                                                                                      663
Telesp Participacoes S.A. (Telephone)                                                                                      7,365
Telesp Participacoes S.A.-ADR (Telephone)
Uniao de Bancos Brasileiros S.A.-GDR
  (Banks-Regional)(b)                                                                                                  7,525,500
Unibanco - Uniao de Bancos Brasileiros S.A.
  (Banks-Major Regional) (b)
Usinas Siderurgicas de Minas Gerais S.A.
  (Manufacturing-Diversified)                                                                                             15,300
Votorantim Celulose e Papel S.A.
  (Paper & Forest Products) (a)                                                                                            5,700

CANADA--4.38%
ATI Technologies, Inc. (Computers-Hardware)(a)
Bank of Montreal (Banks-Major Regional)
BCE Inc. (Telephone)
Berkley Petroleum Corp. (Oil & Gas-Exploration
  & Production)(a)
Bombardier Inc. (Aerospace/Defense)
Canadian National Railway Co. (Railroads)                                     1,300
Cominco Ltd. (Metals Mining)
Doman Industries Ltd."B" (Construction-Cement
  & Aggregates)(a)  23,475
Enerflex Systems Ltd. (Manufacturing-Specialized)
Imasco Ltd. (Manufacturing-Diversified)
Inco Ltd. (Metals Mining)(a)
Northern Telecom Ltd.-ADR (Communications Equipment)
Placer Dome Inc. (Gold & Precious Metals Mining)
Potash Corp. of Saskatchewan Inc. (Chemicals)
Royal Bank of Canada (Banks-Major Regional)                                                            950




                                                                   Global Variable   AIM V.I. International  Pro Forma
                                                                     New Pacific               Equity         Combining
                                                                   ---------------   ----------------------  ----------
Companhia Brasileira de Petroleo Ipiranga-Pfd.
  (Oil & Gas-Refining & Marketing)                                                                              14,594
Companhia de Saneamento Basico do Estado de Sao
  Paulo - SABESP Rights,  expire 01/04/99 (Cost $0)
  (Business & Public Services)                                                                                   3,019
Companhia Cimento Portland Itau
  (Construction-Cement & Aggregates)(a)                                                                             68
Companhia de Eletricidade do Estado da Bahia
  (Electric Companies)                                                                                       1,004,960
Companhia de Saneamento Basico do Estado de
  Sao Paulo (Water Utilities)                                                                                  469,077
Companhia de Tecidos Norte de Minas-Pfd.
  (Textiles-Specialty)                                                                                         302,056
Companhia Energetica de Minas Gerais-ADR
  (Electric Companies)                                                                                          18,444
Companhia Energetica de Minas Gerais
  (Electric Companies)                                                                             0                 0
Companhia Paranaense de Energia
  (Electric Companies)                                                                                          23,573
Companhia Paranaense de Energia-Copel-ADR
  (Electric Companies)                                                                                          11,938
Companhia Paulista de Forca e Luz
  (Electric Companies)(a)                                                                                          430
Companhia Vale de Rio Doce-Pfd. A (Iron & Steel)                                                                17,000
Eletricidade de Sao Paulo S.A.-Pfd.
  (Electric Companies)                                                                                       1,067,001
Embratel Participacoes S.A. ADR (Telephone)(a)                                                14,100            14,100
Embratel Participacoes S.A.-Pfd. (Telephone)(a)                                                                 11,800
Empresa Bandeirante de Energia S.A.
  (Electric Companies)(a)                                                                                        1,336
Itausa - Investimentos Itau S.A. (Investment Management)                                                       317,325
Light - Servicos de Eletricidade S.A. (Electric Companies)                                                         572
Petroleo Brasileiro S.A.-Petrobras-Pfd. (Oil &
  Gas-Exploration & Production                                                                 3,013         1,118,140
Tele Centro Sul Participacoes S.A.-ADR (Telephone)(a)                                          2,820             5,320
Tele Norte Leste Participacoes S.A.-Pfd. (Telephone)(a)                                                          5,165
Tele Sudeste Celular Participacoes S.A.
  (Telecommunications-Cellular/Wireless)                                                       2,820             2,820
Telebras- ADR Pfd. (Telephone)(a)                                                                                9,212
Tele Celular Sul Participacoes S.A.
  (Telecommunications-Cellular/Wireless)(a)                                                    1,410             1,410
Tele Centro Oeste Celular Participacoes S.A.
  (Telecommunication-Cellular/Wireless)(a)                                                         1                 1
Telecommunicacoes de Sao Paulo S.A. (Telephone)(a)                                                             689,628
Telecomunicacoes Brasileiras S.A. (Telephone)                                                                    8,793
Telecomunicacoes Brasileiras S.A.-ADR (Telephone)                                             14,100            14,100
Telecomunicacoes de Sao Paulo S.A.-TELESP-Pfd.
  (Telephone)                                                                                                   12,776
Telepar Celular S.A.-Pfd."B"
  (Telecommunications-Cellular/Wireless)                                                                           530
Telerj Celular S.A."B" (Telecommunications-
  Cellular/Wireless)(a)                                                                                          1,370
Telesp Celular Participacoes S.A.
  (Telecommunications-Cellular/Wireless)(a)                                                    5,640             5,640
Telesp Celular S.A. (Telecommunications-
  Cellular/Wireless)(a)                                                                                          1,183
Telesp Celular S.A.-Pfd. (Telecommunications-
  Cellular/Wireless)(a)                                                                        5,500             6,163
Telesp Participacoes S.A. (Telephone)                                                                            7,365
Telesp Participacoes S.A.-ADR (Telephone)                                                     14,100            14,100
Uniao de Bancos Brasileiros S.A.-GDR
  (Banks-Regional)(b)                                                                                        7,529,340
Unibanco - Uniao de Bancos Brasileiros S.A.
  (Banks-Major Regional) (b)                                                                                       264
Usinas Siderurgicas de Minas Gerais S.A.
  (Manufacturing-Diversified)                                                                                   15,300
Votorantim Celulose e Papel S.A.
  (Paper & Forest Products) (a)                                                                                  5,700

CANADA--4.38%
ATI Technologies, Inc. (Computers-Hardware)(a)                                                43,100            43,100
Bank of Montreal (Banks-Major Regional)                                                       35,000            35,000
BCE Inc. (Telephone)                                                                          32,300            32,300
Berkley Petroleum Corp. (Oil & Gas-Exploration
  & Production)(a)                                                                                              20,300
Bombardier Inc. (Aerospace/Defense)                                                          137,600           137,600
Canadian National Railway Co. (Railroads)                                                      9,000            10,300
Cominco Ltd. (Metals Mining)                                                                                     6,200
Doman Industries Ltd."B" (Construction-Cement
  & Aggregates)(a)  23,475                                                                                      23,475
Enerflex Systems Ltd. (Manufacturing-Specialized)                                                                4,200
Imasco Ltd. (Manufacturing-Diversified)                                                       95,600            95,600
Inco Ltd. (Metals Mining)(a)                                                                                     6,000
Northern Telecom Ltd.-ADR (Communications Equipment)                                          10,917            10,917
Placer Dome Inc. (Gold & Precious Metals Mining)                                                                 6,100
Potash Corp. of Saskatchewan Inc. (Chemicals)                                                                    1,100
Royal Bank of Canada (Banks-Major Regional)                                                   32,500            33,450



                                                                        GT Global Variable   GT Global Variable  GT Global Variable
                                                                        Natural Resources     Emerging Markets        Europe
                                                                        ------------------   ------------------  ------------------
Suncor Energy, Inc. (Oil-International Integrated)
Teleglobe, Inc. (Telecommunications)
Toronto-Dominion Bank (Banks-Regional)

CHILE--0.48%
Administradora de Fondos de Peniones Provida-ADR
  (Financial-Diversified)
Banco de A. Edwards-ADR (Banks-Regional)
Compania Cervecerias Unidas S.A.-ADR
  (Beverages-Alcoholic)
Empresa Nacional de Electricidad S.A.-ADR
  (Electric Companies)
Enersis S.A.-ADR (Electric Companies)                                                               2,963
Gener S.A.-ADR (Electric Companies)
Quinenco S.A.-ADR (Financial-Diversified)
Sociedad Quimica y Minera de Chile S.A.-ADR (Chemicals)                                             1,860
Sociedad Quimica y Minera de Chile S.A.-ADR (Chemicals)
Supermercados Unimarc S.A.-ADR (Retail-Food Chains)

CHINA--0.02%
Huaneng Power International, Inc.-ADR (Electric Companies)(a)                                       3,476

CROATIA--0.19%
Pliva DD (Health Care - Drugs-Major Pharmaceutical)(c)

DENMARK0.01%
Tele Danmark A.S.-ADR (Telephone)

ECUADOR--0.02%
La Cemento Nacional-GDR (Construction-Cement & Aggregates) 144A(a)(c)

EGYPT--0.13%
Arabian International Construction (Construction)(a)                                                1,571
Al-Ahram Beverages Co. S.A.E.-GDR 144A (Beverages-Alcoholic)                                        1,400
Madinet Nasr for Housing & Development Co. (Services-Commercial & Consumer)                         1,950
Misr Elgadida for Housing and Reconstruction (Building Materials)                                   1,271
Misr International Bank-GDR (Banks-Major Regional)(c)                                               6,200
Oriental Weavers "C" (Textiles & Apparel)                                                           1,350
Suez Cement Co.-GDR Reg "S" (Building Materials)(c)                                                 5,363

FINLAND--2.42%
Fortum Corp. (Electric Companies)(a)                                         1,550
Helsingin Puhelin Oyj (Telecommunications-Cellular/Wireless)                                                         9,643
Nokia Oyj A.B.-Class A (Communications Equipment)                                                                   11,321
Nokia Oyj A.B.-Class A-ADR (Communications Equipment)
Raisio Group PLC (Food)(a)                                                                                          30,980
Sonera Group OYJ (Telecommunications-Cellular/Wireless)(a)(c)                                                       13,000
Tieto Corp."B" (Computers-Software & Services)                                                                      13,820

FRANCE--13.31%
Accor S.A. (Lodging-Hotels)
Air Liquide (Chemicals-Specialty)                                              500
Altran Technologies, S.A. (Services-Commercial & Consumer)                                                             344
AXA UAP (Insurance-Multi-Line)                                                                                       5,057
Banque Nationale de Paris (Banks - Major Regional)
Cap Gemini Sogeti S.A. (Computer-Software & Services)
Coflexip S.A.-ADR(Manufacturing-Specialized)                                 1,200                                   8,587
Compagnie Generale des Eaux (Manufacturing-Diversified)
Danone (Foods)
Dassault Systemes S.A. (Computers & Peripherals)                                                                    14,346
Elf Aquitaine S.A. (Oil & Gas - Refining & Marketing)




                                                                       GT Global Variable    GT Global Variable  GT Global Variable
                                                                         Infrastructure        International        Latin America
                                                                       ------------------    ------------------  ------------------
Suncor Energy, Inc. (Oil-International Integrated)
Teleglobe, Inc. (Telecommunications)
Toronto-Dominion Bank (Banks-Regional)

CHILE--0.48%
Administradora de Fondos de Peniones Provida-ADR
  (Financial-Diversified)                                                                                                13,181
Banco de A. Edwards-ADR (Banks-Regional)                                                                                  5,777
Compania Cervecerias Unidas S.A.-ADR
  (Beverages-Alcoholic)                                                                                                  10,300
Empresa Nacional de Electricidad S.A.-ADR
  (Electric Companies)                                                                                                    9,100
Enersis S.A.-ADR (Electric Companies)                                                                                    11,800
Gener S.A.-ADR (Electric Companies)                                                                                       7,764
Quinenco S.A.-ADR (Financial-Diversified)                                                                                14,800
Sociedad Quimica y Minera de Chile S.A.-ADR (Chemicals)
Sociedad Quimica y Minera de Chile S.A.-ADR (Chemicals)                                                                   6,800
Supermercados Unimarc S.A.-ADR (Retail-Food Chains)                                                                      18,900

CHINA--0.02%
Huaneng Power International, Inc.-ADR (Electric Companies)(a)

CROATIA--0.19%
Pliva DD (Health Care - Drugs-Major Pharmaceutical)(c)

DENMARK--0.01%
Tele Danmark A.S.-ADR (Telephone)                                              500
ECUADOR--0.02%
La Cemento Nacional-GDR (Construction-Cement &
  Aggregates) 144A(a)(c)                                                       543

EGYPT--0.13%
Arabian International Construction (Construction)(a)
Al-Ahram Beverages Co. S.A.E.-GDR 144A (Beverages-Alcoholic)
Madinet Nasr for Housing & Development Co.
  (Services-Commercial & Consumer)
Misr Elgadida for Housing and Reconstruction (Building Materials)
Misr International Bank-GDR (Banks-Major Regional)(c)
Oriental Weavers "C" (Textiles & Apparel)
Suez Cement Co.-GDR Reg "S" (Building Materials)(c)                          2,600

FINLAND--2.42%
Fortum Corp. (Electric Companies)(a)                                         1,450
Helsingin Puhelin Oyj (Telecommunications-Cellular/Wireless)
Nokia Oyj A.B.-Class A (Communications Equipment)                                                     831
Nokia Oyj A.B.-Class A-ADR (Communications Equipment)                        1,000
Raisio Group PLC (Food)(a)
Sonera Group OYJ (Telecommunications-Cellular/Wireless)(a)(c)                  550
Tieto Corp."B" (Computers-Software & Services)

FRANCE--13.31%
Accor S.A. (Lodging-Hotels)
Air Liquide (Chemicals-Specialty)
Altran Technologies, S.A. (Services-Commercial & Consumer)
AXA UAP (Insurance-Multi-Line)                                                                        710
Banque Nationale de Paris (Banks - Major Regional)
Cap Gemini Sogeti S.A. (Computer-Software & Services)
Coflexip S.A.-ADR(Manufacturing-Specialized)
Compagnie Generale des Eaux (Manufacturing-Diversified)                        740                    266
Danone (Foods)
Dassault Systemes S.A. (Computers & Peripherals)
Elf Aquitaine S.A. (Oil & Gas - Refining & Marketing)





                                                                              GT Global Variable   AIM V.I. International  Pro Forma
                                                                                  New Pacific               Equity         Combining
                                                                              ------------------   ----------------------  ---------
Suncor Energy, Inc. (Oil-International Integrated)                                                         38,000            38,000
Teleglobe, Inc. (Telecommunications)                                                                       39,500            39,500
Toronto-Dominion Bank (Banks-Regional)                                                                     28,100            28,100

CHILE--0.48%
Administradora de Fondos de Peniones Provida-ADR
  (Financial-Diversified)                                                                                                    13,181
Banco de A. Edwards-ADR (Banks-Regional)                                                                                      5,777
Compania Cervecerias Unidas S.A.-ADR
  (Beverages-Alcoholic)                                                                                                      10,300
Empresa Nacional de Electricidad S.A.-ADR
  (Electric Companies)                                                                                                        9,100
Enersis S.A.-ADR (Electric Companies)                                                                                        14,763
Gener S.A.-ADR (Electric Companies)                                                                                           7,764
Quinenco S.A.-ADR (Financial-Diversified)                                                                                    14,800
Sociedad Quimica y Minera de Chile S.A.-ADR (Chemicals)                                                                       1,860
Sociedad Quimica y Minera de Chile S.A.-ADR (Chemicals)                                                                       6,800
Supermercados Unimarc S.A.-ADR (Retail-Food Chains)                                                                          18,900

CHINA--0.02%
Huaneng Power International, Inc.-ADR (Electric Companies)(a)                                                                 3,476
CROATIA--0.19%

Pliva DD (Health Care - Drugs-Major Pharmaceutical)(c)                                                     36,000            36,000

DENMARK--0.01%
Tele Danmark A.S.-ADR (Telephone)                                                                                               500

ECUADOR--0.02%
La Cemento Nacional-GDR (Construction-Cement & Aggregates) 144A(a)(c)                                                           543

EGYPT--0.13%
Arabian International Construction (Construction)(a)                                                                          1,571
Al-Ahram Beverages Co. S.A.E.-GDR 144A (Beverages-Alcoholic)                                                                  1,400
Madinet Nasr for Housing & Development Co. (Services-Commercial & Consumer)                                                   1,950
Misr Elgadida for Housing and Reconstruction (Building Materials)                                                             1,271
Misr International Bank-GDR (Banks-Major Regional)(c)                                                                         6,200
Oriental Weavers "C" (Textiles & Apparel)                                                                                     1,350
Suez Cement Co.-GDR Reg "S" (Building Materials)(c)                                                                           7,963

FINLAND--2.42%
Fortum Corp. (Electric Companies)(a)                                                                                          3,000
Helsingin Puhelin Oyj (Telecommunications-Cellular/Wireless)                                                                  9,643
Nokia Oyj A.B.-Class A (Communications Equipment)                                                          26,200            38,352
Nokia Oyj A.B.-Class A-ADR (Communications Equipment)                                                                         1,000
Raisio Group PLC (Food)(a)                                                                                                   30,980
Sonera Group OYJ (Telecommunications-Cellular/Wireless)(a)(c)                                              65,250            78,800
Tieto Corp."B" (Computers-Software & Services)                                                                               13,820

FRANCE--13.31%
Accor S.A. (Lodging-Hotels)                                                                                 5,500             5,500
Air Liquide (Chemicals-Specialty)                                                                                               500
Altran Technologies, S.A. (Services-Commercial & Consumer)                                                  3,900             4,244
AXA UAP (Insurance-Multi-Line)                                                                             13,000            18,767
Banque Nationale de Paris (Banks - Major Regional)                                                         36,000            36,000
Cap Gemini Sogeti S.A. (Computer-Software & Services)                                                      20,800            20,800
Coflexip S.A.-ADR(Manufacturing-Specialized)                                                                                  9,787
Compagnie Generale des Eaux (Manufacturing-Diversified)                                                                       1,006
Danone (Foods)                                                                                              8,000             8,000
Dassault Systemes S.A. (Computers & Peripherals)                                                                             14,346
Elf Aquitaine S.A. (Oil & Gas - Refining & Marketing)                                                      19,500            19,500



                                                                        GT Global Variable   GT Global Variable  GT Global Variable
                                                                        Natural Resources     Emerging Markets        Europe
                                                                        ------------------   ------------------- ------------------
Equant N.V. (Computers-Peripherals)(a)                                                                              10,543
Essilor International S.A. (Manufacturing-Specialized)
Etablissements Economiques du Casino Guichard-Perrachon
  (Retail-Food Chains)(a)
Genset - ADR (Biotechnology) (a)                                                                                     9,348
Lafarge S.A. (Engineering & Construction)                                    1,800
Legrand S.A. (Housewares)
Pinault-Printemps-Redoute S.A. (Retail-General Merchandise)
Promodes (Retail-Food Chains)
PSA Peugeot Citreon (Automobiles)
Renault S.A. (Automobiles)
Rexal S.A. (Distributors-Food & Health)
Rhone-Poulenc - Class A (Chemicals-Diversified)
Societe Generale (Banks - Major Regional)
Societe Television Francaise 1 (Broadcasting-Television,
  Radio & Cable)
Suez Lyonnaise des Eaux (Manufacturing-Diversified)
Total S.A. - Class B (Oil & Gas-Refining & Marketing)
Total S.A.-ADR (Oil-International Integrated)                                3,000
Valeo S.A. (Auto Parts & Equipment)

GERMANY--4.94%
Adidas Salomon A.G. (Footwear)
Allianz A.G. (Insurance-Multi-Line)
BASF A.G. (Chemicals-Diversified)                                            3,300
Bayerische Vereinsbank A.G. (Banks-Major Regional)
BHF-Bank A.G. (Banks-Major Regional)
DaimlerChrysler A.G. (Automobiles)
Deutsche Lufthansa A.G. (Airlines)
Dresdner Bank A.G. (Banks-Major Regional)
EM.TV & Merchandising A.G. (Broadcasting-Television,
  Radio, & Cable)(a)                                                                                                   639
Fresenius A.G.-Pfd. (Machinery-Diversified)
Karstadt A.G. (Retail-Department Stores)
MAN A.G. (Manufacturing-Diversified)
Mannesmann A.G. (Machinery-Diversifies)                                                                              5,698
MobilCom A.G. (Telecommunications-Cellular/Wireless)                                                                 2,271
Porsche A.G.-Pfd. (Automobiles) (a)                                                                                    216
SAP A.G. - Pfd. (Computers-Software & Services)                                                                      1,098
Viag A.G. (Manufacturing-Diversified)

GREECE--0.29%
Alpha Credit Bank (Banks-Regional)                                                                  1,200
Hellenic Telecommunication Organization S.A.
  (Telecommunication-Cellular/Wireless)(a)                                                          4,977
National Bank of Greece S.A. (Banks-Money Center)                                                     411
Panafon S.A. (Telecommunications-Cellular/Wireless)(a)                                                646            2,129
STET Hellas Telecommunications S.A.-ADR
  (Telecommunications-Cellular/Wireless)                                                            2,695           12,130

HONG KONG--2.27%
Cheung Kong (Holdings) Ltd. (Land Development)
China Telecom Ltd. (Telecommunications-
  Cellular/Wireless)(a)
CLP Holdings Ltd. (Electric Companies)
Cosco Pacific Ltd. (Financial-Diversified)
Hang Seng Bank Ltd. (Banking)
Hong Kong Telecommunications Ltd. (Telephone)
Hongkong Electric Holdings Ltd. (Electric Companies)
HSBC Holdings PLC (Banks - Major Regional)
Hutchison Whampoa Ltd. (Retail-Food Chains)
New World Development Co. Ltd. (Manufacturing-Diversified)
Ng Fung Hong Ltd. (Foods)
Qingling Motors Co. Ltd. (Trucks & Parts)                                                         110,000





                                                                     GT Global Variable    GT Global Variable    GT Global Variable
                                                                       Infrastructure        International         Latin America
                                                                     ------------------    ------------------    ------------------
Equant N.V. (Computers-Peripherals)(a)                                                              673
Essilor International S.A. (Manufacturing-Specialized)
Etablissements Economiques du Casino Guichard-Perrachon
  (Retail-Food Chains)(a)
Genset - ADR (Biotechnology) (a)
Lafarge S.A. (Engineering & Construction)                                    750
Legrand S.A. (Housewares)
Pinault-Printemps-Redoute S.A. (Retail-General Merchandise)                                         337
Promodes (Retail-Food Chains)
PSA Peugeot Citreon (Automobiles)
Renault S.A. (Automobiles)
Rexal S.A. (Distributors-Food & Health)
Rhone-Poulenc - Class A (Chemicals-Diversified)
Societe Generale (Banks - Major Regional)
Societe Television Francaise 1 (Broadcasting-Television,
  Radio & Cable)
Suez Lyonnaise des Eaux (Manufacturing-Diversified)                          350
Total S.A. - Class B (Oil & Gas-Refining & Marketing)
Total S.A.-ADR (Oil-International Integrated)
Valeo S.A. (Auto Parts & Equipment)

GERMANY--4.94%
Adidas Salomon A.G. (Footwear)                                                                       86
Allianz A.G. (Insurance-Multi-Line)
BASF A.G. (Chemicals-Diversified)
Bayerische Vereinsbank A.G. (Banks-Major Regional)
BHF-Bank A.G. (Banks-Major Regional)
DaimlerChrysler A.G. (Automobiles)
Deutsche Lufthansa A.G. (Airlines)                                         2,300
Dresdner Bank A.G. (Banks-Major Regional)
EM.TV & Merchandising A.G. (Broadcasting-Television,
  Radio, & Cable)(a)                                                                                 80
Fresenius A.G.-Pfd. (Machinery-Diversified)                                                         224
Karstadt A.G. (Retail-Department Stores)
MAN A.G. (Manufacturing-Diversified)                                         200
Mannesmann A.G. (Machinery-Diversifies)                                    1,300                    794
MobilCom A.G. (Telecommunications-Cellular/Wireless)
Porsche A.G.-Pfd. (Automobiles) (a)
SAP A.G. - Pfd. (Computers-Software & Services)                                                     138
Viag A.G. (Manufacturing-Diversified)                                        100

GREECE--0.29%
Alpha Credit Bank (Banks-Regional)
Hellenic Telecommunication Organization S.A.
  (Telecommunication-Cellular/Wireless)(a)                                    11
National Bank of Greece S.A. (Banks-Money Center)
Panafon S.A. (Telecommunications-Cellular/Wireless)(a)                                              447
STET Hellas Telecommunications S.A.-ADR
  (Telecommunications-Cellular/Wireless)

HONG KONG--2.27%
Cheung Kong (Holdings) Ltd. (Land Development)
China Telecom Ltd. (Telecommunications-
  Cellular/Wireless)(a)                                                    8,000
CLP Holdings Ltd. (Electric Companies)
Cosco Pacific Ltd. (Financial-Diversified)
Hang Seng Bank Ltd. (Banking)
Hong Kong Telecommunications Ltd. (Telephone)
Hongkong Electric Holdings Ltd. (Electric Companies)
HSBC Holdings PLC (Banks - Major Regional)
Hutchison Whampoa Ltd. (Retail-Food Chains)
New World Development Co. Ltd. (Manufacturing-Diversified)
Ng Fung Hong Ltd. (Foods)
Qingling Motors Co. Ltd. (Trucks & Parts)





                                                                          GT Global Variable   AIM V.I. International  Pro Forma
                                                                              New Pacific               Equity         Combining
                                                                          ------------------   ----------------------  ---------
Equant N.V. (Computers-Peripherals)(a)                                                                                   11,216
Essilor International S.A. (Manufacturing-Specialized)                                                  2,275             2,275
Etablissements Economiques du Casino Guichard-Perrachon
  (Retail-Food Chains)(a)                                                                              20,400            20,400
Genset - ADR (Biotechnology) (a)                                                                                          9,348
Lafarge S.A. (Engineering & Construction)                                                                                 2,550
Legrand S.A. (Housewares)                                                                               6,900             6,900
Pinault-Printemps-Redoute S.A. (Retail-General Merchandise)                                            17,800            18,137
Promodes (Retail-Food Chains)                                                                           3,650             3,650
PSA Peugeot Citreon (Automobiles)                                                                       7,000             7,000
Renault S.A. (Automobiles)                                                                             49,000            49,000
Rexal S.A. (Distributors-Food & Health)                                                                13,600            13,600
Rhone-Poulenc - Class A (Chemicals-Diversified)                                                        25,100            25,100
Societe Generale (Banks - Major Regional)                                                               8,550             8,550
Societe Television Francaise 1 (Broadcasting-Television,
  Radio & Cable)                                                                                        6,600             6,600
Suez Lyonnaise des Eaux (Manufacturing-Diversified)                                                    11,600            11,950
Total S.A. - Class B (Oil & Gas-Refining & Marketing)                                                   9,500             9,500
Total S.A.-ADR (Oil-International Integrated)                                                                             3,000
Valeo S.A. (Auto Parts & Equipment)                                                                    15,000            15,000

GERMANY--4.94%
Adidas Salomon A.G. (Footwear)                                                                                               86
Allianz A.G. (Insurance-Multi-Line)                                                                     7,600             7,600
BASF A.G. (Chemicals-Diversified)                                                                                         3,300
Bayerische Vereinsbank A.G. (Banks-Major Regional)                                                     27,000            27,000
BHF-Bank A.G. (Banks-Major Regional)                                                                   15,000            15,000
DaimlerChrysler A.G. (Automobiles)                                                                     12,964            12,964
Deutsche Lufthansa A.G. (Airlines)                                                                                        2,300
Dresdner Bank A.G. (Banks-Major Regional)                                                              38,500            38,500
EM.TV & Merchandising A.G. (Broadcasting-Television,
  Radio, & Cable)(a)                                                                                                        719
Fresenius A.G.-Pfd. (Machinery-Diversified)                                                                                 224
Karstadt A.G. (Retail-Department Stores)                                                                6,200             6,200
MAN A.G. (Manufacturing-Diversified)                                                                                        200
Mannesmann A.G. (Machinery-Diversifies)                                                                                   7,792
MobilCom A.G. (Telecommunications-Cellular/Wireless)                                                                      2,271
Porsche A.G.-Pfd. (Automobiles) (a)                                                                       300               516
SAP A.G. - Pfd. (Computers-Software & Services)                                                                           1,236
Viag A.G. (Manufacturing-Diversified)                                                                                       100

GREECE--0.29%
Alpha Credit Bank (Banks-Regional)                                                                                        1,200
Hellenic Telecommunication Organization S.A.
  (Telecommunication-Cellular/Wireless)(a)                                                                                4,988
National Bank of Greece S.A. (Banks-Money Center)                                                                           411
Panafon S.A. (Telecommunications-Cellular/Wireless)(a)                                                                    3,222
STET Hellas Telecommunications S.A.-ADR
  (Telecommunications-Cellular/Wireless)                                                                                 14,825

HONG KONG--2.27%
Cheung Kong (Holdings) Ltd. (Land Development)                                   90,000                                  90,000
China Telecom Ltd. (Telecommunications-
  Cellular/Wireless)(a)                                                                               582,000           590,000
CLP Holdings Ltd. (Electric Companies)                                           70,000                                  70,000
Cosco Pacific Ltd. (Financial-Diversified)                                                          2,444,000         2,444,000
Hang Seng Bank Ltd. (Banking)                                                    29,000                                  29,000
Hong Kong Telecommunications Ltd. (Telephone)                                   200,000                                 200,000
Hongkong Electric Holdings Ltd. (Electric Companies)                             40,000                                  40,000
HSBC Holdings PLC (Banks - Major Regional)                                       11,468                                  11,468
Hutchison Whampoa Ltd. (Retail-Food Chains)                                     100,000               242,000           342,000
New World Development Co. Ltd. (Manufacturing-Diversified)                       50,000                                  50,000
Ng Fung Hong Ltd. (Foods)                                                                             460,000           460,000
Qingling Motors Co. Ltd. (Trucks & Parts)                                                                               110,000



                                                                        GT Global Variable   GT Global Variable  GT Global Variable
                                                                        Natural Resources     Emerging Markets        Europe
                                                                        ------------------   ------------------  ------------------
Shanghai Industrial Holdings Ltd. (Manufacturing-Diversified)
Sun Hung Kai Properties Ltd. (Land Development)

HUNGARY--0.09%
Magyar Tavkozlesi ADR (Telecommunications-Long Distance)                                            4,440
MOL Magyar Olaj-es Gazipari Rt. (Oil-Domestic Integrated)(c)                                        4,880
Richter Gedeon Rt.-GDR (Medical-Drugs)

INDIA--0.11%
Hindalco Industries Ltd.: (Metals - Non-Ferrous)
     GDR                                                                                            2,400
     Common                                                                                           400
Hindustan Lever Ltd. (Personal Care)                                                                3,800
ITC Ltd. (Tobacco)                                                                                  6,500
Ranbaxy Laboratories Ltd. (Health Care-Drugs-Generic & Other)                                       3,000
State Bank of India (Banks-Major Regional)

INDONESIA--0.29%
Gulf Indonesia Resources Ltd. (Oil-International Integrated)(a)
PT Telekomunikasi Indonesia (Telephone)(a)

IRELAND--1.73%
Allied Irish Banks PLC (Banks-Regional)
Bank of Ireland (Banks-Major Regional)
Esat Telecom Group PLC-ADR (Telecommunications-Long Distance)(a)                                                     5,200
Saville Systems Ireland PLC-ADR (Services-Data Processing)                                                          29,300

ISRAEL--0.09%
Bank Leumi Le-Isreal (Banks-Money Center)                                                          26,626
Bezeq Israe;o Telecommunications Corp. Ltd.
  (Telecommunication-Cellular/Wireless)(a)                                                         19,800
Blue Square Chain Investments and Properties Ltd.
  (Retail-Food Chains)(a)                                                                           2,773
Blue Square-Israel Ltd.-ADR (Retail-Food Chains)                                                    3,000
Makhteshim-Agan Industries Ltd. (Chemicals) (a)                                                    24,927
Teva Pharmaceutical Industries Ltd.
  (Health Care-Drugs-Generic & Other)                                                               1,800

ITALY--5.55%
Aeroporti di Roma S.p.A. (Aerospace/Defense)(a)
Assicurazioni Generali (Insurance-Multi-Line)
Banca Commerciale Italiana (Banks-Major Regional)
Banca di Roma (Banks-Major Regional) (a)
Uni Credito Italiano S.p.A. (Banks-Major Regional)                                                                  93,674
Edison S.p.A. (Electric Power) (a)
ENI S.p.A - ADR (Oil-International Integrated)                               2,800
Ente Nazionale Idrocarburi S.p.A.
  (Oil & Gas-Refining & Marketing)
Mediolanum (Insurance - Life)                                                                                       56,135
Olivetti S.p.A. (Telecommunications-(Cellular/Wireless)(a)
San Paolo-IMI S.p.A. (Banks-Major Regional)
Telecom Italia Mobile S.p.A. (Telecommunications -
  Cellular/Wireless)                                                                                                80,799
Telecom Italia S.p.A. (Telephone)
Telecom Italia S.p.A. (Telephone)                                                                                   64,079

JAPAN--5.91%
Advantest Corp. (Electronics-Instrumentation) (a)
Alps Electric Co., Ltd. (Electronics-Component Distributors) (a)
Asahi Breweries Ltd. (Beverages-Alcoholic)
Bridgestone Corp. (Auto Parts & Equipment)
Canon, Inc. (Office Equipment & Supplies)
Fast Retailing Co. Ltd. (Retail-Specialty Apparel)



                                                                     GT Global Variable    GT Global Variable    GT Global Variable
                                                                       Infrastructure        International         Latin America
                                                                     ------------------    ------------------    ------------------


Shanghai Industrial Holdings Ltd. (Manufacturing-Diversified)
Sun Hung Kai Properties Ltd. (Land Development)

HUNGARY--0.09%
Magyar Tavkozlesi ADR (Telecommunications-Long Distance)
MOL Magyar Olaj-es Gazipari Rt. (Oil-Domestic Integrated)(c)
Richter Gedeon Rt.-GDR (Medical-Drugs)                                                              770

INDIA--0.11%
Hindalco Industries Ltd.: (Metals - Non-Ferrous)
     GDR
     Common
Hindustan Lever Ltd. (Personal Care)
ITC Ltd. (Tobacco)
Ranbaxy Laboratories Ltd. (Health Care-Drugs-Generic & Other)
State Bank of India (Banks-Major Regional)                                                        5,350

INDONESIA--0.29%
Gulf Indonesia Resources Ltd. (Oil-International Integrated)(a)
PT Telekomunikasi Indonesia (Telephone)(a)
IRELAND--1.73%
Allied Irish Banks PLC (Banks-Regional)
Bank of Ireland (Banks-Major Regional)                                                            2,705
Esat Telecom Group PLC-ADR (Telecommunications-Long Distance)(a)             800
Saville Systems Ireland PLC-ADR (Services-Data Processing)

ISRAEL--0.09%
Bank Leumi Le-Isreal (Banks-Money Center)
Bezeq Israe;o Telecommunications Corp. Ltd.
  (Telecommunication-Cellular/Wireless)(a)
Blue Square Chain Investments and Properties Ltd.
  (Retail-Food Chains)(a)
Blue Square-Israel Ltd.-ADR (Retail-Food Chains)
Makhteshim-Agan Industries Ltd. (Chemicals) (a)
Teva Pharmaceutical Industries Ltd.
  (Health Care-Drugs-Generic & Other)

ITALY--5.55%
Aeroporti di Roma S.p.A. (Aerospace/Defense)(a)                            5,100
Assicurazioni Generali (Insurance-Multi-Line)
Banca Commerciale Italiana (Banks-Major Regional)
Banca di Roma (Banks-Major Regional) (a)
Uni Credito Italiano S.p.A. (Banks-Major Regional)
Edison S.p.A. (Electric Power) (a)                                         7,100
ENI S.p.A - ADR (Oil-International Integrated)
Ente Nazionale Idrocarburi S.p.A.
  (Oil & Gas-Refining & Marketing)
Mediolanum (Insurance - Life)
Olivetti S.p.A. (Telecommunications-(Cellular/Wireless)(a)
San Paolo-IMI S.p.A. (Banks-Major Regional)                                                       3,735
Telecom Italia Mobile S.p.A. (Telecommunications -
  Cellular/Wireless)
Telecom Italia S.p.A. (Telephone)                                         12,500
Telecom Italia S.p.A. (Telephone)                                                                19,462

JAPAN--5.91%
Advantest Corp. (Electronics-Instrumentation) (a)
Alps Electric Co., Ltd. (Electronics-Component Distributors) (a)
Asahi Breweries Ltd. (Beverages-Alcoholic)                                                        4,000
Bridgestone Corp. (Auto Parts & Equipment)                                 1,000
Canon, Inc. (Office Equipment & Supplies)                                                         3,000
Fast Retailing Co. Ltd. (Retail-Specialty Apparel)                                                   44



                                                                        GT Global Variable   AIM V.I. International  Pro Forma
                                                                            New Pacific               Equity         Combining
                                                                        ------------------   ----------------------  ---------
Shanghai Industrial Holdings Ltd. (Manufacturing-Diversified)                  80,000                                  80,000
Sun Hung Kai Properties Ltd. (Land Development)                                10,000                                  10,000

HUNGARY--0.09%
Magyar Tavkozlesi ADR (Telecommunications-Long Distance)                                                                4,440
MOL Magyar Olaj-es Gazipari Rt. (Oil-Domestic Integrated)(c)                                                            4,880
Richter Gedeon Rt.-GDR (Medical-Drugs)                                                                                    770

INDIA--0.11%
Hindalco Industries Ltd.: (Metals - Non-Ferrous)
     GDR                                                                                                                2,400
     Common                                                                                                               400
Hindustan Lever Ltd. (Personal Care)                                                                                    3,800
ITC Ltd. (Tobacco)                                                                                                      6,500
Ranbaxy Laboratories Ltd. (Health Care-Drugs-Generic & Other)                                                           3,000
State Bank of India (Banks-Major Regional)                                                                              5,350

INDONESIA--0.29%
Gulf Indonesia Resources Ltd. (Oil-International Integrated)(a)                                     127,400           127,400
PT Telekomunikasi Indonesia (Telephone)(a)                                    250,000                                 250,000

IRELAND--1.73%
Allied Irish Banks PLC (Banks-Regional)                                                             176,500           176,500
Bank of Ireland (Banks-Major Regional)                                                               70,500            73,205
Esat Telecom Group PLC-ADR (Telecommunications-Long Distance)(a)                                                        6,000
Saville Systems Ireland PLC-ADR (Services-Data Processing)                                                             29,300

ISRAEL--0.09%
Bank Leumi Le-Isreal (Banks-Money Center)                                                                              26,626
Bezeq Israe;o Telecommunications Corp. Ltd.
  (Telecommunication-Cellular/Wireless)(a)                                                                             19,800
Blue Square Chain Investments and Properties Ltd.
  (Retail-Food Chains)(a)                                                                                               2,773
Blue Square-Israel Ltd.-ADR (Retail-Food Chains)                                                                        3,000
Makhteshim-Agan Industries Ltd. (Chemicals) (a)                                                                        24,927
Teva Pharmaceutical Industries Ltd.
  (Health Care-Drugs-Generic & Other)                                                                                   1,800

ITALY--5.55%
Aeroporti di Roma S.p.A. (Aerospace/Defense)(a)                                                                         5,100
Assicurazioni Generali (Insurance-Multi-Line)                                                        49,100            49,100
Banca Commerciale Italiana (Banks-Major Regional)                                                   109,300           109,300
Banca di Roma (Banks-Major Regional) (a)                                                            972,000           972,000
Uni Credito Italiano S.p.A. (Banks-Major Regional)                                                  333,400           427,074
Edison S.p.A. (Electric Power) (a)                                                                                      7,100
ENI S.p.A - ADR (Oil-International Integrated)                                                                          2,800
Ente Nazionale Idrocarburi S.p.A.
  (Oil & Gas-Refining & Marketing)                                                                  189,000           189,000
Mediolanum (Insurance - Life)                                                                                          56,135
Olivetti S.p.A. (Telecommunications-(Cellular/Wireless)(a)                                          378,000           378,000
San Paolo-IMI S.p.A. (Banks-Major Regional)                                                         122,160           125,895
Telecom Italia Mobile S.p.A. (Telecommunications -
  Cellular/Wireless)                                                                                271,000           351,799
Telecom Italia S.p.A. (Telephone)                                                                                      12,500
Telecom Italia S.p.A. (Telephone)                                                                   217,500           301,041

JAPAN--5.91%
Advantest Corp. (Electronics-Instrumentation) (a)                                                    34,700            34,700
Alps Electric Co., Ltd. (Electronics-Component Distributors) (a)                                     47,000            47,000
Asahi Breweries Ltd. (Beverages-Alcoholic)                                                                              4,000
Bridgestone Corp. (Auto Parts & Equipment)                                                                              1,000
Canon, Inc. (Office Equipment & Supplies)                                                                               3,000
Fast Retailing Co. Ltd. (Retail-Specialty Apparel)                                                                         44

                                    Shares

                                                                                  GT Global Variable   GT Global Variable
                                                                                  Natural Resources     Emerging Markets
                                                                                  ------------------   ------------------
Hoya Corp.(Manufacturing-Specialized)(a)
Mabuchi Motor Co., Ltd. (Electrical Equipment)
Matsushita Communication Industrial Co., Ltd.
     (Telephone)(a)
Matsushita-Kotobuki Electronics Industries Ltd.
     (Electronics-Component Distributors)
Murata Manufacturing Co., Ltd. (Electronics-
     Component Distributors)
Nichiei Co., Ltd. (Banks-Money Center)
Nippon Telegraph & Telephone Corp. (Telephone)
Nippon Television Network Corp. (Broadcasting-Television,
     Radio & Cable)
NTT Data Corp. (Computers-Software & Services)(a)
NTT Mobile Communications Network, Inc. (Telecommunications-
     Cellular/Wireless) (a)
Okuma Corp. (Machine Tools) (a)
Omron Corp. (Electronics- Component Distributors)(a)
SMC Corp. (Machinery-Diversified)
Sony Corp. (Electronics-Component Distributors)
Takeda Chemical Industries (Health Care-Drugs-Generic & Other)
TDK Corp. (Electrical Equipment)
Tokyo Electron Ltd. (Electronics-Semiconductors)(a)

LUXEMBOURG--0.04%
Quilmes Industrial S.A. (Beverages-Alcoholic)

MALAYSIA--0.05%
Berjaya Sports Toto Berhad (Investments) (d)
Malaysia International Shipping Berhad (Shipping) (d)
Telekom Malaysia Berhad (Telephone)
YTL Power International Berhad (Electric Companies) (d)

MEXICO--2.79%
Alpha S.A. de C.V."A" (Manufacturing-Diversified)
Apasco S.A. de C.V. (Construction-Cement & Aggregates)                                                        9,831
ARA, S.A. de C.V. (Homebuilding) (a)                                                                         15,200
Carso Global Telecom (Telephone) (a)
Cemex S.A. de CV (Construction-Cement & Aggregates)                                                          23,247
Cifra S.A. de C.V. (Retail-General Merchandise) (a)                                                          55,795
Cintra S.A. (Airlines) (a)
Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)
Controladora Comercial Mexicana S.A. de C.V. (Retail-Department
     Stores) (a)(e)
Corporacion GEO S.A. de C.V."B" (Construction-Cement
     & Aggregates) (a)                                                                                       14,200
Desc S.A. de C.V.-ADR (Manufacturing-Diversified)
El Puerto de Liverpool S.A. de C.V. (Retail-Department Stores)
Formento Economico Mexicano, S.A. de C.V.-ADR "B"
     (Beverages-Alcoholic)                                                                                    3,567
Grupo Carso S.A. de C.V. (Manufacturing-Diversified) (a)                                                     25,500
Grupo Cementos de Chihuahua S.A. de C.V."B" (Construction-Cement
     & Aggregates)
Grupo Financiero Banamex Accival, S.A. de C.V. "B"
     (Financial-Diversified) (a)                                                                             41,000
Grupo Financiero Banorte S.A. de C.V."B"
     (Financial-Diversified) (a)
Grupo Industrial Maseca S.A. de C.V.-Class B  (Foods)
Grupo Industrial Saltillo, S.A. de C.V."B" (Shipping)
Grupo Mexico S.A. (Metals Mining)
Grupo Modelo S.A. de C.V.-Series C (Beverages-Alcoholic)
Grupo Posadas S.A."L" (Lodging-Hotels) (a)
Grupo Posadas S.A."A" (Lodging-Hotels) (a)
Grupo Televisa S.A.-GDR (Entertainment) (a)
Industrias Penoles S.A. (Metals Mining)
Kimberly-Clark de Mexico, S.A. de C.V.-Class A
     (Paper & Forest Products)
Panamerican Beverages, Inc.-Class A (Beverages-Non-Alcoholic)                                                 3,000
Pepsi-Gemex S.A.-GDR (Beverages-Non-alcoholic)
Sanluis Corporacion S.A. de C.V. (Metal Fabricators) (a)
Telefonos de Mexico S.A.-ADR (Telephone)                                                                      1,818




                                                                                  GT Global Variable    GT Global Variable
                                                                                        Europe           Infrastructure
                                                                                  ------------------   ------------------
Hoya Corp.(Manufacturing-Specialized)(a)
Mabuchi Motor Co., Ltd. (Electrical Equipment)
Matsushita Communication Industrial Co., Ltd.
     (Telephone)(a)
Matsushita-Kotobuki Electronics Industries Ltd.
     (Electronics-Component Distributors)
Murata Manufacturing Co., Ltd. (Electronics-
     Component Distributors)
Nichiei Co., Ltd. (Banks-Money Center)
Nippon Telegraph & Telephone Corp. (Telephone)
Nippon Television Network Corp. (Broadcasting-Television,
     Radio & Cable)
NTT Data Corp. (Computers-Software & Services)(a)
NTT Mobile Communications Network, Inc. (Telecommunications-
     Cellular/Wireless) (a)                                                                                     10
Okuma Corp. (Machine Tools) (a)
Omron Corp. (Electronics- Component Distributors)(a)
SMC Corp. (Machinery-Diversified)
Sony Corp. (Electronics-Component Distributors)
Takeda Chemical Industries (Health Care-Drugs-Generic & Other)
TDK Corp. (Electrical Equipment)
Tokyo Electron Ltd. (Electronics-Semiconductors)(a)

LUXEMBOURG--0.04%
Quilmes Industrial S.A. (Beverages-Alcoholic)

MALAYSIA--0.05%
Berjaya Sports Toto Berhad (Investments) (d)
Malaysia International Shipping Berhad (Shipping) (d)
Telekom Malaysia Berhad (Telephone)
YTL Power International Berhad (Electric Companies) (d)

MEXICO--2.79%
Alpha S.A. de C.V."A" (Manufacturing-Diversified)
Apasco S.A. de C.V. (Construction-Cement & Aggregates)
ARA, S.A. de C.V. (Homebuilding) (a)
Carso Global Telecom (Telephone) (a)
Cemex S.A. de CV (Construction-Cement & Aggregates)
Cifra S.A. de C.V. (Retail-General Merchandise) (a)
Cintra S.A. (Airlines) (a)
Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)
Controladora Comercial Mexicana S.A. de C.V. (Retail-Department
     Stores) (a)(e)
Corporacion GEO S.A. de C.V."B" (Construction-Cement
     & Aggregates) (a)
Desc S.A. de C.V.-ADR (Manufacturing-Diversified)
El Puerto de Liverpool S.A. de C.V. (Retail-Department Stores)
Formento Economico Mexicano, S.A. de C.V.-ADR "B"
     (Beverages-Alcoholic)
Grupo Carso S.A. de C.V. (Manufacturing-Diversified) (a)
Grupo Cementos de Chihuahua S.A. de C.V."B" (Construction-Cement
     & Aggregates)
Grupo Financiero Banamex Accival, S.A. de C.V. "B"
     (Financial-Diversified) (a)
Grupo Financiero Banorte S.A. de C.V."B"
     (Financial-Diversified) (a)
Grupo Industrial Maseca S.A. de C.V.-Class B  (Foods)
Grupo Industrial Saltillo, S.A. de C.V."B" (Shipping)
Grupo Mexico S.A. (Metals Mining)
Grupo Modelo S.A. de C.V.-Series C (Beverages-Alcoholic)
Grupo Posadas S.A."L" (Lodging-Hotels) (a)
Grupo Posadas S.A."A" (Lodging-Hotels) (a)
Grupo Televisa S.A.-GDR (Entertainment) (a)
Industrias Penoles S.A. (Metals Mining)
Kimberly-Clark de Mexico, S.A. de C.V.-Class A
     (Paper & Forest Products)
Panamerican Beverages, Inc.-Class A (Beverages-Non-Alcoholic)
Pepsi-Gemex S.A.-GDR (Beverages-Non-alcoholic)
Sanluis Corporacion S.A. de C.V. (Metal Fabricators) (a)
Telefonos de Mexico S.A.-ADR (Telephone)





                                                                                  GT Global Variable    GT Global Variable
                                                                                    International          Latin America
                                                                                  ------------------    ------------------
Hoya Corp.(Manufacturing-Specialized)(a)
Mabuchi Motor Co., Ltd. (Electrical Equipment)                                           900
Matsushita Communication Industrial Co., Ltd.
     (Telephone)(a)
Matsushita-Kotobuki Electronics Industries Ltd.
     (Electronics-Component Distributors)                                              2,000
Murata Manufacturing Co., Ltd. (Electronics-
     Component Distributors)
Nichiei Co., Ltd. (Banks-Money Center)                                                   600
Nippon Telegraph & Telephone Corp. (Telephone)
Nippon Television Network Corp. (Broadcasting-Television,
     Radio & Cable)
NTT Data Corp. (Computers-Software & Services)(a)
NTT Mobile Communications Network, Inc. (Telecommunications-
     Cellular/Wireless) (a)
Okuma Corp. (Machine Tools) (a)
Omron Corp. (Electronics- Component Distributors)(a)
SMC Corp. (Machinery-Diversified)
Sony Corp. (Electronics-Component Distributors)
Takeda Chemical Industries (Health Care-Drugs-Generic & Other)                         2,000
TDK Corp. (Electrical Equipment)
Tokyo Electron Ltd. (Electronics-Semiconductors)(a)

LUXEMBOURG--0.04%
Quilmes Industrial S.A. (Beverages-Alcoholic)                                                               13,300

MALAYSIA--0.05%
Berjaya Sports Toto Berhad (Investments) (d)
Malaysia International Shipping Berhad (Shipping) (d)
Telekom Malaysia Berhad (Telephone)
YTL Power International Berhad (Electric Companies) (d)

MEXICO--2.79%
Alpha S.A. de C.V."A" (Manufacturing-Diversified)                                                           42,200
Apasco S.A. de C.V. (Construction-Cement & Aggregates)                                                      54,100
ARA, S.A. de C.V. (Homebuilding) (a)
Carso Global Telecom (Telephone) (a)                                                                        96,300
Cemex S.A. de CV (Construction-Cement & Aggregates)
Cifra S.A. de C.V. (Retail-General Merchandise) (a)
Cintra S.A. (Airlines) (a)                                                                                  35,600
Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)
Controladora Comercial Mexicana S.A. de C.V. (Retail-Department
     Stores) (a)(e)                                                                                        176,500
Corporacion GEO S.A. de C.V."B" (Construction-Cement
     & Aggregates) (a)                                                                                      26,000
Desc S.A. de C.V.-ADR (Manufacturing-Diversified)                                                            8,070
El Puerto de Liverpool S.A. de C.V. (Retail-Department Stores)                                               4,661
Formento Economico Mexicano, S.A. de C.V.-ADR "B"
     (Beverages-Alcoholic)                                                                                  18,100
Grupo Carso S.A. de C.V. (Manufacturing-Diversified) (a)                                                    83,800
Grupo Cementos de Chihuahua S.A. de C.V."B" (Construction-Cement
     & Aggregates)                                                                                         128,500
Grupo Financiero Banamex Accival, S.A. de C.V. "B"
     (Financial-Diversified) (a)                                                                            83,980
Grupo Financiero Banorte S.A. de C.V."B"
     (Financial-Diversified) (a)                                                                           132,000
Grupo Industrial Maseca S.A. de C.V.-Class B  (Foods)                                                      128,600
Grupo Industrial Saltillo, S.A. de C.V."B" (Shipping)                                                       34,200
Grupo Mexico S.A. (Metals Mining)                                                                           23,100
Grupo Modelo S.A. de C.V.-Series C (Beverages-Alcoholic)
Grupo Posadas S.A."L" (Lodging-Hotels) (a)                                                                  68,100
Grupo Posadas S.A."A" (Lodging-Hotels) (a)                                                                  48,400
Grupo Televisa S.A.-GDR (Entertainment) (a)                                                                 11,400
Industrias Penoles S.A. (Metals Mining)                                                                     58,600
Kimberly-Clark de Mexico, S.A. de C.V.-Class A
     (Paper & Forest Products)                                                                              64,700
Panamerican Beverages, Inc.-Class A (Beverages-Non-Alcoholic)
Pepsi-Gemex S.A.-GDR (Beverages-Non-alcoholic)                                                              11,200
Sanluis Corporacion S.A. de C.V. (Metal Fabricators) (a)                                                    39,700
Telefonos de Mexico S.A.-ADR (Telephone)








                                                                          GT Global Variable    GT Global Variable
                                                                              New Pacific            Equity
                                                                          ------------------    ------------------
Hoya Corp.(Manufacturing-Specialized)(a)                                                                 17,000
Mabuchi Motor Co., Ltd. (Electrical Equipment)
Matsushita Communication Industrial Co., Ltd.
     (Telephone)(a)                                                                                      16,000
Matsushita-Kotobuki Electronics Industries Ltd.
     (Electronics-Component Distributors)
Murata Manufacturing Co., Ltd. (Electronics-
     Component Distributors)                                                                             20,000
Nichiei Co., Ltd. (Banks-Money Center)
Nippon Telegraph & Telephone Corp. (Telephone)                                                            1,500
Nippon Television Network Corp. (Broadcasting-Television,
     Radio & Cable)                                                                                       2,690
NTT Data Corp. (Computers-Software & Services)(a)                                                           365
NTT Mobile Communications Network, Inc. (Telecommunications-
     Cellular/Wireless) (a)
Okuma Corp. (Machine Tools) (a)                                                                         205,000
Omron Corp. (Electronics- Component Distributors)(a)                                                     57,000
SMC Corp. (Machinery-Diversified)                                                                         5,900
Sony Corp. (Electronics-Component Distributors)                                                          16,800
Takeda Chemical Industries (Health Care-Drugs-Generic & Other)                                           53,000
TDK Corp. (Electrical Equipment)                                                                         17,000
Tokyo Electron Ltd. (Electronics-Semiconductors)(a)                                                      55,000

LUXEMBOURG--0.04%
Quilmes Industrial S.A. (Beverages-Alcoholic)

MALAYSIA--0.05%
Berjaya Sports Toto Berhad (Investments) (d)                                        23,000
Malaysia International Shipping Berhad (Shipping) (d)                               37,000
Telekom Malaysia Berhad (Telephone)                                                 17,750
YTL Power International Berhad (Electric Companies) (d)                             72,000

MEXICO--2.79%
Alpha S.A. de C.V."A" (Manufacturing-Diversified)
Apasco S.A. de C.V. (Construction-Cement & Aggregates)
ARA, S.A. de C.V. (Homebuilding) (a)
Carso Global Telecom (Telephone) (a)
Cemex S.A. de CV (Construction-Cement & Aggregates)
Cifra S.A. de C.V. (Retail-General Merchandise) (a)
Cintra S.A. (Airlines) (a)
Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)                                                       39,800
Controladora Comercial Mexicana S.A. de C.V. (Retail-Department
     Stores) (a)(e)
Corporacion GEO S.A. de C.V."B" (Construction-Cement
     & Aggregates) (a)
Desc S.A. de C.V.-ADR (Manufacturing-Diversified)
El Puerto de Liverpool S.A. de C.V. (Retail-Department Stores)
Formento Economico Mexicano, S.A. de C.V.-ADR "B"
     (Beverages-Alcoholic)                                                                               70,720
Grupo Carso S.A. de C.V. (Manufacturing-Diversified) (a)
Grupo Cementos de Chihuahua S.A. de C.V."B" (Construction-Cement
     & Aggregates)
Grupo Financiero Banamex Accival, S.A. de C.V. "B"
     (Financial-Diversified) (a)                                                                        767,000
Grupo Financiero Banorte S.A. de C.V."B"
     (Financial-Diversified) (a)
Grupo Industrial Maseca S.A. de C.V.-Class B  (Foods)
Grupo Industrial Saltillo, S.A. de C.V."B" (Shipping)
Grupo Mexico S.A. (Metals Mining)
Grupo Modelo S.A. de C.V.-Series C (Beverages-Alcoholic)                                                387,000
Grupo Posadas S.A."L" (Lodging-Hotels) (a)
Grupo Posadas S.A."A" (Lodging-Hotels) (a)
Grupo Televisa S.A.-GDR (Entertainment) (a)                                                              33,700
Industrias Penoles S.A. (Metals Mining)
Kimberly-Clark de Mexico, S.A. de C.V.-Class A
     (Paper & Forest Products)
Panamerican Beverages, Inc.-Class A (Beverages-Non-Alcoholic)
Pepsi-Gemex S.A.-GDR (Beverages-Non-alcoholic)
Sanluis Corporacion S.A. de C.V. (Metal Fabricators) (a)
Telefonos de Mexico S.A.-ADR (Telephone)



                                                                                     Pro Forma
                                                                                     Combining
                                                                                    ------------
Hoya Corp.(Manufacturing-Specialized)(a)                                                17,000
Mabuchi Motor Co., Ltd. (Electrical Equipment)                                             900
Matsushita Communication Industrial Co., Ltd.
     (Telephone)(a)                                                                     16,000
Matsushita-Kotobuki Electronics Industries Ltd.
     (Electronics-Component Distributors)                                                2,000
Murata Manufacturing Co., Ltd. (Electronics-
     Component Distributors)                                                            20,000
Nichiei Co., Ltd. (Banks-Money Center)                                                     600
Nippon Telegraph & Telephone Corp. (Telephone)                                           1,500
Nippon Television Network Corp. (Broadcasting-Television,
     Radio & Cable)                                                                      2,690
NTT Data Corp. (Computers-Software & Services)(a)                                          365
NTT Mobile Communications Network, Inc. (Telecommunications-
     Cellular/Wireless) (a)                                                                 10
Okuma Corp. (Machine Tools) (a)                                                        205,000
Omron Corp. (Electronics- Component Distributors)(a)                                    57,000
SMC Corp. (Machinery-Diversified)                                                        5,900
Sony Corp. (Electronics-Component Distributors)                                         16,800
Takeda Chemical Industries (Health Care-Drugs-Generic & Other)                          55,000
TDK Corp. (Electrical Equipment)                                                        17,000
Tokyo Electron Ltd. (Electronics-Semiconductors)(a)                                     55,000

LUXEMBOURG--0.04%
Quilmes Industrial S.A. (Beverages-Alcoholic)                                           13,300

MALAYSIA--0.05%
Berjaya Sports Toto Berhad (Investments) (d)                                            23,000
Malaysia International Shipping Berhad (Shipping) (d)                                   37,000
Telekom Malaysia Berhad (Telephone)                                                     17,750
YTL Power International Berhad (Electric Companies) (d)                                 72,000

MEXICO--2.79%
Alpha S.A. de C.V."A" (Manufacturing-Diversified)                                       42,200
Apasco S.A. de C.V. (Construction-Cement & Aggregates)                                  63,931
ARA, S.A. de C.V. (Homebuilding) (a)                                                    15,200
Carso Global Telecom (Telephone) (a)                                                    96,300
Cemex S.A. de CV (Construction-Cement & Aggregates)                                     23,247
Cifra S.A. de C.V. (Retail-General Merchandise) (a)                                     55,795
Cintra S.A. (Airlines) (a)                                                              35,600
Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)                                      39,800
Controladora Comercial Mexicana S.A. de C.V. (Retail-Department
     Stores) (a)(e)                                                                    176,500
Corporacion GEO S.A. de C.V."B" (Construction-Cement
     & Aggregates) (a)                                                                  40,200
Desc S.A. de C.V.-ADR (Manufacturing-Diversified)                                        8,070
El Puerto de Liverpool S.A. de C.V. (Retail-Department Stores)                           4,661
Formento Economico Mexicano, S.A. de C.V.-ADR "B"
     (Beverages-Alcoholic)                                                              92,387
Grupo Carso S.A. de C.V. (Manufacturing-Diversified) (a)                               109,300
Grupo Cementos de Chihuahua S.A. de C.V."B" (Construction-Cement
     & Aggregates)                                                                     128,500
Grupo Financiero Banamex Accival, S.A. de C.V. "B"
     (Financial-Diversified) (a)                                                       891,980
Grupo Financiero Banorte S.A. de C.V."B"
     (Financial-Diversified) (a)                                                       132,000
Grupo Industrial Maseca S.A. de C.V.-Class B  (Foods)                                  128,600
Grupo Industrial Saltillo, S.A. de C.V."B" (Shipping)                                   34,200
Grupo Mexico S.A. (Metals Mining)                                                       23,100
Grupo Modelo S.A. de C.V.-Series C (Beverages-Alcoholic)                               387,000
Grupo Posadas S.A."L" (Lodging-Hotels) (a)                                              68,100
Grupo Posadas S.A."A" (Lodging-Hotels) (a)                                              48,400
Grupo Televisa S.A.-GDR (Entertainment) (a)                                             45,100
Industrias Penoles S.A. (Metals Mining)                                                 58,600
Kimberly-Clark de Mexico, S.A. de C.V.-Class A
     (Paper & Forest Products)                                                          64,700
Panamerican Beverages, Inc.-Class A (Beverages-Non-Alcoholic)                            3,000
Pepsi-Gemex S.A.-GDR (Beverages-Non-alcoholic)                                          11,200
Sanluis Corporacion S.A. de C.V. (Metal Fabricators) (a)                                39,700
Telefonos de Mexico S.A.-ADR (Telephone)                                                 1,818

                                                               SHARES

                                                                         GT Global Variable    GT Global Variable GT Global Variable
                                                                          Natural Resources     Emerging Markets        Europe
                                                                         ------------------    ------------------ ------------------
Tubos de Acero de Mexico S.A.-ADR (Oil & Gas-Drilling & Equipment) (a)                                     10,000


NETHERLANDS--5.87%
Benckiser N.V. (Household Products/Non-durables)
Core Laboratories N.V. (Oil & Gas-Drilling & Equipment) (a)                           2,600
Equant N.V. (Computers-Networking) (a)
Getronics N.V. (Computers-Software & Services)
Heineken N.V. (Beverages-Alcoholic)
IHC Caland N.V. (Manufacturing-Specialized)
ING Groep N.V. (Insurance Brokers)                                                                                             8,714
Koninklijke Ahold N.V. (Retail-Food Chains)
Koninklijke KPN N.V. (Telecommunications-Long Distance)
Koninklijke Numico N.V. (Foods)
Laurus N.V. (Retail-General Merchandise)
Randstad Holdings N.V. (Services-Commercial & Consumer)
TNT Post Group N.V. (Air Freight)                                                                                             27,330
Vendex N.V. (Retail-General Merchandise)
Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit (Publishing)
Wolters Kluwer N.V. (Specialty Printing) (a)

NEW ZEALAND--0.05%
Telecom Corp. of New Zealand Ltd. (Telephone)
Telecom Corporation of New Zealand Ltd. (Telephone)

NORWAY--0.23%
Merkantildata A.S.A (Services-Commercial & Consumer)
Petroleum Geo-Services ASA (Energy Equipment & Services) (a)                                                                  24,585

PAKISTAN--0.00%
Engro Chemicals Pakistan Ltd. (Chemicals)                                                                   1,470
Pakistan State Oil Co. Ltd. (Oil-International Integrated)                                                    880

PERU--0.07%
Credicorp Limited-ADR (Financial-Diversified) (a)
Credicorp Ltd.-ADR (Financial-Diversified)                                                                  6,180
Telefonica del Peru S.A.-ADR (Telecommunications-Long Distance)                                             5,200
Cerveceria Backus & Johnston S.A. (Beverages-Alcoholic)

PHILIPPINES--0.39%
Manila Electric Co."B" (Electric Power)
Philippine Long Distance Telephone Co. (Telephone)
Philippine Long Distance Telephone Co.-ADR (Telephone)

POLAND--0.04%
BIG Bank Gdanski S.A. - Reg S GDR (Banks - Regional) (c)                                                    3,000
Kredyt Bank PBI S.A.-GDR (Banks-Regional) (a)(c)                                                            1,634
Telekomunikacja Polsha S.A.-GDR (Telephone)                                                                11,540
Zaklady Piwowarskie w Zywcu S.A.(Beverages-Alcoholic)                                                         103

PORTUGAL--2.20%
Banco Comercial Portugues, S.A. (Banks-Major Regional)
BPI-SGPS S.A. (Banks-Regional)                                                                                                 7,742
Brisa Auto-Estradas de Portugal, S.A. (Engineering & Construction)
Electricidade de Portugal, S.A.-ADR (Electric Companies)
Electricidade de Portugal, S.A. (Water Utilities)
Portugal Telecom S.A. (Telephone)
Telecel-Comunicacaoes Pessoais, S.A. (Telecommunications-Cellular/Wireless)                                                    2,871




                                                                         GT Global Variable    GT Global Variable GT Global Variable
                                                                           Infrastructure        International      Latin America
                                                                         ------------------    ------------------ ------------------
Tubos de Acero de Mexico S.A.-ADR (Oil & Gas-Drilling & Equipment) (a)


NETHERLANDS--5.87%
Benckiser N.V. (Household Products/Non-durables)                                                            1,261
Core Laboratories N.V. (Oil & Gas-Drilling & Equipment) (a)
Equant N.V. (Computers-Networking) (a)                                                1,880
Getronics N.V. (Computers-Software & Services)
Heineken N.V. (Beverages-Alcoholic)
IHC Caland N.V. (Manufacturing-Specialized)
ING Groep N.V. (Insurance Brokers)                                                                          1,499
Koninklijke Ahold N.V. (Retail-Food Chains)                                                                 2,123
Koninklijke KPN N.V. (Telecommunications-Long Distance)                                                     1,290
Koninklijke Numico N.V. (Foods)
Laurus N.V. (Retail-General Merchandise)
Randstad Holdings N.V. (Services-Commercial & Consumer)
TNT Post Group N.V. (Air Freight)                                                                           2,708
Vendex N.V. (Retail-General Merchandise)
Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit (Publishing)
Wolters Kluwer N.V. (Specialty Printing) (a)                                                                  450

NEW ZEALAND--0.05%
Telecom Corp. of New Zealand Ltd. (Telephone)                                                              16,100
Telecom Corporation of New Zealand Ltd. (Telephone)                                                         2,280

NORWAY--0.23%
Merkantildata A.S.A (Services-Commercial & Consumer)
Petroleum Geo-Services ASA (Energy Equipment & Services) (a)

PAKISTAN--0.00%
Engro Chemicals Pakistan Ltd. (Chemicals)
Pakistan State Oil Co. Ltd. (Oil-International Integrated)

PERU--0.07%
Credicorp Limited-ADR (Financial-Diversified) (a)                                                                              9,640
Credicorp Ltd.-ADR (Financial-Diversified)
Telefonica del Peru S.A.-ADR (Telecommunications-Long Distance)
Cerveceria Backus & Johnston S.A. (Beverages-Alcoholic)                                                                        6,244

PHILIPPINES--0.39%
Manila Electric Co."B" (Electric Power)
Philippine Long Distance Telephone Co. (Telephone)
Philippine Long Distance Telephone Co.-ADR (Telephone)

POLAND--0.04%
BIG Bank Gdanski S.A. - Reg S GDR (Banks - Regional) (c)
Kredyt Bank PBI S.A.-GDR (Banks-Regional) (a)(c)
Telekomunikacja Polsha S.A.-GDR (Telephone)
Zaklady Piwowarskie w Zywcu S.A.(Beverages-Alcoholic)

PORTUGAL--2.20%
Banco Comercial Portugues, S.A. (Banks-Major Regional)
BPI-SGPS S.A. (Banks-Regional)                                                                              2,040
Brisa Auto-Estradas de Portugal, S.A. (Engineering & Construction)                    1,600
Electricidade de Portugal, S.A.-ADR (Electric Companies)
Electricidade de Portugal, S.A. (Water Utilities)                                     2,300
Portugal Telecom S.A. (Telephone)
Telecel-Comunicacaoes Pessoais, S.A. (Telecommunications-Cellular/Wireless)                                   482


                                                                       GT Global Variable  AIM V.I. International          Pro Forma
                                                                           New Pacific             Equity                  Combining
                                                                       ------------------ -----------------------          --------
Tubos de Acero de Mexico S.A.-ADR (Oil & Gas-Drilling & Equipment) (a)                                                        10,000


NETHERLANDS--5.87%
Benckiser N.V. (Household Products/Non-durables)                                                                               1,261
Core Laboratories N.V. (Oil & Gas-Drilling & Equipment) (a)                                                                    2,600
Equant N.V. (Computers-Networking) (a)                                                                                         1,880
Getronics N.V. (Computers-Software & Services)                                                             42,500             42,500
Heineken N.V. (Beverages-Alcoholic)                                                                        46,800             46,800
IHC Caland N.V. (Manufacturing-Specialized)                                                                11,100             11,100
ING Groep N.V. (Insurance Brokers)                                                                                            10,213
Koninklijke Ahold N.V. (Retail-Food Chains)                                                                51,800             53,923
Koninklijke KPN N.V. (Telecommunications-Long Distance)                                                                        1,290
Koninklijke Numico N.V. (Foods)                                                                            26,000             26,000
Laurus N.V. (Retail-General Merchandise)                                                                   23,380             23,380
Randstad Holdings N.V. (Services-Commercial & Consumer)                                                    13,000             13,000
TNT Post Group N.V. (Air Freight)                                                                                             30,038
Vendex N.V. (Retail-General Merchandise)                                                                   33,400             33,400
Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit (Publishing)                                       90,100             90,100
Wolters Kluwer N.V. (Specialty Printing) (a)                                                               12,350             12,800

NEW ZEALAND--0.05%
Telecom Corp. of New Zealand Ltd. (Telephone)                                                                                 16,100
Telecom Corporation of New Zealand Ltd. (Telephone)                                  32,400                                   34,680

NORWAY--0.23%
Merkantildata A.S.A (Services-Commercial & Consumer)                                                       44,000             44,000
Petroleum Geo-Services ASA (Energy Equipment & Services) (a)                                                                  24,585

PAKISTAN--0.00%
Engro Chemicals Pakistan Ltd. (Chemicals)                                                                                      1,470
Pakistan State Oil Co. Ltd. (Oil-International Integrated)                                                                       880

PERU--0.07%
Credicorp Limited-ADR (Financial-Diversified) (a)                                                                              9,640
Credicorp Ltd.-ADR (Financial-Diversified)                                                                                     6,180
Telefonica del Peru S.A.-ADR (Telecommunications-Long Distance)                                                                5,200
Cerveceria Backus & Johnston S.A. (Beverages-Alcoholic)                                                                        6,244

PHILIPPINES--0.39%
Manila Electric Co."B" (Electric Power)                                              78,670                                   78,670
Philippine Long Distance Telephone Co. (Telephone)                                   10,590                16,660             27,250
Philippine Long Distance Telephone Co.-ADR (Telephone)                                                     11,600             11,600

POLAND--0.04%
BIG Bank Gdanski S.A. - Reg S GDR (Banks - Regional) (c)                                                                       3,000
Kredyt Bank PBI S.A.-GDR (Banks-Regional) (a)(c)                                                                               1,634
Telekomunikacja Polsha S.A.-GDR (Telephone)                                                                                   11,540
Zaklady Piwowarskie w Zywcu S.A.(Beverages-Alcoholic)                                                                            103

PORTUGAL--2.20%
Banco Comercial Portugues, S.A. (Banks-Major Regional)                                                     66,200             66,200
BPI-SGPS S.A. (Banks-Regional)                                                                                                 9,782
Brisa Auto-Estradas de Portugal, S.A. (Engineering & Construction)                                                             1,600
Electricidade de Portugal, S.A.-ADR (Electric Companies)                                                   13,800             13,800
Electricidade de Portugal, S.A. (Water Utilities)                                                          25,000             27,300
Portugal Telecom S.A. (Telephone)                                                                          35,900             35,900
Telecel-Comunicacaoes Pessoais, S.A. (Telecommunications-Cellular/Wireless)                                 5,000              8,353


                                                                         GT Global Variable    GT Global Variable GT Global Variable
                                                                          Natural Resources     Emerging Markets        Europe
                                                                         ------------------    ------------------ ------------------

RUSSIA--0.01%
Surgutneftegaz ADR (Oil-International Integrated)                                                          13,910

SINGAPORE--0.57%
DBS Land Ltd. (Land Development)
Development Bank of Singapore Ltd. (Banks-Major Regional)
Keppel Corp. Ltd. (Engineering & Construction) (a)
Oversea-Chinese Banking Corp. Ltd.(Banks - Major Regional)
Singapore Press Holdings Ltd. (Publishing-Newspapers)
Singapore Technologies Engineering Ltd. (Engineering & Construction)
United Overseas Bank Ltd. (Banks-Major Regional)

SOUTH AFRICA--0.12%
Anglo American Platinum Corp. Ltd. (Metals Mining)                                                          4,500
Liberty Life Association of Africa Ltd. (Insurance Brokers)                                                 5,960
Rembrandt Group Ltd. (Investment Management)                                                               10,917
Sanlam Ltd. (Insurance-Life/Health)                                                                        62,420
South African Breweries Ltd. (Beverages - Alcoholic)                                                        6,111
Truworths International Ltd. (Textiles-Apparel)                                                             3,872

SOUTH KOREA--0.57%
Korea Electric Power Corp. (Electric Companies)
Korea Electric Power Corp.-ADR (Electric Companies)
LG Information & Communication (Communications Equipment)
   ML-Kospi300 Call Warrant
Pohang Iron & Steel Co. Ltd. ADR (Iron & Steel)                                       7,800                 4,178
Samsung Display Devices Co. (Electronics-Component Distributors)
Samsung Electronics (Electronics-Component Distributors)
Samsung Fire & Marine Insurance (Insurance-Multi-line Property)
Samsung Fire & Marine Insurance (Electronics Component Distributors)
   Rights, expire 01/13/99 (cost $0)

SPAIN--2.51%
Corp. Financiera Reunida, S.A. (Investment Management) (a)
Endesa S.A. (Electric Companies)
Endesa S.A.-ADR (Electric Companies)
Iberdrola S.A. (Electric Companies)
Repsol S.A. (Oil & Gas-Refining & Marketing)                                          1,500
Tabacalera S.A. (Tobacco) (a)                                                                                                 16,900
Telefonica de Espana (Telephone)
Telefonica de Espana Rights, expiring 01/30/99 (Telephone)
Union Electrica Fenosa, S.A. (Electric Companies)

SWEDEN--1.54%
Assa Abloy A.B.-Class B (Metal Fabricators)                                                                                    6,920
ForeningsSparbanken A.B.-Class A (Banks-Major Regional)                                                                       15,124
Hennes & Mauritz A.B.-Class B (Retail-Specialty-Apparel)
Nordbanken Holding A.B. (Banks - Major Regional)                                                                              60,841
Skandia Forsakrings A.B. (Insurance Brokers) (a)                                                                              24,719
Telefonaktiebolaget LM Ericsson - Class B (Communications Equipment)                                                          31,060
WM-Data A.B. (Computers-Software & Services)

SWITZERLAND--4.70%
Adecco S.A. (Services-Commercial & Consumer) (a)
Julius Baer Holding A.G. (Banks-Major Regional) (a)
Nestle S.A.Registered (Foods)                                                                                                    259
Novartis A.G. (Health Care-Diversified)                                                                                          434





                                                                         GT Global Variable    GT Global Variable GT Global Variable
                                                                           Infrastructure        International      Latin America
                                                                         ------------------    ------------------ ------------------


RUSSIA--0.01%
Surgutneftegaz ADR (Oil-International Integrated)

SINGAPORE--0.57%
DBS Land Ltd. (Land Development)
Development Bank of Singapore Ltd. (Banks-Major Regional)
Keppel Corp. Ltd. (Engineering & Construction) (a)
Oversea-Chinese Banking Corp. Ltd.(Banks - Major Regional)
Singapore Press Holdings Ltd. (Publishing-Newspapers)
Singapore Technologies Engineering Ltd. (Engineering & Construction)                                        5,100
United Overseas Bank Ltd. (Banks-Major Regional)

SOUTH AFRICA--0.12%
Anglo American Platinum Corp. Ltd. (Metals Mining)
Liberty Life Association of Africa Ltd. (Insurance Brokers)
Rembrandt Group Ltd. (Investment Management)
Sanlam Ltd. (Insurance-Life/Health)
South African Breweries Ltd. (Beverages - Alcoholic)
Truworths International Ltd. (Textiles-Apparel)

SOUTH KOREA--0.57%
Korea Electric Power Corp. (Electric Companies)                                       2,000
Korea Electric Power Corp.-ADR (Electric Companies)
LG Information & Communication (Communications Equipment)
   ML-Kospi300 Call Warrant                                                           3,000
Pohang Iron & Steel Co. Ltd. ADR (Iron & Steel)
Samsung Display Devices Co. (Electronics-Component Distributors)
Samsung Electronics (Electronics-Component Distributors)
Samsung Fire & Marine Insurance (Insurance-Multi-line Property)
Samsung Fire & Marine Insurance (Electronics Component Distributors)
   Rights, expire 01/13/99 (cost $0)

SPAIN--2.51%
Corp. Financiera Reunida, S.A. (Investment Management) (a)
Endesa S.A. (Electric Companies)                                                      6,700
Endesa S.A.-ADR (Electric Companies)                                                  4,000
Iberdrola S.A. (Electric Companies)
Repsol S.A. (Oil & Gas-Refining & Marketing)                                                                2,071
Tabacalera S.A. (Tobacco) (a)                                                                               1,144
Telefonica de Espana (Telephone)                                                                            1,144
Telefonica de Espana Rights, expiring 01/30/99 (Telephone)                            3,000
Union Electrica Fenosa, S.A. (Electric Companies)

SWEDEN--1.54%
Assa Abloy A.B.-Class B (Metal Fabricators)
ForeningsSparbanken A.B.-Class A (Banks-Major Regional)
Hennes & Mauritz A.B.-Class B (Retail-Specialty-Apparel)                                                   10,840
Nordbanken Holding A.B. (Banks - Major Regional)                                                            3,679
Skandia Forsakrings A.B. (Insurance Brokers) (a)
Telefonaktiebolaget LM Ericsson - Class B (Communications Equipment)
WM-Data A.B. (Computers-Software & Services)

SWITZERLAND--4.70%                                                                                            180
Adecco S.A. (Services-Commercial & Consumer) (a)
Julius Baer Holding A.G. (Banks-Major Regional) (a)                                                            48
Nestle S.A.Registered (Foods)                                                                                  46
Novartis A.G. (Health Care-Diversified)




                                                                         GT Global Variable    AIM V.I. International     Pro Forma
                                                                             New Pacific               Equity             Combining
                                                                         ------------------    ----------------------     ---------

RUSSIA--0.01%
Surgutneftegaz ADR (Oil-International Integrated)                                                                             13,910

SINGAPORE--0.57%
DBS Land Ltd. (Land Development)                                                    200,000                                  200,000
Development Bank of Singapore Ltd. (Banks-Major Regional)                            29,800                                   29,800
Keppel Corp. Ltd. (Engineering & Construction) (a)                                                        217,000            217,000
Oversea-Chinese Banking Corp. Ltd.(Banks - Major Regional)                           40,000                                   40,000
Singapore Press Holdings Ltd. (Publishing-Newspapers)                                20,562                                   20,562
Singapore Technologies Engineering Ltd. (Engineering & Construction                 230,000                                  230,000
United Overseas Bank Ltd. (Banks-Major Regional)                                                                               5,100

SOUTH AFRICA--0.12%
Anglo American Platinum Corp. Ltd. (Metals Mining)                                                                             4,500
Liberty Life Association of Africa Ltd. (Insurance Brokers)                                                                    5,960
Rembrandt Group Ltd. (Investment Management)                                                                                  10,917
Sanlam Ltd. (Insurance-Life/Health)                                                                                           62,420
South African Breweries Ltd. (Beverages - Alcoholic)                                                                           6,111
Truworths International Ltd. (Textiles-Apparel)                                                                                3,872

SOUTH KOREA--0.57%
Korea Electric Power Corp. (Electric Companies)                                       5,000                                    5,000
Korea Electric Power Corp.-ADR (Electric Companies)                                                                            2,000
LG Information & Communication (Communications Equipment)                             7,130                                    7,130
   ML-Kospi300 Call Warrant                                                          39,153                                   39,153
Pohang Iron & Steel Co. Ltd. ADR (Iron & Steel)                                                                               14,978
Samsung Display Devices Co. (Electronics-Component Distributors)                      5,000                                    5,000
Samsung Electronics (Electronics-Component Distributors)                              4,000                                    4,000
Samsung Fire & Marine Insurance (Insurance-Multi-line Property)                       1,332                                    1,332
Samsung Fire & Marine Insurance (Electronics Component Distributor
   Rights, expire 01/13/99 (cost $0)                                                    305                                      305

SPAIN--2.51%
Corp. Financiera Reunida, S.A. (Investment Management) (a)                                                 49,400             49,400
Endesa S.A. (Electric Companies)                                                                           49,200             49,200
Endesa S.A.-ADR (Electric Companies)                                                                                           6,700
Iberdrola S.A. (Electric Companies)                                                                       148,000            152,000
Repsol S.A. (Oil & Gas-Refining & Marketing)                                                                                   1,500
Tabacalera S.A. (Tobacco) (a)                                                                                                 18,971
Telefonica de Espana (Telephone)                                                                           50,900             52,044
Telefonica de Espana Rights, expiring 01/30/99 (Telephone)                                                 50,900             52,044
Union Electrica Fenosa, S.A. (Electric Companies)                                                                              3,000

SWEDEN--1.54%
Assa Abloy A.B.-Class B (Metal Fabricators)                                                                                    6,920
ForeningsSparbanken A.B.-Class A (Banks-Major Regional)                                                                       15,124
Hennes & Mauritz A.B.-Class B (Retail-Specialty-Apparel)                                                   21,494             21,494
Nordbanken Holding A.B. (Banks - Major Regional)                                                                              71,681
Skandia Forsakrings A.B. (Insurance Brokers) (a)                                                                              28,398
Telefonaktiebolaget LM Ericsson - Class B (Communications Equipmen                                                            31,060
WM-Data A.B. (Computers-Software & Services)                                                               20,500             20,500

SWITZERLAND--4.70%
Adecco S.A. (Services-Commercial & Consumer) (a)                                                            2,600              2,780
Julius Baer Holding A.G. (Banks-Major Regional) (a)                                                           230                230
Nestle S.A.Registered (Foods)                                                                                 800              1,107
Novartis A.G. (Health Care-Diversified)                                                                     1,380              1,860

                                                                         GT Global Variable    GT Global Variable GT Global Variable
                                                                          Natural Resources     Emerging Markets        Europe
                                                                         ------------------    ------------------ ------------------

Roche Holding A.G. (Conglomerates)                                                                                                50
Swisscom A. G. (Telephone) (a)                                                                                                 1,416
UBS A.G. Registered (Banks-Major Regional)                                                                                     1,803
Zurich Allied A.G. (Insurance-Multi-Line) (a)                                                                                    806

THAILAND--0.07%
Electricity Generating Public Co. Ltd. (Electric Companies) (a)
PTT Exploration and Production Public Co. Ltd. (Oil & Gas-Exploration
   & Production) (a)

TAIWAN--0.09%
GT Taiwan Fund (Country Funds) (a)(g)                                                                      27,191

TURKEY--0.05%
Haci Omer Sabanci Holding A.S. (Investment Management)                                                  2,713,497
Turkiye Is Bankasi (Isbank) (Banks-Money Center)                                                        2,109,100
Yapi ve Kredi Bankasi A.S. (Banks-Money Center)|                                                        4,113,906

U.S.A.--2.32%
AES Corp. (Power Producers-Independent) (a)
AirTouch Communications, Inc. (Telecommunications-Cellualar & Wireless) (a)
Aluminum Company of America (Aluminum)                                                1,100
Amoco Corp. (Oil-International Integrated)                                            2,600
AMR Corp. (Airlines) (a)
Banco Latinoamericano de Exportaciones, S.A."E" (Banking)
Bell Atlantic Corp. (Telephone)
Centex Construction Products, Inc. (Construction-Cement & Aggregates)                 3,100
Centex Corp. (Homebuilding)                                                           2,800
Chevron Corp. (Oil-International Integrated)                                          1,400
Chiquita Brands International (Foods)                                                 1,600
Cisco Systems, Inc. (Computers-Networking) (a)
CMS Energy Corp. (Electric Companies)
Coastal Corp. (The) (Natural Gas)                                                     5,400
COMAIR Holdings Inc. (Airlines)
Crompton & Knowles Corp. (Chemicals-Specialty)                                        6,200
Dole Food Co., Inc. (Foods)                                                           1,200
Dominion Resources, Inc. (Electric Companies)
Du Pont (E.I.) de Nemours & Co. (Chemicals)                                           1,200
El Paso Energy Corp. (Natural Gas)                                                    3,700
Enron Corp. (Natural Gas)                                                             2,300
FPL Group, Inc. (Electric Companies)
Freeport-McMoRan Copper & Gold, Inc."B" (Metals Mining)                               7,600
General Dynamics Corp. (Aerospace/Defense)
GPU, Inc. (Electric Companies)
Gulfstream Aerospace Corp. (Aerospace/Defense) (a)
Harken Energy Corp. (Oil & Gas-Exploration & Production) (a)
Houston Industries, Inc. (Electric Companies)
Ingersoll-Rand Co. (Machinery-Diversified)
Interstate Energy Corp. (Electric Companies)
J. Ray McDermott, S.A. (Oil & Gas-Drilling & Equipment) (a)                           2,000
Kaufman and Broad Home Corporation (Home Building)
L-3 Communications Holdings, Inc. (Communications Equipment) (a)
Lafarge Corp. (Construciton-Cement & Aggregates)                                      1,800
Martin Marietta Materials, Inc. (Construction-Cement & Aggregates)                    4,400
MCI WorldCom, Inc. (Telecommunications-Long Distance) (a)
Merrill Lynch International & Co. KOSPI 200 - Wts.
     (Investment-Banking/Brockerage), expiring 09/09/99                                                    49,997
Mobil Corp. (Oil-International Integrated)                                            5,600
Montana Power Co. (Electric Companies)                                                3,200




                                                                         GT Global Variable    GT Global Variable GT Global Variable
                                                                           Infrastructure        International      Latin America
                                                                         ------------------    ------------------ ------------------

Roche Holding A.G. (Conglomerates)                                                                             11
Swisscom A. G. (Telephone) (a)                                                          236                   209
UBS A.G. Registered (Banks-Major Regional)                                                                    321
Zurich Allied A.G. (Insurance-Multi-Line) (a)                                                                 146

THAILAND--0.07%
Electricity Generating Public Co. Ltd. (Electric Companies) (a)
PTT Exploration and Production Public Co. Ltd. (Oil & Gas-Exploration
   & Production) (a)

TAIWAN--0.09%
GT Taiwan Fund (Country Funds) (a)(g)

TURKEY--0.05%
Haci Omer Sabanci Holding A.S. (Investment Management)
Turkiye Is Bankasi (Isbank) (Banks-Money Center)
Yapi ve Kredi Bankasi A.S. (Banks-Money Center)|

U.S.A.--2.32%
AES Corp. (Power Producers-Independent) (a)                                           2,785
AirTouch Communications, Inc. (Telecommunications-Cellualar & Wireless) (a)             700
Aluminum Company of America (Aluminum)
Amoco Corp. (Oil-International Integrated)
AMR Corp. (Airlines) (a)                                                                500
Banco Latinoamericano de Exportaciones, S.A."E" (Banking)                                                                      2,713
Bell Atlantic Corp. (Telephone)                                                       2,000
Centex Construction Products, Inc. (Construction-Cement & Aggregates)
Centex Corp. (Homebuilding)                                                           1,600
Chevron Corp. (Oil-International Integrated)
Chiquita Brands International (Foods)
Cisco Systems, Inc. (Computers-Networking) (a)                                        1,394
CMS Energy Corp. (Electric Companies)                                                 1,300
Coastal Corp. (The) (Natural Gas)
COMAIR Holdings Inc. (Airlines)                                                       3,200
Crompton & Knowles Corp. (Chemicals-Specialty)
Dole Food Co., Inc. (Foods)
Dominion Resources, Inc. (Electric Companies)                                         3,100
Du Pont (E.I.) de Nemours & Co. (Chemicals)
El Paso Energy Corp. (Natural Gas)                                                    1,700
Enron Corp. (Natural Gas)                                                             2,332
FPL Group, Inc. (Electric Companies)                                                   1200
Freeport-McMoRan Copper & Gold, Inc."B" (Metals Mining)
General Dynamics Corp. (Aerospace/Defense)                                              500
GPU, Inc. (Electric Companies)                                                        1,300
Gulfstream Aerospace Corp. (Aerospace/Defense) (a)                                    1,342
Harken Energy Corp. (Oil & Gas-Exploration & Production) (a)                                                                  27,890
Houston Industries, Inc. (Electric Companies)                                         4,600
Ingersoll-Rand Co. (Machinery-Diversified)                                            1,600
Interstate Energy Corp. (Electric Companies)                                          2,246
J. Ray McDermott, S.A. (Oil & Gas-Drilling & Equipment) (a)
Kaufman and Broad Home Corporation (Home Building)                                    4,000
L-3 Communications Holdings, Inc. (Communications Equipment) (a)                        100
Lafarge Corp. (Construciton-Cement & Aggregates)
Martin Marietta Materials, Inc. (Construction-Cement & Aggregates)                    1,619
MCI WorldCom, Inc. (Telecommunications-Long Distance) (a)                             2,000
Merrill Lynch International & Co. KOSPI 200 - Wts.
     (Investment-Banking/Brockerage), expiring 09/09/99
Mobil Corp. (Oil-International Integrated)
Montana Power Co. (Electric Companies)                                                1,600




                                                                       GT Global Variable  AIM V.I. International          Pro Forma
                                                                           New Pacific             Equity                  Combining
                                                                       ------------------  ----------------------          --------

Roche Holding A.G. (Conglomerates)                                                                                                61
Swisscom A. G. (Telephone) (a)                                                                                                 1,861
UBS A.G. Registered (Banks-Major Regional)                                                                  7,107              9,231
Zurich Allied A.G. (Insurance-Multi-Line) (a)                                                               2,500              3,452

THAILAND--0.07%
Electricity Generating Public Co. Ltd. (Electric Companies) (a)                      51,000                                   51,000
PTT Exploration and Production Public Co. Ltd. (Oil & Gas-Exploration
   & Production) (a)                                                                 13,200                                   13,200

TAIWAN--0.09%
GT Taiwan Fund (Country Funds) (a)(g)                                                                                         27,191

TURKEY--0.05%
Haci Omer Sabanci Holding A.S. (Investment Management)                                                                     2,713,497
Turkiye Is Bankasi (Isbank) (Banks-Money Center)                                                                           2,109,100
Yapi ve Kredi Bankasi A.S. (Banks-Money Center)|                                                                           4,113,906

U.S.A.--2.32%
AES Corp. (Power Producers-Independent) (a)                                                                                    2,785
AirTouch Communications, Inc. (Telecommunications-Cellualar & Wireless) (a)                                                      700
Aluminum Company of America (Aluminum)                                                                                         1,100
Amoco Corp. (Oil-International Integrated)                                                                                     2,600
AMR Corp. (Airlines) (a)                                                                                                         500
Banco Latinoamericano de Exportaciones, S.A."E" (Banking)                                                                      2,713
Bell Atlantic Corp. (Telephone)                                                                                                2,000
Centex Construction Products, Inc. (Construction-Cement & Aggregates)                                                          3,100
Centex Corp. (Homebuilding)                                                                                                    4,400
Chevron Corp. (Oil-International Integrated)                                                                                   1,400
Chiquita Brands International (Foods)                                                                                          1,600
Cisco Systems, Inc. (Computers-Networking) (a)                                                                                 1,394
CMS Energy Corp. (Electric Companies)                                                                                          1,300
Coastal Corp. (The) (Natural Gas)                                                                                              5,400
COMAIR Holdings Inc. (Airlines)                                                                                                3,200
Crompton & Knowles Corp. (Chemicals-Specialty)                                                                                 6,200
Dole Food Co., Inc. (Foods)                                                                                                    1,200
Dominion Resources, Inc. (Electric Companies)                                                                                  3,100
Du Pont (E.I.) de Nemours & Co. (Chemicals)                                                                                    1,200
El Paso Energy Corp. (Natural Gas)                                                                                             5,400
Enron Corp. (Natural Gas)                                                                                                      4,632
FPL Group, Inc. (Electric Companies)                                                                                           1,200
Freeport-McMoRan Copper & Gold, Inc."B" (Metals Mining)                                                                        7,600
General Dynamics Corp. (Aerospace/Defense)                                                                                       500
GPU, Inc. (Electric Companies)                                                                                                 1,300
Gulfstream Aerospace Corp. (Aerospace/Defense) (a)                                                                             1,342
Harken Energy Corp. (Oil & Gas-Exploration & Production) (a)                                                                  27,890
Houston Industries, Inc. (Electric Companies)                                                                                  4,600
Ingersoll-Rand Co. (Machinery-Diversified)                                                                                     1,600
Interstate Energy Corp. (Electric Companies)                                                                                   2,246
J. Ray McDermott, S.A. (Oil & Gas-Drilling & Equipment) (a)                                                                    2,000
Kaufman and Broad Home Corporation (Home Building)                                                                             4,000
L-3 Communications Holdings, Inc. (Communications Equipment) (a)                                                                 100
Lafarge Corp. (Construciton-Cement & Aggregates)                                                                               1,800
Martin Marietta Materials, Inc. (Construction-Cement & Aggregates)                                                             6,019
MCI WorldCom, Inc. (Telecommunications-Long Distance) (a)                                                                      2,000
Merrill Lynch International & Co. KOSPI 200 - Wts.
     (Investment-Banking/Brockerage), expiring 09/09/99                                                                       49.997
Mobil Corp. (Oil-International Integrated)                                                                                     5,600
Montana Power Co. (Electric Companies)                                                                                         4,800

                                                                                  GT Global Variable   GT Global Variable
                                                                                  Natural Resources     Emerging Markets
                                                                                  ------------------   ------------------
PacifiCorp (Electric Companies)                                                            3,400
Pinnacle West Capital Corp. (Electric Companies)
PT Telekomunikasi Indonesia-ADR (Telephone)                                                                     12,000
Public Service Enterprise Group Inc. (Electric Companies)
Pulte Corp. (Homebuilding)                                                                 2,200
Questar Corp. (Natural Gas)                                                                6,800
SBC Communications, Inc. (Telephone-Regional/Local)
Scheid Vineyards Inc.-Class A (Beverages-Alcoholic)                                       10,300
Solutia Inc. (Chemicals)                                                                   6,100
Southdown, Inc. (Construction-Cement & Aggregates)                                         3,103
Stillwater Mining Co. (Gold & Precious Metals Mining) (a)                                  4,400
Tekelec (Communications Equipment) (a)
Tele-Communications, Inc.-Class A (Broadcasting-Television, Radio & Cable) (a)
Tellabs, Inc. (Communications Equipment) (a)
Tesoro Petroleum Corp. (Oil & Gas-Refining & Marketing)                                    2,100
Texas Utilities Co. (Electric Companies)
Triton Energy Ltd. (Oil & Gas-Exploration & Production) (a)                                5,700
Union Camp Corp. (Containers & Packaging-Paper)                                            1,100
United Technologies Corp. (Manufacturing-Diversified)
USEC Inc. (Manufacturing-Specialized) (a)                                                  9,150
US Filter Corp. (Manufacturing -Specialized) (a)                                           5,300
USG Corp. (Building Materials)                                                             3,650
Williams Companies, Inc. (The) (Natural Gas)                                               4,400
W.R. Grace & Co. (Chemicals-Specialty) (a)                                                 4,000

UNITED KINGDOM--16.93%
Abbey National PLC (Savings & Loan Companies)
Airtours PLC (Services-Commercial & Consumer)
BG PLC (Oil & Gas-Exploration & Production)
Bodycote International PLC (Chemicals-Specialty)
British Aerospace PLC (Aerospace/Defense)
British Energy PLC (Electric Companies)
Amoco PLC (Oil & Gas-Refining & Marketing)
British Steel PLC- ADR (Iron & Steel)                                                      3,400
Cable & Wireless PLC (Telecommunications-Cellular\Wireless)
Cadbury Schweppes PLC (Foods)
CGU PLC (Insurance Brokers)
Compass Group PLC (Services-Commercial & Consumer)
Computacenter PLC (Computers & Peripherals (a)
Corporate Services Group PLC (Business & Public Services)
CRH PLC (Construction-Cement & Aggregates)                                                 8,550
Diageo PLC (Beverages-Alcoholic)
EMAP PLC (Publishing)
EMI Group PLC (Leisure Time-Products)
Energis PLC (Telephone) (a)
General Electric Co. PLC (Manufacturing-Diversified)
GKN PLC (Manufacturing-Diversified)
Glaxo Wellcome PLC (Health Care-Drugs-Generic & Other)
Great Universal Stores PLC (Retail-General Merchandise)
Hanson PLC - ADR (Manufacturing - Diversified)
Hays PLC (Services-Commercial & Consumer)
JBA Holdings PLC (Computer Software/Services)
Kingfisher PLC (Retail-Department Stores)
Ladbroke Group PLC (Leisure Time-Products)
Lloyds TSB Group PLC (Banks-Major Regional)
Logica PLC (Computer Software/Services)
M & G Group PLC (Investment Management)
Misys PLC (Services-Commercial & Consumer)


                                                                                  GT Global Variable    GT Global Variable
                                                                                        Europe           Infrastructure
                                                                                  ------------------    ------------------
PacifiCorp (Electric Companies)
Pinnacle West Capital Corp. (Electric Companies)                                                                 1,646
PT Telekomunikasi Indonesia-ADR (Telephone)
Public Service Enterprise Group Inc. (Electric Companies)                                                        1,500
Pulte Corp. (Homebuilding)
Questar Corp. (Natural Gas)
SBC Communications, Inc. (Telephone-Regional/Local)                                                              3,000
Scheid Vineyards Inc.-Class A (Beverages-Alcoholic)
Solutia Inc. (Chemicals)
Southdown, Inc. (Construction-Cement & Aggregates)                                                                 700
Stillwater Mining Co. (Gold & Precious Metals Mining) (a)
Tekelec (Communications Equipment) (a)                                                                           3,000
Tele-Communications, Inc.-Class A (Broadcasting-Television, Radio & Cable) (a)                                   3,500
Tellabs, Inc. (Communications Equipment) (a)                                                                       552
Tesoro Petroleum Corp. (Oil & Gas-Refining & Marketing)
Texas Utilities Co. (Electric Companies)                                                                         1,800
Triton Energy Ltd. (Oil & Gas-Exploration & Production) (a)
Union Camp Corp. (Containers & Packaging-Paper)
United Technologies Corp. (Manufacturing-Diversified)                                                            1,400
USEC Inc. (Manufacturing-Specialized) (a)                                                                        4,000
US Filter Corp. (Manufacturing -Specialized) (a)
USG Corp. (Building Materials)
Williams Companies, Inc. (The) (Natural Gas)
W.R. Grace & Co. (Chemicals-Specialty) (a)

UNITED KINGDOM--16.93%
Abbey National PLC (Savings & Loan Companies)                                               25,271
Airtours PLC (Services-Commercial & Consumer)
BG PLC (Oil & Gas-Exploration & Production)                                                                     20,000
Bodycote International PLC (Chemicals-Specialty)
British Aerospace PLC (Aerospace/Defense)                                                                        6,500
British Energy PLC (Electric Companies)
Amoco PLC (Oil & Gas-Refining & Marketing)                                                  27,504
British Steel PLC- ADR (Iron & Steel)
Cable & Wireless PLC (Telecommunications-Cellular\Wireless)
Cadbury Schweppes PLC (Foods)                                                               33,430
CGU PLC (Insurance Brokers)                                                                 19,143
Compass Group PLC (Services-Commercial & Consumer)
Computacenter PLC (Computers & Peripherals (a)                                              54,374
Corporate Services Group PLC (Business & Public Services)                                  200,978
CRH PLC (Construction-Cement & Aggregates)                                                                       4,000
Diageo PLC (Beverages-Alcoholic)                                                            25,461
EMAP PLC (Publishing)
EMI Group PLC (Leisure Time-Products)
Energis PLC (Telephone) (a)                                                                  9,600
General Electric Co. PLC (Manufacturing-Diversified)                                                            12,740
GKN PLC (Manufacturing-Diversified)
Glaxo Wellcome PLC (Health Care-Drugs-Generic & Other)                                      17,131
Great Universal Stores PLC (Retail-General Merchandise)
Hanson PLC - ADR (Manufacturing - Diversified)                                                                   1,500
Hays PLC (Services-Commercial & Consumer)
JBA Holdings PLC (Computer Software/Services)                                               31,840
Kingfisher PLC (Retail-Department Stores)
Ladbroke Group PLC (Leisure Time-Products)
Lloyds TSB Group PLC (Banks-Major Regional)                                                 33,043
Logica PLC (Computer Software/Services)
M & G Group PLC (Investment Management)
Misys PLC (Services-Commercial & Consumer)                                                  63,701


                                                                                  GT Global Variable    GT Global Variable
                                                                                    International          Latin America
                                                                                  ------------------    ------------------
PacifiCorp (Electric Companies)
Pinnacle West Capital Corp. (Electric Companies)
PT Telekomunikasi Indonesia-ADR (Telephone)
Public Service Enterprise Group Inc. (Electric Companies)
Pulte Corp. (Homebuilding)
Questar Corp. (Natural Gas)
SBC Communications, Inc. (Telephone-Regional/Local)
Scheid Vineyards Inc.-Class A (Beverages-Alcoholic)
Solutia Inc. (Chemicals)
Southdown, Inc. (Construction-Cement & Aggregates)
Stillwater Mining Co. (Gold & Precious Metals Mining) (a)
Tekelec (Communications Equipment) (a)
Tele-Communications, Inc.-Class A (Broadcasting-Television, Radio & Cable) (a)
Tellabs, Inc. (Communications Equipment) (a)
Tesoro Petroleum Corp. (Oil & Gas-Refining & Marketing)
Texas Utilities Co. (Electric Companies)
Triton Energy Ltd. (Oil & Gas-Exploration & Production) (a)
Union Camp Corp. (Containers & Packaging-Paper)
United Technologies Corp. (Manufacturing-Diversified)
USEC Inc. (Manufacturing-Specialized) (a)
US Filter Corp. (Manufacturing -Specialized) (a)
USG Corp. (Building Materials)
Williams Companies, Inc. (The) (Natural Gas)
W.R. Grace & Co. (Chemicals-Specialty) (a)

UNITED KINGDOM--16.93%
Abbey National PLC (Savings & Loan Companies)                                               5,400
Airtours PLC (Services-Commercial & Consumer)
BG PLC (Oil & Gas-Exploration & Production)
Bodycote International PLC (Chemicals-Specialty)
British Aerospace PLC (Aerospace/Defense)
British Energy PLC (Electric Companies)
Amoco PLC (Oil & Gas-Refining & Marketing)
British Steel PLC- ADR (Iron & Steel)
Cable & Wireless PLC (Telecommunications-Cellular\Wireless)
Cadbury Schweppes PLC (Foods)
CGU PLC (Insurance Brokers)                                                                 4,400
Compass Group PLC (Services-Commercial & Consumer)
Computacenter PLC (Computers & Peripherals (a)
Corporate Services Group PLC (Business & Public Services)
CRH PLC (Construction-Cement & Aggregates)
Diageo PLC (Beverages-Alcoholic)                                                            8,000
EMAP PLC (Publishing)                                                                       4,800
EMI Group PLC (Leisure Time-Products)                                                      11,600
Energis PLC (Telephone) (a)
General Electric Co. PLC (Manufacturing-Diversified)
GKN PLC (Manufacturing-Diversified)
Glaxo Wellcome PLC (Health Care-Drugs-Generic & Other)
Great Universal Stores PLC (Retail-General Merchandise)                                     6,800
Hanson PLC - ADR (Manufacturing - Diversified)
Hays PLC (Services-Commercial & Consumer)
JBA Holdings PLC (Computer Software/Services)
Kingfisher PLC (Retail-Department Stores)
Ladbroke Group PLC (Leisure Time-Products)
Lloyds TSB Group PLC (Banks-Major Regional)                                                 8,800
Logica PLC (Computer Software/Services)
M & G Group PLC (Investment Management)                                                     2,660
Misys PLC (Services-Commercial & Consumer)

                                                                                                           AIM V.I.
                                                                                  GT Global Variable    International
                                                                                      New Pacific          Equity
                                                                                  ------------------     ------------
PacifiCorp (Electric Companies)
Pinnacle West Capital Corp. (Electric Companies)
PT Telekomunikasi Indonesia-ADR (Telephone)
Public Service Enterprise Group Inc. (Electric Companies)
Pulte Corp. (Homebuilding)
Questar Corp. (Natural Gas)
SBC Communications, Inc. (Telephone-Regional/Local)
Scheid Vineyards Inc.-Class A (Beverages-Alcoholic)
Solutia Inc. (Chemicals)
Southdown, Inc. (Construction-Cement & Aggregates)
Stillwater Mining Co. (Gold & Precious Metals Mining) (a)
Tekelec (Communications Equipment) (a)
Tele-Communications, Inc.-Class A (Broadcasting-Television, Radio & Cable) (a)
Tellabs, Inc. (Communications Equipment) (a)
Tesoro Petroleum Corp. (Oil & Gas-Refining & Marketing)
Texas Utilities Co. (Electric Companies)
Triton Energy Ltd. (Oil & Gas-Exploration & Production) (a)
Union Camp Corp. (Containers & Packaging-Paper)
United Technologies Corp. (Manufacturing-Diversified)
USEC Inc. (Manufacturing-Specialized) (a)
US Filter Corp. (Manufacturing -Specialized) (a)
USG Corp. (Building Materials)
Williams Companies, Inc. (The) (Natural Gas)
W.R. Grace & Co. (Chemicals-Specialty) (a)


UNITED KINGDOM--16.93%
Abbey National PLC (Savings & Loan Companies)
Airtours PLC (Services-Commercial & Consumer)                                                                    135,450
BG PLC (Oil & Gas-Exploration & Production)
Bodycote International PLC (Chemicals-Specialty)                                                                  40,500
British Aerospace PLC (Aerospace/Defense)                                                                        226,200
British Energy PLC (Electric Companies)                                                                          219,000
Amoco PLC (Oil & Gas-Refining & Marketing)                                                                       113,800
British Steel PLC- ADR (Iron & Steel)
Cable & Wireless PLC (Telecommunications-Cellular\Wireless)                                                      107,810
Cadbury Schweppes PLC (Foods)
CGU PLC (Insurance Brokers)
Compass Group PLC (Services-Commercial & Consumer)                                                               156,000
Computacenter PLC (Computers & Peripherals (a)
Corporate Services Group PLC (Business & Public Services)
CRH PLC (Construction-Cement & Aggregates)
Diageo PLC (Beverages-Alcoholic)
EMAP PLC (Publishing)                                                                                             93,100
EMI Group PLC (Leisure Time-Products)
Energis PLC (Telephone) (a)
General Electric Co. PLC (Manufacturing-Diversified)                                                             262,600
GKN PLC (Manufacturing-Diversified)                                                                              100,000
Glaxo Wellcome PLC (Health Care-Drugs-Generic & Other)
Great Universal Stores PLC (Retail-General Merchandise)
Hanson PLC - ADR (Manufacturing - Diversified)
Hays PLC (Services-Commercial & Consumer)                                                                        278,800
JBA Holdings PLC (Computer Software/Services)
Kingfisher PLC (Retail-Department Stores)                                                                        261,000
Ladbroke Group PLC (Leisure Time-Products)                                                                       234,000
Lloyds TSB Group PLC (Banks-Major Regional)
Logica PLC (Computer Software/Services)                                                                           92,500
M & G Group PLC (Investment Management)
Misys PLC (Services-Commercial & Consumer)                                                                       127,500


                                                                                     Pro Forma
                                                                                     Combining
                                                                                    ------------
PacifiCorp (Electric Companies)                                                           3,400
Pinnacle West Capital Corp. (Electric Companies)                                          1,646
PT Telekomunikasi Indonesia-ADR (Telephone)                                              12,000
Public Service Enterprise Group Inc. (Electric Companies)                                 1,500
Pulte Corp. (Homebuilding)                                                                2,200
Questar Corp. (Natural Gas)                                                               6,800
SBC Communications, Inc. (Telephone-Regional/Local)                                       3,000
Scheid Vineyards Inc.-Class A (Beverages-Alcoholic)                                      10,300
Solutia Inc. (Chemicals)                                                                  6,100
Southdown, Inc. (Construction-Cement & Aggregates)                                        3,803
Stillwater Mining Co. (Gold & Precious Metals Mining) (a)                                 4,400
Tekelec (Communications Equipment) (a)                                                    3,000
Tele-Communications, Inc.-Class A (Broadcasting-Television, Radio & Cable) (a)            3,500
Tellabs, Inc. (Communications Equipment) (a)                                                552
Tesoro Petroleum Corp. (Oil & Gas-Refining & Marketing)                                   2,100
Texas Utilities Co. (Electric Companies)                                                  1,800
Triton Energy Ltd. (Oil & Gas-Exploration & Production) (a)                               5,700
Union Camp Corp. (Containers & Packaging-Paper)                                           1,100
United Technologies Corp. (Manufacturing-Diversified)                                     1,400
USEC Inc. (Manufacturing-Specialized) (a)                                                13,150
US Filter Corp. (Manufacturing -Specialized) (a)                                          5,300
USG Corp. (Building Materials)                                                            3,650
Williams Companies, Inc. (The) (Natural Gas)                                              4,400
W.R. Grace & Co. (Chemicals-Specialty) (a)                                                4,000



UNITED KINGDOM--16.93%
Abbey National PLC (Savings & Loan Companies)                                            30,671
Airtours PLC (Services-Commercial & Consumer)                                           135,450
BG PLC (Oil & Gas-Exploration & Production)                                              20,000
Bodycote International PLC (Chemicals-Specialty)                                         40,500
British Aerospace PLC (Aerospace/Defense)                                               232,700
British Energy PLC (Electric Companies)                                                 219,000
Amoco PLC (Oil & Gas-Refining & Marketing)                                              141,304
British Steel PLC- ADR (Iron & Steel)                                                     3,400
Cable & Wireless PLC (Telecommunications-Cellular\Wireless)                             107,810
Cadbury Schweppes PLC (Foods)                                                            33,430
CGU PLC (Insurance Brokers)                                                              23,543
Compass Group PLC (Services-Commercial & Consumer)                                      156,000
Computacenter PLC (Computers & Peripherals (a)                                           54,374
Corporate Services Group PLC (Business & Public Services)                               200,978
CRH PLC (Construction-Cement & Aggregates)                                               12,550
Diageo PLC (Beverages-Alcoholic)                                                         33,461
EMAP PLC (Publishing)                                                                    97,900
EMI Group PLC (Leisure Time-Products)                                                    11,600
Energis PLC (Telephone) (a)                                                               9,600
General Electric Co. PLC (Manufacturing-Diversified)                                    275,340
GKN PLC (Manufacturing-Diversified)                                                     100,000
Glaxo Wellcome PLC (Health Care-Drugs-Generic & Other)                                   17,131
Great Universal Stores PLC (Retail-General Merchandise)                                   6,800
Hanson PLC - ADR (Manufacturing - Diversified)                                            1,500
Hays PLC (Services-Commercial & Consumer)                                               278,800
JBA Holdings PLC (Computer Software/Services)                                            31,840
Kingfisher PLC (Retail-Department Stores)                                               261,000
Ladbroke Group PLC (Leisure Time-Products)                                              234,000
Lloyds TSB Group PLC (Banks-Major Regional)                                              41,843
Logica PLC (Computer Software/Services)                                                  92,500
M & G Group PLC (Investment Management)                                                   2,660
Misys PLC (Services-Commercial & Consumer)                                              191,201


                                    Shares


                                                                                  GT Global Variable   GT Global Variable
                                                                                  Natural Resources     Emerging Markets
                                                                                  ------------------   ------------------
National Grid Group PLC (Electric Companies)
Nycomed Amersham PLC. (Healthcare-Drugs-Generic & Other)
Orange PLC (Telecommunications) (a)
Pearson PLC (Specialty Printing)
Provident Financial PLC (Consumer Finance)
Railtrack Group PLC (Shipping)
Rentokil Initial PLC (Services-Commercial & Consumer)
Reuters Group PLC. (Services-Commercial & Consumer)
Rio Tinto PLC (Metals Mining)                                                              6,400
Royal & Sun Alliance Insurance Group PLC (Insurance-Multi-Line)
Safra Republic Holdings, S.A. (Banks-Major Regional)
Schroders PLC (Banks-Regional)
Scottish Power PLC (Electric Companies)
Seton Scholl Healthcare PLC (Health Care-Diversified) (a)
SmithKline Beecham PLC (Healthcare-Diversified)
Somerfield PLC (Retail-Food Chains)
Stagecoach Holdings PLC (Shipping)
Stolt Comex Seaway, S.A. Common (Oil & Gas - Exploration & Production) (a)                 4,000
Stolt Comex Seaway, S.A.-ADR (Oil & Gas-Exploration & Production (a)                       1,750
Unilever PLC (Foods)
United Biscuits Holdings PLC. (Foods)
Vodafone Group PLC (Telecommunications-Cellular/Wireless)
WPP Group PLC (Services-Advertising/Marketing)

VENEZUELA-0.07%
C.A. La Electricidad de Caracas-ADR (Electric Companies)
C.A. La Electricidad de Caracas (Electric Companies)
Corporacion Venezolana de Cementos S.A.C.A."A" (Constructions-Cement & Aggregates)
Corporacion Venezolana de Cementos S.A.C.A."B" (Constructions-Cement & Aggregates)
Fixed Income Securities--.62%


HONG KONG--0.05%
Cosco Tresury Co. Ltd. (Financial Diversified), Conv. Gtd. Bonds, 1.00%, 03/13/03

UNITED KINGDOM--0.27%
Airtours PLC, Conv. Sub. Notes, 5.75%, 01/05/04 (f)
U.S.A.--0.30%
Federal Home Loan Mortgage Corp., 4.50%, due 01/04/99

REPURCHASE AGREEMENTS--7.25% (g)
Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $525,000 U.S. Treasury
Bills, 8.75% due 05/15/17 (Market value of collateral is $734,767 including
accrued interest). (cost $716,000)                                                       716,000

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $490,000 U.S. Treasury
Notes, 5.625% due 11/30/99 (Market value of collateral is $496,635 including
accrued interest). (cost $482,000)                                                                             482,000

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $410,000 U.S. Treasury
Notes, 6.25% due 04/30/01 (market value of collateral is $428,450, including accrued interest). (cost $416,000)

                                                                                                            AIM V.I.
                                                                                  GT Global Variable      International
                                                                                        Europe              Equity
                                                                                  ------------------    ------------------
National Grid Group PLC (Electric Companies)                                                                    20,000
Nycomed Amersham PLC. (Healthcare-Drugs-Generic & Other)                                    69,723
Orange PLC (Telecommunications) (a)                                                         83,068
Pearson PLC (Specialty Printing)
Provident Financial PLC (Consumer Finance)
Railtrack Group PLC (Shipping)                                                                                   2,200
Rentokil Initial PLC (Services-Commercial & Consumer)
Reuters Group PLC. (Services-Commercial & Consumer)
Rio Tinto PLC (Metals Mining)
Royal & Sun Alliance Insurance Group PLC (Insurance-Multi-Line)
Safra Republic Holdings, S.A. (Banks-Major Regional)                                        10,052
Schroders PLC (Banks-Regional)
Scottish Power PLC (Electric Companies)                                                                          4,450
Seton Scholl Healthcare PLC (Health Care-Diversified) (a)
SmithKline Beecham PLC (Healthcare-Diversified)                                             44,397
Somerfield PLC (Retail-Food Chains)
Stagecoach Holdings PLC (Shipping)                                                                              13,800
Stolt Comex Seaway, S.A. Common (Oil & Gas - Exploration & Production) (a)
Stolt Comex Seaway, S.A.-ADR (Oil & Gas-Exploration & Production) (a)
Unilever PLC (Foods)
United Biscuits Holdings PLC. (Foods)
Vodafone Group PLC (Telecommunications-Cellular/Wireless)                                   47,060               4,700
WPP Group PLC (Services-Advertising/Marketing)

VENEZUELA-0.07%
C.A. La Electricidad de Caracas-ADR (Electric Companies)
C.A. La Electricidad de Caracas (Electric Companies)
Corporacion Venezolana de Cementos S.A.C.A."A" (Constructions-Cement & Aggregates)
Corporacion Venezolana de Cementos S.A.C.A."B" (Constructions-Cement & Aggregates)
Fixed Income Securities--.62%


HONG KONG--0.05%
Cosco Tresury Co. Ltd. (Financial Diversified), Conv. Gtd. Bonds, 1.00%, 03/13/03

UNITED KINGDOM--0.27%
Airtours PLC, Conv. Sub. Notes, 5.75%, 01/05/04 (f)
U.S.A.--0.30%
Federal Home Loan Mortgage Corp., 4.50%, due 01/04/99


REPURCHASE AGREEMENTS--7.25% (g)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $525,000 U.S. Treasury
Bills, 8.75% due 05/15/17 (Market value of collateral is $734,767 including accrued interest). (cost $716,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $490,000 U.S. Treasury
Notes, 5.625% due 11/30/99 (Market value of collateral is $496,635 including accrued interest). (cost $482,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $410,000 U.S. Treasury
Notes, 6.25% due 04/30/01 (market value of collateral is $428,450, including
accrued interest). (cost $416,000)                                                                             416,000



                                                                                  GT Global Variable    GT Global Variable
                                                                                    International          Latin America
                                                                                  ------------------    ------------------
National Grid Group PLC (Electric Companies)
Nycomed Amersham PLC. (Healthcare-Drugs-Generic & Other)                                   17,200
Orange PLC (Telecommunications) (a)                                                         7,200
Pearson PLC (Specialty Printing)
Provident Financial PLC (Consumer Finance)
Railtrack Group PLC (Shipping)
Rentokil Initial PLC (Services-Commercial & Consumer)
Reuters Group PLC. (Services-Commercial & Consumer)                                         6,000
Rio Tinto PLC (Metals Mining)
Royal & Sun Alliance Insurance Group PLC (Insurance-Multi-Line)                            10,800
Safra Republic Holdings, S.A. (Banks-Major Regional)                                        1,097
Schroders PLC (Banks-Regional)                                                              4,100
Scottish Power PLC (Electric Companies)
Seton Scholl Healthcare PLC (Health Care-Diversified) (a)
SmithKline Beecham PLC (Healthcare-Diversified)                                             8,600
Somerfield PLC (Retail-Food Chains)
Stagecoach Holdings PLC (Shipping)
Stolt Comex Seaway, S.A. Common (Oil & Gas - Exploration & Production) (a)
Stolt Comex Seaway, S.A.-ADR (Oil & Gas-Exploration & Production) (a)
Unilever PLC (Foods)
United Biscuits Holdings PLC. (Foods)                                                      13,700
Vodafone Group PLC (Telecommunications-Cellular/Wireless)                                   7,904
WPP Group PLC (Services-Advertising/Marketing)

VENEZUELA-0.07%
C.A. La Electricidad de Caracas-ADR (Electric Companies)                                                          7,153
C.A. La Electricidad de Caracas (Electric Companies)                                                             14,348
Corporacion Venezolana de Cementos S.A.C.A."A" (Constructions-Cement & Aggregates)                               45,516
Corporacion Venezolana de Cementos S.A.C.A."B" (Constructions-Cement & Aggregates)                               30,088
Fixed Income Securities--.62%



HONG KONG--0.05%
Cosco Tresury Co. Ltd. (Financial Diversified), Conv. Gtd. Bonds, 1.00%, 03/13/03

UNITED KINGDOM--0.27%
Airtours PLC, Conv. Sub. Notes, 5.75%, 01/05/04 (f)
U.S.A.--0.30%
Federal Home Loan Mortgage Corp., 4.50%, due 01/04/99                                     948,000

REPURCHASE AGREEMENTS--7.25% (g)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $525,000 U.S. Treasury
Bills, 8.75% due 05/15/17 (Market value of collateral is $734,767 including accrued interest). (cost $716,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $490,000 U.S. Treasury
Notes, 5.625% due 11/30/99 (Market value of collateral is $496,635 including accrued interest). (cost $482,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $410,000 U.S. Treasury
Notes, 6.25% due 04/30/01 (market value of collateral is $428,450, including accrued interest). (cost $416,000)



                                                                                 GT Global Variable    GT Global Variable
                                                                                     New Pacific            Equity
                                                                                 ------------------    ------------------
National Grid Group PLC (Electric Companies)
Nycomed Amersham PLC. (Healthcare-Drugs-Generic & Other)
Orange PLC (Telecommunications) (a)                                                                             172,000
Pearson PLC (Specialty Printing)                                                                                106,300
Provident Financial PLC (Consumer Finance)                                                                       89,543
Railtrack Group PLC (Shipping)                                                                                   78,644
Rentokil Initial PLC (Services-Commercial & Consumer)                                                           375,000
Reuters Group PLC. (Services-Commercial & Consumer)
Rio Tinto PLC (Metals Mining)
Royal & Sun Alliance Insurance Group PLC (Insurance-Multi-Line)
Safra Republic Holdings, S.A. (Banks-Major Regional)
Schroders PLC (Banks-Regional)
Scottish Power PLC (Electric Companies)
Seton Scholl Healthcare PLC (Health Care-Diversified) (a)                                                        42,000
SmithKline Beecham PLC (Healthcare-Diversified)
Somerfield PLC (Retail-Food Chains)                                                                             145,000
Stagecoach Holdings PLC (Shipping)                                                                              145,000
Stolt Comex Seaway, S.A. Common (Oil & Gas - Exploration & Production) (a)
Stolt Comex Seaway, S.A.-ADR (Oil & Gas-Exploration & Production) (a)
Unilever PLC (Foods)                                                                                            208,000
United Biscuits Holdings PLC. (Foods)
Vodafone Group PLC (Telecommunications-Cellular/Wireless)                                                       185,000
WPP Group PLC (Services-Advertising/Marketing)                                                                  240,000

VENEZUELA-0.07%
C.A. La Electricidad de Caracas-ADR (Electric Companies)
C.A. La Electricidad de Caracas (Electric Companies)
Corporacion Venezolana de Cementos S.A.C.A."A" (Constructions-Cement & Aggregates
Corporacion Venezolana de Cementos S.A.C.A."B" (Constructions-Cement & Aggregates
Fixed Income Securities--.62%

HONG KONG--0.05%
Cosco Tresury Co. Ltd. (Financial Diversified), Conv. Gtd. Bonds, 1.00%, 03/13/03                               246,000


UNITED KINGDOM--0.27%
Airtours PLC, Conv. Sub. Notes, 5.75%, 01/05/04 (f)                                                             498,000
U.S.A.--0.30%
Federal Home Loan Mortgage Corp., 4.50%, due 01/04/99

REPURCHASE AGREEMENTS--7.25% (g)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $525,000 U.S. Treasury
Bills, 8.75% due 05/15/17 (Market value of collateral is $734,767 including accrued interest). (cost $716,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $490,000 U.S. Treasury
Notes, 5.625% due 11/30/99 (Market value of collateral is $496,635 including accrued interest). (cost $482,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $410,000 U.S. Treasury
Notes, 6.25% due 04/30/01 (market value of collateral is $428,450, including accrued interest). (cost $416,000)



                                                                                   Pro Forma
                                                                                   Combining
                                                                                  ------------
National Grid Group PLC (Electric Companies)                                           20,000
Nycomed Amersham PLC. (Healthcare-Drugs-Generic & Other)                               86,923
Orange PLC (Telecommunications) (a)                                                   262,268
Pearson PLC (Specialty Printing)                                                      106,300
Provident Financial PLC (Consumer Finance)                                             89,543
Railtrack Group PLC (Shipping)                                                         80,844
Rentokil Initial PLC (Services-Commercial & Consumer)                                 375,000
Reuters Group PLC. (Services-Commercial & Consumer)                                     6,000
Rio Tinto PLC (Metals Mining)                                                           6,400
Royal & Sun Alliance Insurance Group PLC (Insurance-Multi-Line)                        10,800
Safra Republic Holdings, S.A. (Banks-Major Regional)                                   11,149
Schroders PLC (Banks-Regional)                                                          4,100
Scottish Power PLC (Electric Companies)                                                 4,450
Seton Scholl Healthcare PLC (Health Care-Diversified) (a)                              42,000
SmithKline Beecham PLC (Healthcare-Diversified)                                        52,997
Somerfield PLC (Retail-Food Chains)                                                   145,000
Stagecoach Holdings PLC (Shipping)                                                    158,800
Stolt Comex Seaway, S.A. Common (Oil & Gas - Exploration & Production) (a)              4,000
Stolt Comex Seaway, S.A.-ADR (Oil & Gas-Exploration & Production) (a)                   1,750
Unilever PLC (Foods)                                                                  208,000
United Biscuits Holdings PLC. (Foods)                                                  13,700
Vodafone Group PLC (Telecommunications-Cellular/Wireless)                             244,664
WPP Group PLC (Services-Advertising/Marketing)                                        240,000

VENEZUELA-0.07%
C.A. La Electricidad de Caracas-ADR (Electric Companies)                                7,153
C.A. La Electricidad de Caracas (Electric Companies)                                   14,348
Corporacion Venezolana de Cementos S.A.C.A."A" (Constructions-Cement & Aggregates)     45,516
Corporacion Venezolana de Cementos S.A.C.A."B" (Constructions-Cement & Aggregates)     30,088
Fixed Income Securities--.62%





HONG KONG--0.05%
Cosco Tresury Co. Ltd. (Financial Diversified), Conv. Gtd. Bonds, 1.00%, 03/13/03     246,000

UNITED KINGDOM--0.27%
Airtours PLC, Conv. Sub. Notes, 5.75%, 01/05/04 (f)                                   498,000
U.S.A.--0.30%
Federal Home Loan Mortgage Corp., 4.50%, due 01/04/99                                 948,000


REPURCHASE AGREEMENTS--7.25% (g)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $525,000 U.S. Treasury
Bills, 8.75% due 05/15/17 (Market value of collateral is $734,767 including
accrued interest). (cost $716,000)                                                    716,000

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $490,000 U.S. Treasury
Notes, 5.625% due 11/30/99 (Market value of collateral is $496,635 including
accrued interest). (cost $482,000)                                                    482,000

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $410,000 U.S. Treasury
Notes, 6.25% due 04/30/01 (market value of collateral is $428,450, including
accrued interest). (cost $416,000)                                                    416,000


                                    Shares

                                                                                  GT Global Variable   GT Global Variable
                                                                                  Natural Resources     Emerging Markets
                                                                                  ------------------   ------------------
Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,915,000 U.S. Treasury
Notes, 6.25% due 08/15/23 (market value of collateral is $2,183,697, including accrued interest). (cost $2,136,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,480,000 U.S. Treasury
Notes, 7.125% due 09/30/99 (market value of collateral is $2,533,650, including accrued interest). (cost $1,500,000)

"Goldman, Sachs & Co., 4.40%, 01/04/99  (Cost $17,938,040)


                                                                                  GT Global Variable    GT Global Variable
                                                                                        Europe           Infrastructure
                                                                                  ------------------    ------------------
Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,915,000 U.S. Treasury
Notes, 6.25% due 08/15/23 (market value of collateral is $2,183,697, including
accrued interest). (cost $2,136,000)                                                     2,136,000

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,480,000 U.S. Treasury
Notes, 7.125% due 09/30/99 (market value of collateral is $2,533,650, including accrued interest). (cost $1,500,000)

"Goldman, Sachs & Co., 4.40%, 01/04/99  (Cost $17,938,040)



                                                                                  GT Global Variable    GT Global Variable
                                                                                    International          Latin America
                                                                                  ------------------    ------------------
Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,915,000 U.S. Treasury
Notes, 6.25% due 08/15/23 (market value of collateral is $2,183,697, including accrued interest). (cost $2,136,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,480,000 U.S. Treasury
Notes, 7.125% due 09/30/99 (market value of collateral is $2,533,650, including
accrued interest). (cost $1,500,000)                                                    1,500,000

"Goldman, Sachs & Co., 4.40%, 01/04/99  (Cost $17,938,040)

                                                                                                             AIM V.I.
                                                                                  GT Global Variable      International
                                                                                      New Pacific            Equity
                                                                                  ------------------    ------------------
Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,915,000 U.S. Treasury
Notes, 6.25% due 08/15/23 (market value of collateral is $2,183,697, including accrued interest). (cost $2,136,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,480,000 U.S. Treasury
Notes, 7.125% due 09/30/99 (market value of collateral is $2,533,650, including accrued interest). (cost $1,500,000)

"Goldman, Sachs & Co., 4.40%, 01/04/99  (Cost $17,938,040)                                                    17,938,040



                                                                                   Pro Forma
                                                                                   Combining
                                                                                  ------------
Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,915,000 U.S. Treasury
Notes, 6.25% due 08/15/23 (market value of collateral is $2,183,697, including
accrued interest). (cost $2,136,000)                                                2,136,000

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,480,000 U.S. Treasury
Notes, 7.125% due 09/30/99 (market value of collateral is $2,533,650, including
accrued interest). (cost $1,500,000)                                                1,500,000

"Goldman, Sachs & Co., 4.40%, 01/04/99  (Cost $17,938,040)                         17,938,040


                       AIM V.I. International Equity Fund
                      GT Global Variable International Fund
                         GT Global Variable Europe Fund
                    GT Global Variable Natural Resources Fund
                     GT Global Variable Infrastructure Fund
                       GT Global Variable New Pacific Fund
                      GT Global Variable Latin America Fund
                    GT Global Variable Emerging Markets Fund
                   Pro Forma Combining Schedule of Investments
                                December 31, 1998
                                   (Unaudited)

                                  Market Value


                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                            Natural Resources   Emerging Markets       Europe
                                                                           ------------------  ------------------ ------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--91.61%

ARGENTINA--1.21%
Banco de Galicia y Buenos Aires S.A. de C.V.-ADR (Banks-Regional)                                    37,682
Banco Rio de La Plata S.A.-ADR (Banks-Major Regional)
Bansud S.A."B" (Banks-Regional) (a)
IRSA Inversiones y Representaciones S.A.-GDR (Land Development)
Nortel Inversora S.A.-ADR (Telephone)                                                                30,400
Telefonica de Argentina S.A.-ADR (Telephone)                                                         35,285
YPF Sociedad Anonima-ADR (Oil-International Integrated)                                              69,844


AUSTRALIA--2.06%
AMP Ltd. (Insurance-Life/Health) (a)
Australia & New Zealand Banking Group Ltd. (Banks-Major Regional)
Brambles Industries Ltd. (Air Freight)
Broken Hill Proprietary Co. Ltd. (Conglomerates)
Cable & Wireless Optus, Ltd. (Telephone) (a)
EVN A.G. (Electric Companies)
Foster's Brewing Group Ltd. (Beverages-Alcoholic)
Futuris Corp. Ltd. (Automobile/Truck Parts & Tires)
Lend Lease Corp. Ltd. (Engineering & Construction)
National Australia Bank Ltd. (Banks-Foreign)
News Corp. Ltd.-Pfd. (Entertainment)
North Ltd. (Metals Mining)
Primamedic Ltd. (Pharmaceuticals) (a)                                                                                  78,845
Rio Tinto Ltd. (Metals Mining)
Santos Ltd. (Oil & Gas-Exploration & Production)
TABCORP Holdings Ltd. (Leisure Time Products)
Telstra Corporation Ltd. (Telephone)
Western Mining Corp. Ltd. (Metals-Miscellaneous)
Woolworths Ltd. (Retail-Specialty)


BELGIUM--2.60%
Barco N.V. (Manufacturing-Diversified)
Colruyt N.V. (Retail-Food Chains)
Delhaize-Le Lion, S.A. (Retail-Food & Drug) (a)
Mobistar S.A. (Telecommunications-Cellular/Wireless) (a)                                                              421,221
Solvay S.A. (Chemicals-Diversified)                                                74,964
UCB S.A. (Manufacturing-Diversified)


BRAZIL--2.21%
Caemi Mineracao E Metalurgia S.A.-Pfd. (Iron & Steel)
Centrais Eletricas de Santa Catarina S.A. (Electric Companies)                                       26,821
Centrais Geradoras do Sul do Brasil S.A."C" (Power Producers-Independent) (a)
Centrais Geradoras do Sul do Brasil S.A.-Pfd. (Power Producers-Independent) (a)
Companhia Brasileira de Distribuicao Grupo Pao de Acucar-Pfd. (Retai-Food Chains)                    55,800



                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                             Infrastructure       International       Latin America
                                                                           ------------------  ------------------ ------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--91.61%

ARGENTINA--1.21%
Banco de Galicia y Buenos Aires S.A. de C.V.-ADR (Banks-Regional)                                                        203,447
Banco Rio de La Plata S.A.-ADR (Banks-Major Regional)                                                                    196,300
Bansud S.A."B" (Banks-Regional) (a)                                                                                       97,476
IRSA Inversiones y Representaciones S.A.-GDR (Land Development)                                                          113,713
Nortel Inversora S.A.-ADR (Telephone)                                                                                    310,400
Telefonica de Argentina S.A.-ADR (Telephone)                                                                             120,131
YPF Sociedad Anonima-ADR (Oil-International Integrated)


AUSTRALIA--2.06%
AMP Ltd. (Insurance-Life/Health) (a)
Australia & New Zealand Banking Group Ltd. (Banks-Major Regional)                                      76,511
Brambles Industries Ltd. (Air Freight)
Broken Hill Proprietary Co. Ltd. (Conglomerates)
Cable & Wireless Optus, Ltd. (Telephone) (a)
EVN A.G. (Electric Companies)                                                     56,641
Foster's Brewing Group Ltd. (Beverages-Alcoholic)                                                      59,540
Futuris Corp. Ltd. (Automobile/Truck Parts & Tires)                                                    80,992
Lend Lease Corp. Ltd. (Engineering & Construction)
National Australia Bank Ltd. (Banks-Foreign)
News Corp. Ltd.-Pfd. (Entertainment)
North Ltd. (Metals Mining)
Primamedic Ltd. (Pharmaceuticals) (a)
Rio Tinto Ltd. (Metals Mining)
Santos Ltd. (Oil & Gas-Exploration & Production)
TABCORP Holdings Ltd. (Leisure Time Products)
Telstra Corporation Ltd. (Telephone)
Western Mining Corp. Ltd. (Metals-Miscellaneous)
Woolworths Ltd. (Retail-Specialty)                                                                     78,585

BELGIUM--2.60%
Barco N.V. (Manufacturing-Diversified)
Colruyt N.V. (Retail-Food Chains)
Delhaize-Le Lion, S.A. (Retail-Food & Drug) (a)
Mobistar S.A. (Telecommunications-Cellular/Wireless) (a)
Solvay S.A. (Chemicals-Diversified)
UCB S.A. (Manufacturing-Diversified)


BRAZIL--2.21%
Caemi Mineracao E Metalurgia S.A.-Pfd. (Iron & Steel)                                                  27,502
Centrais Eletricas de Santa Catarina S.A. (Electric Companies)
Centrais Geradoras do Sul do Brasil S.A."C" (Power Producers-Independent) (a)                          11,041
Centrais Geradoras do Sul do Brasil S.A.-Pfd. (Power Producers-Independent) (a)                        12,613
Companhia Brasileira de Distribuicao Grupo Pao de Acucar-Pfd. (Retai-Food Chains)


                                                                           GT Global Variable   AIM V.I. International    ProForma
                                                                               New Pacific             Equity             Combining
                                                                           ------------------   ----------------------    ---------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--91.61%

ARGENTINA--1.21%
Banco de Galicia y Buenos Aires S.A. de C.V.-ADR (Banks-Regional)                                                          241,129
Banco Rio de La Plata S.A.-ADR (Banks-Major Regional)                                                                      196,300
Bansud S.A."B" (Banks-Regional) (a)                                                                                         97,476
IRSA Inversiones y Representaciones S.A.-GDR (Land Development)                                                            113,713
Nortel Inversora S.A.-ADR (Telephone)                                                                                      340,800
Telefonica de Argentina S.A.-ADR (Telephone)                                                           818,569             973,985
YPF Sociedad Anonima-ADR (Oil-International Integrated)                                              1,841,081           1,910,925
                                                                                                                         3,874,328

AUSTRALIA--2.06%
AMP Ltd. (Insurance-Life/Health) (a)                                              358,258            1,529,244           1,887,502
Australia & New Zealand Banking Group Ltd. (Banks-Major Regional)                 372,744                                  449,254
Brambles Industries Ltd. (Air Freight)                                            384,555                                  384,555
Broken Hill Proprietary Co. Ltd. (Conglomerates)                                  167,791                                  167,791
Cable & Wireless Optus, Ltd. (Telephone) (a)                                       68,886              562,851             631,737
EVN A.G. (Electric Companies)                                                                                               56,641
Foster's Brewing Group Ltd. (Beverages-Alcoholic)                                317,186                                   376,726
Futuris Corp. Ltd. (Automobile/Truck Parts & Tires)                                                                         80,992
Lend Lease Corp. Ltd. (Engineering & Construction)                               280,189                                   280,189
National Australia Bank Ltd. (Banks-Foreign)                                     555,809                                   555,809
News Corp. Ltd.-Pfd. (Entertainment)                                             322,855                                   322,855
North Ltd. (Metals Mining)                                                       106,681                                   106,681
Primamedic Ltd. (Pharmaceuticals) (a)                                                                                       78,845
Rio Tinto Ltd. (Metals Mining)                                                   136,287                                   136,287
Santos Ltd. (Oil & Gas-Exploration & Production)                                  86,893                                    86,893
TABCORP Holdings Ltd. (Leisure Time Products)                                    217,979                                   217,979
Telstra Corporation Ltd. (Telephone)                                             494,749                                   494,749
Western Mining Corp. Ltd. (Metals-Miscellaneous)                                 109,354                                   109,354
Woolworths Ltd. (Retail-Specialty)                                                79,265                                   157,850
                                                                                                                         6,582,689

BELGIUM--2.60%
Barco N.V. (Manufacturing-Diversified)                                                               1,123,010           1,123,010
Colruyt N.V. (Retail-Food Chains)                                                                    2,167,294           2,167,294
Delhaize-Le Lion, S.A. (Retail-Food & Drug) (a)                                                      2,551,664           2,551,664
Mobistar S.A. (Telecommunications-Cellular/Wireless) (a)                                                                   421,221
Solvay S.A. (Chemicals-Diversified)                                                                                         74,964
UCB S.A. (Manufacturing-Diversified)                                                                 1,963,531           1,963,531
                                                                                                                         8,301,684

BRAZIL--2.21%
Caemi Mineracao E Metalurgia S.A.-Pfd. (Iron & Steel)                                                                       27,502
Centrais Eletricas de Santa Catarina S.A. (Electric Companies)                                                              26,821
Centrais Geradoras do Sul do Brasil S.A."C" (Power Producers-Independent) (a)                                               11,041
Centrais Geradoras do Sul do Brasil S.A.-Pfd. (Power Producers-Independent) (a)                                             12,613
Companhia Brasileira de Distribuicao Grupo Pao de Acucar-Pfd. (Retai-Food Chains)                      894,350             950,150

                                  Market Value


                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                            Natural Resources   Emerging Markets       Europe
                                                                           ------------------  ------------------ ------------------
Companhia Brasileira de Petroleo Ipiranga-Pfd. (Oil & Gas-Refining &
Marketing)
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP Rights,
expire 01/04/99 (Cost $0) (Business & Public Services)                                                   0
Companhia Cimento Portland Itau (Construction-Cement & Aggregates) (a)
Companhia de Eletricidade do Estado da Bahia (Electric Companies)                                   33,932
Companhia de Saneamento Basico do Estado de Sao Paulo (Water Utilities                              35,391
Companhia de Tecidos Norte de Minas-Pfd. (Textiles-Specialty)                                       32,391
Companhia Energetica de Minas Gerais-ADR (Electric Companies)                                      110,626
Companhia Energetica de Minas Gerais (Electric Companies)
Companhia Paranaense de Energia (Electric Companies)                                                70,538
Companhia Paranaense de Energia-Copel-ADR (Electric Companies)
Companhia Paulista de Forca e Luz (Electric Companies) (a)
Companhia Vale de Rio Doce-Pfd. A (Iron & Steel)
Eletricidade de Sao Paulo S.A.-Pfd. (Electric Companies)                                            49,329
Embratel Participacoes S.A. ADR (Telephone) (a)
Embratel Participacoes S.A.-Pfd. (Telephone) (a)
Empresa Bandeirante de Energia S.A. (Electric Companies) (a)
Itausa - Investimentos Itau S.A. (Investment Management)
Light - Servicos de Eletricidade S.A. (Electric Companies)
Petroleo Brasileiro S.A.-Petrobras-Pfd. (Oil & Gas-Exploration & Production)                       126,088
Tele Centro Sul Participacoes S.A.-ADR (Telephone)  (a)
Tele Norte Leste Participacoes S.A.-Pfd. (Telephone) (a)
Tele Sudeste Celular Participacoes S.A. (Telecommunications-Cellular/Wireless)
Telebras- ADR Pfd. (Telephone) (a)                                                                 197,129
Tele Celular Sul Participacoes S.A. (Telecommunications-Cellular/Wireless) (a)
Tele Centro Oeste Celular Participacoes S.A
(Telecommunication-Cellular/Wireless)(a)
Telecommunicacoes de Sao Paulo S.A. (Telephone) (a)                                                 59,249
Telecomunicacoes Brasileiras S.A. (Telephone)
Telecomunicacoes Brasileiras S.A.-ADR (Telephone)
Telecomunicacoes de Sao Paulo S.A.-TELESP-Pfd. (Telephone)                                           1,642
Telepar Celular S.A.-Pfd. "B"(Telecommunications-Cellular/Wireless)
Telerj Celular S.A."B" (Telecommunications-Cellular/Wireless) (a)
Telesp Celular Participacoes S.A. (Telecommunications-Cellular/Wireless) (a)
Telesp Celular S.A. (Telecommunications-Cellular/Wireless) (a)
Telesp Celular S.A.-Pfd. (Telecommunications-Cellular/Wireless) (a)
Telesp Participacoes S.A. (Telephone)
Telesp Participacoes S.A.-ADR (Telephone)
Uniao de Bancos Brasileiros S.A.-GDR (Banks-Regional) (b)                                           55,440
Unibanco - Uniao de Bancos Brasileiros S.A. (Banks-Major Regional) (b)                                   9
Usinas Siderurgicas de Minas Gerais S.A. (Manufacturing-Diversified)
Votorantim Celulose e Papel S.A. (Paper & Forest Products) (a)



CANADA--4.38%
ATI Technologies, Inc. (Computers-Hardware) (a)
Bank of Montreal (Banks-Major Regional)
BCE Inc. (Telephone)
Berkley Petroleum Corp. (Oil & Gas-Exploration & Production(a)                   153,909
Bombardier Inc. (Aerospace/Defense)
Canadian National Railway Co. (Railroads)
Cominco Ltd. (Metals Mining)                                                      70,307
Doman Industries Ltd."B" (Construction-Cement & Aggregates) (a)                   27,618
Enerflex Systems Ltd."B" (Manufacturing-Specialized)                              80,980
Imasco Ltd. (Manufacturing-Diversified)
Inco Ltd. (Metals Mining) (a)                                                     63,529
Northern Telecom Ltd.-ADR (Communications Equipment)
Placer Dome Inc. (Gold & Precious Metals Mining)                                  70,150
Potash Corp. of Saskatchewan Inc. (Chemicals)                                     70,263
Royal Bank of Canada (Banks-Major Regional)


                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                             Infrastructure       International       Latin America
                                                                           ------------------  ------------------ ------------------
Companhia Brasileira de Petroleo Ipiranga-Pfd. (Oil & Gas-Refining &
Marketing)                                                                                                                80,944
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP Rights,
expire 01/04/99 (Cost $0) (Business & Public Services)
Companhia Cimento Portland Itau (Construction-Cement & Aggregates) (a)                                                     7,740
Companhia de Eletricidade do Estado da Bahia (Electric Companies)                                                        168,303
Companhia de Saneamento Basico do Estado de Sao Paulo (Water Utilities                                                   138,772
Companhia de Tecidos Norte de Minas-Pfd. (Textiles-Specialty)                                                            113,642
Companhia Energetica de Minas Gerais-ADR (Electric Companies)                                                            239,538
Companhia Energetica de Minas Gerais (Electric Companies)
Companhia Paranaense de Energia (Electric Companies)                                                                      97,420
Companhia Paranaense de Energia-Copel-ADR (Electric Companies)                                                            68,189
Companhia Paulista de Forca e Luz (Electric Companies) (a)                                                                30,969
Companhia Vale de Rio Doce-Pfd. A (Iron & Steel)                                                                         218,129
Eletricidade de Sao Paulo S.A.-Pfd. (Electric Companies)                                                                 134,454
Embratel Participacoes S.A. ADR (Telephone) (a)
Embratel Participacoes S.A.-Pfd. (Telephone) (a)                                                                         161,176
Empresa Bandeirante de Energia S.A. (Electric Companies) (a)                                                              14,381
Itausa - Investimentos Itau S.A. (Investment Management)                                                                 176,000
Light - Servicos de Eletricidade S.A. (Electric Companies)                                                                69,582
Petroleo Brasileiro S.A.-Petrobras-Pfd. (Oil & Gas-Exploration & Production)                                             379,541
Tele Centro Sul Participacoes S.A.-ADR (Telephone)  (a)                                                                  104,531
Tele Norte Leste Participacoes S.A.-Pfd. (Telephone) (a)                                                                  64,563
Tele Sudeste Celular Participacoes S.A. (Telecommunications-Cellular/Wireless)
Telebras- ADR Pfd. (Telephone) (a)                                                                     55,243            417,226
Tele Celular Sul Participacoes S.A. (Telecommunications-Cellular/Wireless) (a)
Tele Centro Oeste Celular Participacoes S.A
(Telecommunication-Cellular/Wireless)(a)
Telecommunicacoes de Sao Paulo S.A. (Telephone) (a)                                                                      122,940
Telecomunicacoes Brasileiras S.A. (Telephone)                                                                            393,043
Telecomunicacoes Brasileiras S.A.-ADR (Telephone)
Telecomunicacoes de Sao Paulo S.A.-TELESP-Pfd. (Telephone)                                                               100,375
Telepar Celular S.A.-Pfd. "B"(Telecommunications-Cellular/Wireless)                                                       33,340
Telerj Celular S.A."B" (Telecommunications-Cellular/Wireless) (a)                                                         32,327
Telesp Celular Participacoes S.A. (Telecommunications-Cellular/Wireless) (a)
Telesp Celular S.A. (Telecommunications-Cellular/Wireless) (a)                                                            26,693
Telesp Celular S.A.-Pfd. (Telecommunications-Cellular/Wireless) (a)                                                       29,129
Telesp Participacoes S.A. (Telephone)                                                                                     94,495
Telesp Participacoes S.A.-ADR (Telephone)
Uniao de Bancos Brasileiros S.A.-GDR (Banks-Regional) (b)                                                                217,299
Unibanco - Uniao de Bancos Brasileiros S.A. (Banks-Major Regional) (b)
Usinas Siderurgicas de Minas Gerais S.A. (Manufacturing-Diversified)                                                      33,817
Votorantim Celulose e Papel S.A. (Paper & Forest Products) (a)                                                            61,341



CANADA--4.38%
ATI Technologies, Inc. (Computers-Hardware) (a)
Bank of Montreal (Banks-Major Regional)
BCE Inc. (Telephone)
Berkley Petroleum Corp. (Oil & Gas-Exploration & Production(a)
Bombardier Inc. (Aerospace/Defense)
Canadian National Railway Co. (Railroads)                                            67,761
Cominco Ltd. (Metals Mining)
Doman Industries Ltd."B" (Construction-Cement & Aggregates) (a)
Enerflex Systems Ltd."B" (Manufacturing-Specialized)
Imasco Ltd. (Manufacturing-Diversified)
Inco Ltd. (Metals Mining) (a)
Northern Telecom Ltd.-ADR (Communications Equipment)
Placer Dome Inc. (Gold & Precious Metals Mining)
Potash Corp. of Saskatchewan Inc. (Chemicals)
Royal Bank of Canada (Banks-Major Regional)                                                            47,531


                                                                                                    AIM V.I.
                                                                           GT Global Variable    International        Pro Forma
                                                                             Infrastructure         Equity            Combining
                                                                           ------------------  ------------------ ------------------
Companhia Brasileira de Petroleo Ipiranga-Pfd. (Oil & Gas-Refining &
Marketing)                                                                                                                80,944
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP Rights,
expire 01/04/99 (Cost $0) (Business & Public Services)                                                                         0
Companhia Cimento Portland Itau (Construction-Cement & Aggregates) (a)                                                     7,740
Companhia de Eletricidade do Estado da Bahia (Electric Companies)                                                        202,235
Companhia de Saneamento Basico do Estado de Sao Paulo (Water Utilities                                                   174,164
Companhia de Tecidos Norte de Minas-Pfd. (Textiles-Specialty)                                                            146,033
Companhia Energetica de Minas Gerais-ADR (Electric Companies)                                                            350,164
Companhia Energetica de Minas Gerais (Electric Companies)                                                 2                    2
Companhia Paranaense de Energia (Electric Companies)                                                                     167,958
Companhia Paranaense de Energia-Copel-ADR (Electric Companies)                                                            68,189
Companhia Paulista de Forca e Luz (Electric Companies) (a)                                                                30,969
Companhia Vale de Rio Doce-Pfd. A (Iron & Steel)                                                                         218,129
Eletricidade de Sao Paulo S.A.-Pfd. (Electric Companies)                                                                 183,783
Embratel Participacoes S.A. ADR (Telephone) (a)                                                     196,519              196,519
Embratel Participacoes S.A.-Pfd. (Telephone) (a)                                                                         161,176
Empresa Bandeirante de Energia S.A. (Electric Companies) (a)                                                              14,381
Itausa - Investimentos Itau S.A. (Investment Management)                                                                 176,000
Light - Servicos de Eletricidade S.A. (Electric Companies)                                                                69,582
Petroleo Brasileiro S.A.-Petrobras-Pfd. (Oil & Gas-Exploration & Production)                        341,717              847,346
Tele Centro Sul Participacoes S.A.-ADR (Telephone)  (a)                                             117,911              222,443
Tele Norte Leste Participacoes S.A.-Pfd. (Telephone) (a)                                                                  64,563
Tele Sudeste Celular Participacoes S.A. (Telecommunications-Cellular/Wireless)                       58,339               58,339
Telebras- ADR Pfd. (Telephone) (a)                                                                                       669,597
Tele Celular Sul Participacoes S.A. (Telecommunications-Cellular/Wireless) (a)                       24,587               24,587
Tele Centro Oeste Celular Participacoes S.A
(Telecommunication-Cellular/Wireless)(a)                                                                  3                   3
Telecommunicacoes de Sao Paulo S.A. (Telephone) (a)                                                                      182,189
Telecomunicacoes Brasileiras S.A. (Telephone)                                                                            393,043
Telecomunicacoes Brasileiras S.A.-ADR (Telephone)                                                     1,542                1,542
Telecomunicacoes de Sao Paulo S.A.-TELESP-Pfd. (Telephone)                                                               102,016
Telepar Celular S.A.-Pfd. "B"(Telecommunications-Cellular/Wireless)                                                       33,340
Telerj Celular S.A."B" (Telecommunications-Cellular/Wireless) (a)                                                         32,327
Telesp Celular Participacoes S.A. (Telecommunications-Cellular/Wireless) (a)                         98,700               98,700
Telesp Celular S.A. (Telecommunications-Cellular/Wireless) (a)                                                            26,693
Telesp Celular S.A.-Pfd. (Telecommunications-Cellular/Wireless) (a)                                 241,763              270,892
Telesp Participacoes S.A. (Telephone)                                                                                     94,495
Telesp Participacoes S.A.-ADR (Telephone)                                                           311,963              311,963
Uniao de Bancos Brasileiros S.A.-GDR (Banks-Regional) (b)                                                                272,739
Unibanco - Uniao de Bancos Brasileiros S.A. (Banks-Major Regional) (b)                                                         9
Usinas Siderurgicas de Minas Gerais S.A. (Manufacturing-Diversified)                                                      33,817
Votorantim Celulose e Papel S.A. (Paper & Forest Products) (a)                                                            61,341
                                                                                                                       7,078,078


CANADA--4.38%
ATI Technologies, Inc. (Computers-Hardware) (a)                                                     491,565              491,565
Bank of Montreal (Banks-Major Regional)                                                           1,411,438            1,411,438
BCE Inc. (Telephone)                                                                              1,221,278            1,221,278
Berkley Petroleum Corp. (Oil & Gas-Exploration & Production(a)                                                           153,909
Bombardier Inc. (Aerospace/Defense)                                                               1,978,562            1,978,562
Canadian National Railway Co. (Railroads)                                                           466,875              534,636
Cominco Ltd. (Metals Mining)                                                                                              70,307
Doman Industries Ltd."B" (Construction-Cement & Aggregates) (a)                                                           27,618
Enerflex Systems Ltd."B" (Manufacturing-Specialized)                                                                      80,980
Imasco Ltd. (Manufacturing-Diversified)                                                           2,043,216            2,043,216
Inco Ltd. (Metals Mining) (a)                                                                                             63,529
Northern Telecom Ltd.-ADR (Communications Equipment)                                                547,215              547,215
Placer Dome Inc. (Gold & Precious Metals Mining)                                                                          70,150
Potash Corp. of Saskatchewan Inc. (Chemicals)                                                                             70,263
Royal Bank of Canada (Banks-Major Regional)                                                       1,626,062            1,673,593

                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                            Natural Resources   Emerging Markets       Europe
                                                                           ------------------  ------------------ ------------------
Suncor Energy, Inc. (Oil-International Integrated)
Teleglobe, Inc. (Telecommunications)
Toronto-Dominion Bank (Banks-Regional)



CHILE--0.48%
Administradora de Fondos de Peniones Provida-ADR (Financial-Diversified)
Banco de A. Edwards-ADR (Banks-Regional)
Compania Cervecerias Unidas S.A.-ADR (Beverages-Alcoholic)
Empresa Nacional de Electricidad S.A.-ADR (Electric Companies)
Enersis S.A.-ADR (Electric Companies)                                                                76,482
Gener S.A.-ADR (Electric Companies)
Quinenco S.A.-ADR (Financial-Diversified)
Sociedad Quimica y Minera de Chile S.A.-ADR (Chemicals)                                              62,659
Sociedad Quimica y Minera de Chile S.A.-ADR (Chemicals)
Supermercados Unimarc S.A.-ADR (Retail-Food Chains)



CHINA--0.02%
Huaneng Power International, Inc.-ADR (Electric Companies) (a)                                       50,402

CROATIA--0.19%
Pliva DD (Health Care - Drugs-Major Pharmaceutical) (c)

DENMARK--0.01%
Tele Danmark A.S.-ADR (Telephone)

ECUADOR--0.02%
La Cemento Nacional-GDR (Construction-Cement & Aggregates) 144A  (a)(c)

EGYPT--0.13%
Arabian International Construction (Construction) (a)                                                10,612
Al-Ahram Beverages Co. S.A.E.-GDR 144A (Beverages-Alcoholic)                                         40,425
Madinet Nasr for Housing & Development Co. (Services-Commercial & Consumer)                          58,952
Misr Elgadida for Housing and Reconstruction (Building Materials)                                   100,067
Misr International Bank-GDR (Banks-Major Regional) (c)                                               58,590
Oriental Weavers "C" (Textiles & Apparel)                                                            30,136
Suez Cement Co.-GDR Reg "S" (Building Materials) (c)                                                 76,691


FINLAND--2.42%
Fortum Corp. (Electric Companies) (a)                                                  9,428
Helsingin Puhelin Oyj (Telecommunications-Cellular/Wireless)                                                            573,301
Nokia Oyj A.B.-Class A (Communications Equipment)                                                                     1,377,224
Nokia Oyj A.B.-Class A-ADR (Communications Equipment)
Raisio Group PLC (Food) (a)                                                                                             340,406
Sonera Group OYJ (Telecommunications-Cellular/Wireless) (a)(c)                                                          229,569
Tieto Corp."B" (Computers-Software & Services)                                                                          615,548


FRANCE--13.31%
Accor S.A. (Lodging-Hotels)
Air Liquide (Chemicals-Specialty)                                                      91,690
Altran Technologies, S.A. (Services-Commercial & Consumer)                                                               82,961
AXA UAP (Insurance-Multi-Line)                                                                                          732,833
Banque Nationale de Paris (Banks - Major Regional)
Cap Gemini Sogeti S.A. (Computer-Software & Services)
Coflexip S.A.-ADR(Manufacturing-Specialized)                                           38,550                           275,857
Compagnie Generale des Eaux (Manufacturing-Diversified)
Danone (Foods)
Dassault Systemes S.A. (Computers & Peripherals)                                                                        674,245
Elf Aquitaine S.A. (Oil & Gas - Refining & Marketing)



                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                             Infrastructure       International       Latin America
                                                                           ------------------  ------------------ ------------------
Suncor Energy, Inc. (Oil-International Integrated)
Teleglobe, Inc. (Telecommunications)
Toronto-Dominion Bank (Banks-Regional)



CHILE--0.48%
Administradora de Fondos de Peniones Provida-ADR (Financial-Diversified)                                                  177,120
Banco de A. Edwards-ADR (Banks-Regional)                                                                                   63,547
Compania Cervecerias Unidas S.A.-ADR (Beverages-Alcoholic)                                                                198,275
Empresa Nacional de Electricidad S.A.-ADR (Electric Companies)                                                            103,513
Enersis S.A.-ADR (Electric Companies)                                                                                     304,588
Gener S.A.-ADR (Electric Companies)                                                                                       124,224
Quinenco S.A.-ADR (Financial-Diversified)                                                                                 118,400
Sociedad Quimica y Minera de Chile S.A.-ADR (Chemicals)
Sociedad Quimica y Minera de Chile S.A.-ADR (Chemicals)                                                                   229,075
Supermercados Unimarc S.A.-ADR (Retail-Food Chains)                                                                        79,144



CHINA--0.02%
Huaneng Power International, Inc.-ADR (Electric Companies) (a)

CROATIA--0.19%
Pliva DD (Health Care - Drugs-Major Pharmaceutical) (c)

DENMARK--0.01%
Tele Danmark A.S.-ADR (Telephone)                                                 33,938

ECUADOR--0.02%
La Cemento Nacional-GDR (Construction-Cement & Aggregates) 144A  (a)(c)           61,359

EGYPT--0.13%
Arabian International Construction (Construction) (a)
Al-Ahram Beverages Co. S.A.E.-GDR 144A (Beverages-Alcoholic)
Madinet Nasr for Housing & Development Co. (Services-Commercial & Consumer)
Misr Elgadida for Housing and Reconstruction (Building Materials)
Misr International Bank-GDR (Banks-Major Regional) (c)
Oriental Weavers "C" (Textiles & Apparel)
Suez Cement Co.-GDR Reg "S" (Building Materials) (c)                              37,050


FINLAND--2.42%
Fortum Corp. (Electric Companies) (a)                                              8,820
Helsingin Puhelin Oyj (Telecommunications-Cellular/Wireless)
Nokia Oyj A.B.-Class A (Communications Equipment)                                                     101,093
Nokia Oyj A.B.-Class A-ADR (Communications Equipment)                            120,438
Raisio Group PLC (Food) (a)
Sonera Group OYJ (Telecommunications-Cellular/Wireless) (a)(c)                     9,713
Tieto Corp."B" (Computers-Software & Services)


FRANCE--13.31%
Accor S.A. (Lodging-Hotels)
Air Liquide (Chemicals-Specialty)
Altran Technologies, S.A. (Services-Commercial & Consumer)
AXA UAP (Insurance-Multi-Line)                                                                        102,889
Banque Nationale de Paris (Banks - Major Regional)
Cap Gemini Sogeti S.A. (Computer-Software & Services)
Coflexip S.A.-ADR(Manufacturing-Specialized)
Compagnie Generale des Eaux (Manufacturing-Diversified)                          191,967               69,004
Danone (Foods)
Dassault Systemes S.A. (Computers & Peripherals)
Elf Aquitaine S.A. (Oil & Gas - Refining & Marketing)


                                                                           GT Global Variable   AIM V.I. International    ProForma
                                                                               New Pacific             Equity             Combining
                                                                           ------------------   ----------------------    ---------
Suncor Energy, Inc. (Oil-International Integrated)                                                    1,142,484           1,142,484
Teleglobe, Inc. (Telecommunications)                                                                  1,419,935           1,419,935
Toronto-Dominion Bank (Banks-Regional)                                                                  988,092             988,092
                                                                                                                         13,988,768

CHILE--0.48%                                                                                                                177,120
Administradora de Fondos de Peniones Provida-ADR (Financial-Diversified)                                                     63,547
Banco de A. Edwards-ADR (Banks-Regional)                                                                                    198,275
Compania Cervecerias Unidas S.A.-ADR (Beverages-Alcoholic)                                                                  103,513
Empresa Nacional de Electricidad S.A.-ADR (Electric Companies)                                                              381,070
Enersis S.A.-ADR (Electric Companies)                                                                                       124,224
Gener S.A.-ADR (Electric Companies)                                                                                         118,400
Quinenco S.A.-ADR (Financial-Diversified)                                                                                    62,659
Sociedad Quimica y Minera de Chile S.A.-ADR (Chemicals)                                                                     229,075
Sociedad Quimica y Minera de Chile S.A.-ADR (Chemicals)                                                                      79,144
Supermercados Unimarc S.A.-ADR (Retail-Food Chains)                                                                       1,537,026

CHINA--0.02%
Huaneng Power International, Inc.-ADR (Electric Companies) (a)                                                               50,402

CROATIA--0.19%
Pliva DD (Health Care - Drugs-Major Pharmaceutical) (c)                                                 597,600             597,600

DENMARK--0.01%
Tele Danmark A.S.-ADR (Telephone)                                                                                            33,938

ECUADOR--0.02%
La Cemento Nacional-GDR (Construction-Cement & Aggregates) 144A  (a)(c)                                                      61,359

EGYPT--0.13%
Arabian International Construction (Construction) (a)                                                                        10,612
Al-Ahram Beverages Co. S.A.E.-GDR 144A (Beverages-Alcoholic)                                                                 40,425
Madinet Nasr for Housing & Development Co. (Services-Commercial & Consumer)                                                  58,952
Misr Elgadida for Housing and Reconstruction (Building Materials)                                                           100,067
Misr International Bank-GDR (Banks-Major Regional) (c)                                                                       58,590
Oriental Weavers "C" (Textiles & Apparel)                                                                                    30,136
Suez Cement Co.-GDR Reg "S" (Building Materials) (c)                                                                        113,741
                                                                                                                            412,524

FINLAND--2.42%
Fortum Corp. (Electric Companies) (a)                                                                                        18,248
Helsingin Puhelin Oyj (Telecommunications-Cellular/Wireless)                                                                573,301
Nokia Oyj A.B.-Class A (Communications Equipment)                                                     3,187,285           4,665,602
Nokia Oyj A.B.-Class A-ADR (Communications Equipment)                                                                       120,438
Raisio Group PLC (Food) (a)                                                                                                 340,406
Sonera Group OYJ (Telecommunications-Cellular/Wireless) (a)(c)                                        1,152,261           1,391,543
Tieto Corp."B" (Computers-Software & Services)                                                                              615,548
                                                                                                                          7,725,085

FRANCE--13.31%
Accor S.A. (Lodging-Hotels)                                                                           1,190,625           1,190,625
Air Liquide (Chemicals-Specialty)                                                                                            91,690
Altran Technologies, S.A. (Services-Commercial & Consumer)                                              940,549           1,023,511
AXA UAP (Insurance-Multi-Line)                                                                        1,883,889           2,719,612
Banque Nationale de Paris (Banks - Major Regional)                                                    2,963,986           2,963,986
Cap Gemini Sogeti S.A. (Computer-Software & Services)                                                 3,337,973           3,337,973
Coflexip S.A.-ADR(Manufacturing-Specialized)                                                                                314,407
Compagnie Generale des Eaux (Manufacturing-Diversified)                                                                     260,971
Danone (Foods)                                                                                        2,290,008           2,290,008
Dassault Systemes S.A. (Computers & Peripherals)                                                                            674,245
Elf Aquitaine S.A. (Oil & Gas - Refining & Marketing)                                                 2,253,690           2,253,690

                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                            Natural Resources   Emerging Markets       Europe
                                                                           ------------------  ------------------ ------------------
Equant N.V. (Computers-Peripherals) (a)                                                                                733,549
Essilor International S.A. (Manufacturing-Specialized)
Etablissements Economiques du Casino Guichard-Perrachon
(Retail-Food Chains) (a)
Genset - ADR (Biotechnology) (a)                                                                                       258,239
Lafarge S.A. (Engineering & Construction)                                         170,999
Legrand S.A. (Housewares)
Pinault-Printemps-Redoute S.A. (Retail-General Merchandise)
Promodes (Retail-Food Chains)
PSA Peugeot Citreon (Automobiles)
Renault S.A. (Automobiles)
Rexal S.A. (Distributors-Food & Health)
Rhone-Poulenc - Class A (Chemicals-Diversified)
Societe Generale (Banks - Major Regional)
Societe Television Francaise 1 (Broadcasting-Television, Radio & Cable)
Suez Lyonnaise des Eaux (Manufacturing-Diversified)
Total S.A. - Class B (Oil & Gas-Refining & Marketing)
Total S.A.-ADR (Oil-International Integrated)                                     149,250
Valeo S.A. (Auto Parts & Equipment)


GERMANY--4.94%
Adidas Salomon A.G. (Footwear)
Allianz A.G. (Insurance-Multi-Line)
BASF A.G. (Chemicals-Diversified)                                                 125,948
Bayerische Vereinsbank A.G. (Banks-Major Regional)
BHF-Bank A.G. (Banks-Major Regional)
DaimlerChrysler A.G. (Automobiles)
Deutsche Lufthansa A.G. (Airlines)
Dresdner Bank A.G. (Banks-Major Regional)
EM.TV & Merchandising A.G. (Broadcasting-Television, Radio, & Cable) (a)                                               364,288
Fresenius A.G.-Pfd. (Machinery-Diversified)
Karstadt A.G. (Retail-Department Stores)
MAN A.G. (Manufacturing-Diversified)
Mannesmann A.G. (Machinery-Diversifies)                                                                                653,095
MobilCom A.G. (Telecommunications-Cellular/Wireless)                                                                   722,294
Porsche A.G.-Pfd. (Automobiles) (a)                                                                                    492,559
SAP A.G. - Pfd. (Computers-Software & Services)                                                                        523,962
Viag A.G. (Manufacturing-Diversified)


GREECE--0.29%
Alpha Credit Bank (Banks-Regional)                                                                    125,349
Hellenic Telecommunication Organization S.A. (Telecommunication-Cellular
Wireless) (a)                                                                                         132,552
National Bank of Greece S.A. (Banks-Money Center)                                                      92,564
Panafon S.A. (Telecommunications-Cellular/Wireless) (a)                                                17,320           57,082
STET Hellas Telecommunications S.A.-ADR
(Telecommunications-Cellular/Wireless)                                                                 87,251          392,709


HONG KONG--2.27%
Cheung Kong (Holdings) Ltd. (Land Development)
China Telecom Ltd. (Telecommunications - Cellular/Wireless) (a)
CLP Holdings Ltd. (Electric Companies)
Cosco Pacific Ltd. (Financial-Diversified)
Hang Seng Bank Ltd. (Banking)
Hong Kong Telecommunications Ltd. (Telephone)
Hongkong Electric Holdings Ltd. (Electric Companies)
HSBC Holdings PLC (Banks - Major Regional)
Hutchison Whampoa Ltd. (Retail-Food Chains)
New World Development Co. Ltd. (Manufacturing-Diversified)
Ng Fung Hong Ltd. (Foods)
Qingling Motors Co.Ltd. (Trucks & Parts)                                                               19,310


                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                             Infrastructure       International       Latin America
                                                                           ------------------  ------------------ ------------------
Equant N.V. (Computers-Peripherals) (a)                                                              46,825
Essilor International S.A. (Manufacturing-Specialized)
Etablissements Economiques du Casino Guichard-Perrachon
(Retail-Food Chains) (a)
Genset - ADR (Biotechnology) (a)
Lafarge S.A. (Engineering & Construction)                                         71,250
Legrand S.A. (Housewares)
Pinault-Printemps-Redoute S.A. (Retail-General Merchandise)                                          64,391
Promodes (Retail-Food Chains)
PSA Peugeot Citreon (Automobiles)
Renault S.A. (Automobiles)
Rexal S.A. (Distributors-Food & Health)
Rhone-Poulenc - Class A (Chemicals-Diversified)
Societe Generale (Banks - Major Regional)
Societe Television Francaise 1 (Broadcasting-Television, Radio & Cable)
Suez Lyonnaise des Eaux (Manufacturing-Diversified)                               71,885
Total S.A. - Class B (Oil & Gas-Refining & Marketing)
Total S.A.-ADR (Oil-International Integrated)
Valeo S.A. (Auto Parts & Equipment)

GERMANY--4.94%
Adidas Salomon A.G. (Footwear)                                                                        9,341
Allianz A.G. (Insurance-Multi-Line)
BASF A.G. (Chemicals-Diversified)
Bayerische Vereinsbank A.G. (Banks-Major Regional)
BHF-Bank A.G. (Banks-Major Regional)
DaimlerChrysler A.G. (Automobiles)
Deutsche Lufthansa A.G. (Airlines)                                                50,792
Dresdner Bank A.G. (Banks-Major Regional)
EM.TV & Merchandising A.G. (Broadcasting-Television, Radio, & Cable) (a)                             45,895
Fresenius A.G.-Pfd. (Machinery-Diversified)                                                          47,182
Karstadt A.G. (Retail-Department Stores)
MAN A.G. (Manufacturing-Diversified)                                              58,809
Mannesmann A.G. (Machinery-Diversifies)                                          149,004             91,007
MobilCom A.G. (Telecommunications-Cellular/Wireless)
Porsche A.G.-Pfd. (Automobiles) (a)
SAP A.G. - Pfd. (Computers-Software & Services)                                                      65,853
Viag A.G. (Manufacturing-Diversified)                                             58,629

GREECE--0.29%
Alpha Credit Bank (Banks-Regional)
Hellenic Telecommunication Organization S.A. (Telecommunication-Cellular
Wireless) (a)                                                                        293
National Bank of Greece S.A. (Banks-Money Center)
Panafon S.A. (Telecommunications-Cellular/Wireless) (a)                                              11,985
STET Hellas Telecommunications S.A.-ADR
(Telecommunications-Cellular/Wireless)

HONG KONG--2.27%
Cheung Kong (Holdings) Ltd. (Land Development)
China Telecom Ltd. (Telecommunications - Cellular/Wireless) (a)                   13,837
CLP Holdings Ltd. (Electric Companies)
Cosco Pacific Ltd. (Financial-Diversified)
Hang Seng Bank Ltd. (Banking)
Hong Kong Telecommunications Ltd. (Telephone)
Hongkong Electric Holdings Ltd. (Electric Companies)
HSBC Holdings PLC (Banks - Major Regional)
Hutchison Whampoa Ltd. (Retail-Food Chains)
New World Development Co. Ltd. (Manufacturing-Diversified)
Ng Fung Hong Ltd. (Foods)
Qingling Motors Co.Ltd. (Trucks & Parts)

                                                                           GT Global Variable   AIM V.I. International    ProForma
                                                                               New Pacific             Equity             Combining
                                                                           ------------------   ----------------------    ---------
Equant N.V. (Computers-Peripherals) (a)                                                                                    780,374
Essilor International S.A. (Manufacturing-Specialized)                                                895,429              895,429
Etablissements Economiques du Casino Guichard-Perrachon
(Retail-Food Chains) (a)                                                                            2,124,126            2,124,126
Genset - ADR (Biotechnology) (a)                                                                                           258,239
Lafarge S.A. (Engineering & Construction)                                                                                  242,249
Legrand S.A. (Housewares)                                                                           1,828,232            1,828,232
Pinault-Printemps-Redoute S.A. (Retail-General Merchandise)                                         3,401,091            3,465,483
Promodes (Retail-Food Chains)                                                                       2,653,833            2,653,833
PSA Peugeot Citreon (Automobiles)                                                                   1,083,281            1,083,281
Renault S.A. (Automobiles)                                                                          2,200,376            2,200,376
Rexal S.A. (Distributors-Food & Health)                                                             1,291,994            1,291,994
Rhone-Poulenc - Class A (Chemicals-Diversified)                                                     1,291,486            1,291,486
Societe Generale (Banks - Major Regional)                                                           1,384,337            1,384,337
Societe Television Francaise 1 (Broadcasting-Television, Radio & Cable)                             1,174,881            1,174,881
Suez Lyonnaise des Eaux (Manufacturing-Diversified)                                                 2,382,467            2,454,352
Total S.A. - Class B (Oil & Gas-Refining & Marketing)                                                 961,982              961,982
Total S.A.-ADR (Oil-International Integrated)                                                                              149,250
Valeo S.A. (Auto Parts & Equipment)                                                                 1,181,859            1,181,859
                                                                                                                        42,542,480

GERMANY--4.94%
Adidas Salomon A.G. (Footwear)                                                                                               9,341
Allianz A.G. (Insurance-Multi-Line)                                                                 2,786,606            2,786,606
BASF A.G. (Chemicals-Diversified)                                                                                          125,948
Bayerische Vereinsbank A.G. (Banks-Major Regional)                                                  2,114,438            2,114,438
BHF-Bank A.G. (Banks-Major Regional)                                                                  603,097              603,097
DaimlerChrysler A.G. (Automobiles)                                                                  1,279,752            1,279,752
Deutsche Lufthansa A.G. (Airlines)                                                                                          50,792
Dresdner Bank A.G. (Banks-Major Regional)                                                           1,617,259            1,617,259
EM.TV & Merchandising A.G. (Broadcasting-Television, Radio, & Cable) (a)                                                   410,184
Fresenius A.G.-Pfd. (Machinery-Diversified)                                                                                 47,182
Karstadt A.G. (Retail-Department Stores)                                                            3,236,918            3,236,918
MAN A.G. (Manufacturing-Diversified)                                                                                        58,809
Mannesmann A.G. (Machinery-Diversifies)                                                                                    893,106
MobilCom A.G. (Telecommunications-Cellular/Wireless)                                                                       722,294
Porsche A.G.-Pfd. (Automobiles) (a)                                                                   684,109            1,176,668
SAP A.G. - Pfd. (Computers-Software & Services)                                                                            589,815
Viag A.G. (Manufacturing-Diversified)                                                                                       58,629
                                                                                                                        15,780,837

GREECE--0.29%
Alpha Credit Bank (Banks-Regional)                                                                                         125,349
Hellenic Telecommunication Organization S.A. (Telecommunication-Cellular
Wireless) (a)                                                                                                              132,845
National Bank of Greece S.A. (Banks-Money Center)                                                                           92,564
Panafon S.A. (Telecommunications-Cellular/Wireless) (a)                                                                     86,387
STET Hellas Telecommunications S.A.-ADR
(Telecommunications-Cellular/Wireless)                                                                                     479,959
                                                                                                                           917,104

HONG KONG--2.27%
Cheung Kong (Holdings) Ltd. (Land Development)                                       647,662                               647,662
China Telecom Ltd. (Telecommunications - Cellular/Wireless) (a)                                     1,006,673            1,020,511
CLP Holdings Ltd. (Electric Companies)                                               348,776                               348,776
Cosco Pacific Ltd. (Financial-Diversified)                                                          1,017,400            1,017,400
Hang Seng Bank Ltd. (Banking)                                                        259,226                               259,226
Hong Kong Telecommunications Ltd. (Telephone)                                        349,808                               349,808
Hongkong Electric Holdings Ltd. (Electric Companies)                                 121,336                               121,336
HSBC Holdings PLC (Banks - Major Regional)                                           285,697                               285,697
Hutchison Whampoa Ltd. (Retail-Food Chains)                                          706,716        1,710,253            2,416,969
New World Development Co. Ltd. (Manufacturing-Diversified)                           125,854                               125,854
Ng Fung Hong Ltd. (Foods)                                                                             412,671              412,671
Qingling Motors Co.Ltd. (Trucks & Parts)                                                                                    19,310

                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                            Natural Resources   Emerging Markets       Europe
                                                                           ------------------  ------------------ ------------------
Shanghai Industrial Holdings Ltd. (Manufacturing-Diversified)
Sun Hung Kai Properties Ltd. (Land Development)



Hungary--0.09%
Magyar Tavkozlesi ADR (Telecommunications-Long Distance)                                             132,368
MOL Magyar Olaj-es Gazipari Rt. (Oil-Domestic Integrated) (c)                                        134,810
Richter Gedeon Rt.-GDR (Medical-Drugs)



INDIA--0.11%
Hindalco Industries Ltd.: (Metals - Non-Ferrous)
     GDR                                                                                              28,140
     Common                                                                                            4,833
Hindustan Lever Ltd. (Personal Care)                                                                 149,017
ITC Ltd. (Tobacco)                                                                                   114,922
Ranbaxy Laboratories Ltd. (Health Care-Drugs-Generic & Other)                                         18,953
State Bank of India (Banks-Major Regional)



INDONESIA--0.29%
Gulf Indonesia Resources Ltd. (Oil-International Integrated) (a)
PT Telekomunikasi Indonesia (Telephone) (a)


IRELAND--1.73%
Allied Irish Banks PLC (Banks-Regional)
Bank of Ireland (Banks-Major Regional)
Esat Telecom Group PLC-ADR (Telecommunications-Long Distance) (a)                                                      200,200
Saville Systems Ireland PLC-ADR (Services-Data Processing)                                                             556,700


ISRAEL--0.09%
Bank Leumi Le-Isreal (Banks-Money Center)                                                             37,706
Bezeq Israe;o Telecommunications Corp. Ltd. (Telecommunication-Cellular
Wireless) (a)                                                                                         61,945
Blue Square Chain Investments and Properties Ltd. (Retail-Food Chains)                                33,326
Blue Square-Israel Ltd.-ADR (Retail-Food Chains)                                                      31,125
Makhteshim-Agan Industries Ltd. (Chemicals) (a)                                                       54,031
Teva Pharmaceutical Industries Ltd. (Health Care-Drugs-Generic & Other)                               73,698


ITALY--5.55%
Aeroporti di Roma S.p.A. (Aerospace/Defense) (a)
Assicurazioni Generali (Insurance-Multi-Line)
Banca Commerciale Italiana (Banks-Major Regional)
Banca di Roma (Banks-Major Regional) (a)
Uni Credito Italiano S.p.A. (Banks-Major Regional)                                                                     553,247
Edison S.p.A. (Electric Power) (a)
ENI S.p.A - ADR (Oil-International Integrated)                                     189,700
Ente Nazionale Idrocarburi S.p.A. (Oil & Gas-Refining & Marketing)
Mediolanum (Insurance - Life)                                                                                          416,453
Olivetti S.p.A. (Telecommunications-(Cellular/Wireless) (a)
San Paolo-IMI S.p.A. (Banks-Major Regional)
Telecom Italia Mobile S.p.A. (Telecommunications - Cellular/Wireless)                                                  596,594
Telecom Italia S.p.A. (Telephone)
Telecom Italia S.p.A. (Telephone)                                                                                      545,488


JAPAN--5.91%
Advantest Corp. (Electronics-Instrumentation) (a)
Alps Electric Co., Ltd. (Electronics-Component Distributors) (a)
Asahi Breweries Ltd. (Beverages-Alcoholic)
Bridgestone Corp. (Auto Parts & Equipment)
Canon, Inc. (Office Equipment & Supplies)
Fast Retailing Co. Ltd. (Retail-Specialty Apparel)


                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                             Infrastructure       International       Latin America
                                                                           ------------------  ------------------ ------------------
Shanghai Industrial Holdings Ltd. (Manufacturing-Diversified)
Sun Hung Kai Properties Ltd. (Land Development)



Hungary--0.09%
Magyar Tavkozlesi ADR (Telecommunications-Long Distance)
MOL Magyar Olaj-es Gazipari Rt. (Oil-Domestic Integrated) (c)
Richter Gedeon Rt.-GDR (Medical-Drugs)                                                                32,918



INDIA--0.11%
Hindalco Industries Ltd.: (Metals - Non-Ferrous)
     GDR
     Common
Hindustan Lever Ltd. (Personal Care)
ITC Ltd. (Tobacco)
Ranbaxy Laboratories Ltd. (Health Care-Drugs-Generic & Other)
State Bank of India (Banks-Major Regional)                                                            44,806



INDONESIA--0.29%
Gulf Indonesia Resources Ltd. (Oil-International Integrated) (a)
PT Telekomunikasi Indonesia (Telephone) (a)


IRELAND--1.73%
Allied Irish Banks PLC (Banks-Regional)
Bank of Ireland (Banks-Major Regional)                                                                59,205
Esat Telecom Group PLC-ADR (Telecommunications-Long Distance) (a)                   30,800
Saville Systems Ireland PLC-ADR (Services-Data Processing)


ISRAEL--0.09%
Bank Leumi Le-Isreal (Banks-Money Center)
Bezeq Israe;o Telecommunications Corp. Ltd. (Telecommunication-Cellular
Wireless) (a)
Blue Square Chain Investments and Properties Ltd. (Retail-Food Chains)
Blue Square-Israel Ltd.-ADR (Retail-Food Chains)
Makhteshim-Agan Industries Ltd. (Chemicals) (a)
Teva Pharmaceutical Industries Ltd. (Health Care-Drugs-Generic & Other)


ITALY--5.55%
Aeroporti di Roma S.p.A. (Aerospace/Defense) (a)                                    44,436
Assicurazioni Generali (Insurance-Multi-Line)
Banca Commerciale Italiana (Banks-Major Regional)
Banca di Roma (Banks-Major Regional) (a)
Uni Credito Italiano S.p.A. (Banks-Major Regional)
Edison S.p.A. (Electric Power) (a)                                                  83,622
ENI S.p.A - ADR (Oil-International Integrated)
Ente Nazionale Idrocarburi S.p.A. (Oil & Gas-Refining & Marketing)
Mediolanum (Insurance - Life)
Olivetti S.p.A. (Telecommunications-(Cellular/Wireless) (a)
San Paolo-IMI S.p.A. (Banks-Major Regional)                                                           65,990
Telecom Italia Mobile S.p.A. (Telecommunications - Cellular/Wireless)
Telecom Italia S.p.A. (Telephone)                                                   78,659
Telecom Italia S.p.A. (Telephone)                                                                    166,040


JAPAN--5.91%
Advantest Corp. (Electronics-Instrumentation) (a)
Alps Electric Co., Ltd. (Electronics-Component Distributors) (a)
Asahi Breweries Ltd. (Beverages-Alcoholic)                                                            58,948
Bridgestone Corp. (Auto Parts & Equipment)                                          22,703
Canon, Inc. (Office Equipment & Supplies)                                                             64,126
Fast Retailing Co. Ltd. (Retail-Specialty Apparel)                                                       778


                                                                           GT Global Variable   AIM V.I. International    ProForma
                                                                               New Pacific             Equity             Combining
                                                                           ------------------   ----------------------    ---------
Shanghai Industrial Holdings Ltd. (Manufacturing-Diversified)                      161,609                                  161,609
Sun Hung Kai Properties Ltd. (Land Development)                                     72,931                                   72,931
                                                                                                                          7,259,758


Hungary--0.09%
Magyar Tavkozlesi ADR (Telecommunications-Long Distance)                                                                    132,368
MOL Magyar Olaj-es Gazipari Rt. (Oil-Domestic Integrated) (c)                                                               134,810
Richter Gedeon Rt.-GDR (Medical-Drugs)                                                                                       32,918
                                                                                                                            300,095


INDIA--0.11%
Hindalco Industries Ltd.: (Metals - Non-Ferrous)
     GDR                                                                                                                     28,140
     Common                                                                                                                   4,833
Hindustan Lever Ltd. (Personal Care)                                                                                        149,017
ITC Ltd. (Tobacco)                                                                                                          114,922
Ranbaxy Laboratories Ltd. (Health Care-Drugs-Generic & Other)                                                                18,953
State Bank of India (Banks-Major Regional)                                                                                   44,806

                                                                                                                            360,672

INDONESIA--0.29%
Gulf Indonesia Resources Ltd. (Oil-International Integrated) (a)                                     828,100                828,100
PT Telekomunikasi Indonesia (Telephone) (a)                                         86,538                                   86,538
                                                                                                                            914,638

IRELAND--1.73%
Allied Irish Banks PLC (Banks-Regional)                                                            3,144,447              3,144,447
Bank of Ireland (Banks-Major Regional)                                                             1,543,049              1,602,254
Esat Telecom Group PLC-ADR (Telecommunications-Long Distance) (a)                                                           231,000
Saville Systems Ireland PLC-ADR (Services-Data Processing)                                                                  556,700

                                                                                                                          5,534,401
ISRAEL--0.09%
Bank Leumi Le-Isreal (Banks-Money Center)                                                                                    37,706
Bezeq Israe;o Telecommunications Corp. Ltd. (Telecommunication-Cellular
Wireless) (a)                                                                                                                61,945
Blue Square Chain Investments and Properties Ltd. (Retail-Food Chains)                                                       33,326
Blue Square-Israel Ltd.-ADR (Retail-Food Chains)                                                                             31,125
Makhteshim-Agan Industries Ltd. (Chemicals) (a)                                                                              54,031
Teva Pharmaceutical Industries Ltd. (Health Care-Drugs-Generic & Other)                                                      73,698
                                                                                                                            291,831

ITALY--5.55%
Aeroporti di Roma S.p.A. (Aerospace/Defense) (a)                                                                             44,436
Assicurazioni Generali (Insurance-Multi-Line)                                                      2,049,918              2,049,918
Banca Commerciale Italiana (Banks-Major Regional)                                                    753,930                753,930
Banca di Roma (Banks-Major Regional) (a)                                                           1,646,760              1,646,760
Uni Credito Italiano S.p.A. (Banks-Major Regional)                                                 1,975,950              2,529,198
Edison S.p.A. (Electric Power) (a)                                                                                           83,622
ENI S.p.A - ADR (Oil-International Integrated)                                                                              189,700
Ente Nazionale Idrocarburi S.p.A. (Oil & Gas-Refining & Marketing)                                 1,235,070              1,235,070
Mediolanum (Insurance - Life)                                                                                               416,453
Olivetti S.p.A. (Telecommunications-(Cellular/Wireless) (a)                                        1,315,121              1,315,121
San Paolo-IMI S.p.A. (Banks-Major Regional)                                                        2,158,330              2,224,320
Telecom Italia Mobile S.p.A. (Telecommunications - Cellular/Wireless)                              2,000,484              2,597,078
Telecom Italia S.p.A. (Telephone)                                                                                            78,659
Telecom Italia S.p.A. (Telephone)                                                                  1,855,600              2,567,128
                                                                                                                         17,731,392

JAPAN--5.91%
Advantest Corp. (Electronics-Instrumentation) (a)                                                  2,199,079              2,199,079
Alps Electric Co., Ltd. (Electronics-Component Distributors) (a)                                     863,206                863,206
Asahi Breweries Ltd. (Beverages-Alcoholic)                                                                                   58,948
Bridgestone Corp. (Auto Parts & Equipment)                                                                                   22,703
Canon, Inc. (Office Equipment & Supplies)                                                                                    64,126
Fast Retailing Co. Ltd. (Retail-Specialty Apparel)                                                                              778

                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                            Natural Resources   Emerging Markets       Europe
                                                                           ------------------  ------------------ ------------------
Hoya Corp.(Manufacturing-Specialized) (a)
Mabuchi Motor Co., Ltd. (Electrical Equipment)
Matsushita Communication Industrial Co., Ltd. (Telephone) (a)
Matsushita-Kotobuki Electronics Industries Ltd. (Electronics-Component
Distributors)
Murata Manufacturing Co., Ltd. (Electronics- Component Distributors)
Nichiei Co., Ltd. (Banks-Money Center)
Nippon Telegraph & Telephone Corp. (Telephone)
Nippon Television Network Corp. (Broadcasting-Television, Radio & Cable)
NTT Data Corp. (Computers-Software & Services) (a)
NTT Mobile Communications Network, Inc.
(Telecommunications-Cellular/Wireless) (a)
Okuma Corp. (Machine Tools) (a)
Omron Corp. (Electronics- Component Distributors) (a)
SMC Corp. (Machinery-Diversified)
Sony Corp. (Electronics-Component Distributors)
Takeda Chemical Industries (Health Care-Drugs-Generic & Other)
TDK Corp. (Electrical Equipment)
Tokyo Electron Ltd. (Electronics-Semiconductors) (a)


LUXEMBOURG--0.04%
Quilmes Industrial S.A. (Beverages-Alcoholic)

MALAYSIA--0.05%
Berjaya Sports Toto Berhad (Investments) (d)
Malaysia International Shipping Berhad (Shipping) (d)
Telekom Malaysia Berhad (Telephone)
YTL Power International Berhad (Electric Companies) (d)


MEXICO--2.79%
Alpha S.A. de C.V. (Manufacturing-Diversified)
Apasco S.A. de C.V. (Construction-Cement & Aggregates)                                                34,657
ARA, S.A. de C.V. (Homebuilding) (a)                                                                  38,384
Carso Global Telecom (Telephone) (a)
Cemex S.A. de CV (Construction-Cement & Aggregates)                                                   50,133
Cifra S.A. de C.V. (Retail-General Merchandise) (a)                                                   67,630
Cintra S.A. (Airlines) (a)
Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)
Controladora Comercial Mexicana S.A. de C.V. (Retail-Department
Stores) (a)(e)
Corporacion GEO S.A. de C.V."B" (Construction-Cement & Aggregates) (a)                                39,444
Desc S.A. de C.V.-ADR (Manufacturing-Diversified)
El Puerto de Liverpool S.A. de C.V. (Retail-Department Stores)
Formento Economico Mexicano, S.A. de C.V.-ADR "B" (Beverages-Alcoholic)                               94,971
Grupo Carso S.A. de C.V. (Manufacturing-Diversified) (a)                                              86,545
Grupo Cementos de Chihuahua S.A. de C.V."B" (Construction-Cement & Aggregates)
Grupo Financiero Banamex Accival, S.A. de C.V."B" (Financial-Diversified)(a)                          53,838
Grupo Financiero Banorte S.A. de C.V."B" (Financial-Diversified) (a)
Grupo Industrial Maseca S.A. de C.V.-Class B  (Foods)
Grupo Industrial Saltillo, S.A. de C.V."B" (Shipping)
Grupo Mexico S.A. (Metals Mining)
Grupo Modelo S.A. de C.V.-Series C (Beverages-Alcoholic)
Grupo Posadas S.A."L" (Lodging-Hotels) (a)
Grupo Posadas S.A."A" (Lodging-Hotels) (a)
Grupo Televisa S.A.-GDR (Entertainment) (a)
Industrias Penoles S.A. (Metals Mining)
Kimberly-Clark de Mexico, S.A. de C.V.-Class A (Paper & Forest Products)
Panamerican Beverages, Inc.-Class A (Beverages-Non-Alcoholic)                                         65,437
Pepsi-Gemex S.A.-GDR (Beverages-Non-alcoholic)
Sanluis Corporacion S.A. de C.V. (Metal Fabricators) (a)
Telefonos de Mexico S.A.-ADR (Telephone)                                                              88,514


                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                             Infrastructure       International       Latin America
                                                                           ------------------  ------------------ -----------------
-
Hoya Corp.(Manufacturing-Specialized) (a)
Mabuchi Motor Co., Ltd. (Electrical Equipment)                                                        68,906
Matsushita Communication Industrial Co., Ltd. (Telephone) (a)
Matsushita-Kotobuki Electronics Industries Ltd. (Electronics-Component
Distributors)                                                                                         43,193
Murata Manufacturing Co., Ltd. (Electronics- Component Distributors)
Nichiei Co., Ltd. (Banks-Money Center)                                                                47,796
Nippon Telegraph & Telephone Corp. (Telephone)
Nippon Television Network Corp. (Broadcasting-Television, Radio & Cable)
NTT Data Corp. (Computers-Software & Services) (a)
NTT Mobile Communications Network, Inc.
(Telecommunications-Cellular/Wireless) (a)                                          41,158            41,158
Okuma Corp. (Machine Tools) (a)
Omron Corp. (Electronics- Component Distributors) (a)
SMC Corp. (Machinery-Diversified)
Sony Corp. (Electronics-Component Distributors)
Takeda Chemical Industries (Health Care-Drugs-Generic & Other)                                        77,005
TDK Corp. (Electrical Equipment)
Tokyo Electron Ltd. (Electronics-Semiconductors) (a)


LUXEMBOURG--0.04%
Quilmes Industrial S.A. (Beverages-Alcoholic)                                                                           123,856

MALAYSIA--0.05%
Berjaya Sports Toto Berhad (Investments) (d)
Malaysia International Shipping Berhad (Shipping) (d)
Telekom Malaysia Berhad (Telephone)
YTL Power International Berhad (Electric Companies) (d)


MEXICO--2.79%
Alpha S.A. de C.V. (Manufacturing-Diversified)                                                                          112,533
Apasco S.A. de C.V. (Construction-Cement & Aggregates)                                                                  190,716
ARA, S.A. de C.V. (Homebuilding) (a)
Carso Global Telecom (Telephone) (a)                                                                                    324,891
Cemex S.A. de CV (Construction-Cement & Aggregates)
Cifra S.A. de C.V. (Retail-General Merchandise) (a)
Cintra S.A. (Airlines) (a)                                                                                               20,353
Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)
Controladora Comercial Mexicana S.A. de C.V. (Retail-Department
Stores) (a)(e)                                                                                                          124,798
Corporacion GEO S.A. de C.V."B" (Construction-Cement & Aggregates) (a)                                                   72,222
Desc S.A. de C.V.-ADR (Manufacturing-Diversified)                                                                       154,843
El Puerto de Liverpool S.A. de C.V. (Retail-Department Stores)                                                            6,356
Formento Economico Mexicano, S.A. de C.V.-ADR "B" (Beverages-Alcoholic)                                                 481,913
Grupo Carso S.A. de C.V. (Manufacturing-Diversified) (a)                                                                284,412
Grupo Cementos de Chihuahua S.A. de C.V."B" (Construction-Cement & Aggregates)                                           61,654
Grupo Financiero Banamex Accival, S.A. de C.V."B" (Financial-Diversified)(a)                                            110,107
Grupo Financiero Banorte S.A. de C.V."B" (Financial-Diversified) (a)                                                    113,333
Grupo Industrial Maseca S.A. de C.V.-Class B  (Foods)                                                                   103,919
Grupo Industrial Saltillo, S.A. de C.V."B" (Shipping)                                                                    85,327
Grupo Mexico S.A. (Metals Mining)                                                                                        51,333
Grupo Modelo S.A. de C.V.-Series C (Beverages-Alcoholic)
Grupo Posadas S.A."L" (Lodging-Hotels) (a)                                                                               28,891
Grupo Posadas S.A."A" (Lodging-Hotels) (a)                                                                               20,533
Grupo Televisa S.A.-GDR (Entertainment) (a)                                                                             281,438
Industrias Penoles S.A. (Metals Mining)                                                                                 177,576
Kimberly-Clark de Mexico, S.A. de C.V.-Class A (Paper & Forest Products)                                                205,864
Panamerican Beverages, Inc.-Class A (Beverages-Non-Alcoholic)
Pepsi-Gemex S.A.-GDR (Beverages-Non-alcoholic)                                                                           87,500
Sanluis Corporacion S.A. de C.V. (Metal Fabricators) (a)                                                                 57,344
Telefonos de Mexico S.A.-ADR (Telephone)


                                                                           GT Global Variable   AIM V.I. International    ProForma
                                                                               New Pacific             Equity             Combining
                                                                           ------------------   ----------------------    ---------
Hoya Corp.(Manufacturing-Specialized) (a)                                                            827,580               827,580
Mabuchi Motor Co., Ltd. (Electrical Equipment)                                                                              68,906
Matsushita Communication Industrial Co., Ltd. (Telephone) (a)                                        754,824               754,824
Matsushita-Kotobuki Electronics Industries Ltd. (Electronics-Component
Distributors)                                                                                                               43,193
Murata Manufacturing Co., Ltd. (Electronics- Component Distributors)                                 830,235               830,235
Nichiei Co., Ltd. (Banks-Money Center)                                                                                      47,796
Nippon Telegraph & Telephone Corp. (Telephone)                                                     1,157,727             1,157,727
Nippon Television Network Corp. (Broadcasting-Television, Radio & Cable)                             792,857               792,857
NTT Data Corp. (Computers-Software & Services) (a)                                                 1,812,400             1,812,400
NTT Mobile Communications Network, Inc.
(Telecommunications-Cellular/Wireless) (a)                                                                                  41,158
Okuma Corp. (Machine Tools) (a)                                                                    1,066,915             1,066,915
Omron Corp. (Electronics- Component Distributors) (a)                                                780,988               780,988
SMC Corp. (Machinery-Diversified)                                                                    471,039               471,039
Sony Corp. (Electronics-Component Distributors)                                                    1,223,792             1,223,792
Takeda Chemical Industries (Health Care-Drugs-Generic & Other)                                     2,040,627             2,117,631
TDK Corp. (Electrical Equipment)                                                                   1,554,346             1,554,346
Tokyo Electron Ltd. (Electronics-Semiconductors) (a)                                               2,088,423             2,088,423
                                                                                                                        18,888,652

LUXEMBOURG--0.04%
Quilmes Industrial S.A. (Beverages-Alcoholic)                                                                              123,856

MALAYSIA--0.05%
Berjaya Sports Toto Berhad (Investments) (d)                                        23,908                                  23,908
Malaysia International Shipping Berhad (Shipping) (d)                               40,570                                  40,570
Telekom Malaysia Berhad (Telephone)                                                 38,925                                  38,925
YTL Power International Berhad (Electric Companies) (d)                             47,211                                  47,211
                                                                                                                           150,614

MEXICO--2.79%
Alpha S.A. de C.V. (Manufacturing-Diversified)                                                                             112,533
Apasco S.A. de C.V. (Construction-Cement & Aggregates)                                                                     225,373
ARA, S.A. de C.V. (Homebuilding) (a)                                                                                        38,384
Carso Global Telecom (Telephone) (a)                                                                                       324,891
Cemex S.A. de CV (Construction-Cement & Aggregates)                                                                         50,133
Cifra S.A. de C.V. (Retail-General Merchandise) (a)                                                                         67,630
Cintra S.A. (Airlines) (a)                                                                                                  20,353
Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)                                                   527,350               527,350
Controladora Comercial Mexicana S.A. de C.V. (Retail-Department
Stores) (a)(e)                                                                                                             124,798
Corporacion GEO S.A. de C.V."B" (Construction-Cement & Aggregates) (a)                                                     111,667
Desc S.A. de C.V.-ADR (Manufacturing-Diversified)                                                                          154,843
El Puerto de Liverpool S.A. de C.V. (Retail-Department Stores)                                                               6,356
Formento Economico Mexicano, S.A. de C.V.-ADR "B" (Beverages-Alcoholic)                            1,882,920             2,459,804
Grupo Carso S.A. de C.V. (Manufacturing-Diversified) (a)                                                                   370,958
Grupo Cementos de Chihuahua S.A. de C.V."B" (Construction-Cement & Aggregates)                                              61,654
Grupo Financiero Banamex Accival, S.A. de C.V."B" (Financial-Diversified)(a)                       1,005,622             1,169,568
Grupo Financiero Banorte S.A. de C.V."B" (Financial-Diversified) (a)                                                       113,333
Grupo Industrial Maseca S.A. de C.V.-Class B  (Foods)                                                                      103,919
Grupo Industrial Saltillo, S.A. de C.V."B" (Shipping)                                                                       85,327
Grupo Mexico S.A. (Metals Mining)                                                                                           51,333
Grupo Modelo S.A. de C.V.-Series C (Beverages-Alcoholic)                                             818,955               818,955
Grupo Posadas S.A."L" (Lodging-Hotels) (a)                                                                                  28,891
Grupo Posadas S.A."A" (Lodging-Hotels) (a)                                                                                  20,533
Grupo Televisa S.A.-GDR (Entertainment) (a)                                                          831,969             1,113,406
Industrias Penoles S.A. (Metals Mining)                                                                                    177,576
Kimberly-Clark de Mexico, S.A. de C.V.-Class A (Paper & Forest Products)                                                   205,864
Panamerican Beverages, Inc.-Class A (Beverages-Non-Alcoholic)                                                               65,437
Pepsi-Gemex S.A.-GDR (Beverages-Non-alcoholic)                                                                              87,500
Sanluis Corporacion S.A. de C.V. (Metal Fabricators) (a)                                                                    57,344
Telefonos de Mexico S.A.-ADR (Telephone)                                                                                    88,514

                                  MARKET VALUE

                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                            Natural Resources   Emerging Markets       Europe
                                                                           ------------------  ------------------ ------------------

Tubos de Acero de Mexico S.A.-ADR (Oil & Gas-Drilling & Equipment) (a)                                64,375


NETHERLANDS--5.87%
Benckiser N.V. (Household Products/Non-durables)
Core Laboratories N.V. (Oil & Gas-Drilling & Equipment)                             49,725
Equant N.V. (Computers-Networking) (a)
Getronics N.V. (Computers-Software & Services)
Heineken N.V. (Beverages-Alcoholic)
IHC Caland N.V. (Manufacturing-Specialized)
ING Groep N.V. (Insurance Brokers)                                                                                     531,228
Koninklijke Ahold N.V. (Retail-Food Chains)
Koninklijke KPN N.V. (Telecommunications-Long Distance)
Koninklijke Numico N.V. (Foods)
Laurus N.V. (Retail-General Merchandise)
Randstad Holdings N.V. (Services-Commercial & Consumer)
TNT Post Group N.V. (Air Freight)                                                                                      880,346
Vendex N.V. (Retail-General Merchandise)
Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit (Publishing)
Wolters Kluwer N.V. (Specialty Printing) (a)


NEW ZEALAND--0.05%
Telecom Corp. of New Zealand Ltd. (Telephone)
Telecom Corporation of New Zealand Ltd. (Telephone)


NORWAY--0.23%
Merkantildata A.S.A (Services-Commercial & Consumer)
Petroleum Geo-Services ASA (Energy Equipment & Services) (a)                                                           313,898


PAKISTAN--0.00%
Engro Chemicals Pakistan Ltd. (Chemicals)                                                              2,660
Pakistan State Oil Co. Ltd. (Oil-International Integrated)                                             1,387


PERU--0.07%
Credicorp Limited-ADR (Financial-Diversified) (a)
Credicorp Ltd.-ADR (Financial-Diversified)                                                            55,620
Telefonica del Peru S.A.-ADR (Telecommunications-Long Distance)                                       65,975
Cerveceria Backus & Johnston S.A. (Beverages-Alcoholic)


PHILIPPINES--0.39%
Manila Electric Co. "B"(Electric Power)
Philippine Long Distance Telephone Co. (Telephone)
Philippine Long Distance Telephone Co.-ADR (Telephone)


POLAND--0.04%
BIG Bank Gdanski S.A. - Reg S GDR (Banks - Regional) (c)                                              40,650
Kredyt Bank PBI S.A.-GDR (Banks-Regional) (a)(c)                                                      26,512
Telekomunikacja Polsha S.A.-GDR (Telephone)                                                           58,854
Zaklady Piwowarskie w Zywcu S.A.(Beverages-Alcoholic)                                                 12,342


PORTUGAL--2.20%
Banco Comercial Portugues, S.A. (Banks-Major Regional)
BPI-SGPS S.A. (Banks-Regional)                                                                                         262,968
Brisa Auto-Estradas de Portugal, S.A. (Engineering & Construction)
Electricidade de Portugal, S.A.-ADR (Electric Companies)
Electricidade de Portugal, S.A. (Water Utilities)
Portugal Telecom S.A. (Telephone)
Telecel-Comunicacaoes Pessoais, S.A. (Telecommunications-Cellular/Wireless)                                            587,395


                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                             Infrastructure       International      Latin America
                                                                           ------------------  ------------------ ------------------
Tubos de Acero de Mexico S.A.-ADR (Oil & Gas-Drilling & Equipment) (a)


NETHERLANDS--5.87%
Benckiser N.V. (Household Products/Non-durables)                                                      82,581
Core Laboratories N.V. (Oil & Gas-Drilling & Equipment)
Equant N.V. (Computers-Networking) (a)                                           127,488
Getronics N.V. (Computers-Software & Services)
Heineken N.V. (Beverages-Alcoholic)
IHC Caland N.V. (Manufacturing-Specialized)
ING Groep N.V. (Insurance Brokers)                                                                    91,383
Koninklijke Ahold N.V. (Retail-Food Chains)                                                           78,445
Koninklijke KPN N.V. (Telecommunications-Long Distance)                                               64,562
Koninklijke Numico N.V. (Foods)
Laurus N.V. (Retail-General Merchandise)
Randstad Holdings N.V. (Services-Commercial & Consumer)
TNT Post Group N.V. (Air Freight)                                                                     87,229
Vendex N.V. (Retail-General Merchandise)
Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit (Publishing)
Wolters Kluwer N.V. (Specialty Printing) (a)                                                          96,268


NEW ZEALAND--0.05%
Telecom Corp. of New Zealand Ltd. (Telephone)                                                         69,839
Telecom Corporation of New Zealand Ltd. (Telephone)                                                    4,975


NORWAY--0.23%
Merkantildata A.S.A (Services-Commercial & Consumer)
Petroleum Geo-Services ASA (Energy Equipment & Services) (a)


PAKISTAN--0.00%
Engro Chemicals Pakistan Ltd. (Chemicals)
Pakistan State Oil Co. Ltd. (Oil-International Integrated)


PERU--0.07%
Credicorp Limited-ADR (Financial-Diversified) (a)                                                                        86,760
Credicorp Ltd.-ADR (Financial-Diversified)
Telefonica del Peru S.A.-ADR (Telecommunications-Long Distance)
Cerveceria Backus & Johnston S.A. (Beverages-Alcoholic)                                                                   2,058


PHILIPPINES--0.39%
Manila Electric Co. "B"(Electric Power)
Philippine Long Distance Telephone Co. (Telephone)
Philippine Long Distance Telephone Co.-ADR (Telephone)


POLAND--0.04%
BIG Bank Gdanski S.A. - Reg S GDR (Banks - Regional) (c)
Kredyt Bank PBI S.A.-GDR (Banks-Regional) (a)(c)
Telekomunikacja Polsha S.A.-GDR (Telephone)
Zaklady Piwowarskie w Zywcu S.A.(Beverages-Alcoholic)


PORTUGAL--2.20%
Banco Comercial Portugues, S.A. (Banks-Major Regional)
BPI-SGPS S.A. (Banks-Regional)                                                                        69,292
Brisa Auto-Estradas de Portugal, S.A. (Engineering & Construction)                94,137
Electricidade de Portugal, S.A.-ADR (Electric Companies)
Electricidade de Portugal, S.A. (Water Utilities)                                 50,684
Portugal Telecom S.A. (Telephone)
Telecel-Comunicacaoes Pessoais, S.A. (Telecommunications-Cellular/Wireless)                           98,615


                                                                           GT Global Variable   AIM V.I. International   ProForma
                                                                               New Pacific             Equity            Combining
                                                                           ------------------  -----------------------  ------------
Tubos de Acero de Mexico S.A.-ADR (Oil & Gas-Drilling & Equipment) (a)                                                        64,375
                                                                                                                           8,908,602

NETHERLANDS--5.87%
Benckiser N.V. (Household Products/Non-durables)                                                                              82,581
Core Laboratories N.V. (Oil & Gas-Drilling & Equipment)                                                                       49,725
Equant N.V. (Computers-Networking) (a)                                                                                       127,488
Getronics N.V. (Computers-Software & Services)                                                       2,104,408             2,104,408
Heineken N.V. (Beverages-Alcoholic)                                                                  2,815,675             2,815,675
IHC Caland N.V. (Manufacturing-Specialized)                                                            460,973               460,973
ING Groep N.V. (Insurance Brokers)                                                                                           622,611
Koninklijke Ahold N.V. (Retail-Food Chains)                                                          1,914,024             1,992,470
Koninklijke KPN N.V. (Telecommunications-Long Distance)                                                                       64,562
Koninklijke Numico N.V. (Foods)                                                                      1,238,952             1,238,952
Laurus N.V. (Retail-General Merchandise)                                                               590,039               590,039
Randstad Holdings N.V. (Services-Commercial & Consumer)                                                699,074               699,074
TNT Post Group N.V. (Air Freight)                                                                                            967,575
Vendex N.V. (Retail-General Merchandise)                                                               810,904               810,904
Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit (Publishing)                                 3,396,380             3,396,380
Wolters Kluwer N.V. (Specialty Printing) (a)                                                         2,642,014             2,738,281
                                                                                                                          18,761,697

NEW ZEALAND--0.05%
Telecom Corp. of New Zealand Ltd. (Telephone)                                                                                 69,839
Telecom Corporation of New Zealand Ltd. (Telephone)                                 70,699                                    75,674
                                                                                                                             145,514

NORWAY--0.23%
Merkantildata A.S.A (Services-Commercial & Consumer)                                                   434,371               434,371
Petroleum Geo-Services ASA (Energy Equipment & Services) (a)                                                                 313,898
                                                                                                                             748,269

PAKISTAN--0.00%
Engro Chemicals Pakistan Ltd. (Chemicals)                                                                                      2,660
Pakistan State Oil Co. Ltd. (Oil-International Integrated)                                                                     1,387
                                                                                                                               4,047

PERU--0.07%
Credicorp Limited-ADR (Financial-Diversified) (a)                                                                             86,760
Credicorp Ltd.-ADR (Financial-Diversified)                                                                                    55,620
Telefonica del Peru S.A.-ADR (Telecommunications-Long Distance)                                                               65,975
Cerveceria Backus & Johnston S.A. (Beverages-Alcoholic)                                                                        2,058
                                                                                                                             210,413

PHILIPPINES--0.39%
Manila Electric Co. "B"(Electric Power)                                            253,774                                   253,774
Philippine Long Distance Telephone Co. (Telephone)                                 273,290             429,935               703,226
Philippine Long Distance Telephone Co.-ADR (Telephone)                                                 300,875               300,875
                                                                                                                           1,257,875

POLAND--0.04%
BIG Bank Gdanski S.A. - Reg S GDR (Banks - Regional) (c)                                                                      40,650
Kredyt Bank PBI S.A.-GDR (Banks-Regional) (a)(c)                                                                              26,512
Telekomunikacja Polsha S.A.-GDR (Telephone)                                                                                   58,854
Zaklady Piwowarskie w Zywcu S.A.(Beverages-Alcoholic)                                                                         12,342
                                                                                                                             138,358

PORTUGAL--2.20%
Banco Comercial Portugues, S.A. (Banks-Major Regional)                                               2,037,072             2,037,072
BPI-SGPS S.A. (Banks-Regional)                                                                                               332,260
Brisa Auto-Estradas de Portugal, S.A. (Engineering & Construction)                                                            94,137
Electricidade de Portugal, S.A.-ADR (Electric Companies)                                               614,963               614,963
Electricidade de Portugal, S.A. (Water Utilities)                                                      550,915               601,599
Portugal Telecom S.A. (Telephone)                                                                    1,647,469             1,647,469
Telecel-Comunicacaoes Pessoais, S.A. (Telecommunications-Cellular/Wireless)                          1,022,980             1,708,991

                                  MARKET VALUE

                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                            Natural Resources   Emerging Markets       Europe
                                                                           ------------------  ------------------ ------------------


RUSSIA--0.01%
Surgutneftegaz ADR (Oil-International Integrated)                                                     46,946

SINGAPORE--0.57%
DBS Land Ltd. (Land Development)
Development Bank of Singapore Ltd. (Banks-Major Regional)
Keppel Corp. Ltd. (Engineering & Construction) (a)
Oversea-Chinese Banking Corp. Ltd.(Banks - Major Regional)
Singapore Press Holdings Ltd. (Publishing-Newspapers)
Singapore Technologies Engineering Ltd. (Engineering & Construction)
United Overseas Bank Ltd. (Banks-Major Regional)


SOUTH AFRICA--0.12%
Anglo American Platinum Corp. Ltd. (Metals Mining)                                                    61,702
Liberty Life Association of Africa Ltd. (Insurance Brokers)                                           82,025
Rembrandt Group Ltd. (Investment Management)                                                          66,776
Sanlam Ltd. (Insurance-Life/Health)                                                                   62,044
South African Breweries Ltd. (Beverages - Alcoholic)                                                 103,001
Truworths International Ltd. (Textiles-Apparel)                                                        2,171


SOUTH KOREA--0.57%
Korea Electric Power Corp. (Electric Companies)
Korea Electric Power Corp.-ADR (Electric Companies)
LG Information & Communication (Communications Equipment)
ML-Kospi300 Call Warrant
Pohang Iron & Steel Co. Ltd. ADR (Iron & Steel)                                    131,625            70,503
Samsung Display Devices Co. (Electronics-Component Distributors)
Samsung Electronics (Electronics-Component Distributors)
Samsung Fire & Marine Insurance (Insurance-Multi-line Property)
Samsung Fire & Marine Insurance (Electronics Component Distributors)
Rights, expire 01/13/99 (cost $0)


SPAIN--2.51%
Corp. Financiera Reunida, S.A. (Investment Management) (a)
Endesa S.A. (Electric Companies)
Endesa S.A.-ADR (Electric Companies)
Iberdrola S.A. (Electric Companies)
Repsol S.A. (Oil & Gas-Refining & Marketing)                                        79,925
Tabacalera S.A. (Tobacco) (a)                                                                                          425,860
Telefonica de Espana (Telephone)
Telefonica de Espana Rights, expiring 01/30/99 (Telephone)
Union Electrica Fenosa, S.A. (Electric Companies)


SWEDEN--1.54%
Assa Abloy A.B.-Class B (Metal Fabricators)                                                                            264,187
ForeningsSparbanken A.B.-Class A (Banks-Major Regional)                                                                391,138
Hennes & Mauritz A.B.-Class B (Retail-Specialty-Apparel)
Nordbanken Holding A.B. (Banks - Major Regional)                                                                       389,622
Skandia Forsakrings A.B. (Insurance Brokers) (a)                                                                       377,482
Telefonaktiebolaget LM Ericsson - Class B (Communications Equipment)                                                   738,249
WM-Data A.B. (Computers-Software & Services)


SWITZERLAND--4.70%
Adecco S.A. (Services-Commercial & Consumer) (a)
Julius Baer Holding A.G. (Banks-Major Regional) (a)
Nestle S.A.Registered (Foods)                                                                                          563,946
Novartis A.G. (Health Care-Diversified)                                                                                853,335


                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                             Infrastructure       International       Latin America
                                                                           ------------------  ------------------ ------------------

RUSSIA--0.01%
Surgutneftegaz ADR (Oil-International Integrated)

SINGAPORE--0.57%
DBS Land Ltd. (Land Development)
Development Bank of Singapore Ltd. (Banks-Major Regional)
Keppel Corp. Ltd. (Engineering & Construction) (a)
Oversea-Chinese Banking Corp. Ltd.(Banks - Major Regional)
Singapore Press Holdings Ltd. (Publishing-Newspapers)
Singapore Technologies Engineering Ltd. (Engineering & Construction)
United Overseas Bank Ltd. (Banks-Major Regional)                                                      32,774


SOUTH AFRICA--0.12%
Anglo American Platinum Corp. Ltd. (Metals Mining)
Liberty Life Association of Africa Ltd. (Insurance Brokers)
Rembrandt Group Ltd. (Investment Management)
Sanlam Ltd. (Insurance-Life/Health)
South African Breweries Ltd. (Beverages - Alcoholic)
Truworths International Ltd. (Textiles-Apparel)


SOUTH KOREA--0.57%
Korea Electric Power Corp. (Electric Companies)
Korea Electric Power Corp.-ADR (Electric Companies)                                31,375
LG Information & Communication (Communications Equipment)
ML-Kospi300 Call Warrant
Pohang Iron & Steel Co. Ltd. ADR (Iron & Steel)                                    50,625
Samsung Display Devices Co. (Electronics-Component Distributors)
Samsung Electronics (Electronics-Component Distributors)
Samsung Fire & Marine Insurance (Insurance-Multi-line Property)
Samsung Fire & Marine Insurance (Electronics Component Distributors)
Rights, expire 01/13/99 (cost $0)


SPAIN--2.51%
Corp. Financiera Reunida, S.A. (Investment Management) (a)
Endesa S.A. (Electric Companies)
Endesa S.A.-ADR (Electric Companies)                                              180,900
Iberdrola S.A. (Electric Companies)                                                74,752
Repsol S.A. (Oil & Gas-Refining & Marketing)
Tabacalera S.A. (Tobacco) (a)                                                                         52,187
Telefonica de Espana (Telephone)                                                                      50,810
Telefonica de Espana Rights, expiring 01/30/99 (Telephone)                                             1,015
Union Electrica Fenosa, S.A. (Electric Companies)                                  51,841


SWEDEN--1.54%
Assa Abloy A.B.-Class B (Metal Fabricators)
ForeningsSparbanken A.B.-Class A (Banks-Major Regional)
Hennes & Mauritz A.B.-Class B (Retail-Specialty-Apparel)
Nordbanken Holding A.B. (Banks - Major Regional)                                                      69,419
Skandia Forsakrings A.B. (Insurance Brokers) (a)                                                      56,182
Telefonaktiebolaget LM Ericsson - Class B (Communications Equipment)
WM-Data A.B. (Computers-Software & Services)


SWITZERLAND--4.70%
Adecco S.A. (Services-Commercial & Consumer) (a)                                                      82,188
Julius Baer Holding A.G. (Banks-Major Regional) (a)
Nestle S.A.Registered (Foods)                                                                        104,515
Novartis A.G. (Health Care-Diversified)                                                               90,446


                                                                           GT Global Variable   AIM V.I. International    ProForma
                                                                               New Pacific             Equity             Combining
                                                                           ------------------   ----------------------    ---------
                                                                                                                           7,036,490
RUSSIA--0.01%
Surgutneftegaz ADR (Oil-International Integrated)                                                                             46,946

SINGAPORE--0.57%
DBS Land Ltd. (Land Development)                                                   294,635                                  294,635
Development Bank of Singapore Ltd. (Banks-Major Regional)                          269,185                                  269,185
Keppel Corp. Ltd. (Engineering & Construction) (a)                                                      581,473             581,473
Oversea-Chinese Banking Corp. Ltd.(Banks - Major Regional)                         271,598                                  271,598
Singapore Press Holdings Ltd. (Publishing-Newspapers)                              224,381                                  224,381
Singapore Technologies Engineering Ltd. (Engineering & Construction)               214,732                                  214,732
United Overseas Bank Ltd. (Banks-Major Regional)                                                                             32,774
                                                                                                                          1,888,777

SOUTH AFRICA--0.12%
Anglo American Platinum Corp. Ltd. (Metals Mining)                                                                           61,702
Liberty Life Association of Africa Ltd. (Insurance Brokers)                                                                  82,025
Rembrandt Group Ltd. (Investment Management)                                                                                 66,776
Sanlam Ltd. (Insurance-Life/Health)                                                                                          62,044
South African Breweries Ltd. (Beverages - Alcoholic)                                                                        103,001
Truworths International Ltd. (Textiles-Apparel)                                                                               2,171
                                                                                                                            377,720

SOUTH KOREA--0.57%
Korea Electric Power Corp. (Electric Companies)                                    124,167                                  124,167
Korea Electric Power Corp.-ADR (Electric Companies)                                                                          31,375
LG Information & Communication (Communications Equipment)                          191,916                                  191,916
ML-Kospi300 Call Warrant                                                           206,838                                  206,838
Pohang Iron & Steel Co. Ltd. ADR (Iron & Steel)                                                                             252,753
Samsung Display Devices Co. (Electronics-Component Distributors)                   247,083                                  247,083
Samsung Electronics (Electronics-Component Distributors)                           269,000                                  269,000
Samsung Fire & Marine Insurance (Insurance-Multi-line Property)                    499,500                                  499,500
Samsung Fire & Marine Insurance (Electronics Component Distributors)
Rights, expire 01/13/99 (cost $0)                                                   58,763                                   58,763
                                                                                                                          1,881,394

SPAIN--2.51%
Corp. Financiera Reunida, S.A. (Investment Management) (a)                                              742,373             742,373
Endesa S.A. (Electric Companies)                                                                      1,302,119           1,302,119
Endesa S.A.-ADR (Electric Companies)                                                                                        180,900
Iberdrola S.A. (Electric Companies)                                                                   2,765,820           2,840,572
Repsol S.A. (Oil & Gas-Refining & Marketing)                                                                                 79,925
Tabacalera S.A. (Tobacco) (a)                                                                                               478,047
Telefonica de Espana (Telephone)                                                                      2,260,710           2,311,520
Telefonica de Espana Rights, expiring 01/30/99 (Telephone)                                               45,143              46,157
Union Electrica Fenosa, S.A. (Electric Companies)                                                                            51,841
                                                                                                                          8,033,454

SWEDEN--1.54%
Assa Abloy A.B.-Class B (Metal Fabricators)                                                                                 264,187
ForeningsSparbanken A.B.-Class A (Banks-Major Regional)                                                                     391,138
Hennes & Mauritz A.B.-Class B (Retail-Specialty-Apparel)                                              1,752,343           1,752,343
Nordbanken Holding A.B. (Banks - Major Regional)                                                                            459,041
Skandia Forsakrings A.B. (Insurance Brokers) (a)                                                                            433,664
Telefonaktiebolaget LM Ericsson - Class B (Communications Equipment)                                                        738,249
WM-Data A.B. (Computers-Software & Services)                                                            873,522             873,522
                                                                                                                          4,912,144

SWITZERLAND--4.70%
Adecco S.A. (Services-Commercial & Consumer) (a)                                                      1,187,154           1,269,342
Julius Baer Holding A.G. (Banks-Major Regional) (a)                                                     764,601             764,601
Nestle S.A.Registered (Foods)                                                                         1,741,917           2,410,377
Novartis A.G. (Health Care-Diversified)                                                               2,713,370           3,657,151

                                  MARKET VALUE

                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                            Natural Resources   Emerging Markets       Europe
                                                                           ------------------  ------------------ ------------------
Roche Holding A.G. (Conglomerates)                                                                                     610,253
Swisscom A. G. (Telephone) (a)                                                                                         592,922
UBS A.G. Registered (Banks-Major Regional)                                                                             554,082
Zurich Allied A.G. (Insurance-Multi-Line) (a)                                                                          596,928


THAILAND--0.07%
Electricity Generating Public Co. Ltd. (Electric Companies) (a)
PTT Exploration and Production Public Co. Ltd. (Oil &
Gas-Exploration & Production) (a)


TAIWAN--0.09%
GT Taiwan Fund (Country Funds) (a)(g)                                                                277,083

TURKEY--0.05%
Haci Omer Sabanci Holding A.S. (Investment Management)                                                41,758
Turkiye Is Bankasi (Isbank) (Banks-Money Center)                                                      54,875
Yapi ve Kredi Bankasi A.S. (Banks-Money Center)|                                                      47,645


U.S.A.--2.32%
AES Corp. (Power Producers-Independent) (a)
AirTouch Communications, Inc. (Telecommunications-Cellualar & Wireless) (a)
Aluminum Company of America (Aluminum)                                            82,019
Amoco Corp. (Oil-International Integrated)                                       156,975
AMR Corp. (Airlines) (a)
Banco Latinoamericano de Exportaciones, S.A."E" (Banking)
Bell Atlantic Corp. (Telephone)
Centex Construction Products, Inc. (Construction-Cement & Aggregates)            125,938
Centex Corp. (Homebuilding)                                                      126,175
Chevron Corp. (Oil-International Integrated)                                     116,113
Chiquita Brands International (Foods)                                             15,300
Cisco Systems, Inc. (Computers-Networking) (a)
CMS Energy Corp. (Electric Companies)
Coastal Corp. (The) (Natural Gas)                                                188,663
COMAIR Holdings Inc. (Airlines)
Crompton & Knowles Corp. (Chemicals-Specialty)                                   128,263
Dole Food Co., Inc. (Foods)                                                       36,000
Dominion Resources, Inc. (Electric Companies)
Du Pont (E.I.) de Nemours & Co. (Chemicals)                                       63,675
El Paso Energy Corp. (Natural Gas)                                               128,806
Enron Corp. (Natural Gas)                                                        131,244
FPL Group, Inc. (Electric Companies)
Freeport-McMoRan Copper & Gold, Inc."B" (Metals Mining)                           79,325
General Dynamics Corp. (Aerospace/Defense)
GPU, Inc. (Electric Companies)
Gulfstream Aerospace Corp. (Aerospace/Defense) (a)
Harken Energy Corp. (Oil & Gas-Exploration & Production) (a)
Houston Industries, Inc. (Electric Companies)
Ingersoll-Rand Co. (Machinery-Diversified)
Interstate Energy Corp. (Electric Companies)
J. Ray McDermott, S.A. (Oil & Gas-Drilling & Equipment) 48,875                    48,875
Kaufman and Broad Home Corporation (Home Building)
L-3 Communications Holdings, Inc. (Communications Equipment) (a)
Lafarge Corp. (Construciton-Cement & Aggregates)                                  72,900
Martin Marietta Materials, Inc. (Construction-Cement & Aggregates)               273,625
MCI WorldCom, Inc. (Telecommunications-Long Distance) (a)
Merrill Lynch International & Co. KOSPI 200 - Wts. (Investment-Bank
Brockerage), expiring 09/09/99                                                                       264,124
Mobil Corp. (Oil-International Integrated)                                       487,900
Montana Power Co. (Electric Companies)                                           181,000


                                                                           GT Global Variable  GT Global Variable GT Global Variable
                                                                             Infrastructure       International       Latin America
                                                                           ------------------  ------------------ ------------------
Roche Holding A.G. (Conglomerates)                                                                  134,256
Swisscom A. G. (Telephone) (a)                                                    98,820             87,515
UBS A.G. Registered (Banks-Major Regional)                                                           98,647
Zurich Allied A.G. (Insurance-Multi-Line) (a)                                                       108,128


THAILAND--0.07%
Electricity Generating Public Co. Ltd. (Electric Companies) (a)
PTT Exploration and Production Public Co. Ltd. (Oil &
Gas-Exploration & Production) (a)


TAIWAN--0.09%
GT Taiwan Fund (Country Funds) (a)(g)

TURKEY--0.05%
Haci Omer Sabanci Holding A.S. (Investment Management)
Turkiye Is Bankasi (Isbank) (Banks-Money Center)
Yapi ve Kredi Bankasi A.S. (Banks-Money Center)|


U.S.A.--2.32%
AES Corp. (Power Producers-Independent) (a)                                      131,939
AirTouch Communications, Inc. (Telecommunications-Cellualar & Wireless) (a)       50,488
Aluminum Company of America (Aluminum)
Amoco Corp. (Oil-International Integrated)
AMR Corp. (Airlines) (a)                                                          29,688
Banco Latinoamericano de Exportaciones, S.A."E" (Banking)                                                                 45,104
Bell Atlantic Corp. (Telephone)                                                  113,625
Centex Construction Products, Inc. (Construction-Cement & Aggregates)
Centex Corp. (Homebuilding)                                                       72,100
Chevron Corp. (Oil-International Integrated)
Chiquita Brands International (Foods)
Cisco Systems, Inc. (Computers-Networking) (a)                                   129,381
CMS Energy Corp. (Electric Companies)                                             62,969
Coastal Corp. (The) (Natural Gas)
COMAIR Holdings Inc. (Airlines)                                                  108,000
Crompton & Knowles Corp. (Chemicals-Specialty)
Dole Food Co., Inc. (Foods)
Dominion Resources, Inc. (Electric Companies)                                    144,925
Du Pont (E.I.) de Nemours & Co. (Chemicals)
El Paso Energy Corp. (Natural Gas)                                                59,181
Enron Corp. (Natural Gas)                                                        133,070
FPL Group, Inc. (Electric Companies)                                              73,950
Freeport-McMoRan Copper & Gold, Inc."B" (Metals Mining)
General Dynamics Corp. (Aerospace/Defense)                                        29,313
GPU, Inc. (Electric Companies)                                                    57,444
Gulfstream Aerospace Corp. (Aerospace/Defense) (a)                                71,462
Harken Energy Corp. (Oil & Gas-Exploration & Production) (a)                                                              54,037
Houston Industries, Inc. (Electric Companies)                                    147,775
Ingersoll-Rand Co. (Machinery-Diversified)                                        75,100
Interstate Energy Corp. (Electric Companies)                                      72,434
J. Ray McDermott, S.A. (Oil & Gas-Drilling & Equipment) 48,875
Kaufman and Broad Home Corporation (Home Building)                               115,000
L-3 Communications Holdings, Inc. (Communications Equipment) (a)                   4,656
Lafarge Corp. (Construciton-Cement & Aggregates)
Martin Marietta Materials, Inc. (Construction-Cement & Aggregates)               100,682
MCI WorldCom, Inc. (Telecommunications-Long Distance) (a)                        143,500
Merrill Lynch International & Co. KOSPI 200 - Wts. (Investment-Bank
Brockerage), expiring 09/09/99
Mobil Corp. (Oil-International Integrated)
Montana Power Co. (Electric Companies)                                           90,500


                                                                           GT Global Variable   AIM V.I. International    ProForma
                                                                               New Pacific             Equity             Combining
                                                                           ------------------   ----------------------    ---------
Roche Holding A.G. (Conglomerates)                                                                                          744,509
Swisscom A. G. (Telephone) (a)                                                                                              779,256
UBS A.G. Registered (Banks-Major Regional)                                                             2,184,062          2,836,791
Zurich Allied A.G. (Insurance-Multi-Line) (a)                                                          1,851,515          2,556,572
                                                                                                                         15,018,600
                                                                                                                            138,771
THAILAND--0.07%
Electricity Generating Public Co. Ltd. (Electric Companies) (a)                  138,771                                     93,349
PTT Exploration and Production Public Co. Ltd. (Oil &                                                                       232,119
Gas-Exploration & Production) (a)                                                 93,349

                                                                                                                            277,083
TAIWAN--0.09%
GT Taiwan Fund (Country Funds) (a)(g)
                                                                                                                             41,758
TURKEY--0.05%                                                                                                                54,875
Haci Omer Sabanci Holding A.S. (Investment Management)                                                                       47,645
Turkiye Is Bankasi (Isbank) (Banks-Money Center)                                                                            144,278
Yapi ve Kredi Bankasi A.S. (Banks-Money Center)|

                                                                                                                            131,939
U.S.A.--2.32%                                                                                                                50,488
AES Corp. (Power Producers-Independent) (a)                                                                                  82,019
AirTouch Communications, Inc. (Telecommunications-Cellualar & Wireless) (a)                                                 156,975
Aluminum Company of America (Aluminum)                                                                                       29,688
Amoco Corp. (Oil-International Integrated)                                                                                   45,104
AMR Corp. (Airlines) (a)                                                                                                    113,625
Banco Latinoamericano de Exportaciones, S.A."E" (Banking)                                                                   125,938
Bell Atlantic Corp. (Telephone)                                                                                             198,275
Centex Construction Products, Inc. (Construction-Cement & Aggregates)                                                       116,113
Centex Corp. (Homebuilding)                                                                                                  15,300
Chevron Corp. (Oil-International Integrated)                                                                                129,381
Chiquita Brands International (Foods)                                                                                        62,969
Cisco Systems, Inc. (Computers-Networking) (a)                                                                              188,663
CMS Energy Corp. (Electric Companies)                                                                                       108,000
Coastal Corp. (The) (Natural Gas)                                                                                           128,263
COMAIR Holdings Inc. (Airlines)                                                                                              36,000
Crompton & Knowles Corp. (Chemicals-Specialty)                                                                              144,925
Dole Food Co., Inc. (Foods)                                                                                                  63,675
Dominion Resources, Inc. (Electric Companies)                                                                               187,987
Du Pont (E.I.) de Nemours & Co. (Chemicals)                                                                                 264,314
El Paso Energy Corp. (Natural Gas)                                                                                           73,950
Enron Corp. (Natural Gas)                                                                                                    79,325
FPL Group, Inc. (Electric Companies)                                                                                         29,313
Freeport-McMoRan Copper & Gold, Inc."B" (Metals Mining)                                                                      57,444
General Dynamics Corp. (Aerospace/Defense)                                                                                   71,462
GPU, Inc. (Electric Companies)                                                                                               54,037
Gulfstream Aerospace Corp. (Aerospace/Defense) (a)                                                                          147,775
Harken Energy Corp. (Oil & Gas-Exploration & Production) (a)                                                                 75,100
Houston Industries, Inc. (Electric Companies)                                                                                72,434
Ingersoll-Rand Co. (Machinery-Diversified)                                                                                   48,875
Interstate Energy Corp. (Electric Companies)                                                                                115,000
J. Ray McDermott, S.A. (Oil & Gas-Drilling & Equipment) 48,875                                                                4,656
Kaufman and Broad Home Corporation (Home Building)                                                                           72,900
L-3 Communications Holdings, Inc. (Communications Equipment) (a)                                                            374,307
Lafarge Corp. (Construciton-Cement & Aggregates)                                                                            143,500
Martin Marietta Materials, Inc. (Construction-Cement & Aggregates)
MCI WorldCom, Inc. (Telecommunications-Long Distance) (a)                                                                   264,124
Merrill Lynch International & Co. KOSPI 200 - Wts. (Investment-Bank                                                         487,900
Brockerage), expiring 09/09/99                                                                                              271,500
Mobil Corp. (Oil-International Integrated)
Montana Power Co. (Electric Companies)

                                                                                   GT Global Variable    GT Global Variable
                                                                                    Natural Resources     Emerging Markets
                                                                                   ------------------    ------------------
PacifiCorp (Electric Companies)                                                           71,613
Pinnacle West Capital Corp. (Electric Companies)
PT Telekomunikasi Indonesia -ADR (Telephone)
Public Service Enterprise Group Inc. (Electric Companies)                                                        78,000
Pulte Corp. (Homebuilding)                                                                61,188
Questar Corp. (Natural Gas)                                                              131,750
SBC Communications, Inc. (Telephone-Regional/Local)
Scheid Vineyards Inc.-Class A (Beverages-Alcoholic)                                       50,213
Solutia Inc. (Chemicals)                                                                 136,488
Southdown, Inc. (Construction-Cement & Aggregates)                                       183,659
Stillwater Mining Co. (Gold & Precious Metals Mining) (a)                                180,400
Tekelec (Communications Equipment) (a)
Tele-Communications, Inc.-Class A (Broadcasting-Television, Radio & Cable) (a)
Tellabs, Inc. (Communications Equipment) (a)
Tesoro Petroleum Corp. (Oil & Gas-Refining & Marketing)                                   25,463
Texas Utilities Co. (Electric Companies)
Triton Energy Ltd. (Oil & Gas-Exploration & Production) (a)                               45,244
Union Camp Corp. (Containers & Packaging-Paper)                                           74,250
United Technologies Corp. (Manufacturing-Diversified)
USEC Inc. (Manufacturing-Specialized) (a)                                                126,956
US Filter Corp. (Manufacturing -Specialized) (a)                                         121,238
USG Corp. (Building Materials)                                                           185,922
Williams Companies, Inc. (The) (Natural Gas)                                             137,225
W.R. Grace & Co. (Chemicals-Specialty) (a)                                                62,750

UNITED KINGDOM--16.93%
Abbey National PLC (Savings & Loan Companies)
Airtours PLC (Services-Commercial & Consumer)
BG PLC (Oil & Gas-Exploration & Production)
Bodycote International PLC (Chemicals-Specialty)
British Aerospace PLC (Aerospace/Defense)
British Energy PLC (Electric Companies)
Amoco PLC (Oil & Gas-Refining & Marketing)
British Steel PLC- ADR (Iron & Steel)                                                     49,725
Cable & Wireless PLC (Telecommunications-Cellular\Wireless)
Cadbury Schweppes PLC (Foods)
CGU PLC (Insurance Brokers)
Compass Group PLC (Services-Commercial & Consumer)
Computacenter PLC (Computers & Peripherals (a)
Corporate Services Group PLC (Business & Public Services)
CRH PLC (Construction-Cement & Aggregates)                                               144,934
Diageo PLC (Beverages-Alcoholic)
EMAP PLC (Publishing)
EMI Group PLC (Leisure Time-Products)
Energis PLC (Telephone) (a)
General Electric Co. PLC (Manufacturing-Diversified)
GKN PLC (Manufacturing-Diversified)
Glaxo Wellcome PLC (Health Care-Drugs-Generic & Other)
Great Universal Stores PLC (Retail-General Merchandise)
Hanson PLC - ADR (Manufacturing - Diversified)
Hays PLC (Services-Commercial & Consumer)
JBA Holdings PLC (Computer Software/Services)
Kingfisher PLC (Retail-Department Stores)
Ladbroke Group PLC (Leisure Time-Products)
Lloyds TSB Group PLC (Banks-Major Regional)
Logica PLC (Computer Software/Services)
M & G Group PLC (Investment Management)
Misys PLC (Services-Commercial & Consumer)

                                                                                    GT Global Variable       GT Global Variable
                                                                                          Europe               Infrastructure
                                                                                    ------------------       ------------------
PacifiCorp (Electric Companies)
Pinnacle West Capital Corp. (Electric Companies)                                                                    69,749
PT Telekomunikasi Indonesia -ADR (Telephone)
Public Service Enterprise Group Inc. (Electric Companies)                                                           60,000
Pulte Corp. (Homebuilding)
Questar Corp. (Natural Gas)
SBC Communications, Inc. (Telephone-Regional/Local)                                                                160,875
Scheid Vineyards Inc.-Class A (Beverages-Alcoholic)
Solutia Inc. (Chemicals)
Southdown, Inc. (Construction-Cement & Aggregates)                                                                  41,431
Stillwater Mining Co. (Gold & Precious Metals Mining) (a)
Tekelec (Communications Equipment) (a)                                                                              49,688
Tele-Communications, Inc.-Class A (Broadcasting-Television, Radio & Cable) (a)                                     193,594
Tellabs, Inc. (Communications Equipment) (a)                                                                        37,847
Tesoro Petroleum Corp. (Oil & Gas-Refining & Marketing)
Texas Utilities Co. (Electric Companies)                                                                            84,038
Triton Energy Ltd. (Oil & Gas-Exploration & Production) (a)
Union Camp Corp. (Containers & Packaging-Paper)
United Technologies Corp. (Manufacturing-Diversified)                                                              152,250
USEC Inc. (Manufacturing-Specialized) (a)                                                                           55,500
US Filter Corp. (Manufacturing -Specialized) (a)
USG Corp. (Building Materials)
Williams Companies, Inc. (The) (Natural Gas)
W.R. Grace & Co. (Chemicals-Specialty) (a)

UNITED KINGDOM--16.93%
Abbey National PLC (Savings & Loan Companies)                                              540,513
Airtours PLC (Services-Commercial & Consumer)
BG PLC (Oil & Gas-Exploration & Production)                                                                        126,055
Bodycote International PLC (Chemicals-Specialty)
British Aerospace PLC (Aerospace/Defense)                                                                           55,038
British Energy PLC (Electric Companies)
Amoco PLC (Oil & Gas-Refining & Marketing)                                                 410,009
British Steel PLC- ADR (Iron & Steel)
Cable & Wireless PLC (Telecommunications-Cellular\Wireless)
Cadbury Schweppes PLC (Foods)                                                              568,907
CGU PLC (Insurance Brokers)                                                                298,890
Compass Group PLC (Services-Commercial & Consumer)
Computacenter PLC (Computers & Peripherals (a)                                             397,602
Corporate Services Group PLC (Business & Public Services)                                  506,018
CRH PLC (Construction-Cement & Aggregates)                                                                          67,806
Diageo PLC (Beverages-Alcoholic)                                                           285,829
EMAP PLC (Publishing)
EMI Group PLC (Leisure Time-Products)
Energis PLC (Telephone) (a)                                                                214,584
General Electric Co. PLC (Manufacturing-Diversified)                                                               114,861
GKN PLC (Manufacturing-Diversified)
Glaxo Wellcome PLC (Health Care-Drugs-Generic & Other)                                     588,475
Great Universal Stores PLC (Retail-General Merchandise)
Hanson PLC - ADR (Manufacturing - Diversified)                                                                      58,500
Hays PLC (Services-Commercial & Consumer)
JBA Holdings PLC (Computer Software/Services)                                               97,893
Kingfisher PLC (Retail-Department Stores)
Ladbroke Group PLC (Leisure Time-Products)
Lloyds TSB Group PLC (Banks-Major Regional)                                                468,418
Logica PLC (Computer Software/Services)
M & G Group PLC (Investment Management)
Misys PLC (Services-Commercial & Consumer)                                                 464,746

                                                                                     GT Global Variable    GT Global Variable
                                                                                        International        Latin America
                                                                                     ------------------    ------------------
PacifiCorp (Electric Companies)
Pinnacle West Capital Corp. (Electric Companies)
PT Telekomunikasi Indonesia -ADR (Telephone)
Public Service Enterprise Group Inc. (Electric Companies)
Pulte Corp. (Homebuilding)
Questar Corp. (Natural Gas)
SBC Communications, Inc. (Telephone-Regional/Local)
Scheid Vineyards Inc.-Class A (Beverages-Alcoholic)
Solutia Inc. (Chemicals)
Southdown, Inc. (Construction-Cement & Aggregates)
Stillwater Mining Co. (Gold & Precious Metals Mining) (a)
Tekelec (Communications Equipment) (a)
Tele-Communications, Inc.-Class A (Broadcasting-Television, Radio & Cable) (a)
Tellabs, Inc. (Communications Equipment) (a)
Tesoro Petroleum Corp. (Oil & Gas-Refining & Marketing)
Texas Utilities Co. (Electric Companies)
Triton Energy Ltd. (Oil & Gas-Exploration & Production) (a)
Union Camp Corp. (Containers & Packaging-Paper)
United Technologies Corp. (Manufacturing-Diversified)
USEC Inc. (Manufacturing-Specialized) (a)
US Filter Corp. (Manufacturing -Specialized) (a)
USG Corp. (Building Materials)
Williams Companies, Inc. (The) (Natural Gas)
W.R. Grace & Co. (Chemicals-Specialty) (a)

UNITED KINGDOM--16.93%
Abbey National PLC (Savings & Loan Companies)                                              115,499
Airtours PLC (Services-Commercial & Consumer)
BG PLC (Oil & Gas-Exploration & Production)
Bodycote International PLC (Chemicals-Specialty)
British Aerospace PLC (Aerospace/Defense)
British Energy PLC (Electric Companies)
Amoco PLC (Oil & Gas-Refining & Marketing)
British Steel PLC- ADR (Iron & Steel)
Cable & Wireless PLC (Telecommunications-Cellular\Wireless)
Cadbury Schweppes PLC (Foods)
CGU PLC (Insurance Brokers)                                                                 68,809
Compass Group PLC (Services-Commercial & Consumer)
Computacenter PLC (Computers & Peripherals (a)
Corporate Services Group PLC (Business & Public Services)
CRH PLC (Construction-Cement & Aggregates)
Diageo PLC (Beverages-Alcoholic)                                                            90,939
EMAP PLC (Publishing)                                                                       91,737
EMI Group PLC (Leisure Time-Products)                                                       77,498
Energis PLC (Telephone) (a)
General Electric Co. PLC (Manufacturing-Diversified)
GKN PLC (Manufacturing-Diversified)
Glaxo Wellcome PLC (Health Care-Drugs-Generic & Other)
Great Universal Stores PLC (Retail-General Merchandise)                                     71,591
Hanson PLC - ADR (Manufacturing - Diversified)
Hays PLC (Services-Commercial & Consumer)
JBA Holdings PLC (Computer Software/Services)
Kingfisher PLC (Retail-Department Stores)
Ladbroke Group PLC (Leisure Time-Products)
Lloyds TSB Group PLC (Banks-Major Regional)                                                125,041
Logica PLC (Computer Software/Services)
M & G Group PLC (Investment Management)                                                     66,089
Misys PLC (Services-Commercial & Consumer)

                                                                                    GT Global Variable   AIM V.I. International
                                                                                       New Pacific              Equity
                                                                                    ------------------   ----------------------
PacifiCorp (Electric Companies)
Pinnacle West Capital Corp. (Electric Companies)
PT Telekomunikasi Indonesia -ADR (Telephone)
Public Service Enterprise Group Inc. (Electric Companies)
Pulte Corp. (Homebuilding)
Questar Corp. (Natural Gas)
SBC Communications, Inc. (Telephone-Regional/Local)
Scheid Vineyards Inc.-Class A (Beverages-Alcoholic)
Solutia Inc. (Chemicals)
Southdown, Inc. (Construction-Cement & Aggregates)
Stillwater Mining Co. (Gold & Precious Metals Mining) (a)
Tekelec (Communications Equipment) (a)
Tele-Communications, Inc.-Class A (Broadcasting-Television, Radio & Cable) (a)
Tellabs, Inc. (Communications Equipment) (a)
Tesoro Petroleum Corp. (Oil & Gas-Refining & Marketing)
Texas Utilities Co. (Electric Companies)
Triton Energy Ltd. (Oil & Gas-Exploration & Production) (a)
Union Camp Corp. (Containers & Packaging-Paper)
United Technologies Corp. (Manufacturing-Diversified)
USEC Inc. (Manufacturing-Specialized) (a)
US Filter Corp. (Manufacturing -Specialized) (a)
USG Corp. (Building Materials)
Williams Companies, Inc. (The) (Natural Gas)
W.R. Grace & Co. (Chemicals-Specialty) (a)

UNITED KINGDOM--16.93%
Abbey National PLC (Savings & Loan Companies)
Airtours PLC (Services-Commercial & Consumer)                                                                    859,898
BG PLC (Oil & Gas-Exploration & Production)
Bodycote International PLC (Chemicals-Specialty)                                                                 553,600
British Aerospace PLC (Aerospace/Defense)                                                                      1,915,321
British Energy PLC (Electric Companies)                                                                        2,502,198
Amoco PLC (Oil & Gas-Refining & Marketing)                                                                     1,697,390
British Steel PLC- ADR (Iron & Steel)
Cable & Wireless PLC (Telecommunications-Cellular\Wireless)                                                    1,324,062
Cadbury Schweppes PLC (Foods)
CGU PLC (Insurance Brokers)
Compass Group PLC (Services-Commercial & Consumer)                                                             1,784,980
Computacenter PLC (Computers & Peripherals (a)
Corporate Services Group PLC (Business & Public Services)
CRH PLC (Construction-Cement & Aggregates)
Diageo PLC (Beverages-Alcoholic)
EMAP PLC (Publishing)                                                                                          1,779,313
EMI Group PLC (Leisure Time-Products)
Energis PLC (Telephone) (a)
General Electric Co. PLC (Manufacturing-Diversified)                                                           2,367,551
GKN PLC (Manufacturing-Diversified)                                                                            1,325,365
Glaxo Wellcome PLC (Health Care-Drugs-Generic & Other)
Great Universal Stores PLC (Retail-General Merchandise)
Hanson PLC - ADR (Manufacturing - Diversified)
Hays PLC (Services-Commercial & Consumer)                                                                      2,444,106
JBA Holdings PLC (Computer Software/Services)
Kingfisher PLC (Retail-Department Stores)                                                                      2,821,582
Ladbroke Group PLC (Leisure Time-Products)                                                                       939,156
Lloyds TSB Group PLC (Banks-Major Regional)
Logica PLC (Computer Software/Services)                                                                          803,986
M & G Group PLC (Investment Management)
Misys PLC (Services-Commercial & Consumer)                                                                       927,558

                                                                                         Pro Forma
                                                                                         Combining
                                                                                         ---------
PacifiCorp (Electric Companies)                                                             71,613
Pinnacle West Capital Corp. (Electric Companies)                                            69,749
PT Telekomunikasi Indonesia -ADR (Telephone)                                                78,000
Public Service Enterprise Group Inc. (Electric Companies)                                   60,000
Pulte Corp. (Homebuilding)                                                                  61,188
Questar Corp. (Natural Gas)                                                                131,750
SBC Communications, Inc. (Telephone-Regional/Local)                                        160,875
Scheid Vineyards Inc.-Class A (Beverages-Alcoholic)                                         50,213
Solutia Inc. (Chemicals)                                                                   136,488
Southdown, Inc. (Construction-Cement & Aggregates)                                         225,090
Stillwater Mining Co. (Gold & Precious Metals Mining) (a)                                  180,400
Tekelec (Communications Equipment) (a)                                                      49,688
Tele-Communications, Inc.-Class A (Broadcasting-Television, Radio & Cable) (a)             193,594
Tellabs, Inc. (Communications Equipment) (a)                                                37,847
Tesoro Petroleum Corp. (Oil & Gas-Refining & Marketing)                                     25,463
Texas Utilities Co. (Electric Companies)                                                    84,038
Triton Energy Ltd. (Oil & Gas-Exploration & Production) (a)                                 45,244
Union Camp Corp. (Containers & Packaging-Paper)                                             74,250
United Technologies Corp. (Manufacturing-Diversified)                                      152,250
USEC Inc. (Manufacturing-Specialized) (a)                                                  182,456
US Filter Corp. (Manufacturing -Specialized) (a)                                           121,238
USG Corp. (Building Materials)                                                             185,922
Williams Companies, Inc. (The) (Natural Gas)                                               137,225
W.R. Grace & Co. (Chemicals-Specialty) (a)                                                  62,750
                                                                                         7,400,564
UNITED KINGDOM--16.93%
Abbey National PLC (Savings & Loan Companies)                                              656,011
Airtours PLC (Services-Commercial & Consumer)                                              859,898
BG PLC (Oil & Gas-Exploration & Production)                                                126,055
Bodycote International PLC (Chemicals-Specialty)                                           553,600
British Aerospace PLC (Aerospace/Defense)                                                1,970,359
British Energy PLC (Electric Companies)                                                  2,502,198
Amoco PLC (Oil & Gas-Refining & Marketing)                                               2,107,398
British Steel PLC- ADR (Iron & Steel)                                                       49,725
Cable & Wireless PLC (Telecommunications-Cellular\Wireless)                              1,324,062
Cadbury Schweppes PLC (Foods)                                                              568,907
CGU PLC (Insurance Brokers)                                                                367,699
Compass Group PLC (Services-Commercial & Consumer)                                       1,784,980
Computacenter PLC (Computers & Peripherals (a)                                             397,602
Corporate Services Group PLC (Business & Public Services)                                  506,018
CRH PLC (Construction-Cement & Aggregates)                                                 212,740
Diageo PLC (Beverages-Alcoholic)                                                           376,768
EMAP PLC (Publishing)                                                                    1,871,050
EMI Group PLC (Leisure Time-Products)                                                       77,498
Energis PLC (Telephone) (a)                                                                214,584
General Electric Co. PLC (Manufacturing-Diversified)                                     2,482,412
GKN PLC (Manufacturing-Diversified)                                                      1,325,365
Glaxo Wellcome PLC (Health Care-Drugs-Generic & Other)                                     588,475
Great Universal Stores PLC (Retail-General Merchandise)                                     71,591
Hanson PLC - ADR (Manufacturing - Diversified)                                              58,500
Hays PLC (Services-Commercial & Consumer)                                                2,444,106
JBA Holdings PLC (Computer Software/Services)                                               97,893
Kingfisher PLC (Retail-Department Stores)                                                2,821,582
Ladbroke Group PLC (Leisure Time-Products)                                                 939,156
Lloyds TSB Group PLC (Banks-Major Regional)                                                593,459
Logica PLC (Computer Software/Services)                                                    803,986
M & G Group PLC (Investment Management)                                                     66,089
Misys PLC (Services-Commercial & Consumer)                                               1,392,304

                                                                                     GT Global Variable    GT Global Variable
                                                                                      Natural Resources      Emerging Markets
                                                                                     ------------------    ------------------
National Grid Group PLC (Electric Companies)
Nycomed Amersham PLC. (Healthcare-Drugs-Generic & Other)
Orange PLC (Telecommunications) (a)
Pearson PLC (Specialty Printing)
Provident Financial PLC (Consumer Finance)
Railtrack Group PLC (Shipping)
Rentokil Initial PLC (Services-Commercial & Consumer)
Reuters Group PLC. (Services-Commercial & Consumer)
Rio Tinto PLC (Metals Mining)                                                             74,347
Royal & Sun Alliance Insurance Group PLC (Insurance-Multi-Line)
Safra Republic Holdings, S.A. (Banks-Major Regional)
Schroders PLC (Banks-Regional)
Scottish Power PLC (Electric Companies)
Seton Scholl Healthcare PLC (Health Care-Diversified) (a)
SmithKline Beecham PLC (Healthcare-Diversified)
Somerfield PLC (Retail-Food Chains)
Stagecoach Holdings PLC (Shipping)
Stolt Comex Seaway, S.A. Common (Oil & Gas - Exploration & Production) (a)                27,000
Stolt Comex Seaway, S.A.-ADR (Oil & Gas-Exploration & Production) (a)                      9,844
Unilever PLC (Foods)
United Biscuits Holdings PLC. (Foods)
Vodafone Group PLC (Telecommunications-Cellular/Wireless)
WPP Group PLC (Services-Advertising/Marketing)

VENEZUELA-0.07%
C.A. La Electricidad de Caracas-ADR (Electric Companies)
C.A. La Electricidad de Caracas (Electric Companies)
Corporacion Venezolana de Cementos S.A.C.A."A" (Constructions-Cement & Aggregates)
Corporacion Venezolana de Cementos S.A.C.A."B" (Constructions-Cement & Aggregates)

FIXED INCOME SECURITIES--.62%


HONG KONG--0.05%
Cosco Tresury Co. Ltd. (Financial Diversified), Conv. Gtd. Bonds, 1.00%, 03/13/03

UNITED KINGDOM--0.27%
Airtours PLC, Conv. Sub. Notes, 5.75%, 01/05/04 (f)

U.S.A.--0.30%
Federal Home Loan Mortgage Corp., 4.50%, due 01/04/99

Repurchase Agreements--7.25% (g)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%, collateralized by $525,000 U.S. Treasury Bills
8.75% due 05/15/17 (Market value of collateral is $734,767 including accrued
interest). (cost $716,000)                                                               716,000

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $490,000 U.S. Treasury
Notes, 5.625% due 05/15/99 (Market value of collateral is $496,635 including
accrued interest). (cost $482,000)                                                                              482,000

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $410,000 U.S. Treasury
Notes, 6.25% due 04/30/01 (market value of collateral is $428,450, including accrued interest). (cost $416,000)

                                                                                        GT Global Variable     GT Global Variable
                                                                                               Europe            Infrastructure
                                                                                        ------------------     ------------------
National Grid Group PLC (Electric Companies)                                                                         159,460
Nycomed Amersham PLC. (Healthcare-Drugs-Generic & Other)                                     480,871
Orange PLC (Telecommunications) (a)                                                          958,072
Pearson PLC (Specialty Printing)
Provident Financial PLC (Consumer Finance)
Railtrack Group PLC (Shipping)                                                                                        57,439
Rentokil Initial PLC (Services-Commercial & Consumer)
Reuters Group PLC. (Services-Commercial & Consumer)
Rio Tinto PLC (Metals Mining)
Royal & Sun Alliance Insurance Group PLC (Insurance-Multi-Line)
Safra Republic Holdings, S.A. (Banks-Major Regional)                                         547,834
Schroders PLC (Banks-Regional)
Scottish Power PLC (Electric Companies)                                                                               45,667
Seton Scholl Healthcare PLC (Health Care-Diversified) (a)
SmithKline Beecham PLC (Healthcare-Diversified)                                              622,363
Somerfield PLC (Retail-Food Chains)
Stagecoach Holdings PLC (Shipping)                                                                                    54,870
Stolt Comex Seaway, S.A. Common (Oil & Gas - Exploration & Production) (a)
Stolt Comex Seaway, S.A.-ADR (Oil & Gas-Exploration & Production) (a)
Unilever PLC (Foods)
United Biscuits Holdings PLC. (Foods)
Vodafone Group PLC (Telecommunications-Cellular/Wireless)                                    761,756                  76,235
WPP Group PLC (Services-Advertising/Marketing)

Venezuela-0.07%
C.A. La Electricidad de Caracas-ADR (Electric Companies)
C.A. La Electricidad de Caracas (Electric Companies)
Corporacion Venezolana de Cementos S.A.C.A."A" (Constructions-Cement & Aggregates)
Corporacion Venezolana de Cementos S.A.C.A."B" (Constructions-Cement & Aggregates)

Fixed Income Securities--.62%


HONG KONG--0.05%
Cosco Tresury Co. Ltd. (Financial Diversified), Conv. Gtd. Bonds, 1.00%, 03/13/03

UNITED KINGDOM--0.27%
Airtours PLC, Conv. Sub. Notes, 5.75%, 01/05/04 (f)

U.S.A.--0.30%
Federal Home Loan Mortgage Corp., 4.50%, due 01/04/99

Repurchase Agreements--7.25% (g)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%, collateralized by $525,000 U.S. Treasury Bills
8.75% due 05/15/17 (Market value of collateral is $734,767 including accrued interest). (cost $716,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $490,000 U.S. Treasury
Notes, 5.625% due 05/15/99 (Market value of collateral is $496,635 including accrued interest). (cost $482,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $410,000 U.S. Treasury
Notes, 6.25% due 04/30/01 (market value of collateral is $428,450, including
accrued interest). (cost $416,000)                                                                                   416,000


                                                                                        GT Global Variable   GT Global Variable
                                                                                          International         Latin America
                                                                                        ------------------   ------------------
National Grid Group PLC (Electric Companies)
Nycomed Amersham PLC. (Healthcare-Drugs-Generic & Other)                                      118,341
Orange PLC (Telecommunications) (a)                                                            83,580
Pearson PLC (Specialty Printing)
Provident Financial PLC (Consumer Finance)
Railtrack Group PLC (Shipping)
Rentokil Initial PLC (Services-Commercial & Consumer)
Reuters Group PLC. (Services-Commercial & Consumer)                                            62,920
Rio Tinto PLC (Metals Mining)
Royal & Sun Alliance Insurance Group PLC (Insurance-Multi-Line)                                88,082
Safra Republic Holdings, S.A. (Banks-Major Regional)                                           57,044
Schroders PLC (Banks-Regional)                                                                 74,747
Scottish Power PLC (Electric Companies)
Seton Scholl Healthcare PLC (Health Care-Diversified) (a)
SmithKline Beecham PLC (Healthcare-Diversified)                                               120,055
Somerfield PLC (Retail-Food Chains)
Stagecoach Holdings PLC (Shipping)
Stolt Comex Seaway, S.A. Common (Oil & Gas - Exploration & Production) (a)
Stolt Comex Seaway, S.A.-ADR (Oil & Gas-Exploration & Production) (a)
Unilever PLC (Foods)
United Biscuits Holdings PLC. (Foods)                                                          53,846
Vodafone Group PLC (Telecommunications-Cellular/Wireless)                                     128,204
WPP Group PLC (Services-Advertising/Marketing)

VENEZUELA-0.07%
C.A. La Electricidad de Caracas-ADR (Electric Companies)                                                           152,001
C.A. La Electricidad de Caracas (Electric Companies)                                                                 6,199
Corporacion Venezolana de Cementos S.A.C.A."A" (Constructions-Cement & Aggregates)                                  29,860
Corporacion Venezolana de Cementos S.A.C.A."B" (Constructions-Cement & Aggregates)                                  20,005

FIXED INCOME SECURITIES--.62%


HONG KONG--0.05%
Cosco Tresury Co. Ltd. (Financial Diversified), Conv. Gtd. Bonds, 1.00%, 03/13/03

UNITED KINGDOM--0.27%
Airtours PLC, Conv. Sub. Notes, 5.75%, 01/05/04 (f)

U.S.A.--0.30%
Federal Home Loan Mortgage Corp., 4.50%, due 01/04/99                                         947,645

REPURCHASE AGREEMENTS--7.25% (g)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%, collateralized by $525,000 U.S. Treasury Bills
8.75% due 05/15/17 (Market value of collateral is $734,767 including accrued interest). (cost $716,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $490,000 U.S. Treasury
Notes, 5.625% due 05/15/99 (Market value of collateral is $496,635 including accrued interest). (cost $482,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $410,000 U.S. Treasury
Notes, 6.25% due 04/30/01 (market value of collateral is $428,450, including accrued interest). (cost $416,000)

                                                                                      GT Global Variable   AIM V.I. International
                                                                                         New Pacific               Equity
                                                                                      ------------------   ----------------------
                                                                                       C>
National Grid Group PLC (Electric Companies)
Nycomed Amersham PLC. (Healthcare-Drugs-Generic & Other)
Orange PLC (Telecommunications) (a)                                                                               1,996,640
Pearson PLC (Specialty Printing)                                                                                  2,107,553
Provident Financial PLC (Consumer Finance)                                                                        1,316,982
Railtrack Group PLC (Shipping)                                                                                    2,053,272
Rentokil Initial PLC (Services-Commercial & Consumer)                                                             2,823,152
Reuters Group PLC. (Services-Commercial & Consumer)
Rio Tinto PLC (Metals Mining)
Royal & Sun Alliance Insurance Group PLC (Insurance-Multi-Line)
Safra Republic Holdings, S.A. (Banks-Major Regional)
Schroders PLC (Banks-Regional)
Scottish Power PLC (Electric Companies)
Seton Scholl Healthcare PLC (Health Care-Diversified) (a)                                                           586,318
SmithKline Beecham PLC (Healthcare-Diversified)
Somerfield PLC (Retail-Food Chains)                                                                                 968,721
Stagecoach Holdings PLC (Shipping)                                                                                  576,534
Stolt Comex Seaway, S.A. Common (Oil & Gas - Exploration & Production) (a)
Stolt Comex Seaway, S.A.-ADR (Oil & Gas-Exploration & Production) (a)
Unilever PLC (Foods)                                                                                              2,329,850
United Biscuits Holdings PLC. (Foods)
Vodafone Group PLC (Telecommunications-Cellular/Wireless)                                                         3,000,726
WPP Group PLC (Services-Advertising/Marketing)                                                                    1,458,816

VENEZUELA-0.07%
C.A. La Electricidad de Caracas-ADR (Electric Companies)
C.A. La Electricidad de Caracas (Electric Companies)
Corporacion Venezolana de Cementos S.A.C.A."A" (Constructions-Cement & Aggregates)
Corporacion Venezolana de Cementos S.A.C.A."B" (Constructions-Cement & Aggregates)

FIXED INCOME SECURITIES--.62%


HONG KONG--0.05%
Cosco Tresury Co. Ltd. (Financial Diversified), Conv. Gtd. Bonds, 1.00%, 03/13/03                                   178,965

UNITED KINGDOM--0.27%
Airtours PLC, Conv. Sub. Notes, 5.75%, 01/05/04 (f)                                                                 850,386

U.S.A.--0.30%
Federal Home Loan Mortgage Corp., 4.50%, due 01/04/99

REPURCHASE AGREEMENTS--7.25% (g)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%, collateralized by $525,000 U.S. Treasury Bills
8.75% due 05/15/17 (Market value of collateral is $734,767 including accrued interest). (cost $716,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $490,000 U.S. Treasury
Notes, 5.625% due 05/15/99 (Market value of collateral is $496,635 including accrued interest). (cost $482,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $410,000 U.S. Treasury
Notes, 6.25% due 04/30/01 (market value of collateral is $428,450, including accrued interest). (cost $416,000)

                                                                                        Pro Forma
                                                                                        Combining
                                                                                        ---------
National Grid Group PLC (Electric Companies)                                               159,460
Nycomed Amersham PLC. (Healthcare-Drugs-Generic & Other)                                   599,212
Orange PLC (Telecommunications) (a)                                                      3,038,292
Pearson PLC (Specialty Printing)                                                         2,107,553
Provident Financial PLC (Consumer Finance)                                               1,316,982
Railtrack Group PLC (Shipping)                                                           2,110,711
Rentokil Initial PLC (Services-Commercial & Consumer)                                    2,823,152
Reuters Group PLC. (Services-Commercial & Consumer)                                         62,920
Rio Tinto PLC (Metals Mining)                                                               74,347
Royal & Sun Alliance Insurance Group PLC (Insurance-Multi-Line)                             88,082
Safra Republic Holdings, S.A. (Banks-Major Regional)                                       604,878
Schroders PLC (Banks-Regional)                                                              74,747
Scottish Power PLC (Electric Companies)                                                     45,667
Seton Scholl Healthcare PLC (Health Care-Diversified) (a)                                  586,318
SmithKline Beecham PLC (Healthcare-Diversified)                                            742,418
Somerfield PLC (Retail-Food Chains)                                                        968,721
Stagecoach Holdings PLC (Shipping)                                                         631,404
Stolt Comex Seaway, S.A. Common (Oil & Gas - Exploration & Production) (a)                  27,000
Stolt Comex Seaway, S.A.-ADR (Oil & Gas-Exploration & Production) (a)                        9,844
Unilever PLC (Foods)                                                                     2,329,850
United Biscuits Holdings PLC. (Foods)                                                       53,846
Vodafone Group PLC (Telecommunications-Cellular/Wireless)                                3,966,920
WPP Group PLC (Services-Advertising/Marketing)                                           1,458,816
                                                                                        54,093,209
VENEZUELA-0.07%
C.A. La Electricidad de Caracas-ADR (Electric Companies)                                   152,001
C.A. La Electricidad de Caracas (Electric Companies)                                         6,199
Corporacion Venezolana de Cementos S.A.C.A."A" (Constructions-Cement & Aggregates)          29,860
Corporacion Venezolana de Cementos S.A.C.A."B" (Constructions-Cement & Aggregates)          20,005
                                                                                           208,066
FIXED INCOME SECURITIES--.62%


HONG KONG--0.05%
Cosco Tresury Co. Ltd. (Financial Diversified), Conv. Gtd. Bonds, 1.00%, 03/13/03          178,965

UNITED KINGDOM--0.27%
Airtours PLC, Conv. Sub. Notes, 5.75%, 01/05/04 (f)                                        850,386

U.S.A.--0.30%
Federal Home Loan Mortgage Corp., 4.50%, due 01/04/99                                      947,645
                                                                                         1,976,996
REPURCHASE AGREEMENTS--7.25% (g)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999, for an effective yield of 4.50%, collateralized by $525,000 U.S. Treasury Bills
8.75% due 05/15/17 (Market value of collateral is $734,767 including accrued
interest). (cost $716,000)                                                                 716,000

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collateralized by $490,000 U.S. Treasury
Notes, 5.625% due 05/15/99 (Market value of collateral is $496,635 including
accrued interest). (cost $482,000)                                                        482,0000

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $410,000 U.S. Treasury
Notes, 6.25% due 04/30/01 (market value of collateral is $428,450, including
accrued interest). (cost $416,000)                                                         416,000

                                                                                     GT Global Variable    GT Global Variable
                                                                                      Natural Resources      Emerging Markets
                                                                                     ------------------    ------------------
Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,915,000 U.S. Treasury
Notes, 6.25% due 08/15/23 (market value of collateral is $2,183,697, including accrued interest). (cost $2,136,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,480,000 U.S. Treasury
Notes, 7.125% due 09/30/99 (market value of collateral is $2,533,650, including accrued interest). (cost $1,500,000)

Goldman, Sachs & Co., 4.40%, 01/04/99  (Cost $17,938,040)



TOTAL INVESTMENTS (Cost $263,468,100)--99.48%                                          6,707,559              5,630,417
                                                                                       =========              =========
OTHER ASSETS LESS LIABILITIES--0.52%                                                    (311,959)                20,993
                                                                                       =========              =========
NET ASSETS -- 100.00%                                                                  6,395,600              5,651,410
                                                                                       =========              =========


                                                                                     GT Global Variable     GT Global Variable
                                                                                            Europe            Infrastructure
                                                                                     ------------------     ------------------
Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,915,000 U.S. Treasury
Notes, 6.25% due 08/15/23 (market value of collateral is $2,183,697, including
accrued interest). (cost $2,136,000)                                                    2,136,000

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,480,000 U.S. Treasury
Notes, 7.125% due 09/30/99 (market value of collateral is $2,533,650, including accrued interest). (cost $1,500,000)

Goldman, Sachs & Co., 4.40%, 01/04/99  (Cost $17,938,040)



TOTAL INVESTMENTS (Cost $263,468,100)--99.48%                                          31,751,087               6,278,265
                                                                                       ==========               =========
OTHER ASSETS LESS LIABILITIES--0.52%                                                      865,804                  63,116
                                                                                       ==========               =========
NET ASSETS -- 100.00%                                                                  32,616,891               6,341,381
                                                                                       ==========               =========


                                                                                    GT Global Variable   GT Global Variable
                                                                                      International         Latin America
                                                                                    ------------------   ------------------
Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,915,000 U.S. Treasury
Notes, 6.25% due 08/15/23 (market value of collateral is $2,183,697, including accrued interest). (cost $2,136,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,480,000 U.S. Treasury
Notes, 7.125% due 09/30/99 (market value of collateral is $2,533,650, including
accrued interest). (cost $1,500,000)                                                    1,500,000

Goldman, Sachs & Co., 4.40%, 01/04/99  (Cost $17,938,040)



TOTAL INVESTMENTS (Cost $263,468,100)--99.48%                                           7,436,516            9,998,145
                                                                                        =========            =========
OTHER ASSETS LESS LIABILITIES--0.52%                                                     (109,165)             (62,888)
                                                                                        =========            =========
NET ASSETS -- 100.00%                                                                   7,327,351            9,935,257
                                                                                        =========            =========


                                                                                   GT Global Variable   AIM V.I. International
                                                                                      New Pacific               Equity
                                                                                   ------------------   ----------------------
Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,915,000 U.S. Treasury
Notes, 6.25% due 08/15/23 (market value of collateral is $2,183,697, including accrued interest). (cost $2,136,000)

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,480,000 U.S. Treasury
Notes, 7.125% due 09/30/99 (market value of collateral is $2,533,650, including accrued interest). (cost $1,500,000)

Goldman, Sachs & Co., 4.40%, 01/04/99  (Cost $17,938,040)                                                     17,938,040



TOTAL INVESTMENTS (Cost $263,468,100)--99.48%                                          11,077,926            239,050,552
                                                                                       ==========            ===========
OTHER ASSETS LESS LIABILITIES--0.52%                                                      (67,901)             1,263,760
                                                                                       ==========            ===========
NET ASSETS -- 100.00%                                                                  11,010,025            240,314,312
                                                                                       ==========            ===========


                                                                                       Pro Forma
                                                                                       Combining
                                                                                       ---------
Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,915,000 U.S. Treasury
Notes, 6.25% due 08/15/23 (market value of collateral is $2,183,697, including
accrued interest). (cost $2,136,000)                                                    2,136,000

Dated December 31, 1998, with State Street Bank & Trust Co., due January 4,
1999, for an effective yield of 4.50%, collaterized by $1,480,000 U.S. Treasury
Notes, 7.125% due 09/30/99 (market value of collateral is $2,533,650, including
accrued interest). (cost $1,500,000)                                                    1,500,000

Goldman, Sachs & Co., 4.40%, 01/04/99  (Cost $17,938,040)                              17,938,040
                                                                                       23,188,040


TOTAL INVESTMENTS (Cost $263,468,100)--99.48%                                         317,930,467
                                                                                      ===========
OTHER ASSETS LESS LIABILITIES--0.52%                                                    1,661,760
                                                                                      ===========
NET ASSETS -- 100.00%                                                                 319,592,227
                                                                                      ===========


                       AIM V.I. International Equity Fund
                      GT Global Variable International Fund
                         GT Global Variable Europe Fund
                    GT Global Variable Natural Resources Fund
                     GT Global Variable Infrastructure Fund
                       GT Global Variable New Pacific Fund
                      GT Global Variable Latin America Fund
                    GT Global Variable Emerging Markets Fund
            Pro Forma Combining Statements of Assets and Liabilities
                                December 31, 1998
                                   (Unaudited)



                                                                   GT Global Variable   GT Global Variable     GT Global Variable
                                                                   International Fund       Europe Fund      Natural Resources Fund
                                                                   ------------------  --------------------- ----------------------
ASSETS:
Investments, at market value                                      $        5,936,516   $         29,615,087   $          5,991,559
(cost $182,932,292-AIM V.I. International Equity Fund)
(cost $  5,545,889-GT Global Variable International Fund)
(cost $25,928,330-GT Global Variable Europe Fund)
(cost $  6,474,678-GT Global Variable Natural Resources Fund)
(cost $  4,736,767-GT Global Variable Infrastructure Fund)
(cost $10,711,330-GT Global Variable New Pacific Fund)
(cost $15,614,394-GT Global Variable Latin America Fund)
(cost $  6,274,420-GT Global Variable Emerging Markets Fund)
Repurchase Agreement, at market value and cost                             1,500,000              2,136,000                716,000
U.S. currency                                                                    826                     96                    221
Foreign currencies at value                                                    3,089                     --                  7,566
(cost $963,811-AIM V.I. International Equity Fund)
(cost $ 3,030-GT Global Variable International Fund)
(cost $
(cost $ 7,456-GT Global Variable Natural Resources Fund)
(cost $86,970-GT Global Variable Infrastructure Fund)
(cost $
(cost $54,678-GT Global Variable Latin America Fund)
(cost $38,246-GT Global Variable Emerging Markets Fund)
Receivables for:
     Securities Sold                                                              --                     --                 23,740
     Capital Stock Sold                                                           --                912,029                    330
     Dividends and interest, including reclaim receivables                     7,655                 38,178                 73,600
Receivable form AIM Advisors, Inc.                                                --                 11,804                     --
Investment for deferred compensation plan                                         --                     --                     --
Other assets                                                                      --                     --                     --
                                                                  ------------------   --------------------   --------------------
          Total assets                                                     7,448,086             32,713,194              6,813,016
                                                                  ------------------   --------------------   --------------------

LIABILITIES:

Payables for:
     Securities purchased                                                         --                     --                371,131
     Open forward foreign currency contacts                                   11,872                     --                     --
     Capital Stock Reacquired                                                 64,334                 56,493                 10,714
     Deferred compensation                                                        --                     --                     --
Payable for loan outstanding                                                      --                     --                     --
Payable for registration and filing fees                                          --                      0                     --
Accrued advisory fees                                                             --                 28,023                  2,192
Accrued directors' & trustees' fees                                               --                    818                    200
Accrued operating expenses                                                    44,529                 10,969                 33,179
                                                                  ------------------   --------------------   --------------------
         Total liabilities                                                   120,735                 96,303                417,416
                                                                  ------------------   --------------------   --------------------

Net assets applicable to shares outstanding                       $        7,327,351   $         32,616,891   $          6,395,600
                                                                  ==================   ====================   ====================
NET ASSETS:

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Authorized                                                                Unlimited            Unlimited             Unlimited
Outstanding                                                                  617,476              1,398,753                586,487

     Net asset value and redemption price per share               $            11.87   $              23.32   $              10.90









                                                                   GT Global Variable   GT Global Variable      GT Global Variable
                                                                  Infrastructure Fund    New Pacific Fund       Latin American Fund
                                                                   ------------------  ---------------------  ----------------------

ASSETS:
Investments, at market value                                      $        5,862,265   $         11,077,927   $          9,998,145
(cost $182,932,292-AIM V.I. International Equity Fund)
(cost $  5,545,889-GT Global Variable International Fund)
(cost $25,928,330-GT Global Variable Europe Fund)
(cost $  6,474,678-GT Global Variable Natural Resources Fund)
(cost $  4,736,767-GT Global Variable Infrastructure Fund)
(cost $10,711,330-GT Global Variable New Pacific Fund)
(cost $15,614,394-GT Global Variable Latin America Fund)
(cost $  6,274,420-GT Global Variable Emerging Markets Fund)
Repurchase Agreement, at market value and cost                               416,000                     --                     --
U.S. currency                                                                    983                  1,994                  1,008
Foreign currencies at value                                                   86,088                    939                 54,617
(cost $963,811-AIM V.I. International Equity Fund)
(cost $ 3,030-GT Global Variable International Fund)
(cost $
  0.00-GT Global Variable Europe Fund)
(cost $ 7,456-GT Global Variable Natural Resources Fund)
(cost $86,970-GT Global Variable Infrastructure Fund)
(cost $
   939-GT Global Variable New Pacific Fund)
(cost $54,678-GT Global Variable Latin America Fund)
(cost $38,246-GT Global Variable Emerging Markets Fund)
Receivables for:
     Securities Sold                                                              --                  9,597                     --
     Capital Stock Sold                                                          330                    468                  4,011
     Dividends and interest, including reclaim receivables                     9,132                 16,075                 13,740
Receivable form AIM Advisors, Inc.                                                --                     --                 42,687
Investment for deferred compensation plan                                         --                     --                     --
Other assets                                                                      --                     --                     --
                                                                  ------------------   --------------------   --------------------
          Total assets                                                     6,374,798             11,107,000             10,114,208
                                                                  ------------------   --------------------   --------------------
Liabilities:

Payables for:
     Securities purchased                                                         --                     --                     --
     Open forward foreign currency contacts                                       --                     --                     --
     Capital Stock Reacquired                                                 15,295                 18,382                 79,375
     Deferred compensation                                                        --                     --                     --
Payable for loan outstanding                                                      --                 42,000                 48,000
Payable for registration and filing fees                                          --                      0                     --
Accrued advisory fees                                                          3,163                  2,563                 49,024
Accrued directors' & trustees' fees                                               --                  1,202                    600
Accrued operating expenses                                                    14,959                 32,828                  1,952
                                                                  ------------------   --------------------   --------------------
         Total liabilities                                                    33,417                 96,975                178,951
                                                                  ------------------   --------------------   --------------------
Net assets applicable to shares outstanding                       $        6,341,381   $         11,010,025   $          9,935,257
                                                                  ==================   ====================   ====================

Net Assets:


Shares outstanding, $0.01 par value per share:
Authorized                                                                Unlimited             Unlimited               Unlimited
Outstanding                                                                  367,346              1,262,519              1,034,282

     Net asset value and redemption price per share               $            17.26   $               8.72   $               9.61





                                                                   GT Global Variable   AIM V.I. International      Pro Forma
                                                                 Emerging Markets Fund       Equity Fund            Combining
                                                                 ---------------------  ---------------------  --------------------

ASSETS:
Investments, at market value                                      $        5,148,417   $        239,050,552   $        312,680,468
(cost $182,932,292-AIM V.I. International Equity Fund)
(cost $  5,545,889-GT Global Variable International Fund)
(cost $25,928,330-GT Global Variable Europe Fund)
(cost $  6,474,678-GT Global Variable Natural Resources Fund)
(cost $  4,736,767-GT Global Variable Infrastructure Fund)
(cost $10,711,330-GT Global Variable New Pacific Fund)
(cost $15,614,394-GT Global Variable Latin America Fund)
(cost $  6,274,420-GT Global Variable Emerging Markets Fund)
Repurchase Agreement, at market value and cost                               482,000                     --              5,250,000
U.S. currency                                                                    142                     --                  5,270
Foreign currencies at value                                                   37,492                982,733              1,172,524
(cost $963,811-AIM V.I. International Equity Fund)
(cost $ 3,030-GT Global Variable International Fund)
(cost $
  0.00-GT Global Variable Europe Fund)
(cost $ 7,456-GT Global Variable Natural Resources Fund)
(cost $86,970-GT Global Variable Infrastructure Fund)
(cost $
   939-GT Global Variable New Pacific Fund)
(cost $54,678-GT Global Variable Latin America Fund)
(cost $38,246-GT Global Variable Emerging Markets Fund)
Receivables for:
     Securities Sold                                                              --                119,244                152,581
     Capital Stock Sold                                                           --                 50,764                967,932
     Dividends and interest, including reclaim receivables                    16,792                450,298                625,470
Receivable form AIM Advisors, Inc.                                            84,518                     --                139,009
Investment for deferred compensation plan                                         --                 23,005                 23,005
Other assets                                                                      --                    687                    687
                                                                  ------------------   --------------------   --------------------
          Total assets                                                     5,769,361            240,677,283            321,016,946
                                                                  ------------------   --------------------   --------------------

LIABILITIES:

Payables for:
     Securities purchased                                                         --                     --                371,131
     Open forward foreign currency contacts                                       --                     --                 11,872
     Capital Stock Reacquired                                                  5,240                136,066                385,899
     Deferred compensation                                                        --                 23,005                 23,005
Payable for loan outstanding                                                      --                     --                 90,000
Payable for registration and filing fees                                           0                     --                      0
Accrued advisory fees                                                         70,117                148,393                303,475
Accrued directors' & trustees' fees                                            2,157                    397                  5,374
Accrued operating expenses                                                    40,437                 55,110                233,963
                                                                  ------------------   --------------------   --------------------
         Total liabilities                                                   117,951                362,971              1,424,719
                                                                  ------------------   --------------------   --------------------
Net assets applicable to shares outstanding                          $     5,651,410        $   240,314,312   $        319,592,227
                                                                  ==================   ====================   ====================

NET ASSETS:


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:
Authorized                                                               Unlimited            250,000,000              250,000,000
Outstanding                                                                  844,749             12,249,573             16,290,422

     Net asset value and redemption price per share                  $          6.69        $         19.62


See Accompanying notes to the Pro Forma Combining Financial Statements.

                       AIM V.I. International Equity Fund
                      GT Global Variable International Fund
                         GT Global Variable Europe Fund
                    GT Global Variable Natural Resources Fund
                     GT Global Variable Infrastructure Fund
                       GT Global Variable New Pacific Fund
                      GT Global Variable Latin America Fund
                    GT Global Variable Emerging Markets Fund
                  Pro Forma Combining Statement of Operations
                      For the year ended December 31, 1998
                                   (Unaudited)




                                             GT Global Variable   GT Global Variable      GT Global Variable
                                             International Fund       Europe Fund       Natural Resources Fund
                                             ------------------  ---------------------  ----------------------
INVESTMENT INCOME:
Dividends                                    $          138,329    $          650,797    $          248,806
  Foreign withholding tax                               (11,991)              (72,293)              (17,802)
Interest                                                 63,670                74,905                36,141
Securities lending income                                 5,867                38,173                 1,057
                                             ------------------    ------------------    ------------------
          Total investment income                       195,875               691,582               268,202
                                             ------------------    ------------------    ------------------
EXPENSES:

Advisory fees                                            67,875               362,517               109,635
Administrative services fees                              1,897                 9,969                 2,994
Custodian fees                                           19,100                42,370                13,346
Director's & Trustees' fees and expenses                    167                 1,825                    --
Interest Expense                                          6,583               118,069                 4,560
Professional Fees                                        18,682                30,345                23,960
Printing and postage expense                              9,273                15,390                13,323
Other                                                       631                 2,544                   288
                                             ------------------    ------------------    ------------------
          Total expenses                                124,208               583,029               168,106
Less:  Expenses paid indirectly
          Expenses reimbursed                           (32,657)              (11,804)              (26,493)
          Expense reductions                               (272)               (1,171)               (5,815)
                                             ------------------    ------------------    ------------------
          Net expenses                                   91,279               570,054               135,798
                                             ------------------    ------------------    ------------------
Net investment income                                   104,596               121,528               132,404
                                             ==================    ==================    ==================



                                             GT Global Variable    GT Global Variable      GT Global Variable
                                            Infrastructure Fund     New Pacific Fund       Latin American Fund
                                            -------------------   ---------------------  ----------------------

INVESTMENT INCOME:
Dividends                                    $          177,433    $          355,731    $          607,850
  Foreign withholding tax                               (14,982)               (9,235)              (65,276)
Interest                                                 32,901               100,665                 7,808
Securities lending income                                 2,191                23,633                11,570
                                             ------------------    ------------------    ------------------
          Total investment income                       197,543               470,794               561,952
                                             ------------------    ------------------    ------------------

EXPENSES:


Advisory fees                                            75,448               130,473               167,381
Administrative services fees                              1,801                 2,857                 4,156
Custodian fees                                           11,171                26,067                20,218
Director's & Trustees' fees and expenses                     --                 2,015                   931
Interest Expense                                             --                 2,315                22,294
Professional Fees                                        27,376                26,745                20,142
Printing and postage expense                             10,293                39,857                38,378
Other                                                         0                 1,790                 4,097
                                             ------------------    ------------------    ------------------
          Total expenses                                126,089               232,119               277,597
Less:  Expenses paid indirectly
          Expenses reimbursed                           (31,784)              (64,785)              (45,215)
          Expense reductions                               (526)               (4,911)
                                             ------------------    ------------------    ------------------
          Net expenses                                   93,779               162,423               232,382
                                             ------------------    ------------------    ------------------
Net investment income                                   103,764               308,371               329,570
                                             ==================    ==================    ==================





                                              GT Global Variable    AIM V.I. International                          Pro Forma
                                             Emerging Markets Fund       Equity Fund           Adjustments           Combining
                                             ---------------------  --------------------- -------------------- --------------------

INVESTMENT INCOME:
Dividends                                    $          277,377    $        3,452,077    $               --    $          5,908,400
  Foreign withholding tax                               (14,668)             (426,044)                   --                (632,291)
Interest                                                 25,479               937,102                    --               1,278,671
Securities lending income                                 5,764                    --                    --                  88,255
                                             ------------------    ------------------    ------------------    --------------------
          Total investment income                       293,952             3,963,135                    --    $          6,643,035
                                             ------------------    ------------------    ------------------    --------------------
EXPENSES:


Advisory fees                                            95,192             1,744,127              (293,942)              2,458,706
Administrative services fees                              2,661                68,587               117,577                 212,499
Custodian fees                                           62,640               220,051                    --                 414,963
Director's & Trustees' fees and expenses                  1,460                 8,867                    --                  15,265
Interest Expense                                         16,966                    --                    --                 170,787
Professional Fees                                        28,470                35,910              (160,151)                 51,479
Printing and postage expense                             14,235                16,486              (133,690)                 23,545
Other                                                     1,828                18,195                                        29,373
                                             ------------------    ------------------    ------------------    --------------------
          Total expenses                                223,452             2,112,223              (470,206)              3,376,617
                                             ------------------    ------------------    ------------------    --------------------
Less:  Expenses paid indirectly                                                (1,417)                    0                  (1,417)
          Expenses reimbursed                           (84,518)                                    297,256                       0
          Expense reductions                               (828)                    0                13,523                       0
                                             ------------------    ------------------    ------------------    --------------------
          Net expenses                                  138,106             2,110,806              (159,427)              3,375,200
                                             ------------------    ------------------    ------------------    --------------------
Net investment income                                   155,846             1,852,329               159,427               3,267,835
                                             ==================    ==================    ==================    ====================




See Accompanying notes to the Pro Forma Combining Financial Statements.

AIM V.I. International Equity Fund
GT Global Variable International Fund
GT Global Variable Europe Fund
GT Global Variable Natural Resources Fund
GT Global Variable Infrastructure Fund
GT Global Variable New Pacific Fund
GT Global Variable Latin America Fund
GT Global Variable Emerging Markets Fund
Notes to Pro Forma Combining Financial Statements
December 31, 1998
(Unaudited)


Note 1 - Basis of Pro Forma Presentation

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization between the AIM Variable Insurance Funds, Inc., GT Global Variable Investment Series and the GT Global Variable Investment Trust and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan of Reorganization would be accomplished by an exchange of shares of AIM V.I. International Equity Fund for the net assets of GT Global Variable International Fund, GT Global Variable Europe Fund, GT Global Variable Natural Resources Fund, GT Global Variable Infrastructure Fund, GT Global Variable New Pacific Fund, GT Global Variable Latin America Fund and GT Global Variable Emerging Markets Fund and the distribution of AIM V.I. International Equity Fund shares to GT Global Variable International Fund, GT Global Variable Europe Fund, GT Global Variable Natural Resources Fund, GT Global Variable Infrastructure Fund, GT Global Variable New Pacific Fund, GT Global Variable Latin America Fund and GT Global Variable Emerging Markets Fund shareholders. If the Agreement and Plan of Reorganization were to have taken place at December 31, 1998, GT Global Variable International Fund shareholders would have received 373,570 shares of AIM V.I. International Equity Fund, GT Global Variable Europe Fund shareholders would have received 1,662,534 shares of AIM V.I. International Equity Fund, GT Global Natural Resources Fund shareholders would have received 325,826 shares of AIM V.I. International Equity Fund, GT Global Variable Infrastructure Fund shareholders would have received 323,160 shares of AIM V.I. International Equity Fund, GT Global Variable New Pacific Fund shareholders would have received 561,120 shares of AIM V.I. International Equity Fund, GT Global Variable Latin America Fund shareholders would have received 506,598 shares of AIM V.I. International Equity Fund and GT Global Variable Emerging Markets Fund shareholders would have received 288,041 shares of AIM V.I.
International Equity Fund.

If shareholders of a fund of GT Global Variable Investment Series or GT Global Variable Investment Trust vote to approve the Agreement and Plan of Reorganization with AIM V.I. International Equity Fund, at a minimum the combination will be that fund and AIM V.I. International Equity Fund or at the maximum the combination of that fund and all other funds in the proposal with AIM V.I. International Equity Fund or by any combination of that fund and any other funds in the proposal with AIM V.I. International Equity Fund.


Note 2 - Pro Forma Adjustments

Pro Forma adjustments have been made to reflect the contractual expenses of the combined entities and for replication of professional fees and shareholding reporting among the entities.

                        AIM V.I. DIVERSIFIED INCOME FUND
                   GTG VARIABLE GLOBAL GOVERNMENT INCOME FUND
                       GTG VARIABLE STRATEGIC INCOME FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)

                 PRINCIPAL AMOUNT (a)
----------------------------------------------------------
GTG VARIABLE
  GLOBAL        GTG VARIABLE      AIM V.I.       PRO FORMA
GOVERNMENT       STRATEGIC       DIVERSIFIED     COMBINING
INCOME FUND     INCOME FUND      INCOME FUND

                                                                 CORPORATE BONDS - 67.17%
                                                                 ARGENTINA - 0.33%
                    53,000                           53,000      Mastellone Hermanos S.A., 11.75% due 04/01/08 - 144A (b)
                   100,000                          100,000      Supercanal Holdings S.A., 11.50% due 05/15/05 - Reg S (b)
                   245,000                          245,000      Telefonica de Argentina, 9.125% due  05/07/08 - Reg S (b)
                    95,000                           95,000      YPF S.A., 10.00% due 11/02/28

                                                                 AUSTRALIA - 0.40%
     --                 --        550,000           550,000      Centaur Mining & Exploration Ltd.(Metal Mining), Sr. Yankee Sec.
                                                                 Gtd. Notes,11.012

                                                                 BRAZIL - 0.04%
                    53,000                           53,000      Banco Hipotecario Espna, 10.00% due 04/17/03 - 144A (b)

                                                                 CANADA -6.72%
     --                 --        850,000           850,000      Bank of Montreal (Banks-Money Center), Sub. Deb., 7.92%,
                                                                 07/31/12(c)
     --                 --        350,000           350,000      Bell Canada (Telecommunications-Long Distance),  Deb., 9.50%,
                                                                 10/15/10
     --                 --        750,000           750,000      Bell Mobility Cellular, (Telecommunications-(Cellular/Wireless),
                                                                 Deb., 6.55%, 06/02/08 (c)
     --                 --        450,000           450,000      Canadian Oil Debco Inc. (Oil & Gas-Exploration & Production),
                                                                 Deb., 11.00%,  10/31/00 (c)
     --                 --      1,600,000         1,600,000      Clearnet Communications (Telecommunications-Cellular/Wireless),
                                                                 Sr. Disc. Notes, 10.40%, 05/15/08 (c)(d)
     --                 --      1,500,000         1,500,000      Clearnet Communications Inc.(Telecommunications-Cellular/Wireless),
                                                                 Sr. Disc.Notes, 11.75%, 08/13/07 (c)(d)
     --                 --        110,000           110,000      Clearnet Communications Inc., Sr. Yankee Unsec. Disc. Notes,
                                                                 14.75%, 12/15/05 ( elecommunications-Cellular/Wireless) (d)
     --                 --        800,000           800,000      Gulf Canada Resources, Ltd.(Oil-International Integrated), Sr.
                                                                 Yankee Unsec.Notes, 8.35%, 08/01/06
                                1,000,000         1,000,000      Microcell Telecommunications, Inc. (Telecommunications-
                                                                 Cellular/Wireless), Sr. Disc. Notes, 11.125%, 10/15/07 (c)(d)
     --                 --      1,000,000         1,000,000      NAV Canada (Services-Commercial & Consumer), Bonds, 7.40%,
                                                                 06/01/27 (c)
     --                 --        750,000           750,000      Poco Petroleums Ltd. (Oil & Gas-Exploration & Production), Unsec.
                                                                 Deb., 6.60%, 09/11/07  (c)
     --                 --        800,000           800,000      Province of Quebec (Sovereign Debt), Notes, 6.29%, 03/06/26
     --                 --        370,000           370,000      Rio Algom Ltd. (Metals Mining), Yankee Unsec. Deb., 7.05%, 11/01/05
     --                 --        850,000           850,000      Teleglobe Canada, Inc. (Telephone), Unsec. Deb., 8.35%, 06/20/03(c)
     --                 --        500,000           500,000      Trans-Canada Pipelines (Natural Gas), Series Q Deb.,10.625%,
                                                                 10/20/09  (c)
     --                 --        280,000           280,000      Trans-Canada Pipelines (Natural Gas), Unsec. Notes, 8.55%,
                                                                 02/01/06 (c)
     --                 --        500,000           500,000      Westcoast Energy, Inc.(Natural Gas),Deb., 6.45%,12/18/06 (c)

                                                                 CAYMAN ISLANDS - 0.51%
     --                 --        500,000           500,000      Hutchison Delta Finance (Shipping), Conv. Unsec. Notes, 7.00%,
                                                                 11/08/02
                   105,000                          105,000      Nacional Financiera SNC, 8.649% due 12/01/00 - Euro 144A (b)(e)

                                                                 CHINA -0.05%
     --                 --        150,000           150,000      Panda Global Energy Co., Sr. Yankee Sec. Gtd. Notes, 12.50%,
                                                                 04/15/04

                                                                 COLOMBIA - 0.02%
                    30,000                           30,000      Financiera Energia Nacional, 9.375% due 06/15/06 - Reg S (b)

                                                                 GERMANY - 2.88%
100,000            140,000             --           240,000      Bayerische Landesbank NY, 5.875% due 12/01/08
     --                 --        570,000           570,000      Daimler-Benz A.G. (Automobiles), Conv. Gtd. Unsub. Eurobonds,
                                                                 4.125%, 07/05/03 (c)
     --                 --      1,000,000         1,000,000      International Bank for Reconstruction & Development (Banks-Money
                                                                 Center), Unsec. Global Bonds, 7.125%, 04/12/05 (c)(f)
100,000                 --             --           100,000      KFW International Finance (Sovereign Debt), Gtd. Unsec. Unsub.,
                                                                 7.25%, 07/16/07
     --                 --      3,000,000         3,000,000      LKB Global (Financial-Diversified), Gtd. Notes, 6.00%, 01/25/06 (c)

                                                                 JAMAICA - 0.02%
                    44,000                           44,000      Mechala Group Jamaica, 12.75% due 12/30/99 - Reg S (b)

                                                                 MEXICO - 0.70%
                   153,000                          153,000      Banco Nacional Comercio Exte., 8.00% due 07/18/02 - Reg S (b)
                    40,000                           40,000      Cemex Valenciana, 9.66% due 12/29/49
                    90,000                           90,000      Dine, S.A. de C.V., 8.75% due 10/15/07 - 144A (b)
                    50,000                           50,000      Grupo Azucarero Mexico, 11.50% due 01/15/05 - Reg S (b)
                    50,000                           50,000      Grupo Industrial Durango, S.A., 12.625% due 08/01/03
                   193,000                          193,000      Monterrey Power, S.A. de C.V., 9.625% due 11/15/09 - 144A (b)
                   180,000                          180,000      Petroleos Mexicanos, 8.85% due 09/15/07 - 144A (b)


                                                                                               MARKET VALUE
                                                                          ----------------------------------------------------------
                                                                          GTG VARIABLE
                                                                            GLOBAL        GTG VARIABLE      AIM V.I.       PRO FORMA
                                                                          GOVERNMENT       STRATEGIC       DIVERSIFIED     COMBINING
                                                                          INCOME FUND     INCOME FUND      INCOME FUND
CORPORATE BONDS - 67.17%
ARGENTINA - 0.33%
Mastellone Hermanos S.A., 11.75% due 04/01/08 - 144A (b)                                    42,798                           42,798
Supercanal Holdings S.A., 11.50% due 05/15/05 - Reg S (b)                                   57,500                           57,500
Telefonica de Argentina, 9.125% due  05/07/08 - Reg S (b)                                  226,652                          226,652
YPF S.A., 10.00% due 11/02/28                                                               97,969                           97,969
                                                                                                                        -----------
                                                                                                                            424,919
                                                                                                                        -----------
AUSTRALIA - 0.40%
                                                                                                                        -----------
Centaur Mining & Exploration Ltd.(Metal Mining), Sr. Yankee Sec.
Gtd. Notes,11.012                                                                --             --           503,250       503,250
                                                                                                                        -----------
BRAZIL - 0.04%
                                                                                                                        -----------
Banco Hipotecario Espna, 10.00% due 04/17/03 - 144A (b)                                     48,761                           48,761
                                                                                                                        -----------
CANADA -6.72%
Bank of Montreal (Banks-Money Center), Sub. Deb., 7.92%,
07/31/12(c)                                                                      --             --           643,722        643,722
Bell Canada (Telecommunications-Long Distance),  Deb., 9.50%,
10/15/10                                                                         --             --           461,059        461,059
Bell Mobility Cellular, (Telecommunications-(Cellular/Wireless),
Deb., 6.55%, 06/02/08 (c)                                                        --             --           501,936        501,936
Canadian Oil Debco Inc. (Oil & Gas-Exploration & Production),
Deb., 11.00%,  10/31/00 (c)                                                      --             --           320,000        320,000
Clearnet Communications (Telecommunications-Cellular/Wireless),
Sr. Disc. Notes, 10.40%, 05/15/08 (c)(d)                                         --             --           556,863        556,863
Clearnet Communications Inc.(Telecommunications-Cellular/Wireless),
Sr. Disc.Notes, 11.75%, 08/13/07 (c)(d)                                          --             --           590,686        590,686
Clearnet Communications Inc., Sr. Yankee Unsec. Disc. Notes,
14.75%, 12/15/05 ( elecommunications-Cellular/Wireless) (d)                      --             --            95,150         95,150
Gulf Canada Resources, Ltd.(Oil-International Integrated), Sr.
Yankee Unsec.Notes, 8.35%, 08/01/06                                              --             --           805,736        805,736
Microcell Telecommunications, Inc. (Telecommunications-
Cellular/Wireless), Sr. Disc. Notes, 11.125%, 10/15/07 (c)(d)                                                361,111        361,111
NAV Canada (Services-Commercial & Consumer), Bonds, 7.40%,
06/01/27 (c)                                                                     --             --           800,771        800,771
Poco Petroleums Ltd. (Oil & Gas-Exploration & Production), Unsec.
Deb., 6.60%, 09/11/07  (c)                                                       --             --           480,863        480,863
Province of Quebec (Sovereign Debt), Notes, 6.29%, 03/06/26                      --             --           897,184        897,184
Rio Algom Ltd. (Metals Mining), Yankee Unsec. Deb., 7.05%, 11/01/05              --             --           402,220        402,220
Teleglobe Canada, Inc. (Telephone), Unsec. Deb., 8.35%, 06/20/03(c)              --             --           621,039        621,039
Trans-Canada Pipelines (Natural Gas), Series Q Deb.,10.625%,
10/20/09  (c)                                                                    --             --           450,412        450,412
Trans-Canada Pipelines (Natural Gas), Unsec. Notes, 8.55%,
02/01/06 (c)                                                                     --             --           213,365        213,365
Westcoast Energy, Inc.(Natural Gas),Deb., 6.45%,12/18/06 (c)                     --             --           346,085        346,085
                                                                                                                        -----------
                                                                                                                          8,548,202
                                                                                                                        -----------
CAYMAN ISLANDS - 0.51%
Hutchison Delta Finance (Shipping), Conv. Unsec. Notes, 7.00%,
11/08/02                                                                         --             --           537,500        537,500
Nacional Financiera SNC, 8.649% due 12/01/00 - Euro 144A (b)(e)                            106,050                          106,050
                                                                                                                        -----------
                                                                                                                            643,550
                                                                                                                        -----------
CHINA -0.05%
                                                                                                                        -----------
Panda Global Energy Co., Sr. Yankee Sec. Gtd. Notes, 12.50%,
04/15/04                                                                         --             --            68,250         68,250
                                                                                                                        -----------
COLOMBIA - 0.02%
                                                                                                                        -----------
Financiera Energia Nacional, 9.375% due 06/15/06 - Reg S (b)                     --         25,200                --         25,200
                                                                                                                        -----------
GERMANY - 2.88%
Bayerische Landesbank NY, 5.875% due 12/01/08                               102,259        143,163                --        245,422
Daimler-Benz A.G. (Automobiles), Conv. Gtd. Unsub. Eurobonds,
4.125%, 07/05/03 (c)                                                             --             --           619,119        619,119
International Bank for Reconstruction & Development (Banks-Money
Center), Unsec. Global Bonds, 7.125%, 04/12/05 (c)(f)                            --             --           711,988        711,988
KFW International Finance (Sovereign Debt), Gtd. Unsec. Unsub.,
7.25%, 07/16/07                                                              67,831             --                --         67,831
LKB Global (Financial-Diversified), Gtd. Notes, 6.00%, 01/25/06 (c)              --             --         2,016,627      2,016,627
                                                                                                                        -----------
                                                                                                                          3,660,986
                                                                                                                        -----------
JAMAICA - 0.02%
                                                                                                                        -----------
Mechala Group Jamaica, 12.75% due 12/30/99 - Reg S (b)                                      30,800                           30,800
                                                                                                                        -----------
MEXICO - 0.70%
Banco Nacional Comercio Exte., 8.00% due 07/18/02 - Reg S (b)                              149,940                          149,940
Cemex Valenciana, 9.66% due 12/29/49                                                        36,200                           36,200
Dine, S.A. de C.V., 8.75% due 10/15/07 - 144A (b)                                           72,450                           72,450
Grupo Azucarero Mexico, 11.50% due 01/15/05 - Reg S (b)                                     19,000                           19,000
Grupo Industrial Durango, S.A., 12.625% due 08/01/03                                        44,125                           44,125
Monterrey Power, S.A. de C.V., 9.625% due 11/15/09 - 144A (b)                              148,610                          148,610
Petroleos Mexicanos, 8.85% due 09/15/07 - 144A (b)                                         162,000                          162,000

                        AIM V.I. DIVERSIFIED INCOME FUND
                   GTG VARIABLE GLOBAL GOVERNMENT INCOME FUND
                       GTG VARIABLE STRATEGIC INCOME FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                  (Unaudited)

                   Principal Amount (a)
-----------------------------------------------------------
GTG VARIABLE
   GLOBAL        GTG VARIABLE      AIM V.I.       PRO FORMA
 GOVERNMENT       STRATEGIC       DIVERSIFIED     COMBINING
 INCOME FUND     INCOME FUND      INCOME FUND
                      160,000                       160,000     Petroleos Mexicanos, 9.25% due 03/30/18 - 144A (b)
                      130,000                       130,000     Petroleos Mexicanos, 9.375% due 12/02/08 - 144A (b)

                                                                NETHERLANDS - 0.30%
          --          126,000              --       126,000     TPSA Finance BV, 7.75% due 12/10/08 - 144A (b)
          --               --         250,000       250,000     Versatel Telecom B.V., Sr. Notes, 13.25%, 05/15/08
                                                                (Telecommunications - Long Distance)

                                                                NEW ZEALAND - 1.19%
          --               --       2,200,000     2,200,000     International Bank for Reconstruction & Development (Banks-Money
                                                                Center), Sr. Unsub. Notes, 7.25%, 05/27/03 (-)
          --               --       1,000,000     1,000,000     International Bank of Reconstruction & Development (Banks-Money
                                                                Center), Sr. Unsec. Notes, 6.77%, 08/20/07 (c-(f)

                                                                NORWAY - 0.56%
          --               --         750,000       750,000     Petro Geo-Services ASA, (Oil & Gas-Drilling & Equipment), Sr. Notes,
                                                                7.125%, 03/30/28

                                                                RUSSIA - 0.04%
                       94,000                        94,000     Lukinter Finance BV Convertible, 3.50% due 05/06/02 - 144A (b)
                       67,000                        67,000     Mosenergo Finance BV, 8.375% due 10/09/02 - 144A (b)

                                                                SWEDAN - 0.31%
          --               --         430,000       430,000     Stena Line A.B. (Lodging-Hotels), Sr. Yankee Notes, 10.625%,
                                                                06/01/08

                                                                TUNISIA - 0.16%
     250,000               --              --       250,000     Banque Centrais de Tunmisie, 8.25%, due 09/19/27

                                                                UNITED KINGDOM - 2.97%
          --               --         750,000       750,000     Cable & Wireless Communications PLC (U.K.)(Telephone), Yankee Notes,
                                                                6.75%,  03/06/08
          --          150,000              --       150,000     COLT Telecom Group PLC (Telephone), 7.625% due 7/31/08
          --               --         700,000       700,000     COLT Telecom Group PLC (Telephone), Conv. Notes, 2.00%, 08/06/05 (c)
          --               --         350,000       350,000     Esprit Telecom Group PLC (Telecommunications-Long Distance), Sr.
                                                                Yankee Notes, 11.50%, 12/15/07
          --               --         500,000       500,000     International Bank for Reconstruction & Development (Banks-Money
                                                                Center), Sr.Unsec. Notes, 6.875%, 07/14/00 (c)
     200,000                                        200,000     SBC Jersey (Sovereign Debt), Sub., 8.75%, 06/20/05
          --               --         450,000       450,000     Sutton Bridge Financial Ltd. (Financial-Diversified), Gtd.
                                                                Eurobonds, 8.625%, 06/30/22 (c)(b)

                                                                USA - 49.97%
          --               --         125,000       125,000     Abraxas Petroleum Corp., Series D Sr. Unsec. Gtd. Notes, 11.50%,
                                                                11/01/04
          --           45,000         588,000       633,000     Acme Metal Inc., Sr. Unsec. Gtd. Deb., 10.875%, 12/15/07, 144A
                                                                (b)(g)(h)
          --               --         390,000       390,000     Advance Stores Co. Inc., Sr. Unsec. Gtd. Notes, Series B, 10.25%,
                                                                04/15/08
          --               --         750,000       750,000     AES Corp., Sr. Notes, 8.00%, 12/31/08
          --               --         750,000       750,000     Airgas Inc., Medium Term Notes, 7.14%, 03/08/04
          --               --         300,000       300,000     Airplanes Pass Through Trust, Sub. Bonds, 10.875%, 03/15/19
          --               --         300,000       300,000     Alaris Medical Systems, Sr. Unsec. Gtd. Sub. Deb., 9.75%, 12/01/06
          --               --       1,000,000     1,000,000     Alberto-Culver Corp., Notes, 6.375%, 06/15/28
          --           55,000              --        55,000     Allbritton Communication, Sr. Sub. Notes, 8.875%, 02/01/08, 144A (b)
          --               --         863,999       863,999     America West Airlines, Inc., Pass Through Ctfs., 6.86%, 07/02/04
          --               --          75,000        75,000     Americo Life Inc., Sr. Sub. Notes, 9.25%, 06/01/05
          --               --         320,000       320,000     AmeriServ Food Co., Gtd. Notes, 10.125%, 07/15/07
          --               --         350,000       350,000     Ascent Entertainment Group, Sr. Sec. Disc. Notes, 11.875%, 12/15/04
                                                                (d)
          --               --         750,000       750,000     Associates Corp. of North America, Series B Sr. Deb., 7.95%,
                                                                02/15/10
          --               --         450,000       450,000     ATC Group Services Inc., Unsec. Gtd. Sr. Sub. Notes, 12.00%,
                                                                01/15/08 (g)
          --               --         400,000       400,000     Atlas Air, Inc., Sr. Notes, 10.75%, 08/01/05
          --               --         500,000       500,000     Big 5 Corp., Sr. Unsec. Notes, 10.875%, 11/15/07
          --               --         110,000       110,000     Blue Bird Body Co., Series B Sr. Sub. Notes, 10.75%, 11/15/06
          --               --         390,000       390,000     Booth Creek Ski Holdings, Sr. Notes, 12.50%, 03/15/07
          --           55,000              --        55,000     BTI Telecommunications Corp., 10.50% due 09/15/07 - 144A (b)
          --          100,000              --       100,000     Cendant Corp., 7.75% due 12/01/03
          --               --         320,000       320,000     Centel Capital, Deb., 9.00%, 10/15/19
          --               --         370,000       370,000     CEX Holdings, Inc., Sr. Unsec. Gtd. Notes, 9.625%, 06/01/08
          --           75,000              --        75,000     Chancellor Media Corp., Sr. Unsec. Sub. Notes, 8.125%, 12/15/07,
                                                                144A (b)
          --          152,000              --       152,000     Chase Manhattan Corp., Unsec. Sub. Notes, 6.25%, 01/15/06
          --               --         230,000       230,000     Chesapeake Energy Corp., Unsec. Sr. Notes, 9.625%, 05/01/05
          --           75,000              --        75,000     Circus Circus Enterprise, Sr. Sub. Notes, 9.25%, 12/01/05

                                                                                                Market Value
                                                                         -----------------------------------------------------------
                                                                         GTG VARIABLE
                                                                            GLOBAL        GTG VARIABLE      AIM V.I.       PRO FORMA
                                                                          GOVERNMENT       STRATEGIC       DIVERSIFIED     COMBINING
                                                                          INCOME FUND     INCOME FUND      INCOME FUND

Petroleos Mexicanos, 9.25% due 03/30/18 - 144A (b)                                             128,800                       128,800
Petroleos Mexicanos, 9.375% due 12/02/08 - 144A (b)                                            129,675                       129,675
                                                                                                                         -----------
                                                                                                                             890,800
                                                                                                                         -----------

NETHERLANDS - 0.30%
TPSA Finance BV, 7.75% due 12/10/08 - 144A (b)                                     --          124,268              --       124,268
Versatel Telecom B.V., Sr. Notes, 13.25%, 05/15/08
(Telecommunications - Long Distance)                                               --               --         255,000       255,000
                                                                                                                         -----------
                                                                                                                             379,268
                                                                                                                         -----------
NEW ZEALAND - 1.19%
International Bank for Reconstruction & Development (Banks-Money
Center), Sr. Unsub. Notes, 7.25%, 05/27/03 (-)                                     --               --       1,211,399     1,211,399
International Bank of Reconstruction & Development (Banks-Money
Center), Sr. Unsec. Notes, 6.77%, 08/20/07 (c-(f)                                  --               --         303,547       303,547
                                                                                                                         -----------
                                                                                                                           1,514,946
                                                                                                                         -----------

NORWAY - 0.56%
Petro Geo-Services ASA, (Oil & Gas-Drilling & Equipment), Sr. Notes,                                                     -----------
7.125%, 03/30/28                                                                   --               --         707,948       707,948
                                                                                                                         -----------
RUSSIA - 0.04%
Lukinter Finance BV Convertible, 3.50% due 05/06/02 - 144A (b)                     --           34,310              --        34,310
Mosenergo Finance BV, 8.375% due 10/09/02 - 144A (b)                               --           11,725              --        11,725
                                                                                                                         -----------
                                                                                                                              46,035
                                                                                                                         -----------

SWEDAN - 0.31%
Stena Line A.B. (Lodging-Hotels), Sr. Yankee Notes, 10.625%,                                                             -----------
06/01/08                                                                           --               --         389,150       389,150
                                                                                                                         -----------

TUNISIA - 0.16%                                                                                                          -----------
Banque Centrais de Tunmisie, 8.25%, due 09/19/27                              207,049               --              --       207,049
                                                                                                                         -----------

UNITED KINGDOM - 2.97%
Cable & Wireless Communications PLC (U.K.)(Telephone), Yankee Notes,
6.75%,  03/06/08                                                                   --               --         767,655       767,655
COLT Telecom Group PLC (Telephone), 7.625% due 7/31/08                             --           89,059              --        89,059
COLT Telecom Group PLC (Telephone), Conv. Notes, 2.00%, 08/06/05 (c)               --               --         435,820       435,820
Esprit Telecom Group PLC (Telecommunications-Long Distance), Sr.
Yankee Notes, 11.50%, 12/15/07                                                     --               --         364,000       364,000
International Bank for Reconstruction & Development (Banks-Money
Center), Sr.Unsec. Notes, 6.875%, 07/14/00 (c)                                     --               --         846,580       846,580
SBC Jersey (Sovereign Debt), Sub., 8.75%, 06/20/05                            380,552                                        380,552
Sutton Bridge Financial Ltd. (Financial-Diversified), Gtd.
Eurobonds, 8.625%, 06/30/22 (c)(b)                                                 --               --         901,280       901,280
                                                                                                                         -----------
                                                                                                                           3,784,945
                                                                                                                         -----------

USA - 49.97%
Abraxas Petroleum Corp., Series D Sr. Unsec. Gtd. Notes, 11.50%,
11/01/04                                                                           --               --          95,625        95,625
Acme Metal Inc., Sr. Unsec. Gtd. Deb., 10.875%, 12/15/07, 144A
(b)(g)(h)                                                                          --            6,075          79,380        85,455
Advance Stores Co. Inc., Sr. Unsec. Gtd. Notes, Series B, 10.25%,
04/15/08                                                                           --               --         397,800       397,800
AES Corp., Sr. Notes, 8.00%, 12/31/08                                              --               --         747,533       747,533
Airgas Inc., Medium Term Notes, 7.14%, 03/08/04                                    --               --         765,840       765,840
Airplanes Pass Through Trust, Sub. Bonds, 10.875%, 03/15/19                        --               --         315,189       315,189
Alaris Medical Systems, Sr. Unsec. Gtd. Sub. Deb., 9.75%, 12/01/06                 --               --         306,000       306,000
Alberto-Culver Corp., Notes, 6.375%, 06/15/28                                      --               --       1,047,880     1,047,880
Allbritton Communication, Sr. Sub. Notes, 8.875%, 02/01/08, 144A (b)               --           55,000              --        55,000
America West Airlines, Inc., Pass Through Ctfs., 6.86%, 07/02/04                   --               --         862,012       862,012
Americo Life Inc., Sr. Sub. Notes, 9.25%, 06/01/05                                 --               --          77,250        77,250
AmeriServ Food Co., Gtd. Notes, 10.125%, 07/15/07                                  --               --         280,000       280,000
Ascent Entertainment Group, Sr. Sec. Disc. Notes, 11.875%, 12/15/04
(d)                                                                                --               --         211,750       211,750
Associates Corp. of North America, Series B Sr. Deb., 7.95%,
02/15/10                                                                           --               --         867,908       867,908
ATC Group Services Inc., Unsec. Gtd. Sr. Sub. Notes, 12.00%,
01/15/08 (g)                                                                       --               --          42,750        42,750
Atlas Air, Inc., Sr. Notes, 10.75%, 08/01/05                                       --               --         422,000       422,000
Big 5 Corp., Sr. Unsec. Notes, 10.875%, 11/15/07                                   --               --         507,500       507,500
Blue Bird Body Co., Series B Sr. Sub. Notes, 10.75%, 11/15/06                      --               --         113,850       113,850
Booth Creek Ski Holdings, Sr. Notes, 12.50%, 03/15/07                              --               --         388,050       388,050
BTI Telecommunications Corp., 10.50% due 09/15/07 - 144A (b)                       --           40,975              --        40,975
Cendant Corp., 7.75% due 12/01/03                                                  --          101,216              --       101,216
Centel Capital, Deb., 9.00%, 10/15/19                                              --               --         411,693       411,693
CEX Holdings, Inc., Sr. Unsec. Gtd. Notes, 9.625%, 06/01/08                        --               --         334,850       334,850
Chancellor Media Corp., Sr. Unsec. Sub. Notes, 8.125%, 12/15/07,
144A (b)                                                                           --           74,813              --        74,813
Chase Manhattan Corp., Unsec. Sub. Notes, 6.25%, 01/15/06                          --          157,318              --       157,318
Chesapeake Energy Corp., Unsec. Sr. Notes, 9.625%, 05/01/05                        --               --         180,550       180,550
Circus Circus Enterprise, Sr. Sub. Notes, 9.25%, 12/01/05                          --           77,794              --        77,794

                        AIM V.I. DIVERSIFIED INCOME FUND
                   GTG VARIABLE GLOBAL GOVERNMENT INCOME FUND
                       GTG VARIABLE STRATEGIC INCOME FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)

                 PRINCIPAL AMOUNT (a)
----------------------------------------------------------
GTG VARIABLE
  GLOBAL      GTG VARIABLE    AIM V.I.       PRO FORMA
GOVERNMENT     STRATEGIC     DIVERSIFIED     COMBINING
INCOME FUND   INCOME FUND    INCOME FUND


     --             --        500,000           500,000     Cleveland Electric Illumination, Series D Sr. Notes, 7.88%, 11/01/17
     --             --        180,000           180,000     Coast Hotels & Casinos Inc., Series B Sec. First Mortgage Gtd. Notes,
                                                            13.00%, 12/15/02
     --             --      5,000,000         5,000,000     Coca-Cola Enterprises, Inc., Putable Notes, 7.24%, 06/20/20 (f)
     --             --        500,000           500,000     Comcast Cable Communications, Notes, 8.50%, 05/01/27
     --        300,000             --           300,000     Comcast Cable Communications, Unsec. Unsub. Notes, 6.20%, 11/15/08
     --             --      1,300,000         1,300,000     ConAgra Inc., Sr. Unsec. Notes, 7.125%, 10/01/26
     --             --        500,000           500,000     CSC Holdings Inc., Sr. Unsec. Deb., 7.625%, 07/15/18
     --             --        500,000           500,000     CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07
     --             --        260,000           260,000     CSK Auto Inc., Sr. Gtd. Sub. Deb., 11.00%, 11/01/06
     --             --         80,000            80,000     Dade International Inc., Series B Sr. Sub. Notes, 11.125%, 05/01/06
     --             --        500,000           500,000     Decora Industries, Inc., Series B Sr. Sec. Gtd. Notes, 11.00%, 05/01/05
     --             --        290,000           290,000     Del Monte Corp./Foods Co., Sr. Unsec. Sub. Notes, 12.25%, 04/15/07
     --         40,000             --            40,000     Delco Remy International Inc., Sr. Notes, 8.625%, 12/15/07
     --             --        825,000           825,000     Delta Air Lines, Inc., Deb., 9.00%, 05/15/16
     --             --        750,000           750,000     Deutsche Bank Financial, Gtd. Unsec. Sub. Deb., 6.70%, 12/13/06
     --             --        350,000           350,000     Dialog Corp. PLC, (Communications Equipment) Series A Sr. Sub. Notes,
                                                            11.00%,11/15/07
     --         90,000             --            90,000     Drypers Corp., Sr. Notes, Series B, 10.25%, 06/15/07
     --         55,000             --            55,000     Duane Reade Inc., Sr. Unsec. Gtd. Sub. Notes, 9.25%, 02/15/08
     --             --        500,000           500,000     Dynegy Inc., Sr. Unsec. Deb., 7.125%, 05/15/18
     --         60,000             --            60,000     Eagle Family Foods, Unsec. Gtd. Notes, 8.75%, 01/15/08, 144A (b)
     --             --        430,000           430,000     EchoStar DBS Corp., Sr. Gtd. Notes, 12.50%, 07/01/02
     --             --        500,000           500,000     El Paso Electric Co., Series D Sec. First Mortgage Bonds, 8.90%,
                                                            02/01/06
     --             --        150,000           150,000     El Paso Electric Co., Series E Sec. First Mortgage Bonds, 9.40%,
                                                            05/01/11
     --             --        590,000           590,000     Electronic Retailing Systems International, Inc., Sr. Disc. Notes,
                                                            13.25%,      02/01/04 (d)
     --             --        320,000           320,000     Elgin National Industies, Sr. Unsec. Gtd. Sub. Notes, 11.00%, 11/01/07
     --        150,000             --           150,000     Engle Homes Inc., Sr. Unsec. Gtd. Sub. Notes, 9.25%, 02/01/08
     --             --        750,000           750,000     Enron Corp., Notes, 6.75%, 08/1/09
     --             --        450,000           450,000     Enron Corp., Sr. Sub. Deb., 6.75%, 07/01/05
     --             --        470,000           470,000     Esat Holdings Ltd.(Telephone), Sr. Yankee Notes, 12.50%, 02/01/07 (d)
     --             --        480,000           480,000     Exodus Communications, Sr. Unsec. Notes, 11.25%, 07/01/08
     --             --        525,000           525,000     Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes, 9.375%, 06/15/06
     --             --        750,000           750,000     Finova Capital Corp., Unsec. Notes, 7.40%, 05/06/06
     --             --        800,000           800,000     First Union Bancorp, Sub. Deb., 7.50%, 04/15/35
     --         75,000             --            75,000     Fisher Scientific International, Sr. Unsec. Sub. Note, 9.00%, 02/01/08
190,000        320,000                          510,000     Ford Motor Credit Corp., 5.25% due 06/16/08
     --             --        750,000           750,000     Fruit of the Loom, Notes, 6.50%, 11/15/03
     --        143,000             --           143,000     General Motors Accept Corp., Unsec. Notes, 6.625%, 10/15/05
     --             --        400,000           400,000     General Motors Corp., Deb., 8.80%, 03/01/21
     --             --        800,000           800,000     Glenborough Properties, Sr. Unsec. Notes, 7.625%, 03/15/05
     --             --        750,000           750,000     GMAC, Notes, 9.00%, 10/15/02
     --        125,000             --           125,000     Graham Packaging, Sr. Unsec. Gtd. Sub., 8.75%, 01/15/08, 144A (b)
     --             --        350,000           350,000     GS Industries, Inc., Sr. Gtd. Notes, 12.00%, 09/01/04
     --         40,000             --            40,000     Hayes Lemmerz International, Inc., 8.25% due 12/15/05 - 144A (b)
     --         50,000             --            50,000     Healthsouth Corp., 3.25% due 04/01/03
     --        125,000             --           125,000     Hollywood Casino Corp., Sr. Sec. Gtd. Notes, 12.75%, 11/01/03
     --             --      1,000,000         1,000,000     Household Finance Corp., Notes, 7.125%, 09/01/05
     --         50,000             --            50,000     International Home Foods, Inc., Sr. Gtd. Sub. Notes, 10.375%, 11/01/06
     --             --        750,000           750,000     ITT Corp., Unsec. Gtd. Deb., 7.375%, 11/15/15
     --             --        240,000           240,000     J Crew Operating Corp., Sr. Sub. Notes, 10.375%, 10/15/07
     --             --        550,000           550,000     John Q. Hammons Hotels Inc., Sec. First Mortgage Notes, 9.75%, 10/01/05
     --             --        500,000           500,000     K N Energy, Inc., Unsec. Deb., 7.35%, 08/01/26
     --             --        400,000           400,000     Kelley Oil & Gas Corp., Series B Sr. Gtd. Sub. Notes, 10.375%, 10/15/06
     --             --      1,000,000         1,000,000     Knology Holdings, Inc., Sr. Disc. Notes, 11.875% 10/15/07 (d)
     --             --        500,000           500,000     Laidlaw, Inc.(Services-Commercial & Consumer), Deb., 6.7%, 05/01/08
     --        150,000             --           150,000     Lenfest Communications, Sr. Sub. Unsec. Notes, 8.25%, 02/15/08, 144A (b)
     --        150,000             --           150,000     Lin Television Corp., Sr. Unsec. Gtd. Notes, 8.375%, 03/01/08, 144A (b)
     --         75,000             --            75,000     Loews Cineplex Entertainment, Sr. Unsec. Sub Notes, 8.875%, 08/01/08,
                                                            144A (b)
     --             --        500,000           500,000     Louis Dreyfus Natural Gas, Sr. Sub. Notes, 9.25%, 06/15/04
     --             --        270,000           270,000     Mariner Post-Acute Network, Inc., Series B Sr. Unsec. Sub. Notes, 9.50%,
                                                            11/01/07
     --             --        380,000           380,000     Mariner Post-Acute Network, Sr. Unsec. Disc. Sub. Notes, 10.5%,
                                                            11/01/07 (d)
     --             --      1,000,000         1,000,000     MCI Communications Corp., Putable Sr. Unsec. Deb., 7.125%, 06/15/27


                                                                                              MARKET VALUE
                                                                             ------------------------------------------------------
                                                                             GTG VARIABLE
                                                                               GLOBAL      GTG VARIABLE    AIM V.I.       PRO FORMA
                                                                             GOVERNMENT     STRATEGIC     DIVERSIFIED     COMBINING
                                                                             INCOME FUND   INCOME FUND    INCOME FUND

Cleveland Electric Illumination, Series D Sr. Notes, 7.88%, 11/01/17                --            --        527,796         527,796
Coast Hotels & Casinos Inc., Series B Sec. First Mortgage Gtd. Notes,
13.00%, 12/15/02                                                                    --            --        203,400         203,400
Coca-Cola Enterprises, Inc., Putable Notes, 7.24%, 06/20/20 (f)                     --            --      1,282,200       1,282,200
Comcast Cable Communications, Notes, 8.50%, 05/01/27                                --            --        627,470         627,470
Comcast Cable Communications, Unsec. Unsub. Notes, 6.20%, 11/15/08                  --       305,994             --         305,994
ConAgra Inc., Sr. Unsec. Notes, 7.125%, 10/01/26                                    --            --      1,388,972       1,388,972
CSC Holdings Inc., Sr. Unsec. Deb., 7.625%, 07/15/18                                --            --        511,960         511,960
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07                                     --            --        527,400         527,400
CSK Auto Inc., Sr. Gtd. Sub. Deb., 11.00%, 11/01/06                                 --            --        274,300         274,300
Dade International Inc., Series B Sr. Sub. Notes, 11.125%, 05/01/06                 --            --         89,000          89,000
Decora Industries, Inc., Series B Sr. Sec. Gtd. Notes, 11.00%, 05/01/05             --            --        472,500         472,500
Del Monte Corp./Foods Co., Sr. Unsec. Sub. Notes, 12.25%, 04/15/07                  --            --        330,600         330,600
Delco Remy International Inc., Sr. Notes, 8.625%, 12/15/07                          --        41,200             --          41,200
Delta Air Lines, Inc., Deb., 9.00%, 05/15/16                                        --            --        947,917         947,917
Deutsche Bank Financial, Gtd. Unsec. Sub. Deb., 6.70%, 12/13/06                     --            --        790,343         790,343
Dialog Corp. PLC, (Communications Equipment) Series A Sr. Sub. Notes,
11.00%,11/15/07                                                                     --            --        350,000         350,000
Drypers Corp., Sr. Notes, Series B, 10.25%, 06/15/07                                --        87,750             --          87,750
Duane Reade Inc., Sr. Unsec. Gtd. Sub. Notes, 9.25%, 02/15/08                       --        56,925             --          56,925
Dynegy Inc., Sr. Unsec. Deb., 7.125%, 05/15/18                                      --            --        493,355         493,355
Eagle Family Foods, Unsec. Gtd. Notes, 8.75%, 01/15/08, 144A (b)                    --        56,850             --          56,850
EchoStar DBS Corp., Sr. Gtd. Notes, 12.50%, 07/01/02                                --            --        498,800         498,800
El Paso Electric Co., Series D Sec. First Mortgage Bonds, 8.90%,                    --            --        563,250         563,250
El Paso Electric Co., Series E Sec. First Mortgage Bonds, 9.40%,
05/01/11                                                                            --            --        170,336         170,336
Electronic Retailing Systems International, Inc., Sr. Disc. Notes,
13.25%,      02/01/04 (d)                                                           --            --        215,350         215,350
Elgin National Industies, Sr. Unsec. Gtd. Sub. Notes, 11.00%, 11/01/07              --            --        323,200         323,200
Engle Homes Inc., Sr. Unsec. Gtd. Sub. Notes, 9.25%, 02/01/08                       --       150,751             --         150,751
Enron Corp., Notes, 6.75%, 08/1/09                                                  --            --        779,828         779,828
Enron Corp., Sr. Sub. Deb., 6.75%, 07/01/05                                         --            --        464,558         464,558
Esat Holdings Ltd.(Telephone), Sr. Yankee Notes, 12.50%, 02/01/07 (d)               --            --        312,550         312,550
Exodus Communications, Sr. Unsec. Notes, 11.25%, 07/01/08                           --            --        484,800         484,800
Ferrellgas Partners, Series B Sr. Sec. Gtd. Notes, 9.375%, 06/15/06                 --            --        527,625         527,625
Finova Capital Corp., Unsec. Notes, 7.40%, 05/06/06                                 --            --        789,195         789,195
First Union Bancorp, Sub. Deb., 7.50%, 04/15/35                                     --            --        877,888         877,888
Fisher Scientific International, Sr. Unsec. Sub. Note, 9.00%, 02/01/08              --        75,000             --          75,000
Ford Motor Credit Corp., 5.25% due 06/16/08                                    119,282       200,895                        320,177
Fruit of the Loom, Notes, 6.50%, 11/15/03                                           --            --        712,620         712,620
General Motors Accept Corp., Unsec. Notes, 6.625%, 10/15/05                         --       150,998             --         150,998
General Motors Corp., Deb., 8.80%, 03/01/21                                         --            --        505,972         505,972
Glenborough Properties, Sr. Unsec. Notes, 7.625%, 03/15/05                          --            --        766,798         766,798
GMAC, Notes, 9.00%, 10/15/02                                                        --            --        836,985         836,985
Graham Packaging, Sr. Unsec. Gtd. Sub., 8.75%, 01/15/08, 144A (b)                   --       125,625             --         125,625
GS Industries, Inc., Sr. Gtd. Notes, 12.00%, 09/01/04                               --            --        239,750         239,750
Hayes Lemmerz International, Inc., 8.25% due 12/15/05 - 144A (b)                    --        40,000             --          40,000
Healthsouth Corp., 3.25% due 04/01/03                                               --        42,750             --          42,750
Hollywood Casino Corp., Sr. Sec. Gtd. Notes, 12.75%, 11/01/03                       --       133,750             --         133,750
Household Finance Corp., Notes, 7.125%, 09/01/05                                    --            --      1,064,040       1,064,040
International Home Foods, Inc., Sr. Gtd. Sub. Notes, 10.375%, 11/01/06              --        54,375             --          54,375
ITT Corp., Unsec. Gtd. Deb., 7.375%, 11/15/15                                       --            --        638,100         638,100
J Crew Operating Corp., Sr. Sub. Notes, 10.375%, 10/15/07                           --            --        207,600         207,600
John Q. Hammons Hotels Inc., Sec. First Mortgage Notes, 9.75%, 10/01/05             --            --        517,000         517,000
K N Energy, Inc., Unsec. Deb., 7.35%, 08/01/26                                      --            --        527,575         527,575
Kelley Oil & Gas Corp., Series B Sr. Gtd. Sub. Notes, 10.375%, 10/15/06             --            --        298,000         298,000
Knology Holdings, Inc., Sr. Disc. Notes, 11.875% 10/15/07 (d)                       --            --        462,500         462,500
Laidlaw, Inc.(Services-Commercial & Consumer), Deb., 6.7%, 05/01/08                 --            --        488,985         488,985
Lenfest Communications, Sr. Sub. Unsec. Notes, 8.25%, 02/15/08, 144A (b)            --       157,126             --         157,126
Lin Television Corp., Sr. Unsec. Gtd. Notes, 8.375%, 03/01/08, 144A (b)             --       151,313             --         151,313
Loews Cineplex Entertainment, Sr. Unsec. Sub Notes, 8.875%, 08/01/08,
144A (b)                                                                            --        77,813             --          77,813
Louis Dreyfus Natural Gas, Sr. Sub. Notes, 9.25%, 06/15/04                          --            --        539,585         539,585
Mariner Post-Acute Network, Inc., Series B Sr. Unsec. Sub. Notes, 9.50%,
11/01/07                                                                            --            --        209,250         209,250
Mariner Post-Acute Network, Sr. Unsec. Disc. Sub. Notes, 10.5%,
11/01/07 (d)                                                                        --            --        165,300         165,300
MCI Communications Corp., Putable Sr. Unsec. Deb., 7.125%, 06/15/27                 --            --      1,063,500       1,063,500

                Principal Amount (a)
-----------------------------------------------------
GTG VARIABLE
   GLOBAL      GTG VARIABLE     AIM V.I.    PRO FORMA
 GOVERNMENT     STRATEGIC     DIVERSIFIED   COMBINING
 INCOME FUND   INCOME FUND    INCOME FUND
         --              --       300,000     300,000   MDC Communications Corp.(Services--Advertising/Marketing), Sr. Yankee Unsec.
                                                        Sub. Notes, 10.50%, 12/01/06
         --              --       380,000     380,000   Mediq Inc., Sr. Unsec. Gtd. Sub. Notes, 11.00%, 06/01/08
         --              --       300,000     300,000   Mercantile Bancorp Inc., Sub. Notes, 6.375%, 01/15/04
         --              --     1,000,000   1,000,000   Mercantile Bancorp Inc., Unsec. Sub. Notes, 7.30%, 06/15/07
         --              --       450,000     450,000   Metrocall Inc., Sr. Sub. Notes, 11.00%, 09/15/08 (b)
         --              --       380,000     380,000   MMI Products Inc., Sr. Unsec. Sub. Notes, 11.25%, 04/15/07
         --              --       380,000     380,000   MSX International Inc., Unsec. Sr. Sub. Notes, 11.375%, 01/15/08
         --              --       145,000     145,000   MVE Inc., Sr. Sec. Notes, 12.50%, 02/15/02
         --              --       330,000     330,000   Neff Corp., Sr. Sub. Notes, 10.25%, 06/01/08 (b)
         --              --       750,000     750,000   News America Holdings, Inc., Sr. Gtd. Deb., 9.25%, 02/01/13
         --              --       500,000     500,000   News America Holdings, Inc., Sr. Gtd. Putable Bonds, 7.43%, 10/01/26
         --              --       560,000     560,000   Nextel Communications, Inc., Sr. Notes, 12.00%, 11/01/08 (b)
         --              --     1,000,000   1,000,000   Niagara Mohawk Power Corp., First Mortgage Notes, 9.25%, 10/01/01
         --              --     1,000,000   1,000,000   Niagara Mohawk Power Corp., Series G Sr. Unsec. Notes, 7.75%, 10/01/08
                     65,000                    65,000   Niagara Mohawk Power, 7.375% due 07/01/03
         --          55,000            --      55,000   Norampac Inc., Sr. Notes, 9.50%, 02/01/08, 144A (b)
         --              --       650,000     650,000   Norfolk Southern Corp., Putable Bonds, 7.05%, 05/01/37
         --              --       100,000     100,000   Northern Telecom, Notes, 6.00%, 09/01/03
         --              --       500,000     500,000   Nova Gas Transmission Ltd. (Chemicals), Yankee Deb., 8.50%, 12/15/12
         --              --       440,000     440,000   NTL Inc., Sr. Notes, 11.50%, 10/01/08 (b)
         --              --       500,000     500,000   Orion Capital Trust II, Gtd. Notes, 7.701%, 04/15/28
         --              --       530,000     530,000   Pacific & Atlantic Holding, Notes, 11.50%, 05/30/08
         --              --       450,000     450,000   Pacific Aerospace & Elec., Sr. Sub Notes, 11.25%, 08/01/05 (b)
         --              --       750,000     750,000   PageMart Wireless, Inc., Sr. Sub. Disc. Notes, 11.25%, 02/01/08 (d)
         --          45,000            --      45,000   Park Place Entertainment, 7.875% due 12/15/05 -- 144A (b)
                                  500,000               Pegasus Shipping Hellas Co., Series A, Sr. Yankee Sec. Gtd. Mortgage Notes,
                                                        11.85%, 11/15/04
         --          55,000            --      55,000   Penn National Gaming Inc., Sr. Unsec. Gtd. Notes, 10.625%, 12/15/04 (b)
         --          25,000            --      25,000   Pillowtex Corp., 9.00% due 12/15/07 -- 144A (b)
         --              --       330,000     330,000   Plainwell Inc., Series B Sr. Unsec. Sub. Notes, 11.00%, 03/01/08
         --              --       700,000     700,000   Province of Manitoba (Sovereign Debt), Yankee Bonds, 7.75%, 07/17/16
         --              --       750,000     750,000   Province of Quebec, Yankee Notes, 5.735%, 03/02/26
         --         75,000             --      75,000   Psinet Inc., Sr. Unsec. Notes, 10.00%, 02/15/05
         --              --       400,000     400,000   Queen Sand Resources, Inc., Sr. Unsec. Gtd. Notes, 12.50%, 07/01/08
         --              --       250,000     250,000   R & B Falcon Corp., Sr. Notes, 9.50%, 12/15/08 (b)
         --              --       500,000     500,000   R & B Falcon Corp., Sr. Unsec. Notes, 6.95%, 04/15/08
         --              --       500,000     500,000   Regions Financial Corp., Sub. Notes, 7.75%, 09/15/24
         --              --       500,000     500,000   Renters Choice Inc., Sr. Sub. Notes, 11.00%, 08/15/08 (b)
         --          55,000            --      55,000   Revlon Consumer Products, Sr. Unsec. Sub. Notes, 8.625%, 02/01/08, 144A (b)
         --         135,000            --     135,000   Riddell Sports Inc., Sr. Unsec. Gtd. Notes, 10.50%, 07/15/07
                     45,000                    45,000   Salton/Maxim Housewares, 10.75% due 12/15/05 -- 144A (b)
         --              --       750,000     750,000   SBC Communications Inc., Deb., 7.375%, 07/15/43
         --         125,000            --     125,000   Smithfield Foods Inc., Sr. Unsec. Sub Notes, 7.625%, 02/15/08
         --              --       750,000     750,000   Solutia Inc., Bonds, 6.72%, 10/15/37
         --              --       800,000     800,000   Sovereign Bancorp, Inc., Sub. Notes, 8.00%, 03/15/03
         --              --       750,000     750,000   Spieker Properties LP, Unsec. Deb., 7.35%, 12/01/17
         --              --       220,000     220,000   Sterling Chemicals, Inc., Sr. Unsec. Sub. Notes, 11.75%, 08/15/06
         --          60,000            --      60,000   Syratech Corp., Sr. Unsec. Gtd. Notes, 11.00%, 04/15/07 (b)
         --              --       500,000     500,000   Talisman Energy, Inc., (Canada) Yankee Deb., 7.125%, 06/01/07
         --              --       850,000     850,000   TCI Communications Inc., Sr. Notes, 8.00%, 08/01/05
         --              --       750,000     750,000   Tenet Healthcare Corp., Sr. Notes, 8.00%, 01/15/05
         --              --       330,000     330,000   Texas Petrochemical Corp., Sr. Unsec. Sub. Notes, 11.125%, 07/01/06
         --              --       500,000     500,000   Time Warner, Inc., Deb., 9.125%, 01/15/13
         --              --       500,000     500,000   Time Warner, Inc., Unsec. Deb., 6.85%, 01/15/26
         --              --       750,000     750,000   Torchmark Corp., Notes, 7.875%, 05/15/23
         --              --       400,000     400,000   Travelcenters of America Inc., Sr. Unsec. Gtd. Sub. Deb., 10.25%, 04/01/07
         --         135,000            --     135,000   Trump Atlantic City Associates, Secured First Mortgage Gtd. Notes, 11.25%,
                                                        05/01/06
         --          73,000            --      73,000   U.S. Filter Corp., Conv. Sub. Notes, 4.50%, 12/15/01
         --         150,000            --     150,000   Unisys Corp., Sr. Notes, 7.875%, 04/01/08
         --              --       425,000     425,000   United Air Lines, Inc., Pass Thru Ctfs., 9.56%, 10/19/18
         --              --       275,000     275,000   United Stationer Supply, Sr. Sub. Notes, 12.75%, 05/01/05
         --         100,000            --     100,000   United Stationers Supply, Sr. Gtd. Sub. Notes, 8.375%, 04/15/08, 144A (b)

                                                                                                Market Value
                                                                         -----------------------------------------------------------
                                                                         GTG VARIABLE
                                                                            GLOBAL        GTG VARIABLE      AIM V.I.       PRO FORMA
                                                                          GOVERNMENT       STRATEGIC       DIVERSIFIED     COMBINING
                                                                          INCOME FUND     INCOME FUND      INCOME FUND

MDC Communications Corp.(Services--Advertising/Marketing), Sr. Yankee
Unsec. Sub. Notes, 10.50%, 12/01/06                                                --               --         307,500       307,500
Mediq Inc., Sr. Unsec. Gtd. Sub. Notes, 11.00%, 06/01/08                           --               --         366,700       366,700
Mercantile Bancorp Inc., Sub. Notes, 6.375%, 01/15/04                              --               --         307,056       307,056
Mercantile Bancorp Inc., Unsec. Sub. Notes, 7.30%, 06/15/07                        --               --       1,095,900     1,095,900
Metrocall Inc., Sr. Sub. Notes, 11.00%, 09/15/08 (b)                               --               --         454,500       454,500
MMI Products Inc., Sr. Unsec. Sub. Notes, 11.25%, 04/15/07                         --               --         412,300       412,300
MSX International Inc., Unsec. Sr. Sub. Notes, 11.375%, 01/15/08                   --               --         363,850       363,850
MVE Inc., Sr. Sec. Notes, 12.50%, 02/15/02                                         --               --         142,825       142,825
Neff Corp., Sr. Sub. Notes, 10.25%, 06/01/08 (b)                                   --               --         320,100       320,100
News America Holdings, Inc., Sr. Gtd. Deb., 9.25%, 02/01/13                        --               --         936,128       936,128
News America Holdings, Inc., Sr. Gtd. Putable Bonds, 7.43%, 10/01/26               --               --         543,560       543,560
Nextel Communications, Inc., Sr. Notes, 12.00%, 11/01/08 (b)                       --               --         616,000       616,000
Niagara Mohawk Power Corp., First Mortgage Notes, 9.25%, 10/01/01                  --               --       1,083,450     1,083,450
Niagara Mohawk Power Corp., Series G Sr. Unsec. Notes, 7.75%, 10/01/08             --               --       1,093,100     1,093,100
Niagara Mohawk Power, 7.375% due 07/01/03                                          --           66,632              --        66,632
Norampac Inc., Sr. Notes, 9.50%, 02/01/08, 144A (b)                                --           56,100              --        56,100
Norfolk Southern Corp., Putable Bonds, 7.05%, 05/01/37                             --               --         733,993       733,993
Northern Telecom, Notes, 6.00%, 09/01/03                                           --               --         101,482       101,482
Nova Gas Transmission Ltd. (Chemicals), Yankee Deb., 8.50%, 12/15/12               --               --         606,900       606,900
NTL Inc., Sr. Notes, 11.50%, 10/01/08 (b)                                          --               --         481,800       481,800
Orion Capital Trust II, Gtd. Notes, 7.701%, 04/15/28                               --               --         459,410       459,410
Pacific & Atlantic Holding, Notes, 11.50%, 05/30/08                                --               --         410,750       410,750
Pacific Aerospace & Elec., Sr. Sub Notes, 11.25%, 08/01/05 (b)                     --               --         339,750       339,750
PageMart Wireless, Inc., Sr. Sub. Disc. Notes, 11.25%, 02/01/08 (d)                --               --         363,750       363,750
Park Place Entertainment, 7.875% due 12/15/05 -- 144A (b)                          --           45,281                        45,281
Pegasus Shipping Hellas Co., Series A, Sr. Yankee Sec. Gtd. Mortgage Notes,
11.85%, 11/15/04                                                                                               432,500       432,500
Penn National Gaming Inc., Sr. Unsec. Gtd. Notes, 10.625%, 12/15/04 (b)            --           58,025              --        58,025
Pillowtex Corp., 9.00% due 12/15/07 -- 144A (b)                                    --           25,875              --        25,875
Plainwell Inc., Series B Sr. Unsec. Sub. Notes, 11.00%, 03/01/08                   --               --         259,050       259,050
Province of Manitoba (Sovereign Debt), Yankee Bonds, 7.75%, 07/17/16               --               --         826,322       826,322
Province of Quebec, Yankee Notes, 5.735%, 03/02/26                                 --               --         845,025       845,025
Psinet Inc., Sr. Unsec. Notes, 10.00%, 02/15/05                                    --           74,625              --        74,625
Queen Sand Resources, Inc., Sr. Unsec. Gtd. Notes, 12.50%, 07/01/08                --               --         282,000       282,000
R & B Falcon Corp., Sr. Notes, 9.50%, 12/15/08 (b)                                 --               --         251,250       251,250
R & B Falcon Corp., Sr. Unsec. Notes, 6.95%, 04/15/08                              --               --         434,285       434,285
Regions Financial Corp., Sub. Notes, 7.75%, 09/15/24                               --               --         576,015       576,015
Renters Choice Inc., Sr. Sub. Notes, 11.00%, 08/15/08 (b)                          --               --         510,000       510,000
Revlon Consumer Products, Sr. Unsec. Sub. Notes, 8.625%, 02/01/08, 144A (b)        --           50,875              --        50,875
Riddell Sports Inc., Sr. Unsec. Gtd. Notes, 10.50%, 07/15/07                       --          128,242              --       128,242
Salton/Maxim Housewares, 10.75% due 12/15/05 -- 144A (b)                           --           45,506              --        45,506
SBC Communications Inc., Deb., 7.375%, 07/15/43                                    --               --         818,415       818,415
Smithfield Foods Inc., Sr. Unsec. Sub Notes, 7.625%, 02/15/08                      --          126,250              --       126,250
Solutia Inc., Bonds, 6.72%, 10/15/37                                               --               --         762,000       762,000
Sovereign Bancorp, Inc., Sub. Notes, 8.00%, 03/15/03                               --               --         841,608       841,608
Spieker Properties LP, Unsec. Deb., 7.35%, 12/01/17                                --               --         689,363       689,363
Sterling Chemicals, Inc., Sr. Unsec. Sub. Notes, 11.75%, 08/15/06                  --               --         190,300       190,300
Syratech Corp., Sr. Unsec. Gtd. Notes, 11.00%, 04/15/07 (b)                        --           48,900              --        48,900
Talisman Energy, Inc., (Canada) Yankee Deb., 7.125%, 06/01/07                      --               --         517,020       517,020
TCI Communications Inc., Sr. Notes, 8.00%, 08/01/05                                --               --         958,435       958,435
Tenet Healthcare Corp., Sr. Notes, 8.00%, 01/15/05                                 --               --         769,943       769,943
Texas Petrochemical Corp., Sr. Unsec. Sub. Notes, 11.125%, 07/01/06                --               --         326,700       326,700
Time Warner, Inc., Deb., 9.125%, 01/15/13                                          --               --         628,805       628,805
Time Warner, Inc., Unsec. Deb., 6.85%, 01/15/26                                    --               --         526,020       526,020
Torchmark Corp., Notes, 7.875%, 05/15/23                                           --               --         779,640       779,640
Travelcenters of America Inc., Sr. Unsec. Gtd. Sub. Deb., 10.25%, 04/01/07         --               --         400,000       400,000
Trump Atlantic City Associates, Secured First Mortgage Gtd. Notes, 11.25%,
05/01/06                                                                           --          118,800              --       118,800
U.S. Filter Corp., Conv. Sub. Notes, 4.50%, 12/15/01                               --           69,168              --        69,168
Unisys Corp., Sr. Notes, 7.875%, 04/01/08                                          --          159,938              --       159,938
United Air Lines, Inc., Pass Thru Ctfs., 9.56%, 10/19/18                           --               --         521,603       521,603
United Stationer Supply, Sr. Sub. Notes, 12.75%, 05/01/05                          --               --         308,000       308,000
United Stationers Supply, Sr. Gtd. Sub. Notes, 8.375%, 04/15/08, 144A (b)          --          100,250              --       100,250

                        AIM V.I. DIVERSIFIED INCOME FUND
                   GTG VARIABLE GLOBAL GOVERNMENT INCOME FUND
                       GTG VARIABLE STRATEGIC INCOME FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)

                Principal Amount (a)
-----------------------------------------------------
GTG VARIABLE
   GLOBAL      GTG VARIABLE     AIM V.I.    PRO FORMA
 GOVERNMENT     STRATEGIC     DIVERSIFIED   COMBINING
 INCOME FUND   INCOME FUND    INCOME FUND
          --             --       500,000     500,000     USA Networks, Inc., Sr. Notes, 6.75%, 11/15/05 (b)
          --             --       400,000     400,000     Venetian Casino Resort LLC, Gtd. Mortgage Notes, 12.25%, 11/15/04
          --         75,000            --      75,000     Viasystems Inc., Sr. Sub Unsec. Notes, 9.75%, 06/01/07
          --             --        70,000      70,000     Wilson's--The Leather Experts, Inc., Sr. Notes, 11.25%, 08/15/04
          --             --     1,000,000   1,000,000     WMX Technologies, Inc., Unsec. Notes, 7.10%, 08/01/26
          --        300,000            --     300,000     Xerox Corp., Notes, 5.50%, 11/15/03

TOTAL CORPORATE BONDS

                                                          GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 25.08%
                                                          ALGERIA - 0.19%
          --        500,000            --     500,000     Algeria Tranche 1 Loan Assignment (Sovereign Debt), Bonds, 6.00%,
                                                          09/04/06(e)

                                                          ARGENTINA - 0.50%
                    180,000            --     180,000     Republic of Argentina, 11.00% due 12/04/05 - 144A (b)
                    134,000            --     134,000     Republic of Argentina, 11.00% due 10/09/06
                    150,000            --     150,000     Republic of Argentina, Discount Bond, 6.0625% due 03/31/23 (e)
                    115,000            --     115,000     Republic of Argentina, I.O. Strip, 12.11%, due 04/10/05
          --        110,000            --     110,000     Republic of Argentina (Sovereign Debt), Unsec. Unsub., 11.375%, 01/30/17

                                                          BRAZIL - 0.15%
          --        325,000            --     325,000     Brazil (Sovereign Debt), Floating Rate Disc. Note, 6.125%, 04/15/24 (e)

                                                          BRITISH POUND STERLING -- 2.44%
          --             --       450,000     450,000     Fannie Mae, Unsec. Sr. Notes, 6.875%, 06/07/02 (c)
          --             --       400,000     400,000     United Kingdom Treasury (Sovereign Debt) Gtd. Notes, 7.00%, 11/06/01(c)
          --             --       450,000     450,000     United Kingdom Treasury Bonds (Sovereign Debt), 7.50%, 12/07/06 (c)
          --             --       400,000     400,000     United Kingdom Treasury Bonds (Sovereign Debt), 8.00%, 12/07/00 (c)

                                                          BULGARIA - 0.32%
          --        397,000            --     397,000     Bulgaria (Sovereign Debt), Sec. Disc. Bonds, 6.6875%, 07/28/24 (e)
                    218,000                   218,000     Republic of Bulgaria, Front Loaded Interest Reduction Bond Series A, 2.50%
                                                          (2.75% at 7/99), due 7/28/12

                                                          CANADIAN DOLLAR - 2.43%
          --             --       500,000     500,000     British Columbia Municipal Finance Authority, (Soveriegn Debt), Bonds,
                                                          7.75%, 12/01/05 (c)
     230,000        300,000            --     530,000     Canadian Government (Sovereign Debt), Bonds, 6.00%, 06/01/08
          --             --       500,000     500,000     Canadian Government (Sovereign Debt), Bonds, 6.625%, 10/03/07 (c)
          --             --       750,000     750,000     Ontario Province (Sovereign Debt), Sr. Unsub. Notes, 8.00%, 03/11/03 (c)
          --             --       500,000     500,000     Province of Ontario (Sovereign Debt), Deb., 11.125%, 02/14/01 (c)
          --             --     1,000,000   1,000,000     Province of Ontario (Sovereign Debt), Unsec. Unsub. Notes, 6.25%,
                                                          12/03/08 (c)
          --             --       100,000     100,000     Quebec (Province of), Deb., 9.375%, 01/16/23 (Sovereign Debt) (c)

                                                          COLOMBIA - 0.16%
          --         55,000            --      55,000     Republic of Colombia, 7.27% due 06/15/03 -- 144A (b)
          --        179,000            --     179,000     Republic of Colombia, 8.625% due 04/01/08

                                                          DENMARK - 1.14%
          --      2,600,000            --   2,600,000     Kingdom of Denmark (Sovereign Debt), Bonds, 7.00%, 11/10/24
   5,200,000                                5,200,000     Kingdom of Denmark (Sovereign Debt), Bonds, 6.00%, 11/15/09

                                                          GERMAN DEUTSCHE MARKS - 3.77%
     105,000      2,180,000            --   2,285,000     Bundesrepublic Deutschland (Sovereign Debt), Bonds, 6.00%, 01/05/06
          --        920,000            --     920,000     Bundesrepublic Deutschland (Sovereign Debt), Bonds, 6.50%, 07/04/27
          --             --     1,000,000   1,000,000     Bundesrepublic Deutschland (Sovereign Debt), Bonds, 6.875%, 05/12/05 (c)
   1,020,000        670,000                 1,690,000     Deutschland Republic (Sovereign Debt) Bonds, 6.00%, 07/04/07
     250,000        700,000                   950,000     Deutschland Republic (Sovereign Debt) Bonds, 6.50%, 10/14/05

                                                          GREECE - 0.54%
  50,000,000     50,000,000            -- 100,000,000     Hellenic Republic (Sovereign Debt), Bonds, 8.8%, 06/19/07
  30,000,000     50,000,000            --  80,000,000     Hellenic Republic (Sovereign Debt), Bonds, 9.9%, 03/21/02

                                                                                                Market Value
                                                                         -----------------------------------------------------------
                                                                         GTG VARIABLE
                                                                            GLOBAL        GTG VARIABLE      AIM V.I.       PRO FORMA
                                                                          GOVERNMENT       STRATEGIC       DIVERSIFIED     COMBINING
                                                                          INCOME FUND     INCOME FUND      INCOME FUND

USA Networks, Inc., Sr. Notes, 6.75%, 11/15/05 (b)                                 --               --         501,330       501,330
Venetian Casino Resort LLC, Gtd. Mortgage Notes, 12.25%, 11/15/04                  --               --         376,000       376,000
Viasystems Inc., Sr. Sub Unsec. Notes, 9.75%, 06/01/07                             --           70,125              --        70,125
Wilson's-The Leather Experts, Inc., Sr. Notes, 11.25%, 08/15/04                    --               --          68,950        68,950
WMX Technologies, Inc., Unsec. Notes, 7.10%, 08/01/26                              --               --       1,047,230     1,047,230
Xerox Corp., Notes, 5.50%, 11/15/03                                                --          300,834              --       300,834
                                                                                                                          ----------
                                                                                                                          63,599,180

TOTAL CORPORATE BONDS                                                                                                     85,473,240

GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 25.08%
ALGERIA  - 0.19%
Algeria Tranche 1 Loan Assignment (Sovereign Debt), Bonds, 6.00%,                                                         ----------
09/04/06 (e)                                                                       --          225,000              --       225,000
                                                                                                                          ----------

ARGENTINA - 0.50%
Republic of Argentina, 11.00% due 12/04/05 - 144A (b)                                          179,550                       179,550
Republic of Argentina, 11.00% due 10/09/06                                                     132,828                       132,828
Republic of Argentina, Discount Bond, 6.0625% due 03/31/23 (e)                                 111,188                       111,188
Republic of Argentina, I.O. Strip, 12.11%, due 04/10/05                                        104,938                       104,938
Republic of Argentina (Sovereign Debt), Unsec. Unsub., 11.375%, 01/30/17           --          110,275              --       110,275
                                                                                                                          ----------
                                                                                                                             638,779
                                                                                                                          ----------

BRAZIL - 0.15%                                                                                                            ----------
Brazil (Sovereign Debt), Floating Rate Disc. Note, 6.125%, 04/15/24 (e)            --          194,188              --       194,188
                                                                                                                          ----------

BRITISH POUND STERLING - 2.44%
Fannie Mae, Unsec. Sr. Notes, 6.875%, 06/07/02 (c)                                 --               --         795,215       795,215
United Kingdom Treasury (Sovereign Debt) Gtd. Notes, 7.00%, 11/06/01(c)            --               --         705,209       705,209
United Kingdom Treasury Bonds (Sovereign Debt), 7.50%, 12/07/06 (c)                --               --         899,399       899,399
United Kingdom Treasury Bonds (Sovereign Debt), 8.00%, 12/07/00 (c)                --               --         702,549       702,549
                                                                                                                          ----------
                                                                                                                          3,102,372
                                                                                                                          ----------

BULGARIA - 0.32%
Bulgaria (Sovereign Debt), Sec. Disc. Bonds, 6.6875%, 07/28/24 (e)                 --          278,893              --       278,893
Republic of Bulgaria, Front Loaded Interest Reduction Bond Series A, 2.50%
(2.75% at 7/99), due 7/28/12                                                                   124,941                       124,941
                                                                                                                          ----------
                                                                                                                             403,834
                                                                                                                          ----------

CANADIAN DOLLAR - 2.43%
British Columbia Municipal Finance Authority, (Soveriegn Debt), Bonds,
7.75%, 12/01/05 (c)                                                                --              --          374,441       374,441
Canadian Government (Sovereign Debt), Bonds, 6.00%, 06/01/08                  162,759         212,295               --       375,054
Canadian Government (Sovereign Debt), Bonds, 6.625%, 10/03/07 (c)                  --              --          270,179       270,179
Ontario Province (Sovereign Debt), Sr. Unsub. Notes, 8.00%, 03/11/03 (c)           --              --          545,666       545,666
Province of Ontario (Sovereign Debt), Deb., 11.125%, 02/14/01 (c)                  --              --          913,595       913,595
Province of Ontario (Sovereign Debt), Unsec. Unsub. Notes, 6.25%, 12/03/08 (c)     --              --          517,059       517,059
Quebec (Province of), Deb., 9.375%, 01/16/23 (Sovereign Debt) (c)                  --              --           91,871        91,871
                                                                                                                          ----------
                                                                                                                           3,087,864
                                                                                                                          ----------

COLOMBIA -- 0.16%
Republic of Colombia, 7.27% due 06/15/03 -- 144A (b)                               --          47,025              --         47,025
Republic of Colombia, 8.625% due 04/01/08                                          --         153,045              --        153,045
                                                                                                                          ----------
                                                                                                                             200,070
                                                                                                                          ----------

DENMARK -- 1.14%
Kingdom of Denmark (Sovereign Debt), Bonds, 7.00%, 11/10/24                        --         523,432              --        523,432
Kingdom of Denmark (Sovereign Debt), Bonds, 6.00%, 11/15/09                   933,025                                        933,025
                                                                                                                          ----------
                                                                                                                           1,456,457
                                                                                                                          ----------

GERMAN DEUTSCHE MARKS -- 3.77%
Bundesrepublic Deutschland (Sovereign Debt), Bonds, 6.00%, 01/05/06            71,819       1,491,100              --      1,562,919
Bundesrepublic Deutschland (Sovereign Debt), Bonds, 6.50%, 07/04/27                --         690,147              --        690,147
Bundesrepublic Deutschland (Sovereign Debt), Bonds, 6.875%, 05/12/05 (c)           --              --         708,431        708,431
Deutschland Republic (Sovereign Debt) Bonds, 6.00%, 07/04/07                  706,150         463,844              --      1,169,994
Deutschland Republic (Sovereign Debt) Bonds, 6.50%, 10/14/05                  174,883         489,672              --        664,555
                                                                                                                          ----------
                                                                                                                           4,796,046
                                                                                                                          ----------

GREECE -- 0.54%
Hellenic Republic (Sovereign Debt), Bonds, 8.8%, 06/19/07                     198,849         198,849              --        397,698
Hellenic Republic (Sovereign Debt), Bonds, 9.9%, 03/21/02                     110,769         184,616              --        295,385
                                                                                                                          ----------
                                                                                                                             693,083
                                                                                                                          ----------

                        AIM V.I. DIVERSIFIED INCOME FUND
                   GTG VARIABLE GLOBAL GOVERNMENT INCOME FUND
                       GTG VARIABLE STRATEGIC INCOME FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                   (Unaudited)

                Principal Amount (a)
-----------------------------------------------------
GTG VARIABLE
   GLOBAL      GTG VARIABLE     AIM V.I.     PRO FORMA
 GOVERNMENT     STRATEGIC     DIVERSIFIED    COMBINING
 INCOME FUND   INCOME FUND    INCOME FUND
                                                             ITALY - 1.39%
 610,000,000    780,000,000           --   1,390,000,000     Buoni Poliennali Del Tesoro (Sovereign Debt), Bonds, 7.25%, 11/01/26
 440,000,000    420,000,000           --     860,000,000     Buoni Poliennali del Tesoro (Sovereign Debt), Deb., 8.50%, 01/01/04

                                                             IVORY COAST - 0.21%
          --      3,851,250           --       3,851,250     Ivory Coast (Sovereign Debt), Past Due Interest Bonds, 1.90%, 03/29/18
          --        296,250           --         296,250     Ivory Coast (Sovereign Debt) Past Due Interest Bonds, 2.00%, 03/29/18

                                                             KOREA - 0.19%
                    250,000                      250,000     Korea Republic Restructured Debt, 8.281% due 04/08/00

                                                             MEXICO - 0.10%
                    131,000                      131,000     United Mexican States, 9.875% due 01/15/07

                                                             NETHERLANDS -0.31%
     275,000        400,000           --         675,000     Netherlands Government Bond, 5.5% due 01/15/28

                                                             NEW ZEALAND DOLLARS - 1.10%
          --        550,000    1,250,000       1,800,000     Fannie Mae (Sovereign Debt), Notes, 7.25%, 06/20/02 (c)
          --             --      750,000         750,000     New Zealand Government (Sovereign Debt), Bonds, 8.00%, 02/15/01 (c)

                                                             PERU - 0.29%
          --        584,000           --         584,000     Peru Past due Interest (Sovereign Debt), Bonds, 4.50%, 03/07/17 (i)

                                                             RUSSIA - 0.03%
                    667,458                      667,458     Bank for Foreign Economic Affairs (Venesheconombank) Principal Loans,
                                                             6.625% due 12/15/20 (e)
                      9,000                        9,000     Russian Ministry of Finance #6, due 05/14/06 GDR - 144A (b)

                                                             SWEDISH KORONAS - 2.09%
          --             --    6,000,000       6,000,000     Swedish Government (Sovereign Debt), Bonds, 6.00%, 02/09/05 (c)
          --             --    6,000,000       6,000,000     Swedish Government (Sovereign Debt), Bonds, 6.50%, 10/25/06 (c)
          --             --    7,500,000       7,500,000     Swedish Gov't, Bonds, 5.00%, 01/28/09 (c)

                                                             TURKEY - 0.08%
                     96,000                       96,000     Republic of Turkey, 12.00% due 12/15/08

                                                             USA - 5.20%
                                                             U.S. TREASURY SECURITIES
          --             --    1,000,000       1,000,000     U.S. Treasury Bonds, 5.50%, 08/15/28
   1,515,000             --      300,000       1,815,000     U.S. Treasury Notes, 5.625%, 05/15/08
     740,000      1,660,000           --       2,400,000     U.S. Treasury Bonds, 6.375%, 08/15/27 (j)
          --        300,000           --         300,000     U.S. Treasury Note, 4.25%, 11/15/03
     280,000        170,000           --         450,000     U.S. Treasury Note, 4.75%, 11/15/08
     200,000             --           --         200,000     Fannie Mae, Sr. Unsub., 6.375%, 08/15/07

                                                             UNITED KINGDOM - 2.37%
     360,000        970,000           --       1,330,000     Treasury (Sovereign Debt), Gtd. Bonds, 9.00%, 10/13/08

                                                             URUGUAY - .08%
     100,000                                     100,000     Republic of Uruguay, 7.875% due 7/15/27 - 144a (b)

TOTAL GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS

                                                             MORTGAGE BACKED -1.70%
                                                             DENMARK - 0.43%
   1,596,000      1,904,000           --       3,500,000     Realkredit Danmark (Sovereign Debt), Conv., 6.00%, 10/01/26

                                                             UNITED STATES -1.27%
     275,000      1,300,000           --       1,575,000     Government National Mortgage Association TBA Pass Thru Pool, due
                                                             01/15/29 (k)
      48,446             --           --          48,446     Federal Home Loan Mortgage Corp. ("FHLMC"), Pass through Certificates,
                                                             8.50%, 03/01/10

                                                                                                Market Value
                                                                         -----------------------------------------------------------
                                                                         GTG VARIABLE
                                                                            GLOBAL        GTG VARIABLE      AIM V.I.       PRO FORMA
                                                                          GOVERNMENT       STRATEGIC       DIVERSIFIED     COMBINING
                                                                          INCOME FUND     INCOME FUND      INCOME FUND

ITALY - 1.39%
Buoni Poliennali Del Tesoro (Sovereign Debt), Bonds, 7.25%, 11/01/26          496,287         634,596              --      1,130,882
Buoni Poliennali del Tesoro (Sovereign Debt), Deb., 8.50%, 01/01/04           327,928         313,022              --        640,950
                                                                                                                          ----------
                                                                                                                           1,771,832
                                                                                                                          ----------

IVORY COAST - 0.21%
Ivory Coast (Sovereign Debt), Past Due Interest Bonds, 1.90%, 03/29/18             --         186,034              --        186,034
Ivory Coast (Sovereign Debt) Past Due Interest Bonds, 2.00%, 03/29/18              --          87,564              --         87,564
                                                                                                                          ----------
                                                                                                                             273,598
                                                                                                                          ----------

KOREA - 0.19%                                                                                                             ----------
Korea Republic Restructured Debt, 8.281% due 04/08/00                              --         239,375              --        239,375
                                                                                                                          ----------

MEXICO - 0.10%                                                                                                            ----------
United Mexican States, 9.875% due 01/15/07                                                    129,526                        129,526
                                                                                                                          ----------

NETHERLANDS -0.31%                                                                                                        ----------
Netherlands Government Bond, 5.5% due 01/15/28                                162,376         236,184              --        398,560
                                                                                                                          ----------
NEW ZEALAND DOLLARS - 1.10%
Fannie Mae (Sovereign Debt), Notes, 7.25%, 06/20/02 (c)                            --         298,589         682,650        981,239
New Zealand Government (Sovereign Debt), Bonds, 8.00%, 02/15/01 (c)                --              --         416,233        416,233
                                                                                                                          ----------
                                                                                                                           1,397,471
                                                                                                                          ----------

PERU - 0.29%                                                                                                              ----------
Peru Past due Interest (Sovereign Debt), Bonds, 4.50%, 03/07/17 (i)                --         369,380              --        369,380
                                                                                                                          ----------

RUSSIA - 0.03%
Bank for Foreign Economic Affairs (Venesheconombank) Principal Loans,
6.625% due 12/15/20 (e)                                                            --          43,385              --         43,385
Russian Ministry of Finance #6, due 05/14/06 GDR - 144A (b)                        --             653              --            653
                                                                                                                          ----------
                                                                                                                              44,038
                                                                                                                          ----------

SWEDISH KORONAS - 2.09%
Swedish Government (Sovereign Debt), Bonds, 6.00%, 02/09/05 (c)                    --              --         821,959        821,959
Swedish Government (Sovereign Debt), Bonds, 6.50%, 10/25/06 (c)                    --              --         860,313        860,313
Swedish Gov't, Bonds, 5.00%, 01/28/09 (c)                                          --              --         983,492        983,492
                                                                                                                          ----------
                                                                                                                           2,665,763
                                                                                                                          ----------

TURKEY - 0.08%                                                                                                            ----------
Republic of Turkey, 12.00% due 12/15/08                                                        95,520                         95,520
                                                                                                                          ----------

USA - 5.20%
U.S. TREASURY SECURITIES
U.S. Treasury Bonds, 5.50%, 08/15/28                                               --              --       1,046,970      1,046,970
U.S. Treasury Notes, 5.625%, 05/15/08                                       1,617,055              --         319,872      1,936,927
U.S. Treasury Bonds, 6.375%, 08/15/27 (j)                                     851,405       1,909,225              --      2,760,630
U.S. Treasury Note, 4.25%, 11/15/03                                                --         296,227              --        296,227
U.S. Treasury Note, 4.75%, 11/15/08                                           282,275         171,382              --        453,657
Fannie Mae, Sr. Unsub., 6.375%, 08/15/07                                      129,119              --              --        129,119
                                                                                                                          ----------
                                                                                                                           6,623,530
                                                                                                                          ----------

UNITED KINGDOM - 2.37%                                                                                                    ----------
Treasury (Sovereign Debt), Gtd. Bonds, 9.00%, 10/13/08                        816,791       2,200,798              --      3,017,589
                                                                                                                          ----------

URUGUAY - .08%                                                                                                            ----------
Republic of Uruguay, 7.875% due 7/15/27 - 144a (b)                             98,000                                         98,000
                                                                                                                          ----------

                                                                                                                          31,921,875

MORTGAGE BACKED -1.70%
DENMARK - 0.43%                                                                                                           ----------
Realkredit Danmark (Sovereign Debt), Conv., 6.00%, 10/01/26                   250,624         298,991              --        549,615
                                                                                                                          ----------

UNITED STATES -1.27%
Government National Mortgage Association TBA Pass Thru Pool, due
01/15/29(k)                                                                   272,594       1,288,625              --      1,561,219
Federal Home Loan Mortgage Corp. ("FHLMC"), Pass through Certificates,
8.50%, 03/01/10                                                                50,217              --              --         50,217
                                                                                                                          ----------
                                                                                                                           1,611,436

                        AIM V.I. DIVERSIFIED INCOME FUND
                   GTG VARIABLE GLOBAL GOVERNMENT INCOME FUND
                       GTG VARIABLE STRATEGIC INCOME FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                   (Unaudited)

                Principal Amount (a)
-----------------------------------------------------
GTG VARIABLE
   GLOBAL      GTG VARIABLE     AIM V.I.     PRO FORMA
 GOVERNMENT     STRATEGIC     DIVERSIFIED    COMBINING
 INCOME FUND   INCOME FUND    INCOME FUND
TOTAL MORTGAGE BACKED

                                                          STRUCTURED NOTES - 0.08%
                                                          KOREA - 0.08%
                    130,000                    130,000    Fixed Rate Trust Certificate 13.55% due 02/15/02 (Issued by a newly created Delaware Business Trust, collateralized by triple A paper(1).
                                                          This trust certificate has a credit risk component linked to the value of a referenced security:Korean Development
TOTAL STRUCTURED NOTES

                                                          DOMESTIC COMMON STOCK - 0.01%
          --             --          743           743    Nextel Communications, Inc.-Class A (m)

TOTAL DOMESTIC STOCK

                                                          DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.06%
          --             --       16,000        16,000    Westpac Banking Corp. STRYPES Trust-$3.135 Conv. Pfd.
          --             --        8,000         8,000    Conseco Inc. - $4.278 Conv. PRIDES


TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS

                                                          FOREIGN STOCKS & OTHER EQUITY INTERESTS - 0.32%
                                                          ARGENTINA - 0.01%
          --            180           --           180    Republic of Argentina (Sovereign Debt), expiring 12/03/99

                                                          CANADA - 0.00%
          --             --          891           891    Clearnet Communications Inc.(Telecommunications-Cellular/Wireless),
                                                          expiring 09/15/05

                                                          FRANCE - 0.27%
          --             --        2,150         2,150    Societe Generale (Banks - Major Regional)

                                                          NETHERLANDS - 0.00%
          --             --          250           250    Versatel- WTS expiring 01/15/07  (n)

                                                          USA - 0.04%
          --             --        1,000         1,000    Knology Holdings, Inc., expiring 10/15/07 (d)(n)
          --             --          590           590    Electronic Retailing Systems International, expiring 02/01/04 (n)
          --             --          190           190    MVE Inc., expiring 02/15/02 (n)
          --             --          230           230    Gulf States Steel, Inc., expiring 04/15/03 (n)
          --             --          150           150    IHF Capital Inc., Series I, expiring 11/14/99 (n)
          --             --          580           580    Loral Space & Communications LTD, expiring 01/15/07 (n)
          --             --          470           470    ESAT Holdings Ltd., expiring 02/01/07  (n)

TOTAL FOREIGN STOCKS & OTHER EQUITY INTERESTS

                                                          SHORT-TERM INVESTMENTS - 1.23%
          --      1,300,000           --     1,300,000    GE Capital, effective yield 5.25%, due 01/21/99
     275,000                          --       275,000    General Electric Capital Corp., effective yield 5.25%, due 01/21/99


TOTAL SHORT-TERM INVESTMENTS

                                                          REPURCHASE AGREEMENTS (o) - 2.48%
                               2,305,989     2,305,989    Goldman Sachs & Co., 4.40%, 01/04/99 (p)
                    698,000                    698,000    Dated December 31, 1998 with State Street Bank & Trust Co., due January 4,
                                                          1999, for an effective yeild of 4.50%., collateralized by  698,000
                                                          $695,000 U.S. Treasury Notes, 7.75% due 12/31/99 (market value of collateral is $715,633, including accrued interest).
     151,000                                   151,000    Dated December 31, 1998, with State Street Bank & Trust Co., due January
                                                          4, 1999, for an effective yeild of 4.50%, collateralized by
                                                          $130,000 U.S. Treasury Bonds, 6.75% due 08/15/26 (market value of collateral is $158,681, including accrued interest).

                                                                                                Market Value
                                                                         -----------------------------------------------------------
                                                                         GTG VARIABLE
                                                                            GLOBAL        GTG VARIABLE      AIM V.I.       PRO FORMA
                                                                          GOVERNMENT       STRATEGIC       DIVERSIFIED     COMBINING
                                                                          INCOME FUND     INCOME FUND      INCOME FUND

TOTAL MORTGAGE BACKED                                                                                                      2,161,051

STRUCTURED NOTES - 0.08%
KOREA - 0.08%
Fixed Rate Trust Certificate 13.55% due 02/15/02 (Issued by a newly                                                       ----------
created Delaware Business Trust, collateralized by triple A paper(1).              --          102,700              --       102,700
This trust certificate has a credit risk component linked to the value of                                                 ----------
a referenced security:Korean Development
                                                                                                                             102,700

DOMESTIC COMMON STOCK - 0.01%                                                                                             ----------
Nextel Communications, Inc.-Class A (m)                                            --               --          17,553        17,553
                                                                                                                          ----------
                                                                                                                              17,553

DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.06%
Westpac Banking Corp. STRYPES Trust-$3.135 Conv. Pfd.                              --               --         505,000       505,000
Conseco Inc. - $4.278 Conv. PRIDES                                                 --               --         844,000       844,000
                                                                                                                          ----------
                                                                                                                           1,349,000
                                                                                                                          ----------

                                                                                                                           1,349,000

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 0.32%
ARGENTINA - 0.01%                                                                                                         ----------
Republic of Argentina (Sovereign Debt), expiring 12/03/99                          --            8,640             --          8,640
                                                                                                                          ----------

CANADA - 0.00%
Clearnet Communications Inc.(Telecommunications-Cellular/Wireless),                                                       ----------
expiring 09/15/05 (n)                                                              --               --          6,237          6,237
                                                                                                                          ----------

FRANCE - 0.27%                                                                                                            ----------
Societe Generale (Banks - Major Regional)                                          --               --        348,108        348,108
                                                                                                                          ----------

NETHERLANDS - 0.00%                                                                                                       ----------
Versatel- WTS expiring 01/15/07  (n)                                               --               --          2,531          2,531
                                                                                                                          ----------

USA - 0.04%
Knology Holdings, Inc., expiring 10/15/07 (d)(n)                                   --               --          2,250          2,250
Electronic Retailing Systems International, expiring 02/01/04 (n)                  --               --          2,950          2,950
MVE Inc., expiring 02/15/02 (n)                                                    --               --          1,900          1,900
Gulf States Steel, Inc., expiring 04/15/03 (n)                                     --               --              2              2
IHF Capital Inc., Series I, expiring 11/14/99 (n)                                  --               --             75             75
Loral Space & Communications LTD, expiring 01/15/07 (n)                            --               --          6,235          6,235
ESAT Holdings Ltd., expiring 02/01/07  (n)                                         --               --         33,018         33,018
                                                                                                                          ----------
                                                                                                                              46,430
                                                                                                                          ----------
                                                                                                                             411,946

SHORT-TERM INVESTMENTS - 1.23%
GE Capital, effective yield 5.25%, due 01/21/99                                              1,296,136                     1,296,136
General Electric Capital Corp., effective yield 5.25%, due 01/21/99           274,133                                        274,133
                                                                                                                          ----------
                                                                                                                           1,570,269
                                                                                                                          ----------

                                                                                                                           1,570,269

REPURCHASE AGREEMENTS (o) - 2.48%
Goldman Sachs & Co., 4.40%, 01/04/99 (p)                                                                    2,305,989      2,305,989
Dated December 31, 1998 with State Street Bank & Trust Co., due
January 4, 1999, for an effective yeild 4.50%, collateralized by                               698,000
$695,000 U.S. Treasury Notes, 7.75% due 12/31/99 (market value of collateral is $715,633, including accrued interest).
Dated December 31, 1998, with State Street Bank & Trust Co., due
January 4, 1999, for an effective yeild of 4.50%, collateralized by
$130,000 U.S. Treasury Bonds, 6.75% due 08/15/26 (market value of             151,000                                        151,000
collateral is $158,681, including accrued interest).                                                                      ----------
                                                                                                                           3,154,989
                                                                                                                          ----------

                        AIM V.I. DIVERSIFIED INCOME FUND
                   GTG VARIABLE GLOBAL GOVERNMENT INCOME FUND
                       GTG VARIABLE STRATEGIC INCOME FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                  (Unaudited)

                PRINCIPAL AMOUNT (a)
-----------------------------------------------------
GTG VARIABLE
   GLOBAL      GTG VARIABLE     AIM V.I.     PRO FORMA
 GOVERNMENT     STRATEGIC     DIVERSIFIED    COMBINING
 INCOME FUND   INCOME FUND    INCOME FUND
                                                        TOTAL REPURCHASE AGREEMENTS

                                                        TOTAL INVESTMENTS  99.13%
                                                        OTHER ASSETS LESS LIABILITIES  0.87%
                                                        NET ASSETS  100.00%

                                                        (a) Principal amount is in U.S. Dollars, except as indicated by note (e).

                                                        (b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of
                                                        1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors.

                                                        (c) Foreign denominated security. Par value and coupon rate are denominated in currency of country indicated.

                                                        (d) Step bond issued at a discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

                                                        (e) The coupon rate shown on floating rate note represents the rate at period end.

                                                        (f) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.

                                                        (g) Defaulted security. Currently, the issuer is partially in default with respect to interest payments.

                                                        (h) Valued in good faith at fair value using procedures approved by the
                                                        Board of Directors.

                                                        (i) The coupon rate shown on step-up coupon bond represents the rate at period end.

                                                        (j) All or part of the Fund's holdings in this security is segregated as collateral for when issued or derivative instruments.

                                                        (k) Purchased on a forward commitment basis.

                                                        (l) Certain events may cause the contract to terminate prior to date shown.

                                                        (m) Non-income producing security.

                                                        (n) Non-income producing security acquired as part of a unit with or in exchange for other securities.

                                                        (o) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the
                                                        Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreements. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

                                                        (p) Joint repurchase agreement entered into 12/31/98 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations,
                                                        0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at
                                                        12/31/98 of $714,694,897.

                                                                                                  MARKET VALUE
                                                                              -----------------------------------------------------
                                                                              GTG VARIABLE
                                                                                 GLOBAL   GTG VARIABLE   AIM V.I.       PRO FORMA
                                                                               GOVERNMENT   STRATEGIC   DIVERSIFIED     COMBINING
                                                                               INCOME FUND INCOME FUND  INCOME FUND
TOTAL REPURCHASE AGREEMENTS                                                                                               3,154,989

TOTAL INVESTMENTS  99.13%                                                       9,015,031   22,717,159   94,430,433     126,162,623
OTHER ASSETS LESS LIABILITIES  0.87%                                             (214,340)    (695,314)   2,014,920       1,105,266
NET ASSETS  100.00%                                                             8,800,691   22,021,845   96,445,353     127,267,889

(a) Principal amount is in U.S. Dollars, except as indicated by note (e).

(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors.

(c) Foreign denominated security. Par value and coupon rate are denominated in currency of country indicated.

(d) Step bond issued at a discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(e) The coupon rate shown on floating rate note represents the rate at period end.

(f) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.

(g) Defaulted security. Currently, the issuer is partially in default with respect to interest payments.

(h) Valued in good faith at fair value using procedures approved by the Board of Directors.

(i) The coupon rate shown on step-up coupon bond represents the rate at period end.

(j) All or part of the Fund's holdings in this security is segregated as collateral for when issued or derivative instruments.

(k) Purchased on a forward commitment basis.

(l) Certain events may cause the contract to terminate prior to date shown.

(m) Non-income producing security.

(n) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(o) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreements. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(p) Joint repurchase agreement entered into 12/31/98 with a maturing value of $700,342,222. Collateralized by $646,494,000 U.S. Government obligations,
0% to 11.75% due 02/15/99 to 04/15/28 with an aggregate market value at 12/31/98 of $714,694,897.

                        AIM V.I. DIVERSIFIED INCOME FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31,1998
                                  (UNAUDITED)

                                                                       GT GLOBAL VARIABLE     GT GLOBAL VARIABLE
                                                                        STRATEGIC INCOME   GLOBAL GOVERNMENT INCOME
                                                                       ------------------  ------------------------
ASSETS:
Investments, at market value                                              $22,019,159             $8,864,031
     (cost $94,344,460 AIM VI Diversified Income Fund)
     (cost $22,542,807 GT Global Variable Strategic Income Fund)
     (cost $8,725,483 GT Global Variable Global Government Income Fund)
Repurchase Agreement, at value and cost                                       698,000                151,000
U.S. currency                                                                     385                    401
Foreign currencies                                                            149,625                 67,106
     (cost $142,597 AIM V.I. Diversified Income Fund)
     (cost $149,503 GT Global Variable Strategic Income Fund)
     (cost $67,307 GT Global Variable Global Government Income Fund)
Receivables for:
     Forward currency contracts                                                   893                     --
     Securities Sold                                                            1,729                  1,572
     AIM Advisors, Inc.                                                        46,045                 37,445
     Capital Stock Sold                                                         5,365                     --
     Dividends and interest                                                   493,346                149,640
Investment for deferred compensation plan                                          --                     --
Other assets                                                                       --                     --
          Total assets                                                     23,414,547              9,271,195

LIABILITIES:

Payables for:
     Securities purchased                                                   1,284,969                271,820
     Capital stock required                                                    24,085                125,193
     Deferred compensation                                                         --                 22,013
     Investment Management and administration fees                             57,310                 48,083
Forward currency contracts                                                                             1,842
Accrued advisory fees                                                              --                     --
Accrued directors' & trustees' fees                                             2,278                  3,018
Accrued operating expenses                                                     24,060                 20,548
         Total liabilities                                                  1,392,702                470,504
Net assets applicable to shares outstanding                                22,021,845              8,800,691

NET ASSETS:                                                                22,021,845              8,800,691

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

   Authorized                                                               Unlimited              Unlimited
   Outstanding                                                              1,777,818                738,856
     Net asset value and redemption price per share                       $     12.39             $    11.91


                                                                            AIM V.I.         PRO FORMA
                                                                       DIVERSIFIED INCOME    COMBINING
                                                                       ------------------  -------------
ASSETS:
Investments, at market value                                             $94,430,433        $125,313,623
     (cost $94,344,460 AIM VI Diversified Income Fund)
     (cost $22,542,807 GT Global Variable Strategic Income Fund)
     (cost $8,725,483 GT Global Variable Global Government Income Fund)
Repurchase Agreement, at value and cost                                           --             849,000
U.S. currency                                                                     --                 786
Foreign currencies                                                           144,120             360,851
     (cost $142,597 AIM V.I. Diversified Income Fund)
     (cost $149,503 GT Global Variable Strategic Income Fund)
     (cost $67,307 GT Global Variable Global Government Income Fund)
Receivables for:
     Forward currency contracts                                              206,490             207,383
     Securities Sold                                                              --               3,301
     AIM Advisors, Inc.                                                           --              83,490
     Capital Stock Sold                                                       53,293              58,658
     Dividends and interest                                                1,847,543           2,490,529
Investment for deferred compensation plan                                     22,013              22,013
Other assets                                                                     452                 452
          Total assets                                                    96,704,344         129,390,086

LIABILITIES:

Payables for:
     Securities purchased                                                         --           1,556,789
     Capital stock required                                                   86,236             235,514
     Deferred compensation                                                    22,013              22,013
     Investment Management and administration fees                                --             105,393
Forward currency contracts                                                    70,412              72,254
Accrued advisory fees                                                         49,252              49,252
Accrued directors' & trustees' fees                                              183               5,479
Accrued operating expenses                                                    30,895              75,503
         Total liabilities                                                   258,991           2,122,197
Net assets applicable to shares outstanding                               96,445,353         127,267,889

NET ASSETS:                                                               96,445,353         127,267,889

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

   Authorized                                                             250,000,00         250,000,000
   Outstanding                                                             8,818,969          11,636,788
     Net asset value and redemption price per share                      $     10.94        $      10.94


See Accompanying notes to Pro Forma Combining Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                                  (UNAUDITED)


                                                      GT GLOBAL VARIABLE   GT GLOBAL VARIABLE           AIM V.I.
                                                       STRATEGIC INCOME  GLOBAL GOVERNMENT INCOME   DIVERSIFIED INCOME
                                                      ------------------ ------------------------   ------------------
INVESTMENT INCOME:
Dividends                                                $         --         $         --            $     81,920
Interest                                                    2,039,809              584,579               7,419,812
Securities lending income                                      32,575                5,624                      --

          Total investment income                           2,072,384              590,203               7,501,732

EXPENSES:

Advisory fees                                                 186,706               65,332                 580,119
Investment management and administrative services fees          6,780                2,376                  47,472
Custodian fees                                                 25,915               12,330                  37,018
Directors' & Trustees' fees                                     1,460                1,460                   8,887
Interest expense                                               39,886                5,958                      --
Professional fees                                              57,616               29,036                  33,316
Printing & postage                                             14,906               12,205                  14,367
Other                                                           1,819                1,815                  19,913

          Total expenses                                      335,088              130,512                 741,092

Less:  Expenses paid indirectly                                    --                   --                    (615)

Less:  Expenses reimbursed                                    (46,045)             (37,445)                     --

          Net expenses                                        289,043               93,067                 740,477

Net investment income                                       1,783,341              497,136               6,761,255


                                                                        PRO FORMA
                                                       ADJUSTMENTS      COMBINING
                                                       -----------  --------------
INVESTMENT INCOME:
Dividends                                              $       --    $     81,920
Interest                                                       --      10,044,200
Securities lending income                                      --          38,199

          Total investment income                              --      10,164,319


EXPENSES:

Advisory fees                                             (50,408)        781,749
Investment management and administrative services fees     33,605          90,233
Custodian fees                                                 --          75,263
Directors' & Trustees' fees                                    --          11,807
Interest expense                                               --          45,844
Professional fees                                         (75,083)         44,885
Printing & postage                                        (22,122)         19,356
Other                                                          --          23,547

          Total expenses                                 (114,008)      1,092,684

Less:  Expenses paid indirectly                                --            (615)

Less:  Expenses reimbursed                                 83,490              --

          Net expenses                                    (30,518)      1,092,069

Net investment income                                      30,518       9,072,250


See Accompanying notes to Pro Forma Combining Financial Statements.

AIM V.I. Diversified Income Fund
GT Global Variable Strategic Income Fund
GT Global Variable Global Government Income Fund
Notes to Pro Forma Combining Financial Statements
December 31, 1998
(Unaudited)


Note 1 - Basis of Pro Forma Presentation

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization between the AIM Variable Insurance Funds, Inc. and the GT Global Variable Investment Trust and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan of Reorganization would be accomplished by an exchange of shares of AIM V.I. Diversified Income Fund for the net assets of GT Global Variable Strategic Income and GT Global Variable Global Government Income and the distribution of AIM V.I. Diversified Income Fund shares to GT Global Variable Strategic Income Fund shareholders and GT Global Variable Global Government Income Fund shareholders. If the Agreement and Plan of Reorganization were to have taken place at December 31, 1998, GT Global Variable Strategic Income Fund shareholders would have received 2,013,452 shares of AIM V.I. Diversified Income Fund and GT Global Variable Global Government Income Fund shareholders would have received 804,367 shares of AIM V.I. Diversified Income Fund.

If shareholders of a fund of GT Global Variable Investment Series or GT Global Variable Investment Trust vote to approve the Agreement and Plan of Reorganization with AIM V.I. Diversified Income Fund, at a minimum the combination will be that fund and AIM V.I. Diversified Income Fund or at the maximum the combination of that fund and all other funds in the proposal with AIM V.I. Diversified Income Fund or by any combination of that fund and any other funds in the proposal with AIM V.I. Diversified Income Fund.


Note 2 - Pro Forma Adjustments

Pro Forma adjustments have been made to reflect the contractual expenses of the combined entities and for replication of professional fees and shareholding reporting among the entities.

                      AIM V.I. GOVERNMENT SECURITIES FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                       Principal Amount
                       ----------------

          GT                  AIM
 Global Variable U.S.   V.I. Government   Pro Forma
  Government Income        Securities     Combining
         Fund                 Fund
---------------------   ---------------  ------------
                                                     U.S. GOVERNMENT AGENCY SECURITIES - 97.82%
                                                     Federal Farm Credit Bank - 3.44%
                                                     Medium term notes
         ---                  200,000        200,000    5.96%,  07/14/03
         ---                1,000,000      1,000,000    5.80%,  06/17/05
         ---                1,000,000      1,000,000    6.22%,  06/17/08
   ------------           -----------    ----------- -----------------------------------------

   ------------           -----------    ----------- -----------------------------------------

                                                     Federal Home Loan Bank - 3.69%
                                                     Debentures
         ---                  150,000        150,000    8.375%, 10/25/99
         ---                  250,000        250,000    6.00%,  06/27/00
         ---                1,000,000      1,000,000    5.97%,  12/11/00
         ---                  500,000        500,000    7.31%,  07/06/01
         ---                  400,000        400,000    8.17%,  12/16/04
   ------------           -----------    ----------- -----------------------------------------

   ------------           -----------    ----------- -----------------------------------------

                                                     Federal Home Loan Mortgage Corp.
                                                        ("FHLMC")- 21.66%
                                                     Debenture
         ---                  150,000        150,000    6.13%,  08/19/99
                                                     Pass through certificates
         ---                  692,788        692,788    6.00% 11/01/08 to 08/01/10
         ---                8,612,043      8,612,043    6.50% 12/01/08 to 01/14/29
         ---                1,316,740      1,316,740    7.00% 11/01/10 to 01/01/26
         ---                  175,967        175,967    10.50%, 08/01/19
         ---                1,064,597      1,064,597    8.50% 08/01/24 to 12/01/26
      1,300,000                 ---        1,300,000    5.75% due 07/15/03
                                                     Series 1462 PL
       155,000                  ---          155,000    due 07/15/21
                                                     Gold Pool #E72223
       494,634                  ---          494,634    6.00% due 9/1/13
   ------------           -----------    ----------- -----------------------------------------

   ------------           -----------    ----------- -----------------------------------------

                                                     Federal National Mortgage Association
                                                        ("FNMA")- 32.68%
                                                     Debenture


                         Market Value
                         ------------

          GT                  AIM
 Global Variable U.S.  V.I. Government     Pro Forma
   Government Income      Securities       Combining
         Fund                Fund
 -------------------    ---------------  --------------



  $      ---           $       206,830   $      206,830
         ---                 1,030,620        1,030,620
         ---                 1,020,460        1,020,460
  ----------------     ---------------   --------------
                                              2,257,910
  ----------------     ---------------   --------------



         ---                   154,281          154,281
         ---                   253,985          253,985
         ---                 1,019,900        1,019,900
         ---                   528,280          528,280
         ---                   459,712          459,712
  ----------------     ---------------   --------------
                                              2,416,158
  ----------------     ---------------   --------------




         ---                   151,287          151,287

         ---                   699,280          699,280
         ---                 8,695,795        8,695,795
         ---                 1,350,198        1,350,198
         ---                   193,618          193,618
         ---                 1,118,576        1,118,576
      1,335,607               ---             1,335,607

        158,426               ---               158,426

        496,335               ---               496,335
  ----------------     ---------------   --------------
                                             14,199,122
  ----------------     ---------------   --------------

                      AIM V.I. GOVERNMENT SECURITIES FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)


                       Principal Amount
                       ----------------

          GT                  AIM
 Global Variable U.S.   V.I. Government   Pro Forma
  Government Income        Securities     Combining
         Fund                 Fund
---------------------   ---------------  ------------
         ---                500,000          500,000    4.696%,06/02/99
         ---                500,000          500,000    8.25%, 12/18/00
         ---              1,350,000        1,350,000    7.50%, 02/01/02
         ---                400,000          400,000    7.55%, 04/22/02
         ---                500,000          500,000    8.50%, 02/01/05
         ---                500,000          500,000    5.75%, 06/15/05
        90,000                ---             90,000    6.80% due 01/10/03
                                                     Pool #398668
       308,167                ---            308,167    6.50% due 09/01/27
                                                     Pool #363939
       124,630                ---            124,630    7.00% due 3/1/04
                                                     Pool #356801
       106,578                ---            106,578    6.00% due 12/01/08
                                                     Medium term note
         ---                300,000          300,000    7.375%, 03/28/05
                                                     Pass through certificates
         ---              2,444,502        2,444,502    7.50%, 11/01/09 to 07/01/27
         ---              4,745,887        4,745,887    7.00%, 07/01/11 to 01/01/28
         ---              1,446,854        1,446,854    6.50%, 10/01/10 to 06/01/23(a)(b)
         ---              2,981,962        2,981,962    6.00%, 10/01/13 to 12/01/13
         ---              4,000,000        4,000,000    5.50%, 01/20/14(a)(b)
         ---                173,169          173,169    8.50%, 09/01/24
                                                     STRIPS(a)
         ---              1,800,000        1,800,000    7.37%, 10/09/19
   ------------         -----------      ----------- -----------------------------------------

   ------------         -----------      ----------- -----------------------------------------
                                                     Financial Assistance Corp. - 0.13%
        75,000                ---             75,000    9.375% due 07/21/03

                                                     Government National Mortgage Association
                                                         ("GNMA")- 28.46%
                                                     Pass through certificates
         ---                 52,981           52,981    9.50%, 08/15/03 to 09/15/16
         ---                121,713          121,713    9.00%, 09/15/08 to 10/15/16
         ---                 26,171           26,171    11.00%, 10/15/15
         ---                 29,476           29,476    10.50% 09/15/17 to 11/15/19
         ---                939,580          939,580    10.00% 06/15/19
         ---                417,615          417,615    6.50%, 12/15/23
         ---              2,107,426        2,107,426    8.00%, 10/15/25 to 07/15/26


                         Market Value
                         ------------

          GT                  AIM
 Global Variable U.S.  V.I. Government     Pro Forma
   Government Income      Securities       Combining
         Fund                Fund
 -------------------    ---------------  --------------
         ---            $       499,600  $      499,600
         ---                    531,060         531,060
         ---                  1,445,756       1,445,756
         ---                    430,612         430,612
         ---                    516,845         516,845
         ---                    513,945         513,945
          95,446                  ---            95,446

         310,383                  ---           310,383

         127,317                  ---           127,317

         107,045                  ---           107,045

         ---                    333,747         333,747

         ---                  2,519,349       2,519,349
         ---                  4,860,237       4,860,237
         ---                  1,470,115       1,470,115
         ---                  2,992,190       2,992,190
         ---                  3,954,261       3,954,261
         ---                    182,368         182,368

         ---                    538,218         538,218
----------------        ---------------  --------------
                                             21,428,494
----------------        ---------------  --------------

          87,843                  ---            87,843




         ---                     57,265          57,265
         ---                    130,650         130,650
         ---                     29,107          29,107
         ---                     32,460          32,460
         ---                  1,027,665       1,027,665
         ---                    424,790         424,790
         ---                  2,198,099       2,198,099

                      AIM V.I. GOVERNMENT SECURITIES FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)


                       Principal Amount
                       ----------------

          GT                  AIM
 Global Variable U.S.   V.I. Government   Pro Forma
  Government Income        Securities     Combining
         Fund                 Fund
---------------------   ---------------  ------------
         ---                2,703,267      2,703,267    7.50%, 05/15/27 to 08/15/28
         ---                3,707,135      3,707,135    7.00%, 04/15/28 to 06/15/28
         ---                8,000,000      8,000,000    6.00%, 01/21/29(a)(b)
                                                     Pool #780523
       219,072                  ---          219,072    7.50% due 03/15/08
   ------------           -----------    ----------- -----------------------------------------

   ------------           -----------    ----------- -----------------------------------------

                                                     Mortgage Index Amortizing Trust - .76%
       500,000                  ---          500,000    6.682% due 08/25/04

                                                     Private Export Funding Company - .49%
                                                     Debenture
         ---                  300,000        300,000    7.30%, 01/31/02

                                                     Student Loan Marketing Association - 1.78%
                                                     Debentures
         ---                  500,000        500,000    4.838%, 02/22/99
         ---                  150,000        150,000    5.55%, 12/15/99
         ---                  150,000        150,000    6.50%, 08/01/02
       350,000                  ---          350,000    7.5% due 03/8/00
   ------------           -----------    ----------- -----------------------------------------

   ------------           -----------    ----------- -----------------------------------------

                                                     Supranational Bonds - .86%
                                                     International Bank of Reconstruction & Development
       350,000                  ---          350,000    5.25% due 09/16/03
                                                           Asian Development Bank
       200,000                  ---          200,000    8.00% due 04/30/01
   ------------           -----------    ----------- -----------------------------------------

   ------------           -----------    ----------- -----------------------------------------

                                                     Tennessee Valley Authority - 3.87%
                                                     Debenture
         ---                2,000,000      2,000,000    6.375%, 06/15/05
                                                           Series A
       400,000                  ---          400,000    6.375% due 06/15/05
   ------------           -----------    ----------- -----------------------------------------

   ------------           -----------    ----------- -----------------------------------------

   ============           ===========    =========== =========================================
                                                              Total U.S. Government Agencies
   ============           ===========    =========== =========================================


                         Market Value
                         ------------

          GT                  AIM
 Global Variable U.S.  V.I. Government      Pro Forma
   Government Income      Securities        Combining
         Fund                Fund
 -------------------   ----------------   --------------
             ---            $ 2,791,836       $2,791,836
             ---              3,799,189        3,799,189
             ---              7,941,015        7,941,015

            227,013               ---            227,013
   ----------------     ---------------   --------------
                                              18,659,089
   ----------------     ---------------   --------------


            501,206               ---            501,206



             ---                318,633          318,633



             ---                499,900          499,900
             ---                151,125          151,125
             ---                157,262          157,262
            360,406               ---            360,406
   ----------------     ---------------   --------------
                                               1,168,693
   ----------------     ---------------   --------------



            352,625               ---            352,625

            210,806               ---            210,806
   ----------------     ---------------   --------------
                                                 563,431
   ----------------     ---------------   --------------



             ---              2,114,460        2,114,460

            423,250               ---            423,250
   ----------------     ---------------   --------------
                                               2,537,710
   ----------------     ---------------   --------------

   ================     ===============   ==============
          4,793,708          59,344,581       64,138,289
   ================     ===============   ==============

                      AIM V.I. GOVERNMENT SECURITIES FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)


                       Principal Amount
                       ----------------

          GT                  AIM
 Global Variable U.S.   V.I. Government   Pro Forma
  Government Income        Securities     Combining
         Fund                 Fund
---------------------   ---------------  ------------
                                                     U.S. TREASURY SECURITIES - 21.99%
                                                     U.S. Treasury Notes & Bonds - 20.55%
         ---                  500,000        500,000    6.125%, 12/31/01
         ---                  300,000        300,000    6.00%, 07/31/02
         ---                3,500,000      3,500,000    5.25%, 08/15/03
         ---                1,000,000      1,000,000    5.50%, 02/15/08
         ---                  500,000        500,000    6.875%, 08/15/25
         ---                1,500,000      1,500,000    6.125%, 11/15/27
         ---                3,000,000      3,000,000    5.50%, 08/15/28
      1,050,000                 ---        1,050,000    7.625%, due 02/15/25
        600,000                 ---          600,000    9.25%, due 02/15/16
        300,000                 ---          300,000    5.625%, due 05/15/08
   ------------           -----------    ----------- ------------------------------------------

   ------------           -----------    ----------- ------------------------------------------
                                                     U.S. Treasury STRIPS(c) - 1.44%
         ---                  750,000        750,000    5.378%, 05/15/06
         ---                1,250,000      1,250,000    6.80%, 11/15/18
   ------------           -----------    ----------- ------------------------------------------

   ------------           -----------    ----------- ------------------------------------------

   ============           ===========    =========== =========================================
                                                              Total U.S. Treasury Securities
   ============           ===========    =========== =========================================

                                                     REPURCHASE AGREEMENTS - 6.04%(d)
                                                     SBC Warburg Dillion Read, Inc., 4.75%, 01/04/99(e)
                            3,921,882      3,921,882 (Cost $3,921,882)

                                                     Dated December 31, 1998, with State Street Bank &
                                                     Trust Co., due January 4, 1999, for an effective yield of
                                                     4.5% collateralized  by $30,000 U.S. Treasury Bonds,
                                                     8.88% due 08/15/17 (market value of collateral is
         40,000                               40,000 $43,177, including accrued interest)  (Cost $40,000)
   ============           ===========    =========== =========================================
                                                              Total Repurchase Agreements
   ============           ===========    =========== =========================================
      6,663,081            75,581,755     82,244,836 TOTAL INVESTMENTS - 125.85% (COSTS $81,136,765)
   ============           ===========    =========== =========================================
                                                     LIABILITIES LESS OTHER ASSETS - (25.85%)
   ============           ===========    =========== =========================================
                                                     NET ASSETS - 100.00%
   ============           ===========    =========== =========================================


                         Market Value
                         ------------

          GT                  AIM
 Global Variable U.S.  V.I. Government     Pro Forma
   Government Income      Securities       Combining
         Fund                Fund
 -------------------   ----------------  --------------


             ---       $       520,840   $      520,840
             ---               313,026          313,026
             ---             3,590,545        3,590,545
             ---             1,059,290        1,059,290
             ---               606,180          606,180
             ---             1,679,850        1,679,850
             ---             3,140,910        3,140,910
          1,381,511              ---          1,381,511
            861,680              ---            861,680
            320,209              ---            320,209
   ----------------    ---------------   --------------
                                             13,474,041
   ----------------    ---------------   --------------

             ---               527,393          527,393
             ---               414,837          414,837
   ----------------    ---------------   --------------
                                                942,230
   ----------------    ---------------   --------------

   ================    ===============   ==============
          2,563,400         11,852,871       14,416,271
   ================    ===============   ==============



                             3,921,882        3,921,882





             40,000                              40,000
   ================    ===============   ==============
                                              3,961,882
   ================    ===============   ==============
          7,397,108         75,119,334       82,516,442
   ================    ===============   ==============
            (15,937)       (16,934,653)     (16,950,590)
   ================    ===============   ==============
   $      7,381,171    $    58,184,681   $   65,565,852
   ================    ===============   ==============

                      AIM V.I. GOVERNMENT SECURITIES FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)


                       Principal Amount                                                   Market Value
                       ----------------                                                   ------------

          GT                  AIM                                          GT                  AIM
 Global Variable U.S.   V.I. Government   Pro Forma               Global Variable U.S.  V.I. Government     Pro Forma
  Government Income        Securities     Combining                 Government Income      Securities       Combining
         Fund                 Fund                                        Fund                Fund
---------------------   ---------------  ------------             -------------------   ----------------  --------------
Abbreviations:
STRIPS-Separately Traded Registered Interest and Principal Security

Notes to Schedule of Investments:

(a) At 12/31/98, cost of securities purchased on a when-issued basis totaled $15,929,375.
(b) These securities are subject to dollar roll transactions. See Note 1 of Notes to Financial Statements.
(c) STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
      obligations, 0% to 6.75%, due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

See Accompanying Notes to Pro Forma Combining Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31,1998
                                  (UNAUDITED)


                                                                       GT              AIM
                                                                 Variable U.S.    V.I. Government
                                                                Government Income    Securities      Pro Forma
                                                                      Fund             Fund          Combining
                                                                 ------------        ------------   ------------
ASSETS:
Investments, at market value                                     $  7,357,108        $ 75,119,334   $ 82,476,442
     (cost $73,936,283-AIM V.I. Government Securities Fund)
     (cost $7,160,482-GT Variable U.S. Government Income Fund)                                              *
Repurchase Agreement, at value and cost                                40,000                  --         40,000
Receivables for:
     Capital stock sold                                                 2,500              37,061         39,561
     Interest                                                         123,102             482,349        605,451
     AIM Advisors, Inc.                                                23,670                  --         23,670
Investment for deferred compensation plan                                  --              21,587         21,587
Other assets                                                              554               6,610          7,164

          Total assets                                              7,546,934          75,666,941     83,213,875

LIABILITIES:

Payables for:
     Investments purchased                                                 --          15,929,375     15,929,375
     Capital stock requires                                           108,713           1,479,184      1,587,897
     Deferred compensation                                                 --              21,587         21,587
Accrued administrative services fees                                       --               2,655          2,655
Accrued advisory fees                                                  33,958              24,918         58,876
Accrued operating expenses                                             23,092              24,541         47,633
         Total liabilities                                            165,763          17,482,260     17,648,023
Net assets applicable to shares outstanding                         7,381,171          58,184,681     65,565,852


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Authorized                                                          Unlimited         250,000,000    250,000,000
Outstanding                                                           609,681           5,205,570      5,865,967
     Net asset value, offering, and redemption price per share   $      12.11        $      11.18   $      11.18

See Accompanying Notes to Proforma Combining Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998
                                  (UNAUDITED)

                                                                       GT              AIM
                                                                 Variable U.S.    V.I. Government
                                                                Government Income    Securities
                                                                      Fund             Fund        Adjustments
                                                                ----------------- -------------    -----------
INVESTMENT INCOME:
Interest                                                           $457,283.00    $2,890,554.00            --

EXPENSES:

Advisory fees                                                           55,012          221,956       (18,358)
Administrative services fees                                                --           43,129         7,331
Custodian fees                                                           4,122           20,817            --
Director's & Trustees' fees                                              1,460            8,172            --
Interest expense                                                         4,871           20,591            --
Professional Fees                                                       19,740           27,641            --
Other                                                                   16,685           17,635            --

          Total expenses                                               101,890          359,941       (11,027)

Less:  Expenses reimbursed                                             (23,670)              --        23,670
          Net expenses                                                  78,220          359,941        12,643

Net investment income                                                  379,063        2,530,613       (12,643)


See Accompanying Notes to Proforma Combining Financial Statements

AIM V.I. Government Securities Fund
GT Global Variable U.S. Government Income Fund
Notes to Pro Forma Combining Financial Statements
December 31, 1998
(Unaudited)


Note 1 - Basis of Pro Forma Presentation

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization between the AIM Variable Insurance Funds, Inc. and GT Global Variable Investment Trust and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan of Reorganization would be accomplished by an exchange of shares of AIM V.I. Government Securities Fund for the net assets of GT Global Variable U.S. Government Income Fund and the distribution of AIM V.I. Government Securities Fund shares to GT Global Variable U.S. Government Income Fund shareholders. If the Agreement and Plan of Reorganization were to have taken place at December 31, 1998, GT Global Variable U.S. Government Income Fund shareholders would have received 660,397 shares of AIM V.I. Government Securities Fund.


Note 2 - Pro Forma Adjustments

Pro Forma adjustments have been made to reflect the contractual expenses of the combined entities.

                              AIM VI MONEY MARKET
                             GT GLOBAL MONEY MARKET
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                PRINCIPAL AMOUNT
                ----------------
      (000)            (000)           (000)

    GT Global        AIM V.I.        Pro forma
  Money Market     Money Market      Combining
-------------------------------------------------------------------------------------------------
                                                 COMMERCIAL PAPER - 43.61%(a)
                                                 Asset-Backed Securities - Multi-Purpose - 30.14%
                                                 ABB Treasury Center USA
        1,000                            1,000   5.25%, 02/18/99
                                                 Bavaria TRR Corp.
                        2,000            2,000   5.2%, 03/02/99
                                                 Bellsouth Capital Funding
        1,500                            1,500   5.5%, 01/22/99
                                                 Campbell Soup Co.
        1,000                            1,000   5.61%, 01/14/99
                                                 Caterpillar Financial Services
        1,000                            1,000   5.07%, 03/23/99
                                                 Clipper Receivables Corp.
                        3,000            3,000   5.75%, 01/08/99
                                                 Edison Asset Securitization, LLC
                        3,000            3,000   5.30%, 01/29/99
                                                 E.I. Dupont de Nemours & Co.
        1,000                            1,000   5.06%, 03/26/99
                                                 Falcon Asset Securitization Corp.
                          500              500   5.28%, 01/19/99
                                                 Ford Motor Credit Corp.
        1,000                            1,000   5.07%, 04/30/99
                                                 H.J. Heinz Co.
        1,000                            1,000   5.26%, 01/11/99
                                                 Harris Trust & Savings Bank
        1,000                            1,000   5.64%, 02/01/99
                                                 Hitachi America Ltd.
        1,000                            1,000   5.21%, 01/22/99
                                                 John Deere Capital Corp.
        1,000                            1,000   5.03%, 04/02/99
                                                 McGraw-Hill Cos.,Inc., The
        1,000                            1,000   5.24%, 02/22/99
                                                 Mont Blanc Capital Corp.
                        2,000            2,000   5.2%, 01/13/99
                                                 Monte Rosa Capital Corp.
                        1,000            1,000   5.32%, 01/21/99

                                                                                         MARKET VALUE
                                                                                         ------------


                                                                          GT Global        AIM V.I.         Pro forma
                                                                        Money Market     Money Market       Combining
-----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 43.61%(a)
Asset-Backed Securities - Multi-Purpose - 30.14%
ABB Treasury Center USA
5.25%, 02/18/99                                                            $ 993,067                        $   993,067
Bavaria TRR Corp.
5.2%, 03/02/99                                                                            $ 1,982,667         1,982,667
Bellsouth Capital Funding
5.5%, 01/22/99                                                             1,495,291                          1,495,291
Campbell Soup Co.
5.61%, 01/14/99                                                              998,032                            998,032
Caterpillar Financial Services
5.07%, 03/23/99                                                              988,863                            988,863
Clipper Receivables Corp.
5.75%, 01/08/99                                                                             2,996,646         2,996,646
Edison Asset Securitization, LLC
5.30%, 01/29/99                                                                             2,987,634         2,987,634
E.I. Dupont de Nemours & Co.
5.06%, 03/26/99                                                              988,403                            988,403
Falcon Asset Securitization Corp.
5.28%, 01/19/99                                                                               498,680           498,680
Ford Motor Credit Corp.
5.07%, 04/30/99                                                              983,605                            983,605
H.J. Heinz Co.
5.26%, 01/11/99                                                              998,547                            998,547
Harris Trust & Savings Bank
5.64%, 02/01/99                                                            1,000,000                          1,000,000
Hitachi America Ltd.
5.21%, 01/22/99                                                              996,996                            996,996
John Deere Capital Corp.
5.03%, 04/02/99                                                              987,488                            987,488
McGraw-Hill Cos.,Inc., The
5.24%, 02/22/99                                                              992,547                            992,547
Mont Blanc Capital Corp.
5.2%, 01/13/99                                                                              1,996,533         1,996,533
Monte Rosa Capital Corp.
5.32%, 01/21/99                                                                               997,045           997,045

                              AIM VI MONEY MARKET
                             GT GLOBAL MONEY MARKET
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                 PRINCIPAL AMOUNT
                 ----------------
      (000)            (000)           (000)

    GT Global        AIM V.I.        Pro forma
  Money Market     Money Market      Combining
----------------------------------------------------------------------------------------------------
                                                 Monte Rosa Capital Corp.
        1,000                            1,000   5.55%, 01/28/99
                                                 PepsiCo, Inc.
        1,000                            1,000   5.33%, 01/27/99
                                                 Preferred Receivables Funding Corp.
                        2,000            2,000   5.25%, 03/11/99
                        1,000            1,000   5.06%, 04/21/99
                                                 Wachovia Bank N.A.
        1,000                            1,000   5.5%, 01/29/99
----------------------------------------------------------------------------------------------------
                                                          Total Commercial Paper (Cost $41,718,529)
----------------------------------------------------------------------------------------------------
                                                 Asset-Backed Securities - Trade Receivables - 4.16%
                                                 Corporate Asset Funding Co.
                        1,000            1,000   5.2%, 02/17/99
                                                 Delaware Funding Corp.
                        2,000            2,000   5.45%, 01/11/99
                        1,000            1,000   5.15%, 03/11/99
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                 Banks - Domestic - 2.08%
                                                 First Chicago Financial Corp.
                        2,000            2,000   5.26%, 02/19/99

                                                 Finance - Multiple Industry - 2.06%
                                                 General Electric Capital Corp.
                        2,000            2,000   5.05%, 04/06/99

                                                 Household Products - 3.09%
                                                 Colgate - Palmolive Co.
                        3,000            3,000   4.85%, 04/22/99

                                                 Insurance (Life) - 1.04%
                                                 Hancock (John) Capital Corp.
                        1,000            1,000   5.35%, 01/22/99

                                                 Insurance (Other) - 1.03%
                                                 Marsh & McLennan Companies, Inc.
                        1,000            1,000   5.10%, 03/22/99
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

                                                                                          MARKET VALUE
                                                                                          ------------


                                                                          GT Global         AIM V.I.         Pro forma
                                                                         Money Market     Money Market       Combining
---------------------------------------------------------------------------------------------------------------------------
Monte Rosa Capital Corp.
5.55%, 01/28/99                                                            $ 995,875                        $   995,875
PepsiCo, Inc.
5.33%, 01/27/99                                                              996,172                            996,172
Preferred Receivables Funding Corp.
5.25%, 03/11/99                                                                             1,979,875         1,979,875
5.06%, 04/21/99                                                                               984,539           984,539
Wachovia Bank N.A.
5.5%, 01/29/99                                                             1,000,000                          1,000,000
-----------------------------------------------------------------------------------------------------------------------
         Total Commercial Paper (Cost $41,718,529)                        14,414,886       14,423,619        28,838,505
-----------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities - Trade Receivables - 4.16%
Corporate Asset Funding Co.
5.2%, 02/17/99                                                                                993,211           993,211
Delaware Funding Corp.
5.45%, 01/11/99                                                                             1,996,972         1,996,972
5.15%, 03/11/99                                                                               990,129           990,129
-----------------------------------------------------------------------------------------------------------------------
                                                                                            3,980,312         3,980,312
-----------------------------------------------------------------------------------------------------------------------
Banks - Domestic - 2.08%
First Chicago Financial Corp.
5.26%, 02/19/99                                                                             1,985,681         1,985,681

Finance - Multiple Industry - 2.06%
General Electric Capital Corp.
5.05%, 04/06/99                                                                             1,973,347         1,973,347

Household Products - 3.09%
Colgate - Palmolive Co.
4.85%, 04/22/99                                                                             2,955,138         2,955,138

Insurance (Life) - 1.04%
Hancock (John) Capital Corp.
5.35%, 01/22/99                                                                               996,879           996,879

Insurance (Other) - 1.03%
Marsh & McLennan Companies, Inc.
5.10%, 03/22/99                                                                               988,667           988,667
-----------------------------------------------------------------------------------------------------------------------
                                                                                           27,303,643        41,718,529
-----------------------------------------------------------------------------------------------------------------------

                              AIM VI MONEY MARKET
                             GT GLOBAL MONEY MARKET
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                 PRINCIPAL AMOUNT
                 ----------------
      (000)            (000)           (000)

    GT Global        AIM V.I.        Pro forma
  Money Market     Money Market      Combining
---------------------------------------------------------------------------------------------------------------

                                                 CORPORATE NOTE - 1.05%
                                                 Automobile - 1.05%
                                                 Ford Motor Credit Co.
                        1,000            1,000   5.625%, 01/15/99 (Cost $1,000,070)


                                                 MASTER NOTE AGREEMENTS - 8.36%(b)
                                                 Citicorp Securities, Inc.
                        2,000            2,000   5.75%, 01/25/99(c)
                                                 Merrill Lynch Mortgage Capital, Inc.
                        3,000            3,000   5.78%, 08/16/99(d)
                                                 Morgan Stanley, Dean Witter, Discover & Co.
                        3,000            3,000   5.60%, 05/24/99(e)
---------------------------------------------------------------------------------------------------------------
                                                           Total Master Note Agreements (Cost $8,000,000)
---------------------------------------------------------------------------------------------------------------


                                                 TIME DEPOSIT - 3.14%
                                                 Banks - Foreign - 3.14%
                                                 Credit Communal de Belgique
                        3,000            3,000   5.125%, 01/04/99 (Cost $3,000,000)


                                                 U.S. GOVERNMENT AGENCY SECURITIES - 10.64%
                                                 Federal Home Loan Bank Discount Note
        4,091                            4,091   4.50%, 01/04/99
                                                 Federal Home Loan Mortgage Corporation Discount Note
        4,091                            4,091   4.50%, 01/04/99
                                                 Federal National Mortgage Association
                        2,000            2,000   4.696%, 06/02/99(f)
---------------------------------------------------------------------------------------------------------------
                                                     Total U.S. Government Agency Securities (Cost $10,178,932)
---------------------------------------------------------------------------------------------------------------

                                                           Total Investments, excluding Repurchase Agreements
---------------------------------------------------------------------------------------------------------------

                                                                                          MARKET VALUE
                                                                                          ------------


                                                                          GT Global         AIM V.I.         Pro forma
                                                                         Money Market     Money Market       Combining
-----------------------------------------------------------------------------------------------------------------------

CORPORATE NOTE - 1.05%
Automobile - 1.05%
Ford Motor Credit Co.
5.625%, 01/15/99 (Cost $1,000,070)                                                        $ 1,000,070       $ 1,000,070


MASTER NOTE AGREEMENTS - 8.36%(b)
Citicorp Securities, Inc.
5.75%, 01/25/99(c)                                                                          2,000,000         2,000,000
Merrill Lynch Mortgage Capital, Inc.
5.78%, 08/16/99(d)                                                                          3,000,000         3,000,000
Morgan Stanley, Dean Witter, Discover & Co.
5.60%, 05/24/99(e)                                                                          3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------
          Total Master Note Agreements (Cost $8,000,000)                                    8,000,000         8,000,000
-----------------------------------------------------------------------------------------------------------------------


TIME DEPOSIT - 3.14%
Banks - Foreign - 3.14%
Credit Communal de Belgique
5.125%, 01/04/99 (Cost $3,000,000)                                                          3,000,000         3,000,000


U.S. GOVERNMENT AGENCY SECURITIES - 10.64%
Federal Home Loan Bank Discount Note
4.50%, 01/04/99                                                            4,089,466                          4,089,466
Federal Home Loan Mortgage Corporation Discount Note
4.50%, 01/04/99                                                            4,089,466                          4,089,466
Federal National Mortgage Association
4.696%, 06/02/99(f)                                                                         2,000,000         2,000,000
-----------------------------------------------------------------------------------------------------------------------
    Total U.S. Government Agency Securities (Cost $10,178,932)             8,178,932        2,000,000        10,178,932
-----------------------------------------------------------------------------------------------------------------------

          Total Investments, excluding Repurchase Agreements              22,593,818       41,303,713        63,897,531
-----------------------------------------------------------------------------------------------------------------------

                              AIM VI MONEY MARKET
                             GT GLOBAL MONEY MARKET
                  PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1998
                                  (UNAUDITED)

                 PRINCIPAL AMOUNT
                 ----------------
      (000)            (000)           (000)

    GT Global        AIM V.I.        Pro forma
  Money Market     Money Market      Combining
--------------------------------------------------------------------------------------------------------------

                                                 REPURCHASE AGREEMENTS - 36.24%(g)
                        3,000            3,000   Bear, Stearns & Co., Inc., 4.85%(h)

                       15,000           15,000   J.P. Morgan Securities, Inc., 4.75%, 01/04/99(i)

                        4,677            4,677   SBC Warburg Dillon Read Securities, Inc., 4.75%, 01/04/99(j)

        6,000                            6,000   Dated December 31, 1998, with NationsBanc Montgomery
                                                 Securities, due January 4, 1999 for an effective yield of
                                                 4.25%, collateralized by $3,600,000 U.S. Treasury Bonds,
                                                 11.25%, due 02/15/15 (market value of collateral is
                                                 $6,118,777, accrued interest)


        6,000                            6,000   Dated December 31, 1998, with State Street Bank & Trust Co., due January 4, 1999 for an effective yield of 4.50%,
                                                 collateralized by $5,370,000 U.S. Treasury Bonds, 6.25% due
                                                 8/15/23 (market value of collateral is $6,123,475,
                                                 inlcuding accrued interest)
--------------------------------------------------------------------------------------------------------------
                                                           Total Repurchase Agreements (Cost $34,676,787)
--------------------------------------------------------------------------------------------------------------

                                                 TOTAL INVESTMENTS  - 103.03%
--------------------------------------------------------------------------------------------------------------
                                                 OTHER LIABILITIES LESS ASSETS - -(3.03)%
--------------------------------------------------------------------------------------------------------------
                                                 NET ASSETS - 100.00%
--------------------------------------------------------------------------------------------------------------

                                                                                          MARKET VALUE
                                                                                          ------------


                                                                          GT Global         AIM V.I.         Pro forma
                                                                         Money Market     Money Market       Combining
-----------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 36.24% (G)
Bear, Stearns & Co., Inc., 4.85% (h)                                                     $  3,000,000      $  3,000,000

J.P. Morgan Securities, Inc., 4.75%, 01/04/99 (i)                                          15,000,000        15,000,000

SBC Warburg Dillon Read Securities, Inc., 4.75%, 01/04/99 (j)                               4,676,787         4,676,787

Dated December 31, 1998, with NationsBanc Montgomery                       6,000,000                          6,000,000
Securities, due January 4, 1999 for an effective yield of
4.25%, collateralized by $3,600,000 U.S. Treasury Bonds,
11.25%, due 02/15/15 (market value of collateral is
$6,118,777, accrued interest)


Dated December 31, 1998, with State Street Bank & Trust Co.,               6,000,000                          6,000,000
due January 4, 1999 for an effective yield of 4.50%,
collateralized by $5,370,000 U.S. Treasury Bonds, 6.25% due
8/15/23 (market value of collateral is $6,123,475,
inlcuding accrued interest)
-----------------------------------------------------------------------------------------------------------------------
          Total Repurchase Agreements (Cost $34,676,787)                  12,000,000       22,676,787        34,676,787
-----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS  - 103.03%                                              34,593,818       63,980,500        98,574,318(k)
-----------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS - -(3.03)%                                  (3,006,087)         109,823        (2,896,264)
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                      31,587,731      $64,090,323        95,678,054
-----------------------------------------------------------------------------------------------------------------------

                  Notes to Schedule of Investments:

                  (a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

                  (b) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain nonregistered investment companies managed by the investment advisor or its affiliates.

                  (c) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 3 business days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/98.

                  (d) The Portfolio may demand prepayment of notes purchased under the Master Note Purchase Agreement upon 2 days' notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/98.

                  (e) Master Note Purchase Agreement may be terminated by either party upon 3 business days' prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/98.

                  (f) Interest rates are redetermined weekly. Rate shown is the rate in effect on 12/31/98.

                  (g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

                  (h) Open joint repurchase agreement entered into 12/31/98. Either party may terminate the agreement upon demand. Interest rates are redetermined daily. Collateralized by $354,763,000 U.S. Government Obligations, 0% to 8.65% due 01/15/99 to 06/11/18
                           with an aggregate market value at 12/31/98 of $360,262,932.

                  (i) Joint repurchase agreement entered into 12/31/98 with a maturing value of $500,263,889. Collateralized by $606,702,000 U.S. Government obligations, 0% to 7.55% due 01/04/99 to 10/03/22 with an aggregate market value at 12/31/98 of $510,001,764.

                  (j) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.

                  (k) Also represents cost for federal income tax purposes.

                  See Accompanying notes to Pro Forma Combining Financial Statements.

                           AIM V.I MONEY MARKET FUND
                      GT GLOBAL VARIABLE MONEY MARKET FUND
            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31,1998
                                  (UNAUDITED)



                                                                       GT Global            AIM
                                                                     Variable Money      V.I. Money           Pro Forma
                                                                      Market Fund        Market Fund          Combining
                                                                    ----------------   ----------------   ----------------

ASSETS:
Investments, at market value                                        $     22,593,818   $     41,303,713   $     63,897,531
                                                                    ----------------   ----------------   ----------------
     (cost $41,303,713-AIM V.I Money Market)
     (cost $22,593,818-GT Global Variable Money Market)
Repurchase agreement, at value and cost                                   12,000,000         22,676,787         34,676,787
                                                                    ----------------   ----------------   ----------------
Recivables for:
      Capital stock sold                                                     285,901             78,786            364,687
                                                                    ----------------   ----------------   ----------------
      Interest                                                                43,601             71,601            115,202
                                                                    ----------------   ----------------   ----------------
Investment for deferred compensation plan                                         --             22,139             22,139
Other assets                                                                     488                385                873
          Total assets                                                    34,923,808         64,153,411         99,077,219
                                                                    ================   ================   ================
LIABILITIES:
Payables for:
     Capital stock reaquired                                               3,299,963                 80          3,300,043
                                                                    ----------------   ----------------   ----------------
     Deferred compensation                                                        --             22,139             22,139
                                                                    ----------------   ----------------   ----------------
Accrued advisory fees                                                         20,734             21,659             42,393
                                                                    ----------------   ----------------   ----------------
Accrued director's & Trustees' fees                                              290                293                583
                                                                    ----------------   ----------------   ----------------
Accrued operating expenses                                                    15,090             18,917             34,007
                                                                    ----------------   ----------------   ----------------
         Total liabilities                                                 3,336,077             63,088          3,399,165
                                                                    ================   ================   ================
Net assets applicable to shares outstanding                               31,587,731         64,090,323         95,678,054
                                                                    ================   ================   ================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

     Authorized                                                            Unlimited        250,000,000        250,000,000
                                                                    ----------------   ----------------   ----------------
     Outstanding                                                          31,587,731         64,090,266         95,677,997
                                                                    ================   ================   ================
     Net asset value, offering and redemption price per share       $           1.00   $           1.00   $           1.00
                                                                    ================   ================   ================


See Accompanying notes to Proforma Combining Financial Statements.

                 AIM V.I MONEY MARKET FUND
            GT GLOBAL VARIABLE MONEY MARKET FUND
        PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE YEAR ENDED DECEMBER 31, 1998
                        (UNAUDITED)



                                        GT GLOBAL         AIM
                                     VARIABLE MONEY    V.I. MONEY                       Pro Forma
                                       MARKET FUND     MARKET FUND     Adjustments      Combining
                                     --------------   -------------   -------------    -------------

INVESTMENT INCOME:
Interest                              $   1,739,586   $   3,483,093   $          --    $   5,222,679
                                      -------------   -------------   -------------    -------------

EXPENSES:
Advisory fees                               160,063         252,407         (32,909)         379,561
                                      -------------   -------------   -------------    -------------
Administrative services fees                     --          36,480          31,789           68,269
                                      -------------   -------------   -------------    -------------
Custodian fees                               10,585          26,470              --           37,055
                                      -------------   -------------   -------------    -------------
Printing & postage                           16,965           8,372              --           25,337
                                      -------------   -------------   -------------    -------------
Professional fees                            32,970          26,862              --           59,832
                                      -------------   -------------   -------------    -------------
Director's & Trustees' fees                   1,460           8,885              --           10,345
                                      -------------   -------------   -------------    -------------
Other                                        11,358           7,841              --           19,199
                                      -------------   -------------   -------------    -------------
          Total expenses                    233,401         367,317          (1,120)         599,598
                                      =============   =============   =============    =============
Net investment income                 $   1,506,185   $   3,115,776   $       1,120    $   4,623,081
                                      =============   =============   =============    =============

See Accompanying notes to Proforma Combining Financial Statements.

AIM V.I. Money Market Fund
GT Global Money Market Fund
Notes to Pro Forma Combining Financial Statements
December 31, 1998
(Unaudited)


Note 1 - Basis of Pro Forma Presentation

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization between the AIM Variable Insurance Funds, Inc. and GT Global Variable Investment Series and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan of Reorganization would be accomplished by an exchange of shares of AIM V.I. Money Market Fund for the net assets of GT Global Money Market Fund and the distribution of AIM V.I. Money Market Fund shares to GT Global Money Market Fund shareholders. If the Agreement and Plan of Reorganization were to have taken place at December 31, 1998, GT Global Money Market Fund shareholders would have received 31,587,731 shares of AIM V.I. Money Market Fund.


Note 2 - Pro Forma Adjustments

Pro Forma adjustments have been made to reflect the contractual expenses of the combined entities.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.


                  THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                               FOR      AGAINST        ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                              [ ]        [ ]           [ ]
      by and among GT  Global  Variable Investment Trust, acting on behalf of GT Global
      Variable Growth & Income Fund, AIM Variable Insurance Funds, Inc., acting on behalf of
      AIM V.I. Global Growth and Income Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY
      PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.
                                       .
PROXY                                                                     PROXY

                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                       GT GLOBAL VARIABLE INVESTMENT TRUST
              ON BEHALF OF GT GLOBAL VARIABLE GROWTH & INCOME FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable Growth & Income Fund, an investment portfolio of GT Global Variable Investment Trust, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ---------------------------------

                                    Signature (if held jointly)
                                                                --------------

                                    Dated
                                         -------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                          FOR     AGAINST        ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                         [ ]       [ ]           [ ]
      by and among GT  Global  Variable Investment Series, acting on behalf of
      GT Global Variable America Fund, AIM Variable Insurance Funds, Inc., acting on behalf of AIM V.I. Capital Appreciation Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY
      PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.

PROXY                                                                     PROXY

                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                      GT GLOBAL VARIABLE INVESTMENT SERIES
                  ON BEHALF OF GT GLOBAL VARIABLE AMERICA FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable America Fund, an investment portfolio of GT Global Variable Investment Series, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held jointly)
                                                               ----------------

                                    Dated
                                         --------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.
                                       .


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                          FOR     AGAINST        ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                         [ ]      [ ]            [ ]
      by and among GT  Global  Variable Investment Series, acting on behalf of
      GT Global Variable International Fund, AIM Variable Insurance Funds, Inc.,
      acting on behalf of AIM V.I. International Equity Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME
      BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.


                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.
PROXY                                                                     PROXY

                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                      GT GLOBAL VARIABLE INVESTMENT SERIES
               ON BEHALF OF GT GLOBAL VARIABLE INTERNATIONAL FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable International Fund, an investment portfolio of GT Global Variable Investment Series, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held jointly)
                                                                ---------------

                                    Dated
                                         --------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                     FOR     AGAINST      ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                    [ ]      [ ]           [ ]
      by and among GT Global  Variable Investment Series, acting on behalf of
      GT Global Variable Europe Fund, AIM Variable Insurance Funds, Inc., acting on behalf of AIM V.I. International Equity Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY
      PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.
PROXY                                                                     PROXY

                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                      GT GLOBAL VARIABLE INVESTMENT SERIES
                   ON BEHALF OF GT GLOBAL VARIABLE EUROPE FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable Europe Fund, an investment portfolio of GT Global Variable Investment Series, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held jointly)
                                                                ---------------

                                    Dated
                                         --------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                       FOR     AGAINST      ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                      [ ]      [ ]           [ ]
      by and among GT  Global  Variable Investment Trust, acting on behalf of
      GT Global Variable Natural Resources Fund, AIM Variable Insurance Funds, Inc.,
      acting on behalf of AIM V.I. International Equity Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME
      BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

================================================================================





                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.
PROXY                                                                     PROXY

                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                       GT GLOBAL VARIABLE INVESTMENT TRUST
             ON BEHALF OF GT GLOBAL VARIABLE NATURAL RESOURCES FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable Natural Resources Fund, an investment portfolio of GT Global Variable Investment Trust, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held jointly)
                                                                ---------------

                                    Dated
                                         --------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.
                                       .


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                     FOR     AGAINST        ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                    [ ]        [ ]           [ ]
      by and among GT  Global  Variable Investment Trust, acting on behalf of
      GT Global Variable Infrastructure Fund, AIM Variable Insurance Funds, Inc.,
      acting on behalf of AIM V.I. International Equity Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME
      BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.

PROXY                                                                     PROXY

                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                       GT GLOBAL VARIABLE INVESTMENT TRUST
               ON BEHALF OF GT GLOBAL VARIABLE INFRASTRUCTURE FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable Infrastructure Fund, an investment portfolio of GT Global Variable Investment Trust, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held  jointly)
                                                                ---------------

                                    Dated
                                         --------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.
                                       .


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                            FOR     AGAINST        ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                           [ ]        [ ]           [ ]
      by and among GT Global  Variable Investment Series, acting on behalf of GT Global
      Variable New Pacific Fund, AIM Variable Insurance Funds, Inc., acting on behalf of
      AIM V.I. International Equity Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY
      PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.

PROXY                                                                     PROXY

                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                      GT GLOBAL VARIABLE INVESTMENT SERIES
                ON BEHALF OF GT GLOBAL VARIABLE NEW PACIFIC FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable New Pacific Fund, an investment portfolio of GT Global Variable Investment Series, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held jointly)
                                                                ---------------

                                    Dated
                                         --------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.
                                       .


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                               FOR     AGAINST        ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                              [ ]        [ ]           [ ]
      by and among GT  Global  Variable Investment Trust, acting on behalf of GT Global
      Variable Latin America Fund, AIM Variable Insurance Funds, Inc., acting on behalf of
      AIM V.I. International Equity Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY
      PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.

PROXY                                                                     PROXY

                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                       GT GLOBAL VARIABLE INVESTMENT TRUST
               ON BEHALF OF GT GLOBAL VARIABLE LATIN AMERICA FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable Latin America Fund, an investment portfolio of GT Global Variable Investment Trust, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held jointly)
                                                                ---------------

                                    Dated
                                         --------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                                  FOR      AGAINST        ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                                 [ ]        [ ]            [ ]
      by and among GT Global Variable Investment Trust, acting on behalf of GT Global
      Variable Emerging Markets Fund, AIM Variable Insurance Funds, Inc., acting on behalf of
      AIM V.I. International Equity Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY
      PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.


PROXY                                                                     PROXY
                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                       GT GLOBAL VARIABLE INVESTMENT TRUST
              ON BEHALF OF GT GLOBAL VARIABLE EMERGING MARKETS FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable Emerging Markets Fund, an investment portfolio of GT Global Variable Investment Trust, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held jointly)
                                                                ---------------

                                    Dated
                                         --------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                          FOR     AGAINST      ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                         [ ]      [ ]           [ ]
      by and among GT Global Variable Investment Trust, acting on behalf of GT Global
      Variable Telecommunications Fund, AIM Variable Insurance Funds, Inc., acting on behalf of AIM V.I. Telecommunications Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY
      PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.

PROXY                                                                     PROXY
                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                       GT GLOBAL VARIABLE INVESTMENT TRUST
             ON BEHALF OF GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable Telecommunications Fund, an investment portfolio of GT Global Variable Investment Trust, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held jointly)
                                                                ---------------

                                    Dated
                                         --------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                               FOR     AGAINST       ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                              [ ]       [ ]           [ ]
      by and among GT Global Variable Investment Trust, acting on behalf of GT Global
      Variable Strategic Income Fund, AIM Variable Insurance Funds, Inc., acting on behalf of
      AIM V.I. Diversified Income Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY
      PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.

PROXY                                                                     PROXY
                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                       GT GLOBAL VARIABLE INVESTMENT TRUST
              ON BEHALF OF GT GLOBAL VARIABLE STRATEGIC INCOME FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable Strategic Income Fund, an investment portfolio of GT Global Variable Investment Trust, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held jointly)
                                                                ---------------

                                    Dated
                                         --------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                          FOR     AGAINST        ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                         [ ]       [ ]            [ ]
      by and among GT Global Variable Investment Trust, acting on behalf of GT Global
      Variable Global Government Income Fund, AIM Variable Insurance Funds, Inc., acting on behalf of AIM V.I. Diversified Income Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY
      PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.

PROXY                                                                     PROXY

                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                       GT GLOBAL VARIABLE INVESTMENT TRUST
          ON BEHALF OF GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable Global Government Income Fund, an investment portfolio of GT Global Variable Investment Trust, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held jointly)
                                                                ---------------

                                    Dated
                                         --------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                          FOR     AGAINST      ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                         [ ]      [ ]           [ ]
      by and among GT Global Variable Investment Trust, acting on behalf of GT Global
      Variable U.S. Government Income Fund, AIM Variable Insurance Funds, Inc., acting on behalf of AIM V.I. Government Securities Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY
      PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.

PROXY                                                                     PROXY

                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                       GT GLOBAL VARIABLE INVESTMENT TRUST
           ON BEHALF OF GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Variable U.S. Government Income Fund, an investment portfolio of GT Global Variable Investment Trust, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held jointly)
                                                                ---------------

                                    Dated
                                         --------------------------------------

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.


THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING "FOR" THE PROPOSAL. TO VOTE, FILL IN BOX COMPLETELY. EXAMPLE:

                                                                                          FOR     AGAINST      ABSTAIN
1.    Proposal to approve an Agreement and Plan of Reorganization                         [ ]      [ ]           [ ]
      by and among GT Global Variable Investment Series, acting on behalf of GT Global
      Money Market Fund, AIM Variable Insurance Funds, Inc., acting on behalf of
      AIM V.I. Money Market Fund, and A I M Advisors, Inc.

2.    IN THE DISCRETION OF SUCH PROXIES, UPON SUCH OTHER BUSINESS AS MAY
      PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

                     EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY!

                  Please detach at perforation before mailing.

PROXY                                                                     PROXY

                   PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                      GT GLOBAL VARIABLE INVESTMENT SERIES
                    ON BEHALF OF GT GLOBAL MONEY MARKET FUND

            PROXY FOR SPECIAL MEETING OF SHAREHOLDERS AUGUST 25, 1999


The undersigned hereby appoints Robert H. Graham and Gary T. Crum, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of GT Global Money Market Fund, an investment portfolio of GT Global Variable Investment Series, on August 25, 1999 at 3:00 p.m. Central time, and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL.

                                    NOTE: PLEASE SIGN EXACTLY AS YOUR NAME
                                    APPEARS ON THIS PROXY CARD. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, sign in the partnership name.

                                    Signature
                                             ----------------------------------

                                    Signature (if held jointly)
                                                                ---------------

                                    Dated
                                         --------------------------------------